Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2023-4, Class A, 5.15%, 09/16/30 .. USD 1,500 $ 1,548,890
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,765,063
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,360 1,377,520
Series 2025-2, Class A, 4.28%, 04/15/30 .. 1,400 1,414,554
Series 2025-3, Class A, 4.51%, 04/15/32 .. 1,000 1,019,028
Series 2025-4, Class A, 4.30%, 07/15/30 .. 1,500 1,517,934
Series 2025-5, Class A, 4.51%, 07/15/32 .. 1,500 1,529,061
BA Credit Card Trust
Series 2024-A1, Class A, 4.93%, 05/15/29 . 3,640 3,695,581
Series 2025-A1, Class A, 4.31%, 05/15/30 . 1,000 1,011,454
BMW Vehicle Lease Trust, Series 2025-1, Class
A4, 4.49%, 10/25/28 ............... 500 504,940
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 508,857
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2, 1.39%, 07/15/30 1,000 942,160
Series 2025-A1, Class A, 3.82%, 09/15/30 . 2,000 1,997,781
Series 2025-A3, Class A, 4.65%, 10/15/37 . 2,800 2,790,302
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29 . 1,000 1,017,468
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 872,446
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 801,241
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 510,354
Series 2025-3, Class A3, 4.35%, 07/15/30 . 4,000 4,032,906
Series 2026-1, Class A3, 4.04%, 03/17/31 . 1,900 1,905,158
Carvana Auto Receivables Trust, Series 2025-
P3, Class A3, 4.04%, 11/11/30 ......... 500 499,953
Chase Issuance Trust, Series 2025-A1, Class
A, 4.16%, 07/15/30 ................ 750 756,493
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,110,982
CNH Equipment Trust
Series 2024-C, Class A3, 4.03%, 01/15/30 . 2,000 2,005,162
Series 2025-B, Class A3, 4.30%, 10/15/30 . 500 503,342
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 250,913
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 453,438
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 1,003,858
Series 2025-1, Class D, 5.41%, 09/15/32 .. 700 708,824
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 485 394,422
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 91 91,201
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,041,259
Series 2025-3A, Class A3, 4.78%, 07/16/29 500 503,705
Series 2025-3A, Class D, 5.57%, 10/15/31 . 400 407,239
Series 2025-4A, Class A3, 4.39%, 09/17/29 470 472,154
Series 2025-4A, Class C, 4.57%, 06/16/31 . 1,400 1,404,126
Series 2025-5A, Class A3, 4.24%, 11/15/29 250 250,807
Series 2025-5A, Class D, 5.16%, 03/15/32 . 250 251,350
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,500 1,527,230
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 3,010,989
Series 2024-D, Class B, 4.88%, 09/15/30 . 2,000 2,038,917
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30 . 1,550 1,572,888
Series 2025-2, Class A1, 4.06%, 09/15/30 . 750 751,600
Gm Financial Automobile Leasing Trust, Series
2025-2, Class A3, 4.58%, 05/22/28 ...... 500 504,290
GM Financial Automobile Leasing Trust, Series
2025-1, Class A3, 4.66%, 02/21/28 ...... 1,300 1,310,253
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gm Financial Consumer Automobile
Receivables Trust, Series 2025-3, Class A4,
4.30%, 09/16/31 .................. USD 500 $ 505,706
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 1,996 2,001,280
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,177,726
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,176,615
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 1,006,030
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 508,686
Series 2025-2, Class A3, 4.28%, 04/16/30 . 400 403,119
Harley-Davidson Motorcycle Trust, Series 2025-
A, Class A3, 4.67%, 04/15/30 ......... 500 506,465
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3, 4.15%, 10/15/29 . 1,100 1,105,781
Series 2025-3, Class A3, 4.04%, 02/21/30 . 500 502,267
Series 2025-4, Class A3, 3.98%, 06/17/30 . 500 502,026
Series 2025-4, Class A4, 4.05%, 02/17/32 . 2,250 2,256,738
Hyundai Auto Receivables Trust, Series 2025-
A, Class A3, 4.32%, 10/15/29 ......... 1,000 1,006,718
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 928 934,390
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 630,620
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,146,823
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A4, 4.22%, 06/17/30 . 5,000 5,027,050
Series 2025-A, Class A4, 4.69%, 02/18/31 . 500 507,929
Mercedes-Benz Auto Receivables Trust, Series
2025-1, Class A3, 4.78%, 12/17/29 ...... 1,500 1,518,503
Nissan Auto Lease Trust, Series 2025-A, Class
A3, 4.75%, 03/15/28 ............... 1,000 1,009,567
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A3, 4.49%, 12/17/29 . 1,000 1,009,634
Series 2025-A, Class A4, 4.57%, 11/15/30 . 500 508,774
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 7,110 7,136,636
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 431,735
Series 2024-3, Class A3, 5.63%, 01/16/29 . 471 472,478
Series 2025-3, Class C, 4.68%, 09/15/31 .. 500 504,604
Series 2025-4, Class A3, 4.17%, 04/15/30 . 700 702,718
Series 2025-4, Class B, 4.27%, 01/15/32 .. 500 501,185
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30 . 4,100 4,153,831
Series 2025-A2, Class A, 4.49%, 05/15/31 . 1,500 1,516,531
Synchrony Card Issuance Trust, Series 2025-
A3, Class A, 4.06%, 11/15/31 .......... 275 275,983
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/29 . 2,000 2,013,307
Series 2025-B, Class A3, 4.34%, 11/15/29 . 200 201,615
Verizon Master Trust
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,512,927
Series 2025-7, Class A1A, 3.96%, 08/20/31 1,800 1,801,897
Volkswagen Auto Lease Trust, Series 2025-A,
Class A3, 4.50%, 06/20/28 ........... 500 504,506
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . 1,000 1,012,369
Series 2025-A1, Class A, 4.34%, 05/15/30 . 3,000 3,034,772
World Omni Auto Receivables Trust
Series 2025-A, Class A4, 4.86%, 11/15/30 . 500 509,675
Series 2025-C, Class A3, 4.08%, 11/15/30 . 700 703,074

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
World Omni Automobile Lease Securitization
Trust, Series 2025-A, Class A3, 4.42%,
04/17/28 ....................... USD 400 $ 403,076
Total Asset-Backed Securities — 0 .3%
(Cost: $ 113,066,039 ) .............................. 113,933,459
Shares
Shares
Common Stocks
Containers & Packaging — 0.0%
Ardagh Group SA
(a) (b) (c)
................ 31,702 277,138
Financial Services — 0.0%
Quincy Health LLC
(a) (c)
................ 489 —
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (c) (d)
............ 7,599 45,214
Total Common Stocks — 0.0%
(Cost: $ 851,845 ) ................................. 322,352
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. 645 667,689
Airbus SE
(b)
3.15% , 04/10/27 .................. 1,350 1,338,778
3.95% , 04/10/47 .................. 825 670,604
ATI, Inc.
5.88% , 12/01/27 .................. 353 353,549
4.88% , 10/01/29 .................. 395 394,425
7.25% , 08/15/30 .................. 495 518,870
5.13% , 10/01/31 .................. 402 402,732
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 .................. 325 335,011
6.25% , 03/15/33 .................. 420 435,013
BAE Systems Finance, Inc., 7.50%, 07/01/27
(b)
655 686,763
BAE Systems Holdings, Inc., 4.75%, 10/07/44
(b)
776 711,588
BAE Systems plc
(b)
5.00% , 03/26/27 .................. 745 753,689
5.13% , 03/26/29 .................. 1,055 1,086,233
3.40% , 04/15/30 .................. 415 400,925
1.90% , 02/15/31 .................. 1,475 1,310,969
5.25% , 03/26/31 .................. 395 410,205
5.30% , 03/26/34 .................. 1,385 1,432,041
5.80% , 10/11/41 .................. 380 396,058
3.00% , 09/15/50 .................. 1,100 734,111
5.50% , 03/26/54
(d)
................. 630 632,448
Boeing Co. (The)
2.70% , 02/01/27 .................. 634 626,221
2.80% , 03/01/27 .................. 300 296,327
5.04% , 05/01/27 .................. 1,997 2,017,952
6.26% , 05/01/27 .................. 1,020 1,046,079
3.25% , 02/01/28 .................. 1,162 1,144,762
3.25% , 03/01/28 .................. 503 495,417
3.45% , 11/01/28 .................. 565 555,215
3.20% , 03/01/29 .................. 1,059 1,028,889
6.30% , 05/01/29 .................. 1,245 1,322,463
2.95% , 02/01/30 .................. 1,200 1,138,569
5.15% , 05/01/30 .................. 3,769 3,873,007
3.63% , 02/01/31 .................. 1,630 1,571,135
6.39% , 05/01/31 .................. 945 1,025,474
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.13% , 02/15/33 .................. USD 453 $ 489,437
3.60% , 05/01/34 .................. 634 577,037
6.53% , 05/01/34 .................. 2,620 2,898,469
3.25% , 02/01/35 .................. 568 497,128
6.63% , 02/15/38 .................. 315 350,596
3.55% , 03/01/38 .................. 565 476,071
3.50% , 03/01/39 .................. 495 405,641
6.88% , 03/15/39 .................. 606 682,503
5.88% , 02/15/40 .................. 622 641,262
5.71% , 05/01/40 .................. 2,230 2,279,836
3.38% , 06/15/46 .................. 514 364,128
3.65% , 03/01/47 .................. 375 273,901
3.63% , 03/01/48 .................. 395 282,836
3.85% , 11/01/48 .................. 445 330,105
3.90% , 05/01/49 .................. 817 610,641
3.75% , 02/01/50 .................. 1,320 965,202
5.81% , 05/01/50 .................. 5,129 5,060,551
6.86% , 05/01/54 .................. 2,445 2,755,422
3.83% , 03/01/59 .................. 435 302,524
3.95% , 08/01/59 .................. 970 687,109
5.93% , 05/01/60 .................. 3,250 3,199,142
7.01% , 05/01/64 .................. 1,415 1,615,283
Bombardier, Inc.
(b)
6.00% , 02/15/28 .................. 665 665,868
7.50% , 02/01/29 .................. 675 701,412
8.75% , 11/15/30 .................. 775 830,161
7.25% , 07/01/31 .................. 630 668,910
7.00% , 06/01/32 .................. 815 855,876
6.75% , 06/15/33 .................. 710 746,277
7.45% , 05/01/34 .................. 565 632,997
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 410 404,054
4.13% , 04/15/29 .................. 450 441,159
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
550 558,808
Czechoslovak Group A/S, 6.50%, 01/10/31
(e)
. 1,000 1,043,416
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ 855 871,313
Embraer Netherlands Finance BV
5.98% , 02/11/35 .................. 605 641,322
5.40% , 01/09/38 .................. 915 903,685
GE Capital Funding LLC, 4.55%, 05/15/32 .. 880 887,679
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 865 841,482
General Dynamics Corp.
3.50% , 04/01/27 .................. 1,235 1,232,734
2.63% , 11/15/27 .................. 445 437,357
3.75% , 05/15/28 .................. 1,625 1,627,593
3.63% , 04/01/30 .................. 1,450 1,423,213
2.25% , 06/01/31 .................. 540 489,929
4.95% , 08/15/35 .................. 505 513,212
4.25% , 04/01/40 .................. 770 701,936
2.85% , 06/01/41 .................. 860 647,999
3.60% , 11/15/42 .................. 425 344,183
4.25% , 04/01/50 .................. 895 753,560
General Electric Co.
4.30% , 07/29/30 .................. 485 488,407
6.75% , 03/15/32 .................. 1,270 1,435,945
4.90% , 01/29/36 .................. 830 838,246
5.88% , 01/14/38 .................. 890 960,980
6.88% , 01/10/39 .................. 560 657,051
4.50% , 03/11/44 .................. 595 535,932
4.35% , 05/01/50 .................. 555 475,087
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 865 889,143
HEICO Corp.
5.25% , 08/01/28 .................. 695 714,322

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.35% , 08/01/33 .................. USD 550 $ 568,993
Hexcel Corp.
4.20% , 02/15/27 .................. 39 38,923
5.88% , 02/26/35 .................. 205 215,139
Howmet Aerospace, Inc.
6.75% , 01/15/28 .................. 675 710,048
3.00% , 01/15/29 .................. 665 646,656
4.85% , 10/15/31 .................. 245 251,386
4.55% , 11/15/32 .................. 420 421,844
5.95% , 02/01/37 .................. 690 745,057
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 .................. 810 801,931
2.04% , 08/16/28 .................. 590 560,757
5.35% , 01/15/30 .................. 580 599,383
4.20% , 05/01/30 .................. 574 569,586
5.75% , 01/15/35 .................. 535 564,608
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 444 447,482
5.05% , 06/01/29 .................. 690 708,940
2.90% , 12/15/29 .................. 757 722,875
1.80% , 01/15/31 .................. 1,188 1,054,930
5.25% , 06/01/31 .................. 565 587,680
5.40% , 07/31/33 .................. 1,375 1,429,443
5.35% , 06/01/34 .................. 505 521,006
4.85% , 04/27/35 .................. 675 672,091
6.15% , 12/15/40 .................. 270 293,388
5.05% , 04/27/45 .................. 363 348,259
5.60% , 07/31/53 .................. 576 573,168
5.50% , 08/15/54 .................. 640 627,606
Leidos, Inc.
4.38% , 05/15/30 .................. 810 809,040
2.30% , 02/15/31 .................. 924 832,154
5.75% , 03/15/33 .................. 708 747,162
5.50% , 03/15/35 .................. 30 31,129
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 1,418 1,451,899
4.45% , 05/15/28 .................. 625 632,939
4.15% , 08/15/28 .................. 500 503,811
4.50% , 02/15/29 .................. 830 843,872
1.85% , 06/15/30 .................. 1,029 935,149
4.40% , 08/15/30 .................. 705 712,192
4.70% , 12/15/31 .................. 440 452,665
3.90% , 06/15/32 .................. 915 897,081
5.25% , 01/15/33 .................. 820 862,654
4.75% , 02/15/34 .................. 835 845,193
4.80% , 08/15/34 .................. 675 681,845
3.60% , 03/01/35 .................. 636 586,156
5.00% , 08/15/35 .................. 805 819,789
4.50% , 05/15/36 .................. 776 761,826
Series B , 6.15% , 09/01/36 ............ 725 804,890
5.72% , 06/01/40
(d)
................. 600 648,223
4.07% , 12/15/42 .................. 1,013 868,207
3.80% , 03/01/45 .................. 1,110 892,765
4.70% , 05/15/46 .................. 1,037 938,867
2.80% , 06/15/50 .................. 1,153 735,477
4.09% , 09/15/52 .................. 1,726 1,372,188
4.15% , 06/15/53 .................. 1,145 917,448
5.70% , 11/15/54 .................. 795 805,524
5.20% , 02/15/55
(d)
................. 885 835,231
4.30% , 06/15/62 .................. 780 617,286
5.90% , 11/15/63 .................. 830 860,120
5.20% , 02/15/64 .................. 390 361,029
Moog, Inc., 4.25%, 12/15/27
(b)
.......... 511 508,416
Northrop Grumman Corp.
3.20% , 02/01/27 .................. 877 872,097
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.25% , 01/15/28 .................. USD 2,230 $ 2,202,918
4.60% , 02/01/29 .................. 835 848,570
4.40% , 05/01/30 .................. 936 942,830
4.65% , 07/15/30 .................. 625 635,361
4.70% , 03/15/33 .................. 1,160 1,169,987
4.90% , 06/01/34 .................. 720 729,115
5.25% , 07/15/35 .................. 600 620,071
5.15% , 05/01/40 .................. 605 603,801
5.05% , 11/15/40 .................. 518 513,327
4.75% , 06/01/43 .................. 1,202 1,112,955
3.85% , 04/15/45 .................. 965 771,515
4.03% , 10/15/47 .................. 2,376 1,919,048
5.25% , 05/01/50 .................. 658 626,673
4.95% , 03/15/53 .................. 855 776,159
5.20% , 06/01/54
(d)
................. 1,030 969,811
Precision Castparts Corp.
3.90% , 01/15/43 .................. 215 179,632
4.38% , 06/15/45 .................. 750 652,210
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 940 962,500
RTX Corp.
3.50% , 03/15/27 .................. 1,117 1,111,880
3.13% , 05/04/27 .................. 1,282 1,270,090
7.20% , 08/15/27 .................. 403 422,577
4.13% , 11/16/28 .................. 2,825 2,837,898
5.75% , 01/15/29 .................. 65 68,125
7.50% , 09/15/29 .................. 550 612,017
2.25% , 07/01/30 .................. 722 666,033
6.00% , 03/15/31 .................. 1,085 1,167,601
1.90% , 09/01/31 .................. 1,010 889,242
2.38% , 03/15/32 .................. 950 847,093
5.15% , 02/27/33 .................. 1,440 1,488,517
6.10% , 03/15/34 .................. 1,375 1,500,814
5.40% , 05/01/35 .................. 335 351,120
6.05% , 06/01/36 .................. 410 446,725
6.13% , 07/15/38 .................. 590 645,845
4.45% , 11/16/38 .................. 870 817,116
5.70% , 04/15/40 .................. 570 596,860
4.88% , 10/15/40 .................. 750 723,118
4.70% , 12/15/41 .................. 583 540,293
4.50% , 06/01/42 .................. 2,648 2,396,046
4.80% , 12/15/43 .................. 625 576,991
4.15% , 05/15/45 .................. 866 725,196
3.75% , 11/01/46 .................. 1,265 984,555
4.35% , 04/15/47 .................. 955 809,991
4.05% , 05/04/47 .................. 925 749,777
4.63% , 11/16/48 .................. 1,688 1,476,238
3.13% , 07/01/50 .................. 132 89,036
2.82% , 09/01/51 .................. 1,080 677,460
3.03% , 03/15/52 .................. 1,165 760,055
5.38% , 02/27/53 .................. 1,339 1,286,895
6.40% , 03/15/54 .................. 1,561 1,720,304
Spirit AeroSystems, Inc., 4.60%, 06/15/28 ... 870 875,999
ST Engineering RHQ Ltd., 4.25%, 05/08/30
(e)
. 800 804,522
Textron, Inc.
3.65% , 03/15/27 .................. 557 554,400
3.38% , 03/01/28 .................. 515 508,074
3.90% , 09/17/29 .................. 365 361,143
3.00% , 06/01/30 .................. 582 551,551
2.45% , 03/15/31 .................. 816 739,997
6.10% , 11/15/33 .................. 433 465,212
5.50% , 05/15/35 .................. 495 511,136
4.95% , 03/15/36 .................. 340 336,167
TransDigm, Inc.
6.75% , 08/15/28
(b)
................. 1,958 1,992,680
4.63% , 01/15/29 .................. 1,130 1,123,888

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38% , 03/01/29
(b)
................. USD 2,280 $ 2,345,631
4.88% , 05/01/29 .................. 851 848,979
6.88% , 12/15/30
(b)
................. 1,385 1,442,010
7.13% , 12/01/31
(b)
................. 1,435 1,503,438
6.63% , 03/01/32
(b)
................. 2,056 2,129,659
6.00% , 01/15/33
(b)
................. 1,450 1,477,438
6.38% , 05/31/33
(b)
................. 1,850 1,883,721
6.25% , 01/31/34
(b)
................. 355 367,092
6.75% , 01/31/34
(b)
................. 2,070 2,142,964
Wolverine Escrow LLC, 0.00%, 11/15/26
(c)
... 508 —
191,002,478
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 550 550,997
FedEx Corp.
3.40% , 02/15/28 .................. 80 79,200
3.10% , 08/05/29 .................. 1,135 1,095,015
3.10% , 08/05/29 .................. 95 91,830
4.25% , 05/15/30 .................. 827 829,226
4.25% , 05/15/30 .................. 49 49,223
2.40% , 05/15/31
(d)
................. 1,105 1,007,499
2.40% , 05/15/31 .................. 160 145,774
4.90% , 01/15/34 .................. 285 286,624
3.90% , 02/01/35 .................. 350 326,776
3.25% , 05/15/41 .................. 125 96,224
3.88% , 08/01/42 .................. 15 12,092
4.10% , 04/15/43 .................. 65 53,500
5.10% , 01/15/44 .................. 130 120,625
4.10% , 02/01/45 .................. 195 156,932
4.75% , 11/15/45 .................. 1,173 1,017,771
4.75% , 11/15/45 .................. 1,075 941,575
4.55% , 04/01/46 .................. 345 293,783
4.40% , 01/15/47 .................. 145 119,764
4.05% , 02/15/48 .................. 100 77,899
4.05% , 02/15/48 .................. 588 456,248
4.95% , 10/17/48 .................. 185 164,202
5.25% , 05/15/50 .................. 345 321,922
5.25% , 05/15/50
(d)
................. 1,356 1,254,634
GXO Logistics, Inc.
6.25% , 05/06/29 .................. 660 696,320
2.65% , 07/15/31 .................. 565 510,263
6.50% , 05/06/34 .................. 540 581,509
Rand Parent LLC, 8.50%, 02/15/30
(b) (d)
..... 795 830,763
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
325 343,213
United Parcel Service, Inc.
3.05% , 11/15/27 .................. 1,612 1,594,428
3.40% , 03/15/29 .................. 1,010 996,379
2.50% , 09/01/29 .................. 717 681,351
4.45% , 04/01/30 .................. 803 816,524
4.65% , 10/15/30
(d)
................. 475 486,287
4.88% , 03/03/33 .................. 625 642,390
5.15% , 05/22/34 .................. 780 809,018
5.25% , 05/14/35 .................. 640 662,733
6.20% , 01/15/38 .................. 1,415 1,561,762
5.20% , 04/01/40 .................. 605 609,942
4.88% , 11/15/40 .................. 680 655,896
3.63% , 10/01/42 .................. 555 444,511
3.40% , 11/15/46 .................. 595 438,211
3.75% , 11/15/47 .................. 995 767,490
4.25% , 03/15/49 .................. 708 582,877
3.40% , 09/01/49 .................. 864 612,054
5.30% , 04/01/50 .................. 1,402 1,341,419
5.05% , 03/03/53 .................. 1,115 1,017,354
5.50% , 05/22/54 .................. 1,050 1,020,043
5.95% , 05/14/55 .................. 1,290 1,331,176
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
5.60% , 05/22/64 .................. USD 605 $ 583,438
6.05% , 05/14/65 .................. 810 836,372
31,003,058
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(b)
7.00% , 04/15/28 .................. 650 664,902
8.25% , 04/15/31 .................. 540 565,781
7.50% , 02/15/33 .................. 810 840,864
Allison Transmission, Inc.
(b)
4.75% , 10/01/27 .................. 485 485,009
5.88% , 06/01/29 .................. 535 541,764
3.75% , 01/30/31 .................. 1,050 989,499
5.88% , 12/01/33 .................. 470 476,525
American Axle & Manufacturing, Inc.
6.88% , 07/01/28 .................. 310 310,378
5.00% , 10/01/29 .................. 635 619,930
6.38% , 10/15/32
(b)
................. 610 622,568
7.75% , 10/15/33
(b)
................. 1,140 1,172,074
Aptiv Swiss Holdings Ltd.
4.65% , 09/13/29 .................. 445 454,291
3.25% , 03/01/32 .................. 780 728,886
5.15% , 09/13/34 .................. 490 494,504
4.40% , 10/01/46 .................. 223 181,799
5.40% , 03/15/49 .................. 454 420,239
3.10% , 12/01/51 .................. 1,770 1,141,356
4.15% , 05/01/52 .................. 1,007 774,883
5.75% , 09/13/54 .................. 580 560,631
BorgWarner, Inc.
2.65% , 07/01/27 .................. 798 783,111
4.95% , 08/15/29 .................. 535 547,140
5.40% , 08/15/34 .................. 495 507,944
4.38% , 03/15/45 .................. 330 275,634
Clarios Global LP
(b)
6.75% , 05/15/28 .................. 965 988,039
6.75% , 02/15/30 .................. 625 653,821
6.75% , 09/15/32 .................. 695 720,204
Cooper-Standard Automotive, Inc., 5.63%,
(5.63% Cash or 10.63% PIK), 05/15/27
(b) (d) (f)
415 407,718
Dana, Inc.
4.25% , 09/01/30 .................. 192 184,289
4.50% , 02/15/32
(d)
................. 210 199,388
Denso Corp.
(b)
4.42% , 09/11/29 .................. 465 468,333
4.28% , 09/17/30 .................. 400 399,567
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b) (d)
.................... 695 619,104
Forvia SE
(b)
8.00% , 06/15/30 .................. 510 544,095
6.75% , 09/15/33 .................. 170 174,350
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
855 905,049
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 .................. 684 683,802
7.00% , 03/15/28 .................. 245 253,745
5.00% , 07/15/29 .................. 885 867,187
6.63% , 07/15/30 .................. 210 214,759
5.25% , 04/30/31 .................. 585 563,028
5.25% , 07/15/31
(d)
................. 640 609,883
5.63% , 04/30/33
(d)
................. 485 462,645
Icahn Enterprises LP
5.25% , 05/15/27 .................. 1,295 1,280,475
9.75% , 01/15/29 .................. 695 699,202
4.38% , 02/01/29 .................. 771 680,298
10.00% , 11/15/29
(b)
................ 800 807,177
9.00% , 06/15/30 .................. 905 882,828

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
IHO Verwaltungs GmbH
(b)(f)
6.37% , ( 6.37 % Cash or 7.13 % PIK),
05/15/29 ..................... USD 580 $ 587,008
7.75% , ( 7.75 % Cash or 8.50 % PIK),
11/15/30 ..................... 440 463,153
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32 ..................... 500 532,440
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(b)
. 745 775,792
Lear Corp.
3.80% , 09/15/27 .................. 297 295,698
4.25% , 05/15/29 .................. 650 648,105
3.50% , 05/30/30 .................. 350 336,800
2.60% , 01/15/32 .................. 425 379,852
5.25% , 05/15/49
(d)
................. 745 679,503
3.55% , 01/15/52 .................. 385 262,524
Magna International, Inc.
5.05% , 03/14/29 .................. 610 625,364
2.45% , 06/15/30 .................. 915 848,723
5.50% , 03/21/33 .................. 265 275,839
5.88% , 06/01/35 .................. 95 100,105
Motherson Global Investments BV, 5.63%,
07/11/29
(e)
..................... 400 409,314
Nemak SAB de CV, 3.63%, 06/28/31
(e)
..... 400 347,301
Patrick Industries, Inc.
(b)
4.75% , 05/01/29 .................. 420 415,559
6.38% , 11/01/32 .................. 495 506,722
Phinia, Inc.
(b)
6.75% , 04/15/29 .................. 570 590,107
6.63% , 10/15/32 .................. 560 583,345
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(b)
..................... 629 304,952
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 1,875 1,885,405
ZF North America Capital, Inc.
(b)
6.88% , 04/14/28 .................. 630 649,897
7.13% , 04/14/30 .................. 485 495,412
6.75% , 04/23/30 .................. 800 801,762
7.50% , 03/24/31 .................. 1,130 1,158,134
6.88% , 04/23/32 .................. 695 692,750
44,080,264
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(b)
..................... 905 808,394
BMW Finance NV, 2.85%, 08/14/29
(b)
...... 1,180 1,125,664
BMW US Capital LLC
(b)
4.65% , 03/19/27 .................. 400 403,341
3.45% , 04/01/27
(d)
................. 915 910,554
4.90% , 04/02/27 .................. 635 642,351
3.30% , 04/06/27 .................. 490 486,799
4.15% , 08/11/27 .................. 140 140,501
4.60% , 08/13/27 .................. 600 605,911
4.75% , 03/21/28 .................. 720 730,949
3.75% , 04/12/28 .................. 1,100 1,094,212
5.05% , 08/11/28 .................. 1,010 1,033,954
3.95% , 08/14/28 .................. 575 573,218
4.90% , 04/02/29 .................. 990 1,010,184
3.63% , 04/18/29 .................. 455 447,397
4.65% , 08/13/29 .................. 935 947,328
5.05% , 03/21/30 .................. 405 415,492
4.15% , 04/09/30 .................. 1,005 997,094
4.50% , 08/11/30 .................. 525 526,742
2.55% , 04/01/31 .................. 1,013 922,350
1.95% , 08/12/31 .................. 970 846,731
4.85% , 08/13/31 .................. 1,020 1,033,652
3.70% , 04/01/32 .................. 740 703,112
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.15% , 08/11/33 .................. USD 945 $ 965,565
5.15% , 04/02/34
(d)
................. 695 707,115
5.40% , 03/21/35 .................. 380 391,004
5.20% , 08/11/35 .................. 580 584,403
Ford Motor Co.
6.63% , 10/01/28 .................. 580 612,808
9.63% , 04/22/30 .................. 375 436,198
7.45% , 07/16/31 .................. 1,108 1,231,419
3.25% , 02/12/32 .................. 2,610 2,324,608
6.10% , 08/19/32 .................. 1,705 1,772,880
4.75% , 01/15/43 .................. 1,991 1,595,833
7.40% , 11/01/46 .................. 442 477,546
5.29% , 12/08/46 .................. 1,339 1,133,719
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 400 413,249
General Motors Co.
4.20% , 10/01/27 .................. 899 900,572
6.80% , 10/01/27 .................. 1,154 1,199,469
5.35% , 04/15/28 .................. 235 240,899
5.00% , 10/01/28 .................. 986 1,005,093
5.40% , 10/15/29 .................. 935 969,058
5.63% , 04/15/30 .................. 555 578,137
5.60% , 10/15/32 .................. 1,055 1,102,242
5.00% , 04/01/35 .................. 828 814,405
6.25% , 04/15/35 .................. 190 201,644
6.60% , 04/01/36 .................. 1,133 1,234,584
5.15% , 04/01/38 .................. 1,179 1,136,469
6.25% , 10/02/43 .................. 1,110 1,132,044
5.20% , 04/01/45 .................. 1,427 1,286,478
6.75% , 04/01/46 .................. 784 840,857
5.40% , 04/01/48
(d)
................. 850 770,975
5.95% , 04/01/49 .................. 955 930,508
Harley-Davidson, Inc., 4.63%, 07/28/45 .... 415 333,234
Honda Motor Co. Ltd.
2.53% , 03/10/27 .................. 1,170 1,153,234
4.44% , 07/08/28 .................. 950 958,903
4.69% , 07/08/30 .................. 975 985,609
2.97% , 03/10/32 .................. 638 583,705
5.34% , 07/08/35 .................. 825 841,781
Hyundai Capital America
(b)
3.00% , 02/10/27 .................. 410 405,568
5.30% , 03/19/27 .................. 755 765,064
4.85% , 03/25/27 .................. 500 504,267
4.88% , 06/23/27 .................. 245 247,560
5.28% , 06/24/27 .................. 675 685,764
4.30% , 09/24/27 .................. 755 757,084
2.38% , 10/15/27 .................. 1,190 1,156,773
4.88% , 11/01/27 .................. 570 577,412
5.00% , 01/07/28 .................. 290 294,702
1.80% , 01/10/28 .................. 1,073 1,026,694
5.60% , 03/30/28 .................. 950 976,870
2.00% , 06/15/28 .................. 1,205 1,145,532
4.90% , 06/23/28 .................. 475 482,919
5.68% , 06/26/28 .................. 850 877,608
2.10% , 09/15/28 .................. 1,010 957,765
4.25% , 09/18/28 .................. 895 895,892
6.10% , 09/21/28 .................. 985 1,029,547
4.25% , 01/08/29 .................. 345 345,315
5.30% , 01/08/29 .................. 1,000 1,028,392
6.50% , 01/16/29 .................. 625 662,704
5.35% , 03/19/29 .................. 535 551,352
5.30% , 06/24/29 .................. 665 685,586
4.55% , 09/26/29 .................. 585 589,252
5.15% , 03/27/30 .................. 580 594,701
5.80% , 04/01/30 .................. 770 806,759
6.38% , 04/08/30 .................. 810 864,987

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.10% , 06/24/30 .................. USD 475 $ 486,333
5.70% , 06/26/30 .................. 760 795,098
4.50% , 09/18/30 .................. 425 424,979
6.20% , 09/21/30 .................. 686 731,944
4.55% , 01/08/31 .................. 470 470,341
5.40% , 01/08/31 .................. 820 849,684
5.40% , 06/24/31 .................. 905 937,293
4.75% , 09/26/31 .................. 590 593,041
5.40% , 03/29/32 .................. 475 492,316
5.40% , 06/23/32 .................. 295 305,987
4.80% , 01/10/33 .................. 450 448,154
Jaguar Land Rover Automotive plc
(b)
4.50% , 10/01/27 .................. 505 500,685
5.88% , 01/15/28 .................. 560 559,813
5.50% , 07/15/29 .................. 565 565,389
Kia Corp., 2.75%, 02/14/27
(e)
........... 400 394,275
Mercedes-Benz Finance North America LLC
4.65% , 04/01/27
(b)
................. 300 302,742
4.75% , 08/01/27
(b)
................. 965 977,155
4.90% , 11/15/27
(b)
................. 875 889,907
5.25% , 11/29/27
(b)
................. 670 685,613
3.75% , 02/22/28
(b)
................. 970 966,205
4.80% , 03/30/28
(b)
................. 1,000 1,015,971
4.75% , 03/31/28
(b)
................. 300 304,437
5.10% , 08/03/28
(b)
................. 925 948,352
4.85% , 01/11/29
(b)
................. 965 983,596
4.30% , 02/22/29
(b)
................. 600 602,455
4.80% , 08/01/29
(b)
................. 780 795,010
3.10% , 08/15/29
(b)
................. 768 739,543
5.10% , 11/15/29
(b)
................. 540 555,924
2.63% , 03/10/30
(b)
................. 505 471,976
5.00% , 04/01/30
(b)
................. 335 342,620
8.50% , 01/18/31 .................. 1,498 1,769,334
2.45% , 03/02/31
(b)
................. 335 304,160
5.05% , 08/03/33
(b) (d)
................ 780 793,841
5.00% , 01/11/34
(b)
................. 530 533,795
5.13% , 08/01/34
(b)
................. 1,015 1,026,329
5.45% , 04/01/35
(b) (d)
................ 300 310,201
Nissan Motor Acceptance Co. LLC
(b)
5.30% , 09/13/27 .................. 715 716,832
2.75% , 03/09/28 .................. 684 650,410
2.45% , 09/15/28 .................. 495 459,035
7.05% , 09/15/28 .................. 1,010 1,047,027
5.63% , 09/29/28 .................. 315 316,068
5.55% , 09/13/29 .................. 400 397,517
6.13% , 09/30/30 .................. 1,060 1,057,091
Nissan Motor Co. Ltd.
(b)
4.35% , 09/17/27 .................. 2,270 2,241,360
7.50% , 07/17/30 .................. 785 824,204
4.81% , 09/17/30 .................. 2,573 2,427,418
7.75% , 07/17/32 .................. 625 661,269
8.13% , 07/17/35 .................. 1,110 1,186,786
PM General Purchaser LLC, 9.50%, 10/01/28
(b)
630 582,397
Stellantis Finance US, Inc.
(b)
5.63% , 01/12/28
(d)
................. 470 480,730
5.35% , 03/17/28 .................. 150 153,127
2.69% , 09/15/31 .................. 1,065 937,476
6.38% , 09/12/32 .................. 460 486,152
6.45% , 03/18/35
(d)
................. 700 728,990
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 525 505,183
Toyota Motor Corp.
4.19% , 06/30/27 .................. 475 477,766
5.12% , 07/13/28 .................. 625 643,298
3.67% , 07/20/28 .................. 335 333,987
2.76% , 07/02/29 .................. 925 887,887
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.45% , 06/30/30 .................. USD 240 $ 242,446
2.36% , 03/25/31 .................. 690 630,843
5.12% , 07/13/33 .................. 390 403,766
5.05% , 06/30/35 .................. 400 408,953
Volkswagen Group of America Finance LLC
(b)
5.30% , 03/22/27 .................. 750 759,196
4.95% , 03/25/27 .................. 350 352,980
4.35% , 06/08/27 .................. 905 906,773
4.85% , 08/15/27 .................. 440 444,188
4.45% , 09/11/27 .................. 200 200,707
1.63% , 11/24/27 .................. 653 624,067
5.05% , 03/27/28 .................. 1,100 1,116,559
4.55% , 09/11/28 .................. 200 201,311
5.65% , 09/12/28 .................. 900 928,494
4.75% , 11/13/28 .................. 841 850,308
6.20% , 11/16/28 .................. 410 429,913
5.25% , 03/22/29 .................. 500 511,640
4.60% , 06/08/29 .................. 745 747,210
4.95% , 08/15/29 .................. 935 949,350
5.35% , 03/27/30 .................. 400 410,859
3.75% , 05/13/30 .................. 655 633,145
4.85% , 09/11/30 .................. 200 201,715
6.45% , 11/16/30 .................. 570 610,802
5.65% , 03/25/32 .................. 400 414,730
5.90% , 09/12/33 .................. 520 544,471
5.60% , 03/22/34 .................. 545 560,049
5.80% , 03/27/35 .................. 245 253,132
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
233 233,470
123,815,831
Banks — 4.6%
ABN AMRO Bank NV
(b)
4.20% , 07/07/28 .................. 400 402,550
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.99% ,
12/03/28
(g)
.................... 500 508,277
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47% ,
12/13/29
(g)
.................... 1,570 1,497,135
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.52% ,
12/03/35
(g)
.................... 485 499,020
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32% ,
03/13/37
(g)
.................... 730 664,945
ABQ Finance Ltd., 4.95%, 03/25/30
(e)
...... 400 406,412
Abu Dhabi Commercial Bank PJSC
(e)
3.50% , 03/31/27 .................. 600 595,352
4.50% , 09/14/27 .................. 600 603,175
5.38% , 07/18/28 .................. 600 615,951
5.50% , 01/12/29 .................. 400 413,803
(1-day SOFR + 1.05%), 4.73% , 02/26/30
(g)
600 604,515
(1-day SOFR + 1.00%), 4.67% , 06/10/30
(g)
600 603,063
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.68%), 5.36% ,
03/10/35
(g)
.................... 400 406,000
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 400 413,920
AFFIN Bank Bhd., 5.11%, 06/04/30
(e)
...... 400 406,785
Agricultural Bank of China Ltd.
(e)
2.25% , 03/01/27 .................. 200 196,497
(SOFR Index + 0.52%), 4.15% , 04/25/28
(g)
800 801,721
AIB Group plc
(b)(g)
(1-day SOFR + 2.33%), 6.61% , 09/13/29 . 565 599,133
(1-day SOFR + 1.65%), 5.32% , 05/15/31 . 200 206,586
(SOFR Index + 1.91%), 5.87% , 03/28/35 . 780 823,636

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30
(e)
. USD 600 $ 603,734
Akbank TAS
(e)
7.50% , 01/20/30 .................. 600 633,791
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%), 7.88% ,
09/04/35
(g)
.................... 400 409,953
Al Rajhi Sukuk Ltd.
(e)
4.75% , 04/05/28 .................. 1,100 1,107,045
5.05% , 03/12/29 .................. 1,400 1,420,124
4.87% , 05/19/30 .................. 400 404,042
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.65% ,
03/16/36
(g)
.................... 1,000 1,006,579
Alinma Sukuk Ltd.
(e)
4.94% , 07/15/30 .................. 600 607,942
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.79% ,
11/10/35
(g)
.................... 400 399,269
AmBank M Bhd., 5.25%, 01/23/30
(e)
....... 400 409,984
ANZ Bank New Zealand Ltd.
(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55% ,
08/11/32 ..................... 470 478,579
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90% ,
07/10/34 ..................... 490 509,391
ANZ New Zealand International Ltd.
(b)
3.45% , 07/17/27 .................. 689 684,887
3.45% , 01/21/28 .................. 514 509,402
5.36% , 08/14/28 .................. 985 1,018,828
4.00% , 01/22/29 .................. 200 200,150
2.55% , 02/13/30 .................. 505 473,645
Ardshinbank CJSC, 6.60%, 01/22/31
(b)
..... 600 606,252
ASB Bank Ltd.
(b)
5.40% , 11/29/27 .................. 525 538,645
4.16% , 10/29/30 .................. 400 398,127
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.25%), 5.28% ,
06/17/32
(g)
.................... 735 743,819
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(g)
................ 125 130,166
Australia & New Zealand Banking Group Ltd.
4.90% , 07/16/27 .................. 585 594,360
3.92% , 09/30/27 .................. 600 602,164
4.36% , 06/18/28 .................. 500 505,774
Series A , 3.92% , 12/08/28 ............ 390 390,518
4.62% , 12/16/29 .................. 750 765,762
6.74% , 12/08/32
(b)
................. 1,120 1,236,131
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73% ,
09/18/34
(b) (g)
................... 1,045 1,082,387
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.47%), 5.20% ,
09/30/35
(b) (g)
................... 1,300 1,306,019
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57% ,
11/25/35
(b) (g)
................... 1,705 1,540,602
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82% ,
06/18/36
(b) (g)
................... 500 518,958
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14% ,
09/14/28
(g)
.................... 545 563,453
5.38% , 03/13/29 .................. 1,010 1,046,943
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88% ,
11/15/34
(g)
.................... USD 690 $ 802,197
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(g)
.................... 795 843,467
Banco Bradesco SA
4.38% , 03/18/27
(e)
................. 400 399,741
6.50% , 01/22/30
(d) (e)
................ 1,000 1,049,421
5.38% , 01/20/31
(b)
................. 400 400,495
Banco BTG Pactual SA
6.25% , 04/08/29
(e)
................. 600 620,292
5.75% , 01/22/30
(d) (e)
................ 600 609,313
5.50% , 01/27/31
(b)
................. 600 600,757
Banco de Chile, 2.99%, 12/09/31
(e)
....... 400 364,433
Banco de Credito del Peru S.A.
(e)
5.85% , 01/11/29
(d)
................. 400 416,622
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.24%), 5.80% ,
03/10/35
(g)
.................... 700 711,446
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.49%), 6.45% ,
07/30/35
(g)
.................... 800 834,376
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 5.65% ,
01/15/37
(g)
.................... 500 504,366
Banco de Credito e Inversiones SA
(e)
3.50% , 10/12/27 .................. 600 593,781
2.88% , 10/14/31 .................. 400 367,011
Banco do Brasil SA
(e)
4.88% , 01/11/29
(d)
................. 400 398,901
6.25% , 04/18/30 .................. 800 829,721
6.00% , 03/18/31
(d)
................. 800 822,942
Banco General SA, 4.13%, 08/07/27
(e)
..... 600 596,978
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa, 4.38%,
04/11/27
(d) (e)
.................... 600 600,508
Banco Macro SA, 8.00%, 06/23/29
(d) (e)
..... 600 611,316
Banco Nacional de Comercio Exterior SNC,
5.88%, 05/07/30
(e)
................ 600 620,892
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
1,000 886,955
Banco Santander Chile
4.55% , 11/20/30
(b)
................. 400 400,407
3.18% , 10/26/31
(e)
................. 500 465,747
Banco Santander Mexico SA, 5.62%,
12/10/29
(d) (e)
.................... 600 621,324
Banco Santander SA
4.25% , 04/11/27 .................. 1,540 1,542,718
5.29% , 08/18/27 .................. 855 870,256
3.80% , 02/23/28 .................. 897 891,622
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55% ,
03/14/28
(g)
.................... 1,315 1,335,328
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(g)
.................... 985 985,494
4.38% , 04/12/28 .................. 1,165 1,171,956
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.37% ,
07/15/28
(g)
.................... 1,465 1,491,608
5.59% , 08/08/28 .................. 1,465 1,518,591
6.61% , 11/07/28 .................. 880 938,330
3.31% , 06/27/29 .................. 1,133 1,102,555
5.57% , 01/17/30 .................. 420 437,174

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(g)
.................... USD 1,100 $ 1,139,327
3.49% , 05/28/30 .................. 1,300 1,253,782
4.55% , 11/06/30 .................. 1,000 1,000,647
2.75% , 12/03/30 .................. 1,270 1,157,749
2.96% , 03/25/31 .................. 700 647,823
5.44% , 07/15/31 .................. 1,470 1,539,751
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(g)
.................... 1,075 985,686
6.92% , 08/08/33 .................. 1,870 2,064,315
6.94% , 11/07/33 .................. 1,435 1,637,454
6.35% , 03/14/34 .................. 1,215 1,303,884
6.03% , 01/17/35 .................. 890 951,339
5.13% , 11/06/35 .................. 800 798,836
Banco Votorantim SA, 5.88%, 04/08/28
(e)
... 600 610,283
Bangkok Bank PCL
4.30% , 06/15/27
(e)
................. 800 800,652
4.45% , 09/19/28
(e)
................. 500 503,127
5.30% , 09/21/28
(e)
................. 400 410,413
9.03% , 03/15/29
(b) (d)
................ 435 487,983
4.51% , 11/26/30
(e)
................. 200 200,031
5.50% , 09/21/33
(e)
................. 1,000 1,031,133
5.65% , 07/05/34
(e)
................. 800 831,079
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73% ,
09/25/34
(e) (g)
................... 1,500 1,431,757
5.08% , 11/26/35
(e)
................. 400 398,198
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47% ,
09/23/36
(e) (g)
................... 1,400 1,273,054
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.78%), 6.06% ,
03/25/40
(e) (g)
................... 600 613,978
Bank KB Indonesia Tbk. PT, 5.66%, 10/30/27
(e)
200 201,844
Bank Muscat SAOG, 4.85%, 10/01/30
(e)
.... 600 598,751
Bank of America Corp.
3.25% , 10/21/27 .................. 2,303 2,284,200
Series L , 4.18% , 11/25/27 ............ 2,270 2,273,074
(1-day SOFR + 1.05%), 2.55% , 02/04/28
(g)
2,508 2,472,298
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(g)
.................... 2,519 2,509,403
(1-day SOFR + 1.58%), 4.38% , 04/27/28
(g)
2,045 2,053,678
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(g)
.................... 2,696 2,679,477
(1-day SOFR + 2.04%), 4.95% , 07/22/28
(g)
2,950 2,990,708
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(g)
2,910 3,018,905
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(g)
.................... 7,200 7,121,516
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29
(g)
.................... 3,140 3,198,049
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(g)
.................... 2,631 2,626,135
(1-day SOFR + 1.63%), 5.20% , 04/25/29
(g)
3,825 3,917,279
(1-day SOFR + 1.11%), 4.62% , 05/09/29
(g)
2,720 2,755,878
(1-day SOFR + 1.06%), 2.09% , 06/14/29
(g)
2,253 2,152,326
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(g)
.................... 3,302 3,316,217
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(g)
1,875 1,954,967
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30
(g)
.................... 3,001 2,986,518
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(g)
.................... 2,633 2,546,289
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(g)
.................... USD 2,242 $ 2,137,440
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(g)
.................... 3,315 3,417,976
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(g)
.................... 3,628 3,381,072
(1-day SOFR + 2.15%), 2.59% , 04/29/31
(g)
3,183 2,967,059
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(g)
2,837 2,552,978
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(g)
2,910 2,603,093
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(g)
.................... 2,212 2,029,294
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(g)
4,345 3,983,994
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(g)
3,615 3,229,271
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(g)
3,338 3,011,264
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(g)
3,880 3,546,800
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(g)
3,983 3,962,543
(1-day SOFR + 2.16%), 5.02% , 07/22/33
(g)
4,995 5,092,937
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(g)
4,670 4,795,772
(1-day SOFR + 1.84%), 5.87% , 09/15/34
(g)
4,040 4,290,766
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(g)
5,270 5,465,772
(1-day SOFR + 1.91%), 5.43% , 08/15/35
(g)
2,675 2,719,986
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(g)
3,465 3,536,938
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(g)
3,805 3,948,375
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(g)
2,400 2,483,828
(1-day SOFR + 1.64%), 5.46% , 05/09/36
(g)
2,250 2,327,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(g)
.................... 2,139 1,875,888
6.11% , 01/29/37 .................. 1,917 2,054,045
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(g)
.................... 2,160 2,026,881
(3-mo. CME Term SOFR + 2.08%), 4.24% ,
04/24/38
(g)
.................... 2,180 2,023,405
7.75% , 05/14/38 .................. 1,630 1,985,991
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40
(g)
.................... 1,818 1,608,656
(1-day SOFR + 1.93%), 2.68% , 06/19/41
(g)
5,082 3,721,520
5.88% , 02/07/42 .................. 1,764 1,873,241
(1-day SOFR + 1.58%), 3.31% , 04/22/42
(g)
4,171 3,262,759
5.00% , 01/21/44 .................. 2,255 2,164,403
4.88% , 04/01/44 .................. 890 841,927
Series L , 4.75% , 04/21/45 ............ 648 586,255
(3-mo. CME Term SOFR + 2.25%), 4.44% ,
01/20/48
(g)
.................... 2,129 1,840,156
(3-mo. CME Term SOFR + 1.45%), 3.95% ,
01/23/49
(g)
.................... 1,303 1,036,247
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(g)
.................... 2,851 2,395,344
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(g)
.................... 5,512 4,405,236
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(g)
1,290 816,372
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(g)
.................... 1,365 977,670
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(d) (g)
2,409 1,572,219
Bank of America NA, 6.00%, 10/15/36 ..... 1,305 1,403,268
Bank of China Ltd.
(e)
3.50% , 04/20/27 .................. 200 199,076
(SOFR Index + 0.50%), 4.17% , 06/14/27
(g)
800 800,744
(SOFR Index + 0.55%), 4.21% , 06/26/27
(g)
400 400,717
(SOFR Index + 0.59%), 4.25% , 09/30/27
(g)
200 200,626
(SOFR Index + 0.50%), 4.17% , 03/04/28
(g)
600 600,987
(SOFR Index + 0.50%), 4.17% , 03/19/28
(g)
600 600,982
(SOFR Index + 0.50%), 4.16% , 03/24/28
(g)
600 601,237
(SOFR Index + 0.43%), 4.11% , 11/24/28
(g)
400 400,364

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
3.63% , 04/17/29 .................. USD 400 $ 395,766
(SOFR Index + 0.49%), 4.17% , 11/10/30
(g)
600 601,651
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.23%, 08/01/27
(e) (g)
........ 800 801,704
Bank of East Asia Ltd. (The)
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.88% ,
04/22/32 ..................... 500 500,063
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.75% ,
06/27/34 ..................... 750 790,846
Bank of Ireland Group plc, (1-day SOFR +
1.62%), 5.60%, 03/20/30
(b) (g)
.......... 640 665,176
Bank of Montreal
2.65% , 03/08/27 .................. 875 864,125
5.37% , 06/04/27 .................. 910 927,731
Series H , 4.70% , 09/14/27 ........... 1,310 1,326,314
5.20% , 02/01/28 .................. 1,515 1,551,959
(SOFR Index + 0.75%), 4.06% , 09/22/28
(g)
1,360 1,362,102
5.72% , 09/25/28 .................. 1,355 1,412,276
(SOFR Index + 0.67%), 5.00% , 01/27/29
(g)
870 886,121
(1-day SOFR + 1.25%), 4.64% , 09/10/30
(g)
630 638,639
5.51% , 06/04/31 .................. 1,350 1,415,879
(SOFR Index + 1.08%), 4.35% , 09/22/31
(g)
965 962,958
Series J , (1-day SOFR + 0.97%), 4.44% ,
01/14/32
(g)
.................... 630 628,595
(5-Year USD Swap Semi + 1.43%), 3.80% ,
12/15/32
(g)
.................... 821 812,550
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09% ,
01/10/37
(g)
.................... 1,260 1,135,612
Bank of New Zealand
(b)
4.85% , 02/07/28 .................. 500 508,649
5.08% , 01/30/29 .................. 730 750,415
Bank of Nova Scotia (The)
1.95% , 02/02/27 .................. 855 839,686
2.95% , 03/11/27 .................. 759 751,928
5.40% , 06/04/27 .................. 950 968,814
5.25% , 06/12/28 .................. 920 947,585
(1-day SOFR + 1.00%), 4.40% , 09/08/28
(g)
800 804,821
(1-day SOFR + 0.76%), 4.04% , 09/15/28
(g)
1,095 1,095,335
(1-day SOFR + 0.89%), 4.93% , 02/14/29
(g)
935 952,439
5.45% , 08/01/29 .................. 585 609,383
4.85% , 02/01/30 .................. 1,760 1,798,387
(1-day SOFR + 0.73%), 4.25% , 02/02/30
(g)
1,010 1,011,868
(1-day SOFR + 1.07%), 5.13% , 02/14/31
(g)
760 781,791
2.15% , 08/01/31 .................. 1,585 1,411,423
(1-day SOFR + 1.09%), 4.34% , 09/15/31
(g)
895 891,192
2.45% , 02/02/32 .................. 1,120 1,001,534
(1-day SOFR + 1.44%), 4.74% , 11/10/32
(g)
815 822,021
5.65% , 02/01/34 .................. 775 818,396
(1-day SOFR + 1.05%), 4.81% , 02/02/34
(g)
800 800,172
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(g)
.................... 845 826,427
Bank of the Philippine Islands
(e)
5.25% , 03/26/29 .................. 400 412,266
5.00% , 04/07/30 .................. 400 410,610
5.63% , 04/07/35 .................. 400 420,706
BankUnited, Inc., 5.13%, 06/11/30 ....... 305 306,072
Banque Federative du Credit Mutuel SA
(b)
4.75% , 07/13/27 .................. 550 555,978
5.19% , 02/16/28 .................. 845 864,259
5.79% , 07/13/28 .................. 795 825,581
4.59% , 10/16/28 .................. 400 404,417
Security
Par (000)
Par (000) Value
Banks (continued)
5.54% , 01/22/30 .................. USD 655 $ 680,951
4.54% , 01/15/31 .................. 400 399,205
5.11% , 01/15/36 .................. 200 199,428
Barclays plc
4.34% , 01/10/28 .................. 2,159 2,164,876
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(g)
840 854,216
4.84% , 05/09/28 .................. 2,038 2,053,440
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50% ,
08/09/28
(g)
.................... 1,910 1,950,027
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(g)
765 773,773
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(g)
.................... 1,160 1,223,778
(1-day SOFR + 0.96%), 5.09% , 02/25/29
(g)
1,190 1,212,372
4.97% , 05/16/29
(g)
................. 1,615 1,642,599
(1-day SOFR + 2.22%), 6.49% , 09/13/29
(g)
1,165 1,229,702
(1-day SOFR + 1.08%), 4.48% , 11/11/29
(g)
1,460 1,468,545
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(g)
1,930 2,009,185
5.09% , 06/20/30
(g)
................. 1,625 1,654,652
(1-day SOFR + 1.56%), 4.94% , 09/10/30
(g)
1,340 1,364,771
(1-day SOFR + 1.23%), 5.37% , 02/25/31
(g)
1,500 1,547,945
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65% ,
06/24/31
(g)
.................... 728 675,056
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32
(g)
.................... 955 869,243
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
11/24/32
(g)
.................... 1,390 1,262,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(g)
.................... 905 948,963
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44% ,
11/02/33
(g)
.................... 1,795 2,050,190
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(g)
1,775 1,903,457
(1-day SOFR + 3.57%), 7.12% , 06/27/34
(g)
1,525 1,701,328
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(g)
1,380 1,522,823
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(g)
2,100 2,124,604
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56% ,
09/23/35
(g)
.................... 1,140 1,078,136
(1-day SOFR + 1.59%), 5.79% , 02/25/36
(g)
2,050 2,135,945
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81% ,
03/10/42
(g)
.................... 927 747,926
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33% ,
11/24/42
(g)
.................... 1,145 877,690
5.25% , 08/17/45 .................. 1,680 1,624,620
(1-day SOFR + 1.83%), 5.86% , 08/11/46
(g)
1,115 1,142,431
4.95% , 01/10/47 .................. 1,672 1,542,861
(1-day SOFR + 2.42%), 6.04% , 03/12/55
(d) (g)
710 750,201
BBG Sukuk Ltd., 4.56%, 10/09/29
(e)
....... 800 803,915
BBK BSC, 6.88%, 06/06/29
(e)
........... 600 617,588
BBVA Mexico SA, 5.25%, 09/10/29
(d) (e)
..... 800 821,020
BDO Unibank, Inc., 4.38%, 12/03/30
(e)
..... 600 601,032
BNP Paribas SA
(b)
4.63% , 03/13/27 .................. 940 945,455
3.50% , 11/16/27 .................. 700 693,098
4.40% , 08/14/28 .................. 2,100 2,109,729
(1-day SOFR + 1.61%), 1.90% , 09/30/28
(g)
2,545 2,453,639

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13% ,
01/13/29
(g)
.................... USD 2,805 $ 2,856,477
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(g)
1,605 1,622,981
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34% ,
06/12/29
(g)
.................... 1,090 1,117,606
(1-day SOFR + 1.22%), 2.16% , 09/15/29
(g)
1,500 1,421,319
(1-day SOFR + 1.52%), 5.18% , 01/09/30
(g)
2,320 2,378,208
(3-mo. CME Term SOFR + 2.83%), 5.20% ,
01/10/30
(g)
.................... 1,613 1,650,913
(1-day SOFR + 1.59%), 5.50% , 05/20/30
(g)
1,005 1,039,915
(1-day SOFR + 1.28%), 5.28% , 11/19/30
(g)
1,200 1,235,358
(1-day SOFR + 1.51%), 3.05% , 01/13/31
(g)
2,265 2,144,310
(1-day SOFR + 1.68%), 5.09% , 05/09/31
(g)
670 684,104
(3-mo. CME Term SOFR + 1.39%), 2.87% ,
04/19/32
(g)
.................... 1,908 1,745,086
(1-day SOFR + 1.62%), 5.79% , 01/13/33
(g)
2,215 2,325,450
(1-day SOFR + 1.56%), 3.13% , 01/20/33
(g)
1,343 1,225,272
(5-Year USD Swap Semi + 1.48%), 4.38% ,
03/01/33
(g)
.................... 1,273 1,265,754
(1-day SOFR + 1.29%), 4.92% , 01/15/34
(g)
800 795,793
(1-day SOFR + 1.87%), 5.89% , 12/05/34
(g)
2,550 2,702,221
(1-day SOFR + 1.88%), 5.74% , 02/20/35
(d) (g)
1,200 1,256,382
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59% ,
08/12/35
(g)
.................... 1,540 1,395,905
(1-day SOFR + 1.92%), 5.91% , 11/19/35
(g)
1,650 1,708,415
2.82% , 01/26/41 .................. 785 563,519
BOS Funding Ltd.
(e)
7.00% , 03/14/28 .................. 600 623,375
5.25% , 09/12/29 .................. 600 596,555
4.88% , 11/19/30 .................. 400 393,195
Boubyan Sukuk Ltd.
(e)
3.39% , 03/29/27 .................. 400 395,528
4.97% , 06/04/30 .................. 600 611,640
BPCE SA
(b)
4.75% , 07/19/27 .................. 1,015 1,026,170
3.50% , 10/23/27 .................. 665 658,502
3.25% , 01/11/28 .................. 1,110 1,093,098
5.13% , 01/18/28
(d)
................. 1,030 1,051,448
4.63% , 09/12/28 .................. 571 576,558
5.28% , 05/30/29 .................. 900 927,046
2.70% , 10/01/29 .................. 1,176 1,111,876
(1-day SOFR + 2.27%), 6.71% , 10/19/29
(g)
1,120 1,186,498
(1-day SOFR + 1.96%), 5.72% , 01/18/30
(g)
935 968,798
(1-day SOFR + 1.68%), 5.88% , 01/14/31
(g)
315 328,837
(1-day SOFR + 1.58%), 5.39% , 05/28/31
(g)
1,000 1,027,773
(1-day SOFR + 1.27%), 4.76% , 01/13/32
(d) (g)
750 749,420
(1-day SOFR + 1.31%), 2.28% , 01/20/32
(g)
885 787,898
(1-day SOFR + 1.73%), 3.12% , 10/19/32
(g)
1,000 899,254
(1-day SOFR + 2.87%), 5.75% , 07/19/33
(g)
780 812,235
(1-day SOFR + 2.59%), 7.00% , 10/19/34
(g)
930 1,034,384
(1-day SOFR + 2.79%), 6.51% , 01/18/35
(g)
735 780,160
(1-day SOFR + 1.85%), 5.94% , 05/30/35
(g)
1,215 1,268,322
(1-day SOFR + 2.04%), 6.29% , 01/14/36
(g)
1,375 1,465,689
(1-day SOFR + 1.96%), 6.03% , 05/28/36
(g)
1,000 1,047,093
(1-day SOFR + 1.57%), 5.42% , 01/13/37
(g)
750 747,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65% ,
01/14/37
(g)
.................... 1,195 1,098,532
(1-day SOFR + 1.95%), 3.58% , 10/19/42
(g)
830 623,783
(1-day SOFR + 2.61%), 6.92% , 01/14/46
(g)
790 846,092
(1-day SOFR + 2.11%), 6.35% , 01/13/47
(g)
500 500,585
Security
Par (000)
Par (000) Value
Banks (continued)
BSF Finance
(e)
5.50% , 11/23/27 .................. USD 600 $ 610,871
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.76% ,
09/03/35
(g)
.................... 800 797,299
BSF Sukuk Co. Ltd.
(e)
4.75% , 05/31/28 .................. 800 803,760
5.00% , 01/25/29 .................. 800 808,842
5.38% , 01/21/30 .................. 800 820,035
Burgan Senior SPC Ltd., 4.88%, 10/16/30
(e)
.. 600 604,001
CaixaBank SA
(b)(g)
(1-day SOFR + 2.70%), 6.21% , 01/18/29 . 745 773,215
(1-day SOFR + 1.14%), 4.63% , 07/03/29 . 600 606,257
(SOFR Index + 1.78%), 5.67% , 03/15/30 . 1,265 1,313,990
(1-day SOFR + 1.36%), 4.89% , 07/03/31 . 600 608,545
(1-day SOFR + 2.77%), 6.84% , 09/13/34 . 855 953,007
(1-day SOFR + 2.26%), 6.04% , 06/15/35 . 630 669,002
(1-day SOFR + 1.79%), 5.58% , 07/03/36 . 600 614,405
Canadian Imperial Bank of Commerce
3.45% , 04/07/27 .................. 770 766,916
5.24% , 06/28/27 .................. 1,340 1,364,904
5.00% , 04/28/28 .................. 1,040 1,062,502
(SOFR Index + 0.60%), 4.24% , 09/08/28
(g)
880 883,177
5.99% , 10/03/28 .................. 970 1,016,721
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(g)
1,170 1,188,879
5.26% , 04/08/29 .................. 1,105 1,143,363
(SOFR Index + 0.79%), 4.28% , 01/29/30
(g)
1,000 1,002,754
(1-day SOFR + 1.34%), 4.63% , 09/11/30
(g)
725 734,669
(1-day SOFR + 1.11%), 5.25% , 01/13/31
(g)
730 753,259
(SOFR Index + 1.17%), 4.58% , 09/08/31
(g)
960 966,840
3.60% , 04/07/32 .................. 1,140 1,087,386
6.09% , 10/03/33 .................. 1,040 1,126,012
Capital One NA
4.65% , 09/13/28 .................. 809 819,988
2.70% , 02/06/30 .................. 550 517,783
CBQ Finance Ltd.
(e)
5.38% , 03/28/29 .................. 800 822,871
4.63% , 09/10/30 .................. 400 400,014
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e) (g)
... 500 522,835
China Construction Bank Corp.
(e)(g)
(SOFR Index + 0.55%), 4.21% , 07/16/27 . 800 801,171
(SOFR Index + 0.52%), 4.19% , 05/28/28 . 600 601,738
(SOFR Index + 0.50%), 4.17% , 09/11/28 . 600 601,189
(SOFR Index + 0.60%), 4.27% , 05/28/30 . 400 401,897
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 2.85% ,
01/21/32 ..................... 3,400 3,357,210
CIMB Bank Bhd., 2.13%, 07/20/27
(e)
...... 400 389,322
Citibank NA
4.58% , 05/29/27 .................. 1,945 1,962,759
5.80% , 09/29/28 .................. 1,800 1,884,297
4.84% , 08/06/29 .................. 2,410 2,465,117
4.91% , 05/29/30 .................. 2,665 2,734,330
5.57% , 04/30/34 .................. 1,050 1,104,987
Citigroup, Inc.
4.45% , 09/29/27 .................. 2,441 2,457,206
6.63% , 01/15/28 .................. 1,266 1,331,809
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(g)
3,250 3,218,093
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(g)
2,350 2,367,937
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(g)
1,475 1,487,043
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(g)
.................... 2,921 2,906,140
4.13% , 07/25/28 .................. 1,720 1,721,464

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(g)
.................... USD 2,728 $ 2,706,002
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(g)
2,540 2,576,188
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(g)
.................... 1,874 1,874,114
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(g)
2,500 2,568,537
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(g)
.................... 2,310 2,291,540
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(g)
2,590 2,612,042
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(g)
1,879 1,791,072
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(g)
2,165 2,028,029
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(g)
3,608 3,606,605
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(g)
2,155 2,197,915
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(g)
3,785 3,507,389
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(g)
1,695 1,696,341
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(g)
3,024 2,741,616
6.63% , 06/15/32 .................. 1,384 1,529,483
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(g)
2,440 2,183,529
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(g)
3,471 3,176,780
5.88% , 02/22/33 .................. 681 726,228
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(g)
3,310 3,149,881
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(g)
2,145 2,166,131
6.00% , 10/31/33 .................. 915 977,479
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(g)
2,695 2,929,023
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(g)
2,865 3,037,396
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(g)
.................... 885 910,522
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(g)
2,565 2,652,966
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(g)
2,760 2,841,501
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(g)
3,205 3,344,689
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(g)
2,555 2,602,446
6.13% , 08/25/36 .................. 680 719,787
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(g)
3,205 3,221,957
(3-mo. CME Term SOFR + 1.43%), 3.88% ,
01/24/39
(g)
.................... 1,272 1,119,593
8.13% , 07/15/39 .................. 2,047 2,601,020
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(g)
.................... 905 905,479
(1-day SOFR + 4.55%), 5.32% , 03/26/41
(g)
1,511 1,503,229
5.88% , 01/30/42 .................. 1,349 1,414,220
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(g)
1,397 1,028,671
6.68% , 09/13/43 .................. 1,050 1,164,617
5.30% , 05/06/44 .................. 1,010 976,685
4.65% , 07/30/45 .................. 1,306 1,174,229
4.75% , 05/18/46 .................. 2,045 1,793,690
(3-mo. CME Term SOFR + 2.10%), 4.28% ,
04/24/48
(g)
.................... 1,126 946,548
4.65% , 07/23/48 .................. 2,750 2,419,298
(1-day SOFR + 1.75%), 5.61% , 03/04/56
(g)
1,410 1,399,400
Citizens Bank NA
(g)
(1-day SOFR + 2.00%), 4.58% , 08/09/28 . 770 775,596
(1-day SOFR + 0.70%), 4.19% , 01/29/29 . 250 250,377
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(g)
1,155 1,204,923
2.50% , 02/06/30 .................. 880 820,280
3.25% , 04/30/30 .................. 365 348,834
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(g)
745 763,792
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(g)
1,325 1,386,920
2.64% , 09/30/32 .................. 595 518,209
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(g)
705 771,682
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36
(g)
.................... 100 100,472
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64% ,
05/21/37
(g)
.................... USD 480 $ 489,254
Comerica Bank, (1-day SOFR + 2.61%), 5.33%,
08/25/33
(g)
..................... 320 323,165
Commercial Bank of Dubai PSC
(e)
5.32% , 06/14/28 .................. 800 814,740
4.86% , 10/10/29 .................. 600 607,431
Commonwealth Bank of Australia
2.55% , 03/14/27
(b)
................. 836 824,813
3.15% , 09/19/27
(b)
................. 670 663,394
4.42% , 03/14/28 .................. 540 546,894
3.90% , 03/16/28
(b)
................. 765 765,855
4.61% , 03/14/30
(b)
................. 495 504,386
4.15% , 10/01/30 .................. 890 888,965
2.69% , 03/11/31
(b)
................. 1,465 1,334,370
1.88% , 09/15/31
(b)
................. 770 681,488
3.78% , 03/14/32
(b)
................. 1,145 1,089,173
5.84% , 03/13/34
(b)
................. 980 1,030,130
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61% ,
09/12/34
(b) (g)
................... 1,345 1,300,086
3.74% , 09/12/39
(b)
................. 1,754 1,461,897
3.31% , 03/11/41
(b)
................. 1,220 946,782
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.32%), 5.93% ,
03/14/46
(b) (g)
................... 200 205,530
4.32% , 01/10/48
(b)
................. 1,130 930,344
Cooperatieve Rabobank UA
5.04% , 03/05/27 .................. 755 764,999
4.37% , 05/27/27 .................. 500 503,889
3.74% , 01/14/28 .................. 250 250,086
4.88% , 01/21/28 .................. 180 183,900
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 3.65% ,
04/06/28
(b) (g)
................... 980 975,930
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66% ,
08/22/28
(b) (g)
................... 970 978,895
3.96% , 10/17/28 .................. 500 501,887
4.80% , 01/09/29 .................. 390 399,217
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56% ,
02/28/29
(b) (g)
................... 1,485 1,526,592
4.49% , 10/17/29 .................. 935 951,585
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45% ,
03/05/30
(b) (g)
................... 735 759,592
4.16% , 01/14/31 .................. 250 249,124
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.99% ,
05/27/31
(b) (g)
................... 500 510,543
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.71% ,
01/21/33
(b) (g)
................... 1,000 1,052,492
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76% ,
04/06/33
(b) (g)
................... 370 350,613
5.25% , 05/24/41 .................. 1,452 1,448,209
5.75% , 12/01/43 .................. 1,461 1,467,944
5.25% , 08/04/45 .................. 1,086 1,025,082
Credit Agricole SA
(b)
5.13% , 03/11/27 .................. 640 648,366
5.30% , 07/12/28 .................. 1,370 1,409,729
(1-day SOFR + 1.21%), 4.63% , 09/11/28
(g)
1,710 1,722,922

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.13%), 5.23% , 01/09/29
(g)
USD 585 $ 596,645
(1-day SOFR + 1.86%), 6.32% , 10/03/29
(g)
1,165 1,225,916
(1-day SOFR + 1.69%), 5.34% , 01/10/30
(g)
1,265 1,301,317
3.25% , 01/14/30 .................. 1,223 1,165,694
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(g)
500 513,207
(1-day SOFR + 1.17%), 4.66% , 01/12/32
(g)
1,250 1,250,630
(5-Year USD Swap Semi + 1.64%), 4.00% ,
01/10/33
(g)
.................... 1,175 1,163,843
5.51% , 07/05/33 .................. 1,130 1,181,797
(1-day SOFR + 1.36%), 4.82% , 09/25/33
(g)
1,000 996,013
5.37% , 03/11/34
(d)
................. 980 1,015,671
(1-day SOFR + 2.67%), 6.25% , 01/10/35
(g)
1,340 1,417,036
(1-day SOFR + 1.74%), 5.86% , 01/09/36
(g)
1,435 1,506,636
(1-day SOFR + 1.43%), 5.26% , 01/12/37
(g)
1,800 1,797,825
2.81% , 01/11/41 .................. 1,435 1,020,902
Danske Bank A/S
(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.43% ,
03/01/28
(g)
.................... 1,035 1,050,175
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.30% ,
04/01/28
(g)
.................... 1,155 1,157,831
4.38% , 06/12/28 .................. 355 357,162
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71% ,
03/01/30
(g)
.................... 1,305 1,356,295
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 4.61% ,
10/02/30
(g)
.................... 885 891,423
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.02% ,
03/04/31
(g)
.................... 610 621,608
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.42% ,
09/12/31
(g)
.................... 400 397,713
DBS Group Holdings Ltd.
(b)
1.19% , 03/15/27 .................. 55 53,406
4.40% , 03/21/28 .................. 800 809,865
Deutsche Bank AG, New York, 3.90%,
07/12/47
(b)
..................... 1,500 1,218,725
Development Bank of Kazakhstan JSC, 5.50%,
04/15/27
(e)
..................... 600 606,793
DIB Sukuk Ltd.
(e)
2.74% , 02/16/27 .................. 200 197,135
5.49% , 11/30/27 .................. 1,400 1,428,836
4.80% , 08/16/28 .................. 1,200 1,212,708
5.24% , 03/04/29 .................. 1,000 1,020,912
4.57% , 11/19/30 .................. 600 598,079
DNB Bank ASA
(b)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.68%), 1.61% ,
03/30/28 ..................... 370 359,889
(1-day SOFR + 1.05%), 4.85% , 11/05/30 . 880 899,244
(1-day SOFR + 1.05%), 4.38% , 11/04/31 . 600 596,999
Doha Finance Ltd.
(e)
5.25% , 03/12/29 .................. 600 609,934
5.25% , 03/05/30 .................. 600 610,646
4.50% , 03/16/31 .................. 600 588,080
Ecobank Transnational, Inc., 10.13%,
10/15/29
(e)
..................... 600 643,741
EI Sukuk Co. Ltd.
(e)
5.43% , 05/28/29 .................. 800 821,429
5.06% , 03/25/30 .................. 800 814,466
4.54% , 03/23/31 .................. 400 398,426
Security
Par (000)
Par (000) Value
Banks (continued)
Emirates NBD Bank PJSC
(e)
5.63% , 10/21/27 .................. USD 600 $ 614,935
5.88% , 10/11/28 .................. 800 835,006
(1-day SOFR + 1.40%), 5.05% , 01/31/29
(g)
600 609,168
5.14% , 11/26/29 .................. 400 411,772
(1-day SOFR + 1.10%), 4.75% , 01/22/30
(g)
600 605,220
Fab Sukuk Co. Ltd.
(e)
2.59% , 03/02/27 .................. 400 394,025
4.58% , 01/17/28 .................. 400 403,469
4.78% , 01/23/29 .................. 800 812,173
5.15% , 01/16/30 .................. 600 619,101
Federation des Caisses Desjardins du
Quebec
(b)
4.55% , 08/23/27 .................. 685 691,719
5.70% , 03/14/28 .................. 1,350 1,395,544
5.25% , 04/26/29 .................. 1,015 1,047,363
4.57% , 08/26/30 .................. 265 266,430
Fifth Third Bancorp
2.55% , 05/05/27 .................. 607 596,586
3.95% , 03/14/28 .................. 908 907,327
(1-day SOFR + 1.36%), 4.06% , 04/25/28
(g)
365 364,739
(SOFR Index + 2.19%), 6.36% , 10/27/28
(g)
1,140 1,183,686
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(g)
280 294,195
(SOFR Index + 2.13%), 4.77% , 07/28/30
(g)
1,185 1,200,201
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(g)
755 767,606
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(g)
1,085 1,136,643
(1-day SOFR + 0.95%), 4.57% , 04/29/32
(g)
465 464,542
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(g)
425 415,932
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(g)
290 288,259
8.25% , 03/01/38 .................. 960 1,180,353
Fifth Third Bank NA, 2.25%, 02/01/27 ..... 655 644,810
Fifth Third Financial Corp.
4.00% , 02/01/29 .................. 420 417,636
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(g)
900 940,722
First Abu Dhabi Bank PJSC
(e)
5.13% , 10/13/27 .................. 600 610,156
4.38% , 04/24/28 .................. 800 803,444
4.77% , 06/06/28 .................. 800 811,955
(1-day SOFR + 1.20%), 4.85% , 01/29/29
(g)
400 405,054
5.00% , 02/28/29 .................. 800 819,365
(1-day SOFR + 1.05%), 4.70% , 07/22/29
(g)
200 202,079
(1-day SOFR + 1.00%), 4.65% , 01/22/30
(g)
800 806,751
(1-day SOFR + 0.97%), 4.64% , 05/27/30
(g)
800 806,186
4.38% , 09/10/30 .................. 800 802,832
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32% ,
04/04/34
(g)
.................... 1,200 1,245,781
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.80% ,
01/16/35
(g)
.................... 1,000 1,030,200
First Citizens BancShares, Inc.
(g)
(1-day SOFR + 1.41%), 5.23% , 03/12/31 . 285 289,030
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 660 671,287
First Horizon Bank, 5.75%, 05/01/30 ...... 650 670,856
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(g)
................ 25 25,744
First-Citizens Bank & Trust Co., 6.13%,
03/09/28 ...................... 600 620,852
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(g)
..................... 135 138,079
GFH Senior Sukuk Ltd., 7.50%, 11/06/29
(e)
.. 600 608,369
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 574 610,982
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 1,000 938,274

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
HBOS plc, 6.00%, 11/01/33
(b)
........... USD 175 $ 183,935
HDFC Bank Ltd.
(e)
5.20% , 02/15/27 .................. 400 403,388
5.18% , 02/15/29 .................. 400 409,241
HSBC Bank USA NA
5.88% , 11/01/34 .................. 470 497,065
5.63% , 08/15/35 .................. 440 455,680
7.00% , 01/15/39 .................. 845 980,248
HSBC Holdings plc
(3-mo. CME Term SOFR + 1.81%), 4.04% ,
03/13/28
(g)
.................... 2,630 2,629,735
(1-day SOFR + 1.06%), 5.60% , 05/17/28
(g)
1,835 1,869,649
(1-day SOFR + 2.11%), 4.76% , 06/09/28
(g)
2,545 2,567,655
(1-day SOFR + 2.61%), 5.21% , 08/11/28
(g)
2,345 2,383,818
(1-day SOFR + 1.73%), 2.01% , 09/22/28
(g)
2,247 2,172,910
(1-day SOFR + 3.35%), 7.39% , 11/03/28
(g)
3,015 3,181,710
(1-day SOFR + 1.04%), 5.13% , 11/19/28
(g)
1,300 1,323,297
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(g)
1,600 1,623,196
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(g)
2,115 2,198,087
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(g)
.................... 2,619 2,643,152
(1-day SOFR + 1.29%), 2.21% , 08/17/29
(g)
2,040 1,942,355
(1-day SOFR + 1.46%), 5.55% , 03/04/30
(g)
1,590 1,647,821
4.95% , 03/31/30 .................. 2,440 2,498,128
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(g)
.................... 3,038 3,006,305
(1-day SOFR + 1.29%), 5.29% , 11/19/30
(g)
1,950 2,013,543
(1-day SOFR + 1.29%), 5.13% , 03/03/31
(g)
1,525 1,562,978
(1-day SOFR + 1.57%), 5.24% , 05/13/31
(g)
2,000 2,058,268
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(g)
1,369 1,280,974
(1-day SOFR + 1.95%), 2.36% , 08/18/31
(g)
1,235 1,125,499
(1-day SOFR + 1.19%), 4.62% , 11/06/31
(g)
1,500 1,505,489
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(g)
1,540 1,618,968
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(g)
2,945 2,693,565
(1-day SOFR + 1.41%), 2.87% , 11/22/32
(g)
1,953 1,772,595
(1-day SOFR + 2.53%), 4.76% , 03/29/33
(g)
1,845 1,832,750
(1-day SOFR + 2.87%), 5.40% , 08/11/33
(g)
2,385 2,465,592
(1-day SOFR + 4.25%), 8.11% , 11/03/33
(g)
1,970 2,303,795
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(g)
2,225 2,408,633
(1-day SOFR + 2.98%), 6.55% , 06/20/34
(g)
1,975 2,133,516
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(g)
1,905 2,165,573
(1-day SOFR + 1.78%), 5.72% , 03/04/35
(g)
1,400 1,471,068
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(g)
1,620 1,685,254
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(g)
2,300 2,361,754
6.50% , 05/02/36 .................. 709 764,160
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(g)
1,980 2,080,877
(1-day SOFR + 1.96%), 5.74% , 09/10/36
(g)
1,200 1,231,168
(1-day SOFR + 1.43%), 5.13% , 11/06/36
(g)
1,870 1,866,897
6.50% , 09/15/37 .................. 2,870 3,130,284
6.80% , 06/01/38 .................. 624 698,365
6.10% , 01/14/42 .................. 995 1,069,969
(1-day SOFR + 2.65%), 6.33% , 03/09/44
(g)
2,800 3,055,755
5.25% , 03/14/44 .................. 1,470 1,429,861
HSBC USA, Inc.
5.29% , 03/04/27 .................. 1,190 1,207,759
4.65% , 06/03/28 .................. 600 609,332
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44% , 08/04/28
(g)
525 528,049
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(g)
830 869,836
2.55% , 02/04/30 .................. 1,394 1,300,469
(1-day SOFR + 1.28%), 5.27% , 01/15/31
(g)
665 684,188
(1-day SOFR + 0.99%), 4.62% , 01/28/32
(g)
960 961,470
(1-day SOFR + 2.05%), 5.02% , 05/17/33
(g)
485 490,401
(SOFR Index + 1.87%), 5.71% , 02/02/35
(g)
820 853,050
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36
(g)
.................... USD 832 $ 724,395
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39
(g)
.................... 670 699,429
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.61% ,
01/28/41
(g)
.................... 350 348,259
Huntington National Bank (The)
(1-day SOFR + 0.72%), 4.87% , 04/12/28
(g)
765 771,533
(SOFR Index + 1.65%), 4.55% , 05/17/28
(g)
540 543,090
5.65% , 01/10/30 .................. 555 580,563
ICICI Bank Ltd., 3.80%, 12/14/27
(e)
....... 500 495,523
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.48%), 4.16% , 05/23/27
(e) (g)
400 400,418
3.54% , 11/08/27 .................. 750 745,031
4.13% , 05/21/28
(e)
................. 400 402,709
(SOFR Index + 0.52%), 4.20% , 05/21/28
(e) (g)
1,200 1,202,679
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 4.24%, 08/14/27
(e) (g)
.......... 600 600,182
Industrial Subordinated Trust 2 0, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.86%), 6.55%, 04/15/36
(b) (g)
... 600 609,096
ING Groep NV
3.95% , 03/29/27 .................. 2,108 2,109,246
(1-day SOFR + 1.83%), 4.02% , 03/28/28
(g)
440 440,173
4.55% , 10/02/28 .................. 1,293 1,308,968
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(g)
625 634,832
4.05% , 04/09/29 .................. 908 905,583
(1-day SOFR + 1.44%), 5.34% , 03/19/30
(g)
995 1,026,284
(SOFR Index + 1.23%), 5.07% , 03/25/31
(g)
600 614,366
(1-day SOFR + 1.32%), 2.73% , 04/01/32
(g)
908 835,035
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(g)
1,111 1,089,309
(1-day SOFR + 2.09%), 6.11% , 09/11/34
(g)
895 964,800
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(g)
1,380 1,432,619
(1-day SOFR + 1.61%), 5.53% , 03/25/36
(g)
1,010 1,046,199
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 400 389,232
Intesa Sanpaolo SpA
(b)
3.88% , 07/14/27 .................. 374 373,316
3.88% , 01/12/28 .................. 355 352,752
Series XR , 4.00% , 09/23/29 .......... 670 663,166
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(g)
.................... 746 715,154
6.63% , 06/20/33 .................. 1,200 1,324,753
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25% ,
11/21/33
(d) (g)
................... 1,005 1,192,968
7.20% , 11/28/33 .................. 1,565 1,790,992
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(g)
.................... 740 649,472
Series XR , 4.70% , 09/23/49 .......... 585 489,086
7.80% , 11/28/53 .................. 1,360 1,675,537
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78% ,
06/20/54
(g)
.................... 1,461 1,763,387
Itau Unibanco Holding SA, 6.00%, 02/27/30
(d) (e)
1,000 1,037,507
JPMorgan Chase & Co.
8.00% , 04/29/27 .................. 923 969,706
4.25% , 10/01/27 .................. 1,723 1,735,303
3.63% , 12/01/27 .................. 1,355 1,348,893
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28
(g)
.................... 2,419 2,414,187

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.17%), 2.95% , 02/24/28
(g)
USD 1,710 $ 1,691,666
(1-day SOFR + 0.93%), 5.57% , 04/22/28
(g)
2,685 2,735,623
(1-day SOFR + 1.56%), 4.32% , 04/26/28
(g)
2,650 2,660,789
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(g)
.................... 2,391 2,378,208
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(g)
1,525 1,489,720
(1-day SOFR + 0.93%), 4.98% , 07/22/28
(g)
3,720 3,772,624
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(g)
3,315 3,355,672
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(g)
1,485 1,498,454
(3-mo. CME Term SOFR + 1.21%), 3.51% ,
01/23/29
(g)
.................... 2,517 2,492,559
(1-day SOFR + 0.80%), 4.92% , 01/24/29
(g)
2,345 2,387,142
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29
(g)
.................... 2,322 2,320,016
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(g)
2,206 2,109,303
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29
(g)
.................... 2,670 2,679,250
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(g)
2,480 2,552,104
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(g)
2,580 2,711,283
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29
(g)
.................... 2,268 2,289,578
(1-day SOFR + 1.31%), 5.01% , 01/23/30
(g)
2,690 2,758,119
(1-day SOFR + 1.16%), 5.58% , 04/22/30
(g)
2,805 2,922,346
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30
(g)
.................... 2,728 2,689,359
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(g)
2,255 2,281,778
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(g)
2,975 3,052,871
8.75% , 09/01/30 .................. 660 777,395
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(g)
.................... 3,712 3,527,715
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(g)
2,565 2,600,544
(1-day SOFR + 1.01%), 5.14% , 01/24/31
(g)
2,570 2,650,721
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(g)
.................... 3,041 3,063,709
(1-day SOFR + 2.04%), 2.52% , 04/22/31
(g)
2,329 2,168,847
(1-day SOFR + 1.44%), 5.10% , 04/22/31
(g)
2,430 2,504,484
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31
(g)
.................... 2,905 2,736,618
(1-day SOFR + 0.93%), 4.26% , 10/22/31
(g)
2,110 2,098,393
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(g)
.................... 1,815 1,612,597
(1-day SOFR + 0.84%), 4.35% , 01/22/32
(g)
1,885 1,880,600
(1-day SOFR + 1.07%), 1.95% , 02/04/32
(g)
3,060 2,724,514
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(g)
.................... 3,535 3,226,937
(1-day SOFR + 1.18%), 2.55% , 11/08/32
(g)
2,880 2,593,912
(1-day SOFR + 1.26%), 2.96% , 01/25/33
(g)
3,465 3,176,257
(1-day SOFR + 1.80%), 4.59% , 04/26/33
(g)
2,585 2,588,633
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(g)
4,495 4,565,728
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(g)
3,370 3,555,063
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(g)
4,263 4,406,908
(1-day SOFR + 1.81%), 6.25% , 10/23/34
(g)
2,790 3,042,410
(1-day SOFR + 1.62%), 5.34% , 01/23/35
(g)
2,795 2,876,154
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(g)
2,795 2,959,258
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(g)
3,430 3,520,561
(1-day SOFR + 1.34%), 4.95% , 10/22/35
(g)
3,115 3,125,337
(1-day SOFR + 1.32%), 5.50% , 01/24/36
(g)
2,635 2,740,481
(1-day SOFR + 1.68%), 5.57% , 04/22/36
(g)
4,195 4,379,997
(1-day SOFR + 1.64%), 5.58% , 07/23/36
(g)
3,305 3,397,506
(1-day SOFR + 1.19%), 4.81% , 10/22/36
(g)
2,750 2,710,827
(1-day SOFR + 1.07%), 4.90% , 01/22/37
(g)
2,450 2,430,981
(1-day SOFR + 1.30%), 5.19% , 02/05/37
(g)
1,425 1,420,059
6.40% , 05/15/38 .................. 2,859 3,205,408
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38
(g)
.................... 2,978 2,660,474
Security
Par (000)
Par (000) Value
Banks (continued)
5.50% , 10/15/40 .................. USD 1,277 $ 1,324,270
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41
(g)
.................... 1,745 1,359,314
5.60% , 07/15/41 .................. 2,118 2,189,776
(3-mo. CME Term SOFR + 1.51%), 2.53% ,
11/19/41
(g)
.................... 2,020 1,449,869
5.40% , 01/06/42 .................. 1,556 1,573,275
(3-mo. CME Term SOFR + 1.46%), 3.16% ,
04/22/42
(g)
.................... 2,450 1,888,930
5.63% , 08/16/43 .................. 1,467 1,495,111
4.85% , 02/01/44 .................. 1,248 1,177,787
4.95% , 06/01/45 .................. 1,755 1,640,436
(1-day SOFR + 1.55%), 5.53% , 11/29/45
(g)
1,915 1,928,331
(3-mo. CME Term SOFR + 1.84%), 4.26% ,
02/22/48
(g)
.................... 2,273 1,927,829
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(g)
.................... 1,807 1,473,857
(3-mo. CME Term SOFR + 1.64%), 3.96% ,
11/15/48
(g)
.................... 3,799 3,055,490
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49
(g)
.................... 1,982 1,573,259
(1-day SOFR + 2.44%), 3.11% , 04/22/51
(g)
2,432 1,648,936
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(g)
3,561 2,512,049
Kasikornbank PCL, 5.46%, 03/07/28
(e)
..... 600 614,390
KBC Group NV
(b)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80% ,
01/19/29 ..................... 1,030 1,063,218
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 4.93% ,
10/16/30 ..................... 750 764,774
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 4.45% ,
09/23/31 ..................... 1,000 996,509
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32% ,
09/21/34 ..................... 560 607,928
KEB Hana Bank
(e)
3.25% , 03/30/27 .................. 600 595,343
5.38% , 04/23/27 .................. 400 406,668
5.75% , 10/24/28 .................. 400 418,166
5.38% , 04/23/29 .................. 400 415,420
4.00% , 10/21/30 .................. 200 198,932
Keybank National Association
5.85% , 11/15/27 .................. 1,100 1,133,264
4.39% , 12/14/27 .................. 265 266,633
3.90% , 04/13/29 .................. 434 427,052
4.90% , 08/08/32 .................. 700 698,344
5.00% , 01/26/33 .................. 855 860,164
KeyCorp
2.25% , 04/06/27 .................. 773 757,307
4.10% , 04/30/28 .................. 1,020 1,021,505
2.55% , 10/01/29 .................. 895 846,902
(SOFR Index + 1.23%), 5.12% , 04/04/31
(g)
15 15,362
(SOFR Index + 2.06%), 4.79% , 06/01/33
(g)
775 773,504
(SOFR Index + 2.42%), 6.40% , 03/06/35
(g)
610 660,563
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(g)
345 345,272
KFH Sukuk Co.
(e)
5.01% , 01/17/29 .................. 1,000 1,014,388
5.38% , 01/14/30 .................. 1,000 1,030,612
Kookmin Bank
(e)
2.38% , 02/15/27 .................. 400 393,732
5.38% , 05/08/27 .................. 400 406,891
4.63% , 04/21/28 .................. 400 405,559
4.38% , 05/08/28 .................. 200 201,725

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.50% , 02/01/29 .................. USD 600 $ 602,040
5.25% , 05/08/29 .................. 200 207,372
4.63% , 05/08/30 .................. 200 203,687
2.50% , 11/04/30 .................. 600 545,469
Lloyds Banking Group plc
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 3.75% ,
03/18/28
(g)
.................... 895 892,422
4.38% , 03/22/28 .................. 1,928 1,941,488
4.55% , 08/16/28 .................. 923 934,820
3.57% , 11/07/28
(g)
................. 2,279 2,261,124
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28
(g)
.................... 1,310 1,333,523
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87% ,
03/06/29
(g)
.................... 910 942,904
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(g)
.................... 850 863,429
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(g)
.................... 915 957,426
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31
(g)
.................... 1,200 1,195,703
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(g)
.................... 1,255 1,276,930
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95% ,
11/15/33
(g)
.................... 760 885,676
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68% ,
01/05/35
(g)
.................... 2,070 2,169,330
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59% ,
11/26/35
(g)
.................... 1,240 1,289,051
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(g)
.................... 850 891,619
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94% ,
11/04/36
(g)
.................... 1,120 1,103,027
5.30% , 12/01/45 .................. 865 822,240
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37% ,
12/14/46
(g)
.................... 1,395 1,040,106
4.34% , 01/09/48 .................. 1,142 950,167
M&T Bank Corp.
(g)
(SOFR Index + 1.78%), 4.55% , 08/16/28 . 695 699,703
(1-day SOFR + 0.93%), 4.83% , 01/16/29 . 580 589,083
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 725 785,552
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 695 712,623
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 660 701,353
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 760 762,062
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40% ,
07/30/35 ..................... 265 267,663
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 1,180 1,197,148
Malayan Banking Bhd., (1-day SOFR + 0.60%),
4.28%, 11/19/28
(e) (g)
............... 600 601,128
Manufacturers & Traders Trust Co.
3.40% , 08/17/27 .................. 730 722,971
4.70% , 01/27/28 .................. 1,185 1,201,587
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.95%), 4.76% , 07/06/28
(g)
USD 835 $ 842,772
MAR Finance LLC, 4.88%, 05/29/30
(e)
..... 400 407,484
Mashreq AL Islami Sukuk Co. Ltd., 5.03%,
04/22/30
(e)
..................... 400 408,034
Mashreqbank PSC, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 7.88%, 02/24/33
(e) (g)
.......... 600 630,658
Mauritius Commercial Bank Ltd. (The), 7.95%,
04/26/28
(e)
..................... 200 211,664
Metropolitan Bank & Trust Co.
(e)
5.38% , 03/06/29 .................. 600 617,486
5.50% , 03/06/34 .................. 400 415,806
Mitsubishi UFJ Financial Group, Inc.
3.68% , 02/22/27 .................. 635 634,019
3.29% , 07/25/27 .................. 515 510,927
3.96% , 03/02/28 .................. 1,250 1,251,265
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08% ,
04/19/28
(g)
.................... 930 930,926
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.02% ,
07/20/28
(g)
.................... 1,394 1,413,303
4.05% , 09/11/28 .................. 863 865,521
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35% ,
09/13/28
(g)
.................... 1,150 1,174,249
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(g)
.................... 1,110 1,139,800
3.74% , 03/07/29 .................. 1,636 1,623,730
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24% ,
04/19/29
(g)
.................... 655 671,446
3.20% , 07/18/29 .................. 1,728 1,675,587
2.56% , 02/25/30 .................. 1,126 1,053,375
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26% ,
04/17/30
(g)
.................... 850 876,138
2.05% , 07/17/30 .................. 1,311 1,192,129
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31
(g)
.................... 760 782,073
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(g)
......... 530 550,964
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31
(g)
.................... 620 637,723
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53% ,
09/12/31
(g)
.................... 1,000 1,003,747
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.51% ,
01/14/32
(g)
.................... 800 801,412
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(g)
.................... 1,945 1,736,344
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(g)
.................... 880 788,165
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85% ,
01/19/33
(g)
.................... 855 776,274

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32% ,
04/19/33
(g)
.................... USD 610 $ 598,637
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(g)
.................... 1,485 1,521,176
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47% ,
09/13/33
(g)
.................... 570 594,676
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44% ,
02/22/34
(g)
.................... 1,070 1,113,960
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41% ,
04/19/34
(g)
.................... 865 898,595
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43% ,
04/17/35
(g)
.................... 1,545 1,598,151
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57% ,
01/16/36
(g)
.................... 1,405 1,464,878
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62% ,
04/24/36
(g)
.................... 1,450 1,513,727
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.19% ,
09/12/36
(g)
.................... 1,000 1,011,487
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06% ,
01/14/37
(g)
.................... 800 798,494
4.29% , 07/26/38 .................. 975 916,080
4.15% , 03/07/39 .................. 1,090 1,004,835
3.75% , 07/18/39 .................. 1,670 1,447,664
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31
(b) (e)
600 599,034
Mizuho Financial Group, Inc.
3.66% , 02/28/27 .................. 620 618,801
3.17% , 09/11/27 .................. 1,105 1,092,862
4.02% , 03/05/28 .................. 1,375 1,378,411
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41% ,
09/13/28
(g)
.................... 435 444,636
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67% ,
05/27/29
(g)
.................... 835 864,043
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78% ,
07/06/29
(g)
.................... 1,240 1,287,924
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29
(g)
.................... 855 857,312
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26% ,
05/22/30
(g)
.................... 565 547,636
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38% ,
05/26/30
(g)
.................... 810 838,047
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38% ,
07/10/30
(g)
.................... 700 724,098
(3-mo. CME Term SOFR + 1.39%), 3.15% ,
07/16/30
(g)
.................... 809 779,508
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(g)
.................... 540 513,918
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.10% ,
05/13/31
(g)
.................... 400 410,255
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(g)
.................... USD 615 $ 570,781
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74% ,
05/27/31
(g)
.................... 755 792,718
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.71% ,
07/08/31
(g)
.................... 955 965,452
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31
(g)
.................... 1,085 988,302
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(g)
.................... 808 724,854
2.56% , 09/13/31 .................. 1,025 917,922
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17% ,
05/22/32
(g)
.................... 685 608,273
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26% ,
07/09/32
(g)
.................... 850 755,882
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67% ,
09/13/33
(g)
.................... 590 623,810
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75% ,
05/27/34
(g)
.................... 730 770,007
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75% ,
07/06/34
(g)
.................... 985 1,040,014
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58% ,
05/26/35
(g)
.................... 835 870,941
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59% ,
07/10/35
(g)
.................... 835 871,010
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.42% ,
05/13/36
(g)
.................... 450 463,825
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(g)
.................... 1,600 1,638,284
Morgan Stanley Bank NA
(g)
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 1,980 2,017,902
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 1,360 1,378,835
(1-day SOFR + 0.91%), 5.02% , 01/12/29 . 2,180 2,221,110
Morgan Stanley Private Bank NA
(g)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 1,990 2,002,596
(1-day SOFR + 0.78%), 4.20% , 11/17/28 . 2,080 2,085,873
(1-day SOFR + 0.76%), 4.21% , 02/08/30 . 2,000 1,999,380
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 2,885 2,922,555
(1-day SOFR + 1.02%), 4.47% , 11/19/31 . 2,750 2,751,003
MUFG Bank Ltd., 4.70%, 03/10/44
(b)
...... 245 224,510
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(e) (g)
... 800 829,455
National Australia Bank Ltd.
3.91% , 06/09/27 .................. 165 165,369
5.09% , 06/11/27 .................. 770 783,245
4.50% , 10/26/27 .................. 815 824,807
4.94% , 01/12/28 .................. 900 918,971
4.31% , 06/13/28 .................. 935 944,536
4.90% , 06/13/28 .................. 920 941,975
3.85% , 12/13/28 .................. 500 499,630
4.79% , 01/10/29 .................. 695 711,682
4.90% , 01/14/30 .................. 365 375,519
4.53% , 06/13/30 .................. 375 380,862

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.33% , 08/21/30
(b)
................. USD 2,115 $ 1,918,041
4.15% , 01/13/31 .................. 500 499,527
2.99% , 05/21/31
(b)
................. 1,015 932,663
6.43% , 01/12/33
(b)
................. 1,235 1,335,750
4.95% , 01/10/34
(b)
................. 560 573,229
5.18% , 06/11/34
(b)
................. 735 762,099
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93% ,
08/02/34
(b) (g)
................... 1,338 1,306,967
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90% ,
01/14/36
(b) (g)
................... 815 856,502
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35% ,
01/12/37
(b) (g)
................... 1,225 1,125,823
2.65% , 01/14/41
(b) (d)
................ 1,230 875,659
National Bank of Canada
(1-day SOFR + 0.80%), 4.95% , 02/01/28
(g)
750 756,631
5.60% , 12/18/28 .................. 995 1,037,547
(SOFR Index + 0.76%), 4.17% , 01/20/29
(g)
500 501,045
4.50% , 10/10/29 .................. 465 470,229
National Bank of Ras Al-Khaimah PSC (The),
5.38%, 07/25/29
(e)
................ 600 616,088
National Securities Clearing Corp.
(b)
4.35% , 05/20/27 .................. 250 251,841
5.10% , 11/21/27 .................. 1,240 1,267,544
5.00% , 05/30/28 .................. 610 623,863
4.90% , 06/26/29 .................. 535 548,772
4.70% , 05/20/30 .................. 250 254,978
NatWest Group plc
(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ..................... 765 777,617
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ..................... 1,199 1,184,846
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52% ,
09/30/28 ..................... 650 665,355
4.89% , 05/18/29 .................. 1,795 1,825,489
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ..................... 715 744,335
5.08% , 01/27/30 .................. 1,729 1,770,839
4.45% , 05/08/30 .................. 1,400 1,406,118
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 1,510 1,541,400
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
05/23/31 ..................... 1,000 1,025,382
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02% ,
03/02/34 ..................... 975 1,044,336
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48% ,
06/01/34 ..................... 550 578,682
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 1,385 1,461,778
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03% ,
11/28/35 ..................... 1,125 1,040,223
NatWest Markets plc
(b)
5.42% , 05/17/27 .................. 795 810,672
Security
Par (000)
Par (000) Value
Banks (continued)
4.79% , 03/21/28 .................. USD 500 $ 507,912
4.17% , 11/06/28 .................. 600 601,423
5.41% , 05/17/29 .................. 1,380 1,431,580
5.02% , 03/21/30 .................. 600 615,090
4.41% , 11/06/30 .................. 800 798,957
NBK SPC Ltd., (1-day SOFR + 1.16%), 5.50%,
06/06/30
(e) (g)
.................... 600 618,938
Nordea Bank Abp
(b)
5.00% , 03/19/27 .................. 490 496,432
5.38% , 09/22/27 .................. 1,215 1,242,325
4.38% , 09/10/29 .................. 595 600,211
4.25% , 08/28/30
(d)
................. 600 600,091
(5-Year USD Swap Semi + 1.69%), 4.63% ,
09/13/33
(g)
.................... 413 413,421
Norinchukin Bank (The)
(b)
4.87% , 09/14/27 .................. 1,025 1,035,354
5.43% , 03/09/28
(d)
................. 850 869,253
5.09% , 10/16/29 .................. 660 674,508
4.67% , 09/09/30 .................. 200 201,063
2.08% , 09/22/31
(d)
................. 1,410 1,230,738
5.07% , 09/14/32 .................. 245 247,579
5.36% , 09/09/35 .................. 200 202,404
OTP Bank Nyrt.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75% ,
05/15/33 ..................... 600 638,776
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 7.30% ,
07/30/35 ..................... 800 840,527
Oversea-Chinese Banking Corp. Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 4.60% ,
06/15/32
(e)
.................... 600 602,257
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52% ,
05/21/34
(e)
.................... 600 620,606
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.55% ,
09/08/35
(b)
.................... 900 896,528
Philippine National Bank, 4.85%, 10/23/29
(e)
. 200 202,995
Pinnacle Bank, 5.63%, 02/15/28 ......... 505 515,879
Pinnacle Financial Partners, Inc., (1-day SOFR
+ 2.35%), 6.17%, 11/01/30
(g)
.......... 225 234,451
PNC Bank NA
3.10% , 10/25/27 .................. 990 978,641
3.25% , 01/22/28 .................. 806 797,590
(1-day SOFR + 0.73%), 4.43% , 07/21/28
(g)
965 971,704
4.05% , 07/26/28 .................. 1,205 1,205,133
2.70% , 10/22/29 .................. 873 825,907
PNC Financial Services Group, Inc. (The)
3.15% , 05/19/27 .................. 869 861,235
(1-day SOFR + 1.62%), 5.35% , 12/02/28
(g)
1,090 1,116,903
(1-day SOFR + 0.61%), 4.08% , 01/26/29
(g)
240 240,322
3.45% , 04/23/29 .................. 1,620 1,596,318
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(g)
2,177 2,253,255
2.55% , 01/22/30 .................. 2,288 2,153,311
(1-day SOFR + 1.20%), 5.49% , 05/14/30
(g)
1,755 1,826,144
(1-day SOFR + 1.07%), 5.22% , 01/29/31
(g)
1,045 1,078,957
(1-day SOFR + 1.33%), 4.90% , 05/13/31
(g)
1,270 1,296,537
(1-day SOFR + 0.98%), 2.31% , 04/23/32
(g)
1,240 1,118,431
(1-day SOFR + 1.26%), 4.81% , 10/21/32
(g)
1,235 1,253,020
(SOFR Index + 1.85%), 4.63% , 06/06/33
(g)
1,225 1,212,539
(SOFR Index + 2.14%), 6.04% , 10/28/33
(g)
1,595 1,715,800
(1-day SOFR + 1.93%), 5.07% , 01/24/34
(g)
1,400 1,425,609
(1-day SOFR + 1.95%), 5.94% , 08/18/34
(g)
880 939,646

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(g)
USD 2,215 $ 2,486,776
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(g)
1,300 1,362,898
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(g)
1,580 1,625,985
(1-day SOFR + 1.39%), 5.58% , 01/29/36
(g)
1,845 1,914,137
(1-day SOFR + 1.42%), 5.37% , 07/21/36
(g)
1,735 1,776,893
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41
(g)
.................... 490 489,896
Provident Financing Trust I, 7.41%, 03/15/38 . 210 229,186
QIB Sukuk Ltd.
(e)
5.58% , 11/22/28 .................. 1,400 1,447,094
4.49% , 09/17/29 .................. 800 803,954
4.80% , 06/12/30 .................. 400 406,200
QIIB Senior Oryx Ltd.
(e)
5.25% , 01/24/29 .................. 800 820,288
4.50% , 11/13/30 .................. 400 401,384
QNB Bank A/S, 7.25%, 05/21/29
(e)
....... 600 630,263
QNB Finance Ltd.
2.75% , 02/12/27
(e)
................. 1,000 986,886
4.88% , 01/30/29
(e)
................. 1,200 1,216,095
(1-day SOFR + 1.20%), 4.86% , 04/02/29
(g)
1,000 1,012,261
(1-day SOFR + 1.05%), 4.72% , 03/04/30
(e) (g)
400 403,232
4.50% , 07/24/30
(e)
................. 1,000 1,006,469
Regions Banks, 6.45%, 06/26/37 ........ 495 532,086
Regions Financial Corp.
1.80% , 08/12/28 .................. 740 700,648
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(g)
620 646,892
(1-day SOFR + 2.06%), 5.50% , 09/06/35
(g)
900 923,629
7.38% , 12/10/37 .................. 242 276,130
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(e) (g)
.......... 1,200 1,219,132
Rizal Commercial Banking Corp.
(e)
5.50% , 01/18/29 .................. 600 618,925
5.38% , 01/29/30 .................. 200 205,707
Royal Bank of Canada
3.63% , 05/04/27 .................. 1,125 1,123,398
4.24% , 08/03/27 .................. 1,665 1,675,588
6.00% , 11/01/27 .................. 1,540 1,595,736
4.90% , 01/12/28 .................. 1,195 1,219,216
(SOFR Index + 0.81%), 4.72% , 03/27/28
(g)
1,435 1,447,372
5.20% , 08/01/28 .................. 1,220 1,257,341
(SOFR Index + 0.86%), 4.52% , 10/18/28
(g)
1,175 1,186,378
(1-day SOFR + 0.70%), 4.00% , 11/03/28
(g)
1,235 1,235,572
(1-day SOFR + 0.83%), 4.97% , 01/24/29
(g)
1,545 1,574,930
4.95% , 02/01/29 .................. 1,545 1,587,293
(1-day SOFR + 0.89%), 4.50% , 08/06/29
(g)
1,445 1,460,002
(1-day SOFR + 1.10%), 4.97% , 08/02/30
(g)
1,790 1,832,823
(SOFR Index + 1.08%), 4.65% , 10/18/30
(g)
2,110 2,141,823
(1-day SOFR + 1.03%), 5.15% , 02/04/31
(g)
1,970 2,028,853
(SOFR Index + 1.13%), 4.97% , 05/02/31
(g)
1,160 1,187,643
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(g)
1,110 1,123,736
2.30% , 11/03/31 .................. 1,743 1,570,063
(1-day SOFR + 0.98%), 4.31% , 11/03/31
(g)
1,320 1,315,282
3.88% , 05/04/32 .................. 923 895,828
5.00% , 02/01/33 .................. 2,290 2,345,758
5.00% , 05/02/33 .................. 1,130 1,155,822
5.15% , 02/01/34 .................. 1,675 1,737,901
Santander Holdings USA, Inc.
4.40% , 07/13/27 .................. 1,098 1,102,178
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(g)
1,250 1,303,746
(1-day SOFR + 1.61%), 5.47% , 03/20/29
(g)
510 521,562
(1-day SOFR + 2.70%), 6.57% , 06/12/29
(g)
846 884,456
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(g)
1,010 1,054,917
(1-day SOFR + 1.94%), 5.35% , 09/06/30
(g)
1,105 1,132,791
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(g)
USD 730 $ 756,881
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(g)
215 240,886
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(d) (g)
610 650,821
Santander UK Group Holdings plc
(g)
3.82% , 11/03/28 .................. 775 771,035
(1-day SOFR + 2.60%), 6.53% , 01/10/29 . 1,345 1,404,010
(SOFR Index + 1.07%), 4.32% , 09/22/29 . 400 400,508
(SOFR Index + 1.55%), 4.86% , 09/11/30 . 795 804,743
(SOFR Index + 1.52%), 5.69% , 04/15/31 . 645 672,418
(1-day SOFR + 1.48%), 2.90% , 03/15/32 . 635 583,817
(SOFR Index + 1.58%), 5.14% , 09/22/36 . 800 793,790
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(e) (g)
.......... 1,200 1,212,225
Scotiabank Peru SAA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.31%), 6.10%, 10/01/35
(e) (g)
.......... 400 414,330
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 400 415,643
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e) (g)
... 250 257,170
Shinhan Bank Co. Ltd.
(e)
4.50% , 03/26/28 .................. 600 602,706
4.50% , 04/12/28 .................. 400 404,499
(1-day SOFR + 1.08%), 4.73% , 10/26/28
(g)
600 608,580
4.00% , 04/23/29 .................. 400 395,851
4.63% , 05/13/30 .................. 600 611,554
4.38% , 04/13/32 .................. 400 395,435
5.75% , 04/15/34
(d)
................. 600 625,240
Shinhan Card Co. Ltd., 5.50%, 03/12/29
(e)
... 400 413,142
Shinhan Financial Group Co. Ltd.
(e)
5.00% , 07/24/28 .................. 600 611,828
4.50% , 07/30/30 .................. 400 401,064
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 400,355
SIB Sukuk Co. III Ltd.
(e)
5.25% , 07/03/29 .................. 600 611,091
5.20% , 02/26/30 .................. 400 407,383
4.60% , 11/12/30 .................. 400 395,307
Skandinaviska Enskilda Banken AB
(b)
5.13% , 03/05/27 .................. 535 542,526
5.38% , 03/05/29 .................. 750 775,390
4.50% , 09/03/30 .................. 400 401,826
SNB Funding Ltd.
(e)(g)
(1-day SOFR + 1.20%), 4.86% , 07/11/29 . 400 401,999
(1-day SOFR + 1.20%), 4.87% , 03/17/30 . 600 602,304
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.00% ,
06/24/35 ..................... 1,400 1,433,590
SNB Sukuk Ltd.
(e)
5.13% , 02/27/29 .................. 800 815,398
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.94% ,
07/18/36
(g)
.................... 600 610,906
Societe Generale SA
(b)
5.25% , 02/19/27 .................. 200 202,352
4.68% , 06/15/27 .................. 805 812,378
4.75% , 09/14/28 .................. 789 798,125
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45% ,
01/10/29
(g)
.................... 1,430 1,486,850
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.50% ,
04/13/29
(g)
.................... 200 204,914
(1-day SOFR + 1.42%), 5.25% , 05/22/29
(g)
1,000 1,020,031

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63% ,
01/19/30
(d) (g)
................... USD 780 $ 806,811
3.00% , 01/22/30 .................. 1,150 1,083,784
(1-day SOFR + 1.10%), 4.45% , 04/12/30
(g)
200 200,122
(1-day SOFR + 1.65%), 5.51% , 05/22/31
(g)
950 981,264
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
06/09/32
(g)
.................... 1,165 1,058,078
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34% ,
01/21/33
(g)
.................... 840 770,081
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.10% ,
04/13/33
(g)
.................... 1,000 1,058,295
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22% ,
06/15/33
(d) (g)
................... 1,365 1,431,655
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69% ,
01/10/34
(g)
.................... 1,140 1,242,928
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07% ,
01/19/35
(g)
.................... 1,030 1,086,292
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65% ,
07/08/35
(d) (g)
................... 540 508,155
(1-day SOFR + 1.73%), 5.44% , 10/03/36
(g)
850 852,038
(1-day SOFR + 1.60%), 5.40% , 04/10/37
(g)
250 248,818
3.63% , 03/01/41 .................. 985 737,414
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03% ,
01/21/43
(g)
.................... 900 695,910
5.63% , 11/24/45
(d)
................. 555 527,907
7.37% , 01/10/53 .................. 885 964,161
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13% ,
01/19/55
(g)
.................... 1,150 1,225,557
SOUTHSTATE BANK Corp., (3-mo. CME Term
SOFR + 3.19%), 7.00%, 06/13/35
(g)
..... 10 10,487
Standard Chartered plc
(b)
4.30% , 02/19/27 .................. 1,414 1,413,914
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 6.75% ,
02/08/28
(g)
.................... 340 348,820
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.69% ,
05/14/28
(g)
.................... 1,020 1,039,609
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77% ,
11/16/28
(g)
.................... 955 1,013,950
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.30% ,
01/09/29
(g)
.................... 1,385 1,438,871
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.55% ,
01/21/29
(g)
.................... 630 646,012
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.77%), 4.30% ,
01/13/30
(g)
.................... 800 799,390
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 7.02% ,
02/08/30
(g)
.................... 675 725,655
4.31% , 05/21/30
(g)
................. 820 817,796
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.01% ,
10/15/30
(g)
.................... USD 1,130 $ 1,153,380
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64% ,
04/01/31
(g)
.................... 1,290 1,300,583
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.24% ,
05/13/31
(g)
.................... 900 925,350
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68% ,
06/29/32
(g)
.................... 1,280 1,156,769
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60% ,
01/12/33
(g)
.................... 915 844,694
(5-Year USD Swap Rate + 1.97%), 4.87% ,
03/15/33
(g)
.................... 463 465,477
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30% ,
07/06/34
(g)
.................... 1,020 1,097,973
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35
(d) (g)
................... 1,650 1,762,353
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91% ,
05/14/35
(g)
.................... 1,360 1,430,437
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 6.23% ,
01/21/36
(g)
.................... 670 723,084
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27% ,
02/18/36
(g)
.................... 1,640 1,519,267
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.40% ,
08/12/36
(g)
.................... 1,850 1,876,066
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.24% ,
01/13/37
(g)
.................... 800 797,414
5.30% , 01/09/43 .................. 900 863,310
5.70% , 03/26/44
(d)
................. 1,935 1,932,768
State Bank of India
(e)
4.88% , 05/05/28 .................. 1,000 1,011,877
5.00% , 01/17/29 .................. 200 203,661
5.13% , 11/25/29 .................. 400 410,169
4.50% , 09/09/30 .................. 400 399,991
Sumitomo Mitsui Financial Group, Inc.
3.36% , 07/12/27 .................. 459 455,875
3.35% , 10/18/27 .................. 1,447 1,434,851
5.52% , 01/13/28 .................. 1,495 1,539,362
3.54% , 01/17/28 .................. 1,340 1,330,218
5.80% , 07/13/28 .................. 720 749,591
3.94% , 07/19/28 .................. 1,048 1,048,276
5.72% , 09/14/28 .................. 1,440 1,498,341
1.90% , 09/17/28 .................. 1,795 1,698,945
4.31% , 10/16/28 .................. 670 675,226
2.47% , 01/14/29 .................. 485 462,749
4.11% , 01/15/29 .................. 705 705,061
5.32% , 07/09/29 .................. 690 714,146
3.04% , 07/16/29 .................. 2,828 2,722,780
2.72% , 09/27/29 .................. 990 938,615
5.71% , 01/13/30 .................. 1,465 1,538,691
2.75% , 01/15/30 .................. 1,375 1,297,338
5.24% , 04/15/30 .................. 480 496,504
2.13% , 07/08/30 .................. 1,397 1,272,673
5.85% , 07/13/30 .................. 665 704,373

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.14% , 09/23/30 .................. USD 932 $ 842,451
1.71% , 01/12/31 .................. 505 444,418
(1-day SOFR + 1.19%), 4.66% , 07/08/31
(g)
500 504,582
5.42% , 07/09/31 .................. 1,450 1,513,178
2.22% , 09/17/31 .................. 1,065 944,657
(1-day SOFR + 1.02%), 4.49% , 01/15/32
(g)
800 801,904
5.45% , 01/15/32 .................. 400 417,653
5.77% , 01/13/33 .................. 1,550 1,643,076
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(g)
400 406,426
5.78% , 07/13/33 .................. 585 621,253
5.81% , 09/14/33 .................. 935 996,781
5.56% , 07/09/34 .................. 1,300 1,358,576
5.63% , 01/15/35 .................. 1,040 1,094,311
(1-day SOFR + 1.50%), 5.25% , 07/08/36
(g)
885 901,643
(1-day SOFR + 1.22%), 5.05% , 01/15/37
(g)
605 603,447
2.30% , 01/12/41 .................. 815 569,959
2.93% , 09/17/41 .................. 670 490,930
3.05% , 01/14/42 .................. 725 552,825
6.18% , 07/13/43 .................. 1,040 1,125,412
5.84% , 07/09/44 .................. 1,060 1,086,100
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(g)
300 303,342
(1-day SOFR + 1.36%), 5.57% , 01/15/47
(g)
445 444,406
Sumitomo Mitsui Trust Bank Ltd.
(b)
5.20% , 03/07/27 .................. 880 892,006
2.80% , 03/10/27 .................. 480 474,322
4.45% , 09/10/27 .................. 560 564,720
4.95% , 09/15/27 .................. 690 700,686
5.50% , 03/09/28
(d)
................. 860 885,959
4.50% , 03/13/28 .................. 510 514,924
5.55% , 09/14/28 .................. 500 518,641
5.20% , 03/07/29 .................. 810 834,035
4.50% , 09/10/29 .................. 895 903,818
4.70% , 03/13/30 .................. 545 553,774
5.35% , 03/07/34 .................. 570 589,719
4.85% , 09/10/34 .................. 450 448,822
5.05% , 03/13/35 .................. 425 429,402
Svenska Handelsbanken AB
(b)
5.13% , 05/28/27
(d)
................. 640 650,876
3.95% , 06/10/27 .................. 730 731,325
4.38% , 05/23/28 .................. 670 677,307
5.50% , 06/15/28 .................. 575 593,936
Swedbank AB
(b)
5.34% , 09/20/27 .................. 1,155 1,180,315
5.41% , 03/14/29 .................. 530 549,000
5.00% , 11/20/29
(d)
................. 685 706,812
5.08% , 05/21/30 .................. 400 411,785
TC Ziraat Bankasi A/S
(e)
8.00% , 01/16/29 .................. 400 424,552
7.25% , 02/04/30 .................. 800 829,121
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99% ,
08/02/34
(g)
.................... 600 634,826
Toronto-Dominion Bank (The)
2.80% , 03/10/27 .................. 1,575 1,557,169
4.98% , 04/05/27 .................. 760 769,576
4.11% , 06/08/27 .................. 1,980 1,985,420
4.69% , 09/15/27 .................. 1,800 1,821,910
5.16% , 01/10/28 .................. 1,070 1,094,236
3.91% , 01/13/28 .................. 250 250,068
4.86% , 01/31/28 .................. 1,145 1,164,297
4.57% , 06/02/28 .................. 865 876,151
5.52% , 07/17/28 .................. 1,300 1,346,744
4.11% , 10/13/28 .................. 990 992,017
4.99% , 04/05/29 .................. 1,430 1,467,797
4.78% , 12/17/29 .................. 1,105 1,131,725
Security
Par (000)
Par (000) Value
Banks (continued)
4.81% , 06/03/30 .................. USD 1,330 $ 1,357,097
4.41% , 01/13/31 .................. 380 381,053
2.00% , 09/10/31 .................. 1,495 1,334,220
2.45% , 01/12/32 .................. 1,160 1,040,076
5.30% , 01/30/32 .................. 1,030 1,074,372
3.20% , 03/10/32 .................. 1,210 1,127,699
4.46% , 06/08/32 .................. 2,193 2,190,877
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(g)
.................... 610 620,398
4.93% , 10/15/35 .................. 1,005 1,002,050
Truist Bank
(1-day SOFR + 0.77%), 4.42% , 07/24/28
(g)
1,315 1,322,251
Series I , (1-day SOFR + 0.66%), 4.14% ,
01/27/29
(g)
.................... 590 590,641
(1-day SOFR + 0.91%), 4.14% , 10/23/29
(g)
1,250 1,248,938
2.25% , 03/11/30 .................. 1,327 1,214,846
Truist Financial Corp.
1.13% , 08/03/27 .................. 1,115 1,070,526
(1-day SOFR + 1.37%), 4.12% , 06/06/28
(g)
980 982,171
(1-day SOFR + 1.44%), 4.87% , 01/26/29
(g)
1,535 1,558,797
3.88% , 03/19/29 .................. 1,120 1,108,783
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(g)
1,120 1,065,664
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(g)
785 844,962
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(g)
1,175 1,216,143
1.95% , 06/05/30 .................. 1,050 954,630
(1-day SOFR + 1.31%), 5.07% , 05/20/31
(g)
1,325 1,357,878
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32
(g)
.................... 605 606,569
(1-day SOFR + 1.57%), 5.15% , 08/05/32
(g)
1,035 1,065,968
(1-day SOFR + 2.24%), 4.92% , 07/28/33
(g)
1,285 1,288,471
(1-day SOFR + 2.30%), 6.12% , 10/28/33
(g)
920 990,884
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(g)
1,725 1,749,767
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(g)
1,320 1,397,538
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(g)
1,760 1,842,452
(1-day SOFR + 1.40%), 4.96% , 10/23/36
(g)
1,095 1,077,783
Turkiye Garanti Bankasi A/S
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.09%), 8.38% ,
02/28/34 ..................... 600 624,118
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.13% ,
01/03/35 ..................... 600 620,282
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.13% ,
01/08/36 ..................... 400 412,820
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.87%), 7.63% ,
04/15/36 ..................... 600 604,757
Turkiye Is Bankasi A/S
7.75% , 06/12/29
(e)
................. 400 421,324
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.63%), 7.38% ,
04/02/36
(e) (g)
................... 400 398,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 7.58% ,
02/05/37
(b) (g)
................... 600 598,887
Turkiye Vakiflar Bankasi TAO
(e)
9.00% , 10/12/28 .................. 800 868,105
6.88% , 01/07/30 .................. 400 408,421
7.25% , 07/31/30 .................. 600 618,226
UniCredit SpA
(b)
4.63% , 04/12/27
(d)
................. 661 665,118

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13% ,
06/03/32
(g)
.................... USD 743 $ 688,510
(5-Year USD Swap Rate + 3.70%), 5.86% ,
06/19/32
(g)
.................... 995 1,011,452
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(g)
.................... 1,225 1,313,198
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46% ,
06/30/35
(g)
.................... 1,430 1,459,742
United Overseas Bank Ltd.
(b)
4.40% , 04/02/28 .................. 800 809,285
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86% ,
10/07/32
(g)
.................... 610 605,476
US Bancorp
Series X , 3.15% , 04/27/27 ............ 1,428 1,417,889
3.90% , 04/26/28 .................. 1,489 1,491,564
(1-day SOFR + 1.66%), 4.55% , 07/22/28
(g)
2,050 2,066,506
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(g)
1,190 1,204,248
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(g)
1,290 1,339,010
3.00% , 07/30/29 .................. 1,639 1,579,935
(1-day SOFR + 1.56%), 5.38% , 01/23/30
(g)
1,360 1,407,170
1.38% , 07/22/30 .................. 2,426 2,147,293
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(g)
1,590 1,636,637
(1-day SOFR + 1.06%), 5.05% , 02/12/31
(g)
855 877,570
(1-day SOFR + 1.30%), 5.08% , 05/15/31
(g)
230 236,453
(1-day SOFR + 0.87%), 4.48% , 01/26/32
(g)
845 846,594
(1-day SOFR + 1.02%), 2.68% , 01/27/33
(g)
1,040 936,918
(1-day SOFR + 2.11%), 4.97% , 07/22/33
(g)
1,345 1,354,971
(1-day SOFR + 2.09%), 5.85% , 10/21/33
(g)
1,620 1,729,769
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(g)
1,760 1,766,264
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(g)
1,765 1,869,697
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(g)
1,945 2,039,319
(1-day SOFR + 1.41%), 5.42% , 02/12/36
(g)
1,450 1,500,065
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(g)
.................... 1,440 1,260,387
(1-day SOFR + 1.10%), 5.03% , 01/26/37
(g)
935 933,919
US Bank NA, (1-day SOFR + 0.91%), 4.73%,
05/15/28
(g)
..................... 50 50,477
Wachovia Corp., 5.50%, 08/01/35 ........ 1,072 1,100,029
Warba Sukuk Ltd., 5.35%, 07/10/29
(e)
...... 600 615,464
Webster Financial Corp., 4.10%, 03/25/29 ... 343 339,896
Wells Fargo & Co.
4.30% , 07/22/27 .................. 2,529 2,540,700
(1-day SOFR + 1.51%), 3.53% , 03/24/28
(g)
4,285 4,261,819
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(g)
3,215 3,279,723
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(g)
.................... 3,115 3,097,853
(1-day SOFR + 2.10%), 2.39% , 06/02/28
(g)
3,415 3,343,468
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(g)
2,930 2,963,189
4.15% , 01/24/29 .................. 3,155 3,168,734
(1-day SOFR + 1.37%), 4.97% , 04/23/29
(g)
2,775 2,827,098
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(g)
3,885 4,019,811
(1-day SOFR + 0.88%), 4.08% , 09/15/29
(g)
2,730 2,726,573
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(g)
2,675 2,824,349
Series B , 7.95% , 11/15/29 ............ 386 434,690
(1-day SOFR + 0.74%), 4.18% , 01/23/30
(g)
1,890 1,891,217
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(g)
3,330 3,429,062
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(g)
.................... 3,380 3,218,838
(1-day SOFR + 1.11%), 5.24% , 01/24/31
(g)
1,525 1,575,142
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(g)
.................... 3,497 3,266,431
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(g)
.................... USD 2,130 $ 2,139,312
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(g)
4,300 4,428,139
(1-day SOFR + 1.50%), 3.35% , 03/02/33
(g)
4,625 4,310,486
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(g)
4,205 4,254,620
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(g)
3,850 3,979,833
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(g)
4,095 4,268,569
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(g)
3,150 3,465,621
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(g)
3,215 3,333,738
5.38% , 02/07/35 .................. 700 731,418
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(g)
2,620 2,656,870
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(g)
3,050 3,177,612
(1-day SOFR + 1.34%), 4.89% , 09/15/36
(g)
2,635 2,607,067
5.95% , 12/15/36 .................. 513 541,110
(1-day SOFR + 1.10%), 4.96% , 01/23/37
(g)
3,060 3,035,360
(1-day SOFR + 2.53%), 3.07% , 04/30/41
(g)
3,935 3,035,659
5.38% , 11/02/43 .................. 1,922 1,863,466
5.61% , 01/15/44 .................. 2,358 2,333,462
4.65% , 11/04/44 .................. 1,949 1,705,238
3.90% , 05/01/45 .................. 2,287 1,850,301
4.90% , 11/17/45 .................. 2,150 1,936,435
4.40% , 06/14/46 .................. 2,272 1,899,575
4.75% , 12/07/46 .................. 1,975 1,732,781
(1-day SOFR + 1.23%), 5.43% , 01/23/47
(g)
3,035 2,974,821
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(g)
.................... 5,775 5,275,096
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(g)
3,380 2,894,871
Wells Fargo Bank NA
5.95% , 08/26/36 .................. 670 711,159
5.85% , 02/01/37 .................. 955 1,005,341
6.60% , 01/15/38 .................. 1,318 1,469,210
Westpac Banking Corp.
3.35% , 03/08/27 .................. 1,084 1,079,408
4.04% , 08/26/27 .................. 330 331,701
5.46% , 11/18/27 .................. 1,375 1,414,888
3.40% , 01/25/28 .................. 820 814,186
5.54% , 11/17/28 .................. 1,060 1,106,709
1.95% , 11/20/28 .................. 1,205 1,145,876
5.05% , 04/16/29 .................. 780 806,916
2.65% , 01/16/30 .................. 817 774,727
4.35% , 07/01/30 .................. 695 700,279
2.15% , 06/03/31 .................. 1,205 1,087,476
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(g)
.................... 860 887,172
6.82% , 11/17/33 .................. 665 741,632
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11% ,
07/24/34
(g)
.................... 1,185 1,167,730
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35
(g)
.................... 1,625 1,474,880
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(g)
.................... 1,100 1,136,433
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(g)
.................... 1,450 1,312,287
4.42% , 07/24/39 .................. 1,025 944,869
2.96% , 11/16/40 .................. 1,359 1,033,725
3.13% , 11/18/41 .................. 805 607,783
Westpac New Zealand Ltd.
(b)
5.13% , 02/26/27
(d)
................. 880 890,970
4.90% , 02/15/28 .................. 1,375 1,398,357
4.13% , 01/29/29 .................. 235 235,659

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.20% , 02/28/29 .................. USD 710 $ 732,127
4.94% , 02/27/30 .................. 410 419,178
4.22% , 09/16/30 .................. 400 397,680
Wintrust Financial Corp., 4.85%, 06/06/29
(d)
.. 365 364,092
Woori Bank
(e)
4.88% , 01/26/28 .................. 600 610,339
5.13% , 08/06/28 .................. 400 408,437
4.75% , 01/24/29 .................. 400 407,675
Yapi ve Kredi Bankasi A/S
(e)
9.25% , 10/16/28 .................. 800 876,260
7.13% , 10/10/29 .................. 200 207,069
7.25% , 03/03/30 .................. 400 414,662
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25% ,
01/17/34
(g)
.................... 1,100 1,168,968
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.83%), 7.55% ,
06/11/36
(g)
.................... 400 399,173
Zions Bancorp NA
(1-day SOFR + 1.16%), 4.70% , 08/18/28
(g)
250 250,960
3.25% , 10/29/29 .................. 560 528,747
(1-day SOFR + 2.83%), 6.82% , 11/19/35
(g)
450 477,043
1,604,011,507
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 561,368
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 .................. 4,200 4,139,092
4.90% , 02/01/46 .................. 8,541 7,878,062
Anheuser-Busch InBev Finance, Inc.
4.70% , 02/01/36 .................. 1,350 1,329,671
4.63% , 02/01/44 .................. 1,052 950,478
4.90% , 02/01/46 .................. 1,870 1,725,794
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 2,703 2,758,725
3.50% , 06/01/30 .................. 2,040 1,992,942
4.90% , 01/23/31 .................. 935 966,034
5.00% , 06/15/34 .................. 1,135 1,167,665
5.88% , 06/15/35 .................. 475 513,627
4.38% , 04/15/38 .................. 895 846,328
8.20% , 01/15/39 .................. 1,368 1,752,191
5.45% , 01/23/39 .................. 1,863 1,919,287
8.00% , 11/15/39 .................. 723 919,628
4.95% , 01/15/42 .................. 1,676 1,602,529
4.60% , 04/15/48 .................. 115 101,561
4.44% , 10/06/48 .................. 2,190 1,882,496
5.55% , 01/23/49 .................. 3,589 3,573,624
4.50% , 06/01/50 .................. 135 121,997
4.75% , 04/15/58 .................. 727 633,790
5.80% , 01/23/59 .................. 1,842 1,876,157
Bacardi Ltd.
4.70% , 05/15/28
(e)
................. 451 454,851
5.25% , 01/15/29
(b)
................. 1,260 1,283,691
5.40% , 06/15/33
(e)
................. 710 715,450
5.15% , 05/15/38
(e)
................. 230 216,812
5.90% , 06/15/43
(b)
................. 485 470,077
5.30% , 05/15/48
(e)
................. 500 446,687
Bacardi-Martini BV
(b)
5.55% , 02/01/30 .................. 310 319,425
6.00% , 02/01/35 .................. 335 346,620
Becle SAB de CV, 2.50%, 10/14/31
(e)
...... 800 693,227
Brown-Forman Corp.
4.75% , 04/15/33 .................. 425 429,916
4.00% , 04/15/38 .................. 376 338,232
Security
Par (000)
Par (000) Value
Beverages (continued)
4.50% , 07/15/45 .................. USD 701 $ 609,424
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,034 1,027,295
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 543,444
Coca-Cola Co. (The)
3.38% , 03/25/27 .................. 1,310 1,306,535
2.90% , 05/25/27 .................. 447 442,967
1.45% , 06/01/27 .................. 1,094 1,063,915
1.50% , 03/05/28 .................. 1,300 1,244,384
1.00% , 03/15/28 .................. 1,345 1,272,732
2.13% , 09/06/29 .................. 1,435 1,353,771
3.45% , 03/25/30 .................. 1,499 1,468,521
1.65% , 06/01/30 .................. 1,925 1,744,555
2.00% , 03/05/31 .................. 1,042 943,901
1.38% , 03/15/31 .................. 1,535 1,345,739
2.25% , 01/05/32 .................. 1,495 1,346,735
5.00% , 05/13/34 .................. 850 882,312
4.65% , 08/14/34 .................. 550 559,225
2.50% , 06/01/40 .................. 1,445 1,072,605
2.88% , 05/05/41 .................. 975 746,739
4.20% , 03/25/50 .................. 735 615,212
2.60% , 06/01/50 .................. 1,478 916,651
3.00% , 03/05/51 .................. 1,533 1,024,435
2.50% , 03/15/51 .................. 1,356 814,963
5.30% , 05/13/54 .................. 780 761,124
5.20% , 01/14/55 .................. 1,550 1,487,572
2.75% , 06/01/60 .................. 940 548,242
5.40% , 05/13/64 .................. 1,610 1,560,108
Coca-Cola Consolidated, Inc.
5.25% , 06/01/29 .................. 1,005 1,037,522
5.45% , 06/01/34 .................. 530 552,138
Coca-Cola Femsa SAB de CV
2.75% , 01/22/30 .................. 1,047 989,361
1.85% , 09/01/32 .................. 920 777,087
5.10% , 05/06/35 .................. 450 454,755
5.25% , 11/26/43 .................. 390 381,147
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 400 394,884
Constellation Brands, Inc.
3.50% , 05/09/27 .................. 613 609,320
4.35% , 05/09/27 .................. 620 622,312
3.60% , 02/15/28 .................. 543 538,905
4.65% , 11/15/28 .................. 525 531,839
4.80% , 01/15/29 .................. 430 437,333
3.15% , 08/01/29 ................... 881 850,784
2.88% , 05/01/30 .................. 840 792,833
4.80% , 05/01/30 .................. 250 254,254
2.25% , 08/01/31 .................. 1,345 1,196,414
4.75% , 05/09/32 .................. 95 95,621
4.90% , 05/01/33 .................. 1,135 1,140,608
4.95% , 11/01/35 .................. 280 276,585
4.50% , 05/09/47 .................. 690 578,592
4.10% , 02/15/48 .................. 650 513,290
5.25% , 11/15/48 .................. 476 441,509
3.75% , 05/01/50 .................. 620 456,368
Diageo Capital plc
5.30% , 10/24/27 .................. 955 977,877
3.88% , 05/18/28 .................. 1,010 1,010,048
2.38% , 10/24/29 .................. 210 197,787
2.00% , 04/29/30 .................. 1,358 1,242,707
2.13% , 04/29/32 .................. 758 660,184
5.50% , 01/24/33 .................. 900 945,284
5.63% , 10/05/33 .................. 895 947,285
5.88% , 09/30/36 .................. 806 868,567
3.88% , 04/29/43 .................. 285 233,636

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
Diageo Investment Corp.
5.63% , 04/15/35 .................. USD 600 $ 632,079
7.45% , 04/15/35 .................. 480 575,172
4.25% , 05/11/42 .................. 845 727,097
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 200 156,144
Fomento Economico Mexicano SAB de CV
4.38% , 05/10/43 .................. 60 52,646
3.50% , 01/16/50 .................. 1,126 821,867
Heineken NV
(b)
3.50% , 01/29/28 .................. 1,480 1,465,505
4.00% , 10/01/42 .................. 470 393,669
4.35% , 03/29/47 .................. 840 702,752
Keurig Dr Pepper, Inc.
5.10% , 03/15/27 .................. 355 358,827
3.43% , 06/15/27 .................. 829 822,284
4.35% , 05/15/28 .................. 510 512,153
4.60% , 05/25/28 .................. 850 857,163
5.05% , 03/15/29 .................. 655 668,821
3.95% , 04/15/29 .................. 610 604,331
3.20% , 05/01/30 .................. 1,178 1,119,931
4.60% , 05/15/30 .................. 450 451,908
Series 31* , 2.25% , 03/15/31 .......... 405 362,291
Series 10 , 5.20% , 03/15/31 ........... 540 554,525
4.05% , 04/15/32 .................. 879 846,542
5.30% , 03/15/34 .................. 655 665,895
5.15% , 05/15/35 .................. 505 504,528
4.50% , 11/15/45 .................. 435 364,915
4.42% , 12/15/46 .................. 565 460,561
5.09% , 05/25/48 .................. 470 420,026
3.80% , 05/01/50 .................. 785 570,724
3.35% , 03/15/51 .................. 575 386,099
4.50% , 04/15/52 .................. 1,121 907,713
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 1,255 1,162,281
4.20% , 07/15/46 .................. 1,751 1,413,770
Pepsico Singapore Financing I Pte. Ltd.
4.65% , 02/16/27 .................. 575 579,700
4.55% , 02/16/29 .................. 825 838,880
4.70% , 02/16/34 .................. 610 613,098
PepsiCo, Inc.
4.40% , 02/07/27 .................. 425 427,721
2.63% , 03/19/27 .................. 670 661,830
3.00% , 10/15/27 .................. 1,425 1,410,856
4.45% , 02/07/28 .................. 615 623,607
3.60% , 02/18/28 .................. 755 753,435
4.45% , 05/15/28 .................. 890 903,859
4.10% , 01/15/29 .................. 1,070 1,077,869
7.00% , 03/01/29 .................. 475 516,669
4.50% , 07/17/29 .................. 880 897,278
2.63% , 07/29/29 .................. 1,407 1,345,503
4.60% , 02/07/30 .................. 475 485,189
2.75% , 03/19/30 .................. 1,500 1,426,580
1.63% , 05/01/30 .................. 1,050 951,733
4.30% , 07/23/30 .................. 480 484,704
1.40% , 02/25/31 .................. 1,191 1,045,310
1.95% , 10/21/31 .................. 980 870,550
3.90% , 07/18/32 .................. 1,295 1,270,457
4.65% , 07/23/32 .................. 690 702,827
4.45% , 02/15/33
(d)
................. 900 912,284
4.80% , 07/17/34 .................. 845 860,446
5.00% , 02/07/35 .................. 685 701,773
5.00% , 07/23/35 .................. 1,330 1,352,449
5.50% , 01/15/40 .................. 250 260,640
3.50% , 03/19/40 .................. 275 232,181
4.88% , 11/01/40 .................. 405 396,379
Security
Par (000)
Par (000) Value
Beverages (continued)
2.63% , 10/21/41 .................. USD 946 $ 687,819
4.00% , 03/05/42 .................. 610 523,015
3.60% , 08/13/42 .................. 459 372,125
4.25% , 10/22/44 .................. 390 337,319
4.45% , 04/14/46 .................. 1,030 911,569
3.45% , 10/06/46 .................. 903 683,397
4.00% , 05/02/47 .................. 570 465,574
3.38% , 07/29/49 .................. 618 446,861
2.88% , 10/15/49 .................. 829 545,483
3.63% , 03/19/50 .................. 950 718,678
2.75% , 10/21/51 .................. 847 531,382
4.20% , 07/18/52 .................. 510 417,726
4.65% , 02/15/53 .................. 480 422,945
5.25% , 07/17/54 .................. 790 766,225
3.88% , 03/19/60 .................. 685 522,667
Pernod Ricard International Finance LLC
(b)
1.25% , 04/01/28 .................. 860 810,402
1.63% , 04/01/31 .................. 1,370 1,193,091
2.75% , 10/01/50
(d)
................. 418 248,551
Pernod Ricard SA, 5.50%, 01/15/42
(b)
..... 785 766,618
Primo Water Holdings, Inc.
(b)
6.25% , 04/01/29 .................. 815 816,301
4.38% , 04/30/29 .................. 778 760,591
Suntory Holdings Ltd., 5.12%, 06/11/29
(b)
... 560 573,905
148,306,246
Biotechnology — 0.4%
AbbVie, Inc.
4.80% , 03/15/27 .................. 2,300 2,324,407
4.65% , 03/15/28 .................. 1,765 1,793,897
4.25% , 11/14/28 .................. 1,486 1,500,867
4.80% , 03/15/29 .................. 2,885 2,954,540
3.20% , 11/21/29 .................. 4,838 4,693,781
4.88% , 03/15/30 .................. 1,235 1,270,441
4.95% , 03/15/31 .................. 2,265 2,338,965
5.05% , 03/15/34 .................. 3,280 3,361,013
4.55% , 03/15/35 .................. 1,727 1,697,592
5.20% , 03/15/35 .................. 1,105 1,139,266
4.50% , 05/14/35 .................. 2,259 2,210,867
4.30% , 05/14/36 .................. 1,055 1,008,895
4.05% , 11/21/39 .................. 3,849 3,421,823
4.63% , 10/01/42 .................. 743 681,678
4.40% , 11/06/42 .................. 2,228 1,982,651
5.35% , 03/15/44 .................. 925 913,389
4.85% , 06/15/44 .................. 1,166 1,077,593
4.75% , 03/15/45 .................. 1,035 941,901
4.70% , 05/14/45 .................. 2,703 2,441,348
4.45% , 05/14/46 .................. 1,930 1,674,097
4.88% , 11/14/48 .................. 1,522 1,379,631
4.25% , 11/21/49 .................. 5,444 4,488,793
5.40% , 03/15/54 .................. 2,890 2,799,153
5.60% , 03/15/55 .................. 735 734,244
5.50% , 03/15/64 .................. 1,455 1,408,817
Amgen, Inc.
2.20% , 02/21/27 .................. 1,507 1,481,160
3.20% , 11/02/27 .................. 1,112 1,100,008
5.15% , 03/02/28 .................. 3,455 3,536,419
1.65% , 08/15/28 .................. 1,300 1,229,574
3.00% , 02/22/29 .................. 1,245 1,208,751
4.05% , 08/18/29 .................. 1,310 1,309,514
2.45% , 02/21/30 .................. 1,268 1,185,613
5.25% , 03/02/30 .................. 2,555 2,651,321
2.30% , 02/25/31 .................. 1,343 1,220,547
2.00% , 01/15/32 .................. 1,010 881,722
3.35% , 02/22/32 .................. 958 901,935

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.20% , 03/01/33 .................. USD 710 $ 691,945
5.25% , 03/02/33 .................. 4,315 4,464,123
6.38% , 06/01/37 .................. 545 603,110
6.40% , 02/01/39 .................. 181 199,294
3.15% , 02/21/40 .................. 1,719 1,353,852
5.75% , 03/15/40 .................. 280 290,762
2.80% , 08/15/41 .................. 395 288,258
4.95% , 10/01/41 .................. 983 923,529
5.15% , 11/15/41 .................. 775 747,399
5.65% , 06/15/42 .................. 520 523,872
5.60% , 03/02/43 .................. 2,520 2,533,753
4.40% , 05/01/45 .................. 2,447 2,100,692
4.56% , 06/15/48 .................. 1,259 1,077,267
3.38% , 02/21/50 .................. 1,622 1,152,003
4.66% , 06/15/51 .................. 3,742 3,205,727
3.00% , 01/15/52 .................. 411 265,974
4.20% , 02/22/52 .................. 790 626,551
4.88% , 03/01/53 .................. 1,017 894,375
5.65% , 03/02/53 .................. 3,965 3,898,523
2.77% , 09/01/53 .................. 906 539,917
4.40% , 02/22/62 .................. 1,080 846,684
5.75% , 03/02/63 .................. 2,640 2,580,005
Baxalta, Inc., 5.25%, 06/23/45 .......... 725 693,060
Biocon Biologics Global plc, 6.67%, 10/09/29
(e)
800 811,016
Biogen, Inc.
2.25% , 05/01/30 .................. 1,818 1,671,196
5.05% , 01/15/31 .................. 270 277,842
5.75% , 05/15/35 .................. 480 503,867
5.20% , 09/15/45 .................. 1,080 996,792
3.15% , 05/01/50 .................. 1,475 955,632
3.25% , 02/15/51 .................. 700 459,296
6.45% , 05/15/55 .................. 565 594,831
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(b)
..................... 200 200,809
CSL Finance plc
(b)
3.85% , 04/27/27 .................. 450 449,461
4.05% , 04/27/29 .................. 1,435 1,430,806
4.25% , 04/27/32 .................. 615 603,777
5.11% , 04/03/34 .................. 980 998,599
4.63% , 04/27/42 .................. 625 563,271
4.75% , 04/27/52 .................. 1,000 865,127
5.42% , 04/03/54 .................. 825 786,417
4.95% , 04/27/62 .................. 555 480,447
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
470 419,247
Genmab A/S
(b)
6.25% , 12/15/32 .................. 1,465 1,503,211
7.25% , 12/15/33 .................. 1,060 1,120,442
Gilead Sciences, Inc.
2.95% , 03/01/27 .................. 1,100 1,090,692
1.20% , 10/01/27 .................. 930 892,482
4.80% , 11/15/29 .................. 750 770,375
1.65% , 10/01/30 .................. 1,365 1,222,903
5.25% , 10/15/33 .................. 990 1,035,895
5.10% , 06/15/35 .................. 1,395 1,427,368
4.60% , 09/01/35 .................. 1,100 1,085,084
4.00% , 09/01/36 .................. 900 836,745
2.60% , 10/01/40 .................. 1,173 863,119
5.65% , 12/01/41 .................. 1,200 1,244,384
4.80% , 04/01/44 .................. 1,701 1,567,887
4.50% , 02/01/45 .................. 1,613 1,426,717
4.75% , 03/01/46 .................. 2,091 1,894,382
4.15% , 03/01/47 .................. 1,607 1,331,444
2.80% , 10/01/50 .................. 1,652 1,045,596
5.55% , 10/15/53 .................. 805 798,902
5.50% , 11/15/54 .................. 1,020 1,004,706
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.60% , 11/15/64 .................. USD 735 $ 726,345
Grifols SA, 4.75%, 10/15/28
(b)
.......... 810 798,305
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 1,365 1,221,599
2.80% , 09/15/50 .................. 907 554,862
135,978,766
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40% , 12/06/27 .................. 2,825 2,800,386
4.88% , 05/26/30
(d)
................. 660 677,984
2.13% , 02/09/31
(d)
................. 1,395 1,266,945
4.50% , 11/28/34 .................. 763 750,733
5.25% , 05/26/35
(d)
................. 790 818,465
4.00% , 12/06/37 .................. 1,263 1,160,187
2.70% , 02/09/41 .................. 1,130 829,163
4.20% , 12/06/47 .................. 1,790 1,493,262
3.15% , 02/09/51 .................. 1,568 1,066,305
5.63% , 11/26/54
(d)
................. 550 556,305
4.40% , 12/06/57 .................. 820 680,205
3.25% , 02/09/61 .................. 888 580,066
Amazon.com, Inc.
3.30% , 04/13/27 .................. 1,855 1,847,838
1.20% , 06/03/27 .................. 965 935,917
3.15% , 08/22/27 .................. 3,423 3,399,433
4.55% , 12/01/27 .................. 2,590 2,633,251
1.65% , 05/12/28 .................. 2,100 2,007,653
3.90% , 11/20/28 .................. 2,645 2,654,150
3.45% , 04/13/29 .................. 1,418 1,403,377
4.65% , 12/01/29 .................. 1,745 1,790,468
1.50% , 06/03/30 .................. 2,209 1,990,025
4.10% , 11/20/30 .................. 2,125 2,125,667
2.10% , 05/12/31 .................. 3,128 2,822,591
3.60% , 04/13/32 .................. 2,208 2,136,089
4.70% , 12/01/32 .................. 2,030 2,082,931
4.35% , 03/20/33 .................. 1,700 1,690,285
4.80% , 12/05/34 .................. 1,313 1,345,708
4.65% , 11/20/35 .................. 3,275 3,241,887
3.88% , 08/22/37 .................. 2,550 2,315,351
2.88% , 05/12/41 .................. 2,195 1,655,798
4.95% , 12/05/44 .................. 1,756 1,681,396
4.05% , 08/22/47 .................. 3,298 2,695,343
2.50% , 06/03/50 .................. 2,421 1,439,213
3.10% , 05/12/51 .................. 2,979 1,983,938
3.95% , 04/13/52 .................. 2,305 1,794,793
5.45% , 11/20/55 .................. 2,585 2,516,487
4.25% , 08/22/57 .................. 2,159 1,722,409
2.70% , 06/03/60 .................. 1,935 1,086,107
3.25% , 05/12/61 .................. 1,950 1,241,431
4.10% , 04/13/62 .................. 1,380 1,053,318
5.55% , 11/20/65 .................. 2,045 1,983,636
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 505 465,277
eBay, Inc.
3.60% , 06/05/27 .................. 900 895,523
5.95% , 11/22/27 .................. 290 299,565
4.25% , 03/06/29 .................. 435 436,748
2.70% , 03/11/30 .................. 1,070 1,006,147
2.60% , 05/10/31 .................. 960 876,755
6.30% , 11/22/32 .................. 510 557,812
5.13% , 11/06/35 .................. 605 604,499
4.00% , 07/15/42 .................. 1,005 830,414
3.65% , 05/10/51 .................. 1,126 825,448
El Puerto de Liverpool SAB de CV
(e)
6.26% , 01/22/32
(d)
................. 600 640,774
6.66% , 01/22/37 .................. 400 429,859

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Falabella SA, 3.38%, 01/15/32
(d) (e)
........ USD 600 $ 540,581
Getty Images, Inc.
(b)
14.00% , 03/01/28 ................. 300 281,145
11.25% , 02/21/30
(d)
................ 305 272,876
10.50% , 11/15/30 ................. 615 622,770
JD.com, Inc.
3.38% , 01/14/30
(d)
................. 713 692,817
4.13% , 01/14/50 .................. 385 317,093
Kohl's Corp.
10.00% , 06/01/30
(b)
................ 150 163,982
5.13% , 05/01/31 .................. 550 470,679
5.55% , 07/17/45 .................. 433 293,616
Liberty Interactive LLC
8.50% , 07/15/29 .................. 299 21,424
8.25% , 02/01/30 .................. 505 33,266
Macy's Retail Holdings LLC
5.88% , 03/15/30
(b) (d)
................ 186 187,131
6.13% , 03/15/32
(b)
................. 465 469,988
7.38% , 08/01/33
(b) (d)
................ 260 274,735
6.70% , 07/15/34
(b)
................. 156 151,146
4.50% , 12/15/34 .................. 410 369,061
6.38% , 03/15/37 .................. 225 212,145
5.13% , 01/15/42 .................. 292 240,295
4.30% , 02/15/43 .................. 270 194,947
Marks & Spencer plc, 7.13%, 12/01/37
(b) (d)
... 290 317,830
Match Group Holdings II LLC
(b)
5.00% , 12/15/27 .................. 495 494,975
4.63% , 06/01/28 .................. 550 544,817
5.63% , 02/15/29 .................. 360 359,927
4.13% , 08/01/30 .................. 654 617,282
3.63% , 10/01/31 .................. 560 508,010
6.13% , 09/15/33 .................. 535 537,400
MercadoLibre, Inc.
3.13% , 01/14/31 .................. 600 554,963
4.90% , 01/15/33 .................. 600 593,340
Nordstrom, Inc.
4.00% , 03/15/27 .................. 412 407,590
6.95% , 03/15/28 .................. 372 386,342
4.38% , 04/01/30 .................. 565 539,617
4.25% , 08/01/31 .................. 600 553,389
5.00% , 01/15/44 .................. 859 642,757
Prosus NV
(e)
4.85% , 07/06/27
(d)
................. 600 603,289
3.68% , 01/21/30 .................. 1,057 1,014,753
3.06% , 07/13/31 .................. 1,800 1,643,877
4.19% , 01/19/32 .................. 1,000 957,842
4.03% , 08/03/50 .................. 1,200 835,068
3.83% , 02/08/51 .................. 1,600 1,070,222
4.99% , 01/19/52 .................. 1,000 799,407
QVC, Inc.
6.88% , 04/15/29
(b)
................. 613 248,209
5.45% , 08/15/34 .................. 315 121,003
5.95% , 03/15/43 .................. 300 113,841
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 1,740 1,851,013
9.75% , 04/15/29 .................. 1,922 2,152,842
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(g) (h)
..................... 790 758,968
SGUS LLC, 11.00%, 12/15/29
(b)
......... 600 18,261
Wayfair LLC
(b)
7.25% , 10/31/29 .................. 815 850,557
7.75% , 09/15/30 .................. 600 639,124
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
6.75% , 11/15/32 .................. USD 425 $ 439,162
104,810,691
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29
(b)
560 269,723
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 370 369,544
6.38% , 06/15/30 .................. 536 547,993
Allegion plc, 3.50%, 10/01/29 .......... 530 517,286
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
..................... 390 410,235
Amrize Finance US LLC
4.60% , 04/07/27 .................. 175 176,164
4.70% , 04/07/28 .................. 445 451,141
4.95% , 04/07/30 .................. 185 189,380
5.40% , 04/07/35 .................. 990 1,024,581
7.13% , 07/15/36 .................. 375 432,422
4.75% , 09/22/46 .................. 280 247,565
Builders FirstSource, Inc.
(b)
5.00% , 03/01/30 .................. 666 663,445
4.25% , 02/01/32 .................. 1,207 1,149,897
6.38% , 06/15/32 .................. 745 768,835
6.38% , 03/01/34 .................. 1,075 1,112,887
6.75% , 05/15/35 .................. 465 488,657
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b) (d)
.................... 735 570,600
Carlisle Cos., Inc.
3.75% , 12/01/27 .................. 765 762,155
2.75% , 03/01/30 .................. 849 802,113
2.20% , 03/01/32 .................. 555 485,637
5.25% , 09/15/35
(d)
................. 200 203,391
5.55% , 09/15/40 .................. 230 233,054
Carrier Global Corp.
2.49% , 02/15/27 .................. 921 908,343
2.72% , 02/15/30 .................. 2,423 2,283,227
2.70% , 02/15/31 .................. 685 635,067
5.90% , 03/15/34 .................. 513 549,119
3.38% , 04/05/40 .................. 1,486 1,195,660
3.58% , 04/05/50 .................. 1,329 979,017
6.20% , 03/15/54
(d)
................. 929 1,005,034
Cornerstone Building Brands, Inc.
(b)
6.13% , 01/15/29 .................. 264 116,408
9.50% , 08/15/29 .................. 505 381,540
CP Atlas Buyer, Inc.
(b)
9.75% , 07/15/30 .................. 265 275,644
12.75% , ( 12.75 % Cash or 12.75 % PIK),
01/15/31
(d) (f) (g)
.................. 549 504,379
CRH America Finance, Inc.
3.40% , 05/09/27
(b)
................. 165 163,871
3.95% , 04/04/28
(b)
................. 1,035 1,032,704
4.40% , 02/09/31 .................. 775 775,339
5.40% , 05/21/34 .................. 770 796,113
5.50% , 01/09/35 .................. 1,175 1,221,756
5.00% , 02/09/36 .................. 775 773,755
4.40% , 05/09/47
(b)
................. 70 58,806
4.50% , 04/04/48
(b)
................. 675 573,061
5.88% , 01/09/55 .................. 240 245,369
5.60% , 02/09/56 .................. 555 545,474
CRH SMW Finance DAC
5.20% , 05/21/29 .................. 580 598,734
5.13% , 01/09/30 .................. 670 690,459
EMRLD Borrower LP
(b)
6.63% , 12/15/30 .................. 2,766 2,867,342
6.75% , 07/15/31 .................. 523 548,060

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. USD 875 $ 844,848
4.00% , 03/25/32 .................. 490 470,177
5.88% , 06/01/33
(d)
................. 387 409,062
4.50% , 03/25/52 .................. 460 369,485
Griffon Corp., 5.75%, 03/01/28 .......... 973 972,522
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ 410 409,276
JELD-WEN, Inc.
(b)(d)
4.88% , 12/15/27 .................. 555 487,499
7.00% , 09/01/32 .................. 375 237,088
JH North America Holdings, Inc.
(b)
5.88% , 01/31/31 .................. 115 117,016
6.13% , 07/31/32 .................. 105 107,201
Johnson Controls International plc
5.50% , 04/19/29 .................. 910 948,333
1.75% , 09/15/30 .................. 795 710,659
2.00% , 09/16/31 .................. 510 449,797
4.90% , 12/01/32 .................. 905 920,024
6.00% , 01/15/36 .................. 479 515,195
4.62% , 07/02/44 .................. 330 293,788
4.50% , 02/15/47 .................. 648 558,384
4.95% , 07/02/64 .................. 433 373,041
Lennox International, Inc.
1.70% , 08/01/27 .................. 470 454,542
5.50% , 09/15/28 .................. 680 701,982
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(e)
..................... 600 610,767
Masco Corp.
3.50% , 11/15/27 .................. 561 556,308
1.50% , 02/15/28 .................. 700 665,764
2.00% , 10/01/30 .................. 443 396,833
2.00% , 02/15/31 .................. 902 798,575
4.50% , 05/15/47 .................. 410 347,510
3.13% , 02/15/51 .................. 311 204,490
Masterbrand, Inc., 7.00%, 07/15/32
(b)
...... 735 762,504
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(b)
..................... 764 785,447
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
.... 565 548,188
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 606 606,310
9.75% , 07/15/28
(d)
................. 270 272,097
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(b)
. 530 312,709
Owens Corning
(i)
5.50% , 06/15/27 .................. 340 346,561
3.95% , 08/15/29 .................. 459 455,809
3.50% , 02/15/30 .................. 505 490,521
3.88% , 06/01/30 .................. 385 377,359
5.70% , 06/15/34 .................. 515 541,204
7.00% , 12/01/36 .................. 504 573,032
4.30% , 07/15/47 .................. 615 503,777
4.40% , 01/30/48 .................. 835 690,872
5.95% , 06/15/54
(d)
................. 375 382,685
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 .................. 3,575 3,707,871
6.75% , 03/01/33 .................. 1,370 1,421,975
Sisecam UK plc
8.25% , 05/02/29
(e)
................. 600 617,541
8.63% , 05/02/32
(e)
................. 800 828,572
8.38% , 01/23/33
(b)
................. 600 613,878
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 1,110 1,114,110
8.88% , 11/15/31 .................. 1,135 1,211,031
St. Marys Cement, Inc., 5.75%, 04/02/34
(e)
.. 400 412,880
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 .................. USD 940 $ 969,489
6.25% , 08/01/33 .................. 695 710,332
5.88% , 03/15/34 .................. 350 349,677
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 1,420 1,413,428
4.38% , 07/15/30 .................. 1,501 1,449,540
3.38% , 01/15/31 .................. 1,141 1,053,057
Trane Technologies Financing Ltd.
3.80% , 03/21/29 .................. 1,197 1,192,463
5.25% , 03/03/33 .................. 455 473,149
5.10% , 06/13/34 .................. 965 988,033
4.65% , 11/01/44 .................. 200 180,390
4.50% , 03/21/49 .................. 375 323,774
Trane Technologies Holdco, Inc.
3.75% , 08/21/28 .................. 956 955,675
5.75% , 06/15/43 .................. 538 558,684
4.30% , 02/21/48 .................. 600 505,572
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 451,614
Wilsonart LLC, 11.00%, 08/15/32
(b) (d)
...... 535 487,700
75,170,662
Capital Markets — 2.1%
Aberdeen Group plc, 4.25%, 06/30/28
(e)
.... 550 543,891
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38% , 05/08/29 .................. 1,200 1,239,733
4.50% , 05/06/30 .................. 600 601,812
4.38% , 10/02/31 .................. 1,000 992,176
5.50% , 05/08/34 .................. 1,200 1,252,476
5.00% , 05/06/35 .................. 1,200 1,206,650
5.25% , 10/02/54 .................. 1,000 950,538
Aercap Sukuk Ltd., 4.50%, 10/03/29
(b)
..... 110 108,660
Affiliated Managers Group, Inc.
3.30% , 06/15/30 .................. 530 505,369
5.50% , 08/20/34 .................. 450 459,021
5.50% , 02/15/36 .................. 420 420,007
Ameriprise Financial, Inc.
5.70% , 12/15/28 .................. 665 695,815
4.50% , 05/13/32 .................. 865 870,396
5.15% , 05/15/33 .................. 720 744,259
5.20% , 04/15/35 .................. 560 570,067
Amipeace Ltd., 2.25%, 10/22/30
(e)
........ 1,000 922,940
Antares Holdings LP
(b)
7.95% , 08/11/28 .................. 410 433,301
6.50% , 02/08/29 .................. 490 502,047
6.35% , 10/23/29 .................. 330 337,606
Apollo Debt Solutions BDC
5.20% , 12/08/28
(b)
................. 80 80,010
6.90% , 04/13/29 .................. 920 960,040
5.88% , 08/30/30 .................. 375 377,826
5.70% , 01/23/31
(b)
................. 245 243,616
6.70% , 07/29/31 .................. 885 922,750
6.55% , 03/15/32 .................. 200 206,293
Apollo Management Holdings LP
(b)
4.87% , 02/15/29 .................. 565 574,405
2.65% , 06/05/30 .................. 218 202,822
5.00% , 03/15/48
(d)
................. 410 369,992
Ares Capital Corp.
2.88% , 06/15/27 .................. 655 642,587
2.88% , 06/15/28 .................. 1,258 1,207,610
5.88% , 03/01/29 .................. 940 963,950
5.95% , 07/15/29 .................. 945 971,013
5.50% , 09/01/30 .................. 575 578,100
5.10% , 01/15/31 .................. 415 407,843

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.25% , 04/12/31 .................. USD 335 $ 329,687
3.20% , 11/15/31 .................. 705 624,952
5.80% , 03/08/32 .................. 805 810,372
Ares Finance Co. II LLC, 3.25%, 06/15/30
(b)
.. 620 588,388
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(b)
. 590 412,687
Ares Management Corp.
6.38% , 11/10/28 .................. 490 516,982
5.60% , 10/11/54 .................. 380 356,833
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 710 719,467
5.45% , 09/09/28
(b)
................. 405 408,303
4.85% , 01/15/29
(b)
................. 525 519,121
6.35% , 08/15/29 .................. 685 705,354
5.60% , 02/15/30 .................. 285 285,146
5.80% , 09/09/30
(b)
................. 440 441,332
5.15% , 01/15/31
(b)
................. 340 331,031
5.55% , 04/15/31
(b)
................. 250 247,184
6.20% , 03/21/32 .................. 860 874,068
Aretec Group, Inc.
(b)
7.50% , 04/01/29
(d)
................. 410 410,015
10.00% , 08/15/30 ................. 609 656,770
B3 SA - Brasil Bolsa Balcao, 4.13%,
09/20/31
(d) (e)
.................... 800 749,146
Bain Capital Specialty Finance, Inc.
5.95% , 03/15/30
(d)
................. 80 79,997
5.95% , 03/01/31 .................. 150 147,427
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(g)
........... 410 416,883
Bank of New York Mellon Corp. (The)
3.25% , 05/16/27 .................. 508 505,650
3.40% , 01/29/28 .................. 1,004 997,118
(3-mo. CME Term SOFR + 1.33%), 3.44% ,
02/07/28
(g)
.................... 663 660,262
3.85% , 04/28/28 .................. 1,295 1,298,330
(1-day SOFR + 0.68%), 4.44% , 06/09/28
(g)
795 800,898
(1-day SOFR + 1.15%), 3.99% , 06/13/28
(g)
612 612,737
1.65% , 07/14/28 .................. 860 819,128
(1-day SOFR + 0.84%), 4.89% , 07/21/28
(g)
875 888,280
(SOFR Index + 1.80%), 5.80% , 10/25/28
(g)
990 1,021,651
3.00% , 10/30/28 .................. 723 705,454
Series J , 1.90% , 01/25/29 ............ 555 523,859
(1-day SOFR + 1.17%), 4.54% , 02/01/29
(g)
845 854,826
3.85% , 04/26/29 .................. 725 725,294
3.30% , 08/23/29 .................. 1,203 1,170,754
(1-day SOFR + 1.60%), 6.32% , 10/25/29
(g)
1,085 1,148,920
(1-day SOFR + 0.63%), 4.03% , 01/22/30
(g)
555 554,348
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(g)
1,095 1,125,644
(1-day SOFR + 1.76%), 4.60% , 07/26/30
(g)
635 646,120
1.65% , 01/28/31 .................. 870 770,851
(1-day SOFR + 0.89%), 4.94% , 02/11/31
(g)
1,200 1,232,744
1.80% , 07/28/31 .................. 920 808,284
2.50% , 01/26/32 .................. 620 565,043
(1-day SOFR + 1.23%), 5.06% , 07/22/32
(g)
955 986,049
(1-day SOFR + 1.42%), 4.29% , 06/13/33
(g)
950 936,838
(SOFR Index + 2.07%), 5.83% , 10/25/33
(g)
1,475 1,584,242
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(g)
690 691,130
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(g)
.................... 990 1,005,616
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(g)
1,160 1,291,040
(1-day SOFR + 1.42%), 5.19% , 03/14/35
(g)
760 782,171
(1-day SOFR + 1.25%), 5.23% , 11/20/35
(g)
855 878,070
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(g)
845 870,443
(1-day SOFR + 1.77%), 5.61% , 07/21/39
(g)
505 526,757
Barings BDC, Inc.
5.20% , 09/15/28 .................. 95 94,663
Security
Par (000)
Par (000) Value
Capital Markets (continued)
7.00% , 02/15/29 .................. USD 255 $ 263,345
Barings Private Credit Corp., 6.15%, 06/11/30
(b)
75 74,512
BGC Group, Inc.
8.00% , 05/25/28 .................. 430 459,386
6.60% , 06/10/29 .................. 615 643,604
6.15% , 04/02/30 .................. 490 505,841
Blackstone Holdings Finance Co. LLC
(b)
3.15% , 10/02/27 .................. 460 453,822
5.90% , 11/03/27 .................. 895 921,509
1.63% , 08/05/28 .................. 168 158,121
2.50% , 01/10/30 .................. 805 752,440
1.60% , 03/30/31 .................. 1,110 965,023
2.00% , 01/30/32 .................. 533 458,325
2.55% , 03/30/32 .................. 715 633,778
6.20% , 04/22/33 .................. 570 614,164
5.00% , 06/15/44 .................. 540 501,025
4.45% , 07/15/45 .................. 435 372,334
4.00% , 10/02/47 .................. 470 368,168
3.50% , 09/10/49 .................. 461 328,707
2.80% , 09/30/50 .................. 333 204,596
2.85% , 08/05/51 .................. 540 335,587
3.20% , 01/30/52 .................. 995 661,829
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 1,050 1,034,247
4.95% , 09/26/27 .................. 455 457,438
7.30% , 11/27/28 .................. 450 475,979
4.00% , 01/15/29 .................. 715 694,258
5.95% , 07/16/29 .................. 570 579,779
5.60% , 11/22/29 .................. 465 467,851
5.25% , 04/01/30 .................. 490 484,074
5.05% , 09/10/30 .................. 385 377,104
6.25% , 01/25/31 .................. 495 504,127
5.35% , 03/12/31 .................. 250 244,182
6.00% , 01/29/32 .................. 1,015 1,017,616
6.00% , 11/22/34
(d)
................. 790 784,420
Blackstone Reg Finance Co. LLC
4.30% , 11/03/30 .................. 525 523,282
5.00% , 12/06/34 .................. 795 793,779
4.95% , 02/15/36 .................. 415 410,130
Blackstone Secured Lending Fund
2.13% , 02/15/27 .................. 880 859,031
5.88% , 11/15/27 .................. 555 566,054
5.35% , 04/13/28 .................. 405 408,633
2.85% , 09/30/28 .................. 775 733,314
5.30% , 06/30/30 .................. 350 347,257
5.13% , 01/31/31 .................. 375 366,922
Blue Owl Capital Corp.
3.13% , 04/13/27 .................. 395 386,751
2.88% , 06/11/28 .................. 680 644,478
5.95% , 03/15/29 .................. 600 606,427
6.20% , 07/15/30 .................. 285 287,683
Blue Owl Credit Income Corp.
4.70% , 02/08/27 .................. 496 495,188
7.75% , 09/16/27 .................. 680 707,103
7.95% , 06/13/28 .................. 660 697,214
7.75% , 01/15/29 .................. 465 493,044
6.60% , 09/15/29 .................. 735 756,397
5.80% , 03/15/30 .................. 1,015 1,006,493
6.65% , 03/15/31 .................. 610 624,207
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 855 775,194
4.38% , 02/15/32 .................. 565 535,431
6.25% , 04/18/34 .................. 1,015 1,046,064
4.13% , 10/07/51
(d)
................. 470 335,468

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Technology Finance Corp.
6.10% , 03/15/28 .................. USD 350 $ 354,942
6.75% , 04/04/29
(d)
................. 645 661,982
Brookfield Asset Management Ltd.
4.65% , 11/15/30 .................. 430 433,775
5.80% , 04/24/35 .................. 465 484,724
5.30% , 01/15/36 .................. 420 419,341
6.08% , 09/15/55 .................. 540 555,683
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 660 703,334
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 600 527,003
Brookfield Finance LLC, 3.45%, 04/15/50 ... 967 666,096
Brookfield Finance, Inc.
3.90% , 01/25/28 .................. 1,472 1,470,185
4.85% , 03/29/29 .................. 1,003 1,020,606
4.35% , 04/15/30 .................. 1,058 1,060,401
2.72% , 04/15/31 .................. 1,023 937,918
6.35% , 01/05/34 .................. 710 768,013
5.68% , 01/15/35 .................. 490 506,445
5.33% , 01/15/36 .................. 450 450,536
4.70% , 09/20/47 .................. 804 698,061
3.50% , 03/30/51 .................. 783 544,034
3.63% , 02/15/52 .................. 665 469,785
5.97% , 03/04/54 .................. 785 795,475
5.81% , 03/03/55 .................. 340 336,491
Cantor Fitzgerald LP
(b)
4.50% , 04/14/27 .................. 545 545,131
7.20% , 12/12/28 .................. 915 974,303
Capital Southwest Corp., 5.95%, 09/18/30 ... 190 190,051
Carlyle Finance LLC, 5.65%, 09/15/48
(b)
.... 735 715,327
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(b)
..................... 701 681,412
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 550 541,147
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(b)
..................... 180 177,832
Carlyle Secured Lending, Inc.
6.75% , 02/18/30
(d)
................. 60 61,526
5.75% , 02/15/31 .................. 150 147,455
Cboe Global Markets, Inc.
1.63% , 12/15/30 .................. 947 837,949
3.00% , 03/16/32 .................. 460 426,817
CFAMC III Co. Ltd.
(e)
4.75% , 04/27/27 .................. 600 602,198
4.25% , 11/07/27 .................. 1,400 1,393,853
CFAMC IV Co. Ltd., 4.50%, 05/29/29
(e)
..... 700 697,675
Charles Schwab Corp. (The)
3.20% , 03/02/27 .................. 920 913,845
2.45% , 03/03/27 .................. 1,525 1,503,983
3.30% , 04/01/27 .................. 1,095 1,088,337
3.20% , 01/25/28 .................. 1,098 1,086,006
2.00% , 03/20/28 .................. 1,090 1,050,388
4.00% , 02/01/29 .................. 943 947,774
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(g)
845 876,935
3.25% , 05/22/29 .................. 930 908,540
2.75% , 10/01/29 .................. 390 372,396
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(g)
1,425 1,505,845
4.63% , 03/22/30 .................. 588 600,792
1.65% , 03/11/31 .................. 1,030 904,016
2.30% , 05/13/31 .................. 810 734,152
(1-day SOFR + 0.94%), 4.34% , 11/14/31
(g)
650 649,300
1.95% , 12/01/31 .................. 805 707,746
2.90% , 03/03/32 .................. 1,165 1,068,636
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(g)
1,315 1,402,420
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(g)
1,325 1,438,976
(1-day SOFR + 1.23%), 4.91% , 11/14/36
(g)
775 768,153
Security
Par (000)
Par (000) Value
Capital Markets (continued)
China Cinda Finance 2017 I Ltd.
(e)
4.40% , 03/09/27 .................. USD 600 $ 601,305
4.75% , 02/08/28 .................. 1,200 1,213,683
4.75% , 02/21/29 .................. 600 608,441
China Everbright Bank Co. Ltd.
(e)(g)
(SOFR Index + 0.52%), 4.20% , 05/14/27 . 600 600,337
(SOFR Index + 0.54%), 4.22% , 05/22/28 . 404 404,641
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 596,239
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 800 728,802
China Great Wall International Holdings VI Ltd.,
5.25%, 04/23/28
(e)
................ 400 407,651
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85% , 08/12/31 .................. 600 549,752
6.13% , 05/16/34 .................. 200 214,364
CI Financial Corp.
7.50% , 05/30/29
(b)
................. 605 644,784
3.20% , 12/17/30 .................. 1,145 1,040,219
4.10% , 06/15/51 .................. 670 463,268
Citadel Finance LLC, 5.90%, 02/10/30
(b)
.... 1,015 1,038,151
Citadel LP
(b)
6.00% , 01/23/30 .................. 270 281,417
6.38% , 01/23/32 .................. 90 95,458
CME Group, Inc.
3.75% , 06/15/28 .................. 1,230 1,229,045
4.40% , 03/15/30 .................. 665 673,728
2.65% , 03/15/32 .................. 835 762,577
5.30% , 09/15/43 .................. 918 919,900
4.15% , 06/15/48 .................. 1,053 880,264
Coinbase Global, Inc.
(b)
3.38% , 10/01/28 .................. 1,165 1,112,406
3.63% , 10/01/31 .................. 755 667,965
Compass Group Diversified Holdings LLC
(b)
5.25% , 04/15/29 .................. 973 907,257
5.00% , 01/15/32
(d)
................. 319 284,696
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 1,844 2,100,947
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
4.34%, 05/31/27
(e) (g)
............... 400 400,379
CSI MTN Ltd.
(e)
(SOFR Index + 0.73%), 4.38% , 10/22/27
(g)
600 601,721
4.38% , 04/22/28 .................. 400 401,702
(SOFR Index + 0.60%), 4.26% , 07/16/28
(g)
600 600,433
Deutsche Bank AG
5.37% , 09/09/27 .................. 790 809,784
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(g)
325 330,086
5.52% , 09/01/28 .................. 985 1,015,099
(1-day SOFR + 1.21%), 5.37% , 01/10/29
(g)
885 903,833
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(g)
1,760 1,843,131
5.41% , 05/10/29 .................. 1,405 1,460,486
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(g)
1,425 1,518,450
(1-day SOFR + 1.70%), 5.00% , 09/11/30
(g)
1,200 1,220,426
(1-day SOFR + 1.72%), 5.30% , 05/09/31
(g)
750 768,101
(1-day SOFR + 5.44%), 5.88% , 07/08/31
(g)
550 570,312
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(g)
1,135 1,148,424
(1-day SOFR + 3.04%), 3.55% , 09/18/31
(g)
1,715 1,632,342
(1-day SOFR + 1.10%), 4.47% , 12/10/31
(g)
190 189,665
(1-day SOFR + 2.76%), 3.73% , 01/14/32
(g)
810 767,773
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(g)
1,073 984,123
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(g)
.................... 1,054 1,058,330
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(g)
1,355 1,261,286
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(g)
1,415 1,554,897
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(g)
1,100 1,115,304

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP,
5.95%, 09/17/30
(b)
................ USD 500 $ 476,947
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 300 329,474
Dua Capital Ltd., 2.78%, 05/11/31
(e)
....... 600 553,290
Eaton Vance Corp., 3.50%, 04/06/27 ...... 647 644,664
EQT AB, 5.85%, 05/08/35
(b)
............ 200 205,626
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 580 572,924
3.45% , 03/01/32 .................. 230 213,776
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 478,415
FMR LLC
(b)
7.57% , 06/15/29 .................. 1,015 1,120,319
4.95% , 02/01/33 .................. 390 392,600
6.45% , 11/15/39 .................. 420 460,498
6.50% , 12/14/40 .................. 135 148,419
5.15% , 02/01/43 .................. 423 402,245
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 1,010 1,034,153
Franklin BSP Capital Corp.
7.20% , 06/15/29 .................. 60 62,195
6.00% , 10/02/30
(b)
................. 225 220,991
Franklin Resources, Inc.
1.60% , 10/30/30 .................. 1,434 1,272,772
2.95% , 08/12/51 .................. 653 410,304
FS KKR Capital Corp.
3.25% , 07/15/27 .................. 450 435,920
3.13% , 10/12/28 .................. 360 332,606
7.88% , 01/15/29 .................. 340 352,164
6.88% , 08/15/29 .................. 565 568,981
6.13% , 01/15/30
(d)
................. 515 503,114
6.13% , 01/15/31 .................. 225 217,833
Gaci First Investment Co.
(e)
5.00% , 10/13/27 .................. 1,000 1,010,835
5.00% , 01/29/29 .................. 1,800 1,826,265
5.25% , 01/29/30 .................. 2,200 2,255,351
4.75% , 02/14/30 .................. 1,600 1,610,086
5.25% , 10/13/32 .................. 1,800 1,838,455
5.25% , 01/29/34 .................. 1,600 1,622,695
5.63% , 07/29/34 .................. 1,800 1,864,764
4.88% , 02/14/35 .................. 2,000 1,962,273
5.00% , 09/15/35 .................. 1,600 1,579,331
5.13% , 02/14/53 .................. 1,800 1,571,459
5.38% , 01/29/54 .................. 1,400 1,264,413
5.38% , 10/13/2122 ................ 400 339,552
Goldman Sachs BDC, Inc.
6.38% , 03/11/27 .................. 520 529,815
5.10% , 01/28/29 .................. 165 163,849
5.65% , 09/09/30 .................. 250 249,543
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(g)
3,145 3,100,419
(1-day SOFR + 1.85%), 3.62% , 03/15/28
(g)
2,695 2,682,682
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(g)
925 934,836
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(g)
.................... 2,403 2,392,484
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(g)
2,820 2,837,051
(1-day SOFR + 0.71%), 4.15% , 01/21/29
(g)
6,295 6,299,483
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(g)
.................... 2,425 2,409,915
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(g)
.................... 3,922 3,930,140
(1-day SOFR + 0.90%), 4.15% , 10/21/29
(g)
2,660 2,658,036
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(g)
1,800 1,905,562
2.60% , 02/07/30 .................. 2,523 2,368,835
3.80% , 03/15/30 .................. 2,946 2,901,322
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(g)
2,865 2,991,210
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(g)
USD 2,195 $ 2,248,139
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(g)
1,735 1,758,863
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(g)
2,080 2,144,150
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(g)
3,150 3,243,854
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(g)
2,510 2,496,588
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(g)
5,750 5,746,127
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(g)
2,372 2,104,739
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(g)
3,307 3,010,848
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(g)
3,793 3,392,182
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(g)
2,810 2,537,670
6.13% , 02/15/33 .................. 2,568 2,796,356
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(g)
3,618 3,323,587
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(g)
1,525 1,687,420
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(g)
3,105 3,281,734
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(g)
3,135 3,205,813
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(g)
3,765 3,764,554
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(g)
3,210 3,317,531
6.45% , 05/01/36 .................. 783 853,441
(1-day SOFR + 1.33%), 4.94% , 10/21/36
(g)
3,295 3,249,715
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(g)
3,925 3,908,097
6.75% , 10/01/37 .................. 4,960 5,502,761
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(g)
.................... 2,462 2,198,304
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39
(g)
.................... 1,849 1,704,529
6.25% , 02/01/41 .................. 2,525 2,745,753
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41
(g)
.................... 1,955 1,936,857
(1-day SOFR + 1.51%), 3.21% , 04/22/42
(g)
2,338 1,788,368
(1-day SOFR + 1.47%), 2.91% , 07/21/42
(g)
1,880 1,372,876
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(g)
2,015 1,567,249
4.80% , 07/08/44 .................. 1,946 1,790,217
5.15% , 05/22/45 .................. 2,288 2,142,106
4.75% , 10/21/45 .................. 1,953 1,761,143
(1-day SOFR + 1.58%), 5.56% , 11/19/45
(g)
2,910 2,889,169
(1-day SOFR + 1.32%), 5.54% , 01/21/47
(g)
5,750 5,661,656
(1-day SOFR + 1.70%), 5.73% , 01/28/56
(g)
3,115 3,135,564
Goldman Sachs Private Credit Corp.
(b)
5.88% , 05/06/28
(d)
................. 315 320,967
5.38% , 01/31/29 .................. 220 220,311
6.25% , 05/06/30 .................. 250 254,458
5.88% , 01/31/31 .................. 200 198,177
Golub Capital BDC, Inc.
2.05% , 02/15/27 .................. 565 550,822
7.05% , 12/05/28 .................. 530 557,690
6.00% , 07/15/29 .................. 665 680,660
Golub Capital Private Credit Fund
5.45% , 08/15/28
(b)
................. 245 246,662
5.80% , 09/12/29 .................. 360 365,043
5.88% , 05/01/30 .................. 65 65,787
5.60% , 04/15/31
(b)
................. 200 197,415
Hana Securities Co. Ltd., 5.00%, 04/30/28
(e)
. 400 406,099
HAT Holdings I LLC
(b)
8.00% , 06/15/27 .................. 970 1,005,518
3.75% , 09/15/30
(d)
................. 610 568,924
Hercules Capital, Inc., 6.00%, 06/16/30 .... 230 232,624
Hightower Holding LLC
(b)
6.75% , 04/15/29 .................. 356 356,053
9.13% , 01/31/30 .................. 430 456,016
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(b)
..................... 115 120,581
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 901 891,250
4.00% , 09/15/27 .................. 1,713 1,717,697

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63% , 09/01/28 .................. USD 425 $ 421,699
3.75% , 09/21/28 .................. 1,097 1,091,612
3.95% , 12/01/28 .................. 280 280,227
4.35% , 06/15/29 .................. 1,528 1,542,951
2.10% , 06/15/30 .................. 1,526 1,399,310
4.20% , 03/15/31 .................. 250 249,395
5.25% , 06/15/31 .................. 800 835,263
1.85% , 09/15/32 .................. 2,117 1,805,287
4.60% , 03/15/33 .................. 1,268 1,274,897
2.65% , 09/15/40 .................. 1,095 807,757
4.25% , 09/21/48 .................. 1,333 1,110,235
3.00% , 06/15/50 .................. 1,237 814,570
4.95% , 06/15/52 .................. 1,528 1,391,330
3.00% , 09/15/60 .................. 1,093 652,360
5.20% , 06/15/62 .................. 898 823,978
Invesco Finance plc, 5.38%, 11/30/43 ..... 470 449,034
Ittihad International II Ltd., 7.38%, 11/13/30
(e)
. 400 415,000
JAB Holdings BV
(b)
3.75% , 05/28/51 .................. 615 421,566
4.50% , 04/08/52 .................. 445 342,517
Jane Street Group
(b)
4.50% , 11/15/29 .................. 570 560,346
7.13% , 04/30/31 .................. 1,345 1,413,645
6.13% , 11/01/32 .................. 1,305 1,329,174
6.75% , 05/01/33 .................. 1,660 1,725,988
Janus Henderson US Holdings, Inc., Series
WI*, 5.45%, 09/10/34 .............. 315 316,536
Jefferies Financial Group, Inc.
6.45% , 06/08/27 .................. 495 510,223
5.88% , 07/21/28 .................. 1,160 1,205,672
4.15% , 01/23/30 .................. 1,322 1,304,337
2.63% , 10/15/31 .................. 1,045 930,109
2.75% , 10/15/32 .................. 690 602,602
6.20% , 04/14/34 .................. 1,525 1,604,105
6.25% , 01/15/36 .................. 585 615,246
5.50% , 02/15/36 .................. 775 764,552
6.50% , 01/20/43 .................. 360 371,551
Joy Treasure Assets Holdings, Inc.
(e)
5.50% , 02/01/27 .................. 800 807,599
4.30% , 12/04/28 .................. 800 801,904
4.50% , 03/20/29 .................. 200 201,286
5.75% , 06/06/29 .................. 400 416,891
3.50% , 09/24/29 .................. 600 583,772
2.75% , 11/17/30 .................. 600 554,130
Khazanah Capital Ltd.
(e)
4.88% , 06/01/33 .................. 800 813,406
4.76% , 09/05/34 .................. 400 401,489
Khazanah Global Sukuk Bhd.
(e)
4.69% , 06/01/28 .................. 800 810,966
4.48% , 09/05/29 .................. 400 404,806
KKR & Co., Inc., 5.10%, 08/07/35 ........ 685 678,088
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(b)
..................... 256 249,075
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(b)
..................... 1,265 1,172,298
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(b)
..................... 1,258 1,235,373
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(b)
..................... 605 433,572
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(b)
..................... 910 634,795
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(b)
..................... 880 580,270
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(b)
..................... 941 946,291
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Lazard Group LLC
4.50% , 09/19/28 .................. USD 817 $ 822,884
4.38% , 03/11/29 .................. 609 610,545
6.00% , 03/15/31 .................. 350 371,306
5.63% , 08/01/35 .................. 310 317,002
Legg Mason, Inc., 5.63%, 01/15/44 ....... 546 543,523
LPL Holdings, Inc.
5.70% , 05/20/27 .................. 270 275,004
4.63% , 11/15/27
(b)
................. 2,023 2,022,755
4.90% , 04/03/28 .................. 150 152,178
6.75% , 11/17/28 .................. 620 659,482
4.00% , 03/15/29
(b)
................. 1,815 1,790,034
5.20% , 03/15/30 .................. 365 373,208
5.15% , 06/15/30 .................. 820 836,196
4.38% , 05/15/31
(b)
................. 970 944,572
6.00% , 05/20/34 .................. 655 686,994
5.65% , 03/15/35 .................. 630 641,967
5.75% , 06/15/35 .................. 235 241,288
Macquarie Bank Ltd.
(b)
5.27% , 07/02/27 .................. 805 821,273
3.92% , 02/03/28 .................. 745 746,534
4.33% , 06/12/28 .................. 280 282,508
3.62% , 06/03/30 .................. 895 855,722
6.80% , 01/18/33 .................. 815 887,066
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05% ,
03/03/36
(g)
.................... 952 867,643
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.64% ,
08/13/36
(g)
.................... 400 405,952
Macquarie Group Ltd.
(b)(g)
(1-day SOFR + 1.00%), 1.94% , 04/14/28 . 490 477,198
(1-day SOFR + 2.13%), 4.10% , 06/21/28 . 695 694,187
(3-mo. CME Term SOFR + 1.63%), 3.76% ,
11/28/28 ..................... 1,200 1,191,530
(3-mo. CME Term SOFR + 1.99%), 4.65% ,
03/27/29 ..................... 578 582,781
(3-mo. CME Term SOFR + 2.01%), 5.03% ,
01/15/30 ..................... 1,418 1,445,473
(1-day SOFR + 1.44%), 2.69% , 06/23/32 . 1,130 1,024,669
(1-day SOFR + 1.53%), 2.87% , 01/14/33 . 1,370 1,239,108
(1-day SOFR + 2.41%), 4.44% , 06/21/33 . 740 726,695
(1-day SOFR + 2.87%), 5.49% , 11/09/33
(d)
880 915,567
(1-day SOFR + 2.38%), 5.89% , 06/15/34 . 1,630 1,724,300
(1-day SOFR + 2.30%), 6.26% , 12/07/34 . 1,415 1,533,058
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(e) (g)
... 200 205,272
Main Street Capital Corp.
6.50% , 06/04/27 .................. 355 362,378
5.40% , 08/15/28 .................. 110 110,642
6.95% , 03/01/29 .................. 180 187,947
Marex Group plc
5.83% , 05/08/28 .................. 40 40,734
6.40% , 11/04/29 .................. 670 698,101
MDGH GMTN RSC Ltd.
3.00% , 03/28/27
(e)
................. 200 197,247
4.50% , 11/07/28
(e)
................. 800 808,345
3.75% , 04/19/29
(e)
................. 600 592,507
2.88% , 11/07/29
(e)
................. 850 808,464
2.88% , 05/21/30
(e)
................. 1,200 1,131,945
2.50% , 06/03/31
(e)
................. 600 544,103
3.38% , 03/28/32
(e)
................. 800 753,300
5.50% , 04/28/33
(e)
................. 1,000 1,048,117
4.38% , 11/22/33
(e)
................. 1,200 1,170,154

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.88% , 05/01/34
(e)
................. USD 800 $ 859,947
5.29% , 06/04/34
(e)
................. 400 414,015
4.63% , 10/16/35
(e)
................. 600 589,270
6.88% , 11/01/41
(b)
................. 200 231,180
3.70% , 11/07/49
(e)
................. 1,600 1,204,459
3.95% , 05/21/50
(e)
................. 2,200 1,718,301
3.40% , 06/07/51
(e)
................. 1,000 703,328
5.08% , 05/22/53
(e)
................. 800 749,743
Mdgh Sukuk Ltd.
(e)
4.96% , 04/04/34 .................. 1,400 1,426,184
5.00% , 06/04/35 .................. 800 814,762
Mirae Asset Securities Co. Ltd.
(e)
5.25% , 03/06/28 .................. 400 407,231
4.38% , 10/14/28 .................. 200 200,149
6.00% , 01/26/29 .................. 400 417,538
Moody's Corp.
3.25% , 01/15/28 .................. 787 777,089
4.25% , 02/01/29 .................. 720 725,972
2.00% , 08/19/31
(d)
................. 805 715,874
4.25% , 08/08/32 .................. 380 375,694
5.00% , 08/05/34 .................. 385 391,120
2.75% , 08/19/41 .................. 710 512,944
5.25% , 07/15/44 .................. 564 548,465
4.88% , 12/17/48 .................. 515 463,271
3.25% , 05/20/50 .................. 370 250,267
3.75% , 02/25/52 .................. 580 432,876
3.10% , 11/29/61 .................. 760 466,732
Morgan Stanley
3.95% , 04/23/27 .................. 2,462 2,461,180
(1-day SOFR + 1.01%), 5.65% , 04/13/28
(g)
1,850 1,884,585
(1-day SOFR + 1.61%), 4.21% , 04/20/28
(g)
1,939 1,943,299
3.59% , 07/22/28
(g)
................. 3,326 3,304,294
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(g)
1,675 1,737,275
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(g)
.................... 3,760 3,739,585
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(g)
2,115 2,156,851
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(g)
1,170 1,191,266
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(g)
3,820 3,903,054
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(g)
1,655 1,705,911
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29
(g)
.................... 1,355 1,353,501
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(g)
1,520 1,607,784
(1-day SOFR + 0.80%), 4.24% , 01/09/30
(g)
1,985 1,991,262
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(g)
2,925 3,003,442
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(g)
.................... 2,981 3,000,956
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(g)
2,170 2,260,232
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(g)
2,340 2,396,195
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(g)
3,185 3,224,005
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(g)
2,215 2,279,557
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(g)
3,621 3,398,329
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(g)
2,864 2,780,178
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(g)
2,905 2,991,242
Series I , (1-day SOFR + 1.07%), 4.36% ,
10/22/31
(g)
.................... 2,650 2,634,827
(1-day SOFR + 0.95%), 4.49% , 01/16/32
(g)
2,300 2,298,191
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(g)
2,923 2,565,102
7.25% , 04/01/32 .................. 1,523 1,746,741
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(g)
2,940 2,582,928
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(g)
3,865 3,427,830
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(g)
2,573 2,308,341
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(g)
2,783 2,536,923
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(g)
1,750 1,769,674
(1-day SOFR + 2.56%), 6.34% , 10/18/33
(g)
2,840 3,097,915
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(g)
3,480 3,567,159
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(g)
USD 2,735 $ 2,831,040
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(g)
1,760 1,956,517
(1-day SOFR + 1.73%), 5.47% , 01/18/35
(g)
2,765 2,858,226
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(g)
3,060 3,235,077
(1-day SOFR + 1.56%), 5.32% , 07/19/35
(g)
3,365 3,448,004
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(g)
2,650 2,754,762
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(g)
3,175 3,315,096
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(g)
3,098 2,722,636
Series I , (1-day SOFR + 1.31%), 4.89% ,
10/22/36
(g)
.................... 2,715 2,672,022
(1-day SOFR + 1.18%), 5.07% , 01/30/37
(g)
2,400 2,392,494
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(g)
1,550 1,574,718
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95% ,
01/19/38
(g)
.................... 2,175 2,276,043
3.97% , 07/22/38
(g)
................. 2,604 2,338,266
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39
(g)
.................... 1,200 1,256,568
(3-mo. CME Term SOFR + 1.69%), 4.46% ,
04/22/39
(g)
.................... 1,321 1,238,177
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31% ,
01/18/41
(g)
.................... 870 860,255
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(g)
2,365 1,835,167
6.38% , 07/24/42 .................. 2,447 2,707,498
4.30% , 01/27/45 .................. 2,820 2,434,371
4.38% , 01/22/47 .................. 2,254 1,941,462
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(g)
2,230 2,219,102
(1-day SOFR + 1.43%), 2.80% , 01/25/52
(g)
2,159 1,368,179
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(g)
3,000 2,956,923
Morgan Stanley Direct Lending Fund
4.50% , 02/11/27 .................. 70 69,990
6.15% , 05/17/29 .................. 310 319,671
6.00% , 05/19/30 .................. 290 295,171
MSCI, Inc.
4.00% , 11/15/29
(b)
................. 1,205 1,180,405
3.63% , 09/01/30
(b)
................. 1,103 1,054,758
3.88% , 02/15/31
(b)
................. 775 743,949
3.63% , 11/01/31
(b)
................. 875 820,695
3.25% , 08/15/33
(b)
................. 910 810,837
5.25% , 09/01/35 .................. 650 652,187
5.15% , 03/15/36 .................. 390 385,096
MSD Investment Corp.
(b)
6.25% , 05/31/30 .................. 205 205,354
6.13% , 02/05/31 .................. 150 149,256
Nasdaq, Inc.
5.35% , 06/28/28 .................. 1,200 1,236,245
1.65% , 01/15/31 .................. 803 710,976
5.55% , 02/15/34 .................. 1,151 1,202,556
2.50% , 12/21/40 .................. 755 534,263
3.25% , 04/28/50 .................. 630 435,065
3.95% , 03/07/52 .................. 302 230,787
5.95% , 08/15/53 .................. 775 801,358
6.10% , 06/28/63 .................. 595 619,145
Neuberger Berman Group LLC
(b)
4.50% , 03/15/27 .................. 495 494,891
4.88% , 04/15/45 .................. 445 384,811
New Mountain Finance Corp.
6.20% , 10/15/27 .................. 310 313,744
6.88% , 02/01/29
(d)
................. 40 40,760
NH Investment & Securities Co. Ltd.
(e)
4.63% , 07/10/28 .................. 200 201,755
4.75% , 07/10/30 .................. 400 403,446

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc.
5.59% , 07/02/27 .................. USD 635 $ 647,728
5.39% , 07/06/27 .................. 635 645,449
5.84% , 01/18/28 .................. 530 546,507
6.07% , 07/12/28 .................. 450 469,573
2.17% , 07/14/28 .................. 1,240 1,182,351
2.71% , 01/22/29 .................. 1,020 975,712
5.61% , 07/06/29 .................. 460 478,363
3.10% , 01/16/30 .................. 1,065 1,012,479
4.90% , 07/01/30 .................. 600 608,800
2.68% , 07/16/30 .................. 1,340 1,239,951
2.61% , 07/14/31 .................. 885 799,174
3.00% , 01/22/32 .................. 880 799,870
6.18% , 01/18/33 .................. 610 656,249
6.09% , 07/12/33 .................. 180 193,247
5.78% , 07/03/34 .................. 935 983,629
5.49% , 06/29/35 .................. 400 410,871
North Haven Private Income Fund LLC
5.13% , 09/25/28
(b)
................. 225 224,250
5.75% , 02/01/30 .................. 85 84,626
Northern Trust Corp.
4.00% , 05/10/27 .................. 1,495 1,499,503
3.65% , 08/03/28 .................. 546 544,834
3.15% , 05/03/29 .................. 814 793,687
1.95% , 05/01/30 .................. 1,490 1,364,745
4.15% , 11/19/30 .................. 475 474,917
3.38% , 05/08/32
(g)
................. 484 477,582
6.13% , 11/02/32 .................. 700 760,534
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
11/19/40
(g)
.................... 430 428,142
Nuveen Churchill Direct Lending Corp., 6.65%,
03/15/30 ...................... 25 25,597
Nuveen LLC
(b)
4.00% , 11/01/28 .................. 1,253 1,253,073
5.55% , 01/15/30 .................. 1,340 1,389,830
5.85% , 04/15/34 .................. 620 649,850
Oaktree Specialty Lending Corp.
7.10% , 02/15/29 .................. 360 372,027
6.34% , 02/27/30 .................. 175 174,333
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. 295 317,959
6.50% , 07/23/29 .................. 360 370,358
6.19% , 07/15/30
(b)
................. 270 268,881
Ontario Teachers' Finance Trust, 1.25%,
09/27/30
(b)
..................... 1,420 1,256,412
Osaic Holdings, Inc.
(b)
Series JAN , 6.75% , 08/01/32 .......... 240 248,589
6.75% , 08/01/32 .................. 155 160,622
Series Jan , 8.00% , 08/01/33 .......... 165 171,103
8.00% , 08/01/33 .................. 165 171,022
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 600 610,587
Pioneer Reward Ltd., (SOFR Index + 0.57%),
4.23%, 09/25/28
(e) (g)
............... 400 400,279
Prospect Capital Corp.
(d)
3.36% , 11/15/26 .................. 455 445,328
3.44% , 10/15/28 .................. 300 266,555
Raymond James Financial, Inc.
4.65% , 04/01/30 .................. 722 734,896
4.90% , 09/11/35 .................. 445 440,857
4.95% , 07/15/46 .................. 957 876,297
3.75% , 04/01/51 .................. 941 696,613
5.65% , 09/11/55 .................. 190 185,836
Rongshi International Finance Ltd., 3.63%,
05/04/27
(e)
..................... 800 796,469
Security
Par (000)
Par (000) Value
Capital Markets (continued)
S&P Global, Inc.
2.45% , 03/01/27 .................. USD 970 $ 956,263
4.75% , 08/01/28 .................. 830 845,947
2.70% , 03/01/29 .................. 1,045 1,006,345
4.25% , 05/01/29 .................. 1,223 1,229,941
2.50% , 12/01/29 .................. 670 633,642
1.25% , 08/15/30 .................. 416 365,906
4.25% , 01/15/31
(b)
................. 340 339,345
2.90% , 03/01/32 .................. 485 446,331
5.25% , 09/15/33 .................. 675 705,823
4.80% , 12/04/35
(b)
................. 165 163,470
3.25% , 12/01/49 .................. 919 642,694
3.70% , 03/01/52 .................. 1,240 934,364
2.30% , 08/15/60 .................. 998 505,366
3.90% , 03/01/62 .................. 530 393,256
Sixth Street Lending Partners
6.50% , 03/11/29 .................. 575 596,949
5.75% , 01/15/30 .................. 660 666,947
6.13% , 07/15/30 .................. 100 102,328
Sixth Street Specialty Lending, Inc.
6.95% , 08/14/28 .................. 140 146,763
6.13% , 03/01/29 .................. 140 144,023
5.63% , 08/15/30 .................. 235 237,152
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29
(e)
400 410,005
State Street Bank & Trust Co., 4.78%, 11/23/29 790 812,493
State Street Corp.
4.99% , 03/18/27 .................. 1,200 1,214,991
4.33% , 10/22/27 .................. 1,060 1,069,774
(1-day SOFR + 0.73%), 2.20% , 02/07/28
(g)
490 481,596
4.54% , 02/28/28 .................. 925 937,944
(1-day SOFR + 0.95%), 4.54% , 04/24/28
(g)
500 504,143
(1-day SOFR + 1.72%), 5.82% , 11/04/28
(g)
565 583,455
(1-day SOFR + 1.02%), 4.53% , 02/20/29
(g)
1,175 1,188,251
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(g)
995 1,039,857
(3-mo. CME Term SOFR + 1.29%), 4.14% ,
12/03/29
(g)
.................... 285 286,541
2.40% , 01/24/30 .................. 1,123 1,059,555
4.73% , 02/28/30 .................. 680 695,810
4.83% , 04/24/30 .................. 930 955,697
2.20% , 03/03/31 .................. 1,300 1,170,867
(1-day SOFR + 2.65%), 3.15% , 03/30/31
(g)
1,228 1,182,805
(1-day SOFR + 1.05%), 4.68% , 10/22/32
(g)
855 867,129
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(g)
760 685,838
(1-day SOFR + 1.61%), 4.42% , 05/13/33
(g)
715 711,168
(1-day SOFR + 1.73%), 4.16% , 08/04/33
(g)
727 711,363
(1-day SOFR + 1.57%), 4.82% , 01/26/34
(g)
765 771,368
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(g)
570 585,437
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(g)
753 714,663
(1-day SOFR + 1.96%), 6.12% , 11/21/34
(g)
690 742,792
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(g)
600 610,253
(1-day SOFR + 1.22%), 4.78% , 10/23/36
(g)
875 863,850
Stifel Financial Corp., 4.00%, 05/15/30 ..... 420 411,735
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(b)
630 650,202
StoneX Group, Inc., 7.88%, 03/01/31
(b)
..... 540 574,377
Suci Second Investment Co.
(e)
4.38% , 09/10/27 .................. 1,400 1,402,661
6.00% , 10/25/28 .................. 2,400 2,498,034
5.17% , 03/05/31 .................. 1,800 1,836,606
4.88% , 05/08/32 .................. 1,200 1,202,747
6.25% , 10/25/33 .................. 1,400 1,514,284
SURA Asset Management SA, 6.35%,
05/13/32
(d) (e)
.................... 600 636,540
Temasek Financial I Ltd.
(b)
3.63% , 08/01/28
(d)
................. 1,350 1,347,177
1.00% , 10/06/30 .................. 750 655,192

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
1.63% , 08/02/31 .................. USD 1,000 $ 881,376
5.38% , 11/23/39
(d)
................. 750 815,310
2.38% , 08/02/41 .................. 750 552,147
3.38% , 07/23/42 .................. 500 419,528
2.25% , 04/06/51 .................. 1,100 666,118
2.75% , 08/02/61
(d)
................. 1,100 682,055
2.50% , 10/06/70
(d)
................. 1,250 693,267
TPG Operating Group II LP
5.88% , 03/05/34 .................. 625 649,144
5.38% , 01/15/36 .................. 325 321,704
TVF Varlik Kiralama A/S, 6.95%, 01/23/30
(e)
.. 1,000 1,032,693
UBS AG
5.65% , 09/11/28 .................. 645 672,788
4.50% , 06/26/48 .................. 117 102,085
UBS Group AG
4.28% , 01/09/28
(b)
................. 1,975 1,979,311
4.25% , 03/23/28
(b)
................. 2,700 2,705,272
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75% ,
05/12/28
(b) (g)
................... 1,140 1,148,975
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b) (g)
2,450 2,532,828
(3-mo. SOFR + 1.67%), 3.87% , 01/12/29
(b) (g)
3,182 3,165,744
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25% ,
09/22/29
(b) (g)
................... 1,710 1,797,774
(1-day SOFR + 0.84%), 4.15% , 12/23/29
(b) (g)
1,675 1,672,869
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43% ,
02/08/30
(b) (g)
................... 2,135 2,205,889
3.13% , 08/13/30
(b) (g)
................ 1,915 1,839,749
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62% , 09/13/30
(b) (g)
........ 830 867,106
(1-day SOFR + 3.73%), 4.19% , 04/01/31
(b) (g)
3,585 3,549,506
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(b) (g)
870 865,290
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32
(b) (g)
................... 1,180 1,046,790
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(b) (g)
3,100 2,877,615
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(b) (g)
................... 1,485 1,330,367
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99% ,
08/05/33
(b) (g)
................... 1,310 1,327,389
(1-day SOFR + 3.92%), 6.54% , 08/12/33
(b) (g)
2,515 2,758,003
(1-day SOFR + 1.29%), 4.84% , 11/06/33
(b) (g)
800 800,564
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(b) (g)
990 1,230,025
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96% ,
01/12/34
(b) (g)
................... 2,210 2,349,739
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(b) (g)
................... 2,535 2,752,423
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(b) (g)
................... 2,000 2,096,188
(1-day SOFR + 1.76%), 5.58% , 05/09/36
(b) (g)
1,925 1,994,907
(1-day SOFR + 1.34%), 5.01% , 03/23/37
(b) (g)
1,350 1,334,369
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18% ,
02/11/43
(b) (g)
................... 1,878 1,425,448
4.88% , 05/15/45 .................. 2,050 1,891,784
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38% , 09/06/45
(b) (g)
........ 900 882,647
(1-day SOFR + 1.49%), 5.53% , 05/06/47
(b) (g)
650 643,411
Security
Par (000)
Par (000) Value
Capital Markets (continued)
USAA Capital Corp.
(b)
5.25% , 06/01/27 .................. USD 300 $ 305,722
4.38% , 06/01/28 .................. 165 166,863
2.13% , 05/01/30 .................. 325 298,903
VFH Parent LLC, 7.50%, 06/15/31
(b)
...... 565 591,962
Voya Global Funding, 4.60%, 11/24/30
(b)
.... 115 115,511
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(b)
................ 660 688,789
XP, Inc., 6.75%, 07/02/29
(d) (e)
........... 400 413,857
Zhongyuan Zhicheng Co. Ltd., 5.90%,
06/20/27
(e)
..................... 400 408,377
Zhuji Development Ltd., 5.55%, 08/20/27
(e)
.. 400 403,866
726,148,040
Chemicals — 0.5%
Air Liquide Finance SA
(b)
2.25% , 09/10/29 .................. 1,000 938,316
3.50% , 09/27/46 .................. 615 463,873
Air Products & Chemicals, Inc.
1.85% , 05/15/27 .................. 656 640,698
4.30% , 06/11/28 .................. 490 494,731
4.60% , 02/08/29 .................. 1,045 1,064,239
2.05% , 05/15/30 .................. 1,085 999,071
4.75% , 02/08/31 .................. 750 768,597
4.90% , 10/11/32 .................. 350 359,246
4.80% , 03/03/33 .................. 1,055 1,072,779
4.85% , 02/08/34 .................. 865 879,003
2.70% , 05/15/40 .................. 868 652,531
2.80% , 05/15/50 .................. 1,057 677,196
Albemarle Corp.
4.65% , 06/01/27 .................. 325 327,148
5.05% , 06/01/32
(d)
................. 660 668,918
5.45% , 12/01/44 .................. 472 433,368
5.65% , 06/01/52 .................. 540 486,689
Alpek SAB de CV
(e)
4.25% , 09/18/29
(d)
................. 400 373,940
3.25% , 02/25/31 .................. 600 512,474
Ashland, Inc.
3.38% , 09/01/31
(b) (d)
................ 535 490,619
6.88% , 05/15/43 .................. 285 300,353
Avient Corp.
(b)
7.13% , 08/01/30 .................. 850 874,341
6.25% , 11/01/31 .................. 700 719,530
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 580 610,683
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. 477 475,870
3.38% , 02/15/29 .................. 745 717,038
Bayport Polymers LLC, 5.14%, 04/14/32
(b)
... 70 69,882
Braskem America Finance Co., 7.13%,
07/22/41
(d) (e)
.................... 600 239,271
Braskem Netherlands Finance BV
(e)
4.50% , 01/10/28
(d)
................. 1,200 544,361
4.50% , 01/31/30 .................. 1,400 604,086
8.50% , 01/12/31
(d)
................. 800 343,587
7.25% , 02/13/33
(d)
................. 1,000 405,437
8.00% , 10/15/34 .................. 800 326,890
5.88% , 01/31/50
(d)
................. 800 303,171
Cabot Corp.
4.00% , 07/01/29 .................. 655 649,396
5.00% , 06/30/32 .................. 525 532,223
Celanese US Holdings LLC
(i)
6.85% , 11/15/28 .................. 614 644,651
7.33% , 07/15/29 .................. 795 835,928
6.50% , 04/15/30
(d)
................. 480 487,872

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.05% , 11/15/30 .................. USD 1,175 $ 1,241,584
7.00% , 02/15/31 .................. 450 460,709
7.38% , 07/15/32 .................. 940 981,276
6.75% , 04/15/33
(d)
................. 1,365 1,382,457
7.20% , 11/15/33 .................. 920 973,051
7.38% , 02/15/34 .................. 680 692,232
Cerdia Finanz GmbH, 9.38%, 10/03/31
(b)
... 890 913,525
CF Industries, Inc.
5.15% , 03/15/34 .................. 870 874,687
5.30% , 11/26/35 .................. 855 854,877
4.95% , 06/01/43 .................. 716 645,378
5.38% , 03/15/44 .................. 815 769,826
Chemours Co. (The)
5.38% , 05/15/27 .................. 490 493,315
5.75% , 11/15/28
(b)
................. 820 813,740
4.63% , 11/15/29
(b)
................. 667 622,221
8.00% , 01/15/33
(b) (d)
................ 485 486,129
Chevron Phillips Chemical Co. LLC
(b)
3.70% , 06/01/28 .................. 585 578,970
4.75% , 05/15/30 .................. 440 445,528
CNAC HK Finbridge Co. Ltd.
(e)
4.13% , 07/19/27 .................. 1,000 1,000,701
5.13% , 03/14/28 .................. 2,150 2,192,178
3.88% , 06/19/29 .................. 800 790,407
3.00% , 09/22/30 .................. 1,000 940,889
Consolidated Energy Finance SA
(b)
5.63% , 10/15/28 .................. 600 495,874
12.00% , 02/15/31 ................. 480 400,744
CVR Partners LP, 6.13%, 06/15/28
(b)
...... 520 521,045
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 670 681,548
7.38% , 11/01/29 .................. 890 981,030
2.10% , 11/15/30 .................. 490 434,918
4.80% , 01/15/31 .................. 855 851,934
6.30% , 03/15/33 .................. 515 546,502
5.15% , 02/15/34
(d)
................. 715 708,859
4.25% , 10/01/34 .................. 577 527,787
5.35% , 03/15/35 .................. 320 315,744
5.65% , 03/15/36
(d)
................. 490 488,573
9.40% , 05/15/39 .................. 376 484,327
5.25% , 11/15/41 .................. 868 783,094
4.38% , 11/15/42 .................. 1,148 915,876
4.63% , 10/01/44 .................. 591 477,865
5.55% , 11/30/48 .................. 905 800,314
4.80% , 05/15/49 .................. 709 563,387
3.60% , 11/15/50 .................. 1,251 815,454
6.90% , 05/15/53
(d)
................. 845 873,146
5.60% , 02/15/54 .................. 565 492,806
5.95% , 03/15/55 .................. 505 461,795
DuPont de Nemours, Inc.
4.73% , 11/15/28
(b)
................. 1,165 1,180,344
5.32% , 11/15/38 .................. 1,306 1,304,777
5.42% , 11/15/48 .................. 392 370,430
Eastman Chemical Co.
4.50% , 12/01/28 .................. 842 850,211
5.00% , 08/01/29 .................. 935 955,052
5.75% , 03/08/33
(d)
................. 345 361,178
5.63% , 02/20/34 .................. 460 474,499
4.80% , 09/01/42 .................. 725 644,926
4.65% , 10/15/44 .................. 889 756,505
Ecolab, Inc.
1.65% , 02/01/27 .................. 215 210,637
3.25% , 12/01/27 .................. 469 465,767
5.25% , 01/15/28 .................. 786 807,221
4.30% , 06/15/28 .................. 680 686,832
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.80% , 03/24/30 .................. USD 915 $ 937,958
1.30% , 01/30/31 .................. 708 616,275
2.13% , 02/01/32 .................. 770 680,901
5.00% , 09/01/35 .................. 500 509,539
5.50% , 12/08/41 .................. 245 252,727
3.95% , 12/01/47 .................. 595 484,277
2.13% , 08/15/50 .................. 485 270,596
2.70% , 12/15/51 .................. 1,018 630,386
2.75% , 08/18/55 .................. 474 286,593
EIDP, Inc.
2.30% , 07/15/30 .................. 637 589,545
5.13% , 05/15/32 .................. 475 488,980
4.80% , 05/15/33 .................. 320 319,820
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 835 814,399
Equate Sukuk Spc Ltd., 5.00%, 09/05/31
(e)
.. 800 811,326
FMC Corp.
3.45% , 10/01/29 .................. 631 564,853
5.65% , 05/18/33
(d)
................. 445 394,375
4.50% , 10/01/49 .................. 550 344,292
6.38% , 05/18/53
(d)
................. 530 400,873
GC Treasury Center Co. Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.82%),
6.50%
(g) (h)
..................... 600 606,987
2.98% , 03/18/31 .................. 1,000 909,316
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.16%),
7.13%
(g) (h)
..................... 400 410,953
HB Fuller Co.
4.00% , 02/15/27 .................. 320 316,258
4.25% , 10/15/28 .................. 350 344,283
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 365 321,248
Huntsman International LLC
4.50% , 05/01/29 .................. 919 885,224
2.95% , 06/15/31 .................. 418 356,999
5.70% , 10/15/34
(d)
................. 400 373,853
ICL Group Ltd., 6.38%, 05/31/38
(b) (e)
....... 753 780,542
INEOS Finance plc
(b)
6.75% , 05/15/28 .................. 525 463,588
7.50% , 04/15/29 .................. 720 612,133
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(b) (d)
.................... 425 337,354
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 555 539,445
Innophos Holdings, Inc., 11.50%, 06/15/29
(b)
. 483 476,607
International Flavors & Fragrances, Inc.
1.83% , 10/15/27
(b)
................. 805 774,511
4.45% , 09/26/28 .................. 470 472,145
2.30% , 11/01/30
(b)
................. 995 899,472
3.27% , 11/15/40
(b)
................. 170 131,075
4.38% , 06/01/47 .................. 371 300,480
5.00% , 09/26/48 .................. 975 866,177
3.47% , 12/01/50
(b)
................. 540 370,560
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
1,000 990,902
Kraton Corp., 5.00%, 07/15/27
(e)
......... 1,000 1,013,278
LG Chem Ltd.
(e)
3.63% , 04/15/29 .................. 400 390,681
2.38% , 07/07/31
(d)
................. 600 534,321
Linde, Inc.
1.10% , 08/10/30 .................. 895 786,342
3.55% , 11/07/42 .................. 621 498,999
2.00% , 08/10/50 .................. 915 485,111
LSB Industries, Inc., 6.25%, 10/15/28
(b)
..... 485 485,553
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 140 157,791
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
.... 440 457,978

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance BV
5.25% , 07/15/43 .................. USD 802 $ 691,934
4.88% , 03/15/44 .................. 1,054 870,431
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 340 338,257
LYB International Finance III LLC
2.25% , 10/01/30 .................. 670 597,907
5.13% , 01/15/31 .................. 210 211,030
5.63% , 05/15/33 .................. 905 911,033
5.50% , 03/01/34 .................. 760 750,465
6.15% , 05/15/35 .................. 315 321,221
5.88% , 01/15/36 .................. 150 148,285
3.38% , 10/01/40 .................. 895 646,404
4.20% , 10/15/49 .................. 1,015 722,115
4.20% , 05/01/50 .................. 1,064 755,518
3.63% , 04/01/51 .................. 1,041 664,307
3.80% , 10/01/60 .................. 695 426,901
LyondellBasell Industries NV, 4.63%, 02/26/55 650 487,813
Ma'aden Sukuk Ltd.
5.25% , 02/13/30
(e)
................. 800 819,615
5.50% , 02/13/35
(e)
................. 800 819,378
5.25% , 01/29/36
(b)
................. 800 800,376
Mativ Holdings, Inc., 8.00%, 10/01/29
(b) (d)
... 415 418,439
Maxam Prill SARL, 7.75%, 07/15/30
(b)
..... 390 407,351
MEGlobal BV, 2.63%, 04/28/28
(e)
........ 800 768,871
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. 600 629,257
Methanex Corp.
5.13% , 10/15/27 .................. 680 682,086
5.25% , 12/15/29 .................. 726 730,118
5.65% , 12/01/44 .................. 250 225,082
Methanex US Operations, Inc., 6.25%,
03/15/32
(b) (d)
.................... 585 603,347
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
440 438,339
Momentive Performance Materials, Inc., 4.13%,
10/22/28
(e)
..................... 600 598,660
Mosaic Co. (The)
4.05% , 11/15/27 .................. 740 740,429
5.38% , 11/15/28 .................. 580 598,447
4.35% , 01/15/29 .................. 105 105,349
4.60% , 11/15/30 .................. 210 210,562
5.45% , 11/15/33 .................. 564 579,550
4.88% , 11/15/41 .................. 625 566,266
5.63% , 11/15/43 .................. 380 365,971
NewMarket Corp., 2.70%, 03/18/31 ....... 440 402,899
Nufarm Australia Ltd., 5.00%, 01/27/30
(b)
.... 355 327,235
Nutrien Ltd.
4.50% , 03/12/27 .................. 375 377,017
5.20% , 06/21/27 .................. 475 482,373
4.90% , 03/27/28 .................. 665 676,547
4.20% , 04/01/29 .................. 708 707,953
2.95% , 05/13/30 .................. 566 535,502
5.25% , 03/12/32 .................. 620 641,589
5.40% , 06/21/34 .................. 435 448,013
4.13% , 03/15/35 .................. 589 545,009
5.88% , 12/01/36 .................. 470 493,197
5.63% , 12/01/40 .................. 260 261,125
6.13% , 01/15/41 .................. 230 241,284
4.90% , 06/01/43 .................. 354 321,406
5.25% , 01/15/45 .................. 693 650,319
5.00% , 04/01/49 .................. 656 589,968
3.95% , 05/13/50 .................. 735 561,411
5.80% , 03/27/53 .................. 705 705,515
Olin Corp.
5.63% , 08/01/29
(d)
................. 710 712,750
5.00% , 02/01/30
(d)
................. 559 546,091
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.63% , 04/01/33
(b)
................. USD 665 $ 651,804
Olympus Water US Holding Corp.
(b)
4.25% , 10/01/28 .................. 845 818,697
6.25% , 10/01/29 .................. 420 412,688
7.25% , 06/15/31 .................. 750 768,873
Series 144* , 7.25% , 02/15/33 ......... 1,455 1,450,450
Orbia Advance Corp. SAB de CV
(e)
6.80% , 05/13/30 .................. 600 605,627
2.88% , 05/11/31 .................. 400 334,768
6.75% , 09/19/42 .................. 400 359,062
5.88% , 09/17/44 .................. 800 661,267
5.50% , 01/15/48 .................. 600 460,532
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 505 505,256
PPG Industries, Inc.
3.75% , 03/15/28 .................. 666 664,326
2.80% , 08/15/29 .................. 290 277,689
2.55% , 06/15/30 .................. 150 139,917
4.38% , 03/15/31 .................. 485 483,309
Rain Carbon, Inc., 12.25%, 09/01/29
(b) (d)
.... 490 521,420
Rohm & Haas Co., 7.85%, 07/15/29 ...... 100 110,784
RPM International, Inc.
3.75% , 03/15/27 .................. 325 323,828
4.55% , 03/01/29 .................. 820 829,681
2.95% , 01/15/32 .................. 430 392,808
5.25% , 06/01/45 .................. 295 280,061
4.25% , 01/15/48 .................. 270 221,732
SABIC Capital I BV
(e)
2.15% , 09/14/30 .................. 400 363,079
3.00% , 09/14/50 .................. 600 392,779
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 1,000 1,006,456
Sasol Financing USA LLC
6.50% , 09/27/28 .................. 600 596,302
8.75% , 05/03/29
(e)
................. 1,000 1,026,617
5.50% , 03/18/31 .................. 800 704,284
SCIH Salt Holdings, Inc.
(b)
4.88% , 05/01/28 .................. 1,134 1,129,612
6.63% , 05/01/29 .................. 690 690,014
Scotts Miracle-Gro Co. (The)
5.25% , 12/15/26 .................. 495 494,892
4.50% , 10/15/29
(d)
................. 440 433,192
4.00% , 04/01/31 .................. 500 471,292
4.38% , 02/01/32 .................. 405 382,417
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 1,556 1,546,651
4.55% , 03/01/28 .................. 605 612,686
4.30% , 08/15/28 .................. 560 563,960
2.95% , 08/15/29 .................. 874 840,355
2.30% , 05/15/30 .................. 560 516,326
4.50% , 08/15/30 .................. 475 479,133
4.80% , 09/01/31 .................. 435 444,376
2.20% , 03/15/32 .................. 730 640,554
5.15% , 08/15/35 .................. 535 543,145
4.00% , 12/15/42 .................. 120 99,008
4.55% , 08/01/45 .................. 430 369,134
4.50% , 06/01/47 .................. 1,389 1,186,869
3.80% , 08/15/49 .................. 595 446,387
3.30% , 05/15/50 .................. 465 317,414
2.90% , 03/15/52 .................. 655 405,617
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 760 749,246
SNF Group SACA
(b)
3.13% , 03/15/27 .................. 380 374,157
3.38% , 03/15/30 .................. 395 371,223
Sociedad Quimica y Minera de Chile SA
(e)
4.25% , 05/07/29 .................. 600 598,426

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.50% , 11/07/33 .................. USD 800 $ 866,272
5.50% , 09/10/34 .................. 800 810,580
4.25% , 01/22/50 .................. 600 486,442
3.50% , 09/10/51
(d)
................. 800 563,966
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 300 301,604
Syensqo Finance America LLC
(b)
5.65% , 06/04/29 .................. 635 657,865
5.85% , 06/04/34 .................. 510 533,671
Syngenta Finance NV, 5.18%, 04/24/28
(b)
... 690 697,175
Tronox, Inc.
(b)(d)
4.63% , 03/15/29 .................. 1,065 817,932
9.13% , 09/30/30 .................. 55 54,503
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 400 381,157
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(b) (d)
673 253,217
Westlake Corp.
3.38% , 06/15/30 .................. 535 512,302
5.55% , 11/15/35 .................. 350 348,623
2.88% , 08/15/41 .................. 415 282,399
5.00% , 08/15/46 .................. 773 668,549
4.38% , 11/15/47 .................. 515 402,076
3.13% , 08/15/51 .................. 680 414,547
6.38% , 11/15/55 .................. 425 419,825
3.38% , 08/15/61 .................. 435 258,917
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 491 491,000
5.63% , 08/15/29 .................. 1,049 1,003,296
7.38% , 03/01/31 .................. 440 449,072
6.63% , 08/15/32 .................. 355 353,274
7.00% , 08/01/33 .................. 180 180,240
Yara International ASA
4.75% , 06/01/28
(b)
................. 1,135 1,147,008
3.15% , 06/04/30
(b)
................. 915 861,801
7.38% , 11/14/32
(e)
................. 655 741,882
164,488,262
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29
(b) (d)
... 605 560,362
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 1,025 998,166
4.88% , 07/15/32 .................. 750 725,903
5.88% , 10/15/33 .................. 650 659,255
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 .................. 1,835 1,810,825
6.00% , 06/01/29 .................. 975 966,812
6.88% , 06/15/30 .................. 595 617,878
7.88% , 02/15/31 .................. 2,075 2,180,259
APi Group DE, Inc.
(b)
4.13% , 07/15/29
(d)
................. 393 382,690
4.75% , 10/15/29 .................. 355 348,637
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 1,153 1,152,842
Bidvest Group UK plc (The), 6.20%, 09/17/32
(e)
400 407,451
Brink's Co. (The)
(b)
4.63% , 10/15/27 .................. 614 613,293
6.50% , 06/15/29 .................. 445 459,243
6.75% , 06/15/32 .................. 460 479,050
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 530 310,384
Cimpress plc, 7.38%, 09/15/32
(b)
......... 570 585,433
Cintas Corp. No. 2
3.70% , 04/01/27 .................. 994 992,077
4.20% , 05/01/28 .................. 375 377,229
4.00% , 05/01/32 .................. 355 347,322
Clean Harbors, Inc.
(b)
5.13% , 07/15/29 .................. 300 300,524
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.38% , 02/01/31 .................. USD 540 $ 552,918
5.75% , 10/15/33 .................. 390 398,711
CoreCivic, Inc.
4.75% , 10/15/27
(d)
................. 295 294,454
8.25% , 04/15/29 .................. 510 534,336
Deluxe Corp.
(b)
8.00% , 06/01/29 .................. 495 503,494
8.13% , 09/15/29 .................. 510 535,578
Element Fleet Management Corp.
(b)
5.64% , 03/13/27 .................. 540 548,598
6.32% , 12/04/28 .................. 900 948,444
5.04% , 03/25/30 .................. 490 500,282
4.64% , 11/24/30 .................. 475 475,784
Enviri Corp., 5.75%, 07/31/27
(b)
......... 485 485,412
Ford Foundation (The)
Series 2020 , 2.42% , 06/01/50 ......... 730 438,715
Series 2020 , 2.82% , 06/01/70 ......... 615 350,088
Garda World Security Corp.
(b)
7.75% , 02/15/28 .................. 605 617,830
6.00% , 06/01/29 .................. 520 512,535
6.50% , 01/15/31 .................. 110 112,777
8.25% , 08/01/32 .................. 605 618,578
8.38% , 11/15/32 .................. 905 928,691
GEO Group, Inc. (The)
8.63% , 04/15/29 .................. 675 706,131
10.25% , 04/15/31 ................. 651 710,415
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
..................... 465 466,136
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 790 777,098
3.50% , 09/01/28 .................. 735 720,353
4.75% , 06/15/29 .................. 795 790,109
4.38% , 08/15/29 .................. 625 612,485
6.75% , 01/15/31 .................. 1,045 1,093,411
HNI Corp., 5.13%, 01/18/29
(b)
.......... 471 465,210
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 475 482,934
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. 760 750,707
5.88% , 06/30/29 .................. 1,085 1,083,644
Nature Conservancy (The), Series A, 3.96%,
03/01/52 ...................... 400 313,507
NongHyup Bank
(e)
4.25% , 07/06/27 .................. 200 200,849
4.88% , 07/03/28 .................. 600 612,641
4.75% , 07/22/29 .................. 400 408,659
4.38% , 07/21/30 .................. 200 201,937
OT Midco, Inc., 10.00%, 02/15/30
(b)
....... 495 231,597
Pitney Bowes, Inc.
(b)
6.88% , 03/15/27 .................. 385 385,509
7.25% , 03/15/29 .................. 390 394,008
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(b)
..................... 1,050 1,028,786
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... 1,335 1,338,351
RELX Capital, Inc.
4.00% , 03/18/29 .................. 1,323 1,319,417
4.75% , 03/27/30 .................. 515 524,549
3.00% , 05/22/30 .................. 679 645,724
4.75% , 05/20/32 .................. 155 157,184
5.25% , 03/27/35 .................. 220 225,872
Republic Services, Inc.
3.38% , 11/15/27 .................. 813 808,131
3.95% , 05/15/28 .................. 875 876,889
4.88% , 04/01/29 .................. 1,050 1,076,306
5.00% , 11/15/29 .................. 480 495,548

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.30% , 03/01/30 .................. USD 869 $ 809,456
4.75% , 07/15/30 .................. 430 439,570
1.45% , 02/15/31 .................. 985 860,042
1.75% , 02/15/32 .................. 930 802,930
2.38% , 03/15/33 .................. 615 536,110
5.00% , 12/15/33 .................. 630 648,102
5.00% , 04/01/34 .................. 665 679,508
5.20% , 11/15/34 .................. 525 541,271
5.15% , 03/15/35 .................. 315 324,151
6.20% , 03/01/40 .................. 270 298,195
5.70% , 05/15/41 .................. 468 491,904
3.05% , 03/01/50 .................. 673 454,875
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... 735 711,385
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 ................. 844 509,933
Rollins, Inc., 5.25%, 02/24/35 .......... 210 213,005
RR Donnelley & Sons Co.
(b)
8.50% , 04/15/29 .................. 150 155,754
9.50% , 08/01/29 .................. 960 999,518
10.88% , 08/01/29 ................. 510 523,998
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(b) (d) (f)
516 522,041
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(b) (d) (f)
.......... 433 741,374
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
..................... 905 914,273
Veralto Corp.
5.35% , 09/18/28 .................. 895 923,263
5.45% , 09/18/33 .................. 680 707,075
Veritiv Operating Co., 10.50%, 11/30/30
(b)
... 1,005 1,077,306
VM Consolidated, Inc., 5.50%, 04/15/29
(b)
... 379 372,862
Waste Connections, Inc.
4.25% , 12/01/28 .................. 510 514,192
3.50% , 05/01/29 .................. 1,032 1,017,267
2.60% , 02/01/30 .................. 457 432,136
2.20% , 01/15/32 .................. 715 632,080
3.20% , 06/01/32 .................. 595 553,834
4.20% , 01/15/33 .................. 710 693,657
5.00% , 03/01/34 .................. 680 691,779
5.25% , 09/01/35 .................. 595 613,702
3.05% , 04/01/50 .................. 625 419,808
2.95% , 01/15/52 .................. 895 578,398
Waste Management, Inc.
4.95% , 07/03/27 .................. 400 406,355
3.15% , 11/15/27 .................. 967 957,424
1.15% , 03/15/28 .................. 703 665,304
4.50% , 03/15/28 .................. 1,010 1,024,263
3.88% , 01/15/29 .................. 560 559,260
4.88% , 02/15/29 .................. 740 759,484
2.00% , 06/01/29 .................. 583 546,986
4.63% , 02/15/30 .................. 970 987,399
4.65% , 03/15/30 .................. 835 851,440
1.50% , 03/15/31 .................. 1,325 1,157,681
4.95% , 07/03/31 .................. 420 434,185
4.80% , 03/15/32 .................. 845 864,761
4.15% , 04/15/32 .................. 930 921,148
4.63% , 02/15/33 .................. 620 626,488
4.88% , 02/15/34 .................. 1,375 1,405,752
4.95% , 03/15/35 .................. 1,565 1,583,867
2.95% , 06/01/41 .................. 590 449,442
4.10% , 03/01/45 .................. 435 367,153
4.15% , 07/15/49 .................. 469 389,700
2.50% , 11/15/50 .................. 454 272,554
5.35% , 10/15/54 .................. 1,185 1,151,878
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
.... 810 836,186
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
West Technology Group LLC, 8.50%,
04/10/27
(b)
..................... USD 448 $ 60,913
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 530 528,115
6.63% , 06/15/29 .................. 550 568,231
6.63% , 04/15/30 .................. 200 207,105
7.38% , 10/01/31 .................. 340 354,744
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(b)
..................... 135 80,181
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 530 551,567
85,511,277
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(b)
......... 450 433,878
Cisco Systems, Inc.
4.80% , 02/26/27 .................. 1,620 1,637,896
4.55% , 02/24/28 .................. 945 959,933
4.85% , 02/26/29 .................. 1,785 1,830,647
4.75% , 02/24/30 .................. 1,175 1,205,313
4.95% , 02/26/31 .................. 2,210 2,285,854
4.95% , 02/24/32 .................. 1,055 1,087,946
5.05% , 02/26/34 .................. 2,215 2,271,298
5.10% , 02/24/35 .................. 1,195 1,224,992
5.90% , 02/15/39 .................. 2,165 2,328,066
5.50% , 01/15/40 .................. 1,934 2,000,639
5.30% , 02/26/54 .................. 2,110 2,018,126
5.50% , 02/24/55 .................. 870 858,523
5.35% , 02/26/64 .................. 940 889,378
Juniper Networks, Inc.
3.75% , 08/15/29 .................. 882 862,963
2.00% , 12/10/30 .................. 760 675,749
5.95% , 03/15/41 .................. 479 480,870
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 1,031 1,041,983
5.00% , 04/15/29 .................. 465 476,778
4.60% , 05/23/29 .................. 1,025 1,037,096
4.85% , 08/15/30 .................. 410 417,856
2.30% , 11/15/30 .................. 982 892,554
2.75% , 05/24/31 .................. 1,085 995,966
5.60% , 06/01/32 .................. 665 699,210
5.20% , 08/15/32 .................. 350 361,151
5.40% , 04/15/34 .................. 470 483,889
5.55% , 08/15/35 .................. 635 658,792
5.50% , 09/01/44 .................. 571 554,932
Nokia OYJ
4.38% , 06/12/27 .................. 586 586,216
6.63% , 05/15/39 .................. 575 616,248
Viasat, Inc.
(b)
5.63% , 04/15/27 .................. 600 599,651
6.50% , 07/15/28 .................. 465 459,256
7.50% , 05/30/31 .................. 770 747,253
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 425 405,284
Xiaomi Best Time International Ltd.
(e)
3.38% , 04/29/30 .................. 800 768,005
2.88% , 07/14/31 .................. 400 369,043
4.10% , 07/14/51 .................. 600 474,371
35,697,605
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
........... 1,170 1,198,046
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(d) (e)
.................... 600 629,761
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 399 391,689
6.88% , 08/15/32 .................. 640 674,650
Artera Services LLC, 8.50%, 02/15/31
(b) (d)
... 615 499,765

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... USD 400 $ 370,319
ATP Tower Holdings, 7.88%, 02/03/30
(e)
.... 500 515,134
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e) (j)
.................... 511 417,815
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 1,385 1,330,301
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(b)
............. 415 417,844
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(e) (g) (h)
............... 800 793,420
Cellnex Finance Co. SA, 3.88%, 07/07/41
(b)
.. 650 527,337
Chouzhou International Investment Ltd., 4.80%,
01/15/28
(e)
..................... 400 404,375
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(b)
..................... 600 650,830
CSCEC Finance Cayman II Ltd., 3.50%,
07/05/27
(e)
..................... 400 396,820
Delhi International Airport Ltd., 6.45%,
06/04/29
(e)
..................... 600 626,057
Dianjian Haiyu Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(g) (h)
..................... 200 200,124
4.30% , 09/10/27 .................. 400 401,370
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 515 506,227
Fluor Corp., 4.25%, 09/15/28 ........... 584 579,638
Global Infrastructure Solutions, Inc.
(b)
5.63% , 06/01/29 .................. 395 395,504
7.50% , 04/15/32 .................. 320 342,915
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(b)
..................... 385 378,890
Hongkong International Qingdao Co. Ltd.
(e)
5.75% , 09/12/27 .................. 600 610,931
5.40% , 04/09/28 .................. 800 813,259
HTA Group Ltd., 7.50%, 06/04/29
(e)
....... 1,000 1,032,321
INNOVATE Corp., 10.50%, (10.50% Cash or
10.50% PIK), 02/01/27
(b) (f)
........... 69 59,148
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 800 832,986
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(b) (d)
.................... 340 241,916
MasTec, Inc.
4.50% , 08/15/28
(b)
................. 1,235 1,231,746
5.90% , 06/15/29 .................. 450 470,846
Mexico City Airport Trust
(e)
3.88% , 04/30/28 .................. 400 392,476
5.50% , 10/31/46 .................. 600 523,700
5.50% , 07/31/47 .................. 2,000 1,722,678
Quanta Services, Inc.
4.75% , 08/09/27 .................. 450 455,417
4.30% , 08/09/28 .................. 510 512,711
2.90% , 10/01/30 .................. 1,085 1,017,696
4.50% , 01/15/31 .................. 620 620,247
2.35% , 01/15/32 .................. 730 645,456
5.25% , 08/09/34 .................. 710 726,372
5.10% , 08/09/35 .................. 440 439,661
3.05% , 10/01/41 .................. 470 349,223
Quzhou State Owned Capital Operation Co.
Ltd., 4.82%, 01/13/28
(e)
............. 400 400,500
Railworks Holdings LP, 8.25%, 11/15/28
(b)
... 340 345,175
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%
(e) (g) (h)
............... 200 201,796
Sobha Sukuk Ltd., 8.00%, 02/19/29
(e)
...... 400 412,232
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Ste Transcore Holdings, Inc.
(b)
3.38% , 05/05/27 .................. USD 600 $ 596,093
3.75% , 05/05/32 .................. 400 388,022
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 400 362,458
Taizhou Urban Construction & Investment
Development Group Co. Ltd., 5.45%,
07/11/27
(e)
..................... 200 202,023
Tutor Perini Corp., 11.88%, 04/30/29
(b)
..... 415 457,952
Valmont Industries, Inc.
5.00% , 10/01/44 .................. 734 675,843
5.25% , 10/01/54 .................. 250 234,353
Vinci SA, 3.75%, 04/10/29
(b)
........... 540 534,187
Weekley Homes LLC
(b)
4.88% , 09/15/28 .................. 440 433,405
6.75% , 01/15/34 .................. 450 452,287
YI Bright International Ltd., 6.68%, 06/20/27
(e)
400 409,724
Yongda Investment Ltd., 4.60%, 06/03/28
(e)
.. 600 605,246
Zhengzhou Urban Construction Investment
Group Co. Ltd., 4.90%, 06/27/28
(e)
...... 400 403,896
32,462,813
Construction Materials — 0.1%
Cemex SAB de CV
(e)
5.45% , 11/19/29
(d)
................. 800 811,564
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
7.20%
(g) (h)
..................... 755 790,905
5.20% , 09/17/30
(d)
................. 600 607,416
3.88% , 07/11/31
(d)
................. 1,100 1,050,897
CRH America, Inc., 5.13%, 05/18/45
(b)
..... 640 598,568
Eagle Materials, Inc.
2.50% , 07/01/31 .................. 920 834,194
5.00% , 03/15/36 .................. 335 328,188
GCC SAB de CV, 3.61%, 04/20/32
(d) (e)
..... 400 373,265
Inversiones CMPC SA
(e)
4.38% , 04/04/27 .................. 400 400,511
3.85% , 01/13/30
(d)
................. 400 379,576
3.00% , 04/06/31 .................. 400 358,029
6.13% , 06/23/33
(d)
................. 1,000 1,022,778
6.13% , 02/26/34 .................. 400 409,456
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 6.70% ,
12/09/57
(d) (g)
................... 400 403,185
Knife River Corp., 7.75%, 05/01/31
(b)
...... 445 463,835
Martin Marietta Materials, Inc.
3.45% , 06/01/27 .................. 570 566,765
3.50% , 12/15/27 .................. 624 619,380
Series CB , 2.50% , 03/15/30 .......... 645 601,859
2.40% , 07/15/31 .................. 1,000 902,031
5.15% , 12/01/34 .................. 350 356,673
4.25% , 12/15/47 .................. 765 631,243
3.20% , 07/15/51 .................. 1,040 699,983
5.50% , 12/01/54 .................. 460 445,071
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 367,001
Vulcan Materials Co.
3.90% , 04/01/27 .................. 830 830,080
4.95% , 12/01/29 .................. 530 543,666
3.50% , 06/01/30 .................. 910 881,585
5.35% , 12/01/34 .................. 650 671,164
4.50% , 06/15/47 .................. 594 507,787
4.70% , 03/01/48 .................. 872 765,731
5.70% , 12/01/54 .................. 570 566,981
18,789,367

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
6.45% , 04/15/27 .................. USD 1,280 $ 1,313,711
3.65% , 07/21/27 .................. 1,181 1,174,639
4.63% , 10/15/27 .................. 827 834,199
3.88% , 01/23/28 .................. 678 676,144
4.88% , 04/01/28 .................. 515 523,233
5.75% , 06/06/28 .................. 965 999,061
3.00% , 10/29/28 .................. 3,716 3,604,707
5.10% , 01/19/29 .................. 950 972,160
4.13% , 02/28/29 .................. 300 298,955
4.63% , 09/10/29 .................. 685 692,157
6.15% , 09/30/30 .................. 750 799,579
4.38% , 11/15/30 .................. 325 323,479
5.38% , 12/15/31 .................. 500 517,021
3.30% , 01/30/32 .................. 3,925 3,629,708
4.75% , 01/15/33 .................. 300 297,152
3.40% , 10/29/33 .................. 1,230 1,108,756
5.30% , 01/19/34 .................. 865 880,667
4.95% , 09/10/34 .................. 1,135 1,129,074
5.00% , 11/15/35 .................. 430 424,395
3.85% , 10/29/41 .................. 1,355 1,107,344
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95% ,
03/10/55
(g)
.................... 705 737,723
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(b)
430 439,726
Ally Financial, Inc.
4.75% , 06/09/27 .................. 780 786,630
7.10% , 11/15/27 .................. 910 955,501
2.20% , 11/02/28 .................. 940 890,944
(SOFR Index + 1.96%), 5.74% , 05/15/29
(g)
380 389,980
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(g)
430 453,458
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(g)
710 751,804
(SOFR Index + 1.73%), 5.54% , 01/17/31
(g)
475 485,938
8.00% , 11/01/31 .................. 2,591 2,934,835
6.70% , 02/14/33
(d)
................. 535 557,313
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(g)
830 834,454
(1-day SOFR + 2.29%), 6.18% , 07/26/35
(g)
835 861,233
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(g)
.................... 510 510,714
American Express Co.
2.55% , 03/04/27 .................. 1,825 1,801,268
3.30% , 05/03/27 .................. 2,110 2,098,270
5.85% , 11/05/27 .................. 1,400 1,445,808
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(g)
1,430 1,446,443
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(g)
805 817,625
(1-day SOFR + 1.26%), 4.73% , 04/25/29
(g)
1,560 1,582,826
4.05% , 05/03/29 .................. 1,565 1,570,804
(1-day SOFR + 0.81%), 4.35% , 07/20/29
(g)
1,625 1,634,983
(SOFR Index + 1.28%), 5.28% , 07/27/29
(g)
1,575 1,619,663
(SOFR Index + 1.09%), 5.53% , 04/25/30
(g)
1,855 1,931,690
(SOFR Index + 1.02%), 5.09% , 01/30/31
(g)
1,080 1,109,756
(1-day SOFR + 1.44%), 5.02% , 04/25/31
(g)
1,700 1,743,849
(1-day SOFR + 1.94%), 6.49% , 10/30/31
(g)
1,175 1,279,099
(1-day SOFR + 2.26%), 4.99% , 05/26/33
(g)
860 871,623
(1-day SOFR + 1.22%), 4.92% , 07/20/33
(g)
1,160 1,174,806
(1-day SOFR + 1.76%), 4.42% , 08/03/33
(g)
1,565 1,546,933
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(g)
1,090 1,107,988
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(g)
625 650,278
(1-day SOFR + 1.63%), 5.92% , 04/25/35
(g)
755 798,967
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(g)
1,705 1,743,971
(SOFR Index + 1.32%), 5.44% , 01/30/36
(g)
1,345 1,386,829
(1-day SOFR + 1.79%), 5.67% , 04/25/36
(g)
1,670 1,750,059
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(g)
1,850 1,815,225
4.05% , 12/03/42 .................. 2,100 1,801,116
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
American Express Credit Corp., 3.30%,
05/03/27 ...................... USD 880 $ 874,834
American Honda Finance Corp.
4.90% , 03/12/27 .................. 595 601,674
4.55% , 07/09/27 .................. 275 277,564
4.90% , 07/09/27 .................. 425 431,072
4.45% , 10/22/27 .................. 650 655,833
4.70% , 01/12/28 .................. 495 502,229
3.50% , 02/15/28 .................. 966 957,767
4.55% , 03/03/28 .................. 425 429,841
2.00% , 03/24/28 .................. 650 623,947
5.13% , 07/07/28 .................. 1,095 1,123,219
4.25% , 09/01/28 .................. 575 578,449
5.65% , 11/15/28 .................. 705 734,919
4.15% , 01/08/29 .................. 490 491,129
2.25% , 01/12/29 .................. 673 639,403
4.90% , 03/13/29 .................. 850 868,947
4.40% , 09/05/29 .................. 780 786,981
4.80% , 03/05/30 .................. 425 433,439
4.60% , 04/17/30 .................. 1,110 1,120,936
4.50% , 09/04/30 .................. 745 747,659
5.85% , 10/04/30 .................. 675 715,504
4.45% , 01/08/31 .................. 490 489,724
1.80% , 01/13/31 .................. 908 801,487
5.05% , 07/10/31 .................. 855 877,702
4.85% , 10/23/31 .................. 735 748,157
5.15% , 07/09/32 .................. 445 456,835
4.90% , 01/10/34 .................. 820 821,527
5.20% , 03/05/35 .................. 375 378,824
5.10% , 01/08/36 .................. 550 547,306
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 501,768
Atlanticus Holdings Corp., 9.75%, 09/01/30
(b)
. 420 400,197
Avation Group S Pte. Ltd., 8.50%, 05/15/31
(b)
. 400 394,862
Avilease Capital Ltd., 4.75%, 11/12/30
(e)
.... 800 795,031
Avolon Holdings Funding Ltd.
(b)
3.25% , 02/15/27 .................. 1,010 1,000,382
2.53% , 11/18/27 .................. 1,028 999,041
4.95% , 01/15/28 .................. 600 607,567
2.75% , 02/21/28 .................. 850 824,966
6.38% , 05/04/28 .................. 875 911,397
5.75% , 03/01/29 .................. 1,185 1,227,189
5.75% , 11/15/29 .................. 1,085 1,127,909
5.15% , 01/15/30 .................. 595 605,138
5.38% , 05/30/30 .................. 400 410,615
4.90% , 10/10/30 ................... 160 160,966
4.70% , 01/30/31 .................. 715 710,910
4.95% , 10/15/32 .................. 295 292,662
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 .................. 600 631,146
7.25% , 01/15/31 .................. 465 487,143
BOC Aviation USA Corp.
(e)
4.75% , 01/14/28 .................. 200 202,475
5.75% , 11/09/28
(d)
................. 600 625,717
5.00% , 01/17/29 .................. 600 613,893
5.25% , 01/14/30 .................. 400 413,409
4.63% , 09/04/31 .................. 800 812,254
4.88% , 05/03/33
(d)
................. 600 612,184
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)
(SOFR Index + 0.68%), 4.32% , 06/26/27
(g)
800 801,397
5.00% , 06/26/27 .................. 400 404,594
(SOFR Index + 0.77%), 4.44% , 03/07/30
(g)
400 401,424
Bread Financial Holdings, Inc.
(b)
6.75% , 05/15/31 .................. 180 185,211

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.30%), 8.38% ,
06/15/35
(d) (g)
................... USD 255 $ 261,746
Capital One Financial Corp.
4.10% , 02/09/27 .................. 1,088 1,088,777
3.75% , 03/09/27 .................. 1,402 1,399,150
3.65% , 05/11/27 .................. 759 755,474
3.80% , 01/31/28 .................. 1,725 1,716,251
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(g)
1,980 2,000,365
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(g)
1,080 1,106,555
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(g)
1,760 1,842,045
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(g)
950 986,000
(1-day SOFR + 1.79%), 3.27% , 03/01/30
(g)
1,360 1,318,886
(1-day SOFR + 2.60%), 5.25% , 07/26/30
(g)
745 765,739
(1-day SOFR + 1.56%), 5.46% , 07/26/30
(g)
995 1,028,752
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(g)
830 824,252
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(g)
1,515 1,700,676
(1-day SOFR + 1.15%), 4.72% , 01/30/32
(g)
725 725,114
(1-day SOFR + 1.34%), 2.36% , 07/29/32
(g)
1,235 1,079,943
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(g)
965 865,031
6.70% , 11/29/32 .................. 805 887,230
(1-day SOFR + 2.37%), 5.27% , 05/10/33
(g)
1,090 1,111,408
(1-day SOFR + 2.60%), 5.82% , 02/01/34
(g)
1,345 1,400,176
(1-day SOFR + 2.86%), 6.38% , 06/08/34
(g)
1,910 2,049,877
(SOFR Index + 3.37%), 7.96% , 11/02/34
(g)
995 1,162,734
(1-day SOFR + 2.26%), 6.05% , 02/01/35
(g)
505 530,372
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(g)
1,150 1,198,240
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(g)
1,785 1,848,290
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(g)
1,515 1,494,093
(1-day SOFR + 1.51%), 5.40% , 01/30/37
(g)
725 723,002
Caterpillar Financial Services Corp.
5.00% , 05/14/27 .................. 555 564,050
3.60% , 08/12/27 .................. 885 884,009
1.10% , 09/14/27 .................. 1,023 982,095
4.40% , 10/15/27 .................. 920 930,842
4.60% , 11/15/27 .................. 705 716,265
3.70% , 01/10/28 .................. 350 349,967
4.40% , 03/03/28 .................. 450 455,450
Series K , 4.10% , 08/15/28 ............ 660 664,797
3.95% , 11/14/28 .................. 890 892,928
4.85% , 02/27/29 .................. 670 688,514
4.38% , 08/16/29 .................. 725 735,745
4.70% , 11/15/29 .................. 780 799,934
4.80% , 01/08/30 .................. 445 459,487
4.15% , 01/08/31 .................. 370 369,790
CCB Shipping and Aviation Leasing Corp. Ltd.,
(SOFR Index + 0.62%), 4.29%, 09/17/28
(e) (g)
600 601,015
CDBL Funding 1, 3.50%, 10/24/27
(e)
...... 600 593,698
CMB International Leasing Management Ltd.
(e)
(1-day SOFR + 0.76%), 4.43% , 06/04/27
(g)
600 601,237
2.75% , 08/12/30 .................. 400 374,695
2.88% , 02/04/31 .................. 400 374,215
Cobra AcquisitionCo LLC
(b)
6.38% , 11/01/29 .................. 411 354,852
12.25% , 11/01/29 ................. 270 273,230
Credit Acceptance Corp.
(b)
9.25% , 12/15/28 .................. 605 633,898
6.63% , 03/15/30 .................. 380 381,595
DAE Sukuk Difc Ltd., 4.50%, 10/16/30
(e)
.... 600 591,766
Encore Capital Group, Inc.
(b)
9.25% , 04/01/29 .................. 650 683,603
8.50% , 05/15/30 .................. 500 536,152
6.63% , 04/15/31 .................. 385 388,609
Enova International, Inc.
(b)
11.25% , 12/15/28 ................. 405 428,702
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
9.13% , 08/01/29 .................. USD 550 $ 581,249
EZCORP, Inc., 7.38%, 04/01/32
(b)
........ 155 165,257
FirstCash, Inc.
(b)
4.63% , 09/01/28 .................. 525 521,332
5.63% , 01/01/30 .................. 625 627,521
6.88% , 03/01/32 .................. 550 571,717
Ford Motor Credit Co. LLC
5.80% , 03/05/27 .................. 1,237 1,254,257
5.85% , 05/17/27 .................. 825 838,616
4.95% , 05/28/27 .................. 975 980,574
4.13% , 08/17/27 .................. 1,018 1,013,099
3.82% , 11/02/27 .................. 580 573,900
7.35% , 11/04/27 .................. 1,245 1,300,239
2.90% , 02/16/28 .................. 780 754,854
5.92% , 03/20/28 .................. 625 640,961
6.80% , 05/12/28 .................. 1,330 1,391,419
6.80% , 11/07/28 .................. 910 958,075
2.90% , 02/10/29 .................. 1,075 1,018,760
5.80% , 03/08/29 .................. 990 1,017,458
4.97% , 04/06/29 .................. 480 482,516
5.11% , 05/03/29 .................. 1,597 1,609,451
5.30% , 09/06/29 .................. 755 765,141
5.88% , 11/07/29 .................. 1,255 1,294,007
7.35% , 03/06/30 .................. 1,255 1,354,323
7.20% , 06/10/30 .................. 880 946,607
5.73% , 09/05/30 .................. 600 613,998
4.00% , 11/13/30 .................. 1,625 1,545,280
6.05% , 03/05/31 .................. 960 991,486
3.63% , 06/17/31 .................. 950 877,773
6.05% , 11/05/31 .................. 1,055 1,089,512
6.53% , 03/19/32 .................. 420 442,739
5.75% , 04/06/33 .................. 680 685,845
7.12% , 11/07/33 .................. 1,235 1,335,086
6.13% , 03/08/34 .................. 1,600 1,635,970
6.50% , 02/07/35 .................. 1,050 1,094,777
5.87% , 10/31/35 .................. 800 795,679
General Motors Financial Co., Inc.
2.35% , 02/26/27 .................. 595 584,592
5.00% , 04/09/27 .................. 1,440 1,454,128
5.40% , 05/08/27 .................. 1,023 1,039,549
5.00% , 07/15/27 .................. 450 455,838
5.35% , 07/15/27 .................. 595 605,446
2.70% , 08/20/27 .................. 965 945,225
3.85% , 01/05/28 .................. 1,196 1,192,518
6.00% , 01/09/28 .................. 990 1,023,296
5.05% , 04/04/28 .................. 910 927,787
2.40% , 04/10/28 .................. 1,007 971,598
5.80% , 06/23/28 .................. 1,035 1,072,255
2.40% , 10/15/28 .................. 1,415 1,353,133
4.20% , 10/27/28
(d)
................. 795 797,046
5.80% , 01/07/29 .................. 1,090 1,136,702
5.65% , 01/17/29 .................. 543 562,613
4.30% , 04/06/29 .................. 1,400 1,401,801
5.55% , 07/15/29 .................. 1,220 1,266,793
4.90% , 10/06/29 .................. 790 803,212
5.35% , 01/07/30 .................. 755 779,935
5.85% , 04/06/30 .................. 1,040 1,092,693
3.60% , 06/21/30 .................. 1,140 1,100,149
5.45% , 07/15/30 .................. 630 654,725
2.35% , 01/08/31 .................. 1,100 991,632
4.60% , 01/08/31 .................. 415 414,980
5.75% , 02/08/31 .................. 1,105 1,160,855
2.70% , 06/10/31 .................. 1,530 1,391,456
5.60% , 06/18/31 .................. 765 798,244
3.10% , 01/12/32 .................. 870 796,839

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.63% , 04/04/32 .................. USD 385 $ 401,219
6.40% , 01/09/33 .................. 1,110 1,196,170
6.10% , 01/07/34 .................. 1,435 1,520,380
5.95% , 04/04/34 .................. 1,265 1,326,901
5.45% , 09/06/34 .................. 925 938,213
5.90% , 01/07/35 .................. 715 744,676
6.15% , 07/15/35 .................. 630 665,727
5.45% , 01/08/36 .................. 140 140,534
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 715 726,350
8.00% , 06/15/28 .................. 625 658,174
6.88% , 04/15/29 .................. 565 585,283
5.88% , 03/15/30 .................. 480 488,563
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 1,092 1,130,976
goeasy Ltd.
(b)
9.25% , 12/01/28 .................. 575 591,542
7.63% , 07/01/29 .................. 610 604,104
6.88% , 05/15/30 .................. 410 390,678
7.38% , 10/01/30 .................. 240 231,165
6.88% , 02/15/31 .................. 425 399,438
Harley-Davidson Financial Services, Inc.,
3.05%, 02/14/27
(b)
................ 394 389,622
Hyundai Capital Services, Inc.
(e)
5.13% , 02/05/27 .................. 200 201,803
3.63% , 08/29/27 .................. 400 396,644
5.25% , 01/22/28 .................. 400 407,834
5.13% , 02/05/29 .................. 600 613,668
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... 400 416,462
John Deere Capital Corp.
4.85% , 03/05/27 .................. 370 374,527
2.35% , 03/08/27 .................. 375 369,657
1.75% , 03/09/27 .................. 780 764,208
4.90% , 06/11/27 .................. 695 706,548
4.20% , 07/15/27 .................. 675 680,189
2.80% , 09/08/27 .................. 551 543,402
4.15% , 09/15/27 .................. 660 664,725
3.05% , 01/06/28 .................. 507 501,111
4.65% , 01/07/28 .................. 545 554,675
4.75% , 01/20/28 .................. 830 847,090
4.90% , 03/03/28 .................. 1,084 1,109,547
1.50% , 03/06/28 .................. 1,128 1,077,752
Series I , 4.25% , 06/05/28 ............ 1,065 1,077,593
4.95% , 07/14/28 .................. 740 760,352
4.50% , 01/16/29 .................. 945 961,944
3.45% , 03/07/29 .................. 877 865,446
3.35% , 04/18/29 .................. 1,015 997,947
4.85% , 06/11/29 .................. 765 786,523
2.80% , 07/18/29 .................. 520 501,223
4.85% , 10/11/29 .................. 980 1,012,649
2.45% , 01/09/30 .................. 495 468,929
Series I , 4.55% , 06/05/30 ............ 750 762,742
4.70% , 06/10/30 .................. 1,210 1,240,096
4.38% , 10/15/30 .................. 500 505,011
1.45% , 01/15/31 .................. 1,002 884,655
4.90% , 03/07/31 .................. 525 541,224
2.00% , 06/17/31 .................. 875 781,861
4.40% , 09/08/31 .................. 870 877,629
3.90% , 06/07/32 .................. 575 563,263
4.35% , 09/15/32 .................. 1,030 1,032,049
Series I , 5.15% , 09/08/33 ............ 520 543,407
5.10% , 04/11/34 .................. 830 854,871
Series MTN1 , 5.05% , 06/12/34 ........ 725 745,240
Kaspi.KZ JSC, 6.25%, 03/26/30
(e)
........ 600 616,293
KB Capital Co. Ltd., 4.25%, 10/01/30
(e)
..... 200 197,300
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
LFS Topco LLC, 8.75%, 07/15/30
(b) (d)
...... USD 450 $ 452,206
Macquarie Airfinance Holdings Ltd.
(b)
5.20% , 03/27/28 .................. 540 548,349
6.40% , 03/26/29 .................. 655 688,279
5.15% , 03/17/30 .................. 175 177,137
6.50% , 03/26/31 .................. 495 529,226
Mitsubishi HC Finance America LLC
(b)
5.81% , 09/12/28 .................. 465 482,425
5.15% , 10/24/29 .................. 385 395,181
4.56% , 01/14/31 .................. 400 400,720
5.66% , 02/28/33 .................. 585 609,157
Muthoot Finance Ltd.
(e)
7.13% , 02/14/28 .................. 1,000 1,025,127
6.38% , 04/23/29 .................. 400 409,040
6.38% , 03/02/30 .................. 800 818,720
Navient Corp.
5.00% , 03/15/27 .................. 695 690,120
4.88% , 03/15/28 .................. 525 514,480
5.50% , 03/15/29
(d)
................. 660 645,223
9.38% , 07/25/30 .................. 585 629,835
11.50% , 03/15/31 ................. 755 822,178
7.88% , 06/15/32
(d)
................. 350 353,284
5.63% , 08/01/33 .................. 620 540,288
OneMain Finance Corp.
3.50% , 01/15/27 .................. 720 711,005
6.63% , 01/15/28 .................. 590 605,559
3.88% , 09/15/28 .................. 630 612,668
6.63% , 05/15/29 .................. 630 650,475
5.38% , 11/15/29 .................. 834 831,796
7.88% , 03/15/30 .................. 825 869,667
6.13% , 05/15/30 .................. 615 626,639
4.00% , 09/15/30 .................. 805 755,209
7.50% , 05/15/31 .................. 840 880,369
7.13% , 11/15/31 .................. 595 616,661
6.75% , 03/15/32 .................. 790 807,435
7.13% , 09/15/32 .................. 500 517,916
6.50% , 03/15/33 .................. 780 784,219
6.75% , 09/15/33 .................. 800 810,149
PACCAR Financial Corp.
2.00% , 02/04/27 .................. 385 378,688
5.00% , 05/13/27 .................. 625 635,340
4.25% , 06/23/27 .................. 375 378,006
4.45% , 08/06/27 .................. 465 470,079
4.60% , 01/10/28 .................. 480 488,554
4.55% , 03/03/28 .................. 535 543,548
4.00% , 08/08/28 .................. 325 326,623
4.95% , 08/10/28 .................. 485 497,519
Series R , 4.00% , 11/07/28 ............ 400 402,058
4.60% , 01/31/29 .................. 905 923,557
Series R , 3.90% , 02/05/29 ........... 275 275,349
4.00% , 09/26/29 .................. 485 485,970
4.55% , 05/08/30 .................. 540 549,612
5.00% , 03/22/34 .................. 310 318,669
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
75 78,662
PRA Group, Inc.
(b)
8.38% , 02/01/28 .................. 495 499,776
5.00% , 10/01/29
(d)
................. 365 334,574
8.88% , 01/31/30 .................. 545 548,575
PROG Holdings, Inc., 6.00%, 11/15/29
(b)
.... 624 617,446
Rfna LP, 7.88%, 02/15/30
(b)
............ 210 211,391
Shriram Finance Ltd.
(e)
6.63% , 04/22/27 .................. 800 817,966
6.15% , 04/03/28 .................. 400 411,590
SLM Corp.
3.13% , 11/02/26 .................. 205 202,051

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.50% , 01/31/30 .................. USD 290 $ 298,833
Soar Wise Ltd.
(e)
5.15% , 03/18/27 .................. 600 601,945
4.63% , 03/28/28 .................. 200 199,120
(SOFR Index + 0.83%), 4.47% , 03/28/30
(g)
1,000 981,691
Stellantis Financial Services US Corp.
(b)
4.95% , 09/15/28 .................. 800 811,125
5.40% , 09/15/30 .................. 825 837,116
Synchrony Financial
3.95% , 12/01/27 .................. 1,054 1,048,979
5.15% , 03/19/29 .................. 370 375,383
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(g)
130 131,438
(SOFR Index + 2.13%), 5.94% , 08/02/30
(g)
995 1,030,608
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(g)
980 999,222
2.88% , 10/28/31 .................. 572 510,582
7.25% , 02/02/33 .................. 780 829,019
(1-day SOFR + 2.07%), 6.00% , 07/29/36
(g)
680 690,433
Tata Capital Ltd., 5.39%, 07/21/28
(e)
....... 400 407,909
Toyota Motor Credit Corp.
Series B , 5.00% , 03/19/27 ............ 525 532,400
3.05% , 03/22/27 .................. 1,440 1,429,222
4.50% , 05/14/27 .................. 825 833,037
1.15% , 08/13/27 .................. 360 346,448
4.55% , 09/20/27 .................. 1,065 1,078,369
4.35% , 10/08/27 .................. 990 999,682
5.45% , 11/10/27 .................. 900 925,814
3.05% , 01/11/28 .................. 604 596,318
Series B , 3.75% , 01/12/28 ............ 600 600,368
4.63% , 01/12/28 .................. 840 853,394
1.90% , 04/06/28 .................. 1,125 1,081,459
4.05% , 09/05/28 .................. 795 799,138
5.25% , 09/11/28 .................. 595 615,295
4.65% , 01/05/29 .................. 775 790,387
3.65% , 01/08/29 .................. 1,001 994,732
5.05% , 05/16/29 .................. 720 742,724
4.45% , 06/29/29 .................. 1,135 1,150,162
4.55% , 08/09/29 .................. 1,135 1,154,453
4.95% , 01/09/30 .................. 445 458,286
2.15% , 02/13/30 .................. 887 823,288
3.38% , 04/01/30 .................. 1,306 1,268,942
4.80% , 05/15/30 .................. 775 793,421
4.55% , 05/17/30 .................. 625 635,050
5.55% , 11/20/30 .................. 840 887,811
1.65% , 01/10/31 .................. 700 619,320
Series B , 4.20% , 01/10/31 ............ 625 623,604
5.10% , 03/21/31 .................. 525 544,533
1.90% , 09/12/31 .................. 715 628,768
4.60% , 10/10/31 .................. 910 922,031
2.40% , 01/13/32 .................. 130 116,444
4.65% , 09/03/32 .................. 600 604,224
4.70% , 01/12/33 .................. 925 933,521
4.80% , 01/05/34 .................. 1,040 1,052,009
5.35% , 01/09/35 .................. 995 1,037,614
Series B , 4.80% , 01/11/36 ............ 600 594,868
TrueNoord Capital DAC, 8.75%, 03/01/30
(b)
.. 145 153,059
320,348,211
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(b)
1.30% , 02/10/28 .................. 1,335 1,263,485
1.80% , 02/10/31 .................. 1,045 916,994
2.50% , 02/10/41 .................. 597 408,841
2.80% , 02/10/51 .................. 1,607 960,912
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 787 851,841
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 .................. USD 1,115 $ 1,114,717
5.88% , 02/15/28 .................. 874 874,610
6.50% , 02/15/28 .................. 755 767,263
3.50% , 03/15/29 .................. 1,204 1,156,005
4.88% , 02/15/30 .................. 1,180 1,164,974
5.50% , 03/31/31 .................. 370 371,343
5.63% , 03/31/32 .................. 1,080 1,078,839
6.25% , 03/15/33 .................. 545 556,500
5.75% , 03/31/34 .................. 1,015 997,942
Alimentation Couche-Tard, Inc.
(b)
3.55% , 07/26/27 .................. 935 928,431
4.15% , 09/29/28 .................. 610 610,371
2.95% , 01/25/30 .................. 1,013 961,799
5.27% , 02/12/34 .................. 1,070 1,089,782
5.08% , 09/29/35 .................. 475 475,779
3.44% , 05/13/41 .................. 735 578,362
4.50% , 07/26/47 .................. 475 401,304
3.80% , 01/25/50 .................. 854 633,722
3.63% , 05/13/51 .................. 470 335,289
5.62% , 02/12/54 .................. 650 636,873
C&S Group Enterprises LLC, 5.00%,
12/15/28
(b) (d)
.................... 434 407,835
Cencosud SA
(e)
4.38% , 07/17/27 .................. 800 801,446
5.95% , 05/28/31
(d)
................. 800 839,527
6.63% , 02/12/45
(d)
................. 400 424,923
CK Hutchison International 20 Ltd.
(b)
2.50% , 05/08/30 .................. 855 795,667
3.38% , 05/08/50
(d)
................. 685 494,476
CK Hutchison International 21 Ltd., 2.50%,
04/15/31
(b)
..................... 680 620,138
CK Hutchison International 23 Ltd.
(b)
4.75% , 04/21/28 .................. 605 613,454
4.88% , 04/21/33
(d)
................. 1,315 1,329,150
CK Hutchison International 24 II Ltd., 4.75%,
09/13/34
(b)
..................... 400 396,604
CK Hutchison International 24 Ltd.
(b)
5.38% , 04/26/29 .................. 800 828,317
5.50% , 04/26/34
(d)
................. 1,100 1,145,912
CK Hutchison International 25 Ltd., 4.25%,
09/26/30
(b)
..................... 500 498,644
Costco Wholesale Corp.
3.00% , 05/18/27 .................. 902 895,667
1.38% , 06/20/27 .................. 1,268 1,230,893
1.60% , 04/20/30 .................. 1,942 1,760,713
1.75% , 04/20/32 .................. 1,154 1,000,611
Dollar General Corp.
4.13% , 05/01/28 .................. 562 563,043
5.20% , 07/05/28 .................. 505 517,626
3.50% , 04/03/30 .................. 1,036 1,000,203
5.00% , 11/01/32 .................. 520 526,814
5.45% , 07/05/33 .................. 890 921,926
4.13% , 04/03/50 .................. 648 509,128
5.50% , 11/01/52 .................. 150 144,112
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 1,447 1,448,537
2.65% , 12/01/31 .................. 900 811,062
3.38% , 12/01/51 .................. 575 387,070
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... 398 376,600
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 985 1,032,671
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 575 594,878
Kroger Co. (The)
3.70% , 08/01/27 .................. 882 879,026
4.50% , 01/15/29 .................. 894 906,240

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
2.20% , 05/01/30 .................. USD 680 $ 625,643
1.70% , 01/15/31 .................. 840 739,894
7.50% , 04/01/31 .................. 410 466,429
5.00% , 09/15/34 .................. 2,615 2,616,588
6.90% , 04/15/38 .................. 429 491,502
5.40% , 07/15/40 .................. 388 386,695
5.00% , 04/15/42 .................. 335 311,596
5.15% , 08/01/43 .................. 601 566,679
3.88% , 10/15/46 .................. 665 516,911
4.45% , 02/01/47 .................. 917 772,997
4.65% , 01/15/48 .................. 688 595,243
5.40% , 01/15/49 .................. 725 691,511
3.95% , 01/15/50 .................. 967 739,757
5.50% , 09/15/54 .................. 1,730 1,649,453
5.65% , 09/15/64 .................. 1,365 1,300,016
Performance Food Group, Inc.
(b)
5.50% , 10/15/27 .................. 1,220 1,220,428
4.25% , 08/01/29 .................. 1,045 1,023,149
6.13% , 09/15/32 .................. 1,085 1,115,721
Safeway, Inc., 7.25%, 02/01/31 ......... 245 265,489
Sysco Corp.
3.25% , 07/15/27 .................. 913 905,457
5.75% , 01/17/29 .................. 865 904,415
2.40% , 02/15/30 .................. 370 344,845
5.95% , 04/01/30 .................. 1,070 1,132,327
5.10% , 09/23/30 .................. 325 334,987
2.45% , 12/14/31 .................. 630 565,181
6.00% , 01/17/34 .................. 430 463,390
5.40% , 03/23/35 .................. 560 578,681
5.38% , 09/21/35 .................. 575 592,206
6.60% , 04/01/40 .................. 460 509,721
4.85% , 10/01/45 .................. 585 529,613
4.50% , 04/01/46 .................. 720 619,685
4.45% , 03/15/48 .................. 625 530,774
3.30% , 02/15/50 .................. 410 286,364
6.60% , 04/01/50 .................. 987 1,090,431
3.15% , 12/14/51 .................. 475 316,879
Target Corp.
4.35% , 06/15/28 .................. 340 344,574
3.38% , 04/15/29 .................. 1,425 1,400,754
2.35% , 02/15/30 .................. 954 893,497
2.65% , 09/15/30 .................. 797 746,410
4.50% , 09/15/32
(d)
................. 910 918,756
6.35% , 11/01/32 .................. 557 617,659
4.40% , 01/15/33 .................. 630 628,663
4.50% , 09/15/34 .................. 670 661,726
5.00% , 04/15/35 .................. 545 550,248
5.25% , 02/15/36 .................. 535 547,449
6.50% , 10/15/37 .................. 620 699,277
7.00% , 01/15/38 .................. 230 268,884
4.00% , 07/01/42 .................. 895 755,649
3.63% , 04/15/46 .................. 635 484,654
3.90% , 11/15/47 .................. 705 556,024
2.95% , 01/15/52 .................. 1,180 757,741
4.80% , 01/15/53
(d)
................. 1,250 1,114,665
Tesco plc, 6.15%, 11/15/37
(b)
........... 493 511,646
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
516 517,263
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 560 577,683
4.75% , 02/15/29 .................. 950 945,832
4.63% , 06/01/30 .................. 515 507,242
7.25% , 01/15/32 .................. 535 561,216
5.75% , 04/15/33 .................. 508 516,975
Walmart, Inc.
5.88% , 04/05/27 .................. 80 82,109
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.10% , 04/28/27 .................. USD 455 $ 458,115
3.95% , 09/09/27 .................. 1,433 1,440,657
3.90% , 04/15/28 .................. 1,010 1,014,988
3.70% , 06/26/28 .................. 1,425 1,428,276
1.50% , 09/22/28 .................. 1,205 1,141,765
3.25% , 07/08/29 .................. 870 856,619
2.38% , 09/24/29 .................. 582 554,570
7.55% , 02/15/30 .................. 670 760,752
4.00% , 04/15/30 .................. 450 452,954
4.35% , 04/28/30 .................. 835 848,218
1.80% , 09/22/31 .................. 1,800 1,605,343
4.15% , 09/09/32 .................. 1,090 1,094,602
4.10% , 04/15/33 .................. 1,460 1,451,688
4.90% , 04/28/35 .................. 1,135 1,161,589
5.25% , 09/01/35 .................. 1,531 1,616,532
6.50% , 08/15/37 .................. 835 964,455
6.20% , 04/15/38 .................. 935 1,050,168
3.95% , 06/28/38 .................. 815 756,128
5.63% , 04/01/40 .................. 700 745,589
5.00% , 10/25/40 .................. 275 279,014
5.63% , 04/15/41 .................. 560 592,198
2.50% , 09/22/41 .................. 805 581,805
4.00% , 04/11/43 .................. 755 656,598
4.30% , 04/22/44 .................. 420 377,130
3.63% , 12/15/47 .................. 535 415,889
4.05% , 06/29/48 .................. 1,494 1,243,128
2.95% , 09/24/49 .................. 840 571,927
2.65% , 09/22/51 .................. 1,413 886,579
4.50% , 09/09/52 .................. 1,090 957,253
4.50% , 04/15/53 .................. 1,505 1,327,178
113,097,851
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50% , 05/15/28 .................. 592 596,255
5.63% , 05/26/33 .................. 975 1,018,844
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 .................. 540 547,903
5.10% , 03/17/30 .................. 270 277,375
2.63% , 06/19/30 .................. 671 625,196
2.69% , 05/25/31 .................. 875 799,572
5.50% , 03/17/35
(d)
................. 415 428,948
Amcor Group Finance plc, 5.45%, 05/23/29 .. 60 62,279
AptarGroup, Inc.
4.75% , 03/30/31 .................. 500 502,685
3.60% , 03/15/32 .................. 130 122,531
Ardagh Group SA
(b)
9.50% , 12/01/30 .................. 702 759,136
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(f) (g)
................... 1,188 1,102,883
Ardagh Metal Packaging Finance USA LLC
(b)
3.25% , 09/01/28 .................. 565 543,538
4.00% , 09/01/29 .................. 1,035 983,144
6.25% , 01/30/31 .................. 390 400,847
Avery Dennison Corp.
4.88% , 12/06/28 .................. 740 753,977
2.65% , 04/30/30 .................. 705 658,724
2.25% , 02/15/32 .................. 715 629,858
5.75% , 03/15/33 .................. 485 512,898
Ball Corp.
6.00% , 06/15/29 .................. 900 927,652
2.88% , 08/15/30 .................. 1,176 1,082,288
3.13% , 09/15/31 .................. 805 739,843
5.50% , 09/15/33 .................. 865 879,804

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Berry Global, Inc.
5.50% , 04/15/28 .................. USD 910 $ 938,076
5.80% , 06/15/31 .................. 815 862,236
5.65% , 01/15/34 .................. 1,045 1,090,027
Canpack SA, 3.88%, 11/15/29
(e)
......... 725 691,002
Cascades, Inc.
(b)
5.38% , 01/15/28 .................. 580 579,253
6.75% , 07/15/30 .................. 210 217,600
CCL Industries, Inc., 3.05%, 06/01/30
(b)
.... 910 856,506
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 655 661,428
6.88% , 01/15/30 .................. 555 561,981
8.75% , 04/15/30 .................. 1,100 1,101,398
6.75% , 04/15/32 .................. 910 917,739
Crown Americas LLC
5.25% , 04/01/30 .................. 520 530,447
5.88% , 06/01/33
(b)
................. 285 291,286
Graphic Packaging International LLC
(b)
4.75% , 07/15/27 .................. 335 334,381
3.50% , 03/15/28 .................. 478 463,241
3.50% , 03/01/29 .................. 390 372,051
3.75% , 02/01/30
(d)
................. 425 401,507
6.38% , 07/15/32
(d)
................. 530 535,823
International Paper Co.
5.00% , 09/15/35 .................. 475 473,888
7.30% , 11/15/39 .................. 330 384,731
6.00% , 11/15/41 .................. 637 658,969
4.80% , 06/15/44 .................. 711 626,709
5.15% , 05/15/46 .................. 390 356,953
4.40% , 08/15/47 .................. 545 447,829
4.35% , 08/15/48 .................. 914 740,231
Iris Holding, Inc., 10.00%, 12/15/28
(b)
...... 425 385,342
Klabin Austria GmbH
(d)(e)
5.75% , 04/03/29 .................. 600 609,989
3.20% , 01/12/31 .................. 600 544,536
7.00% , 04/03/49 .................. 650 672,751
LABL, Inc.
(b)
10.50% , 07/15/27 ................. 349 15,171
5.88% , 11/01/28 .................. 350 159,250
9.50% , 11/01/28
(d)
................. 335 151,633
8.25% , 11/01/29
(d)
................. 236 10,595
8.63% , 10/01/31
(d)
................. 915 420,040
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. 2,510 2,557,555
9.25% , 04/15/30 .................. 1,400 1,377,030
OI European Group BV, 4.75%, 02/15/30
(b)
.. 515 497,818
Owens-Brockway Glass Container, Inc.
(b)
6.63% , 05/13/27 .................. 605 605,000
7.25% , 05/15/31
(d)
................. 720 732,290
7.38% , 06/01/32
(d)
................. 315 321,223
Packaging Corp. of America
3.40% , 12/15/27 .................. 769 761,330
3.00% , 12/15/29 .................. 668 639,406
5.70% , 12/01/33 .................. 325 342,658
5.20% , 08/15/35 .................. 190 192,477
4.05% , 12/15/49 .................. 720 572,522
3.05% , 10/01/51 .................. 505 330,055
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 449 447,368
6.13% , 02/01/28 .................. 785 797,367
5.00% , 04/15/29 .................. 460 463,156
7.25% , 02/15/31 .................. 520 542,069
6.50% , 07/15/32 .................. 555 576,668
6.88% , 07/15/33 .................. 460 483,939
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 560 555,008
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Smurfit Kappa Treasury ULC
5.20% , 01/15/30 .................. USD 505 $ 520,722
5.44% , 04/03/34 .................. 920 949,505
5.78% , 04/03/54 .................. 780 785,857
Smurfit Westrock Financing DAC
5.42% , 01/15/35 .................. 370 380,895
5.19% , 01/15/36 .................. 600 605,346
Sonoco Products Co.
2.25% , 02/01/27 .................. 550 540,962
4.60% , 09/01/29 .................. 245 247,041
3.13% , 05/01/30 .................. 815 771,749
2.85% , 02/01/32 .................. 650 587,905
5.00% , 09/01/34
(d)
................. 795 789,254
5.75% , 11/01/40 .................. 220 221,793
Toucan FinCo. Ltd., 9.50%, 05/15/30
(b)
..... 840 810,646
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
590 592,544
TriMas Corp., 4.13%, 04/15/29
(b)
......... 405 394,770
Trivium Packaging Finance BV
(b)
8.25% , 07/15/30 .................. 257 274,476
12.25% , 01/15/31 ................. 435 475,128
WestRock MWV LLC
8.20% , 01/15/30 .................. 577 655,470
7.95% , 02/15/31 .................. 435 499,304
WRKCo, Inc.
4.00% , 03/15/28 .................. 580 580,130
3.90% , 06/01/28 .................. 515 513,197
4.90% , 03/15/29 .................. 828 844,718
4.20% , 06/01/32 .................. 562 547,145
3.00% , 06/15/33 .................. 584 520,269
58,924,544
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
4.00% , 01/15/28 .................. 860 848,997
3.88% , 11/15/29 .................. 475 458,745
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 520 517,991
Deyang Development Holdings Group Co. Ltd.,
4.29%, 10/28/28
(e)
................ 200 199,446
Ferguson Finance plc
(b)
4.25% , 04/20/27 .................. 220 220,360
4.50% , 10/24/28 .................. 929 935,637
3.25% , 06/02/30 .................. 580 553,555
4.65% , 04/20/32 .................. 390 388,587
Gates Corp., 6.88%, 07/01/29
(b)
......... 515 535,183
Genuine Parts Co.
6.50% , 11/01/28 .................. 635 670,178
4.95% , 08/15/29 .................. 1,140 1,158,265
1.88% , 11/01/30 .................. 822 726,360
2.75% , 02/01/32 .................. 465 411,915
6.88% , 11/01/33 .................. 450 499,205
LKQ Corp.
5.75% , 06/15/28 .................. 720 739,088
6.25% , 06/15/33 .................. 465 486,544
RB Global Holdings, Inc.
(b)
6.75% , 03/15/28 .................. 655 667,457
7.75% , 03/15/31 .................. 883 920,523
Resideo Funding, Inc.
(b)
4.00% , 09/01/29
(d)
................. 390 375,808
6.50% , 07/15/32 .................. 672 683,093
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
505 494,825
Windsor Holdings III LLC, 8.50%, 06/15/30
(b)
. 835 880,633
13,372,395

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... USD 433 $ 432,624
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 190 144,069
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 1,140 1,162,011
Brown University, Series A, 2.92%, 09/01/50 . 225 148,102
California Institute of Technology
4.32% , 08/01/45 .................. 295 256,355
4.70% , 11/01/2111 ................ 158 126,666
3.65% , 09/01/2119 ................ 311 196,787
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 418 402,671
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 180 163,141
Champions Financing, Inc., 8.75%, 02/15/29
(b) (d)
560 543,324
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 223 144,589
Cornell University
Series 2025 , 4.17% , 06/15/30 ......... 450 451,267
4.84% , 06/15/34 .................. 455 461,146
Series 2025 , 4.73% , 06/15/35 ......... 515 515,532
Duke University
Series 2020 , 2.68% , 10/01/44 ......... 430 317,035
Series 2020 , 2.76% , 10/01/50 ......... 290 186,382
Series 2020 , 2.83% , 10/01/55 ......... 424 267,437
Emory University
Series 2020 , 2.14% , 09/01/30 ......... 40 36,588
Series 2020 , 2.97% , 09/01/50 ......... 348 229,701
George Washington University (The)
Series 2014 , 4.30% , 09/15/44 ......... 325 277,062
4.87% , 09/15/45 .................. 355 326,238
Series 2018 , 4.13% , 09/15/48 ......... 692 563,571
Georgetown University (The)
Series B , 4.32% , 04/01/49 ............ 240 198,756
Series 20A , 2.94% , 04/01/50 .......... 217 139,881
Series A , 5.22% , 10/01/2118 .......... 260 227,808
Graham Holdings Co., 5.63%, 12/01/33
(b)
... 460 463,767
Grand Canyon University, 5.13%, 10/01/28 .. 385 385,705
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 160 135,917
Johns Hopkins University
Series A , 4.71% , 07/01/32 ............ 415 424,222
Series 2013 , 4.08% , 07/01/53 ......... 295 238,175
Series A , 2.81% , 01/01/60 ............ 253 149,134
Leland Stanford Junior University (The)
1.29% , 06/01/27 .................. 281 272,096
Series 2025 , 4.15% , 08/01/30 ......... 520 522,026
4.68% , 03/01/35
(d)
................. 500 501,930
3.65% , 05/01/48 .................. 420 330,173
2.41% , 06/01/50 .................. 470 281,338
Massachusetts Institute of Technology
3.96% , 07/01/38 .................. 205 189,432
Series F , 2.99% , 07/01/50 ............ 330 222,936
Series G , 2.29% , 07/01/51
(d)
.......... 451 258,497
3.07% , 04/01/52 .................. 472 318,298
5.62% , 06/01/55 .................. 135 139,082
5.60% , 07/01/2111 ................ 404 399,218
4.68% , 07/01/2114 ................ 1,338 1,108,421
3.89% , 07/01/2116 ................ 143 98,596
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b) (d)
............... 765 763,762
Northeastern University, Series 2020, 2.89%,
10/01/50
(d)
..................... 268 179,254
Northwestern University
4.94% , 12/01/35 .................. 475 483,625
4.64% , 12/01/44 .................. 548 517,017
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Series 2020 , 2.64% , 12/01/50 ......... USD 253 $ 157,955
Series 2017 , 3.66% , 12/01/57 ......... 369 269,354
President & Fellows of Harvard College
4.61% , 02/15/35
(d)
................. 1,145 1,153,562
6.50% , 01/15/39
(b)
................. 165 187,778
4.88% , 10/15/40 .................. 15 14,842
3.15% , 07/15/46 .................. 571 417,192
2.52% , 10/15/50 .................. 526 319,600
3.75% , 11/15/52 .................. 45 34,400
3.30% , 07/15/56 .................. 616 422,159
Rentokil Terminix Funding LLC
(b)
5.00% , 04/28/30 .................. 600 610,749
5.63% , 04/28/35 .................. 475 488,815
Service Corp. International
7.50% , 04/01/27
(d)
................. 155 160,120
4.63% , 12/15/27 .................. 560 559,400
5.13% , 06/01/29 .................. 885 890,718
3.38% , 08/15/30 .................. 825 772,319
4.00% , 05/15/31 .................. 865 822,921
5.75% , 10/15/32 .................. 900 915,387
Signal Parent, Inc., 6.13%, 04/01/29
(b)
..... 322 129,168
Sotheby's
(b)
7.38% , 10/15/27 .................. 760 757,210
5.88% , 06/01/29 .................. 320 307,062
StoneMor, Inc., 8.50%, 05/15/29
(b)
........ 400 391,962
Thomas Jefferson University, 3.85%, 11/01/57 272 193,604
Trustees of Boston College, 3.13%, 07/01/52 . 290 200,383
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35 ...................... 200 195,213
Trustees of Dartmouth College, 4.27%,
06/01/30 ...................... 185 185,727
Trustees of Princeton University (The)
4.65% , 07/01/30 .................. 90 92,138
5.70% , 03/01/39 .................. 347 371,065
Series 2020 , 2.52% , 07/01/50 ......... 408 253,823
4.20% , 03/01/52 .................. 220 182,454
Trustees of the University of Pennsylvania (The)
Series 2020 , 2.40% , 10/01/50 ......... 310 182,449
4.67% , 09/01/2112 ................ 30 24,436
3.61% , 02/15/2119 ................ 255 161,246
University of Chicago (The)
Series 20B , 2.76% , 04/01/45 .......... 85 67,056
Series C , 2.55% , 04/01/50 ........... 276 180,054
4.00% , 10/01/53 .................. 190 150,481
University of Miami, Series 2022, 4.06%,
04/01/52 ...................... 216 172,698
University of Notre Dame du Lac
Series 2015 , 3.44% , 02/15/45 ......... 304 235,627
Series 2017 , 3.39% , 02/15/48 ......... 400 300,813
University of Southern California
3.03% , 10/01/39 .................. 763 632,359
Series 2017 , 3.84% , 10/01/47 ......... 483 386,430
2.81% , 10/01/50 .................. 115 73,169
Series 21A , 2.95% , 10/01/51 .......... 345 224,622
4.98% , 10/01/53 .................. 380 351,863
5.25% , 10/01/2111 ................ 255 235,683
Series A , 3.23% , 10/01/2120 .......... 208 119,338
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 1,265 1,329,673
Washington University (The)
Series 2022 , 3.52% , 04/15/54 ......... 360 261,797
4.35% , 04/15/2122 ................ 124 93,566
William Marsh Rice University
3.57% , 05/15/45 .................. 335 266,270
3.77% , 05/15/55 .................. 295 224,448

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Yale University
Series 2020 , 1.48% , 04/15/30 ......... USD 473 $ 427,146
Series 2025 , 4.70% , 04/15/32 ......... 85 87,083
Series 2020 , 2.40% , 04/15/50 ......... 498 297,536
34,244,287
Diversified REITs — 0.1%
American Assets Trust LP
3.38% , 02/01/31 .................. 685 624,604
6.15% , 10/01/34 .................. 490 495,932
Broadstone Net Lease LLC
2.60% , 09/15/31 .................. 500 443,655
5.00% , 11/01/32 .................. 275 275,074
CFE Fibra E, 5.88%, 09/23/40
(e)
......... 595 589,245
Digital Realty Trust LP
3.70% , 08/15/27 .................. 1,055 1,050,366
5.55% , 01/15/28 .................. 940 965,962
4.45% , 07/15/28 .................. 778 783,961
3.60% , 07/01/29 .................. 1,104 1,083,155
Equinix Europe 2 Financing Corp. LLC
4.60% , 11/15/30 .................. 845 848,092
5.50% , 06/15/34 .................. 685 707,303
Global Net Lease, Inc.
(b)
3.75% , 12/15/27 .................. 495 481,756
4.50% , 09/30/28 .................. 540 528,684
GLP Capital LP
5.75% , 06/01/28 .................. 678 694,938
5.30% , 01/15/29 .................. 852 868,525
4.00% , 01/15/30 .................. 705 684,902
4.00% , 01/15/31 .................. 875 837,360
3.25% , 01/15/32 .................. 620 561,381
5.25% , 02/15/33 .................. 330 330,618
6.75% , 12/01/33 .................. 245 265,370
5.63% , 09/15/34 .................. 485 490,775
5.75% , 11/01/37 .................. 435 431,672
6.25% , 09/15/54 .................. 485 480,821
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 845 808,890
Prologis Targeted US Logistics Fund LP
(b)
5.25% , 04/01/29 .................. 495 509,726
4.25% , 01/15/31 .................. 445 441,231
5.50% , 04/01/34 .................. 540 559,301
5.25% , 01/15/35 .................. 365 371,024
4.75% , 01/15/36 .................. 450 438,152
Rayonier LP, 2.75%, 05/17/31 .......... 525 476,406
Safehold GL Holdings LLC
2.80% , 06/15/31
(d)
................. 795 729,861
2.85% , 01/15/32 .................. 190 171,619
6.10% , 04/01/34 .................. 355 377,560
5.65% , 01/15/35 .................. 330 339,795
Simon Property Group LP
3.38% , 06/15/27 .................. 649 645,104
3.38% , 12/01/27 .................. 749 743,407
1.75% , 02/01/28 .................. 1,251 1,201,498
2.45% , 09/13/29 .................. 1,680 1,589,718
2.65% , 07/15/30 .................. 980 918,079
4.38% , 10/01/30 .................. 400 401,738
4.30% , 01/15/31 .................. 360 359,071
2.20% , 02/01/31 .................. 830 750,409
2.25% , 01/15/32 .................. 685 605,508
2.65% , 02/01/32 .................. 765 689,591
5.50% , 03/08/33 .................. 655 687,390
6.25% , 01/15/34 .................. 565 617,196
4.75% , 09/26/34 .................. 635 629,721
5.13% , 10/01/35 .................. 655 662,248
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
6.75% , 02/01/40 .................. USD 507 $ 580,186
4.75% , 03/15/42 .................. 594 546,792
4.25% , 10/01/44 .................. 557 470,548
4.25% , 11/30/46 .................. 655 547,264
3.25% , 09/13/49 .................. 1,215 837,151
3.80% , 07/15/50 .................. 655 493,966
5.85% , 03/08/53 .................. 600 611,097
6.65% , 01/15/54 .................. 390 436,454
Trust Fibra Uno
(e)
4.87% , 01/15/30 .................. 273 267,052
7.70% , 01/23/32
(d)
................. 600 655,617
6.39% , 01/15/50 .................. 470 441,377
Uniti Group LP
(b)
4.75% , 04/15/28 .................. 510 508,651
6.50% , 02/15/29 .................. 1,065 1,036,676
6.00% , 01/15/30 .................. 790 752,464
8.63% , 06/15/32 .................. 1,135 1,145,913
Series Feb , 8.63% , 06/15/32 .......... 120 120,873
VICI Properties LP
5.75% , 02/01/27
(b)
................. 648 654,673
3.75% , 02/15/27
(b)
................. 698 694,490
4.50% , 01/15/28
(b)
................. 1,180 1,183,565
4.75% , 02/15/28 .................. 875 883,935
4.75% , 04/01/28 .................. 155 156,607
3.88% , 02/15/29
(b)
................. 810 795,672
4.63% , 12/01/29
(b)
................. 1,149 1,149,367
4.95% , 02/15/30 .................. 960 971,456
4.13% , 08/15/30
(b)
................. 305 295,918
5.13% , 11/15/31 .................. 495 500,586
5.13% , 05/15/32 .................. 1,301 1,308,920
5.75% , 04/01/34 .................. 185 190,826
5.63% , 04/01/35 .................. 820 834,876
5.63% , 05/15/52 .................. 905 846,456
6.13% , 04/01/54 .................. 410 410,263
Vornado Realty LP
3.40% , 06/01/31 .................. 390 355,690
5.75% , 02/01/33 .................. 200 202,360
WP Carey, Inc.
3.85% , 07/15/29 .................. 665 657,483
4.65% , 07/15/30 .................. 305 306,933
2.40% , 02/01/31 .................. 670 604,996
2.45% , 02/01/32 .................. 475 419,674
2.25% , 04/01/33 .................. 92 77,681
5.38% , 06/30/34 .................. 430 442,096
53,644,998
Diversified Telecommunication Services — 1.1%
Altice Financing SA
(b)
9.63% , 07/15/27 .................. 380 293,730
5.00% , 01/15/28 .................. 1,000 728,191
5.75% , 08/15/29 .................. 1,983 1,423,827
Altice France SA
(b)
9.50% , 11/01/29 .................. 1,531 1,572,907
6.88% , 10/15/30 .................. 831 813,114
6.50% , 10/15/31 .................. 335 327,545
6.50% , 04/15/32 .................. 1,966 1,920,893
6.88% , 07/15/32 .................. 1,494 1,457,629
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 2,200 2,285,616
AT&T, Inc.
3.80% , 02/15/27 .................. 742 740,815
4.25% , 03/01/27 .................. 1,725 1,729,537
2.30% , 06/01/27 .................. 2,736 2,679,751
1.65% , 02/01/28 .................. 2,641 2,524,461
4.10% , 02/15/28 .................. 2,020 2,024,522
4.35% , 03/01/29 .................. 2,858 2,877,903

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.30% , 02/15/30 .................. USD 3,262 $ 3,264,289
4.70% , 08/15/30 .................. 1,325 1,345,393
4.40% , 04/30/31 .................. 1,200 1,199,443
2.75% , 06/01/31 .................. 2,726 2,506,030
2.25% , 02/01/32 .................. 2,377 2,088,810
4.55% , 11/01/32 .................. 1,005 997,820
4.75% , 04/30/33 .................. 1,200 1,197,847
2.55% , 12/01/33 .................. 3,668 3,118,829
5.40% , 02/15/34 .................. 2,665 2,747,747
4.50% , 05/15/35 .................. 2,460 2,352,668
5.38% , 08/15/35 .................. 1,325 1,351,652
4.90% , 11/01/35 .................. 1,375 1,353,559
5.13% , 04/30/36 .................. 1,200 1,196,452
5.25% , 03/01/37 .................. 1,160 1,165,692
4.90% , 08/15/37 .................. 850 826,325
6.30% , 01/15/38 .................. 400 431,358
6.55% , 02/15/39 .................. 365 401,099
4.85% , 03/01/39 .................. 721 682,034
6.00% , 08/15/40 .................. 380 395,361
5.35% , 09/01/40 .................. 710 696,003
6.38% , 03/01/41 .................. 497 530,664
3.50% , 06/01/41 .................. 2,654 2,085,091
5.55% , 08/15/41 .................. 800 788,454
5.15% , 03/15/42 .................. 426 402,551
4.30% , 12/15/42 .................. 1,370 1,158,446
3.10% , 02/01/43 .................. 615 448,443
4.65% , 06/01/44 .................. 584 507,571
4.80% , 06/15/44 .................. 522 458,078
4.35% , 06/15/45 .................. 1,020 839,636
4.85% , 07/15/45 .................. 326 288,860
5.55% , 11/01/45 .................. 1,205 1,159,828
5.85% , 04/30/46 .................. 950 943,728
4.75% , 05/15/46 .................. 2,035 1,756,055
5.15% , 11/15/46 .................. 775 705,364
5.65% , 02/15/47 .................. 755 755,963
5.45% , 03/01/47 .................. 507 478,101
4.50% , 03/09/48 .................. 1,760 1,446,499
4.55% , 03/09/49 .................. 1,025 844,225
5.15% , 02/15/50 .................. 876 782,794
3.65% , 06/01/51 .................. 2,964 2,076,672
3.30% , 02/01/52 .................. 1,005 651,157
3.50% , 09/15/53 .................. 7,127 4,755,362
5.70% , 11/01/54 .................. 1,840 1,756,415
3.55% , 09/15/55 .................. 7,112 4,714,839
6.00% , 04/30/56 .................. 1,200 1,190,096
6.05% , 08/15/56 .................. 1,225 1,225,895
5.70% , 03/01/57 .................. 377 361,853
3.80% , 12/01/57 .................. 5,516 3,791,067
3.65% , 09/15/59 .................. 6,234 4,108,758
3.85% , 06/01/60 .................. 1,385 948,126
3.50% , 02/01/61 .................. 640 405,523
Bell Telephone Co. of Canada or Bell Canada
Series US-5 , 2.15% , 02/15/32 ......... 545 473,400
5.10% , 05/11/33 .................. 1,175 1,192,458
5.20% , 02/15/34 .................. 650 661,576
4.46% , 04/01/48 .................. 1,146 949,451
4.30% , 07/29/49 .................. 344 273,631
Series US-4 , 3.65% , 03/17/51 ......... 571 409,294
3.65% , 08/15/52 .................. 605 425,357
5.55% , 02/15/54
(d)
................. 815 782,953
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.88% ,
09/15/55
(g)
.................... 1,115 1,152,995
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 7.00% ,
09/15/55
(g)
.................... USD 1,275 $ 1,335,865
British Telecommunications plc
5.13% , 12/04/28 .................. 875 897,686
3.25% , 11/08/29
(b)
................. 1,235 1,189,853
9.63% , 12/15/30 .................. 2,552 3,104,014
4.25% , 11/08/49
(b)
................. 567 458,498
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25% ,
11/23/81
(b) (g)
................... 575 570,699
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88% ,
11/23/81
(b) (g)
................... 547 531,676
CCO Holdings LLC
5.13% , 05/01/27
(b)
................. 2,870 2,872,673
5.00% , 02/01/28
(b)
................. 2,395 2,380,627
5.38% , 06/01/29
(b)
................. 1,610 1,592,082
6.38% , 09/01/29
(b)
................. 1,585 1,600,853
4.75% , 03/01/30
(b)
................. 2,975 2,844,083
4.50% , 08/15/30
(b)
................. 2,680 2,522,053
4.25% , 02/01/31
(b)
................. 2,913 2,669,180
7.38% , 03/01/31
(b) (d)
................ 1,117 1,148,675
4.75% , 02/01/32
(b) (d)
................ 1,275 1,164,882
4.50% , 05/01/32
(d)
................. 2,710 2,434,870
7.00% , 02/01/33
(b)
................. 1,094 1,104,441
4.50% , 06/01/33
(b)
................. 1,740 1,522,353
4.25% , 01/15/34
(b) (d)
................ 1,848 1,560,416
7.38% , 02/01/36
(b)
................. 985 987,380
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 880 906,611
Comcast Corp.
3.30% , 02/01/27 .................. 972 967,584
3.15% , 02/15/28 .................. 1,175 1,157,746
4.15% , 10/15/28 .................. 270 271,462
4.55% , 01/15/29 .................. 200 203,327
5.10% , 06/01/29 .................. 55 56,828
2.65% , 02/01/30 .................. 2,249 2,121,367
3.40% , 04/01/30 .................. 1,228 1,190,031
4.25% , 10/15/30 .................. 1,615 1,614,172
1.95% , 01/15/31 .................. 2,064 1,845,001
1.50% , 02/15/31 .................. 1,599 1,395,156
4.95% , 05/15/32 .................. 670 684,744
5.50% , 11/15/32 .................. 1,204 1,268,106
4.25% , 01/15/33 .................. 1,666 1,625,284
4.65% , 02/15/33 .................. 1,115 1,113,493
7.05% , 03/15/33 .................. 816 931,559
4.80% , 05/15/33 .................. 990 994,611
5.30% , 06/01/34 .................. 970 996,068
4.20% , 08/15/34 .................. 1,247 1,187,788
5.30% , 05/15/35
(d)
................. 860 876,947
5.65% , 06/15/35 .................. 867 905,055
4.40% , 08/15/35 .................. 1,056 1,003,936
6.50% , 11/15/35 .................. 880 972,915
3.20% , 07/15/36 .................. 1,317 1,118,165
5.17% , 01/15/37
(b)
................. 9,345 9,184,316
6.45% , 03/15/37 .................. 499 548,907
6.95% , 08/15/37 .................. 621 705,559
3.90% , 03/01/38 .................. 1,010 876,639
4.60% , 10/15/38 .................. 963 891,264
6.55% , 07/01/39 .................. 374 408,275
3.25% , 11/01/39 .................. 1,280 996,445
3.75% , 04/01/40 .................. 1,645 1,351,997
4.65% , 07/15/42 .................. 774 682,560
4.75% , 03/01/44 .................. 522 454,655
4.60% , 08/15/45 .................. 998 847,909

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.40% , 07/15/46 .................. USD 1,167 $ 811,158
4.00% , 08/15/47 .................. 949 717,083
3.97% , 11/01/47 .................. 2,152 1,617,710
4.00% , 03/01/48 .................. 1,205 905,944
4.70% , 10/15/48 .................. 1,711 1,429,663
4.00% , 11/01/49 .................. 2,082 1,537,103
3.45% , 02/01/50 .................. 1,707 1,140,868
2.80% , 01/15/51 .................. 1,888 1,099,005
2.89% , 11/01/51 .................. 5,043 2,963,622
2.45% , 08/15/52 .................. 1,651 873,235
4.05% , 11/01/52 .................. 1,024 748,394
5.35% , 05/15/53 .................. 1,595 1,434,489
5.65% , 06/01/54 .................. 1,385 1,298,080
6.05% , 05/15/55
(d)
................. 1,050 1,041,771
2.94% , 11/01/56 .................. 5,895 3,321,739
4.95% , 10/15/58 .................. 1,434 1,189,350
2.65% , 08/15/62 .................. 1,228 618,710
2.99% , 11/01/63 .................. 3,364 1,818,148
5.50% , 05/15/64 .................. 1,085 972,596
Connect Holding II LLC, 10.50%, 04/03/31
(b)
. 2,015 1,976,809
Deutsche Telekom AG, 3.63%, 01/21/50
(b)
... 1,395 1,007,613
Deutsche Telekom International Finance BV
(i)
4.38% , 06/21/28
(b)
................. 1,515 1,525,052
8.75% , 06/15/30 .................. 3,230 3,766,208
9.25% , 06/01/32 .................. 624 777,609
4.75% , 06/21/38
(b)
................. 485 466,799
4.88% , 03/06/42
(b)
................. 770 712,238
Embarq LLC, 8.00%, 06/01/36 .......... 1,160 459,204
Fibercop SpA
(b)
Series 2033 , 6.38% , 11/15/33 ......... 540 546,283
Series 2034 , 6.00% , 09/30/34 ......... 569 557,456
Series 2036 , 7.20% , 07/18/36 ......... 554 562,622
Series 2038 , 7.72% , 06/04/38 ......... 345 355,000
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 730 732,551
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
................. 1,136 1,136,418
6.75% , 05/01/29
(b)
................. 1,010 1,014,480
5.88% , 11/01/29 .................. 745 751,707
6.00% , 01/15/30
(b)
................. 960 969,013
8.75% , 05/15/30
(b)
................. 970 1,000,297
8.63% , 03/15/31
(b)
................. 650 680,155
Frontier Florida LLC, Series E, 6.86%, 02/01/28 335 346,847
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 388,299
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 600 552,260
IHS Holding Ltd.
(e)
6.25% , 11/29/28 .................. 600 596,806
7.88% , 05/29/30 .................. 400 411,183
8.25% , 11/29/31 .................. 600 626,520
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 360 418,978
KT Corp.
(e)
4.13% , 02/02/28 .................. 400 400,487
4.38% , 01/03/29 .................. 600 603,789
Level 3 Financing, Inc.
(b)
4.25% , 07/01/28 .................. 405 391,029
3.63% , 01/15/29 .................. 220 205,239
3.75% , 07/15/29 .................. 495 457,439
6.88% , 06/30/33 .................. 2,005 2,066,679
7.00% , 03/31/34 .................. 2,365 2,450,876
8.50% , 01/15/36 .................. 1,555 1,592,648
Lumen Technologies, Inc.
4.50% , 01/15/29
(b) (d)
................ 355 333,043
4.13% , 04/15/29
(b)
................. 337 337,402
5.38% , 06/15/29
(b) (d)
................ 275 259,141
4.13% , 04/15/30
(b) (d)
................ 292 292,439
10.00% , 10/15/32
(b)
................ 435 435,200
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series P , 7.60% , 09/15/39 ............ USD 400 $ 394,791
Series U , 7.65% , 03/15/42 ........... 250 241,920
Maya SAS, 7.00%, 04/15/32
(b)
.......... 865 886,774
NBN Co. Ltd., 2.50%, 01/08/32
(b)
........ 530 478,048
Ooredoo International Finance Ltd.
3.88% , 01/31/28
(b)
................. 400 399,397
2.63% , 04/08/31
(e)
................. 1,400 1,294,119
4.63% , 10/10/34
(e)
................. 200 199,668
4.50% , 01/31/43
(b)
................. 600 544,666
Orange SA
4.25% , 01/13/31
(b)
................. 2,000 1,982,960
9.00% , 03/01/31 .................. 2,121 2,544,764
4.75% , 01/13/33
(b)
................. 2,000 1,994,080
5.00% , 01/13/36
(b)
................. 2,000 1,982,360
5.38% , 01/13/42 .................. 555 543,676
5.50% , 02/06/44 .................. 1,029 1,016,130
PT Tower Bersama Infrastructure Tbk., 2.80%,
05/02/27
(e)
..................... 200 195,847
Sable International Finance Ltd., 7.13%,
10/15/32
(d) (e)
.................... 1,000 1,010,543
Saudi Telecom Co., 3.89%, 05/13/29
(e)
..... 1,200 1,182,419
SES AMERICOM, Inc., 5.30%, 03/25/44
(b)
... 519 416,834
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(b)
..................... 150 173,778
SingTel Group Treasury Pte. Ltd.
(e)
3.88% , 08/28/28 .................. 600 600,200
2.38% , 08/28/29 .................. 1,000 948,978
1.88% , 06/10/30 .................. 1,000 911,949
Sitios Latinoamerica SAB de CV
(e)
6.00% , 11/25/29 .................. 600 621,555
5.38% , 04/04/32 .................. 1,045 1,052,753
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 400 406,765
Sprint Capital Corp.
6.88% , 11/15/28 .................. 3,160 3,389,541
8.75% , 03/15/32 .................. 2,180 2,640,041
STC Sukuk Co. II Ltd.
(b)
4.49% , 01/15/31 .................. 800 798,696
5.08% , 01/15/36 .................. 1,200 1,204,584
Telecom Argentina SA
9.50% , 07/18/31
(e)
................. 850 909,361
9.25% , 05/28/33
(e)
................. 1,000 1,055,423
8.50% , 01/20/36
(b) (d)
................ 500 504,623
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 556 582,658
6.00% , 09/30/34 .................. 531 543,941
7.20% , 07/18/36 .................. 496 537,986
7.72% , 06/04/38 .................. 483 539,071
Telefonica Emisiones SA
4.10% , 03/08/27 .................. 1,218 1,218,689
7.05% , 06/20/36 .................. 2,026 2,262,306
4.67% , 03/06/38 .................. 416 378,686
5.21% , 03/08/47 .................. 2,661 2,368,338
4.90% , 03/06/48 .................. 1,111 940,893
5.52% , 03/01/49 .................. 1,128 1,035,992
TELUS Corp.
2.80% , 02/16/27 .................. 660 651,756
3.70% , 09/15/27 .................. 635 630,775
3.40% , 05/13/32 .................. 990 913,688
4.60% , 11/16/48 .................. 105 89,468
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.63% ,
10/15/55
(g)
.................... 575 587,808
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.00% ,
10/15/55
(g)
.................... 845 883,697

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32
(e)
............... USD 870 $ 836,706
TT Varlik Kiralama A/S, 6.50%, 10/30/30
(e)
... 600 605,403
Turk Telekomunikasyon A/S
(e)
7.38% , 05/20/29 .................. 400 416,079
6.95% , 10/07/32 .................. 600 611,793
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 1,050 1,084,957
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 2,742 2,639,713
4.33% , 09/21/28 .................. 3,417 3,444,502
3.88% , 02/08/29 .................. 1,355 1,350,880
4.02% , 12/03/29 .................. 3,798 3,776,983
3.15% , 03/22/30 .................. 1,502 1,439,179
1.50% , 09/18/30 .................. 1,400 1,236,326
1.68% , 10/30/30 .................. 951 843,328
7.75% , 12/01/30 .................. 765 876,690
1.75% , 01/20/31 .................. 2,195 1,935,686
2.55% , 03/21/31 .................. 3,443 3,144,644
2.36% , 03/15/32 .................. 4,407 3,882,192
4.75% , 01/15/33 .................. 1,805 1,804,467
5.05% , 05/09/33 .................. 705 721,385
4.50% , 08/10/33 .................. 2,233 2,192,445
6.40% , 09/15/33 .................. 520 571,725
4.40% , 11/01/34 .................. 2,099 2,020,687
4.78% , 02/15/35 .................. 2,050 2,010,436
5.25% , 04/02/35 .................. 2,005 2,030,811
5.85% , 09/15/35 .................. 585 620,852
4.27% , 01/15/36 .................. 900 843,359
5.00% , 01/15/36 .................. 2,915 2,880,557
5.25% , 03/16/37 .................. 1,330 1,331,641
5.40% , 07/02/37 .................. 2,513 2,534,045
4.81% , 03/15/39 .................. 1,353 1,280,434
2.65% , 11/20/40 .................. 3,145 2,238,416
3.40% , 03/22/41 .................. 3,585 2,789,955
2.85% , 09/03/41 .................. 1,200 861,493
4.75% , 11/01/41 .................. 709 643,379
3.85% , 11/01/42 .................. 735 588,395
6.55% , 09/15/43 .................. 809 887,206
5.75% , 11/30/45 .................. 1,850 1,835,986
4.13% , 08/15/46 .................. 988 788,781
4.86% , 08/21/46 .................. 2,277 2,013,987
5.50% , 03/16/47 .................. 735 706,604
4.52% , 09/15/48 .................. 1,039 868,263
5.01% , 04/15/49 .................. 820 733,862
4.00% , 03/22/50 .................. 1,160 880,886
2.88% , 11/20/50 .................. 2,468 1,523,978
3.55% , 03/22/51 .................. 4,400 3,118,271
3.88% , 03/01/52 .................. 1,020 755,143
5.50% , 02/23/54
(d)
................. 925 885,205
5.01% , 08/21/54 .................. 730 638,683
4.67% , 03/15/55 .................. 757 625,140
5.88% , 11/30/55 .................. 3,135 3,094,280
2.99% , 10/30/56 .................. 3,290 1,946,890
3.00% , 11/20/60 .................. 1,820 1,057,469
3.70% , 03/22/61 .................. 3,308 2,225,678
6.00% , 11/30/65 .................. 1,260 1,245,902
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 910 801,053
Virgin Media Secured Finance plc
(b)
5.50% , 05/15/29 .................. 1,111 1,095,836
4.50% , 08/15/30 .................. 1,005 929,495
Windstream Services LLC, 8.25%, 10/01/31
(b)
2,215 2,320,909
WULF Compute LLC, 7.75%, 10/15/30
(b)
.... 2,430 2,534,157
372,254,110
Security
Par (000)
Par (000) Value
Electric Utilities — 1.9%
Acwa Power Management & Investments One
Ltd., 5.95%, 12/15/39
(e)
............. USD 362 $ 371,466
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(e)
..................... 800 749,339
Adani Transmission Step-One Ltd., 4.25%,
05/21/36
(e)
..................... 200 180,535
AEP Texas, Inc.
3.95% , 06/01/28 .................. 145 144,615
5.45% , 05/15/29 .................. 585 606,920
Series I , 2.10% , 07/01/30 ............ 635 579,249
4.70% , 05/15/32 .................. 320 320,959
5.40% , 06/01/33 .................. 405 417,410
5.70% , 05/15/34 .................. 680 708,855
3.80% , 10/01/47 .................. 455 336,408
Series G , 4.15% , 05/01/49 ........... 320 246,171
Series H , 3.45% , 01/15/50 ........... 437 299,778
3.45% , 05/15/51 .................. 305 206,720
5.25% , 05/15/52 .................. 350 320,354
5.85% , 10/15/55 .................. 785 771,219
AEP Transmission Co. LLC
5.15% , 04/01/34 .................. 515 524,491
5.38% , 06/15/35 .................. 260 267,234
4.00% , 12/01/46 .................. 220 176,415
3.75% , 12/01/47 .................. 572 436,954
4.25% , 09/15/48 .................. 420 345,548
3.80% , 06/15/49 .................. 320 242,420
3.15% , 09/15/49 .................. 345 232,532
Series M , 3.65% , 04/01/50 ........... 670 494,952
Series N , 2.75% , 08/15/51 ........... 350 215,224
Series O , 4.50% , 06/15/52 ........... 610 514,100
5.40% , 03/15/53 .................. 846 817,335
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,307 1,231,472
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30
(e)
600 592,064
Alabama Power Co.
3.75% , 09/01/27 .................. 330 329,935
Series 20-A , 1.45% , 09/15/30 ......... 690 611,667
Series C , 4.30% , 03/15/31 ........... 455 455,363
3.05% , 03/15/32 .................. 280 259,366
3.94% , 09/01/32 .................. 660 641,224
5.85% , 11/15/33 .................. 495 529,333
5.10% , 04/02/35 .................. 510 521,079
6.13% , 05/15/38 .................. 270 293,208
6.00% , 03/01/39 .................. 345 369,474
3.85% , 12/01/42 .................. 234 191,766
4.15% , 08/15/44 .................. 479 402,708
3.75% , 03/01/45 .................. 728 572,072
4.30% , 01/02/46 .................. 465 390,678
Series B , 3.70% , 12/01/47 ............ 567 433,094
Series A , 4.30% , 07/15/48 ............ 578 478,802
3.45% , 10/01/49 .................. 583 417,562
3.13% , 07/15/51 .................. 685 454,379
3.00% , 03/15/52 .................. 583 375,938
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,034 827,679
Alliant Energy Finance LLC
(b)
5.40% , 06/06/27 .................. 380 385,202
4.25% , 06/15/28 .................. 333 331,625
5.95% , 03/30/29 .................. 570 596,776
3.60% , 03/01/32 .................. 135 126,259
Alpha Generation LLC
(b)
6.75% , 10/15/32 .................. 1,007 1,044,203
6.25% , 01/15/34 .................. 720 724,475
American Electric Power Co., Inc.
5.75% , 11/01/27 .................. 620 637,632
3.20% , 11/13/27 .................. 595 587,373

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series J , 4.30% , 12/01/28 ............ USD 595 $ 599,213
5.20% , 01/15/29 .................. 1,050 1,082,410
2.30% , 03/01/30 .................. 314 290,574
5.95% , 11/01/32 .................. 565 605,816
5.63% , 03/01/33 .................. 674 706,045
3.25% , 03/01/50 .................. 405 272,991
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95% ,
12/15/54
(g)
.................... 605 648,725
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05% ,
12/15/54
(g)
.................... 160 167,208
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 3.88% ,
02/15/62
(g)
.................... 704 692,934
American Transmission Systems, Inc.
(b)
2.65% , 01/15/32 .................. 695 626,974
5.00% , 09/01/44 .................. 540 502,820
Appalachian Power Co.
Series X , 3.30% , 06/01/27 ............ 255 252,769
Series AA , 2.70% , 04/01/31 ........... 450 412,623
Series BB , 4.50% , 08/01/32 ........... 690 683,433
5.65% , 04/01/34 .................. 335 349,426
7.00% , 04/01/38 .................. 550 622,865
4.40% , 05/15/44 .................. 360 302,781
4.45% , 06/01/45 .................. 315 263,726
Series Y , 4.50% , 03/01/49 ............ 305 251,530
Series Z , 3.70% , 05/01/50 ............ 390 285,510
Arizona Public Service Co.
2.95% , 09/15/27 .................. 475 467,304
2.60% , 08/15/29 .................. 654 619,321
2.20% , 12/15/31 .................. 520 457,319
6.35% , 12/15/32 .................. 445 485,244
5.55% , 08/01/33 .................. 535 557,504
5.70% , 08/15/34 .................. 570 597,783
5.05% , 09/01/41 .................. 302 291,883
4.50% , 04/01/42 .................. 331 291,052
4.35% , 11/15/45 .................. 633 527,752
3.75% , 05/15/46 .................. 470 359,960
4.20% , 08/15/48 .................. 457 369,207
4.25% , 03/01/49 .................. 425 341,063
3.50% , 12/01/49 .................. 473 332,824
3.35% , 05/15/50 .................. 665 458,640
2.65% , 09/15/50 .................. 640 383,359
5.90% , 08/15/55 .................. 475 483,000
Atlantic City Electric Co.
4.00% , 10/15/28 .................. 508 508,706
2.30% , 03/15/31 .................. 620 562,786
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(e)
..................... 355 381,624
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(b)
. 490 491,315
Avangrid, Inc., 3.80%, 06/01/29 ......... 597 589,258
Axia Energia
(e)
4.63% , 02/04/30 .................. 600 582,228
6.50% , 01/11/35
(d)
................. 800 828,854
Baltimore Gas & Electric Co.
2.25% , 06/15/31 .................. 643 581,358
5.30% , 06/01/34 .................. 280 288,398
5.45% , 06/01/35 .................. 970 1,003,927
6.35% , 10/01/36 .................. 315 347,895
3.50% , 08/15/46 .................. 530 393,660
3.75% , 08/15/47 .................. 478 363,894
4.25% , 09/15/48 .................. 280 229,501
3.20% , 09/15/49 .................. 436 296,357
2.90% , 06/15/50 .................. 585 373,299
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.55% , 06/01/52 .................. USD 620 $ 521,541
5.40% , 06/01/53 .................. 715 686,798
5.65% , 06/01/54 .................. 385 381,708
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(d) (e)
.................... 597 652,162
California Buyer Ltd., 6.38%, 02/15/32
(b)
.... 990 987,778
Capital Power US Holdings, Inc.
(b)
5.26% , 06/01/28 .................. 30 30,583
6.19% , 06/01/35 .................. 85 89,000
Castle Peak Power Finance Co. Ltd.
(e)
3.25% , 07/25/27 .................. 400 396,068
2.20% , 06/22/30 .................. 200 184,140
2.13% , 03/03/31 .................. 400 361,510
Celeo Redes Operacion Chile SA, 5.20%,
06/22/47
(b)
..................... 365 339,848
CenterPoint Energy Houston Electric LLC
Series AA , 3.00% , 02/01/27 ........... 215 213,327
5.20% , 10/01/28 .................. 755 778,763
4.80% , 03/15/30 .................. 595 608,793
Series AE , 2.35% , 04/01/31 ........... 578 523,950
Series AG , 3.00% , 03/01/32 .......... 690 634,357
Series ai. , 4.45% , 10/01/32 ........... 405 403,041
Series K2 , 6.95% , 03/15/33 ........... 198 224,255
4.95% , 04/01/33 .................. 775 787,601
5.15% , 03/01/34 .................. 250 255,884
5.05% , 03/01/35 .................. 390 394,019
Series AQ , 4.95% , 08/15/35 .......... 385 385,736
3.55% , 08/01/42 .................. 540 428,435
4.50% , 04/01/44 .................. 530 464,358
3.95% , 03/01/48 .................. 473 373,866
Series AD , 2.90% , 07/01/50 ........... 428 274,800
Series AF , 3.35% , 04/01/51 ........... 705 495,196
Series AH , 3.60% , 03/01/52 ........... 380 277,695
Series AJ , 4.85% , 10/01/52 ........... 665 592,739
5.30% , 04/01/53 .................. 535 509,802
Central International Development BVI Ltd.,
5.10%, 08/19/27
(e)
................ 400 403,594
CGNPC International Ltd., 3.75%, 12/11/27
(e)
. 200 199,168
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e) (j)
296 267,990
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(g) (h)
..................... 400 406,829
3.00% , 12/10/29 .................. 1,000 965,408
2.70% , 01/20/31 .................. 200 188,088
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 800 806,030
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%, 05/08/27
(e)
.. 400 397,971
Cleco Corporate Holdings LLC, 4.97%,
05/01/46 ...................... 390 334,664
Cleco Power LLC, 5.30%, 01/15/36
(b)
...... 230 231,047
Cleveland Electric Illuminating Co. (The)
3.50% , 04/01/28
(b)
................. 480 472,900
4.55% , 11/15/30
(b)
................. 440 437,724
5.95% , 12/15/36 .................. 355 370,815
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(e) (g) (h)
........ 200 207,994
CLP Power Hong Kong Financing Ltd.
(e)
3.38% , 10/26/27 .................. 800 792,870
2.13% , 06/30/30 .................. 600 553,607
2.25% , 07/21/31 .................. 200 181,939

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Commonwealth Edison Co.
Series 122 , 2.95% , 08/15/27 .......... USD 805 $ 795,480
3.70% , 08/15/28 .................. 760 757,448
2.20% , 03/01/30 .................. 592 549,154
Series 132 , 3.15% , 03/15/32 .......... 315 293,850
4.90% , 02/01/33 .................. 80 81,593
5.30% , 06/01/34 .................. 200 207,429
5.90% , 03/15/36 .................. 672 719,759
6.45% , 01/15/38 .................. 363 404,081
3.80% , 10/01/42 .................. 175 141,195
4.60% , 08/15/43 .................. 420 374,150
4.70% , 01/15/44 .................. 321 287,796
3.70% , 03/01/45 .................. 347 270,455
4.35% , 11/15/45 .................. 466 396,934
3.65% , 06/15/46 .................. 610 466,450
Series 123 , 3.75% , 08/15/47 .......... 683 524,935
4.00% , 03/01/48 .................. 735 584,728
4.00% , 03/01/49 .................. 478 378,539
Series 127 , 3.20% , 11/15/49 .......... 439 296,968
3.00% , 03/01/50 .................. 372 243,828
Series 130 , 3.13% , 03/15/51 .......... 710 471,020
Series 131 , 2.75% , 09/01/51 .......... 655 401,420
Series 133 , 3.85% , 03/15/52 .......... 340 255,333
5.30% , 02/01/53 .................. 415 391,953
5.65% , 06/01/54 .................. 255 252,686
5.95% , 06/01/55 .................. 605 625,231
Connecticut Light & Power Co. (The)
Series A , 3.20% , 03/15/27 ............ 273 271,319
4.65% , 01/01/29 .................. 505 514,419
4.95% , 01/15/30 .................. 425 435,941
Series A , 2.05% , 07/01/31 ............ 595 528,863
4.90% , 07/01/33 .................. 365 368,193
4.95% , 08/15/34 .................. 525 529,064
4.30% , 04/15/44 .................. 560 479,506
Series A , 4.15% , 06/01/45 ............ 545 451,748
4.00% , 04/01/48 .................. 747 594,136
5.25% , 01/15/53 .................. 621 589,100
Consorcio Transmantaro SA
(d)(e)
4.70% , 04/16/34 .................. 800 793,165
5.20% , 04/11/38 .................. 400 397,622
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
..................... 564 588,457
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
..................... 520 536,529
Dayton Power & Light Co. (The)
4.55% , 08/15/30 .................. 405 402,892
3.95% , 06/15/49 .................. 521 391,144
Dhafrah Pv2 Energy Co. LLC, 5.79%,
06/30/53
(b)
..................... 800 811,928
Dominion Energy South Carolina, Inc.
Series A , 2.30% , 12/01/31 ............ 475 424,804
6.63% , 02/01/32 .................. 306 340,077
5.30% , 05/15/33 .................. 585 606,514
Series 2025 , 5.30% , 01/15/35 ......... 285 294,114
6.05% , 01/15/38 .................. 239 257,721
5.45% , 02/01/41 .................. 410 412,094
4.60% , 06/15/43 .................. 369 331,776
6.25% , 10/15/53 .................. 510 547,387
5.10% , 06/01/65 .................. 495 440,308
DPL LLC, 4.35%, 04/15/29 ............ 485 479,651
DTE Electric Co.
4.25% , 05/14/27 .................. 35 35,235
Series A , 1.90% , 04/01/28 ............ 905 869,120
2.25% , 03/01/30 .................. 516 479,833
Series C , 2.63% , 03/01/31 ........... 423 392,334
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A , 3.00% , 03/01/32 ............ USD 700 $ 648,554
5.20% , 04/01/33 .................. 650 674,768
5.20% , 03/01/34 .................. 555 571,984
5.25% , 05/15/35 .................. 640 655,623
Series A , 4.00% , 04/01/43 ............ 286 238,133
4.30% , 07/01/44 .................. 335 287,647
3.70% , 03/15/45 .................. 435 340,581
3.70% , 06/01/46 .................. 546 420,936
3.75% , 08/15/47 .................. 560 431,262
Series A , 4.05% , 05/15/48 ............ 633 512,019
3.95% , 03/01/49 .................. 717 565,928
2.95% , 03/01/50 .................. 737 487,089
Series B , 3.25% , 04/01/51 ............ 595 409,022
Series B , 3.65% , 03/01/52 ............ 433 319,085
5.40% , 04/01/53 .................. 645 626,887
5.85% , 05/15/55 .................. 525 540,088
Duke Energy Carolinas LLC
3.95% , 11/15/28 .................. 865 866,267
Series A , 6.00% , 12/01/28 ............ 325 342,679
2.45% , 08/15/29 .................. 600 569,063
2.45% , 02/01/30 .................. 345 323,109
4.85% , 03/15/30 .................. 275 282,738
2.55% , 04/15/31 .................. 550 506,882
2.85% , 03/15/32 .................. 580 531,246
6.45% , 10/15/32 .................. 390 431,211
4.95% , 01/15/33 .................. 1,095 1,123,433
4.85% , 01/15/34 .................. 670 675,434
5.25% , 03/15/35 .................. 430 443,023
6.10% , 06/01/37 .................. 514 552,407
6.00% , 01/15/38 .................. 320 344,341
6.05% , 04/15/38 .................. 562 608,609
5.30% , 02/15/40 .................. 868 874,197
4.25% , 12/15/41 .................. 502 442,604
4.00% , 09/30/42 .................. 745 627,180
3.75% , 06/01/45 .................. 626 492,813
3.88% , 03/15/46 .................. 493 389,514
3.70% , 12/01/47 .................. 658 500,675
3.95% , 03/15/48 .................. 545 430,202
3.20% , 08/15/49 .................. 795 544,528
3.45% , 04/15/51 .................. 540 381,562
3.55% , 03/15/52 .................. 583 419,194
5.35% , 01/15/53 .................. 780 748,052
5.40% , 01/15/54 .................. 963 931,670
Duke Energy Carolinas Nc Storm Funding II
LLC, Series A-1, 4.23%, 07/01/35 ...... 300 298,225
Duke Energy Corp.
3.15% , 08/15/27 .................. 930 919,333
5.00% , 12/08/27 .................. 683 695,889
4.30% , 03/15/28 .................. 900 906,082
4.85% , 01/05/29 .................. 365 372,885
3.40% , 06/15/29 .................. 260 254,456
2.45% , 06/01/30 .................. 817 758,627
2.55% , 06/15/31 .................. 970 884,067
4.50% , 08/15/32 .................. 1,155 1,151,502
5.75% , 09/15/33 .................. 600 635,410
5.45% , 06/15/34 .................. 730 757,904
4.95% , 09/15/35 .................. 1,185 1,174,062
3.30% , 06/15/41 .................. 683 524,792
4.80% , 12/15/45 .................. 661 584,311
3.75% , 09/01/46 .................. 1,386 1,050,363
3.95% , 08/15/47 .................. 526 404,668
4.20% , 06/15/49 .................. 588 464,354
3.50% , 06/15/51 .................. 778 538,690
5.00% , 08/15/52 .................. 1,140 1,003,054
6.10% , 09/15/53 .................. 760 783,291

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% , 06/15/54 .................. USD 430 $ 424,390
5.70% , 09/15/55 .................. 1,415 1,375,487
Duke Energy Florida LLC
3.80% , 07/15/28 .................. 648 647,941
2.50% , 12/01/29 .................. 1,010 954,678
1.75% , 06/15/30 .................. 777 701,163
4.20% , 12/01/30 .................. 75 74,852
2.40% , 12/15/31 .................. 790 713,298
5.88% , 11/15/33 .................. 710 763,364
4.85% , 12/01/35 .................. 395 392,105
6.35% , 09/15/37 .................. 678 750,932
6.40% , 06/15/38 .................. 906 1,006,933
5.65% , 04/01/40 .................. 480 494,507
3.85% , 11/15/42 .................. 435 356,766
3.40% , 10/01/46 .................. 695 506,956
4.20% , 07/15/48 .................. 463 375,608
3.00% , 12/15/51 .................. 655 422,714
5.95% , 11/15/52 .................. 434 448,978
6.20% , 11/15/53 .................. 575 615,792
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(d)
........ 125 107,509
Duke Energy Indiana LLC
5.25% , 03/01/34 .................. 430 445,545
6.12% , 10/15/35 .................. 161 174,015
6.35% , 08/15/38 .................. 375 413,284
6.45% , 04/01/39 .................. 400 443,904
4.90% , 07/15/43 .................. 328 306,325
3.75% , 05/15/46 .................. 429 334,407
Series YYY , 3.25% , 10/01/49 .......... 606 417,662
2.75% , 04/01/50 .................. 465 291,528
5.40% , 04/01/53 .................. 450 429,336
5.90% , 05/15/55 .................. 290 296,863
Duke Energy Ohio, Inc.
3.65% , 02/01/29 .................. 708 701,769
2.13% , 06/01/30 .................. 658 603,501
5.25% , 04/01/33 .................. 530 547,978
5.30% , 06/15/35 .................. 420 431,075
3.70% , 06/15/46 .................. 265 202,333
4.30% , 02/01/49 .................. 460 377,019
5.65% , 04/01/53 .................. 415 409,896
5.55% , 03/15/54 .................. 360 351,410
Duke Energy Progress LLC
4.35% , 03/06/27 .................. 140 140,936
3.70% , 09/01/28 .................. 185 184,415
3.45% , 03/15/29 .................. 655 645,661
2.00% , 08/15/31 .................. 430 382,233
3.40% , 04/01/32 .................. 420 397,094
5.25% , 03/15/33 .................. 365 378,304
5.10% , 03/15/34 .................. 525 538,980
5.05% , 03/15/35 .................. 705 714,415
6.30% , 04/01/38 .................. 320 353,407
4.10% , 05/15/42 .................. 478 405,856
4.10% , 03/15/43 .................. 290 243,794
4.38% , 03/30/44 .................. 326 280,094
4.15% , 12/01/44 .................. 485 403,406
4.20% , 08/15/45 .................. 624 519,288
3.70% , 10/15/46 .................. 568 435,223
3.60% , 09/15/47 .................. 427 319,181
2.50% , 08/15/50 .................. 747 436,725
2.90% , 08/15/51 .................. 345 217,144
4.00% , 04/01/52 .................. 415 321,318
5.35% , 03/15/53 .................. 565 540,995
5.55% , 03/15/55 .................. 440 433,845
Duquesne Light Holdings, Inc.
(b)
3.62% , 08/01/27 .................. 343 339,096
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.53% , 10/01/30 .................. USD 545 $ 498,085
2.78% , 01/07/32 .................. 145 129,524
Edison International
5.75% , 06/15/27 .................. 247 251,250
4.13% , 03/15/28 .................. 720 715,033
5.25% , 11/15/28 .................. 445 452,601
5.45% , 06/15/29 .................. 410 418,628
6.95% , 11/15/29 .................. 370 395,205
6.25% , 03/15/30 .................. 160 167,969
5.25% , 03/15/32 .................. 325 326,175
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(d) (g)
................... 505 523,478
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(g)
.................... 457 475,365
El Paso Electric Co.
6.00% , 05/15/35 .................. 395 410,360
5.00% , 12/01/44 .................. 317 282,522
Emera US Finance LP
2.64% , 06/15/31 .................. 430 389,135
4.75% , 06/15/46 .................. 1,532 1,309,239
Enel Chile SA, 4.88%, 06/12/28 ......... 1,126 1,141,544
Enel Finance America LLC, 2.88%, 07/12/41
(b)
1,185 853,970
Enel Finance International NV
(b)
3.63% , 05/25/27 .................. 625 621,552
4.63% , 06/15/27 .................. 1,045 1,051,686
3.50% , 04/06/28 .................. 1,510 1,491,002
2.13% , 07/12/28 .................. 1,040 991,156
4.13% , 09/30/28 .................. 600 599,905
4.88% , 06/14/29
(d)
................. 1,385 1,427,185
5.13% , 06/26/29 .................. 1,125 1,153,902
4.38% , 09/30/30 .................. 600 598,247
2.50% , 07/12/31 .................. 920 827,854
5.00% , 06/15/32 .................. 1,020 1,038,244
7.50% , 10/14/32 .................. 1,100 1,264,462
5.50% , 06/26/34 .................. 275 283,798
5.00% , 09/30/35 .................. 600 593,271
6.80% , 09/15/37 .................. 755 844,114
6.00% , 10/07/39 .................. 1,280 1,334,579
4.75% , 05/25/47 .................. 1,261 1,086,780
5.50% , 06/15/52 .................. 945 885,757
7.75% , 10/14/52 .................. 765 933,780
5.75% , 09/30/55 .................. 600 583,473
Energuate Trust 2 0, 6.35%, 09/15/35
(e)
.... 800 799,215
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(b)
. 600 559,313
Engie Energia Chile SA
(e)
3.40% , 01/28/30 .................. 400 379,112
6.38% , 04/17/34 .................. 600 638,715
Entergy Arkansas LLC
4.00% , 06/01/28 .................. 515 516,368
5.15% , 01/15/33 .................. 370 381,693
5.30% , 09/15/33 .................. 330 342,823
5.45% , 06/01/34 .................. 710 741,154
4.95% , 01/15/36 .................. 390 388,838
4.20% , 04/01/49 .................. 605 488,509
2.65% , 06/15/51 .................. 767 455,764
3.35% , 06/15/52 .................. 530 360,418
5.75% , 06/01/54 .................. 495 495,218
5.75% , 01/15/56 .................. 350 350,206
Entergy Corp.
1.90% , 06/15/28 .................. 335 318,856
2.80% , 06/15/30 .................. 632 592,534
2.40% , 06/15/31 .................. 415 372,682
3.75% , 06/15/50 .................. 485 353,226

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.67%), 7.13% ,
12/01/54
(g)
.................... USD 875 $ 915,569
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.18%), 5.88% ,
06/15/56
(g)
.................... 285 284,774
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.01%), 6.10% ,
06/15/56
(g)
.................... 395 394,714
Entergy Louisiana LLC
3.12% , 09/01/27 .................. 520 514,352
3.25% , 04/01/28 .................. 618 610,377
1.60% , 12/15/30 .................. 425 375,657
3.05% , 06/01/31 .................. 408 382,560
2.35% , 06/15/32 .................. 885 782,983
4.00% , 03/15/33 .................. 717 689,906
5.35% , 03/15/34 .................. 415 430,681
5.15% , 09/15/34 .................. 720 734,949
3.10% , 06/15/41 .................. 545 416,002
4.95% , 01/15/45 .................. 670 617,839
4.20% , 09/01/48 .................. 956 771,755
4.20% , 04/01/50 .................. 630 501,573
2.90% , 03/15/51 .................. 789 494,050
4.75% , 09/15/52 .................. 625 542,132
5.70% , 03/15/54 .................. 580 576,525
5.80% , 03/15/55 .................. 475 477,021
Entergy Mississippi LLC
2.85% , 06/01/28 .................. 540 527,116
5.00% , 09/01/33 .................. 290 294,777
3.85% , 06/01/49 .................. 540 412,542
3.50% , 06/01/51 .................. 205 143,437
5.85% , 06/01/54 .................. 350 354,263
5.80% , 04/15/55 .................. 420 422,121
Entergy Texas, Inc.
4.00% , 03/30/29 .................. 561 559,538
1.75% , 03/15/31 .................. 624 550,768
5.25% , 04/15/35 .................. 485 495,284
4.50% , 03/30/39 .................. 420 388,709
3.55% , 09/30/49 .................. 575 411,920
5.00% , 09/15/52 .................. 505 450,056
5.80% , 09/01/53 .................. 325 323,877
5.55% , 09/15/54 .................. 425 410,804
Eskom Holdings, 8.45%, 08/10/28
(e)
....... 400 428,533
EUSHI Finance, Inc.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.14%), 7.63% ,
12/15/54 ..................... 575 604,899
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.51%), 6.25% ,
04/01/56 ..................... 250 250,504
Evergy Kansas Central, Inc.
3.10% , 04/01/27 .................. 505 500,578
4.70% , 03/13/28 .................. 205 207,699
5.90% , 11/15/33 .................. 340 363,303
5.25% , 03/15/35 .................. 495 504,226
4.13% , 03/01/42 .................. 248 210,541
4.10% , 04/01/43 .................. 314 263,617
4.25% , 12/01/45 .................. 368 305,573
3.25% , 09/01/49 .................. 860 589,289
3.45% , 04/15/50 .................. 445 313,090
5.70% , 03/15/53 .................. 585 582,765
Evergy Metro, Inc.
Series 2020 , 2.25% , 06/01/30 ......... 250 230,488
4.95% , 04/15/33 .................. 385 391,265
5.40% , 04/01/34 .................. 375 390,265
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.13% , 08/15/35 .................. USD 355 $ 358,214
5.30% , 10/01/41 .................. 370 366,656
4.20% , 06/15/47 .................. 386 314,669
Series 2019 , 4.13% , 04/01/49 ......... 442 353,382
Evergy Missouri West, Inc.
(b)
5.15% , 12/15/27 .................. 650 661,724
5.65% , 06/01/34 .................. 200 206,311
5.25% , 12/15/35 .................. 560 561,760
Evergy, Inc.
2.90% , 09/15/29 .................. 1,010 962,704
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.56%), 6.65% ,
06/01/55
(g)
.................... 15 15,415
Eversource Energy
2.90% , 03/01/27 .................. 725 716,274
4.60% , 07/01/27 .................. 535 539,020
Series M , 3.30% , 01/15/28 ........... 372 366,693
5.45% , 03/01/28 .................. 1,426 1,463,702
5.95% , 02/01/29 .................. 825 862,694
Series O , 4.25% , 04/01/29 ........... 265 265,083
Series R , 1.65% , 08/15/30 ........... 390 345,093
4.45% , 12/15/30 .................. 495 494,053
2.55% , 03/15/31 .................. 482 438,255
5.85% , 04/15/31 .................. 855 902,124
3.38% , 03/01/32 .................. 335 310,462
5.13% , 05/15/33 .................. 850 858,156
5.50% , 01/01/34 .................. 625 642,860
5.95% , 07/15/34 .................. 170 179,961
3.45% , 01/15/50 .................. 731 519,521
Exelon Corp.
2.75% , 03/15/27 .................. 340 335,566
5.15% , 03/15/28 .................. 1,005 1,027,809
5.15% , 03/15/29 .................. 455 468,252
4.05% , 04/15/30 .................. 1,450 1,436,790
5.13% , 03/15/31 .................. 505 521,751
3.35% , 03/15/32 .................. 445 416,944
5.30% , 03/15/33 .................. 655 678,522
5.45% , 03/15/34 .................. 565 587,052
4.95% , 06/15/35 .................. 636 632,312
5.63% , 06/15/35 .................. 815 850,323
5.10% , 06/15/45 .................. 639 590,140
4.45% , 04/15/46 .................. 875 735,755
4.70% , 04/15/50 .................. 320 273,071
4.10% , 03/15/52 .................. 750 577,386
5.60% , 03/15/53 .................. 905 875,621
5.88% , 03/15/55 .................. 505 505,961
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
03/15/55
(g)
.................... 160 165,851
FirstEnergy Corp.
Series B , 3.90% , 07/15/27 ............ 1,489 1,485,631
2.65% , 03/01/30 .................. 617 576,944
Series B , 2.25% , 09/01/30 ............ 450 408,244
Series C , 4.85% , 07/15/47 ........... 830 733,778
Series C , 3.40% , 03/01/50 ........... 1,060 736,727
FirstEnergy Pennsylvania Electric Co.
(b)
3.25% , 03/15/28 .................. 604 592,660
5.20% , 04/01/28 .................. 220 224,768
4.30% , 01/15/29 .................. 480 480,423
3.60% , 06/01/29 .................. 413 405,074
FirstEnergy Transmission LLC
2.87% , 09/15/28
(b)
................. 605 586,880
4.55% , 01/15/30 .................. 475 477,647
4.75% , 01/15/33 .................. 420 417,387
5.00% , 01/15/35 .................. 170 170,103

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.45% , 07/15/44
(b)
................. USD 390 $ 376,180
4.55% , 04/01/49
(b)
................. 473 403,206
Florida Power & Light Co.
Series A , 3.30% , 05/30/27 ............ 1,005 999,288
5.05% , 04/01/28 .................. 801 821,027
4.40% , 05/15/28 .................. 600 607,532
5.15% , 06/15/29 .................. 675 700,371
4.63% , 05/15/30 .................. 510 520,118
2.45% , 02/03/32 .................. 1,463 1,318,296
5.10% , 04/01/33 .................. 690 712,337
4.80% , 05/15/33 .................. 790 801,944
5.63% , 04/01/34 .................. 435 461,452
5.30% , 06/15/34 .................. 985 1,028,227
5.00% , 08/01/34 .................. 105 107,046
4.95% , 06/01/35 .................. 608 612,075
4.70% , 02/15/36 .................. 655 647,060
5.65% , 02/01/37 .................. 355 378,564
5.95% , 02/01/38 .................. 559 604,811
5.96% , 04/01/39 .................. 719 774,638
5.69% , 03/01/40 .................. 278 291,517
5.25% , 02/01/41 .................. 240 239,237
4.13% , 02/01/42 .................. 689 597,829
4.05% , 06/01/42 .................. 485 412,986
3.80% , 12/15/42 .................. 620 507,191
4.05% , 10/01/44 .................. 468 389,053
3.70% , 12/01/47 .................. 852 653,635
3.95% , 03/01/48 .................. 1,142 909,192
4.13% , 06/01/48 .................. 658 534,942
3.99% , 03/01/49 .................. 650 515,880
3.15% , 10/01/49 .................. 934 640,014
2.88% , 12/04/51 .................. 1,003 640,395
5.30% , 04/01/53 .................. 795 761,472
5.60% , 06/15/54 .................. 860 861,908
5.70% , 03/15/55 .................. 930 943,367
5.80% , 03/15/65 .................. 265 269,748
5.60% , 02/15/66 .................. 925 912,077
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29
(e)
. 600 598,602
Georgia Power Co.
5.00% , 02/23/27 .................. 180 182,228
3.25% , 03/30/27 .................. 388 385,962
4.65% , 05/16/28 .................. 905 918,390
4.00% , 10/01/28 .................. 520 521,661
Series B , 2.65% , 09/15/29 ............ 875 833,421
4.55% , 03/15/30 .................. 695 705,411
4.85% , 03/15/31 .................. 1,205 1,235,280
4.70% , 05/15/32 .................. 543 550,224
4.95% , 05/17/33 .................. 1,105 1,127,922
5.25% , 03/15/34 .................. 980 1,010,879
5.20% , 03/15/35 .................. 770 788,845
Series 10-C , 4.75% , 09/01/40 ......... 640 607,423
4.30% , 03/15/42 .................. 1,186 1,041,449
4.30% , 03/15/43 .................. 570 494,714
Series B , 3.70% , 01/30/50 ............ 453 338,579
Series A , 3.25% , 03/15/51 ............ 728 498,497
5.13% , 05/15/52 .................. 758 704,989
5.50% , 10/01/55 .................. 690 672,085
Hanwha Futureproof Corp., 4.75%, 04/30/28
(e)
400 406,327
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(b)
205 207,956
Hengjian International Investment Ltd., 4.25%,
06/17/28
(e)
..................... 400 402,319
Hongkong Electric Finance Ltd.
(e)
2.25% , 06/09/30 .................. 400 368,972
1.88% , 08/27/30 .................. 600 542,310
Iberdrola International BV, 6.75%, 07/15/36 .. 457 518,586
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Idaho Power Co.
5.20% , 08/15/34 .................. USD 405 $ 415,365
Series K , 4.20% , 03/01/48 ............ 645 528,152
5.50% , 03/15/53 .................. 330 322,063
5.80% , 04/01/54 .................. 240 244,088
5.70% , 03/15/55 .................. 530 533,058
Indiana Michigan Power Co.
3.85% , 05/15/28 .................. 531 530,118
6.05% , 03/15/37 .................. 160 173,571
Series K , 4.55% , 03/15/46 ............ 466 406,358
Series L , 3.75% , 07/01/47 ............ 519 395,275
4.25% , 08/15/48 .................. 421 341,842
3.25% , 05/01/51 .................. 425 284,819
5.63% , 04/01/53 .................. 516 513,311
Indianapolis Power & Light Co.
(b)
5.65% , 12/01/32 .................. 680 712,316
5.05% , 08/15/35 .................. 275 276,373
4.05% , 05/01/46 .................. 385 307,089
5.70% , 04/01/54 .................. 880 874,228
Interchile SA, 4.50%, 06/30/56
(e)
......... 1,000 851,963
Interstate Power & Light Co.
4.10% , 09/26/28 .................. 605 606,073
3.60% , 04/01/29 .................. 260 255,712
2.30% , 06/01/30 .................. 460 423,924
5.70% , 10/15/33 .................. 280 294,250
4.95% , 09/30/34 .................. 310 309,213
5.60% , 06/29/35 .................. 585 608,815
6.25% , 07/15/39 .................. 395 422,793
3.70% , 09/15/46 .................. 100 74,876
3.50% , 09/30/49 .................. 452 324,643
3.10% , 11/30/51 .................. 295 189,920
5.45% , 09/30/54 .................. 560 531,166
5.60% , 10/01/55 .................. 640 620,924
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 600 603,934
IPALCO Enterprises, Inc.
4.25% , 05/01/30 .................. 532 521,416
5.75% , 04/01/34 .................. 285 290,621
ITC Holdings Corp.
4.95% , 09/22/27
(b)
................. 890 900,748
3.35% , 11/15/27 .................. 753 745,700
2.95% , 05/14/30
(b)
................. 225 212,527
5.40% , 06/01/33
(b)
................. 270 277,631
5.65% , 05/09/34
(b)
................. 400 415,928
5.30% , 07/01/43 .................. 302 288,675
Jersey Central Power & Light Co.
4.15% , 01/15/29
(b)
................. 585 584,771
4.40% , 01/15/31
(b)
................. 520 518,355
2.75% , 03/01/32
(b)
................. 605 545,833
5.10% , 01/15/35 .................. 305 309,068
5.15% , 01/15/36
(b)
................. 375 379,730
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 83 80,571
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%, 10/01/54 . 291 279,175
Kallpa Generacion SA
(e)
5.88% , 01/30/32 .................. 535 557,352
5.50% , 09/11/35
(d)
................. 600 599,254
Kentucky Power Co., 7.00%, 11/15/33
(b)
.... 370 402,913
Kentucky Utilities Co.
Series KENT , 5.45% , 04/15/33 ......... 335 350,611
5.13% , 11/01/40 .................. 788 771,345
4.38% , 10/01/45 .................. 724 613,385
3.30% , 06/01/50 .................. 487 337,097
5.85% , 08/15/55 .................. 490 497,483

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Korea East-West Power Co. Ltd.
(e)
4.88% , 07/12/28 .................. USD 400 $ 407,369
4.00% , 05/04/31 .................. 200 196,872
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ 425 409,788
Liberty Utilities Co.
(b)
5.58% , 01/31/29 .................. 710 731,807
5.87% , 01/31/34 .................. 345 360,500
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(b)
..................... 628 569,348
Limak Yenilenebilir Enerji A/S, 9.63%,
08/12/30
(e)
..................... 600 593,095
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 562 582,984
Long Ridge Energy LLC, 8.75%, 02/15/32
(b)
.. 585 621,269
Louisville Gas & Electric Co.
Series LOU , 5.45% , 04/15/33 ......... 445 464,609
4.25% , 04/01/49 .................. 275 226,015
5.85% , 08/15/55 .................. 545 552,423
Massachusetts Electric Co.
(b)
1.73% , 11/24/30 .................. 680 597,839
5.90% , 11/15/39 .................. 380 397,367
4.00% , 08/15/46 .................. 377 297,202
5.87% , 02/26/54 .................. 435 433,848
Mazoon Assets Co. SAOC
(e)
5.20% , 11/08/27 .................. 400 402,657
5.50% , 02/14/29 .................. 600 613,259
5.25% , 10/09/31 .................. 800 812,811
MidAmerican Energy Co.
3.10% , 05/01/27 .................. 495 491,621
3.65% , 04/15/29 .................. 1,326 1,313,609
6.75% , 12/30/31 .................. 232 261,199
5.35% , 01/15/34 .................. 285 296,535
5.75% , 11/01/35 .................. 168 179,394
5.80% , 10/15/36 .................. 53 56,656
4.80% , 09/15/43 .................. 435 398,192
4.40% , 10/15/44 .................. 525 451,837
4.25% , 05/01/46 .................. 500 417,608
3.95% , 08/01/47 .................. 638 506,189
3.65% , 08/01/48 .................. 635 476,439
4.25% , 07/15/49 .................. 717 588,427
3.15% , 04/15/50 .................. 593 400,167
2.70% , 08/01/52 .................. 850 521,812
5.85% , 09/15/54 .................. 890 912,325
5.30% , 02/01/55 .................. 750 711,227
5.50% , 11/15/56 .................. 275 268,368
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 842 842,996
Minejesa Capital BV
(e)
4.63% , 08/10/30 .................. 719 717,147
5.63% , 08/10/37 .................. 800 792,134
Mississippi Power Co.
3.95% , 03/30/28 .................. 620 620,186
Series 12-A , 4.25% , 03/15/42 ......... 446 383,472
Series B , 3.10% , 07/30/51 ............ 408 269,462
Monongahela Power Co.
(b)
3.55% , 05/15/27 .................. 90 89,442
5.85% , 02/15/34 .................. 445 471,038
5.40% , 12/15/43 .................. 730 709,777
Narragansett Electric Co. (The)
(b)
3.92% , 08/01/28 .................. 255 254,557
3.40% , 04/09/30 .................. 820 789,883
5.35% , 05/01/34 .................. 545 560,158
5.64% , 03/15/40 .................. 360 367,719
National Grid USA, 5.80%, 04/01/35 ...... 193 201,972
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Nevada Power Co.
Series CC , 3.70% , 05/01/29 .......... USD 820 $ 810,403
Series DD , 2.40% , 05/01/30 .......... 550 508,373
Series N , 6.65% , 04/01/36 ........... 323 361,319
Series R , 6.75% , 07/01/37 ........... 560 628,364
Series EE , 3.13% , 08/01/50 ........... 425 278,194
Series GG , 5.90% , 05/01/53 .......... 360 362,640
6.00% , 03/15/54 .................. 560 573,000
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.94%), 6.25% ,
05/15/55
(g)
.................... 35 35,339
New England Power Co.
(b)
3.80% , 12/05/47 .................. 386 294,068
2.81% , 10/06/50 .................. 527 320,896
5.94% , 11/25/52 .................. 290 293,441
5.85% , 09/08/55 .................. 145 145,935
NextEra Energy Capital Holdings, Inc.
3.55% , 05/01/27 .................. 1,303 1,296,828
4.63% , 07/15/27 .................. 1,185 1,197,068
4.69% , 09/01/27 .................. 515 520,822
4.85% , 02/04/28 .................. 550 559,877
4.90% , 02/28/28 .................. 1,340 1,364,352
1.90% , 06/15/28 .................. 1,437 1,371,157
4.90% , 03/15/29 .................. 940 963,131
3.50% , 04/01/29 .................. 625 614,079
2.75% , 11/01/29 .................. 1,147 1,093,239
5.00% , 02/28/30 .................. 645 663,567
5.05% , 03/15/30 .................. 830 855,827
2.25% , 06/01/30 .................. 1,987 1,828,309
2.44% , 01/15/32 .................. 803 716,214
5.30% , 03/15/32 .................. 845 877,557
5.00% , 07/15/32 .................. 770 787,385
5.05% , 02/28/33 .................. 1,315 1,343,674
5.25% , 03/15/34 .................. 1,100 1,127,194
5.45% , 03/15/35 .................. 990 1,021,188
3.00% , 01/15/52 .................. 625 395,256
5.25% , 02/28/53 .................. 1,115 1,036,527
5.55% , 03/15/54 .................. 365 351,742
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 6.70% ,
09/01/54
(g)
.................... 870 898,281
5.90% , 03/15/55 .................. 780 784,655
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
08/15/55
(g)
.................... 510 536,380
5.11% , 09/29/57
(b)
................. 330 295,155
4.80% , 12/01/77
(g)
................. 650 643,746
5.65% , 05/01/79
(g)
................. 449 453,710
Niagara Energy SAC, 5.75%, 10/03/34
(d) (e)
... 1,200 1,218,015
Niagara Mohawk Power Corp.
(b)
4.28% , 12/15/28 .................. 975 977,085
1.96% , 06/27/30 .................. 523 473,847
4.65% , 10/03/30 .................. 405 407,566
2.76% , 01/10/32 .................. 385 345,639
5.29% , 01/17/34 .................. 180 182,932
4.28% , 10/01/34 .................. 459 431,415
5.11% , 01/12/36 .................. 290 288,528
4.12% , 11/28/42 .................. 266 221,558
3.03% , 06/27/50 .................. 707 450,832
5.78% , 09/16/52 .................. 540 533,011
5.66% , 01/17/54 .................. 930 899,233
6.00% , 07/03/55 .................. 895 901,877
Northern States Power Co.
2.25% , 04/01/31 .................. 360 326,682
5.05% , 05/15/35 .................. 625 634,844

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.25% , 06/01/36 .................. USD 385 $ 423,268
6.20% , 07/01/37 .................. 348 380,908
5.35% , 11/01/39 .................. 489 494,286
3.40% , 08/15/42 .................. 500 391,823
3.60% , 09/15/47 .................. 466 350,695
2.90% , 03/01/50 .................. 734 480,638
2.60% , 06/01/51 .................. 471 286,979
3.20% , 04/01/52 .................. 468 319,145
4.50% , 06/01/52 .................. 385 326,149
5.10% , 05/15/53 .................. 680 629,005
5.40% , 03/15/54 .................. 600 580,341
5.65% , 06/15/54 .................. 435 435,554
5.65% , 05/15/55 .................. 385 384,716
NRG Energy, Inc.
2.45% , 12/02/27
(b)
................. 920 889,778
5.75% , 01/15/28 .................. 781 781,435
3.38% , 02/15/29
(b)
................. 575 551,192
4.45% , 06/15/29
(b)
................. 776 772,543
5.25% , 06/15/29
(b)
................. 835 837,356
5.75% , 07/15/29
(b)
................. 800 802,857
4.73% , 10/15/30
(b)
................. 550 550,163
3.63% , 02/15/31
(b)
................. 835 781,128
3.88% , 02/15/32
(b)
................. 496 464,135
6.00% , 02/01/33
(b)
................. 995 1,014,734
7.00% , 03/15/33
(b)
................. 745 819,511
5.75% , 01/15/34
(b)
................. 620 624,115
6.25% , 11/01/34
(b)
................. 935 958,910
5.41% , 10/15/35
(b)
................. 625 621,785
6.00% , 01/15/36
(b)
................. 2,335 2,358,456
NSTAR Electric Co.
3.20% , 05/15/27 .................. 594 589,456
3.25% , 05/15/29 .................. 430 419,115
4.85% , 03/01/30 .................. 415 424,739
3.95% , 04/01/30 .................. 478 472,798
1.95% , 08/15/31 .................. 650 572,605
5.40% , 06/01/34 .................. 560 579,707
5.20% , 03/01/35 .................. 650 661,564
5.50% , 03/15/40 .................. 380 383,975
4.40% , 03/01/44 .................. 390 336,553
3.10% , 06/01/51 .................. 512 342,660
4.55% , 06/01/52 .................. 295 249,581
4.95% , 09/15/52 .................. 515 462,116
NYSEG Storm Funding LLC, Series A-2, 4.87%,
05/01/32 ...................... 500 510,291
OGE Energy Corp., 5.45%, 05/15/29 ...... 510 528,155
Ohio Edison Co.
4.95% , 12/15/29
(b)
................. 250 255,496
5.50% , 01/15/33
(b)
................. 380 394,928
6.88% , 07/15/36 .................. 437 498,986
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 502 469,539
Series Q , 1.63% , 01/15/31 ........... 284 248,957
5.00% , 06/01/33 .................. 240 242,332
5.65% , 06/01/34 .................. 385 401,002
4.15% , 04/01/48 .................. 395 317,135
4.00% , 06/01/49 .................. 417 321,530
Series R , 2.90% , 10/01/51 ........... 595 368,363
Oklahoma Gas & Electric Co.
3.80% , 08/15/28 .................. 305 303,772
3.30% , 03/15/30 .................. 365 351,987
3.25% , 04/01/30 .................. 350 336,765
5.40% , 01/15/33 .................. 490 511,140
4.15% , 04/01/47 .................. 508 417,642
3.85% , 08/15/47 .................. 394 309,780
5.60% , 04/01/53 .................. 1,035 1,018,158
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% , 04/01/55 .................. USD 325 $ 328,089
OmGrid Funding Ltd., 5.20%, 05/16/27
(e)
.... 400 401,899
Oncor Electric Delivery Co. LLC
4.50% , 03/20/27
(b)
................. 475 478,701
4.30% , 05/15/28 .................. 295 297,248
3.70% , 11/15/28 .................. 875 869,368
5.75% , 03/15/29 .................. 160 167,561
4.65% , 11/01/29 .................. 615 626,066
2.75% , 05/15/30 .................. 1,020 963,915
7.00% , 05/01/32 .................. 268 302,119
4.15% , 06/01/32 .................. 245 239,352
4.55% , 09/15/32 .................. 470 469,211
7.25% , 01/15/33 .................. 565 647,020
5.65% , 11/15/33 .................. 560 592,790
5.35% , 04/01/35
(b)
................. 390 400,289
7.50% , 09/01/38 .................. 340 408,597
5.25% , 09/30/40 .................. 465 459,346
4.55% , 12/01/41 .................. 305 274,284
5.30% , 06/01/42 .................. 443 430,636
3.75% , 04/01/45 .................. 670 525,581
3.80% , 09/30/47 .................. 433 331,929
4.10% , 11/15/48 .................. 663 531,121
3.80% , 06/01/49 .................. 588 442,374
3.10% , 09/15/49 .................. 822 545,226
3.70% , 05/15/50 .................. 545 400,711
2.70% , 11/15/51 .................. 703 417,562
4.60% , 06/01/52 .................. 478 402,153
4.95% , 09/15/52 .................. 816 725,508
5.35% , 10/01/52 .................. 415 391,158
5.55% , 06/15/54 .................. 745 724,195
5.80% , 04/01/55
(b)
................. 475 476,956
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 1,000 1,027,729
Pacific Gas & Electric Co.
3.30% , 03/15/27 .................. 175 173,400
5.45% , 06/15/27 .................. 215 218,386
2.10% , 08/01/27 .................. 725 704,212
3.30% , 12/01/27 .................. 674 664,610
5.00% , 06/04/28 .................. 255 259,666
3.00% , 06/15/28 .................. 565 549,768
3.75% , 07/01/28 .................. 865 855,880
4.65% , 08/01/28 .................. 260 262,549
6.10% , 01/15/29 .................. 515 540,401
4.20% , 03/01/29 .................. 600 597,260
5.55% , 05/15/29 .................. 870 899,078
4.55% , 07/01/30 .................. 3,120 3,112,586
2.50% , 02/01/31 .................. 1,975 1,785,266
3.25% , 06/01/31 .................. 1,008 938,072
4.40% , 03/01/32 .................. 485 474,908
5.90% , 06/15/32 .................. 600 630,853
5.05% , 10/15/32 .................. 450 453,448
6.15% , 01/15/33 .................. 755 800,465
6.40% , 06/15/33 .................. 1,090 1,174,933
6.95% , 03/15/34 .................. 910 1,009,120
5.80% , 05/15/34 .................. 1,040 1,079,083
5.70% , 03/01/35 .................. 830 850,821
6.00% , 08/15/35 .................. 780 816,137
4.50% , 07/01/40 .................. 1,866 1,624,598
3.30% , 08/01/40 .................. 1,131 859,255
4.20% , 06/01/41 .................. 519 430,017
4.45% , 04/15/42 .................. 503 418,662
3.75% , 08/15/42 .................. 515 391,197
4.60% , 06/15/43 .................. 210 175,914
4.75% , 02/15/44 .................. 761 646,727
4.30% , 03/15/45 .................. 674 535,511
4.25% , 03/15/46 .................. 568 443,115

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% , 12/01/46 .................. USD 545 $ 409,842
3.95% , 12/01/47 .................. 77 57,208
4.95% , 07/01/50 .................. 3,053 2,587,397
3.50% , 08/01/50 .................. 1,850 1,249,930
5.25% , 03/01/52 .................. 640 558,371
6.75% , 01/15/53 .................. 1,500 1,597,339
6.70% , 04/01/53 .................. 700 741,482
5.90% , 10/01/54 .................. 705 677,459
6.15% , 03/01/55 .................. 695 690,056
6.10% , 10/15/55 .................. 830 818,381
PacifiCorp
5.10% , 02/15/29 .................. 840 859,819
3.50% , 06/15/29 .................. 645 629,037
2.70% , 09/15/30 .................. 704 649,229
5.30% , 02/15/31 .................. 850 875,209
7.70% , 11/15/31 .................. 620 709,384
5.45% , 02/15/34 .................. 1,255 1,274,236
5.25% , 06/15/35 .................. 270 269,484
6.10% , 08/01/36 .................. 270 282,442
5.75% , 04/01/37 .................. 575 584,130
6.25% , 10/15/37 .................. 712 748,255
6.35% , 07/15/38 .................. 329 346,006
6.00% , 01/15/39 .................. 705 717,136
4.10% , 02/01/42 .................. 370 297,595
4.13% , 01/15/49 .................. 653 489,443
4.15% , 02/15/50 .................. 661 495,044
3.30% , 03/15/51 .................. 613 393,660
2.90% , 06/15/52 .................. 995 587,097
5.35% , 12/01/53 .................. 1,070 942,999
5.50% , 05/15/54 .................. 1,160 1,046,347
5.80% , 01/15/55 .................. 1,465 1,380,057
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 7.38% ,
09/15/55
(g)
.................... 415 425,770
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
. 375 396,549
Pampa Energia SA, 7.88%, 12/16/34
(e)
..... 720 733,810
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 705 698,042
PECO Energy Co.
4.90% , 06/15/33 .................. 774 789,150
4.88% , 09/15/35 .................. 625 626,624
5.95% , 10/01/36 .................. 238 257,068
4.15% , 10/01/44 .................. 250 208,900
3.70% , 09/15/47 .................. 510 387,816
3.90% , 03/01/48 .................. 800 629,264
3.00% , 09/15/49 .................. 404 266,086
2.80% , 06/15/50 .................. 325 203,647
3.05% , 03/15/51 .................. 200 130,867
2.85% , 09/15/51 .................. 555 348,693
4.60% , 05/15/52 .................. 450 384,521
4.38% , 08/15/52 .................. 305 251,142
5.25% , 09/15/54 .................. 410 386,553
5.65% , 09/15/55 .................. 970 968,767
PG&E Corp.
5.00% , 07/01/28 .................. 975 972,741
5.25% , 07/01/30 .................. 1,070 1,063,303
PG&E Recovery Funding LLC
Series A-1 , 5.05% , 07/15/32 .......... 144 145,340
Series A-1 , 4.84% , 06/01/33 .......... 260 265,500
Series A-2 , 5.26% , 01/15/38 .......... 50 51,043
Series A-2 , 5.23% , 06/01/42 .......... 2,200 2,207,788
PG&E Wildfire Recovery Funding LLC
Series A-1 , 4.02% , 06/01/31 .......... 211 209,959
Series A-2 , 4.26% , 06/01/36 .......... 1,500 1,457,654
Series A-3 , 5.08% , 06/01/41 .......... 500 496,871
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series A-4 , 4.45% , 12/01/47 .......... USD 5,000 $ 4,437,828
Series A-5 , 4.67% , 12/01/51 .......... 750 654,426
Pinnacle West Capital Corp.
4.90% , 05/15/28 .................. 595 605,975
5.15% , 05/15/30 .................. 235 241,967
Potomac Electric Power Co.
5.20% , 03/15/34 .................. 475 487,288
6.50% , 11/15/37 .................. 400 445,804
4.15% , 03/15/43 .................. 687 580,948
5.50% , 03/15/54 .................. 375 361,178
PPL Capital Funding, Inc.
4.13% , 04/15/30 .................. 210 208,265
5.25% , 09/01/34 .................. 270 275,362
PPL Electric Utilities Corp.
5.00% , 05/15/33 .................. 785 802,611
4.85% , 02/15/34 .................. 765 771,452
6.25% , 05/15/39 .................. 225 246,268
4.75% , 07/15/43 .................. 220 200,576
4.13% , 06/15/44 .................. 513 429,119
4.15% , 10/01/45 .................. 300 251,092
3.95% , 06/01/47 .................. 610 490,559
4.15% , 06/15/48 .................. 610 499,085
3.00% , 10/01/49 .................. 395 262,064
5.25% , 05/15/53 .................. 820 781,682
5.55% , 08/15/55 .................. 860 850,721
Progress Energy, Inc.
7.75% , 03/01/31 .................. 696 796,715
7.00% , 10/30/31 .................. 440 492,684
6.00% , 12/01/39 .................. 510 539,017
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 515 512,107
Series 35 , 1.90% , 01/15/31 ........... 770 685,000
1.88% , 06/15/31 .................. 175 154,148
Series 38 , 4.10% , 06/01/32 ........... 445 436,900
5.35% , 05/15/34 .................. 1,060 1,088,610
5.15% , 09/15/35 .................. 505 509,978
Series 17 , 6.25% , 09/01/37 ........... 334 361,374
6.50% , 08/01/38 .................. 255 282,894
3.60% , 09/15/42 .................. 400 313,884
4.30% , 03/15/44 .................. 366 309,877
3.80% , 06/15/47 .................. 459 351,196
4.10% , 06/15/48 .................. 125 99,397
4.05% , 09/15/49 .................. 549 429,592
Series 34 , 3.20% , 03/01/50 ........... 488 331,145
Series 36 , 2.70% , 01/15/51 ........... 830 502,035
Series 39 , 4.50% , 06/01/52 ........... 530 440,167
5.25% , 04/01/53 .................. 950 882,756
5.75% , 05/15/54 .................. 760 759,983
5.85% , 05/15/55 .................. 705 712,046
Public Service Co. of New Hampshire
4.40% , 07/01/28 .................. 380 384,465
Series V , 2.20% , 06/15/31 ............ 265 237,885
5.35% , 10/01/33 .................. 645 671,111
3.60% , 07/01/49 .................. 379 280,371
5.15% , 01/15/53 .................. 360 333,381
Public Service Co. of Oklahoma
Series J , 2.20% , 08/15/31 ............ 840 745,122
5.25% , 01/15/33 .................. 440 450,120
5.20% , 01/15/35 .................. 620 625,619
5.45% , 01/15/36 .................. 760 777,267
Series K , 3.15% , 08/15/51 ............ 420 274,394
Public Service Electric & Gas Co.
3.00% , 05/15/27 .................. 520 514,862
3.70% , 05/01/28 .................. 470 468,300
3.65% , 09/01/28 .................. 545 541,434

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.20% , 05/15/29 .................. USD 369 $ 359,713
2.45% , 01/15/30 .................. 770 723,135
Series R , 4.20% , 01/01/31 ........... 385 383,929
1.90% , 08/15/31 .................. 495 436,768
3.10% , 03/15/32 .................. 160 148,455
4.90% , 12/15/32 .................. 615 626,622
4.65% , 03/15/33 .................. 315 316,141
5.20% , 08/01/33 .................. 375 387,972
5.20% , 03/01/34 .................. 425 437,641
4.85% , 08/01/34 .................. 790 794,971
Series Q , 5.05% , 03/01/35 ........... 235 239,390
4.90% , 08/15/35 .................. 300 301,235
5.80% , 05/01/37 .................. 425 454,778
5.50% , 03/01/40 .................. 370 376,702
3.95% , 05/01/42 .................. 260 218,846
3.65% , 09/01/42 .................. 338 269,308
3.80% , 01/01/43 .................. 215 175,502
3.80% , 03/01/46 .................. 633 498,478
3.60% , 12/01/47 .................. 535 401,680
4.05% , 05/01/48 .................. 405 325,665
3.85% , 05/01/49 .................. 583 451,084
3.20% , 08/01/49 .................. 590 406,914
3.15% , 01/01/50 .................. 511 347,080
2.70% , 05/01/50 .................. 620 386,822
2.05% , 08/01/50 .................. 568 305,851
3.00% , 03/01/51 .................. 185 121,299
5.13% , 03/15/53 .................. 285 266,077
5.45% , 08/01/53 .................. 565 551,486
5.45% , 03/01/54 .................. 640 625,062
5.30% , 08/01/54 .................. 535 511,529
Series Q , 5.50% , 03/01/55 ........... 75 73,775
Series R , 5.63% , 01/01/56 ........... 245 245,196
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(b)
..................... 600 600,864
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ 200 198,995
Rochester Gas & Electric Corp., 3.10%,
06/01/27
(b)
..................... 910 901,515
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 800 850,449
RWE Finance US LLC
(b)
5.88% , 04/16/34 .................. 1,190 1,249,407
5.13% , 09/18/35 .................. 940 933,694
6.25% , 04/16/54 .................. 1,210 1,248,586
5.88% , 09/18/55 .................. 630 618,932
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,000 954,006
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 1,000 986,346
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,200 1,215,246
Saudi Electricity Global Sukuk Co. 5, 2.41%,
09/17/30
(e)
..................... 1,200 1,091,248
Saudi Electricity Sukuk Programme Co.
(e)
4.94% , 02/13/29 .................. 600 607,690
5.23% , 02/18/30 .................. 1,400 1,432,211
4.63% , 04/11/33 .................. 800 794,387
5.19% , 02/13/34 .................. 1,200 1,218,576
5.49% , 02/18/35 .................. 1,200 1,234,564
5.68% , 04/11/53 .................. 1,500 1,474,740
SCE Recovery Funding LLC, Series A-2,
5.11%, 12/15/47 ................. 300 285,700
Sierra Pacific Power Co.
5.90% , 03/15/54 .................. 450 451,544
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.20% ,
12/15/55
(g)
.................... USD 265 $ 263,929
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
400 377,423
Solar Star Funding LLC, 5.38%, 06/30/35
(b)
.. 133 135,217
Southern California Edison Co.
4.88% , 02/01/27 .................. 735 740,612
Series D , 4.70% , 06/01/27 ........... 935 942,631
5.85% , 11/01/27 .................. 810 832,977
Series B , 3.65% , 03/01/28 ............ 558 552,754
5.30% , 03/01/28 .................. 535 547,386
5.65% , 10/01/28 .................. 555 574,725
Series A , 4.20% , 03/01/29 ............ 1,169 1,164,335
6.65% , 04/01/29 .................. 324 340,553
5.15% , 06/01/29 .................. 560 573,313
2.85% , 08/01/29 .................. 1,060 1,006,954
5.25% , 03/15/30 .................. 650 667,422
2.25% , 06/01/30 .................. 1,037 943,841
Series G , 2.50% , 06/01/31 ........... 605 544,653
5.45% , 06/01/31 .................. 625 646,972
2.75% , 02/01/32 .................. 530 475,772
5.95% , 11/01/32 .................. 620 657,599
6.00% , 01/15/34 .................. 528 554,476
5.20% , 06/01/34 .................. 805 805,651
5.45% , 03/01/35 .................. 615 621,900
Series 04-G , 5.75% , 04/01/35 ......... 465 478,987
Series 05-E , 5.35% , 07/15/35 ......... 410 410,478
5.63% , 02/01/36 .................. 368 372,629
Series 06-E , 5.55% , 01/15/37 ......... 385 384,146
Series 08-A , 5.95% , 02/01/38 ......... 635 650,130
6.05% , 03/15/39 .................. 413 425,242
5.50% , 03/15/40 .................. 515 502,277
4.50% , 09/01/40 .................. 520 453,896
4.05% , 03/15/42 .................. 497 397,712
Series 13-A , 3.90% , 03/15/43 ......... 555 426,805
4.65% , 10/01/43 .................. 845 720,465
Series C , 3.60% , 02/01/45 ........... 677 487,153
4.00% , 04/01/47 .................. 1,780 1,343,854
Series C , 4.13% , 03/01/48 ........... 1,273 974,873
Series B , 4.88% , 03/01/49 ............ 686 579,225
3.65% , 02/01/50 .................. 1,165 813,172
Series 20A , 2.95% , 02/01/51 .......... 690 422,398
Series H , 3.65% , 06/01/51 ........... 460 315,935
3.45% , 02/01/52 .................. 670 445,461
Series E , 5.45% , 06/01/52 ............ 350 316,746
5.70% , 03/01/53 .................. 430 404,033
5.88% , 12/01/53 .................. 630 605,422
5.75% , 04/15/54 .................. 445 420,342
5.90% , 03/01/55 .................. 435 420,387
6.20% , 09/15/55 .................. 665 669,710
Southern Co. (The)
(i)
5.11% , 08/01/27 .................. 540 548,290
Series 21-B , 1.75% , 03/15/28 ......... 260 248,422
4.85% , 06/15/28 .................. 580 590,508
5.50% , 03/15/29 .................. 970 1,007,754
Series A , 3.70% , 04/30/30 ............ 800 780,901
5.70% , 10/15/32 .................. 350 370,604
5.20% , 06/15/33 .................. 760 779,458
5.70% , 03/15/34 .................. 995 1,045,186
4.85% , 03/15/35 .................. 660 650,920
4.25% , 07/01/36 .................. 560 523,638
4.40% , 07/01/46 .................. 1,849 1,563,451
Series 2025 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.07%), 6.38% , 03/15/55
(g)
......... 720 749,368

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southwestern Electric Power Co.
Series M , 4.10% , 09/15/28 ........... USD 795 $ 794,997
5.30% , 04/01/33 .................. 390 398,954
6.20% , 03/15/40 .................. 415 437,698
Series J , 3.90% , 04/01/45 ............ 447 345,816
Series L , 3.85% , 02/01/48 ............ 443 332,270
3.25% , 11/01/51 .................. 945 621,888
Southwestern Public Service Co.
5.30% , 05/15/35 .................. 500 509,868
4.50% , 08/15/41 .................. 325 287,750
3.40% , 08/15/46 .................. 414 293,804
3.70% , 08/15/47 .................. 590 443,346
Series 6 , 4.40% , 11/15/48 ............ 351 287,246
3.75% , 06/15/49 .................. 455 338,697
Series 8 , 3.15% , 05/01/50 ............ 400 263,253
6.00% , 06/01/54 .................. 515 526,164
SP Group Treasury Pte. Ltd.
(b)
3.38% , 02/27/29 .................. 500 491,657
4.63% , 11/21/29
(d)
................. 500 510,355
SP PowerAssets Ltd., 3.00%, 09/26/27
(b) (d)
... 800 788,769
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 800 773,753
State Grid Europe Development 2014 plc,
3.25%, 04/07/27
(e)
................ 700 695,201
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(b)
................ 200 188,171
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(d) (e)
............... 400 398,057
State Grid Overseas Investment BVI Ltd.
(e)
3.50% , 05/04/27 .................. 2,500 2,489,622
4.25% , 05/02/28
(d)
................. 800 807,200
1.63% , 08/05/30 .................. 1,900 1,721,494
4.00% , 05/04/47 .................. 400 351,899
System Energy Resources, Inc.
6.00% , 04/15/28 .................. 445 461,968
5.30% , 12/15/34 .................. 455 459,570
Tampa Electric Co.
4.90% , 03/01/29 .................. 490 501,244
2.40% , 03/15/31 .................. 383 348,462
5.15% , 03/01/35 .................. 480 485,321
4.10% , 06/15/42 .................. 499 423,190
4.35% , 05/15/44 .................. 449 383,941
4.30% , 06/15/48 .................. 575 473,419
4.45% , 06/15/49 .................. 425 354,503
3.63% , 06/15/50 .................. 420 304,362
3.45% , 03/15/51 .................. 390 275,540
5.00% , 07/15/52 .................. 350 316,467
Three Gorges Finance I Cayman Islands Ltd.
(e)
3.60% , 10/28/28 .................. 600 600,043
2.15% , 09/22/30 .................. 400 369,786
3.20% , 10/16/49 .................. 600 450,337
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 654 642,230
TNB Global Ventures Capital Bhd., 4.85%,
11/01/28
(e)
..................... 800 814,725
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 312 337,682
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
..................... 150 154,156
Transelec SA, 3.88%, 01/12/29
(b) (d)
....... 564 551,463
Trinidad Generation UnLtd., 7.75%, 06/16/33
(e)
600 629,888
Tucson Electric Power Co.
1.50% , 08/01/30 .................. 420 372,942
3.25% , 05/15/32 .................. 520 482,883
5.20% , 09/15/34 .................. 445 453,294
4.85% , 12/01/48 .................. 323 286,396
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00% , 06/15/50 .................. USD 457 $ 352,666
3.25% , 05/01/51 .................. 335 224,813
5.50% , 04/15/53 .................. 480 461,655
5.90% , 04/15/55 .................. 420 427,138
TXNM Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.25%), 7.00%, 07/31/56
(b) (g)
.......... 105 106,098
Union Electric Co.
2.95% , 06/15/27 .................. 420 415,590
3.50% , 03/15/29 .................. 823 810,067
2.95% , 03/15/30 .................. 397 378,326
2.15% , 03/15/32 .................. 630 554,575
5.20% , 04/01/34 .................. 735 754,832
5.25% , 04/15/35 .................. 485 497,609
5.30% , 08/01/37 .................. 475 485,117
8.45% , 03/15/39 .................. 350 453,166
3.90% , 09/15/42 .................. 487 403,631
3.65% , 04/15/45 .................. 415 321,743
4.00% , 04/01/48 .................. 517 411,277
3.25% , 10/01/49 .................. 387 266,068
2.63% , 03/15/51 .................. 635 382,871
3.90% , 04/01/52 .................. 390 297,519
5.45% , 03/15/53 .................. 540 521,899
5.25% , 01/15/54 .................. 385 360,912
5.13% , 03/15/55 .................. 465 429,269
Virginia Electric & Power Co.
Series A , 3.50% , 03/15/27 ............ 849 845,747
Series B , 3.75% , 05/15/27 ............ 710 708,806
Series A , 3.80% , 04/01/28 ............ 1,085 1,082,056
Series A , 2.88% , 07/15/29 ............ 485 466,416
2.30% , 11/15/31 .................. 765 681,728
2.40% , 03/30/32 .................. 495 440,173
5.00% , 04/01/33 .................. 820 835,511
5.30% , 08/15/33 .................. 625 646,848
5.00% , 01/15/34 .................. 725 733,820
5.05% , 08/15/34 .................. 770 779,440
5.15% , 03/15/35 .................. 910 923,486
Series C , 4.90% , 09/15/35 ........... 820 814,532
Series B , 6.00% , 01/15/36 ............ 530 568,476
Series A , 6.00% , 05/15/37 ............ 246 263,674
6.35% , 11/30/37 .................. 578 632,324
8.88% , 11/15/38 .................. 872 1,160,413
4.00% , 01/15/43 .................. 595 489,958
Series D , 4.65% , 08/15/43 ........... 478 427,025
4.45% , 02/15/44 .................. 540 467,286
Series B , 4.20% , 05/15/45 ............ 440 362,887
Series C , 4.00% , 11/15/46 ............ 535 424,275
Series B , 3.80% , 09/15/47 ............ 561 430,051
4.60% , 12/01/48 .................. 680 578,945
3.30% , 12/01/49 .................. 559 383,837
2.45% , 12/15/50 .................. 942 541,381
2.95% , 11/15/51 .................. 970 608,783
Series C , 4.63% , 05/15/52 ........... 720 605,543
5.45% , 04/01/53 .................. 710 676,552
5.70% , 08/15/53 .................. 565 557,623
5.35% , 01/15/54 .................. 565 532,515
5.55% , 08/15/54 .................. 635 614,663
5.65% , 03/15/55 .................. 570 560,090
Series D , 5.60% , 09/15/55 ........... 1,050 1,021,533
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,558,134
Vistra Operations Co. LLC
(b)
5.63% , 02/15/27 .................. 1,111 1,111,388
5.00% , 07/31/27 .................. 1,175 1,175,765
4.30% , 10/15/28 .................. 140 140,023

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.38% , 05/01/29 .................. USD 1,251 $ 1,236,242
4.30% , 07/15/29 .................. 1,002 996,967
4.60% , 10/15/30 .................. 85 84,695
4.70% , 01/31/31 .................. 370 369,428
7.75% , 10/15/31 .................. 1,305 1,381,551
6.88% , 04/15/32 .................. 1,139 1,197,225
6.95% , 10/15/33 .................. 1,035 1,147,481
6.00% , 04/15/34 .................. 450 470,985
5.70% , 12/30/34 .................. 765 785,034
5.25% , 10/15/35 .................. 270 267,082
5.35% , 01/31/36 .................. 475 471,940
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 1,570 1,590,992
Wisconsin Electric Power Co.
1.70% , 06/15/28 .................. 310 295,252
3.95% , 03/01/29 .................. 210 209,838
5.00% , 05/15/29 .................. 740 761,599
4.15% , 10/15/30 .................. 465 463,577
4.75% , 09/30/32 .................. 285 290,623
5.63% , 05/15/33 .................. 400 426,690
4.60% , 10/01/34 .................. 400 397,110
5.70% , 12/01/36 .................. 395 420,564
4.30% , 10/15/48 .................. 397 326,423
5.05% , 10/01/54 .................. 380 348,970
Wisconsin Power & Light Co.
3.05% , 10/15/27 .................. 510 502,635
3.00% , 07/01/29 .................. 307 296,792
1.95% , 09/16/31 .................. 565 494,764
3.95% , 09/01/32 .................. 715 688,701
4.95% , 04/01/33 .................. 405 410,721
5.38% , 03/30/34 .................. 300 309,634
6.38% , 08/15/37 .................. 225 247,519
3.65% , 04/01/50 .................. 435 316,096
5.70% , 12/15/55 .................. 495 488,207
Wisconsin Public Service Corp.
4.55% , 12/01/29 .................. 360 365,783
4.25% , 01/15/31 .................. 295 294,672
3.67% , 12/01/42 .................. 546 435,427
4.75% , 11/01/44 .................. 585 525,971
3.30% , 09/01/49 .................. 405 282,420
2.85% , 12/01/51 .................. 565 357,638
Xcel Energy, Inc.
1.75% , 03/15/27 .................. 495 482,763
4.75% , 03/21/28 .................. 375 380,403
4.00% , 06/15/28 .................. 645 645,300
2.60% , 12/01/29 .................. 715 674,217
3.40% , 06/01/30 .................. 706 679,308
2.35% , 11/15/31 .................. 595 528,818
4.60% , 06/01/32 .................. 660 656,861
5.45% , 08/15/33 .................. 795 820,214
5.50% , 03/15/34 .................. 930 957,116
5.60% , 04/15/35 .................. 600 619,648
6.50% , 07/01/36 .................. 265 289,199
3.50% , 12/01/49 .................. 493 352,835
XPLR Infrastructure Operating Partners LP
(b)
4.50% , 09/15/27 .................. 664 657,971
7.25% , 01/15/29 .................. 772 796,249
8.38% , 01/15/31
(d)
................. 620 651,122
8.63% , 03/15/33 .................. 630 661,075
7.75% , 04/15/34 .................. 680 692,666
667,283,880
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80% , 04/03/28 .................. 955 956,042
4.38% , 05/08/42 .................. 395 350,103
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . USD 575 $ 516,829
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 473 451,144
Eaton Capital ULC, 4.45%, 05/09/30 ...... 400 403,004
Eaton Corp.
3.10% , 09/15/27 .................. 130 128,636
4.35% , 05/18/28 .................. 780 788,146
4.00% , 11/02/32 .................. 754 738,416
4.15% , 03/15/33 .................. 1,405 1,380,002
4.15% , 11/02/42 .................. 993 861,462
3.92% , 09/15/47 .................. 530 426,232
4.70% , 08/23/52 .................. 630 564,233
Emerson Electric Co.
1.80% , 10/15/27 .................. 649 628,725
2.00% , 12/21/28 .................. 1,585 1,505,762
1.95% , 10/15/30 .................. 530 481,153
2.20% , 12/21/31 .................. 1,330 1,188,523
5.00% , 03/15/35 .................. 345 352,426
5.25% , 11/15/39 .................. 430 440,441
2.75% , 10/15/50 .................. 649 411,661
2.80% , 12/21/51 .................. 1,160 735,983
EnerSys
(b)
4.38% , 12/15/27 .................. 310 308,502
6.63% , 01/15/32 .................. 395 409,260
Hubbell, Inc.
3.15% , 08/15/27 .................. 480 473,560
3.50% , 02/15/28 .................. 775 767,953
2.30% , 03/15/31 .................. 120 109,521
4.80% , 11/15/35 .................. 250 247,166
LG Energy Solution Ltd.
(e)
5.38% , 07/02/27 .................. 600 608,946
5.25% , 04/02/28 .................. 400 407,292
5.75% , 09/25/28 .................. 600 620,500
5.38% , 07/02/29 .................. 800 825,075
5.38% , 04/02/30
(d)
................. 500 514,900
5.50% , 07/02/34 .................. 600 616,221
5.88% , 04/02/35 .................. 700 724,435
Molex Electronic Technologies LLC
(b)
4.75% , 04/30/28 .................. 290 293,994
5.25% , 04/30/32 .................. 320 328,158
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 1,255 1,300,752
6.30% , 02/15/30 .................. 1,192 1,263,929
6.40% , 04/15/33 .................. 1,005 1,073,788
Rockwell Automation, Inc.
3.50% , 03/01/29 .................. 997 982,742
1.75% , 08/15/31 .................. 620 543,993
4.20% , 03/01/49 .................. 785 653,812
2.80% , 08/15/61 .................. 480 276,695
Sensata Technologies BV
(b)
4.00% , 04/15/29 .................. 652 638,190
5.88% , 09/01/30 .................. 530 537,955
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 867 853,554
28,689,816
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55% , 10/01/27 .................. 696 689,997
5.41% , 07/01/32 .................. 480 497,772
5.60% , 05/29/34 .................. 670 700,177
Amphenol Corp.
5.05% , 04/05/27 .................. 710 719,553
3.80% , 11/15/27 .................. 960 959,642
4.38% , 06/12/28 .................. 535 540,309
3.90% , 11/15/28 .................. 395 394,733
5.05% , 04/05/29 .................. 775 797,637

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
4.35% , 06/01/29 .................. USD 873 $ 882,598
2.80% , 02/15/30 .................. 1,240 1,178,042
4.13% , 11/15/30 .................. 800 794,689
2.20% , 09/15/31 .................. 860 768,891
4.40% , 02/15/33 .................. 1,310 1,294,356
5.25% , 04/05/34 .................. 755 781,489
5.00% , 01/15/35 .................. 520 526,844
4.63% , 02/15/36 .................. 1,490 1,455,986
5.38% , 11/15/54 .................. 220 213,923
5.30% , 11/15/55 .................. 1,470 1,406,005
Arrow Electronics, Inc.
3.88% , 01/12/28 .................. 628 623,869
5.15% , 08/21/29 .................. 690 705,808
2.95% , 02/15/32 .................. 550 492,216
5.88% , 04/10/34 .................. 510 530,321
Avnet, Inc.
6.25% , 03/15/28 .................. 695 720,381
3.00% , 05/15/31 .................. 420 381,218
5.50% , 06/01/32 .................. 330 335,919
CDW LLC
4.25% , 04/01/28 .................. 885 882,073
3.28% , 12/01/28 .................. 845 822,899
3.25% , 02/15/29 .................. 976 942,184
5.10% , 03/01/30 .................. 120 122,314
3.57% , 12/01/31 .................. 1,215 1,134,337
5.55% , 08/22/34 .................. 315 319,845
Coherent Corp., 5.00%, 12/15/29
(b)
....... 1,005 1,001,528
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 200 200,036
Corning, Inc.
4.70% , 03/15/37 .................. 551 534,744
5.75% , 08/15/40 .................. 468 490,329
4.75% , 03/15/42 .................. 664 612,070
5.35% , 11/15/48 .................. 600 585,590
3.90% , 11/15/49 .................. 520 402,412
4.38% , 11/15/57 .................. 748 610,928
5.85% , 11/15/68 .................. 495 483,118
5.45% , 11/15/79 .................. 950 874,095
Crane NXT Co.
6.55% , 11/15/36 .................. 199 212,770
4.20% , 03/15/48 .................. 345 223,660
Flex Ltd.
6.00% , 01/15/28 .................. 520 537,170
4.88% , 06/15/29 .................. 416 422,460
4.88% , 05/12/30 .................. 653 662,292
5.25% , 01/15/32 .................. 755 770,912
5.38% , 11/13/35 .................. 275 274,563
Foxconn Far East Ltd., 2.50%, 10/28/30
(e)
... 600 551,761
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 530 542,421
Jabil, Inc.
4.25% , 05/15/27 .................. 700 701,947
3.95% , 01/12/28 .................. 767 765,604
4.20% , 02/01/29 .................. 425 424,838
5.45% , 02/01/29 .................. 435 449,765
3.60% , 01/15/30 .................. 567 548,942
3.00% , 01/15/31 .................. 646 599,812
4.75% , 02/01/33 .................. 335 329,987
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 1,018 1,023,459
3.00% , 10/30/29 .................. 763 731,327
5.35% , 07/30/30 .................. 355 369,246
4.95% , 10/15/34 .................. 250 251,492
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 545 532,837
3.75% , 02/15/31 .................. 600 562,907
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
6.63% , 07/15/32 .................. USD 540 $ 564,288
TD SYNNEX Corp.
2.38% , 08/09/28 .................. 875 834,893
4.30% , 01/17/29 .................. 615 614,728
2.65% , 08/09/31 .................. 580 522,472
6.10% , 04/12/34 .................. 550 580,127
5.30% , 10/10/35 .................. 475 470,264
Teledyne Technologies, Inc.
2.25% , 04/01/28 .................. 230 221,892
2.75% , 04/01/31 .................. 1,113 1,031,264
TTM Technologies, Inc., 4.00%, 03/01/29
(b)
.. 510 495,456
Tyco Electronics Group SA
3.13% , 08/15/27 .................. 1,000 991,833
4.63% , 02/01/30 .................. 550 559,695
4.50% , 02/09/31
(d)
................. 555 560,004
2.50% , 02/04/32 .................. 270 242,435
5.00% , 05/09/35 .................. 285 287,320
4.88% , 02/09/36 .................. 345 343,157
7.13% , 10/01/37 .................. 484 567,935
Vontier Corp.
2.40% , 04/01/28 .................. 744 715,610
2.95% , 04/01/31 .................. 778 713,838
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 530 546,389
50,764,649
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.25% , 04/01/28 .................. 860 862,171
6.63% , 09/01/32 .................. 785 813,516
Archrock Services LP, 6.00%, 02/01/34
(b)
... 120 119,905
Baker Hughes Holdings LLC
3.34% , 12/15/27 .................. 1,913 1,894,633
3.14% , 11/07/29 .................. 1,262 1,218,896
4.49% , 05/01/30 .................. 426 430,417
5.13% , 09/15/40 .................. 1,308 1,277,313
4.08% , 12/15/47 .................. 1,451 1,156,825
Borr IHC Ltd.
(e)
10.00% , 11/15/28 ................. 1,195 1,225,428
10.38% , 11/15/30 ................. 542 555,601
Bristow Group, Inc.
(b)
6.88% , 03/01/28 .................. 422 422,787
6.75% , 02/01/33 .................. 215 217,484
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 600 555,150
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
549 583,944
EDO Sukuk Ltd.
(e)
5.66% , 07/03/31 .................. 750 779,347
5.88% , 09/21/33 .................. 900 948,718
Enerflex, Inc., 6.88%, 01/15/31
(b)
........ 185 191,081
FORESEA Holding SA, 7.50%, 06/15/30
(b)
... 302 298,034
Global Marine, Inc., 7.00%, 06/01/28 ...... 275 271,127
Guara Norte SARL, 5.20%, 06/15/34
(d) (e)
.... 626 606,083
Halliburton Co.
2.92% , 03/01/30 .................. 1,034 981,243
4.85% , 11/15/35 .................. 1,112 1,095,226
6.70% , 09/15/38 .................. 678 756,403
7.45% , 09/15/39 .................. 964 1,137,336
4.50% , 11/15/41 .................. 495 431,243
4.75% , 08/01/43 .................. 759 673,259
5.00% , 11/15/45 .................. 2,130 1,918,029
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(b)
..................... 325 341,398
Helmerich & Payne, Inc.
4.65% , 12/01/27 .................. 660 664,814
4.85% , 12/01/29
(d)
................. 310 313,469

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
2.90% , 09/29/31 .................. USD 665 $ 600,694
5.50% , 12/01/34
(d)
................. 305 301,999
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 .................. 760 788,606
6.50% , 10/01/33 .................. 490 501,607
6.75% , 10/01/35 .................. 360 371,879
Nabors Industries, Inc.
(b)
9.13% , 01/31/30 .................. 705 744,323
8.88% , 08/15/31
(d)
................. 620 631,093
7.63% , 11/15/32 .................. 345 351,313
Nine Energy Service, Inc., 13.00%, 02/01/28 . 305 74,334
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 1,450 1,511,260
NOV, Inc.
3.60% , 12/01/29 .................. 578 565,226
3.95% , 12/01/42 .................. 1,280 1,008,671
Oceaneering International, Inc.
6.00% , 02/01/28 .................. 710 721,498
Oceanica Lux, 13.00%, 10/02/29
(e)
....... 200 207,568
Patterson-UTI Energy, Inc.
3.95% , 02/01/28 .................. 715 707,840
5.15% , 11/15/29 .................. 449 454,260
7.15% , 10/01/33 .................. 465 500,728
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 401 405,579
Schlumberger Holdings Corp.
(b)
5.00% , 05/29/27 .................. 660 668,160
4.50% , 05/15/28 .................. 590 594,906
3.90% , 05/17/28 .................. 1,492 1,490,313
4.30% , 05/01/29 .................. 1,135 1,144,371
5.00% , 11/15/29 .................. 670 687,128
2.65% , 06/26/30 .................. 902 847,364
4.85% , 05/15/33
(d)
................. 535 535,535
5.00% , 06/01/34 .................. 500 504,601
Schlumberger Investment SA, 2.65%, 06/26/30 658 620,119
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 585 612,037
SESI LLC, 7.88%, 09/30/30
(b)
.......... 335 337,595
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 360 360,010
TGS ASA, 8.50%, 01/15/30
(b)
........... 10 10,515
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 427 438,426
Transocean International Ltd.
8.25% , 05/15/29
(b)
................. 825 839,893
8.75% , 02/15/30
(b)
................. 716 746,876
7.50% , 04/15/31 .................. 425 418,904
8.50% , 05/15/31
(b)
................. 760 773,203
7.88% , 10/15/32
(b)
................. 170 179,381
6.80% , 03/15/38
(d)
................. 645 578,766
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 465 475,615
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 1,030 1,066,746
6.25% , 10/01/33 .................. 450 455,512
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 1,090 1,139,271
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 830 883,190
Viridien, 10.00%, 10/15/30
(b)
........... 220 236,673
WBI Operating LLC
(b)
6.25% , 10/15/30 .................. 535 540,943
6.50% , 10/15/33 .................. 640 645,991
Weatherford International Ltd., 6.75%,
10/15/33
(b)
..................... 720 745,565
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 971 1,078,455
52,845,422
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(b)
...... USD 560 $ 233,472
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b) (d)
.................... 465 362,726
Banijay Entertainment SAS, 8.13%, 05/01/29
(b)
402 417,201
Cinemark USA, Inc.
(b)
5.25% , 07/15/28 .................. 930 928,982
7.00% , 08/01/32 .................. 608 628,974
Electronic Arts, Inc.
1.85% , 02/15/31 .................. 909 878,948
2.95% , 02/15/51
(d)
................. 835 775,606
Live Nation Entertainment, Inc.
(b)
6.50% , 05/15/27 .................. 1,167 1,172,472
4.75% , 10/15/27 .................. 1,020 1,019,752
3.75% , 01/15/28 .................. 605 596,633
NBCUniversal Media LLC
6.40% , 04/30/40 .................. 345 373,012
5.95% , 04/01/41 .................. 803 817,975
4.45% , 01/15/43 .................. 1,050 893,188
Netflix, Inc.
4.88% , 04/15/28 .................. 2,009 2,050,090
5.88% , 11/15/28 .................. 1,978 2,074,953
6.38% , 05/15/29 .................. 1,004 1,073,693
5.38% , 11/15/29
(b)
................. 1,020 1,063,329
4.88% , 06/15/30
(b)
................. 1,155 1,181,055
4.90% , 08/15/34 .................. 1,100 1,116,880
5.40% , 08/15/54 .................. 895 855,456
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 410 420,669
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 645 561,264
ROBLOX Corp., 3.88%, 05/01/30
(b)
....... 1,088 1,041,756
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 .................. 868 865,442
4.95% , 03/28/28 .................. 1,183 1,205,436
5.40% , 06/12/29 .................. 560 580,051
4.00% , 04/14/32 .................. 490 475,105
5.60% , 06/12/34 .................. 475 493,399
Tencent Music Entertainment Group, 2.00%,
09/03/30 ...................... 705 638,942
TWDC Enterprises 18 Corp.
2.95% , 06/15/27 .................. 676 669,789
7.00% , 03/01/32 .................. 758 861,649
4.38% , 08/16/41 .................. 647 579,957
Series E , 4.13% , 12/01/41 ............ 652 568,711
3.70% , 12/01/42 .................. 525 426,385
4.13% , 06/01/44 .................. 1,113 936,584
3.00% , 07/30/46 .................. 555 384,313
Walt Disney Co. (The)
3.70% , 03/23/27 .................. 995 994,247
2.20% , 01/13/28 .................. 578 562,599
2.00% , 09/01/29 .................. 2,302 2,155,676
3.80% , 03/22/30 .................. 1,495 1,481,229
2.65% , 01/13/31 .................. 2,066 1,933,694
6.55% , 03/15/33 .................. 398 447,554
6.20% , 12/15/34 .................. 900 1,004,727
6.40% , 12/15/35 .................. 949 1,064,765
6.15% , 03/01/37 .................. 406 444,830
6.65% , 11/15/37 .................. 1,164 1,323,443
4.63% , 03/23/40 .................. 885 842,459
3.50% , 05/13/40 .................. 1,705 1,419,659
6.15% , 02/15/41 .................. 697 752,006
5.40% , 10/01/43 .................. 421 420,581
4.75% , 09/15/44 .................. 842 767,880
4.95% , 10/15/45 .................. 520 485,257
7.75% , 12/01/45 .................. 455 576,115
4.75% , 11/15/46 .................. 747 670,973
2.75% , 09/01/49 .................. 2,050 1,296,650

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.70% , 03/23/50 .................. USD 1,225 $ 1,090,385
3.60% , 01/13/51 .................. 2,572 1,906,630
3.80% , 05/13/60 .................. 915 668,150
Warnermedia Holdings, Inc.
3.76% , 03/15/27 .................. 1,160 1,151,864
4.05% , 03/15/29 .................. 1,190 1,156,280
4.28% , 03/15/32 .................. 2,519 2,216,256
5.05% , 03/15/42 .................. 4,030 2,847,122
5.14% , 03/15/52 .................. 853 565,435
WMG Acquisition Corp.
(b)
3.75% , 12/01/29 .................. 1,090 1,049,629
3.88% , 07/15/30 .................. 605 580,951
3.00% , 02/15/31
(d)
................. 1,045 973,028
62,073,923
Financial Services — 0.7%
Apollo Global Management, Inc.
4.60% , 01/15/31 .................. 600 602,768
6.38% , 11/15/33 .................. 708 774,561
5.15% , 08/12/35 .................. 640 637,104
5.80% , 05/21/54 .................. 780 767,730
Armor Holdco, Inc., 8.50%, 11/15/29
(b)
..... 360 362,332
Atlas Warehouse Lending Co. LP
(b)
4.63% , 11/15/28 .................. 250 251,221
5.25% , 01/15/33 .................. 250 250,369
Berkshire Hathaway, Inc., 4.50%, 02/11/43
(d)
. 964 898,000
Block Financial LLC
2.50% , 07/15/28 .................. 782 749,351
3.88% , 08/15/30 .................. 775 746,561
5.38% , 09/15/32 .................. 505 506,905
Block, Inc.
5.63% , 08/15/30
(b)
................. 1,165 1,185,807
3.50% , 06/01/31 .................. 1,022 955,549
6.50% , 05/15/32 .................. 2,015 2,093,838
6.00% , 08/15/33
(b)
................. 925 944,081
Burford Capital Global Finance LLC
(b)
6.25% , 04/15/28 .................. 395 394,582
6.88% , 04/15/30 .................. 405 395,904
9.25% , 07/01/31 .................. 695 716,924
7.50% , 07/15/33 .................. 200 193,492
8.50% , 01/15/34 .................. 270 270,697
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%, 07/30/29
(e)
....... 200 211,734
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 800 802,059
China Cinda 2020 I Management Ltd.
(e)
5.75% , 02/07/27 .................. 400 404,674
3.00% , 03/18/27 .................. 200 197,439
5.38% , 07/23/27 .................. 400 405,714
2.50% , 01/20/28 .................. 400 387,611
4.38% , 11/13/28 .................. 400 401,805
5.75% , 05/28/29 .................. 800 834,860
5.50% , 01/23/30 .................. 400 414,713
3.13% , 03/18/30 .................. 1,000 950,260
3.00% , 01/20/31 .................. 800 747,112
China Development Bank Financial Leasing Co.
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 0.93%), 4.60%,
11/10/35
(e) (g)
.................... 200 200,916
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(b)
..................... 1,103 1,089,282
CK Hutchison International 17 Ltd., 3.50%,
04/05/27
(b)
..................... 590 586,346
CK Hutchison International 19 II Ltd.
(b)
2.75% , 09/06/29 .................. 805 766,880
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.38% , 09/06/49 .................. USD 750 $ 544,472
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(b) (d)
.................... 1,017 1,000,824
Clifford Capital Holdings Pte. Ltd., 3.97%,
09/30/28
(e)
..................... 600 599,792
Coastal Emerald Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.78%),
6.50%
(g) (h)
..................... 1,000 1,028,636
4.60% , 04/16/28 .................. 600 603,430
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 1,120 1,115,101
3.85% , 04/05/29 .................. 1,305 1,291,060
3.90% , 04/05/32 .................. 1,290 1,227,887
6.05% , 09/15/33 .................. 500 534,384
5.75% , 01/15/34 .................. 815 851,249
4.35% , 04/05/42 .................. 420 358,880
4.40% , 04/05/52 .................. 1,425 1,157,856
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(g)
.................... 1,010 1,036,713
CPI CG, Inc., 10.00%, 07/15/29
(b)
........ 288 306,786
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 .................. 370 375,645
6.75% , 12/01/32 .................. 550 554,360
EDP Finance BV, 1.71%, 01/24/28
(b)
...... 800 763,642
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 560 586,946
Equitable America Global Funding
(b)
3.95% , 09/15/27 .................. 75 74,908
4.30% , 12/15/28 .................. 310 311,225
4.70% , 09/15/32 .................. 425 423,473
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 894 899,033
4.57% , 02/15/29
(b)
................. 570 571,803
5.59% , 01/11/33 .................. 615 641,551
5.00% , 04/20/48 .................. 850 762,944
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.70% ,
03/28/55
(g)
.................... 580 608,561
Essent Group Ltd., 6.25%, 07/01/29 ...... 275 287,632
Far East Horizon Ltd.
(e)
6.63% , 04/16/27 .................. 600 613,105
5.88% , 03/05/28 .................. 600 610,211
6.00% , 10/01/28 .................. 400 409,703
Fidelity National Information Services, Inc.
1.65% , 03/01/28 .................. 795 756,682
3.75% , 05/21/29 .................. 545 534,886
5.10% , 07/15/32 .................. 420 428,245
3.10% , 03/01/41 .................. 1,070 790,391
4.50% , 08/15/46 .................. 260 217,264
Fiserv, Inc.
5.15% , 03/15/27 .................. 830 839,077
2.25% , 06/01/27 .................. 1,178 1,150,313
5.45% , 03/02/28 .................. 1,040 1,065,921
5.38% , 08/21/28 .................. 755 775,194
4.20% , 10/01/28 .................. 1,009 1,008,169
3.50% , 07/01/29 .................. 2,660 2,584,717
4.75% , 03/15/30 .................. 625 628,472
2.65% , 06/01/30 .................. 1,036 956,871
4.55% , 02/15/31 .................. 510 506,807
5.35% , 03/15/31 .................. 690 708,020
5.60% , 03/02/33 .................. 485 498,857
5.63% , 08/21/33 .................. 1,650 1,695,747
5.45% , 03/15/34 .................. 790 798,252
5.15% , 08/12/34 .................. 1,235 1,221,134

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.25% , 08/11/35 .................. USD 680 $ 674,547
4.40% , 07/01/49 .................. 2,046 1,610,697
Freedom Mortgage Corp.
(b)
6.63% , 01/15/27 .................. 555 554,978
12.25% , 10/01/30 ................. 545 599,820
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 1,100 1,151,398
6.88% , 05/01/31 .................. 700 695,250
9.13% , 05/15/31 .................. 715 757,498
8.38% , 04/01/32 .................. 460 480,944
7.88% , 04/01/33 .................. 400 408,041
Gabon Blue Bond Master Trust, 6.10%,
08/01/38
(b)
..................... 500 504,894
Global Payments, Inc.
4.95% , 08/15/27 .................. 545 551,326
4.45% , 06/01/28 .................. 607 609,450
4.50% , 11/15/28 .................. 1,020 1,024,366
3.20% , 08/15/29 .................. 1,432 1,368,524
5.30% , 08/15/29 .................. 545 558,008
2.90% , 05/15/30 .................. 985 915,172
4.88% , 11/15/30 .................. 930 929,925
2.90% , 11/15/31 .................. 865 775,696
5.40% , 08/15/32 .................. 330 334,742
5.20% , 11/15/32 .................. 675 675,557
5.55% , 11/15/35 .................. 1,775 1,759,617
4.15% , 08/15/49 .................. 906 674,858
5.95% , 08/15/52
(d)
................. 515 493,334
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31 .................. 405 415,272
6.38% , 07/01/34 .................. 720 735,065
6.75% , 07/15/35 .................. 275 287,947
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.30%), 8.00% ,
06/01/56
(g)
.................... 250 261,643
ICD Sukuk Co. Ltd., 5.00%, 02/01/27
(e)
..... 800 799,573
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 600 550,775
Inventive Global Investments Ltd.
(e)
3.88% , 11/19/27 .................. 200 200,062
(SOFR Index + 0.48%), 4.16% , 11/19/28
(g)
600 599,835
Jackson Financial, Inc.
5.17% , 06/08/27 .................. 800 810,630
3.13% , 11/23/31 .................. 650 591,321
5.67% , 06/08/32 .................. 360 372,449
4.00% , 11/23/51 .................. 790 557,271
Jefferies Finance LLC
(b)
5.00% , 08/15/28 .................. 965 935,458
6.63% , 10/15/31 .................. 505 500,509
Jefferson Capital Holdings LLC
(b)
9.50% , 02/15/29 .................. 400 420,288
8.25% , 05/15/30 .................. 265 279,334
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 500 495,233
JIC Zhixin Ltd., 2.13%, 08/27/30
(e)
........ 800 733,768
KODIT Global Co. Ltd., 5.36%, 05/29/27
(e)
... 200 203,130
Korea Ocean Business Corp.
(e)
5.38% , 05/02/27 .................. 200 203,369
4.50% , 05/03/28 .................. 200 202,080
5.25% , 05/02/29 .................. 400 412,815
4.63% , 05/09/30 .................. 400 405,870
LD Holdings Group LLC
(b)
8.75% , 11/01/27
(d)
................. 362 360,986
6.13% , 04/01/28 .................. 535 507,123
LSEG Finance plc
(b)
2.00% , 04/06/28 .................. 1,375 1,317,880
2.50% , 04/06/31 .................. 824 748,709
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.20% , 04/06/41 .................. USD 905 $ 693,774
LSEG US Fin Corp.
(b)
4.88% , 03/28/27 .................. 710 717,805
5.30% , 03/28/34 .................. 880 904,901
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e) (g)
.................... 450 468,040
Mastercard, Inc.
3.30% , 03/26/27 .................. 1,150 1,144,987
4.10% , 01/15/28 .................. 685 690,387
3.50% , 02/26/28 .................. 470 468,076
4.88% , 03/09/28 .................. 1,165 1,190,830
4.55% , 03/15/28 .................. 415 422,015
2.95% , 06/01/29 .................. 1,049 1,017,389
3.35% , 03/26/30 .................. 1,590 1,551,479
1.90% , 03/15/31 .................. 697 626,101
2.00% , 11/18/31 .................. 782 696,163
4.35% , 01/15/32 .................. 1,180 1,185,580
4.95% , 03/15/32 .................. 670 693,674
4.85% , 03/09/33 .................. 930 952,357
4.88% , 05/09/34 .................. 780 794,796
4.55% , 01/15/35 .................. 1,010 1,002,728
3.80% , 11/21/46 .................. 682 544,639
3.95% , 02/26/48 .................. 588 472,602
3.65% , 06/01/49 .................. 1,067 807,696
3.85% , 03/26/50 .................. 1,401 1,091,530
2.95% , 03/15/51 .................. 675 441,903
MGIC Investment Corp., 5.25%, 08/15/28 ... 590 589,579
Midcap
Financial Issuer Trust
(b)
6.50% , 05/01/28 .................. 1,113 1,114,747
5.63% , 01/15/30 .................. 425 421,108
Mitsubishi HC Capital, Inc.
(b)
5.08% , 09/15/27
(d)
................. 560 567,496
3.97% , 04/13/30 .................. 300 293,883
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(b)
. 545 324,498
National Rural Utilities Cooperative Finance
Corp.
4.80% , 02/05/27 .................. 615 621,091
3.05% , 04/25/27 .................. 480 475,845
5.10% , 05/06/27 .................. 625 633,968
4.12% , 09/16/27 .................. 550 552,067
3.95% , 12/10/27 .................. 225 225,460
3.40% , 02/07/28 .................. 754 747,726
4.75% , 02/07/28 .................. 245 248,731
4.80% , 03/15/28 .................. 595 605,599
Series D , 4.15% , 08/25/28 ........... 530 532,556
5.05% , 09/15/28 .................. 515 528,346
3.90% , 11/01/28 .................. 385 384,476
4.85% , 02/07/29 .................. 570 583,367
3.70% , 03/15/29 .................. 830 820,998
5.15% , 06/15/29 .................. 480 495,806
4.95% , 02/07/30 .................. 270 277,263
2.40% , 03/15/30 .................. 220 205,028
4.30% , 12/10/30 .................. 390 389,474
5.00% , 02/07/31 .................. 635 655,913
1.35% , 03/15/31 .................. 325 280,416
1.65% , 06/15/31 .................. 490 425,884
8.00% , 03/01/32 .................. 450 535,151
2.75% , 04/15/32 .................. 620 562,691
4.02% , 11/01/32 .................. 644 625,560
4.15% , 12/15/32 .................. 425 415,713
5.80% , 01/15/33 .................. 720 771,196
5.00% , 08/15/34 .................. 360 366,473
4.40% , 11/01/48 .................. 660 555,590
4.30% , 03/15/49 .................. 766 640,300

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13% ,
09/15/53
(g)
.................... USD 440 $ 461,673
Nationwide Building Society
(b)
4.85% , 07/27/27 .................. 1,035 1,049,768
(1-day SOFR + 1.29%), 2.97% , 02/16/28
(g)
810 801,069
4.30% , 03/08/29
(g)
................. 1,300 1,302,200
(1-day SOFR + 1.06%), 4.65% , 07/14/29
(g)
600 606,041
5.13% , 07/29/29 .................. 1,005 1,033,175
3.96% , 07/18/30
(g)
................. 1,310 1,293,834
4.35% , 09/30/30 .................. 400 399,133
(5-Year USD Swap Rate + 1.85%), 4.13% ,
10/18/32
(g)
.................... 230 228,627
(1-day SOFR + 1.65%), 5.54% , 07/14/36
(g)
730 748,396
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 1,325 1,419,533
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 270 279,942
NTT Finance Corp.
(b)
5.10% , 07/02/27 .................. 840 852,922
4.57% , 07/16/27 .................. 1,010 1,018,554
4.37% , 07/27/27 .................. 819 823,450
1.59% , 04/03/28 .................. 1,577 1,497,964
4.62% , 07/16/28 .................. 1,300 1,317,315
5.11% , 07/02/29 .................. 845 867,251
4.88% , 07/16/30 .................. 935 953,506
2.07% , 04/03/31 .................. 955 847,588
5.14% , 07/02/31 .................. 1,110 1,140,266
5.17% , 07/16/32 .................. 1,175 1,205,875
5.50% , 07/16/35 .................. 1,785 1,842,156
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28
(e)
... 600 617,267
ORIX Corp.
3.70% , 07/18/27 .................. 271 269,777
5.00% , 09/13/27 .................. 285 289,494
4.65% , 09/10/29 .................. 625 636,467
4.45% , 09/09/30 .................. 350 350,372
2.25% , 03/09/31 .................. 720 648,076
4.00% , 04/13/32 .................. 350 339,360
5.20% , 09/13/32 .................. 670 691,862
5.40% , 02/25/35 .................. 475 488,674
Oxford Finance LLC, 6.38%, 02/01/27
(b)
.... 420 420,082
PayPal Holdings, Inc.
3.90% , 06/01/27 .................. 210 210,399
4.45% , 03/06/28 .................. 505 510,453
2.85% , 10/01/29 .................. 1,754 1,681,641
2.30% , 06/01/30 .................. 950 879,820
4.40% , 06/01/32 .................. 908 905,277
5.15% , 06/01/34 .................. 960 979,295
5.10% , 04/01/35 .................. 425 430,232
3.25% , 06/01/50 .................. 1,088 735,774
5.05% , 06/01/52 .................. 1,295 1,169,083
5.50% , 06/01/54 .................. 490 471,604
5.25% , 06/01/62 .................. 625 571,359
Paysafe Finance plc, 4.00%, 06/15/29
(b)
.... 395 353,718
PennyMac Financial Services, Inc.
(b)
4.25% , 02/15/29 .................. 655 629,816
7.88% , 12/15/29 .................. 915 963,966
7.13% , 11/15/30 .................. 655 676,092
5.75% , 09/15/31 .................. 580 573,751
6.88% , 05/15/32 .................. 490 501,504
6.88% , 02/15/33 .................. 480 489,600
6.75% , 02/15/34 .................. 575 576,673
Petronas Capital Ltd.
(e)
3.50% , 04/21/30 .................. 2,100 2,038,926
4.95% , 01/03/31 .................. 1,600 1,646,735
2.48% , 01/28/32 .................. 1,400 1,257,350
5.34% , 04/03/35 .................. 1,800 1,859,450
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.50% , 03/18/45
(d)
................. USD 1,400 $ 1,238,065
4.55% , 04/21/50 .................. 2,600 2,275,589
5.85% , 04/03/55 .................. 1,600 1,657,681
4.80% , 04/21/60 .................. 1,000 888,601
3.40% , 04/28/61 .................. 1,800 1,206,465
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 695 710,674
Planet Financial Group LLC, 10.50%,
12/15/29
(b)
..................... 505 524,185
Provident Funding Associates LP, 9.75%,
09/15/29
(b)
..................... 610 639,650
Radian Group, Inc.
4.88% , 03/15/27 .................. 746 748,852
6.20% , 05/15/29 .................. 610 640,685
REC Ltd.
(e)
3.88% , 07/07/27 .................. 600 595,760
4.63% , 03/22/28 .................. 400 401,740
5.63% , 04/11/28 .................. 1,000 1,025,148
4.75% , 09/27/29 .................. 200 201,999
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. 770 791,742
6.13% , 08/01/30 .................. 1,215 1,244,365
7.13% , 02/01/32 .................. 1,040 1,088,829
6.38% , 08/01/33 .................. 1,440 1,495,721
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 500 493,348
3.63% , 03/01/29 .................. 765 736,829
3.88% , 03/01/31 .................. 1,085 1,017,613
4.00% , 10/15/33 .................. 876 802,988
Shell International Finance BV
2.38% , 11/07/29 .................. 160 151,144
2.75% , 04/06/30 .................. 260 246,788
4.13% , 05/11/35 .................. 110 108,386
2.88% , 11/26/41 .................. 750 549,721
3.63% , 08/21/42 .................. 645 519,484
4.38% , 05/11/45 .................. 200 173,406
4.00% , 05/10/46 .................. 110 89,644
3.25% , 04/06/50 .................. 20 13,727
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 1,400 1,428,193
Siemens Financieringsmaatschappij NV
(b)
3.40% , 03/16/27 .................. 945 941,617
1.70% , 03/11/28 .................. 1,315 1,259,917
2.15% , 03/11/31 .................. 1,330 1,209,001
2.88% , 03/11/41 .................. 2,350 1,776,297
4.40% , 05/27/45 .................. 975 857,132
3.30% , 09/15/46 .................. 1,780 1,310,505
4.20% , 03/16/47 .................. 760 641,583
Sobha Sukuk Ltd., 8.75%, 07/17/28
(e)
...... 400 419,181
Stena International SA
(b)
7.25% , 01/15/31 .................. 695 714,123
7.63% , 02/15/31 .................. 405 419,158
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30
(b)
760 788,709
Synchrony Bank, 5.63%, 08/23/27 ....... 509 518,583
United Wholesale Mortgage LLC
(b)
5.75% , 06/15/27 .................. 510 510,799
5.50% , 04/15/29 .................. 870 859,707
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. 875 882,358
6.25% , 03/15/31 .................. 635 630,995
Velocity Commercial Capital LLC, 9.38%,
02/15/31
(b)
..................... 180 182,715
Visa, Inc.
1.90% , 04/15/27 .................. 1,068 1,047,258
0.75% , 08/15/27 .................. 815 781,584
2.75% , 09/15/27 .................. 1,106 1,091,280
2.05% , 04/15/30 .................. 1,707 1,582,648

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
1.10% , 02/15/31 .................. USD 1,205 $ 1,049,696
4.15% , 12/14/35 .................. 1,799 1,735,428
2.70% , 04/15/40 .................. 1,075 824,006
4.30% , 12/14/45 .................. 3,237 2,810,725
3.65% , 09/15/47 .................. 578 448,049
2.00% , 08/15/50 .................. 1,940 1,049,876
Voya Financial, Inc.
5.00% , 09/20/34 .................. 460 458,609
5.70% , 07/15/43 .................. 560 557,633
4.80% , 06/15/46 .................. 370 330,042
4.70% , 01/23/48
(g)
................. 225 214,893
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 125 128,227
Western Union Co. (The)
(d)
2.75% , 03/15/31 .................. 315 289,994
6.20% , 11/17/36 .................. 710 740,807
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 560 572,180
Woodside Finance Ltd.
3.70% , 03/15/28
(b)
................. 1,135 1,122,745
4.50% , 03/04/29
(b)
................. 1,388 1,390,720
5.40% , 05/19/30 .................. 280 288,077
5.10% , 09/12/34 .................. 1,075 1,063,067
6.00% , 05/19/35 .................. 1,040 1,081,889
5.70% , 09/12/54 .................. 915 861,294
233,490,816
Food Products — 0.6%
Adecoagro SA, 7.50%, 07/29/32
(e)
........ 500 486,925
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 450 431,730
Almarai Co. JSC, 5.23%, 07/25/33
(e)
...... 800 815,274
Almarai Sukuk Ltd., 4.45%, 09/24/30
(e)
..... 400 394,427
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(d) (e)
............... 800 798,676
Aragvi Finance International DAC, 11.13%,
11/20/29
(e)
..................... 600 608,873
Archer-Daniels-Midland Co.
3.25% , 03/27/30 .................. 1,138 1,098,869
2.90% , 03/01/32 .................. 860 790,493
5.94% , 10/01/32 .................. 540 585,477
4.50% , 08/15/33 .................. 500 498,565
5.38% , 09/15/35 .................. 370 388,096
4.54% , 03/26/42 .................. 720 651,169
4.02% , 04/16/43 .................. 445 373,193
3.75% , 09/15/47 .................. 472 365,868
4.50% , 03/15/49 .................. 625 537,457
2.70% , 09/15/51 .................. 1,104 675,600
B&G Foods, Inc.
5.25% , 09/15/27
(d)
................. 535 517,143
8.00% , 09/15/28
(b)
................. 805 759,926
Bimbo Bakeries USA, Inc.
(e)
6.05% , 01/15/29 .................. 800 836,350
6.40% , 01/15/34 .................. 790 854,794
5.38% , 01/09/36 .................. 600 610,553
4.00% , 05/17/51 .................. 600 460,247
Blossom Joy Ltd., 2.20%, 10/21/30
(e)
...... 800 732,027
BRF SA
(e)
4.88% , 01/24/30 .................. 400 387,968
5.75% , 09/21/50 .................. 820 675,555
Bunge Ltd. Finance Corp.
4.90% , 04/21/27 .................. 335 338,489
3.75% , 09/25/27 .................. 770 767,695
4.10% , 01/07/28 .................. 500 501,120
4.20% , 09/17/29 .................. 495 495,404
4.55% , 08/04/30 .................. 795 800,820
3.20% , 04/21/31 .................. 601 566,005
2.75% , 05/14/31 .................. 1,280 1,178,082
Security
Par (000)
Par (000) Value
Food Products (continued)
4.65% , 09/17/34 .................. USD 790 $ 774,567
5.15% , 08/04/35 .................. 725 735,278
Campbell's Co. (The)
5.20% , 03/19/27 .................. 515 521,515
4.15% , 03/15/28 .................. 1,250 1,251,341
5.20% , 03/21/29 .................. 1,020 1,046,054
2.38% , 04/24/30 .................. 360 330,831
4.55% , 03/21/31 .................. 535 531,333
5.40% , 03/21/34 .................. 540 547,589
4.75% , 03/23/35 .................. 810 776,391
4.80% , 03/15/48 .................. 805 689,952
3.13% , 04/24/50 .................. 618 399,294
5.25% , 10/13/54 .................. 595 534,364
Cargill, Inc.
(b)
3.63% , 04/22/27 .................. 405 403,831
4.63% , 02/11/28
(d)
................. 615 624,120
3.25% , 05/23/29 .................. 885 862,686
2.13% , 04/23/30 .................. 1,105 1,015,206
4.13% , 10/23/30 .................. 595 591,420
1.70% , 02/02/31 .................. 925 818,742
2.13% , 11/10/31 .................. 1,205 1,068,917
4.00% , 06/22/32 .................. 690 671,743
5.13% , 10/11/32 .................. 860 891,589
4.75% , 04/24/33 .................. 490 493,226
5.13% , 02/11/35 .................. 385 395,241
4.76% , 11/23/45 .................. 675 608,714
3.88% , 05/23/49 .................. 480 372,132
3.13% , 05/25/51 .................. 964 642,882
4.38% , 04/22/52 .................. 855 711,921
5.38% , 10/23/55 .................. 565 542,194
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 400 371,546
China Modern Dairy Holdings Ltd., 4.88%,
07/10/30
(e)
..................... 400 398,546
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (f)
............ 709 734,501
Chobani LLC
(b)
4.63% , 11/15/28 .................. 450 448,020
7.63% , 07/01/29 .................. 530 551,229
Conagra Brands, Inc.
1.38% , 11/01/27 .................. 972 927,504
7.00% , 10/01/28 .................. 367 391,786
4.85% , 11/01/28 .................. 1,375 1,393,295
5.00% , 08/01/30 .................. 840 848,999
8.25% , 09/15/30 .................. 230 263,061
5.75% , 08/01/35
(d)
................. 615 625,230
5.30% , 11/01/38 .................. 1,076 1,016,578
5.40% , 11/01/48 .................. 1,237 1,090,121
Darling Ingredients, Inc.
(b)
5.25% , 04/15/27 .................. 492 492,152
6.00% , 06/15/30 .................. 1,070 1,084,355
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 545 560,473
9.63% , 09/15/32 .................. 455 461,586
Flowers Foods, Inc.
2.40% , 03/15/31 .................. 779 684,482
5.75% , 03/15/35
(d)
................. 250 248,640
6.20% , 03/15/55 .................. 205 187,906
Froneri Lux Finco SARL, 6.00%, 08/01/32
(b)
.. 80 80,974
General Mills, Inc.
3.20% , 02/10/27 .................. 517 513,560
4.20% , 04/17/28 .................. 1,528 1,532,738
5.50% , 10/17/28 .................. 725 751,344
4.88% , 01/30/30 .................. 650 664,439
2.88% , 04/15/30 .................. 873 826,472

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
2.25% , 10/14/31 .................. USD 805 $ 714,747
4.95% , 03/29/33 .................. 536 541,950
5.25% , 01/30/35 .................. 570 579,131
5.40% , 06/15/40 .................. 290 290,991
4.15% , 02/15/43 .................. 611 512,087
4.70% , 04/17/48 .................. 255 223,037
3.00% , 02/01/51 .................. 828 533,583
Gruma SAB de CV
(e)
5.39% , 12/09/34 .................. 600 615,285
5.76% , 12/09/54 .................. 200 199,475
Grupo Bimbo SAB de CV
(e)
4.88% , 06/27/44
(d)
................. 400 363,053
4.70% , 11/10/47 .................. 600 523,080
4.00% , 09/06/49 .................. 600 465,012
Grupo Nutresa SA
(e)
8.00% , 05/12/30 .................. 1,600 1,703,931
9.00% , 05/12/35
(d)
................. 1,400 1,564,100
Hershey Co. (The)
4.55% , 02/24/28 .................. 175 177,780
4.25% , 05/04/28 .................. 725 731,305
2.45% , 11/15/29 .................. 754 711,814
4.75% , 02/24/30 .................. 475 486,452
1.70% , 06/01/30 .................. 660 596,026
4.95% , 02/24/32 .................. 495 511,476
4.50% , 05/04/33 .................. 520 519,989
5.10% , 02/24/35 .................. 535 548,878
3.38% , 08/15/46 .................. 110 81,296
3.13% , 11/15/49 .................. 435 298,680
2.65% , 06/01/50 .................. 405 249,276
Hormel Foods Corp.
4.80% , 03/30/27 .................. 575 580,682
1.70% , 06/03/28 .................. 817 777,744
1.80% , 06/11/30 .................. 1,020 921,573
3.05% , 06/03/51 .................. 891 585,924
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40% , 06/09/31 .................. 1,200 1,124,261
3.54% , 04/27/32 .................. 400 372,027
4.75% , 06/09/51 .................. 600 502,842
4.81% , 04/27/52 .................. 400 339,880
Ingredion, Inc.
2.90% , 06/01/30 .................. 719 678,320
3.90% , 06/01/50 .................. 510 386,614
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 185,272
J M Smucker Co. (The)
3.38% , 12/15/27 .................. 942 932,983
5.90% , 11/15/28 .................. 930 973,443
2.38% , 03/15/30 .................. 520 482,988
2.13% , 03/15/32 .................. 600 520,273
6.20% , 11/15/33 .................. 1,030 1,114,621
4.25% , 03/15/35 .................. 795 749,966
6.50% , 11/15/43 .................. 940 1,010,705
4.38% , 03/15/45 .................. 934 788,128
6.50% , 11/15/53
(d)
................. 730 789,245
JBS NV
3.00% , 02/02/29 .................. 510 492,822
3.75% , 12/01/31 .................. 658 625,008
3.63% , 01/15/32 .................. 1,301 1,220,576
3.00% , 05/15/32 .................. 740 668,962
5.75% , 04/01/33 .................. 1,669 1,740,304
6.75% , 03/15/34 .................. 1,561 1,719,789
5.95% , 04/20/35 .................. 1,060 1,112,802
5.50% , 01/15/36 .................. 940 953,807
4.38% , 02/02/52 .................. 935 729,514
6.50% , 12/01/52 .................. 1,650 1,716,928
7.25% , 11/15/53 .................. 940 1,063,737
Security
Par (000)
Par (000) Value
Food Products (continued)
6.38% , 02/25/55 .................. USD 430 $ 442,404
6.25% , 03/01/56 .................. 1,280 1,290,359
6.38% , 04/15/66 .................. 905 912,232
JDE Peet's NV, 2.25%, 09/24/31
(b)
........ 710 618,342
Kellanova
3.40% , 11/15/27 .................. 1,020 1,012,657
4.30% , 05/15/28 .................. 725 730,503
2.10% , 06/01/30 .................. 940 861,579
Series B , 7.45% , 04/01/31 ............ 912 1,044,557
5.25% , 03/01/33 .................. 415 430,102
4.50% , 04/01/46 .................. 605 533,439
5.75% , 05/16/54 .................. 340 340,268
Kraft Heinz Foods Co.
3.88% , 05/15/27 .................. 1,355 1,351,055
4.63% , 01/30/29 .................. 542 549,101
3.75% , 04/01/30 .................. 775 757,861
4.25% , 03/01/31 .................. 307 304,144
5.20% , 03/15/32 .................. 425 436,472
6.75% , 03/15/32 .................. 535 592,015
5.40% , 03/15/35
(d)
................. 480 490,283
5.00% , 07/15/35 .................. 775 768,260
6.88% , 01/26/39 .................. 635 707,169
7.13% , 08/01/39
(b)
................. 890 997,606
4.63% , 10/01/39 .................. 470 424,747
6.50% , 02/09/40 .................. 615 659,563
5.00% , 06/04/42 .................. 1,490 1,360,158
5.20% , 07/15/45 .................. 1,810 1,644,108
4.38% , 06/01/46 .................. 2,872 2,356,706
4.88% , 10/01/49 .................. 1,680 1,438,637
5.50% , 06/01/50 .................. 325 302,083
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 585 586,771
4.13% , 01/31/30 .................. 960 927,955
4.38% , 01/31/32 .................. 744 708,862
Land O'Lakes Capital Trust I, 7.45%,
03/15/28
(b) (d)
.................... 230 236,719
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,200 1,089,126
Mars, Inc.
(b)
4.45% , 03/01/27 .................. 1,040 1,047,670
4.60% , 03/01/28 .................. 1,985 2,010,958
4.55% , 04/20/28 .................. 1,295 1,311,538
4.80% , 03/01/30 .................. 3,230 3,299,109
3.20% , 04/01/30 .................. 1,064 1,023,806
4.65% , 04/20/31 .................. 1,035 1,055,724
5.00% , 03/01/32 .................. 1,335 1,371,381
1.63% , 07/16/32 .................. 1,145 971,138
4.75% , 04/20/33 .................. 1,150 1,158,042
3.60% , 04/01/34 .................. 857 788,943
5.20% , 03/01/35 .................. 4,870 4,982,270
3.88% , 04/01/39 .................. 605 528,104
2.38% , 07/16/40 .................. 995 713,664
3.95% , 04/01/44 .................. 705 584,576
5.65% , 05/01/45 .................. 2,905 2,926,770
3.95% , 04/01/49 .................. 910 719,706
2.45% , 07/16/50 .................. 270 158,198
4.13% , 04/01/54 .................. 580 455,219
5.70% , 05/01/55 .................. 4,640 4,623,011
4.20% , 04/01/59 .................. 627 487,909
5.80% , 05/01/65 .................. 200 200,448
McCormick & Co., Inc.
3.40% , 08/15/27 .................. 923 916,204
2.50% , 04/15/30 .................. 745 692,755
1.85% , 02/15/31 .................. 752 664,936
4.95% , 04/15/33 .................. 580 586,895
4.70% , 10/15/34 .................. 545 535,442

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.20% , 08/15/47 .................. USD 560 $ 453,504
Mead Johnson Nutrition Co., 4.60%, 06/01/44 525 466,725
Minerva Luxembourg SA
(e)
4.38% , 03/18/31
(d)
................. 1,200 1,117,925
8.88% , 09/13/33 .................. 800 874,571
Mondelez International, Inc.
2.63% , 03/17/27 .................. 680 670,144
4.25% , 05/06/28 .................. 300 301,476
4.13% , 05/07/28 .................. 920 922,080
4.75% , 02/20/29 .................. 820 836,205
2.75% , 04/13/30 .................. 1,103 1,039,601
4.50% , 05/06/30 .................. 250 252,357
1.50% , 02/04/31 .................. 1,205 1,053,323
3.00% , 03/17/32 .................. 245 224,857
1.88% , 10/15/32
(d)
................. 778 669,166
4.75% , 08/28/34
(d)
................. 805 800,352
5.13% , 05/06/35 .................. 250 255,345
2.63% , 09/04/50 .................. 1,213 724,384
Nestle Capital Corp.
(b)
4.65% , 03/12/29 .................. 660 675,202
4.75% , 03/12/31 .................. 275 282,179
5.10% , 03/12/54 .................. 150 142,575
Nestle Holdings, Inc.
(b)
1.00% , 09/15/27 .................. 980 939,969
4.13% , 10/01/27
(d)
................. 700 705,028
5.00% , 03/14/28 .................. 1,225 1,254,538
5.00% , 09/12/28 .................. 361 371,503
1.50% , 09/14/28 .................. 925 873,956
3.63% , 09/24/28 .................. 1,335 1,330,826
4.25% , 10/01/29 .................. 350 353,014
4.95% , 03/14/30 .................. 790 813,857
5.00% , 09/12/30
(d)
................. 410 426,456
1.25% , 09/15/30 .................. 890 784,971
1.88% , 09/14/31 .................. 870 770,245
4.30% , 10/01/32 .................. 1,300 1,297,974
4.85% , 03/14/33 .................. 540 551,820
5.00% , 09/12/33
(d)
................. 855 887,850
3.90% , 09/24/38 .................. 1,480 1,335,020
2.50% , 09/14/41 .................. 520 371,216
4.00% , 09/24/48 .................. 1,310 1,066,771
2.63% , 09/14/51
(d)
................. 1,225 758,650
4.70% , 01/15/53 .................. 1,060 949,940
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. 1,018 992,542
3.50% , 03/01/32 .................. 925 856,315
6.25% , 07/01/33 .................. 1,125 1,202,162
6.88% , 05/15/34 .................. 175 193,441
Post Holdings, Inc.
(b)
4.63% , 04/15/30 .................. 1,265 1,234,485
4.50% , 09/15/31 .................. 1,010 956,267
6.25% , 02/15/32 .................. 1,105 1,135,725
6.38% , 03/01/33 .................. 1,205 1,214,920
6.25% , 10/15/34
(d)
................. 680 685,294
6.50% , 03/15/36 .................. 860 860,114
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(e)
..................... 400 403,566
Sigma Foods SAB de CV, 6.88%, 03/25/44
(d) (e)
400 447,630
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 915 881,939
Smithfield Foods, Inc.
(b)
4.25% , 02/01/27 .................. 521 520,636
5.20% , 04/01/29 .................. 619 628,862
3.00% , 10/15/30 .................. 733 674,517
2.63% , 09/13/31 .................. 805 713,559
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 495 493,991
Security
Par (000)
Par (000) Value
Food Products (continued)
Tyson Foods, Inc.
3.55% , 06/02/27 .................. USD 1,189 $ 1,181,977
4.35% , 03/01/29 .................. 1,078 1,082,730
5.40% , 03/15/29 .................. 860 890,096
5.70% , 03/15/34 .................. 665 699,877
4.88% , 08/15/34 .................. 779 774,970
5.15% , 08/15/44 .................. 580 549,376
4.55% , 06/02/47 .................. 762 656,528
5.10% , 09/28/48 .................. 1,331 1,230,529
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(e)
. 600 630,396
Unilever Capital Corp.
2.90% , 05/05/27 .................. 925 916,598
4.25% , 08/12/27 .................. 360 362,760
3.50% , 03/22/28 .................. 1,435 1,426,543
4.88% , 09/08/28 .................. 770 789,756
2.13% , 09/06/29 .................. 1,040 978,077
1.38% , 09/14/30 .................. 825 734,643
1.75% , 08/12/31 .................. 680 599,045
5.90% , 11/15/32 .................. 1,124 1,227,188
5.00% , 12/08/33 .................. 830 858,884
4.63% , 08/12/34 .................. 1,080 1,084,322
2.63% , 08/12/51 .................. 650 402,467
Viking Baked Goods Acquisition Corp., 8.63%,
11/01/31
(b)
..................... 875 868,632
215,956,847
Gas Utilities — 0.2%
AmeriGas Partners LP
5.75% , 05/20/27 .................. 530 533,440
9.38% , 06/01/28
(b)
................. 455 470,546
9.50% , 06/01/30
(b)
................. 440 471,810
Atmos Energy Corp.
3.00% , 06/15/27 .................. 330 326,792
2.63% , 09/15/29 .................. 1,040 991,815
1.50% , 01/15/31 .................. 1,160 1,018,270
5.45% , 10/15/32 .................. 180 189,972
5.90% , 11/15/33 .................. 665 718,500
5.20% , 08/15/35
(d)
................. 370 380,471
5.50% , 06/15/41 .................. 228 232,391
4.15% , 01/15/43 .................. 368 314,010
4.13% , 10/15/44 .................. 983 829,280
4.30% , 10/01/48 .................. 813 673,401
4.13% , 03/15/49 .................. 755 605,104
3.38% , 09/15/49 .................. 756 531,768
2.85% , 02/15/52 .................. 645 402,646
5.75% , 10/15/52 .................. 640 646,546
6.20% , 11/15/53 .................. 450 485,459
5.00% , 12/15/54 .................. 485 438,661
5.45% , 01/15/56 .................. 580 560,496
Boston Gas Co.
(b)
3.15% , 08/01/27 .................. 1,050 1,035,956
3.00% , 08/01/29 .................. 470 450,343
3.76% , 03/16/32 .................. 460 436,202
5.84% , 01/10/35 .................. 35 36,965
4.49% , 02/15/42 .................. 439 375,750
6.12% , 07/20/53 .................. 480 479,812
Brooklyn Union Gas Co. (The)
(b)
4.63% , 08/05/27 .................. 545 547,747
3.87% , 03/04/29 .................. 640 631,599
4.87% , 08/05/32 .................. 495 490,790
6.39% , 09/15/33 .................. 535 574,118
4.50% , 03/10/46 .................. 468 386,277
4.27% , 03/15/48 .................. 780 622,872
4.49% , 03/04/49 .................. 421 339,294
6.42% , 07/18/54 .................. 480 495,697

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp.
5.25% , 03/01/28 .................. USD 1,190 $ 1,219,914
4.00% , 04/01/28 .................. 295 295,118
1.75% , 10/01/30 .................. 770 686,430
4.40% , 07/01/32 .................. 395 392,001
5.40% , 07/01/34 .................. 215 221,756
5.85% , 01/15/41 .................. 300 312,133
East Ohio Gas Co. (The)
(b)
2.00% , 06/15/30 .................. 910 823,177
3.00% , 06/15/50 .................. 1,035 661,042
ENN Energy Holdings Ltd.
(e)
4.63% , 05/17/27
(d)
................. 800 802,253
2.63% , 09/17/30 .................. 600 552,520
Ferrellgas LP
(b)
5.88% , 04/01/29 .................. 930 894,284
9.25% , 01/15/31 .................. 435 449,373
Infraestructura Energetica Nova SAPI de CV
(e)
4.88% , 01/14/48 .................. 610 478,449
4.75% , 01/15/51 .................. 1,000 753,783
KeySpan Gas East Corp.
(b)
5.99% , 03/06/33 .................. 525 552,302
5.82% , 04/01/41 .................. 500 504,007
3.59% , 01/18/52
(d)
................. 590 395,406
Nakilat, Inc., 6.07%, 12/31/33
(b)
......... 703 742,382
National Fuel Gas Co.
3.95% , 09/15/27 .................. 487 485,446
4.75% , 09/01/28 .................. 560 566,832
5.50% , 03/15/30 .................. 375 387,928
2.95% , 03/01/31 .................. 665 608,008
5.95% , 03/15/35 .................. 285 298,590
ONE Gas, Inc.
5.10% , 04/01/29 .................. 750 772,226
2.00% , 05/15/30 .................. 435 397,186
4.25% , 09/01/32 .................. 270 265,653
4.66% , 02/01/44 .................. 380 338,365
4.50% , 11/01/48 .................. 400 344,385
Piedmont Natural Gas Co., Inc.
3.50% , 06/01/29 .................. 709 694,423
2.50% , 03/15/31 .................. 335 305,876
5.40% , 06/15/33 .................. 330 342,548
5.10% , 02/15/35 .................. 465 470,432
4.65% , 08/01/43 .................. 420 374,950
3.64% , 11/01/46 .................. 389 291,630
3.35% , 06/01/50 .................. 512 352,060
5.05% , 05/15/52 .................. 437 391,583
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 400 375,603
SGSP Australia Assets Pty. Ltd., 3.50%,
07/07/27
(e)
..................... 200 198,151
Snam SpA
(b)
5.00% , 05/28/30 .................. 600 611,656
5.75% , 05/28/35 .................. 600 626,730
6.50% , 05/28/55 .................. 360 385,291
South Jersey Industries, Inc., 5.02%, 04/15/31 285 246,764
Southern California Gas Co.
2.95% , 04/15/27 .................. 720 712,645
Series XX , 2.55% , 02/01/30 ........... 1,140 1,074,703
5.20% , 06/01/33 .................. 500 514,469
5.05% , 09/01/34 .................. 610 618,220
5.45% , 06/15/35 .................. 800 830,639
5.13% , 11/15/40 .................. 420 410,065
3.75% , 09/15/42 .................. 428 341,651
Series UU , 4.13% , 06/01/48 .......... 490 387,513
Series VV , 4.30% , 01/15/49 ........... 603 490,810
Series WW , 3.95% , 02/15/50 .......... 438 333,883
6.35% , 11/15/52 .................. 600 645,134
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
5.75% , 06/01/53 .................. USD 615 $ 612,090
5.60% , 04/01/54 .................. 550 536,594
6.00% , 06/15/55 .................. 475 486,428
Southern Natural Gas Co. LLC
(b)
5.45% , 08/01/35 .................. 165 167,926
4.80% , 03/15/47 .................. 662 579,318
Southwest Gas Corp.
5.80% , 12/01/27 .................. 490 503,960
5.45% , 03/23/28 .................. 200 205,134
3.70% , 04/01/28 .................. 390 387,225
2.20% , 06/15/30 .................. 462 421,855
4.05% , 03/15/32 .................. 575 555,434
3.80% , 09/29/46 .................. 240 183,628
4.15% , 06/01/49 .................. 418 328,501
3.18% , 08/15/51 .................. 590 402,508
Spire Missouri, Inc.
4.80% , 02/15/33 .................. 195 196,520
Series 2034 , 5.15% , 08/15/34 ......... 375 382,348
3.30% , 06/01/51 .................. 215 144,909
Suburban Propane Partners LP
(b)
5.00% , 06/01/31 .................. 720 691,696
6.50% , 12/15/35 .................. 430 427,922
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 630 615,603
Talent Yield International Ltd., 3.13%,
05/06/31
(e)
..................... 600 564,182
Washington Gas Light Co.
Series K , 3.80% , 09/15/46 ............ 427 331,073
3.65% , 09/15/49 .................. 868 631,207
54,309,239
Ground Transportation — 0.5%
Albion Financing 1 SARL, 7.00%, 05/21/30
(b)
. 1,255 1,309,765
Ashtead Capital, Inc.
(b)
4.38% , 08/15/27 .................. 905 904,732
4.00% , 05/01/28 .................. 890 882,821
4.25% , 11/01/29 .................. 985 975,742
2.45% , 08/12/31 .................. 780 696,900
5.50% , 08/11/32 .................. 345 357,301
5.55% , 05/30/33 .................. 850 877,722
5.95% , 10/15/33 .................. 320 337,372
5.80% , 04/15/34 .................. 770 806,345
Avis Budget Car Rental LLC
(b)
5.75% , 07/15/27 .................. 692 691,715
4.75% , 04/01/28 .................. 495 484,256
5.38% , 03/01/29 .................. 645 628,922
8.25% , 01/15/30 .................. 730 755,498
8.00% , 02/15/31 .................. 545 557,825
8.38% , 06/15/32 .................. 360 370,274
Beacon Mobility Corp., 7.25%, 08/01/30
(b)
... 510 534,380
Brightline East LLC, 11.00%, 01/31/30
(b) (d)
... 1,045 287,178
Burlington Northern Santa Fe LLC
3.25% , 06/15/27 .................. 1,006 1,000,234
6.20% , 08/15/36 .................. 323 358,716
6.15% , 05/01/37 .................. 835 922,822
5.75% , 05/01/40 .................. 755 796,323
5.05% , 03/01/41 .................. 658 647,408
5.40% , 06/01/41 .................. 485 492,251
4.95% , 09/15/41 .................. 475 459,173
4.40% , 03/15/42 .................. 600 536,005
4.38% , 09/01/42 .................. 575 510,157
4.45% , 03/15/43 .................. 745 661,247
5.15% , 09/01/43 .................. 635 614,991
4.90% , 04/01/44 .................. 955 897,908
4.55% , 09/01/44 .................. 753 668,850
4.15% , 04/01/45 .................. 1,100 922,912

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.70% , 09/01/45 .................. USD 656 $ 594,296
3.90% , 08/01/46 .................. 902 721,805
4.13% , 06/15/47 .................. 793 653,198
4.05% , 06/15/48 .................. 936 757,213
4.15% , 12/15/48 .................. 788 644,149
3.55% , 02/15/50 .................. 888 649,826
3.05% , 02/15/51 .................. 625 412,602
3.30% , 09/15/51 .................. 980 677,513
2.88% , 06/15/52 .................. 690 433,652
4.45% , 01/15/53 .................. 950 799,197
5.20% , 04/15/54 .................. 1,545 1,453,854
5.50% , 03/15/55 .................. 1,240 1,219,784
5.55% , 03/15/56 .................. 570 562,951
5.80% , 03/15/56 .................. 880 901,822
Canadian National Railway Co.
6.90% , 07/15/28 .................. 613 655,198
4.20% , 03/12/31 .................. 420 418,299
3.85% , 08/05/32 .................. 685 663,995
5.85% , 11/01/33 .................. 180 194,251
6.25% , 08/01/34 .................. 546 601,472
4.38% , 09/18/34 .................. 690 677,686
4.75% , 11/12/35 .................. 250 249,842
6.20% , 06/01/36 .................. 565 623,190
6.38% , 11/15/37 .................. 440 490,587
3.20% , 08/02/46 .................. 723 523,488
3.65% , 02/03/48 .................. 804 614,267
4.45% , 01/20/49 .................. 777 666,671
2.45% , 05/01/50 .................. 740 442,158
4.40% , 08/05/52 .................. 770 653,971
6.13% , 11/01/53 .................. 690 737,079
Canadian Pacific Railway Co.
4.00% , 06/01/28 .................. 800 800,966
2.88% , 11/15/29 .................. 493 473,603
2.05% , 03/05/30 .................. 685 630,714
4.80% , 03/30/30 .................. 730 746,448
7.13% , 10/15/31 .................. 473 535,290
2.45% , 12/02/31 .................. 1,475 1,325,753
5.20% , 03/30/35 .................. 515 529,224
4.80% , 09/15/35 .................. 345 344,024
5.95% , 05/15/37 .................. 570 615,772
3.00% , 12/02/41 .................. 887 664,600
4.30% , 05/15/43 .................. 493 427,675
4.80% , 08/01/45 .................. 387 356,461
4.95% , 08/15/45 .................. 285 266,031
4.70% , 05/01/48 .................. 475 421,538
3.50% , 05/01/50 .................. 525 379,273
3.10% , 12/02/51 .................. 1,755 1,163,724
4.20% , 11/15/69 .................. 344 256,287
6.13% , 09/15/2115 ................ 888 896,933
Carriage Purchaser, Inc., 7.88%, 10/15/29
(b)
.. 335 331,119
Central Japan Railway Co., 4.25%, 11/24/45
(b) (d)
467 389,488
Clue Opco LLC, 9.50%, 10/15/31
(b)
....... 760 806,526
CSX Corp.
3.25% , 06/01/27 .................. 934 927,262
3.80% , 03/01/28 .................. 1,032 1,031,214
4.25% , 03/15/29 .................. 1,343 1,355,140
2.40% , 02/15/30 .................. 567 530,352
4.10% , 11/15/32 .................. 1,020 1,004,224
5.20% , 11/15/33 .................. 545 565,905
5.05% , 06/15/35 .................. 890 904,584
6.00% , 10/01/36 .................. 490 529,877
6.15% , 05/01/37 .................. 712 779,441
6.22% , 04/30/40 .................. 705 773,355
5.50% , 04/15/41 .................. 415 424,241
4.75% , 05/30/42 .................. 634 586,623
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.40% , 03/01/43 .................. USD 518 $ 457,468
4.10% , 03/15/44 .................. 1,065 895,948
3.80% , 11/01/46 .................. 898 705,216
4.30% , 03/01/48 .................. 986 824,125
4.75% , 11/15/48 .................. 783 696,726
4.50% , 03/15/49 .................. 432 369,287
3.35% , 09/15/49 .................. 658 465,791
3.80% , 04/15/50 .................. 540 410,370
3.95% , 05/01/50 .................. 650 506,934
2.50% , 05/15/51 .................. 615 366,795
4.50% , 11/15/52 .................. 943 801,404
4.50% , 08/01/54 .................. 535 452,006
4.90% , 03/15/55 .................. 190 170,647
4.25% , 11/01/66 .................. 650 499,057
4.65% , 03/01/68 .................. 452 370,834
DAE Funding LLC, 3.38%, 03/20/28
(e)
..... 800 778,491
Dcli Bidco LLC, 7.75%, 11/15/29
(b)
........ 515 524,477
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65% , 05/07/30 .................. 400 386,043
5.00% , 01/25/47 .................. 600 555,808
4.70% , 05/07/50 .................. 1,000 874,749
3.69% , 09/13/61 .................. 600 423,006
ENA Master Trust, 4.00%, 05/19/48
(e)
...... 400 309,212
ERAC USA Finance LLC
(b)
4.60% , 05/01/28 .................. 1,110 1,124,627
5.00% , 02/15/29 .................. 795 815,434
4.90% , 05/01/33 .................. 1,000 1,011,479
6.70% , 06/01/34 .................. 325 362,902
5.20% , 10/30/34 .................. 720 735,537
7.00% , 10/15/37 .................. 1,190 1,371,446
5.63% , 03/15/42 .................. 769 778,241
4.50% , 02/15/45 .................. 756 656,941
4.20% , 11/01/46 .................. 475 394,164
5.40% , 05/01/53 .................. 1,040 1,014,878
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%, 02/20/34 . 615 536,674
Fedex Freight Holding Co., Inc.
(b)
4.65% , 03/15/31 .................. 15 14,981
5.25% , 03/15/36 .................. 15 14,893
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
.. 831 808,807
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
725 748,238
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 600 572,625
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%, 09/17/30
(e)
................ 200 181,758
Hertz Corp. (The)
(b)
4.63% , 12/01/26
(d)
................. 194 183,361
12.63% , 07/15/29 ................. 1,190 1,198,226
5.00% , 12/01/29 .................. 860 570,633
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ...................... 195 199,338
Lima Metro Line 2 Finance Ltd.
(e)
5.88% , 07/05/34 .................. 410 424,207
4.35% , 04/05/36 .................. 450 436,297
Movida Europe SA, 7.85%, 04/11/29
(d) (e)
.... 400 385,770
MTR Corp. CI Ltd.
(e)(g)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.86%), 4.88% 1,400 1,424,458
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.46%), 5.63% 1,600 1,682,562
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 1,010 995,529
Norfolk Southern Corp.
7.80% , 05/15/27 .................. 310 325,073
3.15% , 06/01/27 .................. 350 346,673
3.80% , 08/01/28 .................. 783 780,534

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.55% , 11/01/29 .................. USD 455 $ 431,473
5.05% , 08/01/30 .................. 654 675,754
2.30% , 05/15/31 .................. 957 866,119
3.00% , 03/15/32 .................. 535 493,760
4.45% , 03/01/33 .................. 515 511,903
5.55% , 03/15/34 .................. 460 483,887
5.10% , 05/01/35 .................. 260 265,492
4.84% , 10/01/41 .................. 670 630,179
3.95% , 10/01/42 .................. 565 471,048
4.45% , 06/15/45 .................. 670 579,436
4.65% , 01/15/46 .................. 671 594,165
3.94% , 11/01/47 .................. 778 613,336
4.15% , 02/28/48 .................. 665 541,338
4.10% , 05/15/49 .................. 433 345,626
3.40% , 11/01/49 .................. 490 347,327
3.05% , 05/15/50 .................. 869 573,001
2.90% , 08/25/51 .................. 685 431,332
4.05% , 08/15/52 .................. 843 655,067
3.70% , 03/15/53 .................. 495 360,475
4.55% , 06/01/53 .................. 660 556,806
5.35% , 08/01/54
(d)
................. 940 896,566
3.16% , 05/15/55 .................. 767 492,675
5.95% , 03/15/64 .................. 515 525,099
5.10% , 08/01/2118 ................ 365 315,136
4.10% , 05/15/2121 ................ 600 414,654
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 396,896
Penske Truck Leasing Co. LP
(b)
4.20% , 04/01/27 .................. 395 395,392
4.40% , 07/01/27 .................. 780 782,703
5.88% , 11/15/27 .................. 350 359,768
5.70% , 02/01/28 .................. 1,030 1,058,885
5.55% , 05/01/28 .................. 945 971,086
6.05% , 08/01/28 .................. 1,075 1,119,909
5.35% , 03/30/29 .................. 410 422,138
5.25% , 07/01/29 .................. 970 996,894
3.35% , 11/01/29 .................. 646 622,645
5.25% , 02/01/30 .................. 410 422,035
6.20% , 06/15/30 .................. 480 511,806
4.55% , 01/15/31 .................. 475 473,922
Rumo Luxembourg SARL
(e)
5.25% , 01/10/28
(d)
................. 400 400,053
4.20% , 01/18/32 .................. 600 554,252
RXO, Inc., 7.50%, 11/15/27
(b)
........... 395 402,599
Ryder System, Inc.
2.85% , 03/01/27 .................. 210 207,572
5.30% , 03/15/27 .................. 420 425,567
4.30% , 06/15/27 .................. 480 481,502
5.65% , 03/01/28 .................. 535 551,263
5.25% , 06/01/28 .................. 530 544,560
6.30% , 12/01/28 .................. 695 734,699
5.38% , 03/15/29 .................. 380 392,783
5.50% , 06/01/29 .................. 230 238,821
4.95% , 09/01/29 .................. 290 296,418
4.90% , 12/01/29 .................. 575 587,325
5.00% , 03/15/30 .................. 265 271,312
4.85% , 06/15/30 .................. 350 356,292
4.30% , 12/01/30 .................. 285 283,522
6.60% , 12/01/33 .................. 450 499,484
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 600 611,586
SF Holding Investment 2021 Ltd.
(e)
3.00% , 11/17/28 .................. 200 194,204
3.13% , 11/17/31 .................. 800 750,409
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
500 472,713
Simpar Europe SA, 5.20%, 01/26/31
(d) (e)
.... 600 495,058
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SMBC Aviation Capital Finance DAC
(b)
5.45% , 05/03/28 .................. USD 450 $ 461,453
2.30% , 06/15/28 .................. 440 421,216
5.30% , 04/03/29 .................. 715 734,242
5.10% , 04/01/30 .................. 200 204,281
5.70% , 07/25/33 .................. 1,065 1,109,770
5.55% , 04/03/34 .................. 740 760,187
5.25% , 11/26/35 .................. 400 398,394
Star Leasing Co. LLC, 7.63%, 02/15/30
(b)
... 655 626,393
Synergy Infrastructure Holdings LLC, 7.88%,
12/01/30
(b)
..................... 100 104,349
Transnet, 8.25%, 02/06/28
(e)
........... 1,000 1,055,212
Triton Container International Ltd.
3.15% , 06/15/31
(b)
................. 585 534,387
3.25% , 03/15/32 .................. 655 595,997
5.15% , 02/15/33 .................. 550 547,163
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
................. 1,982 1,984,106
4.30% , 01/15/30 .................. 1,255 1,258,940
4.15% , 01/15/31 .................. 920 912,364
4.80% , 09/15/34 .................. 980 974,115
4.80% , 09/15/35 .................. 980 968,745
5.35% , 09/15/54 .................. 1,250 1,186,464
Union Pacific Corp.
2.15% , 02/05/27 .................. 883 868,710
3.00% , 04/15/27 .................. 505 500,551
3.95% , 09/10/28 .................. 1,360 1,363,076
6.63% , 02/01/29 .................. 465 501,163
3.70% , 03/01/29 .................. 999 992,290
2.40% , 02/05/30 .................. 947 887,141
2.38% , 05/20/31 .................. 1,200 1,097,820
2.80% , 02/14/32 .................. 1,140 1,048,897
4.50% , 01/20/33 .................. 680 684,981
3.38% , 02/01/35 .................. 785 706,597
5.10% , 02/20/35 .................. 830 853,595
2.89% , 04/06/36 .................. 660 557,515
3.60% , 09/15/37 .................. 413 366,194
3.55% , 08/15/39 .................. 555 472,388
3.20% , 05/20/41 .................. 847 663,223
3.38% , 02/14/42 .................. 530 415,704
4.05% , 11/15/45 .................. 555 456,341
4.05% , 03/01/46 .................. 670 545,228
3.35% , 08/15/46 .................. 455 330,921
4.00% , 04/15/47 .................. 635 509,888
4.50% , 09/10/48 .................. 482 412,827
4.30% , 03/01/49 .................. 640 531,162
3.25% , 02/05/50 .................. 1,876 1,296,129
3.80% , 10/01/51 .................. 1,055 794,021
2.95% , 03/10/52 .................. 900 573,677
4.95% , 09/09/52 .................. 605 551,086
3.50% , 02/14/53 .................. 1,316 931,744
4.95% , 05/15/53 .................. 535 484,928
5.60% , 12/01/54 .................. 790 786,625
3.88% , 02/01/55 .................. 561 421,174
3.95% , 08/15/59 .................. 580 431,324
3.84% , 03/20/60 .................. 1,855 1,338,334
3.55% , 05/20/61 .................. 550 368,524
2.97% , 09/16/62 .................. 1,109 647,676
5.15% , 01/20/63 .................. 470 428,080
4.10% , 09/15/67 .................. 569 420,157
3.75% , 02/05/70 .................. 823 558,710
3.80% , 04/06/71 .................. 619 422,385
3.85% , 02/14/72 .................. 390 269,485
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 975 1,020,896
XPO CNW, Inc., 6.70%, 05/01/34 ........ 305 325,164

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
XPO, Inc.
(b)
6.25% , 06/01/28 .................. USD 1,030 $ 1,049,212
7.13% , 06/01/31 .................. 522 542,443
7.13% , 02/01/32 .................. 755 793,601
168,773,200
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc., 5.30%, 10/08/35
(b)
...... 400 396,802
Abbott Laboratories
1.15% , 01/30/28 .................. 1,353 1,288,873
1.40% , 06/30/30 .................. 778 696,781
4.75% , 11/30/36 .................. 1,375 1,367,123
6.15% , 11/30/37 .................. 540 596,822
6.00% , 04/01/39 .................. 685 748,373
5.30% , 05/27/40 .................. 873 895,838
4.75% , 04/15/43 .................. 855 799,966
4.90% , 11/30/46 .................. 2,996 2,791,737
Alcon Finance Corp.
(b)
3.00% , 09/23/29 .................. 1,230 1,180,775
2.60% , 05/27/30 .................. 520 484,557
5.38% , 12/06/32 .................. 890 929,178
3.80% , 09/23/49 .................. 475 363,303
5.75% , 12/06/52 .................. 750 755,390
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,613 1,601,295
3.88% , 11/01/29 .................. 787 754,069
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,366 1,425,388
Baxter International, Inc.
1.92% , 02/01/27 .................. 644 630,709
2.27% , 12/01/28 .................. 1,345 1,273,842
4.45% , 02/15/29 .................. 765 767,210
3.95% , 04/01/30 .................. 1,000 977,330
4.90% , 12/15/30 .................. 695 699,794
1.73% , 04/01/31 .................. 1,075 924,091
2.54% , 02/01/32 .................. 1,240 1,082,812
5.65% , 12/15/35 .................. 650 654,853
3.50% , 08/15/46 .................. 311 219,221
3.13% , 12/01/51
(d)
................. 995 625,244
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 1,251 1,247,108
4.69% , 02/13/28 .................. 1,060 1,074,510
4.87% , 02/08/29 .................. 585 596,812
5.08% , 06/07/29 .................. 600 616,835
2.82% , 05/20/30 .................. 1,010 952,009
1.96% , 02/11/31 .................. 950 846,232
4.30% , 08/22/32 .................. 510 502,147
5.11% , 02/08/34 .................. 250 254,510
4.69% , 12/15/44 .................. 744 658,338
4.67% , 06/06/47 .................. 2,100 1,830,318
3.79% , 05/20/50 .................. 900 672,722
Boston Scientific Corp.
(i)
4.00% , 03/01/28 .................. 1,611 1,615,577
2.65% , 06/01/30 .................. 1,685 1,583,748
6.25% , 11/15/35 .................. 200 222,852
4.55% , 03/01/39 .................. 556 531,473
7.38% , 01/15/40 .................. 235 288,272
4.70% , 03/01/49 .................. 946 850,199
DENTSPLY SIRONA, Inc.
3.25% , 06/01/30 .................. 665 618,726
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%), 8.38% ,
09/12/55
(g)
.................... 500 493,869
DH Europe Finance II SARL
2.60% , 11/15/29 .................. 787 747,404
3.25% , 11/15/39 .................. 970 791,701
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.40% , 11/15/49 .................. USD 930 $ 669,211
Edwards Lifesciences Corp., 4.30%, 06/15/28 885 890,991
Embecta Corp.
(b)
5.00% , 02/15/30
(d)
................. 545 510,544
6.75% , 02/15/30 .................. 235 228,233
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 .................. 1,913 1,966,766
4.15% , 12/15/28 .................. 450 451,293
4.80% , 08/14/29 .................. 1,225 1,249,949
5.86% , 03/15/30 .................. 1,050 1,108,059
4.80% , 01/15/31 .................. 570 578,794
5.91% , 11/22/32 .................. 1,475 1,582,292
5.50% , 06/15/35 .................. 890 918,361
4.95% , 12/15/35 .................. 555 549,550
6.38% , 11/22/52 .................. 1,060 1,149,632
Hologic, Inc.
(b)
4.63% , 02/01/28 .................. 496 495,586
3.25% , 02/15/29 .................. 930 926,519
Insulet Corp., 6.50%, 04/01/33
(b)
......... 155 161,353
Koninklijke Philips NV
6.88% , 03/11/38 .................. 780 882,377
5.00% , 03/15/42 .................. 720 668,885
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 4,205 4,116,256
6.25% , 04/01/29 .................. 1,535 1,584,410
5.25% , 10/01/29 .................. 2,340 2,343,843
Medtronic Global Holdings SCA
4.25% , 03/30/28 .................. 1,130 1,138,663
4.50% , 03/30/33 .................. 1,055 1,053,781
Medtronic, Inc.
4.38% , 03/15/35 .................. 1,983 1,941,106
4.63% , 03/15/45 .................. 1,925 1,761,570
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
412 439,254
Smith & Nephew plc
5.15% , 03/20/27 .................. 60 60,673
2.03% , 10/14/30 .................. 1,110 997,955
5.40% , 03/20/34 .................. 765 786,709
Solventum Corp.
5.45% , 02/25/27 .................. 111 112,576
5.40% , 03/01/29 .................. 674 698,287
5.45% , 03/13/31 .................. 840 876,207
5.60% , 03/23/34 .................. 1,655 1,720,171
5.90% , 04/30/54 .................. 1,630 1,634,214
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
825 869,613
STERIS Irish FinCo UnLtd. Co.
2.70% , 03/15/31 .................. 687 634,494
3.75% , 03/15/51 .................. 745 556,693
Stryker Corp.
4.55% , 02/10/27 .................. 600 604,296
4.70% , 02/10/28 .................. 595 604,010
3.65% , 03/07/28 .................. 971 966,766
4.85% , 12/08/28 .................. 770 788,840
4.25% , 09/11/29 .................. 1,060 1,066,216
4.85% , 02/10/30 .................. 695 713,089
1.95% , 06/15/30 .................. 1,372 1,247,965
4.63% , 09/11/34 .................. 360 356,585
5.20% , 02/10/35 .................. 700 716,765
4.10% , 04/01/43 .................. 619 522,169
4.38% , 05/15/44 .................. 652 562,673
4.63% , 03/15/46 .................. 990 882,406
2.90% , 06/15/50 .................. 571 373,555
Teleflex, Inc.
4.63% , 11/15/27 .................. 505 502,402
4.25% , 06/01/28
(b)
................. 550 542,035
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 334 339,994

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
VSP Optical Group, Inc., 5.45%, 12/01/35
(b)
.. USD 165 $ 165,298
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 .................. 350 352,912
5.35% , 12/01/28 .................. 700 723,693
5.05% , 02/19/30 .................. 545 561,132
2.60% , 11/24/31 .................. 1,035 934,385
5.20% , 09/15/34 .................. 560 568,736
5.50% , 02/19/35 .................. 455 469,154
5.75% , 11/30/39 .................. 290 299,019
4.45% , 08/15/45 .................. 575 502,382
95,608,085
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(b)
...... 512 499,052
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 615 607,576
5.00% , 04/15/29 .................. 550 528,059
7.38% , 03/15/33
(d)
................. 475 469,182
Accendra Health, Inc.
(b)(d)
4.50% , 03/31/29 .................. 505 332,228
6.63% , 04/01/30 .................. 560 313,582
AdaptHealth LLC
(b)
6.13% , 08/01/28 .................. 415 416,579
4.63% , 08/01/29 .................. 665 643,063
5.13% , 03/01/30 .................. 700 679,970
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 121 75,328
Adventist Health System
Series 2025 , 4.74% , 12/01/30 ......... 280 280,171
5.43% , 03/01/32 .................. 400 410,001
5.76% , 12/01/34 .................. 130 134,691
3.63% , 03/01/49 .................. 344 234,819
Advocate Health & Hospitals Corp.
3.83% , 08/15/28 .................. 537 536,346
Series 2020 , 2.21% , 06/15/30 ......... 300 276,358
4.27% , 08/15/48 .................. 545 455,279
3.39% , 10/15/49 .................. 453 324,430
Series 2020 , 3.01% , 06/15/50 ......... 392 258,141
Aetna, Inc.
6.63% , 06/15/36 .................. 820 899,439
6.75% , 12/15/37 .................. 495 543,847
4.50% , 05/15/42 .................. 390 334,621
4.75% , 03/15/44 .................. 783 678,494
3.88% , 08/15/47 .................. 215 160,512
AHP Health Partners, Inc., 5.75%, 07/15/29
(b) (d)
360 351,021
AHS Hospital Corp.
5.02% , 07/01/45 .................. 345 322,891
Series 2021 , 2.78% , 07/01/51 ......... 408 253,496
Allina Health System
Series 2019 , 3.89% , 04/15/49 ......... 236 181,877
Series 2021 , 2.90% , 11/15/51 ......... 405 256,508
Ascension Health
Series 2025 , 4.08% , 11/15/28 ......... 170 170,820
Series B , 2.53% , 11/15/29 ............ 747 708,639
Series 2025 , 4.29% , 11/15/30 ......... 565 565,363
Series 2025 , 4.92% , 11/15/35 ......... 430 429,833
Series B , 3.11% , 11/15/39 ............ 234 185,568
3.95% , 11/15/46 .................. 1,160 937,755
4.85% , 11/15/53 .................. 560 508,318
Banner Health
2.34% , 01/01/30 .................. 385 358,963
1.90% , 01/01/31 .................. 430 385,393
2.91% , 01/01/42 .................. 134 99,202
Series 2020 , 3.18% , 01/01/50 ......... 335 228,562
2.91% , 01/01/51 .................. 573 366,638
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... USD 440 $ 317,134
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. 684 522,678
Baylor Scott & White Holdings
Series 2021 , 1.78% , 11/15/30 ......... 195 174,477
4.19% , 11/15/45 .................. 371 313,789
3.97% , 11/15/46 .................. 555 452,463
Series 2021 , 2.84% , 11/15/50 ......... 968 614,934
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51
(d)
..................... 564 368,065
Bon Secours Mercy Health, Inc.
Series 2018 , 4.30% , 07/01/28 ......... 351 352,462
3.46% , 06/01/30 .................. 688 670,387
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 1,282 1,273,704
5.13% , 02/15/29 .................. 1,030 1,059,920
5.00% , 11/15/29 .................. 955 981,185
4.50% , 09/15/30 .................. 420 423,074
5.45% , 02/15/34 .................. 630 654,502
5.35% , 11/15/34 .................. 625 642,046
5.15% , 09/15/35 .................. 545 551,701
4.60% , 03/15/43 .................. 365 320,809
4.50% , 11/15/44 .................. 396 340,566
4.90% , 09/15/45 .................. 448 404,025
4.37% , 06/15/47 .................. 639 530,540
5.75% , 11/15/54 .................. 650 646,893
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 515 351,432
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 ................. 110 99,062
Cencora, Inc.
3.45% , 12/15/27 .................. 834 825,967
4.63% , 12/15/27 .................. 390 394,720
4.85% , 12/15/29 .................. 445 455,237
2.80% , 05/15/30 .................. 942 886,994
2.70% , 03/15/31 .................. 1,125 1,037,021
5.13% , 02/15/34 .................. 660 675,383
5.15% , 02/15/35 .................. 645 657,670
4.25% , 03/01/45 .................. 585 494,863
4.30% , 12/15/47 .................. 549 459,813
Centene Corp.
4.25% , 12/15/27 .................. 2,464 2,450,023
2.45% , 07/15/28 .................. 1,820 1,712,015
4.63% , 12/15/29 .................. 3,418 3,331,719
3.38% , 02/15/30 .................. 1,852 1,708,996
3.00% , 10/15/30 .................. 1,735 1,553,300
2.50% , 03/01/31 .................. 1,758 1,519,938
2.63% , 08/01/31 .................. 1,035 889,251
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 424 251,209
Children's Hospital Corp. (The)
Series 2017 , 4.12% , 01/01/47 ......... 285 238,305
Series 2020 , 2.59% , 02/01/50 ......... 265 161,307
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 300 261,562
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 305 188,972
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50
(d)
..................... 388 248,526
CHRISTUS Health, Series C, 4.34%, 07/01/28 591 592,800
Cigna Group (The)
3.40% , 03/01/27 .................. 1,524 1,515,682
3.05% , 10/15/27 .................. 692 682,731

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.38% , 10/15/28 .................. USD 2,755 $ 2,777,338
5.00% , 05/15/29 .................. 860 883,178
2.40% , 03/15/30 .................. 1,672 1,555,819
4.50% , 09/15/30 .................. 895 900,414
2.38% , 03/15/31 .................. 1,350 1,223,325
5.13% , 05/15/31 .................. 770 794,343
4.88% , 09/15/32 .................. 1,075 1,087,577
5.40% , 03/15/33 .................. 1,248 1,296,855
5.25% , 02/15/34 .................. 1,030 1,054,533
5.25% , 01/15/36 .................. 1,020 1,033,626
4.80% , 08/15/38 .................. 2,435 2,320,501
3.20% , 03/15/40 .................. 675 529,159
6.13% , 11/15/41 .................. 562 589,687
4.80% , 07/15/46 .................. 1,420 1,251,681
3.88% , 10/15/47 .................. 1,022 785,271
4.90% , 12/15/48 .................. 2,777 2,461,079
3.40% , 03/15/50 .................. 820 571,481
3.40% , 03/15/51 .................. 1,516 1,047,081
5.60% , 02/15/54 .................. 1,250 1,204,545
6.00% , 01/15/56 .................. 1,095 1,115,644
City of Hope
Series 2013 , 5.62% , 11/15/43 ......... 300 297,024
Series 2018 , 4.38% , 08/15/48 ......... 318 261,927
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114
(d)
................... 320 270,247
CommonSpirit Health
6.07% , 11/01/27 .................. 170 175,286
3.35% , 10/01/29 .................. 557 539,196
4.35% , 09/01/30 .................. 310 308,457
2.78% , 10/01/30 .................. 388 361,133
5.21% , 12/01/31 .................. 525 541,568
5.32% , 12/01/34 .................. 670 680,490
4.98% , 09/01/35 .................. 440 433,533
4.35% , 11/01/42 .................. 978 852,553
5.58% , 09/01/45 .................. 95 92,836
3.82% , 10/01/49 .................. 660 491,744
4.19% , 10/01/49 .................. 787 622,731
3.91% , 10/01/50 .................. 620 462,428
6.46% , 11/01/52 .................. 205 220,116
5.55% , 12/01/54 .................. 205 196,116
5.66% , 09/01/55 .................. 110 106,728
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50 ................. 580 370,419
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 .................. 540 538,895
6.88% , 04/15/29 .................. 1,190 1,093,700
6.13% , 04/01/30 .................. 1,330 1,097,213
5.25% , 05/15/30 .................. 1,380 1,300,930
4.75% , 02/15/31 .................. 995 892,762
10.88% , 01/15/32 ................. 1,638 1,764,781
9.75% , 01/15/34 .................. 1,600 1,668,162
Concentra Health Services, Inc., 6.88%,
07/15/32
(b) (d)
.................... 697 730,344
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 555 400,669
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 439 307,220
CVS Health Corp.
3.63% , 04/01/27 .................. 757 753,545
6.25% , 06/01/27 .................. 279 286,752
1.30% , 08/21/27 .................. 2,025 1,942,105
4.30% , 03/25/28 .................. 4,020 4,034,313
5.00% , 01/30/29 .................. 1,036 1,058,418
5.40% , 06/01/29 .................. 810 838,397
3.25% , 08/15/29 .................. 1,615 1,560,256
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13% , 02/21/30 .................. USD 1,453 $ 1,490,426
3.75% , 04/01/30 .................. 1,270 1,237,854
1.75% , 08/21/30 .................. 1,304 1,158,666
5.25% , 01/30/31 .................. 1,080 1,114,044
1.88% , 02/28/31 .................. 1,418 1,247,925
5.55% , 06/01/31 .................. 1,175 1,228,629
2.13% , 09/15/31 .................. 1,045 916,963
5.00% , 09/15/32 .................. 575 584,043
5.25% , 02/21/33 .................. 1,645 1,685,853
5.30% , 06/01/33 .................. 1,300 1,331,985
5.70% , 06/01/34 .................. 1,495 1,553,318
4.88% , 07/20/35 .................. 866 846,250
5.45% , 09/15/35 .................. 1,100 1,118,858
4.78% , 03/25/38 .................. 4,892 4,585,410
6.13% , 09/15/39 .................. 686 712,452
4.13% , 04/01/40 .................. 544 462,087
2.70% , 08/21/40 .................. 80 56,759
5.30% , 12/05/43 .................. 866 803,226
6.00% , 06/01/44 .................. 900 901,052
5.13% , 07/20/45 .................. 2,860 2,567,577
5.05% , 03/25/48 .................. 7,463 6,555,255
4.25% , 04/01/50 .................. 1,069 821,108
5.63% , 02/21/53 .................. 1,100 1,028,357
5.88% , 06/01/53 .................. 1,290 1,242,863
6.05% , 06/01/54 .................. 1,050 1,036,456
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54
(g)
.................... 765 795,037
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(g)
.................... 2,285 2,389,209
6.20% , 09/15/55 .................. 1,155 1,165,867
6.00% , 06/01/63 .................. 530 509,061
6.25% , 09/15/65 .................. 545 543,545
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 440 344,558
DaVita, Inc.
(b)
4.63% , 06/01/30 .................. 2,486 2,395,145
3.75% , 02/15/31 .................. 1,425 1,309,491
6.88% , 09/01/32 .................. 1,095 1,126,736
6.75% , 07/15/33 .................. 815 835,740
Dignity Health
4.50% , 11/01/42
(d)
................. 445 390,302
5.27% , 11/01/64 .................. 238 213,785
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. 558 447,027
Elevance Health, Inc.
3.65% , 12/01/27 .................. 1,789 1,780,644
4.10% , 03/01/28 .................. 1,550 1,552,409
4.00% , 09/15/28 .................. 615 614,392
5.15% , 06/15/29 .................. 550 566,786
2.88% , 09/15/29 .................. 1,028 981,960
4.75% , 02/15/30 .................. 770 783,817
2.25% , 05/15/30 .................. 1,229 1,128,641
2.55% , 03/15/31 .................. 1,205 1,099,782
4.95% , 11/01/31 .................. 895 912,384
4.10% , 05/15/32 .................. 665 645,103
4.60% , 09/15/32 .................. 625 623,013
5.50% , 10/15/32 .................. 595 622,626
4.75% , 02/15/33 .................. 900 899,380
5.38% , 06/15/34 .................. 1,130 1,160,738
5.95% , 12/15/34 .................. 448 476,504
5.20% , 02/15/35 .................. 1,275 1,293,322
5.00% , 01/15/36 .................. 670 664,206
5.85% , 01/15/36 .................. 220 232,227

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.38% , 06/15/37 .................. USD 430 $ 467,043
4.63% , 05/15/42 .................. 835 747,789
4.65% , 01/15/43 .................. 960 855,441
5.10% , 01/15/44 .................. 510 477,808
4.65% , 08/15/44 .................. 765 672,291
4.38% , 12/01/47 .................. 1,311 1,084,216
4.55% , 03/01/48 .................. 802 680,101
3.70% , 09/15/49 .................. 762 559,682
3.13% , 05/15/50 .................. 911 593,841
3.60% , 03/15/51 .................. 1,175 833,922
4.55% , 05/15/52 .................. 745 614,609
6.10% , 10/15/52 .................. 735 755,230
5.13% , 02/15/53 .................. 940 845,297
5.65% , 06/15/54 .................. 975 940,740
5.70% , 02/15/55 .................. 1,230 1,198,723
5.70% , 09/15/55 .................. 865 842,982
5.85% , 11/01/64 .................. 765 746,715
Encompass Health Corp.
4.50% , 02/01/28 .................. 1,034 1,029,057
4.75% , 02/01/30 .................. 840 835,892
4.63% , 04/01/31 .................. 465 454,883
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49
(d)
. 488 372,817
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 284 254,725
Fresenius Medical Care US Finance III, Inc.
(b)
3.75% , 06/15/29 .................. 498 488,211
2.38% , 02/16/31 .................. 975 868,816
3.00% , 12/01/31 .................. 750 675,167
Global Medical Response, Inc., 7.38%,
10/01/32
(b)
..................... 470 485,803
Hackensack Meridian Health, Inc.
Series 2020 , 2.68% , 09/01/41 ......... 320 231,239
4.21% , 07/01/48 .................. 563 465,969
Series 2020 , 2.88% , 09/01/50 ......... 567 358,297
4.50% , 07/01/57 .................. 255 217,661
HAH Group Holding Co. LLC, 9.75%,
10/01/31
(b)
..................... 660 625,150
Hartford HealthCare Corp., 3.45%, 07/01/54 . 540 386,481
HCA, Inc.
4.50% , 02/15/27 .................. 1,503 1,506,279
3.13% , 03/15/27 .................. 690 683,528
5.00% , 03/01/28 .................. 255 259,721
5.20% , 06/01/28 .................. 1,050 1,075,702
5.63% , 09/01/28 .................. 1,440 1,483,754
5.88% , 02/01/29 .................. 1,210 1,259,545
3.38% , 03/15/29 .................. 370 361,515
4.13% , 06/15/29 .................. 2,049 2,044,557
5.25% , 03/01/30 .................. 525 541,708
3.50% , 09/01/30 .................. 2,519 2,422,233
4.30% , 11/15/30 .................. 510 507,225
5.45% , 04/01/31 .................. 1,230 1,278,709
2.38% , 07/15/31 .................. 1,205 1,078,677
5.50% , 03/01/32 .................. 925 964,006
3.63% , 03/15/32 .................. 1,865 1,759,142
4.60% , 11/15/32 .................. 905 896,144
5.50% , 06/01/33 .................. 1,185 1,229,479
5.60% , 04/01/34 .................. 1,245 1,292,912
5.45% , 09/15/34 .................. 1,305 1,338,782
5.75% , 03/01/35 .................. 1,405 1,468,825
4.90% , 11/15/35 .................. 850 834,563
5.13% , 06/15/39 .................. 1,022 984,972
4.38% , 03/15/42 .................. 525 447,755
5.50% , 06/15/47 .................. 1,407 1,326,693
5.25% , 06/15/49 .................. 1,837 1,660,343
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50% , 07/15/51 .................. USD 1,370 $ 929,116
4.63% , 03/15/52 .................. 1,970 1,606,797
5.90% , 06/01/53 .................. 855 835,518
6.00% , 04/01/54 .................. 1,455 1,442,235
5.95% , 09/15/54 .................. 930 915,937
6.20% , 03/01/55 .................. 1,250 1,271,691
5.70% , 11/15/55 .................. 1,050 1,000,058
6.10% , 04/01/64 .................. 700 694,348
Health Care Service Corp.
(b)
2.20% , 06/01/30 .................. 826 750,510
3.20% , 06/01/50 .................. 885 564,629
Health Care Service Corp. A Mutual Legal
Reserve Co.
(b)
5.20% , 06/15/29 .................. 995 1,020,470
5.45% , 06/15/34 .................. 860 875,667
5.88% , 06/15/54 .................. 1,090 1,053,009
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 640 624,095
Heartland Dental LLC, 10.50%, 04/30/28
(b)
.. 147 153,218
Highmark, Inc., 2.55%, 05/10/31
(b)
........ 683 607,959
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ...................... 693 526,945
Horizon Mutual Holdings, Inc., 6.20%,
11/15/34
(b)
..................... 330 322,290
Humana, Inc.
1.35% , 02/03/27 .................. 657 639,865
3.95% , 03/15/27 .................. 771 769,120
5.75% , 03/01/28 .................. 680 699,329
5.75% , 12/01/28 .................. 548 568,155
3.70% , 03/23/29 .................. 820 802,966
3.13% , 08/15/29 .................. 493 471,798
4.88% , 04/01/30 .................. 530 533,947
5.38% , 04/15/31 .................. 1,160 1,188,397
2.15% , 02/03/32
(d)
................. 845 729,225
5.88% , 03/01/33 .................. 685 709,092
5.95% , 03/15/34 .................. 740 764,685
5.55% , 05/01/35 .................. 720 721,536
4.63% , 12/01/42 .................. 445 375,515
4.95% , 10/01/44 .................. 772 664,470
4.80% , 03/15/47 .................. 522 431,592
3.95% , 08/15/49 .................. 530 380,455
5.50% , 03/15/53 .................. 540 480,235
5.75% , 04/15/54 .................. 990 910,874
6.00% , 05/01/55 .................. 455 433,012
Icon Investments Six DAC
5.81% , 05/08/27 .................. 590 600,961
5.85% , 05/08/29 .................. 480 499,973
6.00% , 05/08/34 .................. 350 367,521
Indiana University Health, Inc. Obligated Group
3.97% , 11/01/48 .................. 590 470,488
Series 2021 , 2.85% , 11/01/51 ......... 310 194,933
Inova Health System Foundation, 4.07%,
05/15/52 ...................... 420 331,111
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 525 385,585
International Finance Facility for Immunisation
Co., 4.13%, 10/29/27
(e)
............. 170 171,034
Iowa Health System, Series 2020, 3.67%,
02/15/50 ...................... 415 309,380
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 376 299,365
Kaiser Foundation Hospitals
3.15% , 05/01/27 .................. 160 158,749
Series 2021 , 2.81% , 06/01/41 ......... 1,102 818,562
4.88% , 04/01/42 .................. 591 561,022
4.15% , 05/01/47 .................. 1,515 1,258,233

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Series 2019 , 3.27% , 11/01/49 ......... USD 1,062 $ 745,437
Series 2021 , 3.00% , 06/01/51 ......... 1,239 808,877
Kedrion SpA, 6.50%, 09/01/29
(b)
......... 813 803,226
Laboratory Corp. of America Holdings
3.60% , 09/01/27 .................. 828 823,828
2.95% , 12/01/29 .................. 791 755,779
4.35% , 04/01/30 .................. 745 745,463
2.70% , 06/01/31 .................. 655 601,114
4.55% , 04/01/32 .................. 575 573,567
4.80% , 10/01/34 .................. 625 616,584
4.70% , 02/01/45 .................. 908 808,179
LifePoint Health, Inc.
(b)
5.38% , 01/15/29
(d)
................. 518 503,273
9.88% , 08/15/30 .................. 840 901,763
11.00% , 10/15/30 ................. 985 1,075,172
8.38% , 02/15/32 .................. 695 755,052
10.00% , 06/01/32
(d)
................ 805 850,709
Mass General Brigham, Inc.
Series 2017 , 3.77% , 07/01/48 ......... 486 375,588
Series 2020 , 3.19% , 07/01/49 ......... 450 311,188
Series 2015 , 4.12% , 07/01/55
(d)
........ 135 108,676
Series 2020 , 3.34% , 07/01/60 ......... 558 364,797
Mayo Clinic
3.77% , 11/15/43 .................. 365 298,220
Series 2013 , 4.00% , 11/15/47 ......... 260 207,482
Series 2016 , 4.13% , 11/15/52 ......... 345 278,175
Series 2021 , 3.20% , 11/15/61 ......... 464 296,310
McKesson Corp.
3.95% , 02/16/28 .................. 735 734,477
4.90% , 07/15/28 .................. 737 754,502
4.25% , 09/15/29 .................. 505 507,583
4.65% , 05/30/30 .................. 825 837,896
4.95% , 05/30/32 .................. 680 698,548
5.10% , 07/15/33 .................. 392 403,839
5.25% , 05/30/35 .................. 685 706,889
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 415 348,862
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 400 294,006
Memorial Health Services, 3.45%, 11/01/49 .. 419 300,605
Memorial Sloan-Kettering Cancer Center
5.00% , 07/01/42 .................. 530 510,807
Series 2020 , 2.96% , 01/01/50 ......... 330 217,418
4.13% , 07/01/52 .................. 402 322,764
Series 2015 , 4.20% , 07/01/55 ......... 466 377,848
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 638 392,011
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 950 934,626
3.88% , 11/15/30 .................. 720 664,312
6.50% , 02/15/31 .................. 815 834,440
3.88% , 05/15/32 .................. 762 687,357
6.25% , 01/15/33 .................. 775 780,529
Montefiore Obligated Group
Series 18-C , 5.25% , 11/01/48 ......... 462 383,554
4.29% , 09/01/50 .................. 312 220,374
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... 305 226,983
MPH Acquisition Holdings LLC, 5.75%,
12/31/30
(b)
..................... 775 664,900
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... 491 341,423
National Mentor Holdings, Inc., 10.50%,
12/15/30
(b)
..................... 1,070 1,105,376
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... USD 263 $ 228,966
New York & Presbyterian Hospital (The)
2.26% , 08/01/40 .................. 105 73,061
4.02% , 08/01/45 .................. 515 425,838
4.06% , 08/01/56 .................. 350 273,651
2.61% , 08/01/60
(d)
................. 208 115,357
Series 2019 , 3.95% , 08/01/2119 ........ 572 393,799
Northwell Healthcare, Inc.
3.98% , 11/01/46 .................. 472 372,892
4.26% , 11/01/47 .................. 820 673,291
3.81% , 11/01/49 .................. 570 426,540
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51
(d)
... 285 174,841
Novant Health, Inc.
2.64% , 11/01/36 .................. 180 144,116
3.17% , 11/01/51 .................. 732 486,199
3.32% , 11/01/61 .................. 314 200,350
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 385 234,778
NYU Langone Hospitals
Series 13-A , 5.75% , 07/01/43 ......... 140 143,466
4.78% , 07/01/44 .................. 290 265,544
4.37% , 07/01/47 .................. 765 663,308
Series 2020 , 3.38% , 07/01/55
(d)
........ 215 147,175
OhioHealth Corp.
2.83% , 11/15/41 .................. 399 295,065
Series 2020 , 3.04% , 11/15/50 ......... 390 266,490
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 544 532,631
Orlando Health Obligated Group
5.48% , 10/01/35 .................. 365 381,214
4.09% , 10/01/48 .................. 220 178,958
3.33% , 10/01/50 .................. 430 309,246
Paradigm Parent LLC, 8.75%, 04/17/32
(b)
... 335 299,831
PeaceHealth Obligated Group
4.34% , 11/15/28 .................. 95 95,502
4.86% , 11/15/32 .................. 120 120,945
Series 2018 , 4.79% , 11/15/48 ......... 387 336,267
Series 2020 , 3.22% , 11/15/50 ......... 398 260,902
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(b)
..................... 445 445,235
Piedmont Healthcare, Inc.
Series 2032 , 2.04% , 01/01/32 ......... 180 157,462
Series 2042 , 2.72% , 01/01/42 ......... 333 236,934
2.86% , 01/01/52 .................. 561 356,765
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 498 445,499
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 1,535 1,599,153
Providence St Joseph Health Obligated Group
Series 19A , 2.53% , 10/01/29 .......... 196 184,222
5.37% , 10/01/32 .................. 525 542,139
5.40% , 10/01/33 .................. 710 730,115
Series I , 3.74% , 10/01/47 ............ 810 614,557
Series A , 3.93% , 10/01/48 ............ 430 335,135
Series 21A , 2.70% , 10/01/51 .......... 205 121,719
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 251 225,405
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 865 874,888
4.20% , 06/30/29 .................. 420 421,559
4.63% , 12/15/29 .................. 510 518,098
2.95% , 06/30/30 .................. 1,006 952,894
2.80% , 06/30/31 .................. 945 871,021

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.40% , 11/30/33 .................. USD 715 $ 787,590
5.00% , 12/15/34 .................. 545 549,300
4.70% , 03/30/45 .................. 405 364,817
Quorum Health Corp., 11.63%, 04/15/25
(c) (k)
.. 50 —
Radiology Partners, Inc.
(b)
9.78% , ( 9.78 % Cash or 9.78 % PIK),
02/15/30
(d) (f)
................... 768 768,245
8.50% , 07/15/32 .................. 690 726,443
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 250 167,411
Rede D'or Finance Sarl, 6.45%, 09/09/35
(e)
.. 400 410,235
Rede D'or Finance SARL
(e)
4.95% , 01/17/28 .................. 400 399,993
4.50% , 01/22/30 .................. 900 875,922
Rush System for Health Obligated Group,
Series 2020, 3.92%, 11/15/29 ......... 455 451,261
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 545 334,291
Select Medical Corp., 6.25%, 12/01/32
(b) (d)
... 675 655,214
Sentara Health, Series 2021, 2.93%, 11/01/51 115 73,546
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 460 283,246
SSM Health Care Corp.
Series A , 3.82% , 06/01/27 ............ 325 324,487
4.89% , 06/01/28 .................. 320 324,691
Stanford Health Care
Series 2020 , 3.31% , 08/15/30 ......... 28 26,983
Series 2018 , 3.80% , 11/15/48 ......... 610 473,999
3.03% , 08/15/51 .................. 380 248,962
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 985 1,043,855
Summa Health, 3.51%, 11/15/51 ........ 381 289,093
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 995 1,002,926
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 353 350,908
Series 20A , 2.29% , 08/15/30 .......... 234 214,790
Series 2025 , 5.21% , 08/15/32 ......... 170 176,001
5.16% , 08/15/33 .................. 515 528,707
Series 2025 , 5.54% , 08/15/35 ......... 525 547,083
Series 20A , 3.16% , 08/15/40 .......... 330 258,887
Series 2018 , 4.09% , 08/15/48 ......... 554 449,441
Series 20A , 3.36% , 08/15/50 .......... 884 618,446
5.55% , 08/15/53 .................. 85 84,794
Team Health Holdings, Inc., 8.38%, 06/30/28
(b)
205 207,444
TEAM Services Holding, Inc., 9.00%, 02/15/33
(b)
260 260,000
Tenet Healthcare Corp.
5.13% , 11/01/27 .................. 1,375 1,375,363
4.63% , 06/15/28 .................. 610 609,114
6.13% , 10/01/28 .................. 1,540 1,543,064
4.25% , 06/01/29 .................. 1,315 1,295,023
4.38% , 01/15/30 .................. 1,420 1,395,838
6.13% , 06/15/30 .................. 1,345 1,373,982
6.75% , 05/15/31 .................. 1,219 1,266,687
6.88% , 11/15/31 .................. 392 428,912
5.50% , 11/15/32
(b)
................. 1,090 1,101,781
6.00% , 11/15/33
(b)
................. 340 349,779
Texas Health Resources
2.33% , 11/15/50 .................. 514 291,683
4.33% , 11/15/55 .................. 290 239,231
Toledo Hospital (The)
Series B , 5.33% , 11/15/28 ............ 497 505,165
5.75% , 11/15/38 .................. 824 831,853
6.02% , 11/15/48 .................. 408 394,897
Trinity Health Corp.
Series 2021 , 2.63% , 12/01/40 ......... 187 136,742
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.13% , 12/01/45 .................. USD 523 $ 436,321
Series 2019 , 3.43% , 12/01/48 ......... 407 307,073
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 130 122,027
UnitedHealth Group, Inc.
3.38% , 04/15/27 .................. 842 836,932
4.60% , 04/15/27 .................. 515 519,348
3.70% , 05/15/27 .................. 420 419,108
2.95% , 10/15/27 .................. 750 739,479
5.25% , 02/15/28 .................. 1,365 1,399,406
3.85% , 06/15/28 .................. 1,185 1,181,942
4.40% , 06/15/28 .................. 330 333,349
3.88% , 12/15/28 .................. 1,075 1,073,375
4.25% , 01/15/29 .................. 1,215 1,222,789
4.70% , 04/15/29 .................. 565 576,023
4.00% , 05/15/29 .................. 1,065 1,063,582
2.88% , 08/15/29 .................. 999 959,925
4.80% , 01/15/30 .................. 1,350 1,380,563
5.30% , 02/15/30 .................. 1,345 1,400,898
2.00% , 05/15/30 .................. 1,385 1,264,237
4.65% , 01/15/31 .................. 795 804,911
4.90% , 04/15/31 .................. 1,180 1,208,753
2.30% , 05/15/31 .................. 1,439 1,297,623
4.95% , 01/15/32 .................. 1,590 1,626,788
4.20% , 05/15/32 .................. 1,520 1,494,796
5.35% , 02/15/33 .................. 1,790 1,859,979
4.50% , 04/15/33 .................. 1,510 1,490,044
5.00% , 04/15/34 .................. 1,360 1,372,514
5.15% , 07/15/34 .................. 2,010 2,049,481
5.30% , 06/15/35
(d)
................. 950 977,564
4.63% , 07/15/35 .................. 1,070 1,047,406
5.80% , 03/15/36 .................. 900 952,023
6.50% , 06/15/37 .................. 535 596,124
6.63% , 11/15/37 .................. 700 783,977
6.88% , 02/15/38 .................. 1,077 1,233,489
3.50% , 08/15/39 .................. 1,250 1,031,755
2.75% , 05/15/40 .................. 609 450,444
5.70% , 10/15/40 .................. 290 297,871
5.95% , 02/15/41 .................. 490 511,336
3.05% , 05/15/41 .................. 1,265 950,871
4.63% , 11/15/41 .................. 703 637,171
4.38% , 03/15/42 .................. 600 524,667
3.95% , 10/15/42 .................. 641 528,078
4.25% , 03/15/43 .................. 986 841,160
5.50% , 07/15/44 .................. 1,560 1,533,747
4.75% , 07/15/45 .................. 1,954 1,742,789
4.20% , 01/15/47 .................. 662 539,265
4.25% , 04/15/47 .................. 849 694,836
3.75% , 10/15/47 .................. 1,028 777,339
4.25% , 06/15/48 .................. 1,084 881,440
4.45% , 12/15/48 .................. 912 758,037
3.70% , 08/15/49 .................. 1,155 851,131
2.90% , 05/15/50 .................. 998 633,246
3.25% , 05/15/51 .................. 1,951 1,311,820
4.75% , 05/15/52 .................. 1,910 1,640,485
5.88% , 02/15/53 .................. 1,845 1,853,684
5.05% , 04/15/53 .................. 1,985 1,782,284
5.38% , 04/15/54 .................. 1,760 1,649,531
5.63% , 07/15/54 .................. 2,695 2,623,350
5.95% , 06/15/55 .................. 495 505,382
3.88% , 08/15/59 .................. 1,162 828,979
3.13% , 05/15/60 .................. 1,182 711,336
4.95% , 05/15/62 .................. 990 848,965
6.05% , 02/15/63 .................. 1,430 1,451,140
5.20% , 04/15/63 .................. 1,730 1,539,035

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.50% , 04/15/64 .................. USD 1,080 $ 1,008,289
5.75% , 07/15/64 .................. 2,035 1,971,789
Universal Health Services, Inc.
4.63% , 10/15/29 .................. 615 618,494
2.65% , 10/15/30 .................. 753 686,588
2.65% , 01/15/32 .................. 565 499,293
5.05% , 10/15/34 .................. 470 460,092
UPMC
5.04% , 05/15/33 .................. 210 213,776
5.38% , 05/15/43 .................. 25 24,229
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 980 985,029
WakeMed, Series A, 3.29%, 10/01/52 ..... 149 102,970
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50
(d)
... 165 105,357
Willis-Knighton Medical Center
Series 2018 , 4.81% , 09/01/48 ......... 389 341,544
Series 2021 , 3.07% , 03/01/51 ......... 352 220,822
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. 329 193,820
397,585,146
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/28 .................. 742 740,196
4.50% , 07/30/29 .................. 346 347,833
2.75% , 12/15/29 .................. 545 513,740
4.70% , 07/01/30 .................. 303 305,558
4.90% , 12/15/30 .................. 905 919,389
3.38% , 08/15/31 .................. 845 791,518
2.00% , 05/18/32 .................. 1,020 865,639
1.88% , 02/01/33 .................. 613 503,290
2.95% , 03/15/34 .................. 1,320 1,134,542
4.75% , 04/15/35 .................. 570 550,119
5.50% , 10/01/35 .................. 415 422,089
5.25% , 05/15/36 .................. 245 243,396
4.85% , 04/15/49 .................. 330 282,642
4.00% , 02/01/50 .................. 721 543,490
3.00% , 05/18/51 .................. 792 500,684
3.55% , 03/15/52 .................. 1,155 807,023
5.15% , 04/15/53 .................. 445 396,171
5.63% , 05/15/54 .................. 580 554,089
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 555 545,076
Diversified Healthcare Trust
4.75% , 02/15/28 .................. 557 539,816
7.25% , 10/15/30
(b)
................. 95 97,955
4.38% , 03/01/31 .................. 520 463,816
DOC DR LLC
4.30% , 03/15/27 .................. 295 295,599
3.95% , 01/15/28 .................. 350 349,367
2.63% , 11/01/31 .................. 580 521,237
Healthcare Realty Holdings LP
3.75% , 07/01/27 .................. 430 427,737
3.10% , 02/15/30 .................. 555 526,535
2.00% , 03/15/31 .................. 1,036 910,691
Healthpeak OP LLC
1.35% , 02/01/27 .................. 275 268,038
2.13% , 12/01/28 .................. 930 881,208
3.50% , 07/15/29 .................. 166 161,869
3.00% , 01/15/30 .................. 525 498,154
2.88% , 01/15/31 .................. 760 705,682
5.25% , 12/15/32 .................. 735 753,364
4.75% , 01/15/33 .................. 275 273,585
5.38% , 02/15/35 .................. 250 254,241
6.75% , 02/01/41 .................. 246 270,730
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
MPT Operating Partnership LP
5.00% , 10/15/27 .................. USD 1,295 $ 1,265,571
4.63% , 08/01/29 .................. 889 762,272
3.50% , 03/15/31 .................. 1,455 1,075,608
8.50% , 02/15/32
(b)
................. 845 905,039
National Health Investors, Inc.
3.00% , 02/01/31 .................. 648 590,449
5.35% , 02/01/33 .................. 210 210,159
Omega Healthcare Investors, Inc.
4.50% , 04/01/27 .................. 765 767,048
4.75% , 01/15/28 .................. 633 638,385
3.63% , 10/01/29 .................. 430 416,954
5.20% , 07/01/30 .................. 335 340,905
3.38% , 02/01/31 .................. 660 617,677
3.25% , 04/15/33 .................. 620 550,321
Sabra Health Care LP
3.90% , 10/15/29 .................. 451 441,490
3.20% , 12/01/31 .................. 660 604,197
Ventas Realty LP
3.85% , 04/01/27 .................. 341 340,309
4.00% , 03/01/28 .................. 674 673,595
4.40% , 01/15/29 .................. 1,063 1,068,910
3.00% , 01/15/30 .................. 290 275,965
4.75% , 11/15/30 .................. 875 886,412
2.50% , 09/01/31 .................. 560 503,659
5.10% , 07/15/32 .................. 535 550,545
5.63% , 07/01/34 .................. 255 265,882
5.00% , 01/15/35 .................. 285 284,342
5.00% , 02/15/36 .................. 365 361,037
5.70% , 09/30/43 .................. 245 246,414
4.38% , 02/01/45 .................. 250 210,398
4.88% , 04/15/49 .................. 455 398,654
Welltower OP LLC
2.70% , 02/15/27 .................. 775 766,001
4.25% , 04/15/28 .................. 1,055 1,062,160
2.05% , 01/15/29 .................. 710 672,256
4.13% , 03/15/29 .................. 685 686,772
3.10% , 01/15/30 .................. 935 896,446
4.50% , 07/01/30 .................. 750 757,120
2.75% , 01/15/31 .................. 800 744,095
2.80% , 06/01/31 .................. 647 598,677
2.75% , 01/15/32 .................. 680 618,972
3.85% , 06/15/32 .................. 599 578,592
5.13% , 07/01/35 .................. 1,045 1,061,039
6.50% , 03/15/41 .................. 287 322,018
4.95% , 09/01/48 .................. 580 539,299
43,721,752
Health Care Technology — 0.0%
IQVIA, Inc.
5.00% , 05/15/27
(b)
................. 1,110 1,110,297
5.70% , 05/15/28 .................. 855 881,158
6.25% , 02/01/29 .................. 1,285 1,352,229
6.50% , 05/15/30
(b)
................. 665 689,510
6.25% , 06/01/32
(b)
................. 920 957,333
4,990,527
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25% , 12/15/28 .................. 45 45,053
Series H , 3.38% , 12/15/29 ........... 500 481,169
Series I , 3.50% , 09/15/30 ............ 912 868,893
Series J , 2.90% , 12/15/31 ............ 735 665,543
5.70% , 06/15/32 .................. 305 318,198
5.70% , 07/01/34 .................. 495 510,687
5.50% , 04/15/35 .................. 740 748,509

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Park Intermediate Holdings LLC
(b)
5.88% , 10/01/28 .................. USD 755 $ 755,778
4.88% , 05/15/29 .................. 795 777,737
7.00% , 02/01/30 .................. 595 612,707
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 418 427,123
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 679 678,477
7.25% , 07/15/28
(b)
................. 535 551,021
4.50% , 02/15/29
(b)
................. 610 601,589
6.50% , 04/01/32
(b)
................. 1,080 1,117,885
6.50% , 06/15/33
(b)
................. 215 222,870
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 505 479,601
Service Properties Trust
4.95% , 02/15/27
(d)
................. 107 106,578
0.00% , 09/30/27
(b) (j)
................ 170 154,284
5.50% , 12/15/27 .................. 440 436,544
3.95% , 01/15/28
(d)
................. 400 378,975
8.38% , 06/15/29 .................. 675 683,021
4.95% , 10/01/29
(d)
................. 389 343,488
4.38% , 02/15/30
(d)
................. 429 371,915
8.63% , 11/15/31
(b)
................. 965 1,014,051
8.88% , 06/15/32 .................. 480 476,402
XHR LP
(b)
4.88% , 06/01/29 .................. 550 542,853
6.63% , 05/15/30 .................. 420 434,193
14,805,144
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 1,470 1,448,265
4.38% , 01/15/28 .................. 747 741,706
3.50% , 02/15/29 .................. 785 757,091
6.13% , 06/15/29 .................. 1,135 1,163,752
5.63% , 09/15/29 .................. 625 635,851
4.00% , 10/15/30 .................. 2,340 2,233,448
Acushnet Co., 5.63%, 12/01/33
(b)
........ 310 313,919
Affinity Interactive, 6.88%, 12/15/27
(b) (d)
..... 465 278,946
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(e)
..................... 600 624,366
Arcos Dorados BV, 6.38%, 01/29/32
(d) (e)
.... 600 630,536
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(b) (d)
... 520 495,862
Bloomin' Brands, Inc., 5.13%, 04/15/29
(b) (d)
.. 337 299,359
Booking Holdings, Inc., 3.55%, 03/15/28 .... 783 776,398
Boyd Gaming Corp.
4.75% , 12/01/27 .................. 1,045 1,044,458
4.75% , 06/15/31
(b)
................. 925 901,485
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 735 725,509
Brightstar Lottery plc
(b)
5.25% , 01/15/29 .................. 860 859,025
5.75% , 01/15/33 .................. 330 327,899
Brinker International, Inc., 8.25%, 07/15/30
(b)
. 350 369,353
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29
(d)
................. 1,185 1,137,691
7.00% , 02/15/30 .................. 1,865 1,926,329
6.50% , 02/15/32 .................. 1,540 1,575,910
6.00% , 10/15/32
(d)
................. 1,195 1,161,806
Carnival Corp.
6.65% , 01/15/28 .................. 304 316,269
4.00% , 08/01/28
(b)
................. 2,300 2,276,792
5.13% , 05/01/29
(b)
................. 915 925,393
7.00% , 08/15/29
(b)
................. 785 821,533
5.75% , 03/15/30
(b)
................. 625 643,253
5.88% , 06/15/31
(b)
................. 845 873,642
5.75% , 08/01/32
(b)
................. 2,765 2,843,773
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.13% , 02/15/33
(b)
................. USD 1,915 $ 1,970,140
Choice Hotels International, Inc.
3.70% , 12/01/29 .................. 545 531,599
3.70% , 01/15/31 .................. 555 531,495
5.85% , 08/01/34 .................. 565 578,252
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. 605 605,255
4.75% , 01/15/28 .................. 885 882,036
5.75% , 04/01/30 .................. 1,205 1,211,637
6.75% , 05/01/31 .................. 615 634,332
Darden Restaurants, Inc.
3.85% , 05/01/27 .................. 229 228,497
4.35% , 10/15/27 .................. 330 331,752
4.55% , 10/15/29 .................. 560 565,402
6.30% , 10/10/33 .................. 335 363,912
4.55% , 02/15/48 .................. 410 337,198
Expedia Group, Inc.
4.63% , 08/01/27 .................. 715 720,200
3.80% , 02/15/28 .................. 960 955,073
3.25% , 02/15/30 .................. 1,417 1,359,968
2.95% , 03/15/31 .................. 465 432,755
5.40% , 02/15/35 .................. 875 894,808
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 970 938,613
6.75% , 01/15/30
(d)
................. 1,290 1,219,077
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 345 355,769
Fortune Star BVI Ltd., 8.50%, 05/19/28
(e)
... 400 412,476
Full House Resorts, Inc., 8.25%, 02/15/28
(b) (d)
. 470 429,676
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
1,000 923,068
Genting New York LLC, 7.25%, 10/01/29
(b)
.. 700 722,700
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(b) (k)
.................... 391 195,262
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... 540 548,513
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(b)
................. 570 583,410
3.75% , 05/01/29
(b)
................. 780 759,126
4.88% , 01/15/30 .................. 895 896,407
4.00% , 05/01/31
(b)
................. 1,026 979,543
3.63% , 02/15/32
(b)
................. 1,130 1,046,874
6.13% , 04/01/32
(b)
................. 550 568,670
5.88% , 03/15/33
(b)
................. 875 897,926
5.75% , 09/15/33
(b)
................. 740 754,154
5.50% , 03/31/34
(b)
................. 660 663,132
Hilton Grand Vacations Borrower LLC
(b)
5.00% , 06/01/29 .................. 889 863,251
4.88% , 07/01/31 .................. 535 499,554
6.63% , 01/15/32 .................. 1,055 1,078,741
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 546 546,171
Hyatt Hotels Corp.
5.05% , 03/30/28 .................. 340 346,418
4.38% , 09/15/28 .................. 785 787,720
5.25% , 06/30/29 .................. 720 742,018
5.75% , 04/23/30 .................. 450 470,530
5.38% , 12/15/31 .................. 520 535,336
5.75% , 03/30/32 .................. 375 392,701
5.50% , 06/30/34 .................. 325 335,055
5.40% , 12/15/35 .................. 440 440,809
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(b)
500 493,728
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 719 720,428
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(b) (d)
.................... 800 766,233
Las Vegas Sands Corp.
5.90% , 06/01/27 .................. 345 351,344
5.63% , 06/15/28 .................. 400 409,455

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.90% , 08/08/29 .................. USD 885 $ 862,434
6.00% , 08/15/29 .................. 495 516,244
6.00% , 06/14/30 .................. 215 224,326
6.20% , 08/15/34 .................. 565 589,233
Life Time, Inc., 6.00%, 11/15/31
(b)
........ 530 543,346
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 612 627,926
7.50% , 09/01/31 .................. 740 776,229
6.25% , 10/01/33 .................. 605 613,377
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 110 114,843
MajorDrive Holdings IV LLC, 6.38%,
06/01/29
(b) (d)
.................... 540 436,793
Marriott International, Inc.
4.20% , 07/15/27 .................. 185 185,606
5.00% , 10/15/27 .................. 1,080 1,097,237
Series X , 4.00% , 04/15/28 ............ 593 592,624
5.55% , 10/15/28 .................. 470 487,758
Series AA , 4.65% , 12/01/28 ........... 266 270,353
4.90% , 04/15/29 .................. 980 1,001,761
4.88% , 05/15/29 .................. 400 408,893
4.80% , 03/15/30 .................. 90 91,848
Series FF , 4.63% , 06/15/30 ........... 1,350 1,367,583
Series HH , 2.85% , 04/15/31 .......... 760 704,954
4.50% , 10/15/31 .................. 300 300,511
5.10% , 04/15/32 .................. 630 647,814
Series GG , 3.50% , 10/15/32 .......... 1,236 1,153,361
Series II , 2.75% , 10/15/33 ............ 415 361,690
5.30% , 05/15/34 .................. 640 656,817
5.35% , 03/15/35 .................. 1,325 1,358,178
5.25% , 10/15/35 .................. 355 359,641
5.50% , 04/15/37 .................. 1,400 1,427,728
Marriott Ownership Resorts, Inc.
4.75% , 01/15/28
(d)
................. 375 369,709
4.50% , 06/15/29
(b) (d)
................ 575 547,990
6.50% , 10/01/33
(b)
................. 390 370,852
McDonald's Corp.
3.50% , 03/01/27 .................. 678 675,649
3.50% , 07/01/27 .................. 1,007 1,002,744
3.80% , 04/01/28 .................. 977 976,250
4.80% , 08/14/28 .................. 1,030 1,051,076
5.00% , 05/17/29 .................. 435 447,514
2.63% , 09/01/29 .................. 1,150 1,097,575
2.13% , 03/01/30 .................. 1,030 952,765
4.60% , 05/15/30 .................. 460 467,962
3.60% , 07/01/30 .................. 996 976,741
4.40% , 02/12/31 .................. 370 372,360
4.60% , 09/09/32 .................. 680 691,039
4.95% , 08/14/33 .................. 710 729,137
5.20% , 05/17/34 .................. 430 445,219
4.95% , 03/03/35
(d)
................. 565 570,282
4.70% , 12/09/35 .................. 863 856,355
5.00% , 02/13/36 .................. 500 503,707
6.30% , 10/15/37 .................. 785 870,718
6.30% , 03/01/38 .................. 771 850,646
5.70% , 02/01/39 .................. 411 432,146
4.88% , 07/15/40 .................. 427 408,390
3.70% , 02/15/42 .................. 400 326,835
3.63% , 05/01/43 .................. 624 492,282
4.60% , 05/26/45 .................. 698 615,146
4.88% , 12/09/45 .................. 1,516 1,381,595
4.45% , 03/01/47 .................. 1,096 937,066
4.45% , 09/01/48 .................. 937 794,719
3.63% , 09/01/49 .................. 1,604 1,181,885
4.20% , 04/01/50 .................. 828 667,070
5.15% , 09/09/52 .................. 690 641,340
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.45% , 08/14/53 .................. USD 955 $ 926,353
Meituan
(e)
4.50% , 04/02/28 .................. 1,200 1,205,080
4.63% , 10/02/29 .................. 1,400 1,408,538
3.05% , 10/28/30 .................. 1,200 1,121,228
4.50% , 05/05/31 .................. 600 593,591
4.75% , 11/05/32
(d)
................. 600 596,644
5.13% , 11/05/35 .................. 1,000 987,695
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(e)
................. 610 609,955
5.75% , 07/21/28
(b)
................. 895 894,015
5.38% , 12/04/29
(b)
................. 1,155 1,142,985
7.63% , 04/17/32
(b)
................. 770 807,441
6.50% , 09/24/33
(b)
................. 210 209,452
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 515 435,882
MGM China Holdings Ltd.
(b)
4.75% , 02/01/27 .................. 760 756,810
7.13% , 06/26/31
(d)
................. 505 535,515
MGM Resorts International
5.50% , 04/15/27 .................. 623 627,024
4.75% , 10/15/28
(d)
................. 880 878,153
6.13% , 09/15/29 .................. 880 899,698
6.50% , 04/15/32 .................. 800 818,988
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 800 785,743
Mohegan Tribal Gaming Authority
(b)
8.25% , 04/15/30 .................. 580 604,230
11.88% , 04/15/31 ................. 460 483,714
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 495 470,390
Motion Finco SARL, 8.38%, 02/15/32
(b)
..... 255 219,353
NCL Corp. Ltd.
(b)
7.75% , 02/15/29 .................. 600 641,056
6.25% , 03/01/30
(d)
................. 410 418,994
5.88% , 01/15/31 .................. 980 982,313
6.75% , 02/01/32 .................. 1,725 1,768,385
6.25% , 09/15/33 .................. 750 754,271
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 585 600,727
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 425 408,216
Papa John's International, Inc., 3.88%,
09/15/29
(b)
..................... 435 415,489
Penn Entertainment, Inc.
(b)
5.63% , 01/15/27 .................. 415 414,270
4.13% , 07/01/29
(d)
................. 410 380,882
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 730 539,540
5.88% , 09/01/31 .................. 705 460,156
Resorts World Las Vegas LLC
4.63% , 04/16/29
(e)
................. 800 729,693
8.45% , 07/27/30
(b)
................. 427 434,217
4.63% , 04/06/31
(b)
................. 420 359,668
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
..................... 445 452,879
Rivers Enterprise Lender LLC, 6.25%,
10/15/30
(b)
..................... 280 284,296
Royal Caribbean Cruises Ltd.
5.38% , 07/15/27
(b)
................. 955 962,196
7.50% , 10/15/27 .................. 395 416,351
3.70% , 03/15/28 .................. 571 565,617
5.50% , 04/01/28
(b)
................. 1,755 1,791,491
5.63% , 09/30/31
(b)
................. 455 467,605
6.25% , 03/15/32
(b)
................. 1,530 1,586,946
6.00% , 02/01/33
(b)
................. 2,115 2,180,859
5.38% , 01/15/36 .................. 1,395 1,397,080

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.
(b)
10.75% , 11/15/29 ................. USD 355 $ 289,474
10.75% , 03/15/30 ................. 544 436,708
11.13% , 07/15/30 ................. 1,235 999,562
Sands China Ltd.
(i)
2.30% , 03/08/27 .................. 490 478,631
5.40% , 08/08/28 .................. 1,898 1,935,511
2.85% , 03/08/29 .................. 690 657,230
4.38% , 06/18/30 .................. 735 722,952
3.25% , 08/08/31 .................. 640 592,012
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 830 758,295
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(b)
..................... 750 733,257
Six Flags Entertainment Corp.
5.38% , 04/15/27 .................. 480 480,000
5.50% , 04/15/27
(b)
................. 535 535,000
6.50% , 10/01/28 .................. 350 349,309
5.25% , 07/15/29 .................. 511 490,485
7.25% , 05/15/31
(b) (d)
................ 885 873,731
8.63% , 01/15/32
(b)
................. 410 418,394
6.63% , 05/01/32
(b)
................. 1,005 1,026,609
Sodexo, Inc.
(b)
5.15% , 08/15/30 .................. 200 204,683
2.72% , 04/16/31 .................. 455 413,004
Speedway Motorsports LLC, 4.88%, 11/01/27
(b)
364 363,426
Starbucks Corp.
4.85% , 02/08/27 .................. 465 469,172
2.00% , 03/12/27 .................. 620 607,331
3.50% , 03/01/28 .................. 802 794,548
4.50% , 05/15/28 .................. 385 389,039
4.00% , 11/15/28 .................. 1,285 1,285,988
3.55% , 08/15/29 .................. 1,178 1,157,603
2.25% , 03/12/30 .................. 763 705,587
4.80% , 05/15/30 .................. 290 296,044
2.55% , 11/15/30 .................. 1,571 1,455,369
4.90% , 02/15/31 .................. 475 488,106
3.00% , 02/14/32 .................. 995 919,055
4.80% , 02/15/33 .................. 595 601,377
5.00% , 02/15/34 .................. 555 565,092
5.40% , 05/15/35 .................. 280 290,239
4.30% , 06/15/45 .................. 470 392,309
3.75% , 12/01/47 .................. 335 253,453
4.50% , 11/15/48 .................. 1,036 875,380
4.45% , 08/15/49 .................. 985 824,032
3.35% , 03/12/50 .................. 680 466,348
3.50% , 11/15/50 .................. 1,300 919,208
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 725 721,354
4.63% , 12/01/31 .................. 530 508,637
6.63% , 03/15/32 .................. 635 649,901
Studio City Co. Ltd., 7.00%, 02/15/27
(b)
..... 356 356,321
Studio City Finance Ltd.
(b)
6.50% , 01/15/28 .................. 525 525,160
5.00% , 01/15/29 .................. 1,090 1,055,540
Sunny Express Enterprises Corp.
(e)
2.95% , 03/01/27 .................. 600 593,186
3.00% , 10/23/29 .................. 400 385,934
3.13% , 04/23/30 .................. 600 577,643
TKC Holdings, Inc.
(b)
6.88% , 05/15/28 .................. 455 457,770
10.50% , 05/15/29 ................. 685 704,450
Travel + Leisure Co.
6.00% , 04/01/27 .................. 465 470,730
4.50% , 12/01/29
(b)
................. 645 628,416
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.63% , 03/01/30
(b)
................. USD 415 $ 404,893
6.13% , 09/01/33
(b)
................. 470 475,379
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 .................. 185 187,830
6.50% , 05/15/32 .................. 640 663,100
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 .................. 450 451,202
9.13% , 07/15/31 .................. 715 762,341
5.88% , 10/15/33 .................. 950 963,211
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 359 358,877
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 725 724,058
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 1,630 1,732,873
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 500 494,383
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 895 899,944
Wynn Macau Ltd.
(b)
5.50% , 10/01/27 .................. 830 829,950
5.63% , 08/26/28 .................. 1,355 1,353,342
5.13% , 12/15/29 .................. 990 984,537
6.75% , 02/15/34 .................. 1,000 1,013,180
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 762 766,172
7.13% , 02/15/31 .................. 995 1,072,278
6.25% , 03/15/33 .................. 850 866,129
Yum! Brands, Inc.
4.75% , 01/15/30
(b)
................. 885 883,040
3.63% , 03/15/31 .................. 1,061 1,002,807
4.63% , 01/31/32 .................. 920 900,531
5.38% , 04/01/32 .................. 975 987,450
6.88% , 11/15/37 .................. 235 258,877
5.35% , 11/01/43 .................. 307 298,495
196,336,838
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(b)
.... 395 412,109
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 400 423,754
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 475 455,069
4.63% , 04/01/30 .................. 500 474,113
6.88% , 08/01/33 .................. 300 302,684
Beazer Homes USA, Inc.
5.88% , 10/15/27 .................. 355 354,152
7.25% , 10/15/29
(d)
................. 440 445,346
7.50% , 03/15/31
(b) (d)
................ 260 264,382
Brookfield Residential Properties, Inc.
(b)
6.25% , 09/15/27 .................. 612 611,935
5.00% , 06/15/29 .................. 390 377,855
4.88% , 02/15/30 .................. 505 471,213
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
725 639,470
Century Communities, Inc.
(b)
3.88% , 08/15/29 .................. 503 478,573
6.63% , 09/15/33 .................. 265 268,322
DR Horton, Inc.
1.40% , 10/15/27 .................. 515 493,869
4.85% , 10/15/30 .................. 80 81,844
5.00% , 10/15/34 .................. 670 675,472
5.50% , 10/15/35 .................. 645 667,598
Dream Finders Homes, Inc.
(b)
8.25% , 08/15/28 .................. 375 387,288
6.88% , 09/15/30 .................. 360 364,401
Empire Communities Corp., 9.75%, 05/01/29
(b)
490 506,456
FXI Holdings, Inc.
(b)
16.00% , ( 16.00 % Cash or 16.00 % PIK),
11/15/29
(f)
..................... 479 266,577

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
11.00% , 11/15/30 ................. USD 801 $ 737,620
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 100 100,724
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 345 353,521
8.38% , 10/01/33 .................. 290 296,625
KB Home
6.88% , 06/15/27 .................. 295 300,317
4.80% , 11/15/29 .................. 384 382,236
7.25% , 07/15/30 .................. 355 365,561
4.00% , 06/15/31
(d)
................. 425 400,979
Leggett & Platt, Inc.
3.50% , 11/15/27 .................. 638 628,984
4.40% , 03/15/29 .................. 781 772,797
3.50% , 11/15/51 .................. 710 462,056
Lennar Corp.
5.00% , 06/15/27 .................. 725 730,237
4.75% , 11/29/27 .................. 660 666,509
5.20% , 07/30/30 .................. 585 602,791
LG Electronics, Inc.
(e)
5.63% , 04/24/27 .................. 400 406,799
5.63% , 04/24/29 .................. 400 414,708
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 545 568,217
4.00% , 07/15/29 .................. 330 303,277
7.00% , 11/15/32
(d)
................. 470 458,239
M/I Homes, Inc.
4.95% , 02/01/28 .................. 405 403,978
3.95% , 02/15/30 .................. 335 322,147
Mattamy Group Corp.
(b)
4.63% , 03/01/30 .................. 660 642,782
6.00% , 12/15/33 .................. 545 535,736
Meritage Homes Corp.
5.13% , 06/06/27 .................. 325 327,244
3.88% , 04/15/29
(b)
................. 755 742,693
5.65% , 03/15/35 .................. 305 310,630
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(e)
................ 400 395,180
Mohawk Industries, Inc.
5.85% , 09/18/28 .................. 800 834,293
3.63% , 05/15/30 .................. 550 534,997
New Home Co., Inc. (The)
(b)
9.25% , 10/01/29 .................. 305 320,546
8.50% , 11/01/30 .................. 405 422,334
Newell Brands, Inc.
(i)
6.38% , 09/15/27 .................. 620 627,190
8.50% , 06/01/28
(b)
................. 500 524,559
6.63% , 09/15/29 .................. 548 548,786
6.38% , 05/15/30
(d)
................. 910 899,183
6.63% , 05/15/32
(d)
................. 510 499,800
7.37% , 04/01/36
(d)
................. 405 391,094
7.50% , 04/01/46 .................. 652 550,213
NVR, Inc., 3.00%, 05/15/30 ............ 500 475,058
Panasonic Holdings Corp.
(b)
3.11% , 07/19/29 .................. 385 371,607
5.30% , 07/16/34 .................. 505 519,389
PulteGroup, Inc.
7.88% , 06/15/32 .................. 423 495,616
6.38% , 05/15/33
(d)
................. 450 492,965
6.00% , 02/15/35 .................. 308 330,034
Sekisui House US, Inc.
3.85% , 01/15/30 .................. 405 390,527
2.50% , 01/15/31 .................. 376 336,169
6.00% , 01/15/43 .................. 525 494,690
3.97% , 08/06/61
(d)
................. 240 159,769
Security
Par (000)
Par (000) Value
Household Durables (continued)
Shea Homes LP
4.75% , 02/15/28 .................. USD 492 $ 490,035
4.75% , 04/01/29 .................. 350 345,581
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 .................. 855 829,598
3.88% , 10/15/31 .................. 835 779,233
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 286 301,104
Taylor Morrison Communities, Inc.
(b)
5.75% , 01/15/28 .................. 585 596,162
5.13% , 08/01/30 .................. 525 528,265
5.75% , 11/15/32 .................. 280 287,309
Toll Brothers Finance Corp.
4.88% , 03/15/27 .................. 804 809,538
4.35% , 02/15/28 .................. 650 653,552
3.80% , 11/01/29 .................. 735 723,783
5.60% , 06/15/35
(d)
................. 325 337,654
TopBuild Corp.
(b)
3.63% , 03/15/29 .................. 405 392,692
4.13% , 02/15/32 .................. 505 480,611
5.63% , 01/31/34 .................. 450 454,588
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 298 299,132
5.70% , 06/15/28 .................. 346 349,893
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 600 448,467
Whirlpool Corp.
4.75% , 02/26/29 .................. 1,043 1,031,348
6.13% , 06/15/30 .................. 265 265,947
2.40% , 05/15/31 .................. 500 417,834
4.70% , 05/14/32 .................. 410 374,241
5.50% , 03/01/33 .................. 380 356,893
6.50% , 06/15/33
(d)
................. 395 389,628
5.75% , 03/01/34
(d)
................. 315 296,568
5.15% , 03/01/43 .................. 220 180,148
4.50% , 06/01/46 .................. 515 376,073
4.60% , 05/15/50 .................. 520 377,609
45,447,374
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 415 415,054
4.13% , 10/15/30 .................. 537 515,789
4.13% , 04/30/31
(b)
................. 407 384,351
Church & Dwight Co., Inc.
3.15% , 08/01/27 .................. 930 919,439
2.30% , 12/15/31 .................. 590 526,047
5.60% , 11/15/32 .................. 510 542,019
3.95% , 08/01/47 .................. 569 453,543
5.00% , 06/15/52 .................. 620 569,084
Clorox Co. (The)
3.10% , 10/01/27 .................. 609 601,297
3.90% , 05/15/28 .................. 445 444,551
4.40% , 05/01/29 .................. 460 464,501
1.80% , 05/15/30 .................. 853 770,255
4.60% , 05/01/32 .................. 325 326,866
Colgate-Palmolive Co.
3.10% , 08/15/27 .................. 725 719,620
4.60% , 03/01/28 .................. 740 752,437
4.20% , 05/01/30 .................. 900 906,641
3.25% , 08/15/32 .................. 575 542,040
4.60% , 03/01/33 .................. 825 839,436
4.00% , 08/15/45 .................. 620 528,862
3.70% , 08/01/47 .................. 660 522,159
Energizer Holdings, Inc.
(b)
4.75% , 06/15/28 .................. 574 567,318

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
4.38% , 03/31/29 .................. USD 960 $ 922,249
6.00% , 09/15/33
(d)
................. 475 456,125
Kimberly-Clark Corp.
1.05% , 09/15/27 .................. 580 556,525
3.95% , 11/01/28 .................. 702 702,906
3.20% , 04/25/29 .................. 933 912,190
3.10% , 03/26/30 .................. 1,103 1,059,929
2.00% , 11/02/31 .................. 445 398,820
4.50% , 02/16/33 .................. 725 731,819
6.63% , 08/01/37 .................. 632 725,859
5.30% , 03/01/41 .................. 405 410,680
3.20% , 07/30/46 .................. 590 421,962
3.90% , 05/04/47 .................. 460 363,093
2.88% , 02/07/50 .................. 653 433,368
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(e)
..................... 600 546,379
Kronos Acquisition Holdings, Inc.
(b)
8.25% , 06/30/31 .................. 585 413,881
10.75% , 06/30/32 ................. 380 183,107
Procter & Gamble Co. (The)
1.90% , 02/01/27 .................. 645 634,176
2.80% , 03/25/27 .................. 880 872,314
2.85% , 08/11/27 .................. 1,115 1,103,388
3.95% , 01/26/28 .................. 695 700,730
4.35% , 01/29/29 .................. 985 1,003,912
4.15% , 10/24/29 .................. 500 506,221
3.00% , 03/25/30 .................. 1,605 1,547,075
4.05% , 05/01/30 .................. 800 804,166
1.20% , 10/29/30 .................. 1,670 1,471,346
1.95% , 04/23/31 .................. 721 651,116
2.30% , 02/01/32 .................. 457 416,661
4.10% , 11/03/32 .................. 645 639,724
4.05% , 01/26/33
(d)
................. 925 921,380
4.55% , 01/29/34 .................. 715 723,630
5.80% , 08/15/34 .................. 525 571,460
4.55% , 10/24/34 .................. 490 494,094
4.60% , 05/01/35 .................. 570 574,272
4.35% , 11/03/35 .................. 450 440,859
5.55% , 03/05/37 .................. 675 726,320
3.55% , 03/25/40 .................. 590 508,766
3.50% , 10/25/47 .................. 525 404,981
3.60% , 03/25/50 .................. 435 332,256
Reckitt Benckiser Treasury Services plc, 3.00%,
06/26/27
(b)
..................... 1,583 1,563,403
SC Johnson & Son, Inc.
(b)
4.00% , 05/15/43 .................. 265 215,505
4.75% , 10/15/46 .................. 1,050 926,250
40,304,206
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30% , 03/15/29 .................. 400 414,340
6.25% , 03/14/32 .................. 400 415,387
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(g)
.................... 600 637,462
AES Corp. (The)
5.45% , 06/01/28 .................. 1,030 1,057,264
3.95% , 07/15/30
(b)
................. 717 700,618
2.45% , 01/15/31 .................. 905 823,076
5.80% , 03/15/32 .................. 130 134,231
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
434 461,919
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28
(b)
..................... 362 354,879
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Aydem Yenilenebilir Enerji A/S, 9.88%,
09/30/30
(e)
..................... USD 600 $ 601,587
Basin Electric Power Cooperative
(b)
4.75% , 04/26/47 .................. 428 373,167
5.85% , 10/15/55 .................. 965 952,021
Calpine Corp.
(b)(d)
4.50% , 02/15/28 .................. 1,295 1,294,585
5.13% , 03/15/28 .................. 1,364 1,363,409
Cikarang Listrindo Tbk. PT, 5.65%, 03/12/35
(e)
400 406,968
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 896 894,148
3.75% , 02/15/31 .................. 948 887,507
3.75% , 01/15/32 .................. 465 427,916
5.75% , 01/15/34 .................. 200 200,730
Colbun SA
(e)
3.15% , 03/06/30 .................. 800 754,580
3.15% , 01/19/32 .................. 400 364,508
5.38% , 09/11/35 .................. 400 400,876
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
565 592,101
Constellation Energy Generation LLC
3.90% , 01/08/28 .................. 800 799,209
5.60% , 03/01/28 .................. 845 871,334
4.63% , 02/01/29
(b)
................. 820 820,192
4.40% , 01/15/31 .................. 315 314,262
5.00% , 02/01/31
(b)
................. 912 924,632
3.75% , 03/01/31
(b)
................. 790 761,452
5.80% , 03/01/33 .................. 555 589,270
6.13% , 01/15/34 .................. 450 485,850
6.25% , 10/01/39 .................. 945 1,020,093
5.75% , 10/01/41 .................. 525 534,307
5.60% , 06/15/42 .................. 925 926,223
6.50% , 10/01/53 .................. 985 1,065,738
5.75% , 03/15/54 .................. 955 941,019
5.88% , 01/15/66 .................. 520 508,510
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(b)
........... 400 386,465
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(e)
.... 1,436 1,495,740
Great River Energy, 6.25%, 07/01/38
(b)
..... 343 363,775
JERA Co., Inc., 3.67%, 04/14/27
(e)
........ 200 198,713
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 1,480 1,575,474
Oglethorpe Power Corp.
6.19% , 01/01/31
(b)
................. 541 569,405
5.95% , 11/01/39 .................. 485 507,153
5.38% , 11/01/40 .................. 465 458,386
4.50% , 04/01/47 .................. 495 414,381
5.05% , 10/01/48 .................. 651 581,556
3.75% , 08/01/50 .................. 475 342,434
5.25% , 09/01/50 .................. 443 401,349
6.20% , 12/01/53 .................. 580 597,489
5.80% , 06/01/54 .................. 500 489,646
5.90% , 02/01/55 .................. 350 346,878
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 405,675
PSEG Power LLC
(b)
5.20% , 05/15/30 .................. 115 118,011
5.75% , 05/15/35 .................. 475 491,055
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 578,936
Saavi Energia SARL, 8.88%, 02/10/35
(e)
.... 1,000 1,081,451
San Miguel Global Power Holdings Corp.
(e)(g)(h)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 822,996
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 600 607,467

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.45%), 8.95% USD 600 $ 623,150
Southern Power Co.
Series A , 4.25% , 10/01/30 ............ 500 498,733
Series B , 4.90% , 10/01/35 ............ 675 663,254
5.15% , 09/15/41 .................. 605 584,023
5.25% , 07/15/43 .................. 419 399,660
Series F , 4.95% , 12/15/46 ............ 401 356,492
Talen Energy Supply LLC
(b)
8.63% , 06/01/30 .................. 1,180 1,245,248
6.25% , 02/01/34 .................. 1,230 1,246,977
6.50% , 02/01/36 .................. 1,125 1,152,980
TransAlta Corp.
5.88% , 02/01/34
(b)
................. 375 375,457
6.50% , 03/15/40 .................. 297 297,504
Tri-State Generation & Transmission
Association, Inc., 6.00%, 06/15/40
(b)
..... 375 384,698
Zorlu Enerji Elektrik Uretim A/S, 11.00%,
04/23/30
(e)
..................... 1,000 931,414
46,669,395
Industrial Conglomerates — 0.1%
3M Co.
2.88% , 10/15/27 .................. 822 808,207
3.63% , 09/14/28 .................. 677 671,986
3.38% , 03/01/29 .................. 1,147 1,125,109
2.38% , 08/26/29 .................. 1,152 1,087,795
4.80% , 03/15/30 .................. 395 403,248
3.05% , 04/15/30 .................. 888 848,638
5.15% , 03/15/35 .................. 500 510,392
5.70% , 03/15/37 .................. 520 546,399
3.88% , 06/15/44 .................. 470 378,392
3.13% , 09/19/46 .................. 625 432,404
3.63% , 10/15/47 .................. 677 504,965
4.00% , 09/14/48 .................. 936 739,046
3.25% , 08/26/49 .................. 1,168 803,965
3.70% , 04/15/50 .................. 340 252,124
CITIC Ltd.
(e)
2.88% , 02/17/27 .................. 1,200 1,185,344
3.88% , 02/28/27 .................. 800 798,413
4.00% , 01/11/28 .................. 400 399,762
2.85% , 02/25/30 .................. 800 760,065
3.50% , 02/17/32 .................. 200 189,619
Honeywell International, Inc.
1.10% , 03/01/27 .................. 1,215 1,181,419
4.65% , 07/30/27 .................. 1,245 1,260,464
4.95% , 02/15/28 .................. 650 664,148
4.25% , 01/15/29 .................. 1,020 1,028,214
2.70% , 08/15/29 .................. 1,145 1,096,028
4.88% , 09/01/29 .................. 745 766,756
4.70% , 02/01/30 .................. 795 812,160
1.95% , 06/01/30 .................. 995 908,695
1.75% , 09/01/31 .................. 890 778,469
4.95% , 09/01/31 .................. 1,180 1,221,210
4.75% , 02/01/32 .................. 705 719,463
5.00% , 02/15/33 .................. 750 771,785
4.50% , 01/15/34 .................. 920 911,876
5.00% , 03/01/35 .................. 1,445 1,468,473
5.70% , 03/15/36 .................. 519 551,241
5.70% , 03/15/37 .................. 747 791,442
5.38% , 03/01/41 .................. 475 485,618
3.81% , 11/21/47 .................. 809 633,027
2.80% , 06/01/50 .................. 652 430,041
5.25% , 03/01/54 .................. 1,070 1,014,082
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
5.35% , 03/01/64 .................. USD 645 $ 615,669
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(b)
................ 1,380 1,610,745
Mega Advance Investments Ltd., 6.38%,
05/12/41
(b)
..................... 200 220,145
Pentair Finance SARL
4.50% , 07/01/29 .................. 725 728,225
5.90% , 07/15/32 .................. 345 365,757
Siemens Funding BV
(b)
4.35% , 05/26/28 .................. 950 960,548
4.60% , 05/28/30 .................. 1,000 1,018,105
4.90% , 05/28/32 .................. 1,000 1,029,760
5.20% , 05/28/35 .................. 855 882,114
5.80% , 05/28/55 .................. 320 333,169
5.90% , 05/28/65 .................. 215 224,312
37,929,033
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60% , 05/15/32 .................. 410 415,672
5.41% , 09/12/34 .................. 475 466,748
FIBRA Prologis
5.50% , 11/26/35
(e)
................. 400 396,815
5.63% , 01/14/38
(b)
................. 600 589,662
First Industrial LP, 5.25%, 01/15/31 ....... 310 315,647
Goodman US Finance Five LLC, 4.63%,
05/04/32
(b)
..................... 535 529,638
Goodman US Finance Four LLC, 4.50%,
10/15/37
(b)
..................... 40 37,108
Goodman US Finance Six LLC, 5.13%,
10/07/34
(b)
..................... 675 675,300
Goodman US Finance Three LLC, 3.70%,
03/15/28
(b)
..................... 715 707,377
Lineage OP LP, 5.25%, 07/15/30
(b)
....... 170 171,432
LXP Industrial Trust
2.70% , 09/15/30 .................. 270 247,525
2.38% , 10/01/31 .................. 115 100,764
Prologis LP
2.13% , 04/15/27 .................. 538 527,287
3.38% , 12/15/27 .................. 460 456,649
4.88% , 06/15/28 .................. 975 997,508
3.88% , 09/15/28 .................. 635 634,119
4.00% , 09/15/28 .................. 417 417,737
4.38% , 02/01/29 .................. 670 676,437
2.88% , 11/15/29 .................. 380 363,293
2.25% , 04/15/30 .................. 1,006 934,116
1.75% , 07/01/30 .................. 583 525,319
1.25% , 10/15/30 .................. 946 828,278
4.75% , 01/15/31 .................. 785 801,736
1.75% , 02/01/31 .................. 530 469,043
1.63% , 03/15/31 .................. 540 472,455
2.25% , 01/15/32 .................. 545 483,428
4.63% , 01/15/33 .................. 550 552,811
4.75% , 06/15/33 .................. 705 708,479
5.13% , 01/15/34 .................. 734 750,523
5.00% , 03/15/34 .................. 820 832,838
5.00% , 01/31/35 .................. 700 706,784
5.25% , 05/15/35 .................. 535 549,595
4.38% , 09/15/48 .................. 535 449,641
3.05% , 03/01/50 .................. 422 280,246
3.00% , 04/15/50 .................. 688 452,355
2.13% , 10/15/50 .................. 743 401,195
5.25% , 06/15/53 .................. 785 746,725
5.25% , 03/15/54 .................. 630 598,221

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
Rexford Industrial Realty LP
5.00% , 06/15/28 .................. USD 250 $ 254,328
2.13% , 12/01/30 .................. 665 595,166
2.15% , 09/01/31 .................. 495 434,264
Trust 2401
(e)
4.87% , 01/15/30 .................. 527 517,519
7.70% , 01/23/32 .................. 498 547,399
7.38% , 02/13/34 .................. 800 874,249
6.95% , 01/30/44 .................. 600 621,782
6.39% , 01/15/50 .................. 530 508,357
24,623,570
Insurance — 1.4%
200 Park Funding Trust, 5.74%, 02/15/55
(b)
.. 400 398,364
ACE Capital Trust II, 9.70%, 04/01/30 ..... 493 589,974
Acrisure LLC
(b)
8.25% , 02/01/29 .................. 980 1,016,487
4.25% , 02/15/29 .................. 770 745,662
8.50% , 06/15/29 .................. 510 533,796
6.00% , 08/01/29
(d)
................. 555 548,974
7.50% , 11/06/30 .................. 1,235 1,278,943
6.75% , 07/01/32 .................. 420 430,370
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
.. 600 608,667
Aegon Ltd., 5.50%, 04/11/48
(g)
.......... 375 380,033
Aflac, Inc.
3.60% , 04/01/30 .................. 1,105 1,085,798
4.00% , 10/15/46 .................. 460 367,783
4.75% , 01/15/49 .................. 805 707,030
AIA Group Ltd.
(b)
5.63% , 10/25/27 .................. 1,185 1,217,285
3.90% , 04/06/28 .................. 798 798,095
3.60% , 04/09/29 .................. 1,243 1,228,412
3.38% , 04/07/30
(d)
................. 1,281 1,248,512
4.95% , 04/04/33
(d)
................. 1,175 1,204,212
5.38% , 04/05/34 .................. 560 577,411
4.95% , 03/30/35 .................. 405 405,939
3.20% , 09/16/40 .................. 1,910 1,504,082
4.88% , 03/11/44 .................. 390 369,131
4.50% , 03/16/46 .................. 665 596,317
5.40% , 09/30/54 .................. 495 471,683
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(b)
..................... 926 1,031,711
Alleghany Corp.
3.63% , 05/15/30 .................. 405 396,558
4.90% , 09/15/44 .................. 470 431,670
3.25% , 08/15/51 .................. 655 443,240
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 745 735,717
6.75% , 10/15/27 .................. 1,140 1,143,926
6.75% , 04/15/28 .................. 1,170 1,190,345
5.88% , 11/01/29
(d)
................. 489 487,396
7.00% , 01/15/31 .................. 1,275 1,321,899
6.50% , 10/01/31 .................. 980 1,008,009
7.38% , 10/01/32
(d)
................. 795 823,574
Allianz SE
(b)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.35% ,
09/06/53 ..................... 1,145 1,223,946
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 5.60% ,
09/03/54 ..................... 1,155 1,177,078
Allstate Corp. (The)
5.05% , 06/24/29 .................. 435 448,442
1.45% , 12/15/30 .................. 1,125 984,254
5.25% , 03/30/33 .................. 710 734,075
Security
Par (000)
Par (000) Value
Insurance (continued)
5.35% , 06/01/33 .................. USD 298 $ 309,778
5.55% , 05/09/35 .................. 722 754,957
5.95% , 04/01/36 .................. 575 614,647
4.50% , 06/15/43 .................. 718 625,063
4.20% , 12/15/46 .................. 778 636,256
3.85% , 08/10/49 .................. 680 514,860
6.50% , 05/15/57
(g)
................. 464 487,524
American Financial Group, Inc.
5.25% , 04/02/30 .................. 185 193,555
5.00% , 09/23/35 .................. 340 332,742
4.50% , 06/15/47 .................. 809 680,329
American International Group, Inc.
4.85% , 05/07/30 .................. 140 143,453
3.40% , 06/30/30 .................. 1,275 1,233,334
5.13% , 03/27/33 .................. 675 691,650
3.88% , 01/15/35 .................. 495 461,071
5.45% , 05/07/35 .................. 245 253,911
4.50% , 07/16/44 .................. 950 835,359
4.80% , 07/10/45 .................. 75 67,785
4.75% , 04/01/48 .................. 1,429 1,274,611
4.38% , 06/30/50 .................. 980 816,764
American National Global Funding
(b)
4.63% , 12/15/28 .................. 515 516,946
5.55% , 01/28/30 .................. 310 318,791
5.25% , 06/03/30 .................. 565 573,850
4.88% , 01/23/31 .................. 410 408,427
American National Group, Inc.
5.00% , 06/15/27 .................. 656 660,897
5.75% , 10/01/29 .................. 235 243,181
6.14% , 06/13/32
(b)
................. 145 150,401
6.00% , 07/15/35 .................. 690 694,777
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%), 7.00% ,
12/01/55
(g)
.................... 105 106,020
Americo Life, Inc., 3.45%, 04/15/31
(b)
...... 600 543,416
AmFam Holdings, Inc.
(b)
2.81% , 03/11/31 .................. 655 577,337
3.83% , 03/11/51 .................. 595 407,246
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 940 964,432
4.88% , 06/30/29 .................. 850 838,301
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
..................... 200 203,702
Aon Corp.
2.85% , 05/28/27 .................. 525 518,062
4.50% , 12/15/28 .................. 546 553,262
3.75% , 05/02/29 .................. 1,194 1,181,959
2.80% , 05/15/30 .................. 1,338 1,262,310
2.05% , 08/23/31 .................. 515 455,567
2.60% , 12/02/31 .................. 390 352,375
5.00% , 09/12/32 .................. 465 476,176
5.35% , 02/28/33 .................. 866 897,886
6.25% , 09/30/40 .................. 485 526,254
2.90% , 08/23/51 .................. 905 564,590
3.90% , 02/28/52 .................. 1,040 778,753
Aon Global Ltd.
4.60% , 06/14/44 .................. 750 657,120
4.75% , 05/15/45 .................. 462 411,527
Aon North America, Inc.
5.13% , 03/01/27 .................. 710 718,672
5.15% , 03/01/29 .................. 1,075 1,107,117
5.30% , 03/01/31 .................. 730 759,987
5.45% , 03/01/34 .................. 1,555 1,614,850
5.75% , 03/01/54 .................. 1,775 1,766,992

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... USD 770 $ 781,357
Arch Capital Finance LLC, 5.03%, 12/15/46 .. 653 609,511
Arch Capital Group Ltd.
7.35% , 05/01/34 .................. 493 570,012
3.64% , 06/30/50 .................. 961 711,734
Arch Capital Group US, Inc., 5.14%, 11/01/43 593 560,109
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 1,170 1,209,298
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,410 1,453,619
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%, 08/15/52
(e) (g)
............... 960 972,598
Arthur J Gallagher & Co.
4.60% , 12/15/27 .................. 765 774,165
4.85% , 12/15/29 .................. 385 393,930
2.40% , 11/09/31 .................. 855 763,339
5.00% , 02/15/32 .................. 520 530,987
5.50% , 03/02/33 .................. 250 259,439
6.50% , 02/15/34 .................. 760 835,918
5.45% , 07/15/34 .................. 395 407,585
5.15% , 02/15/35 .................. 1,385 1,394,574
3.50% , 05/20/51 .................. 1,485 1,030,146
3.05% , 03/09/52 .................. 1,055 663,103
5.75% , 03/02/53 .................. 697 683,034
6.75% , 02/15/54 .................. 515 570,008
5.75% , 07/15/54 .................. 360 353,067
5.55% , 02/15/55 .................. 530 507,390
Ascot Group Ltd.
4.25% , 12/15/30
(b)
................. 805 746,394
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.38%), 6.35% ,
06/15/35
(e) (g)
................... 30 31,069
Aspen Insurance Holdings Ltd., 5.75%,
07/01/30 ...................... 150 156,546
Assurant, Inc.
4.90% , 03/27/28 .................. 502 507,769
3.70% , 02/22/30 .................. 501 486,226
2.65% , 01/15/32 .................. 150 133,081
5.55% , 02/15/36 .................. 280 283,844
7.00% , 03/27/48
(g)
................. 411 424,279
Assured Guaranty Municipal Holdings, Inc.,
6.40%, 12/15/66
(b) (g)
............... 371 348,427
Assured Guaranty US Holdings, Inc.
6.13% , 09/15/28 .................. 250 262,346
3.15% , 06/15/31 .................. 610 573,475
3.60% , 09/15/51 .................. 673 474,280
Asurion LLC and Asurion Co-Issuer, Inc.
(b)
8.00% , 12/31/32 .................. 3,150 3,293,074
8.38% , 02/01/34 .................. 2,100 2,123,785
Athene Global Funding
(b)
5.52% , 03/25/27 .................. 1,005 1,020,112
5.35% , 07/09/27 .................. 290 294,873
2.45% , 08/20/27 .................. 250 243,475
2.50% , 03/24/28 .................. 155 149,245
4.83% , 05/09/28 .................. 610 616,236
1.99% , 08/19/28 .................. 1,215 1,145,784
2.72% , 01/07/29 .................. 405 384,712
5.58% , 01/09/29 .................. 910 936,186
4.72% , 10/08/29 .................. 375 376,112
5.38% , 01/07/30 .................. 450 460,142
5.03% , 07/17/30 .................. 670 675,895
2.55% , 11/19/30 .................. 960 867,573
2.67% , 06/07/31 .................. 780 699,125
5.53% , 07/11/31 .................. 610 625,968
2.65% , 10/04/31 .................. 445 396,132
Security
Par (000)
Par (000) Value
Insurance (continued)
5.32% , 11/13/31 .................. USD 705 $ 716,855
5.54% , 08/22/35 .................. 495 495,280
Athene Holding Ltd.
4.13% , 01/12/28 .................. 1,226 1,225,987
6.15% , 04/03/30 .................. 765 810,483
3.50% , 01/15/31 .................. 382 362,281
6.65% , 02/01/33 .................. 530 574,352
5.88% , 01/15/34 .................. 725 751,979
3.95% , 05/25/51 .................. 975 683,747
3.45% , 05/15/52 .................. 546 343,578
6.25% , 04/01/54 .................. 1,000 973,171
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(g)
.................... 580 580,820
6.63% , 05/19/55 .................. 715 731,917
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.88% ,
06/28/55
(g)
.................... 510 510,938
AXA SA, 8.60%, 12/15/30 ............. 30 35,142
AXIS Specialty Finance LLC
3.90% , 07/15/29 .................. 551 545,834
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90% ,
01/15/40
(g)
.................... 231 224,851
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 720 718,770
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... 635 654,559
Beacon Funding Trust, 6.27%, 08/15/54
(b)
... 765 777,209
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 408,934
Belrose Funding Trust II, 6.79%, 05/15/55
(b)
.. 100 104,704
Berkshire Hathaway Finance Corp.
2.30% , 03/15/27 .................. 1,020 1,004,734
1.85% , 03/12/30 .................. 709 652,408
1.45% , 10/15/30 .................. 1,150 1,028,316
2.88% , 03/15/32 .................. 1,035 964,833
5.75% , 01/15/40 .................. 948 1,022,671
4.40% , 05/15/42 .................. 978 889,141
4.30% , 05/15/43 .................. 640 567,365
4.20% , 08/15/48 .................. 1,941 1,607,850
4.25% , 01/15/49 .................. 1,800 1,498,918
2.85% , 10/15/50 .................. 1,963 1,249,534
2.50% , 01/15/51 .................. 917 544,804
3.85% , 03/15/52 .................. 2,535 1,935,053
Brighthouse Financial Global Funding
(b)
5.55% , 04/09/27 .................. 300 303,872
2.00% , 06/28/28 .................. 545 512,356
5.65% , 06/10/29 .................. 535 546,829
Brighthouse Financial, Inc.
3.70% , 06/22/27 .................. 1,060 1,049,139
5.63% , 05/15/30
(d)
................. 690 702,052
4.70% , 06/22/47 .................. 1,026 754,733
3.85% , 12/22/51 .................. 395 239,563
Broadstreet Partners Group LLC, 5.88%,
04/15/29
(b)
..................... 805 801,133
Brown & Brown, Inc.
4.70% , 06/23/28 .................. 650 658,533
4.50% , 03/15/29 .................. 412 414,714
4.90% , 06/23/30
(d)
................. 550 557,344
2.38% , 03/15/31 .................. 1,120 1,005,565
4.20% , 03/17/32 .................. 455 439,950
5.25% , 06/23/32 .................. 695 708,547
5.65% , 06/11/34 .................. 565 581,659
5.55% , 06/23/35 .................. 995 1,017,149
4.95% , 03/17/52 .................. 715 620,541
6.25% , 06/23/55 .................. 460 475,753

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Cathaylife Singapore Pte. Ltd.
(e)
5.95% , 07/05/34 .................. USD 600 $ 630,804
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.30% ,
09/05/39
(g)
.................... 200 200,974
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e) (g)
.................... 2,400 2,469,388
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e) (g) (h)
.................... 2,200 2,299,414
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 845 864,337
1.38% , 09/15/30 .................. 1,079 952,227
5.00% , 03/15/34 .................. 1,270 1,294,786
4.90% , 08/15/35 .................. 1,260 1,260,855
6.70% , 05/15/36 .................. 465 530,056
6.00% , 05/11/37 .................. 654 709,319
Series 1 , 6.50% , 05/15/38 ............ 730 825,774
4.15% , 03/13/43 .................. 355 307,018
4.35% , 11/03/45 .................. 1,175 1,019,754
2.85% , 12/15/51 .................. 970 615,711
3.05% , 12/15/61 .................. 1,083 664,448
Cincinnati Financial Corp.
6.92% , 05/15/28 .................. 185 196,603
6.13% , 11/01/34 .................. 723 773,958
CNA Financial Corp.
3.45% , 08/15/27 .................. 535 530,135
3.90% , 05/01/29 .................. 570 566,303
2.05% , 08/15/30 .................. 505 456,985
5.50% , 06/15/33 .................. 625 648,066
5.13% , 02/15/34 .................. 560 563,128
5.20% , 08/15/35 .................. 395 395,969
CNO Financial Group, Inc.
5.25% , 05/30/29 .................. 779 792,699
6.45% , 06/15/34 .................. 770 813,938
CNO Global Funding
(b)
5.88% , 06/04/27 .................. 345 352,476
4.88% , 12/10/27 .................. 240 242,912
4.38% , 09/08/28 .................. 475 476,160
2.65% , 01/06/29 .................. 490 467,471
4.95% , 09/09/29 .................. 545 554,153
4.70% , 12/11/30 .................. 275 274,825
Constellation Insurance, Inc.
(b)
6.80% , 01/24/30 .................. 290 295,902
6.63% , 05/01/31 .................. 260 255,751
Corebridge Global Funding
(b)
4.65% , 08/20/27 .................. 370 373,822
4.90% , 01/07/28 .................. 75 76,209
4.25% , 08/21/28 .................. 355 356,015
5.90% , 09/19/28 .................. 675 704,242
5.20% , 01/12/29 .................. 855 878,208
5.20% , 06/24/29 .................. 510 523,970
4.90% , 12/03/29 .................. 525 535,237
4.85% , 06/06/30 .................. 425 430,817
4.45% , 10/02/30 .................. 545 543,684
4.55% , 01/09/31 .................. 285 284,379
4.90% , 08/21/32 .................. 350 352,422
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.52%), 6.20%
(b) (g) (h)
.. 1,000 1,035,875
DaVinciRe Holdings Ltd., 5.95%, 04/15/35
(b)
.. 400 408,286
Security
Par (000)
Par (000) Value
Insurance (continued)
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(b)
................ USD 400 $ 359,834
E.ON International Finance BV, 6.65%,
04/30/38
(b)
..................... 690 770,360
Empower Finance 2020 LP
(b)
1.36% , 09/17/27 .................. 575 551,734
1.78% , 03/17/31 .................. 977 866,757
3.08% , 09/17/51 .................. 830 538,850
Enstar Group Ltd.
4.95% , 06/01/29 .................. 927 937,349
3.10% , 09/01/31 .................. 530 475,531
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 7.50% ,
04/01/45
(b) (g)
................... 55 57,337
Equitable America Global Funding
(b)
4.65% , 06/09/28 .................. 440 444,958
4.95% , 06/09/30 .................. 470 478,178
Equitable Financial Life Global Funding
(b)
1.40% , 08/27/27 .................. 235 225,814
4.88% , 11/19/27 .................. 535 543,677
5.45% , 03/03/28 .................. 915 938,329
1.80% , 03/08/28 .................. 697 665,031
5.00% , 03/27/30 .................. 425 433,534
1.75% , 11/15/30 .................. 882 777,206
Everest Reinsurance Holdings, Inc.
4.87% , 06/01/44 .................. 510 451,135
3.50% , 10/15/50 .................. 1,135 789,776
3.13% , 10/15/52 .................. 969 619,331
F&G Annuities & Life, Inc.
7.40% , 01/13/28 .................. 180 188,013
6.50% , 06/04/29 .................. 730 758,671
6.25% , 10/04/34 .................. 505 509,244
F&G Global Funding
(b)
2.30% , 04/11/27 .................. 690 674,523
5.88% , 06/10/27 .................. 60 61,235
4.65% , 09/08/28 .................. 410 412,072
2.00% , 09/20/28 .................. 661 620,735
4.50% , 01/09/29 .................. 250 250,016
5.88% , 01/16/30 .................. 125 129,617
Fairfax Financial Holdings Ltd.
4.85% , 04/17/28 .................. 695 704,749
4.63% , 04/29/30 .................. 336 337,998
3.38% , 03/03/31 .................. 500 472,545
5.63% , 08/16/32 .................. 920 960,369
6.00% , 12/07/33 .................. 585 620,251
5.75% , 05/20/35 .................. 500 520,148
6.35% , 03/22/54 .................. 935 976,460
6.10% , 03/15/55 .................. 690 695,798
Farmers Exchange Capital, 7.05%, 07/15/28
(b)
550 575,566
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%, 11/01/53
(b) (g)
.... 345 338,881
Farmers Exchange Capital III, (3-mo. CME
Term SOFR + 3.72%), 5.45%, 10/15/54
(b) (g)
. 515 485,933
Farmers Insurance Exchange
(b)(g)
4.75% , 11/01/57 .................. 425 357,293
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 7.00% ,
10/15/64 ..................... 35 35,855
Fidelity National Financial, Inc.
4.50% , 08/15/28 .................. 231 232,666
3.40% , 06/15/30 .................. 965 920,502
2.45% , 03/15/31 .................. 883 790,282
3.20% , 09/17/51 .................. 621 396,268
First American Financial Corp.
4.00% , 05/15/30 .................. 430 416,651

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
2.40% , 08/15/31 .................. USD 705 $ 617,216
5.45% , 09/30/34 .................. 530 532,646
Five Corners Funding Trust II, 2.85%,
05/15/30
(b)
..................... 2,097 1,978,165
Five Corners Funding Trust III, 5.79%,
02/15/33
(b)
..................... 1,250 1,319,216
Five Corners Funding Trust IV, 6.00%,
02/15/53
(b)
..................... 720 737,194
Fortitude Global Funding, 4.63%, 10/06/28
(b)
. 430 430,683
Fortitude Group Holdings LLC, 6.25%,
04/01/30
(b) (d)
.................... 600 622,378
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(e)
..................... 800 806,388
FWD Group Holdings Ltd.
5.25% , 09/22/30
(b)
................. 400 402,461
7.64% , 07/02/31
(e)
................. 800 889,803
7.78% , 12/06/33
(e)
................. 400 463,634
5.84% , 09/22/35
(b)
................. 600 607,022
GA Global Funding Trust
(b)
4.40% , 09/23/27 .................. 450 451,658
1.95% , 09/15/28 .................. 645 608,648
5.50% , 01/08/29 .................. 660 678,954
5.40% , 01/13/30 .................. 300 307,278
4.50% , 09/18/30 .................. 450 444,066
5.20% , 12/09/31 .................. 150 151,783
2.90% , 01/06/32 .................. 880 783,219
5.50% , 04/01/32 .................. 300 306,610
5.90% , 01/13/35 .................. 650 663,979
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 307 316,632
Global Atlantic Fin Co.
(b)
4.40% , 10/15/29 .................. 965 952,987
3.13% , 06/15/31 .................. 975 879,889
7.95% , 06/15/33 .................. 694 790,273
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70% ,
10/15/51
(g)
.................... 1 883
6.75% , 03/15/54 .................. 810 824,214
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.95% ,
10/15/54
(g)
.................... 655 677,358
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.55%), 7.25% ,
03/01/56
(g)
.................... 300 302,561
Globe Life, Inc.
4.55% , 09/15/28 .................. 827 835,468
2.15% , 08/15/30 .................. 775 702,991
4.80% , 06/15/32 .................. 315 317,174
5.85% , 09/15/34 .................. 570 598,058
Great-West Lifeco Finance 2018 LP
(b)
4.05% , 05/17/28 .................. 460 459,357
4.58% , 05/17/48 .................. 350 302,259
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(b)
................ 724 589,355
Guardian Life Global Funding
(b)
3.25% , 03/29/27 .................. 555 551,003
1.40% , 07/06/27 .................. 505 487,726
5.55% , 10/28/27 .................. 455 467,471
1.25% , 11/19/27 .................. 200 190,925
4.07% , 09/05/28 .................. 170 170,088
1.63% , 09/16/28 .................. 548 515,391
5.74% , 10/02/28 .................. 465 484,600
4.18% , 09/26/29 .................. 415 414,878
4.80% , 04/28/30 .................. 610 620,687
4.33% , 10/06/30 .................. 305 304,885
4.40% , 12/11/30 .................. 75 75,119
Security
Par (000)
Par (000) Value
Insurance (continued)
Guardian Life Insurance Co. of America (The)
(b)
4.88% , 06/19/64 .................. USD 348 $ 295,563
3.70% , 01/22/70 .................. 491 327,968
4.85% , 01/24/77 .................. 795 650,365
Hanover Insurance Group, Inc. (The)
2.50% , 09/01/30 .................. 670 611,954
5.50% , 09/01/35 .................. 250 253,304
Hanwha Life Insurance Co. Ltd.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 3.38% ,
02/04/32 ..................... 800 789,940
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.29%), 6.30% ,
06/24/55 ..................... 1,000 1,040,500
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 .................. 660 633,310
5.95% , 10/15/36 .................. 415 445,143
6.10% , 10/01/41 .................. 167 178,125
4.30% , 04/15/43 .................. 357 307,894
4.40% , 03/15/48 .................. 585 496,971
3.60% , 08/19/49 .................. 1,050 774,469
2.90% , 09/15/51 .................. 725 461,960
High Street Funding Trust II, 4.68%, 02/15/48
(b)
370 319,446
Horace Mann Educators Corp.
7.25% , 09/15/28 .................. 85 90,936
4.70% , 10/01/30 .................. 380 378,630
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 1,170 1,209,947
8.13% , 02/15/32 .................. 500 510,384
Series FEB. , 8.13% , 02/15/32 ......... 400 407,575
HUB International Ltd.
(b)
5.63% , 12/01/29 .................. 575 574,419
7.25% , 06/15/30 .................. 3,060 3,196,784
7.38% , 01/31/32 .................. 1,890 1,980,215
Intact Financial Corp., 5.46%, 09/22/32
(b)
... 600 623,089
Jackson National Life Global Funding
(b)
5.25% , 04/12/28 .................. 320 326,439
3.05% , 06/21/29
(d)
................. 270 257,871
5.35% , 01/13/30 .................. 390 401,201
4.55% , 09/09/30 .................. 380 378,839
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 745 778,820
6.88% , 10/01/33 .................. 100 97,497
Kemper Corp.
2.40% , 09/30/30 .................. 695 620,882
3.80% , 02/23/32 .................. 471 436,670
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(e) (g)
... 400 406,817
La Mondiale SAM, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.80%, 01/18/48
(e) (g)
.......... 200 199,991
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%, 03/21/47
(e) (g)
..... 200 201,315
Liberty Mutual Group, Inc.
(b)
4.57% , 02/01/29 .................. 1,510 1,518,903
7.80% , 03/15/37 .................. 425 486,868
4.85% , 08/01/44 .................. 150 131,844
3.95% , 10/15/50 .................. 1,345 997,187
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(g)
.................... 492 487,576
5.50% , 06/15/52 .................. 1,187 1,105,524
3.95% , 05/15/60 .................. 885 615,675

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.30% , 02/01/61 .................. USD 790 $ 529,789
Lincoln Financial Global Funding
(b)
4.63% , 05/28/28 .................. 485 489,850
4.20% , 01/12/29 .................. 285 284,757
5.30% , 01/13/30 .................. 260 268,221
4.63% , 08/18/30 .................. 275 275,873
Lincoln National Corp.
3.80% , 03/01/28 .................. 812 807,624
3.05% , 01/15/30 .................. 978 932,044
2.33% , 08/15/30
(b)
................. 850 769,711
3.40% , 01/15/31 .................. 625 593,216
3.40% , 03/01/32 .................. 480 443,899
5.85% , 03/15/34 .................. 460 479,968
5.35% , 11/15/35 .................. 380 379,969
6.30% , 10/09/37 .................. 250 266,136
7.00% , 06/15/40 .................. 594 663,193
4.35% , 03/01/48 .................. 237 187,642
Loews Corp.
3.20% , 05/15/30 .................. 845 810,088
6.00% , 02/01/35 .................. 110 118,276
4.13% , 05/15/43 .................. 752 640,468
Manulife Financial Corp.
2.48% , 05/19/27 .................. 536 526,740
(5-Year USD Swap Rate + 1.65%), 4.06% ,
02/24/32
(g)
.................... 855 853,146
3.70% , 03/16/32 .................. 395 378,154
4.99% , 12/11/35 .................. 480 479,184
5.38% , 03/04/46 .................. 901 889,497
Markel Group, Inc.
3.50% , 11/01/27 .................. 460 456,166
3.35% , 09/17/29 .................. 870 842,600
5.00% , 04/05/46 .................. 564 510,471
4.30% , 11/01/47 .................. 255 206,347
5.00% , 05/20/49 .................. 670 594,974
4.15% , 09/17/50 .................. 511 396,766
3.45% , 05/07/52 .................. 355 241,128
6.00% , 05/16/54 .................. 660 666,905
Marsh & McLennan Cos., Inc.
4.55% , 11/08/27 .................. 1,075 1,087,358
4.38% , 03/15/29 .................. 1,997 2,016,464
4.65% , 03/15/30 .................. 1,415 1,440,567
2.25% , 11/15/30 .................. 1,126 1,027,408
4.85% , 11/15/31 .................. 1,310 1,341,261
2.38% , 12/15/31 .................. 510 457,856
5.75% , 11/01/32 .................. 405 432,336
5.88% , 08/01/33 .................. 460 498,286
5.40% , 09/15/33 .................. 530 554,200
5.15% , 03/15/34 .................. 485 498,898
5.00% , 03/15/35 .................. 2,065 2,084,091
4.75% , 03/15/39 .................. 740 708,237
5.35% , 11/15/44 .................. 615 600,517
4.35% , 01/30/47 .................. 581 491,377
4.20% , 03/01/48 .................. 740 605,153
4.90% , 03/15/49 .................. 1,249 1,127,757
2.90% , 12/15/51 .................. 520 328,515
6.25% , 11/01/52 .................. 450 484,964
5.45% , 03/15/53 .................. 555 537,226
5.70% , 09/15/53 .................. 995 999,226
5.45% , 03/15/54 .................. 325 314,740
5.40% , 03/15/55 .................. 1,545 1,490,056
Massachusetts Mutual Life Insurance Co.
(b)
3.38% , 04/15/50 .................. 800 543,099
5.67% , 12/01/52 .................. 540 522,223
3.20% , 12/01/61 .................. 722 430,160
5.08% , 02/15/69
(g)
................. 955 852,322
Security
Par (000)
Par (000) Value
Insurance (continued)
3.73% , 10/15/70 .................. USD 883 $ 565,427
4.90% , 04/01/77 .................. 624 501,034
MassMutual Global Funding II
(b)
5.10% , 04/09/27 .................. 880 892,573
4.30% , 10/22/27 .................. 340 342,485
5.05% , 12/07/27 .................. 1,075 1,097,067
4.45% , 03/27/28 .................. 400 404,387
5.05% , 06/14/28 .................. 585 599,577
4.85% , 01/17/29 .................. 605 618,637
4.00% , 01/22/29 .................. 400 399,476
5.15% , 05/30/29 .................. 805 830,210
4.95% , 01/10/30 .................. 200 204,380
4.55% , 05/07/30 .................. 200 201,647
1.55% , 10/09/30 .................. 170 149,887
2.15% , 03/09/31 .................. 270 241,704
4.35% , 09/17/31 .................. 200 198,178
5.05% , 08/26/35 .................. 400 400,588
MBIA, Inc., 5.70%, 12/01/34 ........... 300 278,602
Meiji Yasuda Life Insurance Co.
(b)(g)
(5-Year USD Swap Rate + 3.15%), 5.10% ,
04/26/48 ..................... 60 60,681
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ..................... 1,415 1,432,691
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ..................... 2,000 2,060,378
Mercury General Corp., 4.40%, 03/15/27 ... 540 539,890
Met Tower Global Funding
(b)(d)
4.00% , 10/01/27 .................. 615 616,135
4.80% , 01/14/28 .................. 450 457,380
4.00% , 01/14/29 .................. 300 299,430
5.25% , 04/12/29 .................. 575 594,443
4.20% , 09/16/30 .................. 300 298,521
MetLife Capital Trust IV, 7.88%, 12/15/37
(b)
.. 358 396,670
MetLife, Inc.
4.55% , 03/23/30 .................. 1,195 1,217,673
6.50% , 12/15/32 .................. 825 920,547
5.38% , 07/15/33 .................. 670 702,882
6.38% , 06/15/34 .................. 1,205 1,338,319
5.30% , 12/15/34 .................. 750 777,233
5.70% , 06/15/35 .................. 1,285 1,367,672
6.40% , 12/15/36 .................. 1,622 1,701,162
9.25% , 04/08/38
(b)
................. 250 299,655
10.75% , 08/01/39 ................. 190 252,936
5.88% , 02/06/41 .................. 855 894,345
4.13% , 08/13/42 .................. 1,200 1,020,495
4.88% , 11/13/43 .................. 943 876,606
4.72% , 12/15/44 .................. 935 838,852
4.05% , 03/01/45 .................. 1,169 965,239
4.60% , 05/13/46 .................. 872 774,863
5.00% , 07/15/52 .................. 980 893,044
5.25% , 01/15/54 .................. 920 870,681
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(g)
............... 1,135 1,190,512
Metropolitan Life Global Funding I
(b)
5.05% , 06/11/27 .................. 355 360,247
4.40% , 06/30/27 .................. 665 669,339
3.00% , 09/19/27 .................. 660 650,833
5.05% , 01/06/28 .................. 635 648,781
4.15% , 08/25/28 .................. 310 311,348
5.40% , 09/12/28 .................. 510 527,645
4.85% , 01/08/29 .................. 865 883,361
3.30% , 03/21/29 .................. 470 458,671

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.05% , 06/17/29 .................. USD 328 $ 316,204
4.30% , 08/25/29 .................. 447 448,384
4.90% , 01/09/30 .................. 375 383,019
2.95% , 04/09/30 .................. 1,210 1,150,206
1.55% , 01/07/31 .................. 385 337,681
4.35% , 01/12/31 .................. 300 299,879
2.40% , 01/11/32
(d)
................. 605 538,770
5.15% , 03/28/33 .................. 680 697,694
5.05% , 01/08/34 .................. 560 568,410
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(b) (g)
.................... 1,040 1,087,356
Mutual of Omaha Cos. Global Funding
(b)
5.35% , 04/09/27 .................. 370 375,181
4.51% , 06/09/28 .................. 285 287,445
5.45% , 12/12/28 .................. 520 537,079
4.75% , 10/15/29 .................. 280 284,333
5.00% , 04/01/30 .................. 635 647,708
4.55% , 01/13/31 .................. 295 294,777
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(b) (g)
... 365 377,445
Nanshan Life Pte. Ltd.
(e)
5.45% , 09/11/34 .................. 800 788,595
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(g)
.................... 600 599,679
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
..................... 285 270,983
National Life Insurance Co., 5.25%, 07/19/68
(b) (d
) (g)
.......................... 65 54,646
Nationwide Financial Services, Inc.
6.75% , 05/15/37 .................. 340 340,653
5.30% , 11/18/44
(b)
................. 268 248,682
3.90% , 11/30/49
(b)
................. 1,150 869,126
Nationwide Mutual Insurance Co.
(b)
8.25% , 12/01/31 .................. 590 683,936
7.88% , 04/01/33 .................. 260 293,183
9.38% , 08/15/39 .................. 725 966,400
4.95% , 04/22/44 .................. 383 337,520
4.35% , 04/30/50 .................. 1,400 1,095,456
New York Life Global Funding
(b)
4.90% , 04/02/27 .................. 505 511,206
3.25% , 04/07/27 .................. 640 636,068
3.90% , 10/01/27 .................. 580 580,646
4.40% , 12/13/27 .................. 130 131,257
4.85% , 01/09/28 .................. 915 931,748
3.00% , 01/10/28 .................. 853 839,345
4.40% , 04/25/28 .................. 605 611,354
4.90% , 06/13/28 .................. 741 756,468
4.15% , 07/25/28 .................. 680 683,828
4.70% , 01/29/29 .................. 960 976,814
4.05% , 02/02/29 .................. 325 325,437
5.00% , 06/06/29
(d)
................. 415 427,258
4.60% , 12/05/29 .................. 575 584,314
4.60% , 06/03/30
(d)
................. 575 583,667
1.20% , 08/07/30 .................. 810 708,610
4.25% , 01/09/31 .................. 385 383,808
1.85% , 08/01/31 .................. 1,000 876,863
4.55% , 01/28/33 .................. 930 923,896
5.00% , 01/09/34 .................. 1,115 1,131,894
5.35% , 01/23/35 .................. 465 484,675
New York Life Insurance Co.
(b)
5.88% , 05/15/33 .................. 1,135 1,203,461
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75% , 11/15/39 .................. USD 839 $ 952,481
3.75% , 05/15/50 .................. 1,476 1,099,894
4.45% , 05/15/69 .................. 1,127 880,007
Nippon Life Insurance Co.
(b)(g)
(5-Year USD Swap Rate + 2.88%), 4.00% ,
09/19/47 ..................... 510 506,877
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40% ,
01/23/50 ..................... 1,420 1,344,162
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75% ,
01/21/51 ..................... 1,125 1,012,870
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90% ,
09/16/51 ..................... 990 885,305
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25% ,
09/13/53 ..................... 685 724,301
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95% ,
04/16/54 ..................... 1,275 1,320,710
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 6.50% ,
04/30/55 ..................... 1,500 1,604,850
NLG Global Funding
(b)
5.40% , 01/23/30 .................. 255 262,784
4.35% , 09/15/30 .................. 345 342,027
Northwestern Mutual Global Funding
(b)
5.07% , 03/25/27 .................. 845 856,215
4.11% , 09/12/27 .................. 480 481,970
4.35% , 09/15/27 .................. 680 685,496
4.49% , 03/21/28 .................. 215 217,443
1.70% , 06/01/28 .................. 1,150 1,093,037
4.90% , 06/12/28 .................. 720 735,266
4.13% , 08/25/28 .................. 260 261,225
4.71% , 01/10/29 .................. 1,055 1,074,962
4.96% , 01/13/30 .................. 275 281,608
4.60% , 06/03/30 .................. 575 582,728
4.30% , 01/13/31 .................. 315 314,700
5.16% , 05/28/31 .................. 545 564,660
Northwestern Mutual Life Insurance Co. (The)
(b)
6.06% , 03/30/40 .................. 817 866,973
3.85% , 09/30/47 .................. 1,401 1,096,181
3.45% , 03/30/51 .................. 1,101 776,261
6.17% , 05/29/55 .................. 50 53,328
3.63% , 09/30/59 .................. 1,626 1,136,619
Old Republic International Corp.
5.75% , 03/28/34 .................. 540 560,133
3.85% , 06/11/51 .................. 635 460,015
Omnis Funding Trust, 6.72%, 05/15/55
(b)
.... 1,100 1,155,942
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(b) (d)
.................... 545 416,279
Pacific Life Global Funding II
(b)
1.45% , 01/20/28 .................. 435 414,791
4.90% , 04/04/28 .................. 480 489,122
4.45% , 05/01/28 .................. 135 136,492
5.50% , 07/18/28 .................. 680 705,159
1.60% , 09/21/28 .................. 583 547,252
4.90% , 01/11/29 .................. 665 678,859
4.50% , 08/28/29 .................. 655 661,919
4.85% , 02/10/30 .................. 335 341,058
4.38% , 02/03/31 .................. 350 350,305
2.45% , 01/11/32 .................. 825 734,155
4.88% , 07/17/32 .................. 500 507,810

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Pacific Life Insurance Co.
(b)
9.25% , 06/15/39 .................. USD 205 $ 276,196
5.95% , 09/15/55 .................. 60 60,588
4.30% , 10/24/67
(g)
................. 884 710,118
Pacific LifeCorp
(b)
6.60% , 09/15/33 .................. 175 194,899
5.13% , 01/30/43 .................. 305 287,891
3.35% , 09/15/50 .................. 940 645,267
5.40% , 09/15/52 .................. 760 725,093
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
2,965 3,054,176
PartnerRe Finance B LLC
3.70% , 07/02/29 .................. 919 898,871
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50% ,
10/01/50
(g)
.................... 130 123,187
Peachtree Corners Funding Trust II, 6.01%,
05/15/35
(b)
..................... 600 631,846
Peak RE Bvi Holding Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 5.63%
(e) (g) (h)
............... 400 404,297
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(b) (d)
.................... 675 446,446
Phoenix Group Holdings plc, 5.38%, 07/06/27
(e)
450 455,029
Pine Street Trust II, 5.57%, 02/15/49
(b)
..... 590 554,727
Pine Street Trust III, 6.22%, 05/15/54
(b)
..... 615 627,837
Pricoa Global Funding I
(b)
4.40% , 08/27/27 .................. 865 872,538
5.10% , 05/30/28 .................. 680 697,444
4.70% , 05/28/30 .................. 450 457,208
4.35% , 11/25/30 .................. 300 300,086
4.65% , 08/27/31 .................. 215 217,391
4.75% , 08/26/32 .................. 500 502,416
4.65% , 01/12/33 .................. 360 357,856
5.35% , 05/28/35 .................. 475 488,187
Primerica, Inc., 2.80%, 11/19/31 ......... 555 504,584
Principal Financial Group, Inc.
4.11% , 02/15/28
(b)
................. 530 529,682
3.70% , 05/15/29 .................. 405 399,477
2.13% , 06/15/30 .................. 200 182,352
5.38% , 03/15/33 .................. 500 518,285
6.05% , 10/15/36 .................. 205 222,429
4.63% , 09/15/42 .................. 625 557,499
4.35% , 05/15/43 .................. 415 356,549
4.30% , 11/15/46 .................. 640 535,428
5.50% , 03/15/53 .................. 370 357,573
Principal Life Global Funding II
(b)
4.60% , 08/19/27 .................. 630 636,079
4.80% , 01/09/28 .................. 365 370,078
5.50% , 06/28/28 .................. 505 520,540
4.25% , 08/18/28 .................. 155 155,500
5.10% , 01/25/29 .................. 910 932,508
2.50% , 09/16/29
(d)
................. 630 592,957
4.95% , 11/27/29 .................. 435 445,154
1.50% , 08/27/30 .................. 842 742,230
1.63% , 11/19/30 .................. 475 416,457
4.45% , 01/13/31 .................. 310 309,472
Progressive Corp. (The)
2.50% , 03/15/27 .................. 685 675,238
4.00% , 03/01/29 .................. 607 608,188
6.63% , 03/01/29 .................. 871 936,710
3.20% , 03/26/30 .................. 630 608,623
3.00% , 03/15/32 .................. 310 285,729
6.25% , 12/01/32 .................. 100 110,082
4.95% , 06/15/33 .................. 610 623,556
4.35% , 04/25/44 .................. 401 346,504
Security
Par (000)
Par (000) Value
Insurance (continued)
3.70% , 01/26/45 .................. USD 420 $ 328,497
4.13% , 04/15/47 .................. 865 710,655
4.20% , 03/15/48 .................. 694 573,065
3.95% , 03/26/50 .................. 595 466,208
3.70% , 03/15/52 .................. 530 395,188
Protective Life Corp.
(b)
4.30% , 09/30/28 .................. 717 718,736
3.40% , 01/15/30 .................. 735 708,192
4.70% , 01/15/31 .................. 615 616,085
5.35% , 12/15/35 .................. 495 497,187
Protective Life Global Funding
(b)
4.71% , 07/06/27 .................. 628 634,970
4.34% , 09/13/27 .................. 300 302,021
1.90% , 07/06/28
(d)
................. 360 342,220
5.47% , 12/08/28 .................. 835 864,741
4.16% , 01/15/29 .................. 150 149,977
5.22% , 06/12/29 .................. 310 319,112
4.77% , 12/09/29 .................. 165 167,736
4.80% , 06/05/30 .................. 300 304,137
1.74% , 09/21/30 .................. 610 540,110
5.43% , 01/14/32 .................. 345 357,973
Prudential Financial, Inc.
3.88% , 03/27/28 .................. 629 629,733
2.10% , 03/10/30
(d)
................. 460 427,042
5.75% , 07/15/33 .................. 520 559,413
5.20% , 03/14/35 .................. 730 744,657
5.70% , 12/14/36 .................. 885 934,582
6.63% , 12/01/37 .................. 400 453,298
3.00% , 03/10/40 .................. 638 495,710
6.63% , 06/21/40 .................. 346 391,343
4.60% , 05/15/44 .................. 801 712,343
4.50% , 09/15/47
(g)
................. 580 572,977
3.91% , 12/07/47 .................. 953 743,540
4.42% , 03/27/48 .................. 546 456,705
5.70% , 09/15/48
(g)
................. 893 902,695
3.94% , 12/07/49 .................. 1,095 846,239
4.35% , 02/25/50 .................. 939 775,121
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(g)
.................... 435 405,625
3.70% , 03/13/51 .................. 1,591 1,173,584
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(g)
.................... 865 854,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00% ,
09/01/52
(g)
.................... 1,030 1,063,798
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(g)
.................... 565 603,504
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.50% ,
03/15/54
(g)
.................... 575 605,279
Prudential Funding Asia plc
3.13% , 04/14/30 .................. 1,215 1,163,376
3.63% , 03/24/32 .................. 670 640,470
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95% ,
11/03/33
(e) (g)
................... 900 866,440
QIC Cayman Ltd., (6-Year USD Constant
Maturity + 2.20%), 6.15%
(e) (g) (h)
........ 400 407,120
Reinsurance Group of America, Inc.
3.90% , 05/15/29 .................. 761 754,900
3.15% , 06/15/30 .................. 733 694,683
6.00% , 09/15/33 .................. 565 600,919

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.75% , 09/15/34 .................. USD 680 $ 707,226
RenaissanceRe Finance, Inc., 3.45%, 07/01/27 893 887,437
RenaissanceRe Holdings Ltd.
3.60% , 04/15/29 .................. 675 661,551
5.75% , 06/05/33 .................. 920 960,837
5.80% , 04/01/35 .................. 300 312,554
RGA Global Funding
(b)
4.35% , 08/25/28 .................. 440 442,657
6.00% , 11/21/28 .................. 620 649,597
2.70% , 01/18/29 .................. 595 568,401
5.45% , 05/24/29 .................. 655 678,720
5.25% , 01/09/30 .................. 420 433,423
4.60% , 11/25/30 .................. 445 445,851
5.50% , 01/11/31 .................. 480 498,894
5.05% , 12/06/31 .................. 430 437,393
5.00% , 08/25/32 .................. 455 459,233
RLGH Finance Bermuda Ltd., 8.25%,
07/17/31
(e)
..................... 400 452,827
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 485 472,628
5.88% , 08/01/32 .................. 1,225 1,245,257
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(b)
. 465 464,514
Sammons Financial Group Global Funding
(b)
5.05% , 01/10/28 .................. 175 177,865
5.10% , 12/10/29 .................. 145 148,422
4.95% , 06/12/30 .................. 525 531,777
4.80% , 12/12/30 .................. 335 336,348
Sammons Financial Group, Inc.
(b)
4.45% , 05/12/27 .................. 153 153,045
3.35% , 04/16/31 .................. 860 798,912
4.75% , 04/08/32 .................. 750 728,954
6.88% , 04/15/34 .................. 665 725,809
SBL Holdings, Inc.
(b)
5.90% , 09/26/28 .................. 195 194,904
5.00% , 02/18/31 .................. 603 560,754
7.20% , 10/30/34 .................. 540 519,932
Securian Financial Group, Inc., 4.80%,
04/15/48
(b)
..................... 275 237,714
Selective Insurance Group, Inc.
5.90% , 04/15/35 .................. 310 324,090
5.38% , 03/01/49 .................. 165 153,028
Shin Kong Life Singapore Pte. Ltd., 6.95%,
06/26/35
(e)
..................... 400 426,685
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 75 79,421
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 535 483,033
Sumitomo Life Insurance Co.
(b)(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.84%),
5.88%
(h)
...................... 1,000 1,011,862
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.88% ,
09/10/55 ..................... 1,000 1,005,237
4.00% , 09/14/77 .................. 1,350 1,341,232
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38% ,
04/15/81 ..................... 940 875,573
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(b) (g)
... 770 774,794
Swiss RE Subordinated Finance plc
(b)(g)
(3-mo. CME Term SOFR + 1.81%), 5.70% ,
04/05/35 ..................... 610 631,454
(3-mo. CME Term SOFR + 2.13%), 6.19% ,
04/01/46 ..................... 400 415,224
Security
Par (000)
Par (000) Value
Insurance (continued)
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(b)
USD 590 $ 507,299
Symetra Life Insurance Co., 6.55%, 10/01/55
(b)
60 62,169
Teachers Insurance & Annuity Association of
America
(b)
6.85% , 12/16/39 .................. 1,114 1,271,911
4.90% , 09/15/44 .................. 1,645 1,499,216
4.27% , 05/15/47 .................. 2,019 1,665,743
3.30% , 05/15/50 .................. 1,302 895,008
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(e) (g)
... 400 415,651
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 435 542,400
Travelers Cos., Inc. (The)
5.05% , 07/24/35 .................. 405 410,091
6.75% , 06/20/36 .................. 420 481,882
6.25% , 06/15/37 .................. 925 1,024,886
5.35% , 11/01/40 .................. 765 774,905
4.60% , 08/01/43 .................. 320 289,760
4.30% , 08/25/45 .................. 485 412,100
3.75% , 05/15/46 .................. 570 446,323
4.00% , 05/30/47 .................. 745 600,947
4.05% , 03/07/48 .................. 712 575,930
4.10% , 03/04/49 .................. 762 616,308
2.55% , 04/27/50 .................. 460 278,329
3.05% , 06/08/51 .................. 849 562,280
5.45% , 05/25/53 .................. 685 671,564
5.70% , 07/24/55 .................. 555 564,251
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 622 696,869
Trustage Financial Group, Inc., 4.63%,
04/15/32
(b)
..................... 15 14,601
Unum Group
4.00% , 06/15/29 .................. 275 272,377
5.25% , 12/15/35 .................. 255 252,830
4.05% , 08/15/41
(b)
................. 465 383,655
5.75% , 08/15/42 .................. 515 513,685
4.50% , 12/15/49 .................. 380 308,637
4.13% , 06/15/51 .................. 345 261,097
6.00% , 06/15/54 .................. 460 457,798
USI, Inc., 7.50%, 01/15/32
(b)
........... 640 670,956
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 399,172
W R Berkley Corp.
4.75% , 08/01/44 .................. 870 778,608
4.00% , 05/12/50 .................. 315 243,635
3.55% , 03/30/52 .................. 205 144,696
3.15% , 09/30/61 .................. 815 489,895
Western & Southern Life Insurance Co. (The)
(b)
5.15% , 01/15/49 .................. 585 529,694
3.75% , 04/28/61 .................. 622 420,790
Western-Southern Global Funding
(b)
4.50% , 07/16/28 .................. 540 543,927
4.25% , 01/29/29 .................. 285 285,541
4.90% , 05/01/30 .................. 575 585,923
4.70% , 12/10/32 .................. 335 331,716
Willis North America, Inc.
4.65% , 06/15/27 .................. 805 811,363
4.50% , 09/15/28 .................. 659 664,367
2.95% , 09/15/29 .................. 1,099 1,049,491
4.55% , 03/15/31 .................. 750 749,173
5.35% , 05/15/33 .................. 720 740,045
5.15% , 03/15/36 .................. 360 358,807
5.05% , 09/15/48 .................. 530 477,566
3.88% , 09/15/49 .................. 678 509,660
5.90% , 03/05/54 .................. 700 701,555

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(b) (g) (h)
............... USD 395 $ 390,362
Wynnton Funding Trust, 5.25%, 08/15/35
(b)
.. 1,100 1,104,206
XL Group Ltd., 5.25%, 12/15/43 ......... 378 354,492
Zurich Finance Ireland DAC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.78%), 3.00% ,
04/19/51 ..................... 1,000 910,464
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 3.50% ,
05/02/52 ..................... 200 182,090
Zurich Finance Ireland II DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.42%), 5.50%, 04/23/55
(e) (g)
... 500 503,130
488,029,553
Interactive Media & Services — 0.3%
Alphabet, Inc.
0.80% , 08/15/27 .................. 1,595 1,530,977
3.88% , 11/15/28 .................. 530 532,335
4.00% , 05/15/30 .................. 1,060 1,060,365
1.10% , 08/15/30 .................. 2,085 1,839,202
4.10% , 11/15/30 .................. 1,880 1,882,139
4.38% , 11/15/32 .................. 610 611,665
4.50% , 05/15/35 .................. 1,180 1,168,715
4.70% , 11/15/35 .................. 3,685 3,666,730
1.90% , 08/15/40 .................. 2,017 1,357,471
5.35% , 11/15/45 .................. 1,695 1,672,369
2.05% , 08/15/50 .................. 2,565 1,383,320
5.25% , 05/15/55 .................. 950 904,758
5.45% , 11/15/55 .................. 3,895 3,804,388
2.25% , 08/15/60
(d)
................. 2,104 1,071,875
5.30% , 05/15/65 .................. 1,720 1,606,734
5.70% , 11/15/75 .................. 2,440 2,393,695
Baidu, Inc.
1.63% , 02/23/27 .................. 342 333,749
3.63% , 07/06/27 .................. 894 889,843
4.38% , 03/29/28 .................. 597 601,323
4.88% , 11/14/28 .................. 515 526,030
3.43% , 04/07/30 .................. 457 443,198
2.38% , 10/09/30 .................. 429 395,705
2.38% , 08/23/31
(d)
................. 799 724,329
Cars.com, Inc., 6.38%, 11/01/28
(b)
........ 435 434,339
Kuaishou Technology
(b)
4.13% , 01/22/31 .................. 600 596,466
4.75% , 01/22/36 .................. 800 784,032
Meta Platforms, Inc.
3.50% , 08/15/27 .................. 3,090 3,084,964
4.60% , 05/15/28 .................. 2,160 2,199,315
4.30% , 08/15/29 .................. 1,490 1,506,519
4.80% , 05/15/30 .................. 1,005 1,032,204
4.20% , 11/15/30 .................. 2,120 2,115,924
4.55% , 08/15/31 .................. 1,070 1,083,987
3.85% , 08/15/32 .................. 2,945 2,845,528
4.60% , 11/15/32 .................. 3,745 3,752,040
4.95% , 05/15/33 .................. 1,745 1,777,156
4.75% , 08/15/34 .................. 2,690 2,684,900
4.88% , 11/15/35 .................. 6,540 6,462,087
5.50% , 11/15/45 .................. 5,005 4,813,081
4.45% , 08/15/52 .................. 2,715 2,179,499
5.60% , 05/15/53 .................. 2,540 2,409,135
5.40% , 08/15/54 .................. 2,990 2,755,108
5.63% , 11/15/55 .................. 6,285 5,970,872
4.65% , 08/15/62 .................. 1,460 1,161,564
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
5.75% , 05/15/63 .................. USD 1,767 $ 1,676,487
5.55% , 08/15/64 .................. 2,775 2,541,399
5.75% , 11/15/65 .................. 4,505 4,259,372
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 840 861,803
6.88% , 03/15/34 .................. 475 485,193
Tencent Holdings Ltd.
(e)
3.60% , 01/19/28 .................. 2,400 2,386,434
3.98% , 04/11/29 .................. 2,800 2,807,708
2.39% , 06/03/30 .................. 2,000 1,869,412
2.88% , 04/22/31 .................. 200 188,443
3.93% , 01/19/38 .................. 1,200 1,108,645
3.68% , 04/22/41 .................. 900 756,209
4.53% , 04/11/49
(d)
................. 400 357,568
3.24% , 06/03/50 .................. 2,300 1,646,161
3.84% , 04/22/51
(d)
................. 2,000 1,584,968
3.29% , 06/03/60
(d)
................. 800 541,732
3.94% , 04/22/61 .................. 1,000 776,317
Weibo Corp., 3.38%, 07/08/30 .......... 935 889,379
Ziff Davis, Inc., 4.63%, 10/15/30
(b)
........ 545 515,989
ZipRecruiter, Inc., 5.00%, 01/15/30
(b)
...... 589 408,697
105,711,551
IT Services — 0.2%
Accenture Capital, Inc.
3.90% , 10/04/27 .................. 630 632,636
4.05% , 10/04/29 .................. 1,555 1,559,796
4.25% , 10/04/31 .................. 930 929,910
4.50% , 10/04/34 .................. 1,465 1,439,494
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 405 400,916
Amdocs Ltd., 2.54%, 06/15/30 .......... 757 695,489
Arches Buyer, Inc.
(b)
4.25% , 06/01/28 .................. 1,025 1,008,401
6.13% , 12/01/28 .................. 535 523,513
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 570 559,823
Booz Allen Hamilton, Inc.
3.88% , 09/01/28
(b)
................. 990 974,359
4.00% , 07/01/29
(b) (d)
................ 969 951,858
5.95% , 08/04/33 .................. 745 774,843
5.95% , 04/15/35 .................. 420 431,810
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 480 478,164
5.63% , 09/15/28 .................. 505 503,220
CGI, Inc.
4.95% , 03/14/30 .................. 570 577,330
2.30% , 09/14/31 .................. 475 420,476
Cogent Communications Group LLC
(b)
7.00% , 06/15/27
(d)
................. 445 442,685
7.00% , 06/15/27 .................. 295 292,941
6.50% , 07/01/32
(d)
................. 605 556,620
Conduent Business Services LLC, 6.00%,
11/01/29
(b)
..................... 536 437,212
CoreWeave, Inc.
(b)
9.25% , 06/01/30
(d)
................. 1,805 1,777,222
9.00% , 02/01/31 .................. 1,635 1,590,019
DXC Technology Co., 2.38%, 09/15/28 ..... 772 735,879
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
860 877,320
Gartner, Inc.
4.50% , 07/01/28
(b)
................. 1,111 1,106,492
3.63% , 06/15/29
(b)
................. 654 630,968
3.75% , 10/01/30
(b)
................. 840 796,336
4.95% , 03/20/31 .................. 50 50,187
Genpact Luxembourg SARL, 6.00%, 06/04/29 365 382,559
Genpact UK Finco plc, 4.95%, 11/18/30 .... 250 250,478

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC
(b)
5.25% , 12/01/27 .................. USD 790 $ 789,290
3.50% , 03/01/29 .................. 802 762,727
IBM International Capital Pte. Ltd.
4.60% , 02/05/27 .................. 756 761,091
4.60% , 02/05/29 .................. 890 904,338
4.75% , 02/05/31 .................. 880 895,361
4.90% , 02/05/34 .................. 1,195 1,199,372
5.25% , 02/05/44 .................. 830 798,161
5.30% , 02/05/54 .................. 1,465 1,357,616
International Business Machines Corp.
2.20% , 02/09/27 .................. 285 280,492
1.70% , 05/15/27 .................. 1,249 1,216,078
4.15% , 07/27/27 .................. 825 828,974
6.22% , 08/01/27 .................. 704 728,380
6.50% , 01/15/28 .................. 617 646,860
4.50% , 02/06/28 .................. 955 966,955
4.65% , 02/10/28 .................. 1,100 1,116,500
4.00% , 02/03/29 .................. 500 500,371
3.50% , 05/15/29 .................. 1,245 1,224,575
4.80% , 02/10/30 .................. 800 817,699
1.95% , 05/15/30 .................. 1,378 1,256,643
4.30% , 02/03/31 .................. 500 499,724
2.72% , 02/09/32 .................. 320 290,716
5.00% , 02/10/32 .................. 700 718,626
4.40% , 07/27/32 .................. 740 737,603
5.88% , 11/29/32 .................. 853 920,385
4.60% , 02/03/33 .................. 500 499,110
4.75% , 02/06/33 .................. 770 779,272
5.20% , 02/10/35
(d)
................. 900 919,255
4.95% , 02/03/36 .................. 900 896,883
4.15% , 05/15/39 .................. 1,976 1,761,438
5.60% , 11/30/39 .................. 980 1,012,628
2.85% , 05/15/40 .................. 753 564,802
4.00% , 06/20/42 .................. 1,150 961,479
4.70% , 02/19/46 .................. 907 799,834
4.25% , 05/15/49 .................. 2,175 1,755,115
2.95% , 05/15/50 .................. 710 451,414
3.43% , 02/09/52 .................. 840 574,765
4.90% , 07/27/52 .................. 820 719,768
5.10% , 02/06/53 .................. 655 594,885
5.70% , 02/10/55
(d)
................. 935 919,917
5.80% , 02/03/56 .................. 510 507,947
7.13% , 12/01/96 .................. 340 397,291
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 .................. 410 383,369
5.00% , 05/01/28 .................. 395 373,459
5.75% , 05/15/28 .................. 515 488,687
8.75% , 05/01/29 .................. 710 677,083
9.50% , 05/30/29 .................. 855 825,279
9.00% , 08/01/29 .................. 530 508,775
7.88% , 09/30/32 .................. 1,260 1,105,289
Kyndryl Holdings, Inc.
2.70% , 10/15/28 .................. 595 571,784
3.15% , 10/15/31 .................. 635 578,536
6.35% , 02/20/34
(d)
................. 420 440,742
4.10% , 10/15/41 .................. 840 661,973
Newfold Digital Holdings Group, Inc.
11.75% , 04/30/29
(b)
................ 875 659,700
Twilio, Inc.
3.63% , 03/15/29 .................. 538 516,092
3.88% , 03/15/31 .................. 513 485,079
Unisys Corp., 10.63%, 01/15/31
(b) (d)
....... 675 639,293
VeriSign, Inc.
4.75% , 07/15/27 .................. 1,205 1,205,553
Security
Par (000)
Par (000) Value
IT Services (continued)
2.70% , 06/15/31 .................. USD 738 $ 670,883
5.25% , 06/01/32 .................. 50 51,283
Virtusa Corp., 7.13%, 12/15/28
(b)
........ 360 353,220
68,319,375
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 835 868,986
Brunswick Corp.
5.85% , 03/18/29 .................. 495 515,125
2.40% , 08/18/31 .................. 670 590,704
4.40% , 09/15/32 .................. 465 448,497
Hasbro, Inc.
3.50% , 09/15/27 .................. 539 534,807
3.90% , 11/19/29 .................. 1,181 1,164,888
6.05% , 05/14/34 .................. 495 525,503
6.35% , 03/15/40 .................. 552 579,123
5.10% , 05/15/44 .................. 265 237,052
Mattel, Inc.
5.88% , 12/15/27
(b)
................. 935 936,356
3.75% , 04/01/29
(b)
................. 1,030 1,008,323
5.00% , 11/17/30 .................. 360 363,416
5.45% , 11/01/41 .................. 390 367,571
Polaris, Inc.
6.95% , 03/15/29 .................. 740 786,653
5.60% , 03/01/31 .................. 405 411,248
9,338,252
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
4.20% , 09/09/27 .................. 280 281,289
2.75% , 09/15/29 .................. 578 552,658
2.10% , 06/04/30 .................. 805 736,138
2.30% , 03/12/31 .................. 1,080 978,747
4.75% , 09/09/34 .................. 565 563,235
Bio-Rad Laboratories, Inc.
3.30% , 03/15/27 .................. 500 496,205
3.70% , 03/15/32 .................. 829 782,747
Charles River Laboratories International, Inc.
(b)
4.25% , 05/01/28 .................. 580 572,622
3.75% , 03/15/29 .................. 655 632,105
4.00% , 03/15/31 .................. 550 521,356
Danaher Corp.
4.38% , 09/15/45 .................. 715 623,327
2.60% , 10/01/50 .................. 958 584,497
2.80% , 12/10/51 .................. 1,249 791,246
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 502 510,639
Illumina, Inc.
5.75% , 12/13/27 .................. 690 710,322
4.75% , 12/12/30 .................. 415 419,233
2.55% , 03/23/31 .................. 830 754,041
Revvity, Inc.
1.90% , 09/15/28 .................. 615 580,338
3.30% , 09/15/29 .................. 1,025 989,748
2.55% , 03/15/31 .................. 485 440,080
2.25% , 09/15/31 .................. 585 516,337
3.63% , 03/15/51 .................. 505 360,484
Thermo Fisher Scientific, Inc.
4.80% , 11/21/27 .................. 965 981,482
1.75% , 10/15/28 .................. 755 713,895
5.00% , 01/31/29 .................. 1,050 1,081,346
2.60% , 10/01/29 .................. 1,378 1,311,949
4.98% , 08/10/30 .................. 835 862,695
4.20% , 03/01/31 .................. 415 413,819
2.00% , 10/15/31 .................. 1,185 1,055,706
4.47% , 10/07/32 .................. 515 515,731
4.95% , 11/21/32 .................. 880 906,210

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
5.09% , 08/10/33 .................. USD 475 $ 490,774
5.20% , 01/31/34 .................. 560 580,822
4.79% , 10/07/35 .................. 450 447,981
4.89% , 10/07/37 .................. 700 694,276
2.80% , 10/15/41 .................. 1,502 1,109,551
5.40% , 08/10/43 .................. 640 641,291
5.30% , 02/01/44 .................. 565 555,568
4.10% , 08/15/47 .................. 715 592,636
26,353,126
Machinery — 0.3%
AGCO Corp.
5.45% , 03/21/27 .................. 470 476,359
5.80% , 03/21/34 .................. 645 672,959
Amsted Industries, Inc.
(b)
4.63% , 05/15/30 .................. 480 474,915
6.38% , 03/15/33 .................. 315 325,894
ATS Corp., 4.13%, 12/15/28
(b)
.......... 350 341,368
Calderys Financing LLC, 11.25%, 06/01/28
(b)
. 535 557,701
Caterpillar, Inc.
2.60% , 09/19/29 .................. 773 738,914
2.60% , 04/09/30 .................. 945 894,145
1.90% , 03/12/31 .................. 770 694,200
5.20% , 05/15/35 .................. 1,535 1,588,415
5.30% , 09/15/35
(d)
................. 520 544,323
6.05% , 08/15/36 .................. 265 295,093
5.20% , 05/27/41 .................. 871 876,203
3.80% , 08/15/42 .................. 1,914 1,606,305
4.30% , 05/15/44 .................. 680 596,540
3.25% , 09/19/49 .................. 1,158 826,331
3.25% , 04/09/50 .................. 947 676,247
5.50% , 05/15/55
(d)
................. 155 157,377
4.75% , 05/15/64 .................. 426 375,158
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 1,440 1,500,311
9.50% , 01/01/31 .................. 475 500,066
CNH Industrial Capital LLC
4.50% , 10/08/27 .................. 255 256,704
4.75% , 03/21/28 .................. 560 566,497
4.55% , 04/10/28 .................. 905 912,473
5.50% , 01/12/29 .................. 705 729,741
5.10% , 04/20/29 .................. 650 666,141
4.50% , 10/16/30 .................. 410 410,249
4.38% , 03/07/31 .................. 285 282,623
CNH Industrial NV, 3.85%, 11/15/27 ...... 849 845,918
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
215 216,109
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
405 403,631
CSSC Capital 2015 Ltd., 3.00%, 02/13/30
(e)
.. 600 567,681
Cummins, Inc.
4.25% , 05/09/28 .................. 585 590,567
4.90% , 02/20/29 .................. 365 375,142
1.50% , 09/01/30 .................. 1,143 1,020,992
4.70% , 02/15/31 .................. 605 617,240
5.15% , 02/20/34 .................. 610 628,137
5.30% , 05/09/35 .................. 550 568,061
4.88% , 10/01/43 .................. 655 623,877
2.60% , 09/01/50 .................. 947 574,535
5.45% , 02/20/54 .................. 1,045 1,026,261
Daimler Truck Finance North America LLC
(b)
3.65% , 04/07/27 .................. 1,000 996,222
4.30% , 08/12/27 .................. 220 221,055
5.13% , 09/25/27 .................. 520 528,564
4.95% , 01/13/28 .................. 150 152,361
5.13% , 01/19/28 .................. 870 886,966
5.40% , 09/20/28 .................. 515 531,227
Security
Par (000)
Par (000) Value
Machinery (continued)
2.38% , 12/14/28 .................. USD 875 $ 834,326
4.15% , 01/12/29 .................. 345 344,897
5.13% , 09/25/29 .................. 225 231,178
5.25% , 01/13/30 .................. 300 308,920
4.65% , 10/12/30 .................. 300 302,022
4.50% , 04/12/31 .................. 450 448,619
2.50% , 12/14/31 .................. 320 285,328
5.38% , 01/13/32 .................. 380 392,521
5.00% , 10/12/32 .................. 300 303,627
5.50% , 09/20/33 .................. 480 494,403
5.38% , 01/18/34 .................. 585 597,653
5.38% , 06/25/34 .................. 630 642,406
5.63% , 01/13/35 .................. 300 310,395
Deere & Co.
5.38% , 10/16/29 .................. 600 629,711
3.10% , 04/15/30 .................. 1,044 1,005,435
7.13% , 03/03/31 .................. 734 835,265
5.45% , 01/16/35 .................. 950 998,699
3.90% , 06/09/42 .................. 1,190 1,025,455
2.88% , 09/07/49 .................. 605 406,224
3.75% , 04/15/50 .................. 745 581,986
5.70% , 01/19/55 .................. 75 77,924
Deere Funding Canada Corp., 4.15%, 10/09/30 325 324,273
Dover Corp.
2.95% , 11/04/29 .................. 580 555,865
5.38% , 10/15/35 .................. 355 370,873
5.38% , 03/01/41 .................. 320 323,437
Enpro, Inc., 6.13%, 06/01/33
(b)
.......... 390 401,220
Esab Corp., 6.25%, 04/15/29
(b)
.......... 708 727,725
Flowserve Corp.
3.50% , 10/01/30 .................. 750 716,496
2.80% , 01/15/32 .................. 600 538,473
Fortive Corp., 4.30%, 06/15/46 .......... 547 454,435
GrafTech Finance, Inc., 4.63%, 12/23/29
(b)
... 475 351,503
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 445 382,620
HD Hyundai Heavy Industries Co. Ltd., 3.18%,
03/28/27
(e)
..................... 200 197,954
Hillenbrand, Inc.
6.25% , 02/15/29 .................. 585 591,596
3.75% , 03/01/31
(d)
................. 345 347,650
IDEX Corp.
4.95% , 09/01/29 .................. 685 699,389
3.00% , 05/01/30 .................. 730 691,176
2.63% , 06/15/31 .................. 620 565,686
Illinois Tool Works, Inc.
4.88% , 09/15/41 .................. 635 608,484
3.90% , 09/01/42 .................. 1,396 1,180,480
Ingersoll Rand, Inc.
5.20% , 06/15/27 .................. 880 893,825
5.40% , 08/14/28 .................. 685 708,036
5.18% , 06/15/29 .................. 825 852,974
5.31% , 06/15/31 .................. 250 260,488
5.70% , 08/14/33 .................. 1,335 1,409,707
5.45% , 06/15/34 .................. 560 580,278
5.70% , 06/15/54 .................. 660 660,941
Kennametal, Inc.
4.63% , 06/15/28 .................. 508 512,346
2.80% , 03/01/31 .................. 280 257,407
Komatsu Finance America, Inc., 4.20%,
09/18/30
(b)
..................... 400 397,665
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. 170 170,814
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 330 358,286
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(b)
............... 545 580,394

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 490 $ 476,768
Nordson Corp.
5.60% , 09/15/28 .................. 500 517,527
4.50% , 12/15/29 .................. 455 458,048
5.80% , 09/15/33 .................. 415 438,528
nVent Finance SARL
4.55% , 04/15/28 .................. 582 585,098
2.75% , 11/15/31 .................. 525 471,116
5.65% , 05/15/33 .................. 685 714,379
Oshkosh Corp.
4.60% , 05/15/28 .................. 561 565,656
3.10% , 03/01/30 .................. 480 458,130
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 436 427,858
5.25% , 08/16/28 .................. 775 797,860
2.57% , 02/15/30 .................. 1,900 1,780,227
5.13% , 11/19/31 .................. 320 331,399
5.13% , 09/04/35 .................. 200 202,515
3.11% , 02/15/40 .................. 887 696,744
3.36% , 02/15/50
(d)
................. 895 631,252
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 703 698,489
4.25% , 09/15/27 .................. 1,460 1,468,238
3.25% , 06/14/29 .................. 1,027 1,000,503
4.50% , 09/15/29 .................. 1,390 1,409,040
4.20% , 11/21/34 .................. 799 774,171
6.25% , 05/15/38 .................. 403 444,017
4.45% , 11/21/44 .................. 553 485,721
4.10% , 03/01/47 .................. 649 532,930
4.00% , 06/14/49 .................. 905 731,353
Park-Ohio Industries, Inc., 8.50%, 08/01/30
(b)
. 330 338,808
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 540 532,079
Snap-on, Inc.
3.25% , 03/01/27 .................. 205 203,617
4.10% , 03/01/48 .................. 520 425,531
3.10% , 05/01/50 .................. 665 450,666
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
...... 527 541,498
Stanley Black & Decker, Inc.
6.00% , 03/06/28 .................. 330 342,197
4.25% , 11/15/28 .................. 720 721,815
2.30% , 03/15/30 .................. 767 705,632
3.00% , 05/15/32 .................. 620 563,289
5.20% , 09/01/40 .................. 476 460,319
4.85% , 11/15/48 .................. 550 482,416
2.75% , 11/15/50 .................. 813 484,622
Terex Corp.
(b)
5.00% , 05/15/29 .................. 725 722,496
6.25% , 10/15/32 .................. 820 839,669
Timken Co. (The)
4.50% , 12/15/28 .................. 364 366,740
4.13% , 04/01/32 .................. 480 460,571
Titan International, Inc., 7.00%, 04/30/28 ... 425 426,660
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,565 1,564,999
Toyota Industries Corp., 3.57%, 03/16/28
(b) (d)
. 739 729,236
Trinity Industries, Inc., 7.75%, 07/15/28
(b)
... 595 614,166
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 405 376,646
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28 .................. 740 750,021
4.90% , 05/29/30 .................. 540 551,287
5.61% , 03/11/34 .................. 545 570,195
5.50% , 05/29/35 .................. 575 596,427
Xylem, Inc.
1.95% , 01/30/28 .................. 906 873,362
2.25% , 01/30/31 .................. 887 803,478
Security
Par (000)
Par (000) Value
Machinery (continued)
4.38% , 11/01/46 .................. USD 400 $ 339,263
92,582,560
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(b)
4.50% , 06/20/29 .................. 870 878,311
5.88% , 09/14/33 .................. 900 958,162
Danaos Corp.
(b)
8.50% , 03/01/28 .................. 215 216,216
6.88% , 10/15/32 .................. 510 527,315
Kirby Corp., 4.20%, 03/01/28 ........... 776 777,729
MISC Capital Two Labuan Ltd., 3.75%,
04/06/27
(d) (e)
.................... 600 596,650
MV24 Capital BV, 6.75%, 06/01/34
(e)
...... 694 702,033
Polar Tankers, Inc., 5.95%, 05/10/37
(b)
..... 830 883,891
Yinson Bergenia Production BV, 8.50%,
01/31/45
(e)
..................... 1,184 1,272,703
6,813,010
Media — 0.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 620 525,866
AMC Networks, Inc.
10.25% , 01/15/29
(b)
................ 900 938,447
4.25% , 02/15/29
(d)
................. 21 18,339
10.50% , 07/15/32
(b) (d)
............... 450 485,209
Beasley Mezzanine Holdings LLC, 9.20%,
08/01/28
(b)
..................... 159 62,778
Belo Corp.
7.75% , 06/01/27 .................. 475 494,186
7.25% , 09/15/27 .................. 515 535,101
Block Communications, Inc., 4.88%, 03/01/28
(b)
330 323,725
Cable One, Inc., 4.00%, 11/15/30
(b) (d)
...... 695 506,413
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 1,339 1,321,710
4.20% , 03/15/28 .................. 1,386 1,380,785
2.25% , 01/15/29 .................. 1,395 1,310,210
5.05% , 03/30/29 .................. 1,388 1,403,259
6.10% , 06/01/29 .................. 1,160 1,209,851
2.80% , 04/01/31 .................. 1,540 1,388,375
2.30% , 02/01/32 .................. 943 812,922
4.40% , 04/01/33 .................. 915 859,983
6.65% , 02/01/34 .................. 910 958,091
6.55% , 06/01/34 .................. 1,445 1,515,672
6.38% , 10/23/35 .................. 1,905 1,952,471
5.85% , 12/01/35 .................. 1,125 1,119,529
5.38% , 04/01/38 .................. 1,003 918,092
3.50% , 06/01/41 .................. 1,292 923,987
3.50% , 03/01/42 .................. 1,255 871,418
6.48% , 10/23/45 .................. 3,276 3,089,451
5.38% , 05/01/47 .................. 2,305 1,898,799
5.75% , 04/01/48 .................. 2,435 2,094,165
5.13% , 07/01/49 .................. 1,235 970,848
4.80% , 03/01/50 .................. 2,592 1,962,877
3.70% , 04/01/51 .................. 1,835 1,174,964
3.90% , 06/01/52 .................. 2,407 1,564,514
5.25% , 04/01/53 .................. 1,429 1,141,888
6.83% , 10/23/55 .................. 567 544,125
6.70% , 12/01/55 .................. 785 758,157
3.85% , 04/01/61 .................. 1,840 1,105,548
4.40% , 12/01/61 .................. 1,425 936,316
3.95% , 06/30/62 .................. 1,365 828,941
5.50% , 04/01/63 .................. 940 740,918
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 .................. 1,080 1,081,979
7.50% , 06/01/29 .................. 1,090 1,079,357

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.88% , 04/01/30 .................. USD 940 $ 989,204
7.13% , 02/15/31 .................. 695 724,465
7.50% , 03/15/33 .................. 645 685,145
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 545 472,028
Cox Communications, Inc.
(b)
3.50% , 08/15/27 .................. 1,230 1,217,159
5.45% , 09/15/28 .................. 1,147 1,179,697
1.80% , 10/01/30 .................. 888 778,589
2.60% , 06/15/31 .................. 760 679,057
5.70% , 06/15/33 .................. 960 968,064
5.45% , 09/01/34 .................. 520 508,943
4.80% , 02/01/35 .................. 1,082 1,004,659
8.38% , 03/01/39 .................. 397 458,736
4.70% , 12/15/42 .................. 461 367,069
4.50% , 06/30/43 .................. 711 551,221
4.60% , 08/15/47 .................. 565 421,390
2.95% , 10/01/50 .................. 500 279,545
3.60% , 06/15/51 .................. 555 341,321
5.80% , 12/15/53 .................. 930 798,063
5.95% , 09/01/54 .................. 805 706,265
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 1,110 978,350
5.38% , 02/01/28 .................. 960 719,343
7.50% , 04/01/28 .................. 997 594,688
11.25% , 05/15/28 ................. 990 790,694
11.75% , 01/31/29 ................. 1,910 1,394,156
6.50% , 02/01/29 .................. 1,595 1,023,423
5.75% , 01/15/30 .................. 2,170 848,434
4.13% , 12/01/30 .................. 1,088 661,290
4.63% , 12/01/30 .................. 2,310 860,140
3.38% , 02/15/31 .................. 1,000 594,401
4.50% , 11/15/31 .................. 1,480 891,759
5.00% , 11/15/31 .................. 490 182,396
Cumulus Media New Holdings, Inc., 8.00%,
07/01/29
(b)
..................... 290 81,936
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 1,436 1,442,865
8.88% , 02/01/30 .................. 2,175 2,203,915
10.00% , 02/15/31 ................. 1,775 1,828,643
Discovery Communications LLC
3.95% , 03/20/28 .................. 1,057 1,038,720
4.13% , 05/15/29 .................. 1,067 1,036,126
3.63% , 05/15/30 .................. 1,263 1,167,659
5.00% , 09/20/37 .................. 729 563,553
6.35% , 06/01/40 .................. 650 535,625
5.20% , 09/20/47 .................. 9 5,511
5.30% , 05/15/49
(d)
................. 200 130,138
DISH DBS Corp.
5.25% , 12/01/26
(b)
................. 703 682,551
7.38% , 07/01/28 .................. 965 926,127
5.75% , 12/01/28
(b)
................. 2,355 2,278,430
5.13% , 06/01/29 .................. 1,365 1,208,025
DISH Network Corp., 11.75%, 11/15/27
(b)
... 2,750 2,843,819
Dotdash Meredith, Inc., 7.63%, 06/15/32
(b)
... 450 413,510
EchoStar Corp.
10.75% , 11/30/29 ................. 5,025 5,508,026
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(f)
..................... 2,337 2,375,107
EW Scripps Co. (The), 9.88%, 08/15/30
(b)
... 500 497,916
Fox Corp.
4.71% , 01/25/29 .................. 2,356 2,390,039
3.50% , 04/08/30 .................. 1,005 974,656
6.50% , 10/13/33 .................. 1,125 1,236,283
5.48% , 01/25/39 .................. 1,192 1,188,026
5.58% , 01/25/49 .................. 1,515 1,449,691
Security
Par (000)
Par (000) Value
Media (continued)
GCI LLC, 4.75%, 10/15/28
(b)
........... USD 659 $ 643,866
Gray Media, Inc.
(b)
10.50% , 07/15/29
(d)
................ 1,178 1,265,335
4.75% , 10/15/30 .................. 855 659,543
5.38% , 11/15/31
(d)
................. 1,140 844,055
9.63% , 07/15/32 .................. 525 541,098
7.25% , 08/15/33
(d)
................. 780 798,496
Grupo Televisa SAB
6.63% , 01/15/40 .................. 650 581,391
5.00% , 05/13/45 .................. 595 414,494
6.13% , 01/31/46
(d)
................. 905 710,457
5.25% , 05/24/49
(d)
................. 695 482,760
iHeartCommunications, Inc.
(b)
4.75% , 01/15/28
(d)
................. 250 229,156
9.13% , 05/01/29 .................. 697 658,366
10.88% , 05/01/30 ................. 566 468,062
7.75% , 08/15/30 .................. 606 517,936
7.00% , 01/15/31 .................. 268 217,428
Lamar Media Corp.
3.75% , 02/15/28 .................. 675 662,615
4.88% , 01/15/29 .................. 613 612,934
4.00% , 02/15/30 .................. 565 546,374
3.63% , 01/15/31 .................. 609 574,860
5.38% , 11/01/33
(b)
................. 300 299,745
LCPR Senior Secured Financing DAC
(b)
6.75% , 10/15/27 .................. 995 695,037
5.13% , 07/15/29 .................. 840 563,310
McGraw-Hill Education, Inc.
(b)
5.75% , 08/01/28 .................. 970 974,222
8.00% , 08/01/29 .................. 674 680,078
7.38% , 09/01/31 .................. 745 786,926
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 695 668,977
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 .................. 2,550 2,618,678
10.38% , 05/15/31 ................. 875 925,771
9.50% , 02/15/33 .................. 1,110 1,130,547
News Corp.
(b)
3.88% , 05/15/29 .................. 1,435 1,397,784
5.13% , 02/15/32 .................. 855 848,581
Nexstar Media, Inc.
(b)
5.63% , 07/15/27 .................. 1,625 1,625,384
4.75% , 11/01/28 .................. 1,090 1,083,148
Omnicom Group, Inc.
4.65% , 10/01/28 .................. 755 761,674
4.75% , 03/30/30 .................. 716 722,838
2.45% , 04/30/30 .................. 905 838,420
4.20% , 06/01/30 .................. 874 868,511
2.40% , 03/01/31 .................. 480 431,769
2.60% , 08/01/31 .................. 1,020 926,829
5.38% , 06/15/33 .................. 556 563,927
5.30% , 11/01/34 .................. 900 917,660
3.38% , 03/01/41 .................. 524 396,065
5.40% , 10/01/48 .................. 496 453,449
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 645 645,014
4.25% , 01/15/29 .................. 610 595,468
4.63% , 03/15/30
(d)
................. 550 537,154
7.38% , 02/15/31 .................. 535 563,890
Paramount Global
3.38% , 02/15/28 .................. 607 589,567
3.70% , 06/01/28 .................. 627 610,841
4.20% , 06/01/29 .................. 587 570,902
7.88% , 07/30/30 .................. 831 893,159
4.95% , 01/15/31 .................. 930 889,256

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.20% , 05/19/32 .................. USD 937 $ 845,807
5.50% , 05/15/33 .................. 445 420,015
6.88% , 04/30/36 .................. 903 881,561
5.90% , 10/15/40 .................. 274 233,982
4.85% , 07/01/42 .................. 498 361,532
4.38% , 03/15/43 .................. 1,279 879,412
5.85% , 09/01/43 .................. 1,057 850,419
5.25% , 04/01/44 .................. 325 237,566
4.90% , 08/15/44 .................. 578 411,357
4.60% , 01/15/45 .................. 625 426,173
4.95% , 05/19/50 .................. 973 681,702
(3-mo. SOFR + 4.16%), 6.25% , 02/28/57
(g)
690 627,663
Scripps Escrow II, Inc.
(b)
3.88% , 01/15/29
(d)
................. 505 466,725
5.38% , 01/15/31 .................. 395 294,063
Sinclair Television Group, Inc.
(b)
5.50% , 03/01/30
(d)
................. 515 450,219
4.38% , 12/31/32 .................. 690 531,486
8.13% , 02/15/33 .................. 865 894,825
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 .................. 2,109 2,108,868
4.00% , 07/15/28 .................. 1,695 1,656,170
5.50% , 07/01/29 .................. 1,404 1,410,924
4.13% , 07/01/30 .................. 1,527 1,443,626
3.88% , 09/01/31
(d)
................. 1,425 1,302,192
Sky Group Finance Ltd., 6.50%, 10/15/35
(b)
.. 600 656,631
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 1,132 1,100,708
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... 1,210 1,159,723
TCI Communications, Inc., 7.13%, 02/15/28 .. 695 737,649
TEGNA, Inc.
4.63% , 03/15/28 .................. 1,094 1,085,889
5.00% , 09/15/29 .................. 1,130 1,121,968
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 572,822
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 1,000 997,450
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 933 1,073,058
Time Warner Cable LLC
6.55% , 05/01/37 .................. 1,330 1,344,775
7.30% , 07/01/38 .................. 1,385 1,463,910
6.75% , 06/15/39 .................. 1,559 1,562,892
5.88% , 11/15/40 .................. 1,304 1,199,110
5.50% , 09/01/41 .................. 1,323 1,159,440
4.50% , 09/15/42 .................. 1,181 914,649
Univision Communications, Inc.
(b)
8.00% , 08/15/28 .................. 1,372 1,416,364
4.50% , 05/01/29 .................. 1,050 1,003,133
7.38% , 06/30/30 .................. 1,005 1,017,938
8.50% , 07/31/31 .................. 1,270 1,325,736
9.38% , 08/01/32 .................. 1,020 1,098,076
Urban One, Inc., 7.63%, 04/01/31
(b)
....... 263 118,166
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
400 409,842
Videotron Ltd.
(b)
3.63% , 06/15/29 .................. 780 761,291
5.70% , 01/15/35 .................. 550 559,954
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(b)
............ 565 560,207
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 545 545,000
VZ Secured Financing BV
(b)
5.00% , 01/15/32 .................. 1,505 1,359,405
7.50% , 01/15/33 .................. 625 627,373
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 480 424,822
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(b)
........... USD 1,035 $ 977,853
183,761,785
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 1,000 1,019,934
Alcoa Nederland Holding BV
(b)
4.13% , 03/31/29 .................. 330 324,865
7.13% , 03/15/31 .................. 745 788,306
Algoma Steel, Inc., 9.13%, 04/15/29
(b) (d)
.... 375 322,806
Alumina Pty. Ltd.
(b)
6.13% , 03/15/30 .................. 295 304,152
6.38% , 09/15/32 .................. 475 493,526
Anglo American Capital plc
4.75% , 04/10/27
(b)
................. 700 704,921
4.50% , 03/15/28
(b)
................. 835 839,873
3.88% , 03/16/29
(d) (e)
................ 400 394,998
5.63% , 04/01/30
(e)
................. 700 728,716
2.63% , 09/10/30
(e)
................. 1,000 922,719
2.88% , 03/17/31
(e)
................. 400 369,141
5.50% , 05/02/33
(e)
................. 1,000 1,035,419
5.75% , 04/05/34
(e)
................. 1,000 1,047,663
3.95% , 09/10/50
(d) (e)
................ 400 303,039
4.75% , 03/16/52
(e)
................. 600 508,361
6.00% , 04/05/54
(e)
................. 400 404,513
AngloGold Ashanti Holdings plc
3.38% , 11/01/28 .................. 845 820,713
3.75% , 10/01/30 .................. 789 759,636
6.50% , 04/15/40 .................. 300 321,909
Antofagasta plc
(e)
2.38% , 10/14/30
(d)
................. 600 542,512
5.63% , 05/13/32 .................. 400 415,079
6.25% , 05/02/34
(d)
................. 800 856,069
5.63% , 09/09/35
(d)
................. 600 615,234
ArcelorMittal SA
6.55% , 11/29/27 .................. 1,095 1,140,044
4.25% , 07/16/29 .................. 590 591,157
6.80% , 11/29/32 .................. 865 969,354
6.00% , 06/17/34
(d)
................. 525 561,987
7.00% , 10/15/39 .................. 625 704,417
6.75% , 03/01/41 .................. 390 426,729
6.35% , 06/17/54
(d)
................. 520 549,835
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 690 731,741
11.50% , 10/01/31 ................. 490 540,177
Barrick International Barbados Corp., 6.35%,
10/15/36
(b)
..................... 585 641,676
Barrick Mining Corp.
6.45% , 10/15/35 .................. 135 148,690
5.25% , 04/01/42 .................. 195 191,223
Barrick North America Finance LLC
5.70% , 05/30/41 .................. 1,012 1,030,162
5.75% , 05/01/43 .................. 1,071 1,093,850
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 1,020 1,072,383
BHP Billiton Finance USA Ltd.
4.75% , 02/28/28 .................. 1,090 1,107,963
5.10% , 09/08/28 .................. 1,075 1,105,211
5.00% , 02/21/30 .................. 1,020 1,050,454
5.25% , 09/08/30 .................. 1,010 1,051,323
5.13% , 02/21/32 .................. 900 930,624
4.90% , 02/28/33 .................. 795 808,749
5.25% , 09/08/33 .................. 1,525 1,577,791
5.30% , 02/21/35 .................. 1,170 1,207,200
5.00% , 02/15/36 .................. 185 186,960

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.13% , 02/24/42 .................. USD 953 $ 824,629
5.00% , 09/30/43 .................. 2,720 2,588,998
5.50% , 09/08/53 .................. 705 697,720
5.75% , 09/05/55 .................. 465 475,774
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 698 703,358
Capstone Copper Corp., 6.75%, 03/31/33
(b)
.. 245 254,051
Century Aluminum Co., 6.88%, 08/01/32
(b)
... 325 336,880
Champion Iron Canada, Inc., 7.88%, 07/15/32
(b)
270 288,933
Chinalco Capital Holdings Ltd.
(e)
2.95% , 02/24/27 .................. 400 395,341
4.75% , 02/14/28 .................. 600 608,385
Cia de Minas Buenaventura SAA, 6.80%,
02/04/32
(e)
..................... 600 624,710
Cleveland-Cliffs, Inc.
4.63% , 03/01/29
(b)
................. 420 413,481
6.88% , 11/01/29
(b)
................. 845 878,399
6.75% , 04/15/30
(b)
................. 810 830,851
4.88% , 03/01/31
(b) (d)
................ 393 376,149
7.50% , 09/15/31
(b)
................. 805 849,003
7.00% , 03/15/32
(b)
................. 1,335 1,370,399
7.38% , 05/01/33
(b)
................. 885 922,619
7.63% , 01/15/34
(b)
................. 1,185 1,240,912
6.25% , 10/01/40 .................. 270 236,140
Coeur Mining, Inc., 5.13%, 02/15/29
(b)
..... 371 370,233
Commercial Metals Co.
4.13% , 01/15/30 .................. 310 301,426
3.88% , 02/15/31 .................. 365 346,679
4.38% , 03/15/32 .................. 365 348,860
5.75% , 11/15/33
(b)
................. 490 498,155
6.00% , 12/15/35
(b)
................. 775 791,869
Compass Minerals International, Inc.
(b)
6.75% , 12/01/27
(d)
................. 150 150,063
8.00% , 07/01/30 .................. 260 275,752
Constellium SE
(b)
5.63% , 06/15/28 .................. 445 445,346
3.75% , 04/15/29 .................. 595 575,340
6.38% , 08/15/32 .................. 385 398,117
Corp. Nacional del Cobre de Chile
3.00% , 09/30/29
(e)
................. 1,000 950,550
3.75% , 01/15/31
(e)
................. 800 771,403
5.13% , 02/02/33
(e)
................. 1,000 1,006,654
5.95% , 01/08/34
(e)
................. 1,400 1,460,401
6.33% , 01/13/35
(e)
................. 1,400 1,487,262
5.63% , 09/21/35
(b)
................. 600 610,881
6.15% , 10/24/36
(b)
................. 400 423,878
5.53% , 01/30/37
(b)
................. 765 768,098
5.63% , 10/18/43
(e)
................. 1,000 961,666
4.88% , 11/04/44
(e)
................. 800 697,941
4.50% , 08/01/47
(e)
................. 1,250 1,013,621
4.38% , 02/05/49
(d) (e)
................ 1,400 1,102,271
3.70% , 01/30/50
(e)
................. 2,629 1,848,344
3.15% , 01/15/51
(e)
................. 400 258,279
6.30% , 09/08/53
(b)
................. 200 203,969
6.30% , 09/08/53
(e)
................. 1,200 1,223,811
6.78% , 01/13/55
(e)
................. 1,400 1,498,528
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,200 1,145,938
CSN Resources SA
(e)
8.88% , 12/05/30 .................. 600 578,549
4.63% , 06/10/31
(d)
................. 800 627,018
5.88% , 04/08/32
(d)
................. 600 488,768
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 500 502,647
Endeavour Mining plc, 7.00%, 05/28/30
(e)
... 600 619,597
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(e)
..................... 1,000 1,056,153
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
First Quantum Minerals Ltd.
(e)
9.38% , 03/01/29 .................. USD 1,400 $ 1,469,354
8.63% , 06/01/31 .................. 1,200 1,261,587
8.00% , 03/01/33 .................. 1,020 1,093,981
7.25% , 02/15/34 .................. 800 840,303
Fortescue Treasury Pty. Ltd.
(b)
4.50% , 09/15/27 .................. 605 605,829
5.88% , 04/15/30 .................. 518 533,222
4.38% , 04/01/31 .................. 1,155 1,115,258
6.13% , 04/15/32 .................. 770 802,645
Freeport Indonesia PT
(e)
4.76% , 04/14/27 .................. 600 602,417
5.32% , 04/14/32 .................. 1,400 1,423,917
6.20% , 04/14/52 .................. 800 811,808
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 525 525,070
4.13% , 03/01/28 .................. 870 868,387
4.38% , 08/01/28 .................. 806 805,598
5.25% , 09/01/29 .................. 825 837,902
4.25% , 03/01/30 .................. 875 869,189
4.63% , 08/01/30 .................. 625 630,081
5.40% , 11/14/34 .................. 780 804,242
5.45% , 03/15/43 .................. 1,781 1,736,507
Fresnillo plc, 4.25%, 10/02/50
(d) (e)
........ 800 641,631
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 650 670,799
Glencore Finance Canada Ltd.
(b)
6.90% , 11/15/37 .................. 615 694,830
6.00% , 11/15/41 .................. 428 443,249
5.55% , 10/25/42 .................. 355 347,011
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 1,103 1,103,175
5.34% , 04/04/27 .................. 480 487,587
3.88% , 10/27/27 .................. 775 772,857
4.91% , 04/01/28 .................. 225 228,946
5.40% , 05/08/28 .................. 947 972,238
6.13% , 10/06/28 .................. 645 676,091
4.88% , 03/12/29 .................. 1,415 1,439,791
5.37% , 04/04/29 .................. 665 687,592
5.19% , 04/01/30 .................. 700 720,434
2.50% , 09/01/30 .................. 1,012 930,983
6.38% , 10/06/30 .................. 490 528,465
2.85% , 04/27/31 .................. 495 457,973
2.63% , 09/23/31 .................. 840 760,525
5.70% , 05/08/33 .................. 470 495,026
6.50% , 10/06/33 .................. 610 673,254
5.63% , 04/04/34 .................. 1,155 1,207,662
5.67% , 04/01/35 .................. 750 785,289
3.88% , 04/27/51 .................. 566 422,977
3.38% , 09/23/51 .................. 685 465,443
5.89% , 04/04/54
(d)
................. 545 552,842
6.14% , 04/01/55 .................. 615 643,858
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 400 419,545
GUSAP III LP, 7.25%, 04/16/44
(d) (e)
....... 400 456,453
Hecla Mining Co., 7.25%, 02/15/28 ....... 259 259,338
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
... 535 540,956
Indonesia Asahan Aluminium PT
(e)
6.53% , 11/15/28 .................. 700 739,031
5.45% , 05/15/30 .................. 1,000 1,031,867
6.76% , 11/15/48 .................. 200 213,533
5.80% , 05/15/50
(d)
................. 400 384,950
Industrias Penoles SAB de CV
(e)
4.15% , 09/12/29 .................. 600 594,532
5.65% , 09/12/49
(d)
................. 600 572,554
4.75% , 08/06/50 .................. 400 337,603

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(b)
USD 300 $ 319,119
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(e)
..... 800 829,441
JSW Steel Ltd.
(e)
3.95% , 04/05/27 .................. 400 396,183
5.05% , 04/05/32 .................. 600 598,678
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(b)
..................... 260 271,160
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 .................. 595 574,490
5.88% , 03/01/34 .................. 250 252,102
Kinross Gold Corp., 6.25%, 07/15/33 ...... 585 634,941
Krakatau Posco PT
(e)
6.38% , 06/11/27 .................. 200 203,493
6.38% , 06/11/29 .................. 400 413,213
Metinvest BV, 7.75%, 10/17/29
(e)
......... 600 475,326
Minera Mexico SA de CV
(e)
5.63% , 02/12/32
(d)
................. 800 827,849
4.50% , 01/26/50 .................. 1,000 843,687
Mineral Resources Ltd.
(b)
8.00% , 11/01/27 .................. 630 644,581
9.25% , 10/01/28 .................. 1,170 1,228,875
8.50% , 05/01/30 .................. 650 674,604
7.00% , 04/01/31 .................. 190 199,783
Minmetals Capitals & Securities, Inc.
(e)(g)(h)
(3-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 4.25% 600 600,288
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.62%), 4.35% 600 600,114
Minsur SA, 4.50%, 10/28/31
(d) (e)
......... 600 574,470
Navoi Mining & Metallurgical Combinat
(e)
6.70% , 10/17/28 .................. 400 414,797
6.75% , 05/14/30 .................. 600 630,958
6.95% , 10/17/31 .................. 400 428,216
New Gold, Inc., 6.88%, 04/01/32
(b)
....... 300 319,023
Newcastle Coal Infrastructure Group Pty. Ltd.
(b)
4.40% , 09/29/27 .................. 177 176,643
4.70% , 05/12/31
(d)
................. 513 505,417
Newmont Corp.
3.25% , 05/13/30 .................. 682 657,203
2.60% , 07/15/32 .................. 1,035 937,840
5.35% , 03/15/34 .................. 775 806,940
5.88% , 04/01/35 .................. 326 350,505
4.88% , 03/15/42 .................. 595 568,681
5.45% , 06/09/44 .................. 540 537,194
4.20% , 05/13/50 .................. 481 392,865
Nexa Resources SA
(d)(e)
6.75% , 04/09/34 .................. 600 651,577
6.60% , 04/08/37 .................. 545 580,065
Nickel Industries Ltd., 9.00%, 09/30/30
(e)
.... 800 839,757
Northern Star Resources Ltd., 6.13%,
04/11/33
(b)
..................... 680 717,764
Novelis Corp.
(b)
4.75% , 01/30/30 .................. 1,625 1,574,528
6.88% , 01/30/30 .................. 755 783,105
3.88% , 08/15/31 .................. 795 727,823
6.38% , 08/15/33 .................. 440 448,355
Nucor Corp.
4.30% , 05/23/27 .................. 720 724,831
3.95% , 05/01/28 .................. 816 816,353
2.70% , 06/01/30 .................. 583 548,038
4.65% , 06/01/30 .................. 585 594,987
3.13% , 04/01/32 .................. 175 162,762
5.10% , 06/01/35 .................. 520 529,752
6.40% , 12/01/37 .................. 485 543,060
5.20% , 08/01/43 .................. 85 82,718
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.40% , 05/01/48 .................. USD 750 $ 639,536
3.85% , 04/01/52 .................. 655 501,672
2.98% , 12/15/55 .................. 532 330,152
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(b)
. 400 416,118
POSCO
4.50% , 08/04/27
(e)
................. 800 803,691
5.75% , 01/17/28
(e)
................. 700 720,152
4.50% , 01/16/31
(b)
................. 200 200,172
5.88% , 01/17/33
(e)
................. 200 212,243
5.00% , 01/16/36
(b)
................. 400 397,564
POSCO Holdings, Inc.
(e)
5.13% , 05/07/30 .................. 400 408,968
5.75% , 05/07/35 .................. 400 417,877
Reliance, Inc., 2.15%, 08/15/30 ......... 320 290,865
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 535 607,128
6.13% , 12/15/33 .................. 731 797,843
5.75% , 06/01/35 .................. 382 406,880
Rio Tinto Finance USA Ltd.
7.13% , 07/15/28 .................. 840 902,027
5.20% , 11/02/40 .................. 966 960,546
2.75% , 11/02/51 .................. 1,410 869,479
Rio Tinto Finance USA plc
4.38% , 03/12/27 .................. 375 377,560
4.50% , 03/14/28 .................. 935 946,071
4.88% , 03/14/30 .................. 2,085 2,137,529
5.00% , 03/14/32 .................. 920 946,450
5.00% , 03/09/33 .................. 815 834,028
5.25% , 03/14/35 .................. 1,520 1,561,393
4.75% , 03/22/42 .................. 663 618,026
4.13% , 08/21/42 .................. 946 812,326
5.13% , 03/09/53 .................. 1,145 1,068,351
5.75% , 03/14/55 .................. 610 621,484
5.88% , 03/14/65 .................. 705 721,098
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (f)
.......... 4,248 4,243,091
South32 Treasury Ltd., 4.35%, 04/14/32
(b)
... 565 550,243
Southern Copper Corp.
7.50% , 07/27/35 .................. 970 1,149,569
6.75% , 04/16/40 .................. 1,133 1,287,126
5.25% , 11/08/42 .................. 798 773,131
5.88% , 04/23/45 .................. 1,636 1,700,343
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 315 303,308
4.00% , 12/15/28 .................. 500 499,419
3.45% , 04/15/30 .................. 520 502,639
3.25% , 01/15/31 .................. 620 587,750
5.38% , 08/15/34 .................. 625 641,849
5.25% , 05/15/35 .................. 690 700,195
3.25% , 10/15/50 .................. 635 428,040
5.75% , 05/15/55 .................. 355 349,994
Stillwater Mining Co., 4.50%, 11/16/29
(e)
.... 600 576,236
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 495 466,422
Taseko Mines Ltd., 8.25%, 05/01/30
(b)
..... 532 565,081
TMS International Corp., 6.25%, 04/15/29
(b)
.. 355 348,770
United States Steel Corp.
6.88% , 03/01/29 .................. 474 474,918
6.65% , 06/01/37 .................. 278 292,700
Usiminas International SARL, 7.50%,
01/27/32
(e)
..................... 400 415,604
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,751 1,690,905
6.13% , 06/12/33 .................. 1,693 1,813,061
6.88% , 11/21/36 .................. 884 1,000,855
6.88% , 11/10/39 .................. 551 625,766

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.40% , 06/28/54 .................. USD 1,635 $ 1,679,119
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(e) (g)
................... 600 603,121
Vale SA, 5.63%, 09/11/42 ............. 671 676,738
Vedanta Resources Finance II plc
(e)
10.88% , 09/17/29 ................. 1,200 1,284,836
9.48% , 07/24/30 .................. 600 631,816
11.25% , 12/03/31 ................. 525 582,151
9.13% , 10/15/32 .................. 400 418,182
9.85% , 04/24/33 .................. 400 429,986
Volcan Cia Minera SAA, 8.50%, 10/28/32
(e)
.. 800 828,128
Warrior Met Coal, Inc., 7.88%, 12/01/28
(b) (d)
.. 166 169,151
WE Soda Investments Holding plc
(e)
9.50% , 10/06/28 .................. 1,000 1,032,144
9.38% , 02/14/31 .................. 400 413,832
Windfall Mining Group, Inc., 5.85%, 05/13/32
(e)
600 625,578
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 505 456,900
196,546,870
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b) (d)
............... 580 578,041
Arabian Centres Sukuk IV Ltd., 8.88%,
12/04/30
(e)
..................... 400 409,626
Arbor Realty SR, Inc.
(b)
8.50% , 12/15/28 .................. 385 376,342
7.88% , 07/15/30 .................. 480 440,425
Blackstone Mortgage Trust, Inc.
(b)
3.75% , 01/15/27
(d)
................. 380 375,246
7.75% , 12/01/29 .................. 455 487,341
EF Holdco, 7.38%, 09/30/30
(b)
.......... 120 121,607
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27
(b)
................. 600 596,576
4.75% , 06/15/29
(b)
................. 840 832,909
5.50% , 08/01/30
(d)
................. 40 41,111
7.00% , 07/15/31
(b)
................. 545 578,644
Rithm Capital Corp.
(b)
8.00% , 04/01/29 .................. 775 791,537
8.00% , 07/15/30 .................. 170 173,800
Starwood Property Trust, Inc.
(b)
4.38% , 01/15/27 .................. 465 461,597
5.25% , 10/15/28 .................. 180 181,068
7.25% , 04/01/29 .................. 595 627,888
6.00% , 04/15/30 .................. 495 508,853
6.50% , 07/01/30 .................. 545 567,089
6.50% , 10/15/30 .................. 385 401,311
5.75% , 01/15/31 .................. 125 126,753
8,677,764
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
2.00% , 04/29/28
(e)
................. 800 763,282
4.38% , 01/24/29
(e)
................. 200 201,197
4.88% , 04/23/30
(e)
................. 1,000 1,022,447
4.38% , 10/09/31
(e)
................. 800 795,184
4.70% , 04/24/33
(e)
................. 800 800,784
6.50% , 10/27/36
(b)
................. 1,000 1,130,472
4.75% , 03/09/37
(e)
................. 870 842,200
4.00% , 10/03/49
(e)
................. 800 636,534
3.40% , 04/29/51
(e)
................. 800 569,313
Algonquin Power & Utilities Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 4.75%, 01/18/82
(g)
....
736 728,310
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Ameren Corp.
1.95% , 03/15/27 .................. USD 755 $ 738,628
1.75% , 03/15/28 .................. 300 285,860
5.00% , 01/15/29 .................. 835 855,239
3.50% , 01/15/31 .................. 838 805,766
5.38% , 03/15/35 .................. 435 445,516
Ameren Illinois Co.
3.80% , 05/15/28 .................. 135 134,749
1.55% , 11/15/30 .................. 410 362,484
3.85% , 09/01/32 .................. 380 365,744
4.95% , 06/01/33 .................. 430 438,671
4.15% , 03/15/46 .................. 685 566,787
3.70% , 12/01/47 .................. 642 490,870
4.50% , 03/15/49 .................. 535 459,226
3.25% , 03/15/50 .................. 429 295,052
2.90% , 06/15/51 .................. 433 273,995
5.90% , 12/01/52 .................. 406 418,715
5.55% , 07/01/54 .................. 645 635,058
5.63% , 03/01/55 .................. 640 638,720
Avista Corp.
4.35% , 06/01/48 .................. 660 544,142
4.00% , 04/01/52 .................. 555 419,433
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 920 908,747
3.70% , 07/15/30 .................. 1,120 1,100,881
1.65% , 05/15/31 .................. 697 608,349
6.13% , 04/01/36 .................. 1,605 1,739,601
5.95% , 05/15/37 .................. 608 654,557
5.15% , 11/15/43 .................. 733 701,613
4.50% , 02/01/45 .................. 778 676,047
3.80% , 07/15/48 .................. 665 508,745
4.45% , 01/15/49 .................. 875 729,227
4.25% , 10/15/50 .................. 806 650,731
2.85% , 05/15/51 .................. 1,553 963,495
4.60% , 05/01/53 .................. 994 836,932
Black Hills Corp.
5.95% , 03/15/28 .................. 586 607,293
3.05% , 10/15/29 .................. 597 571,442
2.50% , 06/15/30 .................. 527 487,007
4.55% , 01/31/31 .................. 660 659,682
4.35% , 05/01/33 .................. 440 425,137
6.15% , 05/15/34 .................. 380 406,831
6.00% , 01/15/35 .................. 425 450,556
4.20% , 09/15/46 .................. 479 382,523
3.88% , 10/15/49 .................. 406 303,848
CenterPoint Energy, Inc.
5.40% , 06/01/29 .................. 535 554,751
2.95% , 03/01/30 .................. 297 281,778
Centrica plc, 5.38%, 10/16/43
(b) (d)
........ 410 381,121
CMS Energy Corp.
3.45% , 08/15/27 .................. 261 258,849
4.88% , 03/01/44 .................. 342 305,762
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75% ,
06/01/50
(g)
.................... 613 604,660
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75% ,
12/01/50
(g)
.................... 532 489,491
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 6.50% ,
06/01/55
(g)
.................... 340 351,419
Consolidated Edison Co. of New York, Inc.
Series B , 3.13% , 11/15/27 ............ 545 538,618
3.80% , 05/15/28 .................. 545 543,863
Series D , 4.00% , 12/01/28 ........... 545 546,901

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series 20A , 3.35% , 04/01/30 .......... USD 585 $ 567,049
2.40% , 06/15/31 .................. 733 670,005
5.20% , 03/01/33 .................. 465 481,144
5.50% , 03/15/34 .................. 550 577,000
5.38% , 05/15/34 .................. 435 450,280
Series 05-A , 5.30% , 03/01/35 ......... 310 317,621
5.13% , 03/15/35 .................. 105 107,018
Series 06-A , 5.85% , 03/15/36 ......... 621 658,997
Series 06-B , 6.20% , 06/15/36 ......... 420 456,982
Series 07-A , 6.30% , 08/15/37 ......... 200 221,491
Series 08-B , 6.75% , 04/01/38 ......... 567 649,282
Series 09-C , 5.50% , 12/01/39 ......... 475 485,535
5.70% , 06/15/40 .................. 373 387,100
Series 12-A , 4.20% , 03/15/42 ......... 443 378,033
3.95% , 03/01/43 .................. 875 718,318
4.45% , 03/15/44 .................. 838 728,476
4.50% , 12/01/45 .................. 661 569,586
3.85% , 06/15/46 .................. 763 597,978
Series 2017 , 3.88% , 06/15/47 ......... 619 480,638
Series E , 4.65% , 12/01/48 ............ 790 683,070
Series A , 4.13% , 05/15/49 ............ 620 493,061
Series 20B , 3.95% , 04/01/50 .......... 1,180 916,534
3.20% , 12/01/51 .................. 620 411,021
6.15% , 11/15/52 .................. 680 713,818
5.90% , 11/15/53 .................. 940 957,072
5.70% , 05/15/54 .................. 915 911,255
4.63% , 12/01/54 .................. 652 550,646
5.50% , 03/15/55 .................. 115 111,267
5.75% , 11/15/55 .................. 455 454,711
Series C , 4.30% , 12/01/56 ........... 615 483,048
Series C , 4.00% , 11/15/57 ............ 728 540,576
4.50% , 05/15/58 .................. 726 591,552
3.70% , 11/15/59 .................. 437 304,941
Series C , 3.00% , 12/01/60 ........... 532 311,833
3.60% , 06/15/61 .................. 683 466,623
Consumers Energy Co.
4.65% , 03/01/28 .................. 403 409,033
3.80% , 11/15/28 .................. 238 237,286
4.90% , 02/15/29 .................. 780 800,222
4.60% , 05/30/29 .................. 638 649,119
4.70% , 01/15/30 .................. 250 255,370
4.50% , 01/15/31 .................. 645 651,687
3.60% , 08/15/32 .................. 240 227,858
4.63% , 05/15/33 .................. 595 596,281
5.05% , 05/15/35 .................. 690 700,555
3.95% , 05/15/43 .................. 191 157,339
3.25% , 08/15/46 .................. 990 717,169
3.95% , 07/15/47 .................. 375 299,857
4.05% , 05/15/48 .................. 700 564,971
4.35% , 04/15/49 .................. 550 462,218
3.75% , 02/15/50 .................. 635 478,781
3.10% , 08/15/50 .................. 1,013 680,607
3.50% , 08/01/51 .................. 589 425,905
2.65% , 08/15/52 .................. 357 217,161
4.20% , 09/01/52 .................. 480 386,646
Delmarva Power & Light Co., 4.15%, 05/15/45 415 351,210
Dominion Energy, Inc.
Series B , 3.60% , 03/15/27 ............ 407 405,511
4.60% , 05/15/28 .................. 550 556,835
4.25% , 06/01/28 .................. 594 596,870
Series C , 3.38% , 04/01/30 ........... 1,784 1,721,708
5.00% , 06/15/30 .................. 810 830,993
Series C , 2.25% , 08/15/31 ........... 545 486,658
Series A , 4.35% , 08/15/32 ............ 365 358,216
5.38% , 11/15/32 .................. 845 878,231
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series E , 6.30% , 03/15/33 ............ USD 438 $ 474,294
Series F , 5.25% , 08/01/33 ............ 165 168,752
5.45% , 03/15/35 .................. 675 691,545
Series B , 5.95% , 06/15/35 ............ 670 710,304
7.00% , 06/15/38 .................. 534 603,752
Series B , 3.30% , 04/15/41 ............ 570 432,941
Series C , 4.90% , 08/01/41 ........... 455 419,572
Series C , 4.05% , 09/15/42 ........... 511 415,585
4.70% , 12/01/44 .................. 270 235,803
Series A , 4.60% , 03/15/49 ............ 425 355,658
Series B , 4.85% , 08/15/52 ............ 470 404,010
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55
(g)
............... 90 93,677
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.26%), 6.00% ,
02/15/56
(g)
.................... 220 222,009
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.01%), 6.20% ,
02/15/56
(g)
.................... 695 697,782
DTE Energy Co.
4.95% , 07/01/27 .................. 800 810,051
4.88% , 06/01/28 .................. 805 819,147
5.10% , 03/01/29 .................. 1,135 1,164,390
Series C , 3.40% , 06/15/29 ........... 511 497,756
2.95% , 03/01/30 .................. 605 573,731
5.20% , 04/01/30 .................. 1,045 1,078,025
5.85% , 06/01/34 .................. 635 675,465
5.05% , 10/01/35 .................. 375 373,435
Engie SA
(b)
5.25% , 04/10/29 .................. 580 599,123
5.63% , 04/10/34 .................. 625 652,996
5.88% , 04/10/54 .................. 615 620,137
National Grid plc
5.60% , 06/12/28 .................. 285 294,532
5.81% , 06/12/33 .................. 570 604,019
5.42% , 01/11/34 .................. 805 830,459
New York State Electric & Gas Corp.
(b)
5.65% , 08/15/28 .................. 1,010 1,046,710
2.15% , 10/01/31 .................. 770 678,365
5.85% , 08/15/33 .................. 305 323,246
5.30% , 08/15/34 .................. 830 854,864
5.05% , 08/15/35 .................. 335 336,458
3.30% , 09/15/49 .................. 238 162,395
NiSource, Inc.
3.49% , 05/15/27 .................. 1,682 1,672,398
5.25% , 03/30/28 .................. 635 650,900
5.20% , 07/01/29 .................. 560 577,518
2.95% , 09/01/29 .................. 1,515 1,452,585
3.60% , 05/01/30 .................. 1,280 1,247,169
1.70% , 02/15/31 .................. 885 777,909
5.40% , 06/30/33 .................. 290 299,816
5.35% , 04/01/34 .................. 505 520,113
5.35% , 07/15/35 .................. 990 1,009,614
5.95% , 06/15/41 .................. 426 439,180
5.25% , 02/15/43 .................. 450 429,635
4.80% , 02/15/44 .................. 860 771,459
5.65% , 02/01/45 .................. 595 591,527
4.38% , 05/15/47 .................. 1,072 888,954
3.95% , 03/30/48 .................. 823 636,964
5.00% , 06/15/52 .................. 655 577,511
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95% ,
11/30/54
(g)
.................... 215 223,943

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.53%), 6.38% ,
03/31/55
(g)
.................... USD 110 $ 113,559
5.85% , 04/01/55 .................. 1,255 1,248,708
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.04%), 5.75% ,
07/15/56
(g)
.................... 380 382,242
NorthWestern Corp.
5.07% , 03/21/30
(b)
................. 120 122,816
4.18% , 11/15/44 .................. 595 492,786
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 310 319,441
5.88% , 10/15/28 .................. 730 762,090
5.20% , 04/01/29 .................. 865 889,916
4.90% , 03/15/30 .................. 310 317,103
1.60% , 08/15/30 .................. 700 620,865
2.45% , 11/15/31 .................. 280 250,991
6.13% , 10/15/33 .................. 555 595,642
5.45% , 04/01/34 .................. 580 597,143
5.40% , 03/15/35 .................. 435 446,569
Puget Energy, Inc.
2.38% , 06/15/28 .................. 710 681,772
4.10% , 06/15/30 .................. 619 607,345
4.22% , 03/15/32 .................. 610 585,781
5.73% , 03/15/35 .................. 340 347,708
Puget Sound Energy, Inc.
5.33% , 06/15/34 .................. 440 452,658
6.27% , 03/15/37 .................. 320 349,177
5.76% , 10/01/39 .................. 389 405,446
5.80% , 03/15/40 .................. 390 403,199
5.64% , 04/15/41 .................. 305 304,464
4.30% , 05/20/45 .................. 376 312,333
4.22% , 06/15/48 .................. 695 565,533
3.25% , 09/15/49 .................. 782 531,761
2.89% , 09/15/51 .................. 560 355,139
5.45% , 06/01/53 .................. 500 481,816
5.69% , 06/15/54 .................. 340 336,236
5.60% , 09/15/55 .................. 675 657,044
San Diego Gas & Electric Co.
4.95% , 08/15/28 .................. 985 1,009,477
Series VVV , 1.70% , 10/01/30 .......... 1,160 1,035,120
Series XXX , 3.00% , 03/15/32 .......... 655 601,791
5.40% , 04/15/35 .................. 855 881,291
6.00% , 06/01/39 .................. 365 386,490
4.50% , 08/15/40 .................. 487 444,347
Series RRR , 3.75% , 06/01/47 ......... 461 350,807
4.15% , 05/15/48 .................. 475 381,822
Series TTT , 4.10% , 06/15/49 .......... 522 412,189
3.32% , 04/15/50 .................. 330 226,271
2.95% , 08/15/51 .................. 1,050 672,451
3.70% , 03/15/52 .................. 265 193,232
5.35% , 04/01/53 .................. 935 881,967
5.55% , 04/15/54 .................. 635 616,397
Sempra
3.25% , 06/15/27 .................. 1,293 1,279,505
3.40% , 02/01/28 .................. 1,252 1,237,126
3.70% , 04/01/29 .................. 475 468,018
5.50% , 08/01/33 .................. 570 593,753
3.80% , 02/01/38 .................. 958 823,113
6.00% , 10/15/39 .................. 891 923,273
4.00% , 02/01/48 .................. 838 639,975
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.87%), 4.13% ,
04/01/52
(g)
.................... 745 735,743
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.63%), 6.40% ,
10/01/54
(g)
.................... USD 1,145 $ 1,158,337
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.14%), 6.55% ,
04/01/55
(g)
.................... 255 259,255
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 6.63% ,
04/01/55
(g)
.................... 75 76,082
Southern Co. Gas Capital Corp.
Series A , 4.05% , 09/15/28 ............ 435 435,211
Series 20-A , 1.75% , 01/15/31 ......... 660 583,804
5.15% , 09/15/32 .................. 220 226,201
5.75% , 09/15/33 .................. 505 534,019
4.95% , 09/15/34 .................. 185 185,209
Series B , 5.10% , 09/15/35 ............ 705 708,481
5.88% , 03/15/41 .................. 434 447,914
4.40% , 06/01/43 .................. 660 567,322
3.95% , 10/01/46 .................. 600 467,921
4.40% , 05/30/47 .................. 362 302,926
Series 21A , 3.15% , 09/30/51 .......... 635 412,703
WEC Energy Group, Inc.
5.15% , 10/01/27 .................. 495 503,911
1.38% , 10/15/27 .................. 560 536,913
4.75% , 01/15/28 .................. 665 675,552
2.20% , 12/15/28 .................. 210 199,977
1.80% , 10/15/30 .................. 318 283,027
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.91%), 5.63% ,
05/15/56
(g)
.................... 370 371,723
139,358,805
Office REITs — 0.1%
Boston Properties LP
6.75% , 12/01/27 .................. 1,165 1,217,883
4.50% , 12/01/28 .................. 988 994,900
3.40% , 06/21/29 .................. 970 942,092
2.90% , 03/15/30 .................. 766 718,900
3.25% , 01/30/31 .................. 1,105 1,036,965
2.55% , 04/01/32 .................. 1,052 919,406
2.45% , 10/01/33 .................. 1,325 1,095,173
6.50% , 01/15/34 .................. 200 214,602
5.75% , 01/15/35 .................. 950 972,157
Brandywine Operating Partnership LP
3.95% , 11/15/27 .................. 475 466,206
8.30% , 03/15/28 .................. 535 564,361
8.88% , 04/12/29 .................. 590 633,536
4.55% , 10/01/29 .................. 447 424,930
COPT Defense Properties LP
2.00% , 01/15/29 .................. 765 719,192
4.50% , 10/15/30 .................. 310 309,064
2.75% , 04/15/31 .................. 540 493,451
2.90% , 12/01/33 .................. 485 413,902
Cousins Properties LP
5.25% , 07/15/30 .................. 380 389,897
5.38% , 02/15/32 .................. 175 180,447
5.88% , 10/01/34 .................. 390 406,813
Highwoods Realty LP
3.88% , 03/01/27 .................. 345 342,844
4.13% , 03/15/28 .................. 332 329,691
4.20% , 04/15/29 .................. 390 384,146
3.05% , 02/15/30 .................. 465 434,130
2.60% , 02/01/31 .................. 502 450,807
5.35% , 01/15/33 .................. 150 150,482
7.65% , 02/01/34 .................. 335 380,665

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
Hudson Pacific Properties LP
3.95% , 11/01/27 .................. USD 466 $ 447,139
5.95% , 02/15/28 .................. 355 349,355
4.65% , 04/01/29 .................. 504 461,642
3.25% , 01/15/30
(d)
................. 430 364,869
Kilroy Realty LP
4.75% , 12/15/28 .................. 350 351,812
4.25% , 08/15/29 .................. 472 463,749
3.05% , 02/15/30 .................. 615 573,595
2.50% , 11/15/32 .................. 875 730,900
2.65% , 11/15/33 .................. 710 581,065
5.88% , 10/15/35 .................. 110 110,797
6.25% , 01/15/36 .................. 335 346,031
Piedmont Operating Partnership LP
6.88% , 07/15/29 .................. 160 169,955
3.15% , 08/15/30 .................. 535 493,331
2.75% , 04/01/32 .................. 210 181,668
5.63% , 01/15/33 .................. 250 251,120
21,463,670
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%, 02/05/31
(d) (e)
....... 600 627,008
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65% , 11/02/29 .................. 800 782,212
4.60% , 11/02/47 .................. 2,200 2,026,014
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 422 434,153
Adnoc Murban Rsc Ltd.
(e)
4.25% , 09/11/29 .................. 1,000 1,004,220
4.50% , 09/11/34 .................. 1,400 1,372,207
5.13% , 09/11/54 .................. 1,400 1,298,956
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35
(e)
. 1,400 1,401,266
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 1,096 1,152,975
AI Candelaria -spain- SA, 5.75%, 06/15/33
(e)
. 500 446,836
Aker BP ASA
(b)
5.60% , 06/13/28 .................. 520 535,340
3.75% , 01/15/30 .................. 852 825,390
4.00% , 01/15/31 .................. 1,045 1,011,062
3.10% , 07/15/31 .................. 733 673,331
6.00% , 06/13/33 .................. 765 801,253
5.13% , 10/01/34 .................. 655 643,454
5.25% , 10/30/35 .................. 750 733,754
5.80% , 10/01/54 .................. 755 695,585
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(b)
................ 415 437,036
Antero Midstream Partners LP
(b)
5.75% , 01/15/28 .................. 649 649,508
5.38% , 06/15/29 .................. 836 837,279
6.63% , 02/01/32 .................. 645 670,292
5.75% , 10/15/33 .................. 645 651,410
5.75% , 07/01/34 .................. 220 222,173
Antero Resources Corp.
7.63% , 02/01/29
(b)
................. 533 540,998
5.38% , 03/01/30
(b)
................. 845 857,136
5.40% , 02/01/36 .................. 390 387,095
APA Corp.
4.25% , 01/15/30 .................. 465 459,337
6.10% , 02/15/35 .................. 370 381,018
6.00% , 01/15/37 .................. 15 15,113
5.10% , 09/01/40 .................. 280 251,286
5.35% , 07/01/49 .................. 368 310,701
6.75% , 02/15/55 .................. 645 650,888
APA Infrastructure Ltd.
(b)
5.13% , 09/16/34 .................. 975 977,900
5.00% , 03/23/35
(d)
................. 215 213,436
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75% , 09/16/44 .................. USD 180 $ 179,967
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 315 387,818
5.88% , 06/30/29 .................. 515 518,231
6.63% , 10/15/32 .................. 590 612,079
6.63% , 07/15/33 .................. 75 77,634
Azule Energy Finance plc
8.13% , 01/23/30
(e)
................. 1,200 1,212,678
8.25% , 01/22/31
(b)
................. 800 802,568
8.63% , 01/22/33
(b)
................. 600 600,408
Bapco Energies BSC Closed, 7.50%,
10/25/27
(d) (e)
.................... 700 722,195
Bapco Energies Sukuk Ltd.
(e)
5.25% , 04/08/29 .................. 600 594,974
6.63% , 05/25/33 .................. 600 630,345
6.25% , 01/29/35 .................. 1,000 1,028,095
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(b)
..................... 205 207,611
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 590 613,199
7.25% , 07/15/32 .................. 525 556,269
Boardwalk Pipelines LP
4.45% , 07/15/27 .................. 705 708,291
4.80% , 05/03/29 .................. 599 607,471
3.40% , 02/15/31 .................. 670 633,051
3.60% , 09/01/32 .................. 260 242,845
5.63% , 08/01/34 .................. 675 704,618
5.38% , 02/15/36 .................. 525 526,033
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 628 626,289
3.59% , 04/14/27 .................. 719 717,235
5.02% , 11/17/27 .................. 1,125 1,147,687
3.94% , 09/21/28 .................. 1,305 1,306,653
4.23% , 11/06/28 .................. 2,242 2,259,023
4.70% , 04/10/29 .................. 1,640 1,674,194
4.97% , 10/17/29 .................. 875 900,657
4.87% , 11/25/29 .................. 750 769,925
3.63% , 04/06/30 .................. 1,182 1,160,661
1.75% , 08/10/30 .................. 1,115 1,002,816
2.72% , 01/12/32 .................. 2,185 1,992,809
4.81% , 02/13/33 .................. 1,925 1,945,481
4.89% , 09/11/33 .................. 1,585 1,606,517
4.99% , 04/10/34 .................. 1,375 1,399,279
5.23% , 11/17/34 .................. 1,935 1,993,831
3.06% , 06/17/41 .................. 1,470 1,119,445
3.00% , 02/24/50 .................. 1,846 1,208,932
2.77% , 11/10/50 .................. 1,728 1,072,098
2.94% , 06/04/51 .................. 2,258 1,444,630
3.00% , 03/17/52 .................. 1,330 855,402
3.38% , 02/08/61 .................. 1,673 1,094,747
BP Capital Markets plc
3.28% , 09/19/27 .................. 1,518 1,507,197
3.72% , 11/28/28 .................. 1,002 997,208
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(b)
..................... 465 487,590
Buckeye Partners LP
3.95% , 12/01/26 .................. 610 606,338
4.13% , 12/01/27 .................. 605 599,524
4.50% , 03/01/28
(b)
................. 670 666,282
6.88% , 07/01/29
(b)
................. 715 743,855
6.75% , 02/01/30
(b)
................. 340 355,865
6.75% , 08/15/33 .................. 160 166,218
5.85% , 11/15/43 .................. 385 360,164
5.60% , 10/15/44 .................. 312 282,971

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Burlington Resources LLC
7.20% , 08/15/31 .................. USD 425 $ 483,176
5.95% , 10/15/36 .................. 290 312,160
California Resources Corp.
(b)
8.25% , 06/15/29 .................. 880 925,729
7.00% , 01/15/34 .................. 60 60,557
Calumet Specialty Products Partners LP
(b)
9.75% , 07/15/28 .................. 305 314,127
9.75% , 02/15/31 .................. 360 371,158
Cameron LNG LLC
(b)
2.90% , 07/15/31 .................. 998 922,977
3.30% , 01/15/35 .................. 1,206 1,057,152
3.40% , 01/15/38 .................. 885 777,217
3.70% , 01/15/39 .................. 1,080 915,728
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 1,210 1,208,974
5.00% , 12/15/29 .................. 900 924,871
2.95% , 07/15/30 .................. 657 620,739
7.20% , 01/15/32 .................. 425 475,299
6.45% , 06/30/33 .................. 335 363,725
5.40% , 12/15/34 .................. 115 117,010
5.85% , 02/01/35 .................. 211 220,073
6.50% , 02/15/37 .................. 595 642,067
6.25% , 03/15/38 .................. 980 1,036,152
6.75% , 02/01/39 .................. 509 555,656
4.95% , 06/01/47 .................. 950 839,512
Caturus Energy LLC, 8.50%, 02/15/30
(b)
.... 510 531,548
Cenovus Energy, Inc.
4.65% , 03/20/31 .................. 695 694,185
2.65% , 01/15/32 .................. 600 536,899
5.40% , 03/20/36 .................. 510 508,997
5.25% , 06/15/37 .................. 565 550,208
6.75% , 11/15/39 .................. 524 574,638
5.40% , 06/15/47 .................. 605 557,114
3.75% , 02/15/52 .................. 969 685,278
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 1,409 1,422,329
3.70% , 11/15/29 .................. 1,546 1,512,823
2.74% , 12/31/39 .................. 570 488,774
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 2,940 2,952,125
4.00% , 03/01/31 .................. 1,630 1,587,332
3.25% , 01/31/32 .................. 1,370 1,264,401
5.95% , 06/30/33 .................. 826 874,771
5.75% , 08/15/34 .................. 1,650 1,719,404
5.55% , 10/30/35
(b)
................. 950 970,388
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 991 991,315
5.65% , 04/15/34 .................. 635 657,647
Chevron Corp.
2.00% , 05/11/27 .................. 1,302 1,275,868
2.24% , 05/11/30 .................. 1,641 1,524,248
3.08% , 05/11/50 .................. 950 646,354
Chevron USA, Inc.
4.41% , 02/26/27 .................. 245 247,056
1.02% , 08/12/27 .................. 940 903,892
3.95% , 08/13/27 .................. 450 451,976
3.85% , 01/15/28 .................. 854 857,451
4.48% , 02/26/28 .................. 955 968,935
4.05% , 08/13/28 .................. 550 554,251
3.25% , 10/15/29 .................. 803 785,386
4.69% , 04/15/30 .................. 960 981,715
4.30% , 10/15/30 .................. 1,045 1,055,672
4.82% , 04/15/32 .................. 665 684,459
4.50% , 10/15/32 .................. 1,075 1,086,569
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.98% , 04/15/35 .................. USD 775 $ 790,905
4.85% , 10/15/35 .................. 960 969,663
6.00% , 03/01/41 .................. 330 360,342
5.25% , 11/15/43 .................. 430 427,298
2.34% , 08/12/50 .................. 913 532,403
Chord Energy Corp.
(b)
6.00% , 10/01/30 .................. 350 356,983
6.75% , 03/15/33 .................. 420 435,372
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(b) (d)
10 10,632
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(b)
400 434,671
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(b)
600 599,123
CNOOC Finance 2013 Ltd.
2.88% , 09/30/29 .................. 1,100 1,059,059
4.25% , 05/09/43 .................. 600 547,892
3.30% , 09/30/49
(d)
................. 800 611,949
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 590,508
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 620 557,168
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 1,000 1,009,379
CNOOC Petroleum North America ULC
7.88% , 03/15/32 .................. 160 189,027
5.88% , 03/10/35 .................. 400 441,753
6.40% , 05/15/37 .................. 910 1,062,456
7.50% , 07/30/39 .................. 110 142,563
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,200 1,104,055
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(b)
..................... 200 220,652
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
440 427,721
CNX Resources Corp.
(b)
6.00% , 01/15/29 .................. 510 513,151
7.38% , 01/15/31 .................. 530 549,233
7.25% , 03/01/32 .................. 675 706,478
Colonial Enterprises, Inc.
(b)
3.25% , 05/15/30 .................. 631 593,805
5.63% , 11/15/35 .................. 310 311,932
Colonial Pipeline Co.
(b)
7.63% , 04/15/32 .................. 655 737,863
4.20% , 04/15/43 .................. 441 347,316
4.25% , 04/15/48 .................. 645 497,387
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 792 785,367
Columbia Pipelines Holding Co. LLC
(b)
6.04% , 08/15/28 .................. 900 937,154
5.10% , 10/01/31 .................. 275 279,642
5.00% , 11/17/32 .................. 65 65,245
5.68% , 01/15/34 .................. 405 418,522
Columbia Pipelines Operating Co. LLC
(b)
5.93% , 08/15/30 .................. 650 688,692
6.04% , 11/15/33 .................. 1,300 1,387,769
5.44% , 02/15/35 .................. 70 71,506
6.50% , 08/15/43 .................. 945 1,001,017
6.54% , 11/15/53 .................. 1,440 1,535,021
5.70% , 10/01/54 .................. 205 195,405
5.96% , 02/15/55 .................. 10 9,892
6.71% , 08/15/63 .................. 445 482,036
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,715 1,724,093
5.88% , 01/15/30 .................. 915 893,160
ConocoPhillips
5.90% , 10/15/32 .................. 475 514,322
5.90% , 05/15/38 .................. 560 597,843
6.50% , 02/01/39 .................. 1,115 1,252,092
4.88% , 10/01/47 .................. 523 468,080
ConocoPhillips Co.
6.95% , 04/15/29 .................. 830 901,914

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.70% , 01/15/30 .................. USD 1,580 $ 1,610,396
4.85% , 01/15/32 .................. 745 764,752
5.05% , 09/15/33 .................. 1,115 1,143,957
5.00% , 01/15/35 .................. 1,345 1,363,248
3.76% , 03/15/42 .................. 894 731,844
4.30% , 11/15/44 .................. 1,058 898,128
5.95% , 03/15/46 .................. 400 411,592
3.80% , 03/15/52 .................. 1,275 943,957
5.30% , 05/15/53 .................. 1,175 1,098,785
5.55% , 03/15/54 .................. 1,145 1,111,409
5.50% , 01/15/55 .................. 1,080 1,041,134
4.03% , 03/15/62 .................. 1,716 1,250,046
5.70% , 09/15/63 .................. 695 678,146
5.65% , 01/15/65 .................. 575 556,730
Constellation Oil Services Holding SA, 9.38%,
11/07/29
(d) (e)
.................... 600 626,364
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30
(e)
................ 400 372,229
Continental Resources, Inc.
4.38% , 01/15/28 .................. 1,434 1,435,593
5.75% , 01/15/31
(b)
................. 1,545 1,592,599
2.88% , 04/01/32
(b)
................. 875 768,693
4.90% , 06/01/44 .................. 904 731,112
Conuma Resources Ltd., 13.13%, 05/01/28
(b)
. 232 219,931
Coronado Finance Pty. Ltd., 9.25%,
10/01/29
(b) (d)
.................... 423 399,615
Cosan Luxembourg SA, 5.50%, 09/20/29
(e)
.. 600 609,497
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 765 763,436
4.38% , 03/15/29 .................. 512 514,957
5.60% , 03/15/34 .................. 770 796,263
5.40% , 02/15/35 .................. 215 218,914
5.90% , 02/15/55 .................. 400 388,390
CQP Holdco LP
(b)
5.50% , 06/15/31 .................. 1,485 1,476,687
7.50% , 12/15/33 .................. 605 651,130
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 .................. 330 330,339
9.75% , 10/15/30 .................. 365 387,748
7.63% , 04/01/32 .................. 1,095 1,087,019
7.88% , 04/15/32 .................. 870 865,552
7.38% , 01/15/33 .................. 1,045 1,010,279
8.38% , 01/15/34 .................. 505 511,046
CVR Energy, Inc.
(b)
5.75% , 02/15/28 .................. 449 448,628
8.50% , 01/15/29 .................. 679 707,350
7.50% , 02/15/31 .................. 295 294,614
7.88% , 02/15/34 .................. 505 501,054
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. 485 496,886
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 268 272,870
5.13% , 05/15/29 .................. 755 772,562
8.13% , 08/16/30 .................. 140 161,716
3.25% , 02/15/32 .................. 390 358,805
6.45% , 11/03/36
(b)
................. 309 328,580
6.75% , 09/15/37
(b)
................. 582 631,976
5.60% , 04/01/44 .................. 440 426,342
Delek Logistics Partners LP
(b)
7.13% , 06/01/28 .................. 430 432,952
8.63% , 03/15/29 .................. 1,155 1,208,243
7.38% , 06/30/33 .................. 210 216,159
Devon Energy Corp.
5.25% , 10/15/27 .................. 1,196 1,195,711
5.88% , 06/15/28 .................. 319 319,113
4.50% , 01/15/30 .................. 1,006 1,011,234
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.88% , 09/30/31 .................. USD 324 $ 374,845
7.95% , 04/15/32 .................. 260 302,834
5.20% , 09/15/34
(d)
................. 1,230 1,240,544
5.60% , 07/15/41 .................. 1,287 1,265,252
4.75% , 05/15/42 .................. 883 774,856
5.00% , 06/15/45 .................. 780 689,331
5.75% , 09/15/54 .................. 875 830,412
Diamondback Energy, Inc.
5.20% , 04/18/27 .................. 1,030 1,044,361
3.50% , 12/01/29 .................. 1,104 1,072,596
5.15% , 01/30/30 .................. 865 890,221
3.13% , 03/24/31 .................. 888 832,151
6.25% , 03/15/33 .................. 1,165 1,256,562
5.40% , 04/18/34 .................. 1,335 1,368,292
5.55% , 04/01/35 .................. 1,010 1,039,376
4.40% , 03/24/51
(d)
................. 828 670,115
4.25% , 03/15/52 .................. 892 699,458
6.25% , 03/15/53 .................. 825 841,970
5.75% , 04/18/54 .................. 1,140 1,088,246
5.90% , 04/18/64 .................. 930 890,045
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 1,350 1,334,837
4.38% , 06/15/31 .................. 710 696,218
4.30% , 04/15/32 .................. 605 584,813
5.80% , 12/15/34 .................. 240 248,961
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 480 507,310
5.65% , 10/15/54 .................. 570 554,457
6.20% , 01/15/55 .................. 310 323,087
Eastern Gas Transmission & Storage, Inc.
3.00% , 11/15/29 .................. 664 637,426
4.80% , 11/01/43 .................. 517 461,771
4.60% , 12/15/44 .................. 565 487,391
EIG Pearl Holdings SARL
(e)
3.55% , 08/31/36 .................. 1,180 1,086,449
4.39% , 11/30/46 .................. 1,265 1,057,232
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
..................... 372 346,050
Enbridge Energy Partners LP
Series B , 7.50% , 04/15/38 ............ 432 507,326
5.50% , 09/15/40 .................. 685 680,688
7.38% , 10/15/45 .................. 665 771,374
Enbridge, Inc.
5.25% , 04/05/27 .................. 680 689,412
3.70% , 07/15/27 .................. 799 795,937
4.60% , 06/20/28 .................. 440 446,005
6.00% , 11/15/28 .................. 835 877,231
4.20% , 11/20/28 .................. 610 611,761
5.30% , 04/05/29 .................. 490 505,663
3.13% , 11/15/29 .................. 759 728,801
4.90% , 06/20/30 .................. 440 449,326
6.20% , 11/15/30 .................. 415 445,970
4.50% , 02/15/31 .................. 620 619,954
5.70% , 03/08/33 .................. 2,180 2,286,253
2.50% , 08/01/33 .................. 1,115 956,592
5.63% , 04/05/34 .................. 1,190 1,239,708
5.55% , 06/20/35 .................. 745 768,770
5.20% , 11/20/35 .................. 475 476,666
4.50% , 06/10/44 .................. 650 551,829
5.50% , 12/01/46 .................. 668 655,003
4.00% , 11/15/49 .................. 450 346,341
3.40% , 08/01/51 .................. 940 642,097
6.70% , 11/15/53 .................. 1,135 1,248,422
5.95% , 04/05/54 .................. 725 732,935

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energean Israel Finance Ltd.
(b)(e)
5.38% , 03/30/28 .................. USD 600 $ 592,993
5.88% , 03/30/31 .................. 650 631,573
8.50% , 09/30/33 .................. 700 749,454
Energy Transfer LP
4.40% , 03/15/27 .................. 882 885,183
4.20% , 04/15/27 .................. 610 611,037
5.63% , 05/01/27
(b)
................. 645 645,210
5.50% , 06/01/27 .................. 772 783,809
4.00% , 10/01/27 .................. 719 719,066
5.55% , 02/15/28 .................. 1,190 1,223,701
4.95% , 05/15/28 .................. 752 764,305
4.95% , 06/15/28 .................. 1,124 1,143,846
6.10% , 12/01/28 .................. 705 740,816
6.00% , 02/01/29
(b)
................. 1,740 1,758,643
5.25% , 04/15/29 .................. 1,377 1,416,533
5.25% , 07/01/29 .................. 680 700,965
4.15% , 09/15/29 .................. 657 654,629
5.20% , 04/01/30 .................. 60 61,893
3.75% , 05/15/30 .................. 1,628 1,585,863
6.40% , 12/01/30 .................. 1,115 1,206,701
4.55% , 01/15/31 .................. 65 64,941
7.38% , 02/01/31
(b)
................. 1,003 1,040,906
5.75% , 02/15/33 .................. 1,464 1,535,370
6.55% , 12/01/33 .................. 1,315 1,438,947
5.55% , 05/15/34 .................. 1,315 1,353,018
5.60% , 09/01/34 .................. 1,315 1,354,114
4.90% , 03/15/35 .................. 720 704,613
5.70% , 04/01/35 .................. 850 879,958
5.35% , 01/15/36 .................. 1,065 1,063,609
6.63% , 10/15/36 .................. 462 505,576
5.80% , 06/15/38 .................. 622 634,364
7.50% , 07/01/38 .................. 580 672,400
6.05% , 06/01/41 .................. 535 543,385
6.50% , 02/01/42 .................. 850 898,574
6.10% , 02/15/42 .................. 404 406,598
4.95% , 01/15/43 .................. 494 434,792
5.15% , 02/01/43 .................. 260 235,219
5.95% , 10/01/43 .................. 355 352,569
5.30% , 04/01/44 .................. 710 647,629
5.00% , 05/15/44 .................. 597 524,667
5.15% , 03/15/45 .................. 988 878,103
5.35% , 05/15/45 .................. 824 748,395
6.13% , 12/15/45 .................. 1,017 1,011,052
5.30% , 04/15/47 .................. 918 823,983
5.40% , 10/01/47 .................. 1,448 1,312,216
6.00% , 06/15/48 .................. 1,005 978,291
6.25% , 04/15/49 .................. 1,669 1,664,190
5.00% , 05/15/50 .................. 1,961 1,657,174
5.95% , 05/15/54 .................. 1,605 1,531,337
6.05% , 09/01/54 .................. 985 953,094
6.20% , 04/01/55 .................. 1,110 1,096,605
6.30% , 01/15/56 .................. 55 55,007
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.50% ,
02/15/56
(g)
.................... 1,000 999,769
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.48%), 6.75% ,
02/15/56
(g)
.................... 800 804,499
Eni SpA
(b)
Series X-R , 4.75% , 09/12/28 .......... 1,080 1,098,375
4.25% , 05/09/29 .................. 1,195 1,198,420
5.50% , 05/15/34 .................. 1,015 1,047,757
5.75% , 05/19/35 .................. 925 969,183
5.70% , 10/01/40 .................. 400 398,407
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.95% , 05/15/54 .................. USD 725 $ 728,054
Eni USA, Inc., 7.30%, 11/15/27 ......... 513 542,407
EnQuest plc, 11.63%, 11/01/27
(b) (d)
....... 460 464,507
Enterprise Products Operating LLC
3.95% , 02/15/27 .................. 713 713,410
4.30% , 06/20/28 .................. 1,030 1,038,836
4.15% , 10/16/28 .................. 1,284 1,292,045
3.13% , 07/31/29 .................. 1,150 1,116,268
2.80% , 01/31/30 .................. 1,330 1,263,974
4.60% , 01/15/31 .................. 1,415 1,433,166
5.35% , 01/31/33 .................. 1,060 1,105,977
Series D , 6.88% , 03/01/33 ........... 660 748,072
4.85% , 01/31/34 .................. 795 801,731
Series H , 6.65% , 10/15/34 ........... 492 553,245
4.95% , 02/15/35 .................. 1,065 1,076,338
5.20% , 01/15/36 .................. 1,475 1,499,932
7.55% , 04/15/38 .................. 442 530,924
6.13% , 10/15/39 .................. 600 643,547
6.45% , 09/01/40 .................. 702 776,330
5.95% , 02/01/41 .................. 730 762,832
5.70% , 02/15/42 .................. 526 534,444
4.85% , 08/15/42 .................. 827 765,429
4.45% , 02/15/43 .................. 1,180 1,034,149
4.85% , 03/15/44 .................. 1,450 1,326,022
5.10% , 02/15/45 .................. 1,210 1,135,666
4.90% , 05/15/46 .................. 1,005 912,688
4.25% , 02/15/48 .................. 1,296 1,063,329
4.80% , 02/01/49 .................. 1,272 1,119,320
4.20% , 01/31/50 .................. 1,179 948,954
3.70% , 01/31/51 .................. 1,084 796,961
3.20% , 02/15/52 .................. 943 625,495
3.30% , 02/15/53 .................. 965 647,180
4.95% , 10/15/54 .................. 452 400,257
5.55% , 02/16/55 .................. 1,110 1,078,659
3.95% , 01/31/60 .................. 792 578,356
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(g)
............... 627 624,621
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78
(g)
.................... 365 363,236
EOG Resources, Inc.
4.40% , 07/15/28 .................. 890 900,652
4.38% , 04/15/30 .................. 1,009 1,015,298
4.40% , 01/15/31 .................. 350 350,632
5.00% , 07/15/32 .................. 1,115 1,142,856
3.90% , 04/01/35 .................. 653 606,955
5.35% , 01/15/36 .................. 1,110 1,139,103
4.95% , 04/15/50 .................. 967 865,831
5.65% , 12/01/54 .................. 655 644,337
5.95% , 07/15/55 .................. 765 784,364
EQT Corp.
3.90% , 10/01/27 .................. 1,120 1,116,033
5.70% , 04/01/28 .................. 513 528,990
4.50% , 01/15/29 .................. 795 798,741
5.00% , 01/15/29 .................. 320 325,523
6.38% , 04/01/29 .................. 1,120 1,159,023
7.00% , 02/01/30 .................. 765 831,208
7.50% , 06/01/30 .................. 650 715,342
4.75% , 01/15/31 .................. 669 672,048
3.63% , 05/15/31
(b)
................. 615 581,660
5.75% , 02/01/34 .................. 715 745,965
Excelerate Energy LP, 8.00%, 05/15/30
(b)
... 455 486,716
Expand Energy Corp.
5.38% , 02/01/29 .................. 915 915,515
5.88% , 02/01/29
(b)
................. 860 860,857
6.75% , 04/15/29
(b)
................. 970 975,313

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38% , 03/15/30 .................. USD 1,625 $ 1,653,508
4.75% , 02/01/32 .................. 1,345 1,333,253
5.70% , 01/15/35 .................. 530 548,126
Exxon Mobil Corp.
3.29% , 03/19/27 .................. 1,290 1,285,271
2.44% , 08/16/29 .................. 1,430 1,368,022
3.48% , 03/19/30 .................. 2,083 2,038,832
2.61% , 10/15/30 .................. 2,202 2,065,547
3.00% , 08/16/39 .................. 860 686,928
4.23% , 03/19/40 .................. 2,008 1,833,256
3.57% , 03/06/45 .................. 1,165 913,053
4.11% , 03/01/46 .................. 2,389 1,995,743
3.10% , 08/16/49 .................. 1,446 986,115
4.33% , 03/19/50 .................. 2,490 2,085,329
3.45% , 04/15/51 .................. 2,656 1,906,645
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38
(e)
..................... 335 339,957
Flex Intermediate Holdco LLC
(b)
3.36% , 06/30/31 .................. 967 891,146
4.32% , 12/30/39 .................. 500 422,779
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(b)
. 471 444,504
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(b)
. 88 87,320
Florida Gas Transmission Co. LLC
(b)
2.55% , 07/01/30 .................. 710 655,973
2.30% , 10/01/31 .................. 870 770,562
5.75% , 07/15/35 .................. 370 383,002
FS Luxembourg Sarl, 8.13%, 02/11/36
(b)
.... 200 195,917
FS Luxembourg SARL, 8.63%, 06/25/33
(d) (e)
.. 600 619,880
Galaxy Pipeline Assets Bidco Ltd.
(e)
1.75% , 09/30/27 .................. 319 312,185
2.16% , 03/31/34 .................. 1,259 1,138,212
2.63% , 03/31/36 .................. 1,600 1,408,197
2.94% , 09/30/40 .................. 1,733 1,467,905
3.25% , 09/30/40 .................. 1,300 1,055,618
Genesis Energy LP
7.75% , 02/01/28 .................. 670 672,156
8.25% , 01/15/29 .................. 700 729,476
8.88% , 04/15/30 .................. 495 520,526
7.88% , 05/15/32 .................. 770 803,595
8.00% , 05/15/33 .................. 600 626,416
Global Partners LP
6.88% , 01/15/29 .................. 400 405,354
8.25% , 01/15/32
(b)
................. 485 511,150
7.13% , 07/01/33
(b)
................. 125 128,083
GNL Quintero SA, 4.63%, 07/31/29
(e)
...... 471 471,316
Golar LNG Ltd., 7.50%, 10/02/30
(d) (e)
...... 600 592,289
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(d) (e)
. 800 639,124
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(b)
.. 456 450,221
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 760 727,990
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(e)
..................... 1,000 1,022,005
Greensaif Pipelines Bidco SARL
(e)
5.85% , 02/23/36 .................. 1,200 1,244,649
6.13% , 02/23/38 .................. 1,900 2,001,125
6.51% , 02/23/42 .................. 2,200 2,383,299
6.10% , 08/23/42 .................. 600 620,377
GS Caltex Corp.
(e)
5.38% , 08/07/28 .................. 400 410,801
4.25% , 10/28/30 .................. 200 197,874
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 660 681,218
Gulfstream Natural Gas System LLC, 5.60%,
07/23/35
(b)
..................... 480 490,546
Hanwha Energy USA Holdings Corp., 4.38%,
07/02/28
(e)
..................... 400 403,047
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hanwha Q Cells Americas Holdings Corp.,
5.00%, 07/27/28
(e)
................ USD 400 $ 408,935
Harbour Energy plc, 6.33%, 04/01/35
(b)
..... 300 306,578
Harvest Midstream I LP
(b)
7.50% , 09/01/28 .................. 794 804,666
7.50% , 05/15/32 .................. 525 548,518
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(e)
400 411,000
Hess Corp.
4.30% , 04/01/27 .................. 890 893,536
7.88% , 10/01/29 .................. 554 623,617
7.30% , 08/15/31 .................. 825 944,266
7.13% , 03/15/33 .................. 700 805,810
6.00% , 01/15/40 .................. 892 960,958
5.60% , 02/15/41 .................. 1,302 1,347,575
5.80% , 04/01/47 .................. 736 760,250
Hess Midstream Operations LP
(b)
5.88% , 03/01/28 .................. 360 366,867
5.13% , 06/15/28 .................. 625 625,893
6.50% , 06/01/29 .................. 637 659,347
4.25% , 02/15/30 .................. 861 840,953
5.50% , 10/15/30 .................. 470 475,272
HF Sinclair Corp.
5.00% , 02/01/28 .................. 630 630,246
4.50% , 10/01/30
(d)
................. 485 479,728
5.75% , 01/15/31 .................. 520 538,932
5.50% , 09/01/32 .................. 280 286,368
6.25% , 01/15/35 .................. 515 538,684
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 640 645,037
5.75% , 02/01/29 .................. 600 600,027
6.00% , 04/15/30 .................. 530 522,254
6.00% , 02/01/31 .................. 508 490,593
6.25% , 04/15/32 .................. 510 489,898
8.38% , 11/01/33 .................. 595 617,480
6.88% , 05/15/34 .................. 500 481,559
7.25% , 02/15/35 .................. 856 828,068
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(e)
..................... 400 398,135
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 680 718,345
6.63% , 01/15/34 .................. 365 374,376
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
7.75%, 11/05/38
(e)
................ 600 656,806
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(b)
825 863,832
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 1,230 1,185,908
KazMunayGas National Co. JSC
(e)
5.38% , 04/24/30 .................. 1,200 1,228,368
3.50% , 04/14/33 .................. 1,000 904,687
5.75% , 04/19/47 .................. 800 750,337
6.38% , 10/24/48 .................. 1,100 1,102,929
Kinder Morgan Energy Partners LP
7.40% , 03/15/31 .................. 394 443,846
7.75% , 03/15/32 .................. 253 292,974
7.30% , 08/15/33 .................. 635 729,877
5.80% , 03/15/35 .................. 587 618,823
6.50% , 02/01/37 .................. 425 467,090
6.95% , 01/15/38 .................. 1,162 1,317,348
6.50% , 09/01/39 .................. 470 516,957
6.55% , 09/15/40 .................. 362 394,379
7.50% , 11/15/40 .................. 399 470,140
6.38% , 03/01/41 .................. 513 550,760
5.63% , 09/01/41 .................. 465 461,194
5.00% , 08/15/42 .................. 570 528,076
4.70% , 11/01/42 .................. 675 601,657
5.00% , 03/01/43 .................. 740 678,392

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50% , 03/01/44 .................. USD 874 $ 842,810
5.40% , 09/01/44 .................. 640 611,836
Kinder Morgan, Inc.
4.30% , 03/01/28 .................. 1,455 1,464,026
5.00% , 02/01/29 .................. 910 933,873
5.10% , 08/01/29 .................. 975 1,004,761
5.15% , 06/01/30 .................. 355 367,351
2.00% , 02/15/31 .................. 875 784,865
7.80% , 08/01/31 .................. 628 728,275
7.75% , 01/15/32 .................. 888 1,033,014
4.80% , 02/01/33 .................. 875 877,018
5.20% , 06/01/33 .................. 1,335 1,373,629
5.40% , 02/01/34 .................. 1,000 1,034,539
5.30% , 12/01/34 .................. 987 1,008,464
5.85% , 06/01/35
(d)
................. 165 174,606
5.55% , 06/01/45 .................. 1,700 1,652,855
5.05% , 02/15/46 .................. 846 766,310
5.20% , 03/01/48 .................. 723 665,072
3.25% , 08/01/50 .................. 483 319,764
3.60% , 02/15/51 .................. 880 620,010
5.45% , 08/01/52 .................. 690 648,347
5.95% , 08/01/54 .................. 750 753,313
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 1,120 1,153,794
5.88% , 06/15/30 .................. 985 997,348
Kosmos Energy Ltd., 8.75%, 10/01/31
(d) (e)
... 400 253,393
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(b)
..................... 495 494,589
Leviathan Bond Ltd.
(b)(e)
6.50% , 06/30/27 .................. 600 605,271
6.75% , 06/30/30 .................. 600 614,364
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 455 472,845
Marathon Petroleum Corp.
3.80% , 04/01/28 .................. 880 875,859
5.15% , 03/01/30 .................. 710 730,980
5.70% , 03/01/35 .................. 735 759,648
6.50% , 03/01/41 .................. 1,055 1,129,250
4.75% , 09/15/44 .................. 686 591,952
4.50% , 04/01/48 .................. 822 659,728
5.00% , 09/15/54 .................. 435 366,536
Martin Midstream Partners LP, 11.50%,
02/15/28
(b)
..................... 435 452,462
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 460 469,554
6.50% , 04/15/32 .................. 1,005 1,023,560
6.25% , 04/15/33 .................. 735 741,491
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(e)
..................... 1,631 1,446,643
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(b)
..................... 977 977,030
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 765 743,762
Motiva Enterprises LLC, 6.85%, 01/15/40
(b)
.. 1,015 1,102,720
MPLX LP
4.13% , 03/01/27 .................. 1,460 1,461,148
4.25% , 12/01/27 .................. 542 543,607
4.00% , 03/15/28 .................. 1,634 1,633,276
4.80% , 02/15/29 .................. 697 707,705
2.65% , 08/15/30 .................. 1,633 1,514,085
4.80% , 02/15/31 .................. 785 793,791
4.95% , 09/01/32 .................. 1,025 1,032,490
5.00% , 01/15/33 .................. 890 891,905
5.00% , 03/01/33 .................. 740 741,970
5.50% , 06/01/34 .................. 1,985 2,027,234
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40% , 04/01/35 .................. USD 820 $ 828,185
5.40% , 09/15/35 .................. 1,495 1,507,210
4.50% , 04/15/38 .................. 1,609 1,467,501
5.20% , 03/01/47 .................. 1,005 902,859
5.20% , 12/01/47 .................. 385 344,127
4.70% , 04/15/48 .................. 1,614 1,342,294
5.50% , 02/15/49 .................. 1,501 1,383,756
4.95% , 03/14/52 .................. 1,147 968,576
5.65% , 03/01/53 .................. 730 679,640
5.95% , 04/01/55 .................. 1,165 1,129,271
6.20% , 09/15/55 .................. 870 870,291
4.90% , 04/15/58 .................. 410 338,419
Murphy Oil Corp.
6.00% , 10/01/32
(d)
................. 674 672,797
6.50% , 02/15/34 .................. 375 373,803
5.88% , 12/01/42 .................. 342 299,107
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(e) (f)
............ 467 356,276
New Fortress Energy, Inc., 8.75%, 03/15/29
(b) (k)
230 16,845
NFE Financing LLC, 12.00%, 11/15/29
(b) (k)
... 2,642 934,508
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 905 939,372
8.38% , 02/15/32 .................. 1,285 1,344,625
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 .................. 673 676,285
3.25% , 07/15/31 .................. 634 584,139
7.77% , 12/15/37 .................. 617 718,310
Northern Natural Gas Co.
(b)
4.30% , 01/15/49 .................. 920 742,099
3.40% , 10/16/51 .................. 844 563,574
5.63% , 02/01/54 .................. 645 618,142
Northern Oil & Gas, Inc.
(b)
8.75% , 06/15/31 .................. 505 522,176
7.88% , 10/15/33 .................. 480 484,309
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 630 641,131
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 363 363,052
NuStar Logistics LP
5.63% , 04/28/27 .................. 560 565,548
6.38% , 10/01/30 .................. 605 633,840
Occidental Petroleum Corp.
8.88% , 07/15/30 .................. 1,091 1,259,074
6.63% , 09/01/30 .................. 1,310 1,408,464
6.13% , 01/01/31 .................. 1,167 1,233,809
7.50% , 05/01/31 .................. 883 994,522
7.88% , 09/15/31 .................. 560 643,337
5.38% , 01/01/32 .................. 830 853,129
5.55% , 10/01/34
(d)
................. 1,200 1,226,629
6.45% , 09/15/36 .................. 1,640 1,747,548
7.95% , 06/15/39 .................. 318 373,634
6.20% , 03/15/40 .................. 845 860,960
6.60% , 03/15/46 .................. 1,150 1,185,695
4.40% , 04/15/46 .................. 631 501,381
4.20% , 03/15/48 .................. 428 319,079
6.05% , 10/01/54 .................. 670 643,530
Oil India International Pte. Ltd., 4.00%,
04/21/27
(e)
..................... 415 413,166
ONEOK Partners LP
6.65% , 10/01/36 .................. 690 755,030
6.85% , 10/15/37 .................. 680 753,147
6.13% , 02/01/41 .................. 630 651,724
6.20% , 09/15/43 .................. 653 666,270
ONEOK, Inc.
4.00% , 07/13/27 .................. 430 429,753
4.25% , 09/24/27 .................. 1,030 1,033,813

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.63% , 01/15/28
(b)
................. USD 895 $ 913,183
4.55% , 07/15/28 .................. 853 860,360
5.65% , 11/01/28 .................. 857 889,846
4.35% , 03/15/29 .................. 857 859,872
5.38% , 06/01/29 .................. 500 515,600
3.40% , 09/01/29 .................. 778 755,248
4.40% , 10/15/29 .................. 760 762,080
3.10% , 03/15/30 .................. 810 768,704
3.25% , 06/01/30 .................. 425 404,841
6.50% , 09/01/30
(b)
................. 1,180 1,265,946
5.80% , 11/01/30 .................. 120 126,332
6.35% , 01/15/31 .................. 675 723,898
4.75% , 10/15/31 .................. 1,050 1,054,813
4.95% , 10/15/32 .................. 640 643,106
6.10% , 11/15/32 .................. 940 1,004,916
6.05% , 09/01/33 .................. 1,290 1,366,977
5.65% , 09/01/34 .................. 285 293,648
5.05% , 11/01/34 .................. 1,620 1,602,694
6.00% , 06/15/35 .................. 488 516,138
5.40% , 10/15/35 .................. 575 579,574
5.15% , 10/15/43 .................. 625 570,179
5.60% , 04/01/44 .................. 436 413,572
5.05% , 04/01/45 .................. 515 456,578
4.25% , 09/15/46 .................. 730 575,958
5.45% , 06/01/47 .................. 435 404,523
4.95% , 07/13/47 .................. 683 596,181
4.20% , 10/03/47 .................. 630 488,233
5.20% , 07/15/48 .................. 803 721,691
4.85% , 02/01/49 .................. 414 348,996
4.45% , 09/01/49 .................. 615 499,412
3.95% , 03/01/50 .................. 895 651,009
4.50% , 03/15/50 .................. 560 453,465
7.15% , 01/15/51 .................. 426 474,976
6.63% , 09/01/53 .................. 910 957,659
5.70% , 11/01/54 .................. 1,400 1,308,131
6.25% , 10/15/55 .................. 1,295 1,302,920
5.85% , 11/01/64 .................. 695 653,532
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 805,519
ORLEN SA, 6.00%, 01/30/35
(e)
.......... 1,200 1,260,638
Ovintiv, Inc.
5.65% , 05/15/28 .................. 930 959,251
8.13% , 09/15/30 .................. 345 394,228
7.20% , 11/01/31 .................. 425 469,941
7.38% , 11/01/31 .................. 606 676,736
6.25% , 07/15/33 .................. 495 525,627
6.50% , 08/15/34 .................. 726 781,965
6.63% , 08/15/37 .................. 458 490,675
6.50% , 02/01/38 .................. 551 581,952
7.10% , 07/15/53 .................. 305 330,197
PBF Holding Co. LLC
6.00% , 02/15/28 .................. 780 778,542
9.88% , 03/15/30
(b) (d)
................ 680 721,208
7.88% , 09/15/30
(b) (d)
................ 550 550,836
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 555 560,550
5.88% , 07/01/29 .................. 694 696,831
9.88% , 07/15/31 .................. 312 334,806
7.00% , 01/15/32 .................. 1,145 1,199,173
6.25% , 02/01/33 .................. 990 1,021,098
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(e)
. 1,000 1,016,999
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 750 729,372
Petrobras Global Finance BV
6.00% , 01/27/28
(d)
................. 1,045 1,067,382
5.13% , 09/10/30 .................. 800 790,927
5.60% , 01/03/31
(d)
................. 1,000 1,009,409
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 07/03/33
(d)
................. USD 760 $ 791,528
6.00% , 01/13/35
(d)
................. 1,015 1,010,685
6.25% , 01/10/36 .................. 900 887,167
6.88% , 01/20/40
(d)
................. 738 752,702
6.75% , 01/27/41 .................. 700 703,630
7.25% , 03/17/44
(d)
................. 850 883,651
5.50% , 06/10/51
(d)
................. 700 581,480
6.85% , 06/05/2115
(d)
............... 1,400 1,329,224
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 400 384,480
Phillips 66
3.90% , 03/15/28 .................. 976 974,002
2.15% , 12/15/30 .................. 707 638,053
4.65% , 11/15/34 .................. 1,030 1,007,268
5.88% , 05/01/42 .................. 1,039 1,046,060
4.88% , 11/15/44 .................. 1,880 1,662,118
3.30% , 03/15/52 .................. 1,155 754,560
Phillips 66 Co.
4.95% , 12/01/27 .................. 615 625,436
3.75% , 03/01/28 .................. 592 589,025
3.15% , 12/15/29 .................. 749 721,140
5.25% , 06/15/31 .................. 1,115 1,155,721
5.30% , 06/30/33 .................. 945 970,745
4.95% , 03/15/35 .................. 630 625,912
4.68% , 02/15/45 .................. 683 581,186
4.90% , 10/01/46 .................. 725 630,338
5.65% , 06/15/54 .................. 665 625,514
5.50% , 03/15/55 .................. 380 350,880
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88% , 03/15/56
(g)
............... 540 537,499
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20% , 03/15/56
(g)
............... 900 905,254
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 1,225 1,111,569
2.15% , 01/15/31 .................. 694 630,046
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 1,059 1,031,740
3.80% , 09/15/30 .................. 696 677,639
4.70% , 01/15/31 .................. 540 543,039
5.70% , 09/15/34 .................. 845 871,742
5.95% , 06/15/35 .................. 815 850,152
5.60% , 01/15/36 .................. 1,020 1,034,402
6.65% , 01/15/37 .................. 315 342,959
5.15% , 06/01/42 .................. 679 625,229
4.30% , 01/31/43 .................. 265 218,939
4.70% , 06/15/44 .................. 720 617,158
4.90% , 02/15/45 .................. 685 604,433
Pluspetrol Camisea SA, 6.24%, 07/03/36
(e)
.. 600 635,072
Pluspetrol SA
(e)
8.13% , 05/18/31 .................. 400 404,154
8.50% , 05/30/32 .................. 600 616,722
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 415 430,716
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(e)
..................... 600 594,141
PTT Treasury Center Co. Ltd.
(e)
4.50% , 10/25/42 .................. 200 174,913
3.70% , 07/16/70 .................. 800 547,897
PTTEP Treasury Center Co. Ltd.
2.59% , 06/10/27
(e)
................. 660 645,407
2.99% , 01/15/30
(e)
................. 200 189,917
6.35% , 06/12/42
(b)
................. 400 430,856
3.90% , 12/06/59
(d) (e)
................ 600 447,572

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA, 7.75%,
04/25/29
(b)
..................... USD 600 $ 620,090
QatarEnergy LNG S3, 5.84%, 09/30/27
(b)
... 395 400,728
QazaqGaz NC JSC, 4.38%, 09/26/27
(e)
..... 800 796,245
Raizen Fuels Finance SA
(e)
6.25% , 07/08/32 .................. 600 502,207
6.45% , 03/05/34 .................. 1,000 820,688
5.70% , 01/17/35
(d)
................. 1,000 774,901
6.70% , 02/25/37 .................. 985 800,254
6.95% , 03/05/54 .................. 1,200 913,217
Range Resources Corp., 4.75%, 02/15/30
(b)
.. 575 567,156
Reliance Industries Ltd.
(e)
3.67% , 11/30/27
(d)
................. 850 842,256
2.88% , 01/12/32 .................. 1,390 1,265,828
6.25% , 10/19/40 .................. 250 275,293
4.88% , 02/10/45
(d)
................. 1,000 931,243
3.63% , 01/12/52 .................. 1,750 1,267,399
3.75% , 01/12/62 .................. 750 531,843
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 .................. 275 278,182
5.20% , 09/16/30 .................. 520 528,010
5.98% , 09/16/35 .................. 700 714,039
Rockies Express Pipeline LLC
(b)
4.95% , 07/15/29 .................. 625 623,295
4.80% , 05/15/30 .................. 455 448,623
6.75% , 03/15/33 .................. 290 306,125
7.50% , 07/15/38 .................. 217 236,927
6.88% , 04/15/40 .................. 500 511,634
SA Global Sukuk Ltd.
(e)
4.25% , 10/02/29 .................. 1,600 1,591,069
4.13% , 09/17/30 .................. 1,400 1,376,381
2.69% , 06/17/31 .................. 3,000 2,718,220
4.75% , 10/02/34 .................. 1,600 1,570,594
4.63% , 09/17/35 .................. 1,400 1,347,168
Sabal Trail Transmission LLC
(b)
4.25% , 05/01/28 .................. 638 634,335
4.68% , 05/01/38 .................. 775 734,477
4.83% , 05/01/48 .................. 582 504,616
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 .................. 1,737 1,747,488
4.20% , 03/15/28 .................. 1,583 1,586,948
4.50% , 05/15/30 .................. 1,325 1,332,161
5.90% , 09/15/37 .................. 418 440,291
Santos Finance Ltd.
5.25% , 03/13/29
(e)
................. 600 609,258
3.65% , 04/29/31
(b)
................. 1,165 1,095,162
6.88% , 09/19/33
(b)
................. 825 902,974
5.75% , 11/13/35
(b)
................. 1,005 1,007,057
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(b) (d)
.. 683 698,311
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(b)
..................... 510 450,509
SEPLAT Energy plc, 9.13%, 03/21/30
(e)
.... 600 629,078
Shell Finance US, Inc.
3.88% , 11/13/28
(b)
................. 1,700 1,705,174
2.38% , 11/07/29 .................. 1,422 1,343,091
2.75% , 04/06/30 .................. 1,643 1,558,028
4.13% , 11/06/30 .................. 655 654,117
4.13% , 05/11/35 .................. 1,307 1,252,111
4.75% , 01/06/36 .................. 600 595,361
6.38% , 12/15/38
(b)
................. 2,703 3,011,713
5.50% , 03/25/40
(b)
................. 1,118 1,140,938
5.13% , 10/15/41
(b)
................. 1,077 1,045,673
4.55% , 08/12/43 .................. 1,066 954,119
4.38% , 05/11/45 .................. 2,419 2,085,077
4.00% , 05/10/46 .................. 1,741 1,411,951
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75% , 09/12/46 .................. USD 1,114 $ 867,607
3.13% , 11/07/49
(b)
................. 1,322 892,165
3.25% , 04/06/50 .................. 2,163 1,493,288
3.00% , 11/26/51
(b)
................. 1,095 709,212
SierraCol Energy Andina LLC, 9.00%,
11/14/30
(e)
..................... 600 597,717
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 650 589,047
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,200 1,246,814
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 1,200 1,062,389
Sinopec Group Overseas Development 2016
Ltd., 4.25%, 05/03/46
(e)
............. 600 540,007
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.63% , 04/12/27 .................. 200 199,508
3.25% , 09/13/27 .................. 825 817,522
4.25% , 04/12/47 .................. 200 179,175
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.25% , 09/12/28 .................. 400 404,544
2.95% , 08/08/29
(d)
................. 600 581,318
2.95% , 11/12/29
(d)
................. 1,200 1,160,018
2.70% , 05/13/30 .................. 2,400 2,286,099
2.30% , 01/08/31 .................. 1,700 1,579,427
4.60% , 09/12/48 .................. 200 187,893
3.68% , 08/08/49 .................. 600 487,796
3.44% , 11/12/49 .................. 400 311,854
3.35% , 05/13/50 .................. 800 611,751
3.10% , 01/08/51
(d)
................. 600 435,234
SM Energy Co.
6.63% , 01/15/27 .................. 442 442,574
8.38% , 07/01/28
(b)
................. 1,335 1,380,437
6.50% , 07/15/28 .................. 415 419,641
6.75% , 08/01/29
(b)
................. 795 804,080
8.63% , 11/01/30
(b)
................. 1,025 1,084,667
8.75% , 07/01/31
(b)
................. 1,350 1,418,169
7.00% , 08/01/32
(b)
................. 755 756,927
9.63% , 06/15/33
(b)
................. 340 371,791
Sonangol Finance Ltd., 10.00%, 01/29/31
(b)
.. 800 792,968
South Bow Canadian Infrastructure Holdings
Ltd.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 665 703,212
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 470 488,675
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 .................. 340 343,455
5.03% , 10/01/29 .................. 440 446,820
5.58% , 10/01/34 .................. 1,275 1,285,520
6.18% , 10/01/54 .................. 660 634,742
Spectra Energy Partners LP
5.95% , 09/25/43 .................. 705 712,286
4.50% , 03/15/45 .................. 1,051 888,525
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 820 856,441
Suncor Energy, Inc.
7.15% , 02/01/32 .................. 625 701,859
5.95% , 12/01/34 .................. 609 642,999
6.80% , 05/15/38 .................. 492 544,007
6.50% , 06/15/38 .................. 150 161,390
6.85% , 06/01/39 .................. 820 904,738
4.00% , 11/15/47 .................. 806 617,133

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75% , 03/04/51 .................. USD 739 $ 525,962
Sunoco LP
6.00% , 04/15/27 .................. 495 495,618
5.88% , 07/15/27
(b)
................. 500 500,763
5.88% , 03/15/28 .................. 415 415,134
7.00% , 09/15/28
(b)
................. 595 614,013
7.00% , 05/01/29
(b)
................. 650 675,657
4.50% , 05/15/29 .................. 775 762,324
4.50% , 10/01/29
(b)
................. 835 819,052
4.50% , 04/30/30 .................. 801 782,540
4.63% , 05/01/30
(b)
................. 786 766,712
5.63% , 03/15/31
(b)
................. 680 684,133
7.25% , 05/01/32
(b)
................. 770 814,581
6.63% , 08/15/32
(b)
................. 535 551,752
6.25% , 07/01/33
(b)
................. 535 550,034
5.88% , 03/15/34
(b)
................. 800 802,520
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 536 461,085
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 1,225 1,225,081
7.38% , 02/15/29 .................. 870 901,649
6.00% , 12/31/30 .................. 810 822,004
6.00% , 09/01/31 .................. 510 513,394
6.75% , 03/15/34 .................. 330 335,852
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 620 645,835
9.38% , 02/01/31 .................. 655 693,618
Targa Resources Corp.
5.20% , 07/01/27 .................. 905 918,985
4.35% , 01/15/29 .................. 585 588,000
6.15% , 03/01/29 .................. 685 721,684
4.90% , 09/15/30 .................. 840 857,036
4.20% , 02/01/33 .................. 735 703,312
6.13% , 03/15/33 .................. 834 890,830
6.50% , 03/30/34 .................. 942 1,029,945
5.50% , 02/15/35 .................. 865 886,067
5.55% , 08/15/35 .................. 1,005 1,029,526
5.65% , 02/15/36 .................. 730 750,110
5.40% , 07/30/36 .................. 600 601,148
4.95% , 04/15/52 .................. 805 687,626
6.25% , 07/01/52 .................. 671 680,081
6.50% , 02/15/53 .................. 841 882,297
6.13% , 05/15/55 .................. 850 850,401
Targa Resources Partners LP
5.00% , 01/15/28 .................. 1,275 1,275,994
5.50% , 03/01/30 .................. 1,670 1,701,169
4.88% , 02/01/31 .................. 1,420 1,433,318
4.00% , 01/15/32 .................. 1,215 1,165,707
TC PipeLines LP, 3.90%, 05/25/27 ....... 297 296,365
Tecpetrol SA, 7.63%, 11/03/30
(e)
......... 600 601,167
Tengizchevroil Finance Co. International Ltd.,
3.25%, 08/15/30
(e)
................ 700 649,026
Tennessee Gas Pipeline Co. LLC
7.00% , 03/15/27 .................. 245 253,148
7.00% , 10/15/28 .................. 678 728,746
2.90% , 03/01/30
(b)
................. 1,385 1,311,454
7.63% , 04/01/37 .................. 250 296,926
TerraForm Power Operating LLC
(b)
5.00% , 01/31/28 .................. 740 740,926
4.75% , 01/15/30 .................. 805 781,179
Texas Eastern Transmission LP
3.50% , 01/15/28
(b)
................. 224 221,484
7.00% , 07/15/32 .................. 560 628,403
4.15% , 01/15/48
(b)
................. 650 518,637
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... USD 730 $ 722,590
Thaioil Treasury Center Co. Ltd.
(e)
2.50% , 06/18/30 .................. 200 182,041
3.50% , 10/17/49 .................. 200 142,125
3.75% , 06/18/50
(d)
................. 600 441,640
TMS Issuer SARL, 5.78%, 08/23/32
(e)
..... 1,200 1,243,404
Topaz Solar Farms LLC, 5.75%, 09/30/39
(b)
.. 951 959,111
TotalEnergies Capital International SA
3.46% , 02/19/29 .................. 1,455 1,436,636
2.83% , 01/10/30 .................. 1,365 1,306,133
2.99% , 06/29/41 .................. 1,135 855,090
3.46% , 07/12/49 .................. 1,131 813,309
3.13% , 05/29/50 .................. 2,337 1,569,844
3.39% , 06/29/60 .................. 998 651,028
TotalEnergies Capital SA
3.88% , 10/11/28 .................. 1,131 1,133,574
5.15% , 04/05/34 .................. 1,040 1,075,741
4.72% , 09/10/34 .................. 845 848,667
5.49% , 04/05/54 .................. 1,765 1,717,194
5.28% , 09/10/54 .................. 865 816,705
5.64% , 04/05/64 .................. 1,005 979,831
5.43% , 09/10/64 .................. 1,100 1,035,257
TotalEnergies Capital USA LLC
4.25% , 01/13/31 .................. 60 60,005
4.57% , 01/13/33 .................. 25 24,981
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 1,370 1,374,864
4.10% , 04/15/30 .................. 1,263 1,249,727
4.63% , 03/01/34 .................. 1,341 1,309,344
5.60% , 03/31/34 .................. 234 242,397
5.85% , 03/15/36 .................. 507 530,901
6.20% , 10/15/37 .................. 1,004 1,071,557
7.25% , 08/15/38 .................. 755 865,626
7.63% , 01/15/39 .................. 1,171 1,391,164
6.10% , 06/01/40 .................. 683 717,794
4.88% , 05/15/48 .................. 55 49,524
5.10% , 03/15/49 .................. 497 461,782
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 7.00% ,
06/01/65
(g)
.................... 10 10,333
Transcontinental Gas Pipe Line Co. LLC
4.00% , 03/15/28 .................. 604 604,280
3.25% , 05/15/30 .................. 793 762,359
5.10% , 03/15/36
(b)
................. 265 265,843
5.40% , 08/15/41 .................. 483 474,040
4.45% , 08/01/42 .................. 451 396,016
4.60% , 03/15/48 .................. 650 564,044
3.95% , 05/15/50 .................. 485 374,628
5.75% , 03/15/56
(b)
................. 390 387,467
TransMontaigne Partners LLC, 8.50%,
06/15/30
(b)
..................... 400 414,977
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(e)
..................... 480 479,039
Transportadora de Gas del Sur SA, 7.75%,
11/20/35
(e)
..................... 600 604,213
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 400 406,584
Trident Energy Finance plc, 12.50%, 11/30/29
(e)
600 624,295
Valero Energy Corp.
2.15% , 09/15/27 .................. 661 642,156
4.35% , 06/01/28 .................. 583 586,326
4.00% , 04/01/29 .................. 575 571,824
5.15% , 02/15/30 .................. 295 303,755
2.80% , 12/01/31 .................. 610 557,664

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50% , 04/15/32 .................. USD 665 $ 763,845
6.63% , 06/15/37 .................. 1,488 1,641,590
4.90% , 03/15/45 .................. 779 698,179
3.65% , 12/01/51 .................. 830 575,557
4.00% , 06/01/52 .................. 620 457,916
Valero Energy Partners LP, 4.50%, 03/15/28 . 772 778,369
Var Energi ASA
(b)
5.00% , 05/18/27 .................. 375 378,391
7.50% , 01/15/28 .................. 705 744,900
5.88% , 05/22/30 .................. 400 416,081
8.00% , 11/15/32 .................. 470 538,619
6.50% , 05/22/35 .................. 400 423,133
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. 1,319 1,253,321
6.25% , 01/15/30 .................. 1,025 1,050,555
4.13% , 08/15/31 .................. 1,401 1,292,905
3.88% , 11/01/33 .................. 1,330 1,157,108
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 2,005 2,052,778
9.50% , 02/01/29 .................. 2,511 2,675,131
7.00% , 01/15/30
(d)
................. 1,525 1,534,518
8.38% , 06/01/31 .................. 2,060 2,107,180
9.88% , 02/01/32 .................. 1,970 2,085,229
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 1,330 1,369,077
7.50% , 05/01/33 .................. 1,355 1,485,590
6.50% , 01/15/34 .................. 1,755 1,822,648
6.50% , 06/15/34 .................. 1,265 1,311,030
7.75% , 05/01/35 .................. 1,275 1,422,010
6.75% , 01/15/36 .................. 1,800 1,887,328
Vermilion Energy, Inc.
(b)
6.88% , 05/01/30 .................. 425 424,968
7.25% , 02/15/33
(d)
................. 425 411,465
Viper Energy Partners LLC
4.90% , 08/01/30 .................. 265 268,266
5.70% , 08/01/35 .................. 605 615,433
Vista Energy Argentina SAU
(d)(e)
8.50% , 06/10/33 .................. 800 833,221
7.63% , 12/10/35 .................. 670 673,080
W&T Offshore, Inc., 10.75%, 02/01/29
(b)
.... 280 276,639
Western Midstream Operating LP
4.50% , 03/01/28 .................. 590 593,222
4.75% , 08/15/28 .................. 335 339,220
6.35% , 01/15/29 .................. 595 627,488
4.05% , 02/01/30 .................. 1,112 1,090,331
7.25% , 04/01/30
(b)
................. 550 585,641
4.80% , 03/01/31 .................. 515 514,918
6.15% , 04/01/33 .................. 740 781,907
5.45% , 11/15/34 .................. 840 845,875
5.50% , 12/15/35 .................. 210 209,037
5.45% , 04/01/44 .................. 580 529,966
5.30% , 03/01/48 .................. 485 421,696
5.50% , 08/15/48 .................. 355 315,894
5.25% , 02/01/50 .................. 1,047 898,861
Whistler Pipeline LLC
(b)
5.40% , 09/30/29 .................. 530 547,354
5.70% , 09/30/31 .................. 535 555,639
5.95% , 09/30/34 .................. 855 884,291
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 615 623,981
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 1,281 1,277,849
5.30% , 08/15/28 .................. 1,039 1,070,764
4.90% , 03/15/29 .................. 1,170 1,196,829
4.80% , 11/15/29 .................. 485 494,920
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.63% , 06/30/30 .................. USD 625 $ 631,634
3.50% , 11/15/30 .................. 1,317 1,264,638
Series A , 7.50% , 01/15/31 ............ 379 429,890
2.60% , 03/15/31 .................. 1,265 1,157,413
8.75% , 03/15/32 .................. 380 459,445
4.65% , 08/15/32 .................. 835 835,341
5.65% , 03/15/33 .................. 1,175 1,229,034
5.15% , 03/15/34 .................. 1,415 1,434,794
5.60% , 03/15/35 .................. 670 695,743
5.30% , 09/30/35 .................. 820 832,193
5.15% , 03/15/36 .................. 1,070 1,065,107
6.30% , 04/15/40 .................. 1,291 1,389,572
5.80% , 11/15/43 .................. 439 435,843
5.40% , 03/04/44 .................. 564 541,443
5.75% , 06/24/44 .................. 660 656,351
4.90% , 01/15/45 .................. 243 217,856
5.10% , 09/15/45 .................. 1,014 932,832
4.85% , 03/01/48 .................. 818 715,092
3.50% , 10/15/51 .................. 695 482,833
5.30% , 08/15/52 .................. 775 714,892
5.80% , 11/15/54 .................. 710 698,959
6.00% , 03/15/55 .................. 355 359,768
5.95% , 03/15/56 .................. 970 969,827
812,550,740
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(b)
... 305 301,300
Celulosa Arauco y Constitucion SA
3.88% , 11/02/27 .................. 590 584,183
4.25% , 04/30/29
(d) (e)
................ 400 388,792
4.20% , 01/29/30
(e)
................. 600 574,792
6.18% , 05/05/32
(d) (e)
................ 400 410,954
5.50% , 11/02/47 .................. 470 419,961
5.50% , 04/30/49
(e)
................. 400 357,359
5.15% , 01/29/50
(e)
................. 450 380,666
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 305 289,326
Domtar Corp., 6.75%, 10/01/28
(b)
........ 652 543,353
Georgia-Pacific LLC
2.10% , 04/30/27
(b)
................. 697 681,599
4.40% , 06/30/28
(b)
................. 495 500,083
7.75% , 11/15/29 .................. 723 816,041
2.30% , 04/30/30
(b)
................. 1,145 1,057,774
8.88% , 05/15/31 .................. 365 440,969
4.95% , 06/30/32
(b)
................. 400 411,460
LD Celulose International GmbH, 7.95%,
01/26/32
(d) (e)
.................... 600 632,214
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b) (d)
. 435 422,093
Magnera Corp.
(b)
4.75% , 11/15/29
(d)
................. 520 469,303
7.25% , 11/15/31 .................. 720 682,104
Mercer International, Inc.
12.88% , 10/01/28
(b) (d)
............... 440 322,921
5.13% , 02/01/29 .................. 776 480,946
Stora Enso OYJ, 7.25%, 04/15/36
(b)
....... 390 430,375
Suzano Austria GmbH
2.50% , 09/15/28 .................. 470 447,469
6.00% , 01/15/29 .................. 1,748 1,804,899
5.00% , 01/15/30 .................. 1,006 1,008,540
3.75% , 01/15/31 .................. 1,095 1,033,880
Series DM3N , 3.13% , 01/15/32 ........ 1,110 996,729
7.00% , 03/16/47
(d) (e)
................ 1,000 1,100,673
Suzano Netherlands BV, 5.50%, 01/15/36 ... 1,200 1,193,769
UPM-Kymmene OYJ, 7.45%, 11/26/27
(b)
.... 215 227,160
19,411,687

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2015-1,
Class A, 3.60%, 03/15/27
(b) (d)
......... USD 392 $ 388,099
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(b) (d)
.... 964 967,404
Allegiant Travel Co., 7.25%, 08/15/27
(b)
.... 461 466,058
American Airlines Pass-Through Trust
Series 2015-1 , Class A , 3.38% , 05/01/27 .. 348 342,208
Series 2015-2 , Class AA , 3.60% , 09/22/27 . 337 332,969
Series 2016-1 , Class AA , 3.58% , 01/15/28 . 151 148,538
Series 2016-2 , Class AA , 3.20% , 06/15/28 . 480 469,210
Series 2016-3 , Class AA , 3.00% , 10/15/28
(d)
431 417,629
Series 2017-1 , Class AA , 3.65% , 02/15/29 . 446 438,118
Series 2017-2 , Class AA , 3.35% , 10/15/29 . 440 426,079
Series 2019-1 , Class AA , 3.15% , 02/15/32 . 438 416,122
Series 2021-1 , Class A , 2.88% , 07/11/34 .. 870 789,983
Series 2025-1 , Class A , 4.90% , 05/11/38 .. 555 548,415
American Airlines, Inc.
(b)
7.25% , 02/15/28 .................. 810 824,977
5.75% , 04/20/29 .................. 2,975 3,006,099
8.50% , 05/15/29 .................. 970 1,011,850
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 .................. 80 80,923
5.31% , 10/20/31 .................. 345 348,598
Avianca Midco 2 plc
(b)
9.00% , 12/01/28 .................. 655 667,184
9.63% , 02/14/30 .................. 800 819,697
9.50% , 01/28/31 .................. 660 672,711
British Airways Pass-Through Trust
(b)
Series 2019-1 , Class AA , 3.30% , 12/15/32 . 488 460,133
Series 2021-1 , Class A , 2.90% , 03/15/35
(d)
. 465 423,465
CHC Group LLC, 11.75%, 09/01/30
(b)
...... 500 481,239
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 124 119,845
Delta Air Lines, Inc.
4.38% , 04/19/28 .................. 650 651,625
4.95% , 07/10/28 .................. 615 625,560
4.75% , 10/20/28
(b)
................. 1,921 1,935,500
3.75% , 10/28/29 .................. 643 629,079
5.25% , 07/10/30 .................. 555 568,533
Gol Finance, Inc., 14.38%, 06/06/30
(e)
..... 2,000 2,065,886
Grupo Aeromexico SAB de CV
(e)
8.25% , 11/15/29 .................. 400 412,164
8.63% , 11/15/31
(d)
................. 600 621,145
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 1,900 1,908,777
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 578 516,006
Series 2020-1 , Class A , 4.00% , 11/15/32
(d)
. 373 356,087
Korean Air Lines Co. Ltd., 4.00%, 09/30/30
(e)
. 200 197,572
Latam Airlines Group SA
(e)
7.88% , 04/15/30 .................. 1,400 1,468,373
7.63% , 01/07/31 .................. 755 791,949
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 550 588,048
Pegasus Hava Tasimaciligi A/S, 8.00%,
09/11/31
(e)
..................... 400 421,100
Southwest Airlines Co.
5.13% , 06/15/27 .................. 1,741 1,762,112
3.45% , 11/16/27 .................. 501 495,080
4.38% , 11/15/28 .................. 805 809,389
2.63% , 02/10/30 .................. 635 590,892
5.25% , 11/15/35 .................. 715 699,378
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 04/01/28 .......... 2 2,225
United Airlines Holdings, Inc., 5.38%, 03/01/31 330 333,348
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 816 834,240
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2016-1 , Class AA , 3.10% , 07/07/28 . USD 549 $ 534,701
Series 2016-2 , Class AA , 2.88% , 10/07/28 . 578 557,630
Series 2018-1 , Class AA , 3.50% , 03/01/30 . 551 540,350
Series 2019-1 , Class AA , 4.15% , 08/25/31 . 181 178,493
Series 2019-2 , Class AA , 2.70% , 05/01/32 . 243 225,003
Series 2023-1 , Class A , 5.80% , 01/15/36 .. 1,197 1,252,176
Series 2024-1 , Class AA , 5.45% , 02/15/37 . 628 640,959
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 637 653,361
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 2,155 2,152,886
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 515 515,882
9.50% , 06/01/28 .................. 550 567,361
6.38% , 02/01/30 .................. 1,015 958,088
43,128,511
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(b)
.... 840 863,236
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 728 720,156
6.63% , 07/15/30 .................. 750 769,764
5.60% , 01/15/31 .................. 280 283,492
Edgewell Personal Care Co.
(b)
5.50% , 06/01/28 .................. 795 794,647
4.13% , 04/01/29 .................. 578 554,519
Estee Lauder Cos., Inc. (The)
3.15% , 03/15/27 .................. 517 513,118
4.38% , 05/15/28 .................. 1,030 1,038,959
2.38% , 12/01/29 .................. 580 543,885
2.60% , 04/15/30 .................. 1,005 944,570
1.95% , 03/15/31 .................. 832 742,231
4.65% , 05/15/33 .................. 967 968,691
5.00% , 02/14/34 .................. 620 629,052
6.00% , 05/15/37 .................. 355 384,472
4.38% , 06/15/45 .................. 417 352,244
4.15% , 03/15/47 .................. 668 537,748
3.13% , 12/01/49 .................. 713 474,293
5.15% , 05/15/53 .................. 477 439,745
Haleon US Capital LLC
3.38% , 03/24/27 .................. 860 854,527
3.38% , 03/24/29 .................. 1,410 1,379,451
3.63% , 03/24/32 .................. 1,750 1,666,037
4.00% , 03/24/52 .................. 805 633,066
Kenvue, Inc.
5.05% , 03/22/28 .................. 1,188 1,213,936
5.00% , 03/22/30 .................. 1,475 1,517,472
4.85% , 05/22/32 .................. 485 495,116
4.90% , 03/22/33 .................. 1,315 1,339,233
5.10% , 03/22/43 .................. 710 681,622
5.05% , 03/22/53 .................. 1,375 1,257,933
5.20% , 03/22/63 .................. 735 668,665
L'Oreal SA, 5.00%, 05/20/35
(b)
.......... 800 814,921
Opal Bidco SAS, 6.50%, 03/31/32
(b)
....... 715 730,007
Perrigo Finance Unlimited Co.
5.15% , 06/15/30 .................. 805 778,899
6.13% , 09/30/32 .................. 735 722,865
4.90% , 12/15/44 .................. 330 259,667
Prestige Brands, Inc.
(b)
5.13% , 01/15/28 .................. 525 525,222
3.75% , 04/01/31 .................. 626 585,958
27,679,419
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 6,153 6,315,194
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(b)
..................... 165 173,766

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
4.80% , 02/26/27 .................. USD 1,435 $ 1,449,416
4.88% , 03/03/28 .................. 1,200 1,225,149
1.75% , 05/28/28 .................. 1,510 1,442,472
4.85% , 02/26/29 .................. 1,380 1,416,045
4.90% , 03/03/30 .................. 805 829,598
4.90% , 02/26/31 .................. 1,140 1,177,248
2.25% , 05/28/31 .................. 734 667,164
4.88% , 03/03/33 .................. 635 652,875
5.00% , 02/26/34 .................. 1,610 1,656,993
AstraZeneca plc
3.13% , 06/12/27 .................. 1,025 1,018,275
4.00% , 01/17/29 .................. 1,149 1,152,525
1.38% , 08/06/30 .................. 1,457 1,294,410
6.45% , 09/15/37 .................. 2,165 2,452,078
4.00% , 09/18/42 .................. 1,130 972,302
4.38% , 11/16/45 .................. 809 710,770
4.38% , 08/17/48 .................. 828 718,152
2.13% , 08/06/50 .................. 1,155 644,151
3.00% , 05/28/51 .................. 980 658,274
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
..................... 596 591,215
Bausch Health Cos., Inc.
(b)
7.00% , 01/15/28 .................. 225 203,880
5.00% , 01/30/28 .................. 404 347,482
4.88% , 06/01/28 .................. 444 412,273
11.00% , 09/30/28 ................. 695 722,120
5.00% , 02/15/29 .................. 439 334,798
6.25% , 02/15/29 .................. 785 621,161
7.25% , 05/30/29 .................. 335 266,668
5.25% , 01/30/30 .................. 760 540,075
14.00% , 10/15/30 ................. 347 349,534
5.25% , 02/15/31 .................. 380 248,331
Bayer Corp., 6.65%, 02/15/28
(b)
......... 480 502,326
Bayer US Finance II LLC
(b)
4.38% , 12/15/28 .................. 2,012 2,017,831
4.20% , 07/15/34 .................. 420 393,539
5.50% , 07/30/35 .................. 365 369,890
4.63% , 06/25/38 .................. 1,055 968,483
4.40% , 07/15/44 .................. 1,264 1,023,451
3.95% , 04/15/45 .................. 996 749,897
4.88% , 06/25/48 .................. 1,025 873,699
4.70% , 07/15/64 .................. 901 693,939
Bayer US Finance LLC
(b)
6.25% , 01/21/29 .................. 1,239 1,302,903
6.38% , 11/21/30 .................. 1,255 1,344,934
6.50% , 11/21/33 .................. 2,210 2,403,586
6.88% , 11/21/53 .................. 770 841,223
Bristol-Myers Squibb Co.
3.25% , 02/27/27 .................. 760 755,710
1.13% , 11/13/27 .................. 1,000 956,691
3.45% , 11/15/27 .................. 825 822,650
3.40% , 07/26/29 .................. 2,724 2,674,737
1.45% , 11/13/30 .................. 1,780 1,574,137
5.75% , 02/01/31 .................. 1,235 1,318,101
5.10% , 02/22/31 .................. 610 633,754
2.95% , 03/15/32 .................. 1,625 1,504,062
5.90% , 11/15/33 .................. 600 652,089
5.20% , 02/22/34 .................. 2,354 2,435,973
4.13% , 06/15/39 .................. 2,243 2,024,553
2.35% , 11/13/40 .................. 650 459,517
3.55% , 03/15/42 .................. 885 710,585
3.25% , 08/01/42 .................. 823 630,128
5.50% , 02/22/44 .................. 475 474,940
4.50% , 03/01/44 .................. 475 418,605
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.63% , 05/15/44 .................. USD 985 $ 883,381
5.00% , 08/15/45 .................. 905 849,692
4.35% , 11/15/47 .................. 1,183 995,078
4.55% , 02/20/48 .................. 1,463 1,259,357
4.25% , 10/26/49 .................. 3,631 2,961,330
2.55% , 11/13/50 .................. 1,833 1,082,637
3.70% , 03/15/52 .................. 1,895 1,387,314
5.55% , 02/22/54 .................. 2,605 2,545,455
3.90% , 03/15/62 .................. 1,135 819,274
6.40% , 11/15/63 .................. 20 21,739
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
..................... 242 240,790
Elanco Animal Health, Inc., 6.65%, 08/28/28 . 832 867,294
Eli Lilly & Co.
4.50% , 02/09/27 .................. 970 977,602
5.50% , 03/15/27 .................. 350 357,014
3.10% , 05/15/27 .................. 815 809,947
4.15% , 08/14/27 .................. 740 745,192
4.55% , 02/12/28 .................. 705 716,549
4.00% , 10/15/28 .................. 1,385 1,394,672
4.50% , 02/09/29 .................. 1,090 1,110,263
3.38% , 03/15/29 .................. 1,205 1,188,857
4.20% , 08/14/29 .................. 1,290 1,302,925
4.75% , 02/12/30 .................. 865 887,474
4.25% , 03/15/31 .................. 1,305 1,311,223
4.90% , 02/12/32 .................. 725 749,909
4.55% , 10/15/32 .................. 960 972,498
4.70% , 02/27/33 .................. 1,055 1,074,696
4.70% , 02/09/34 .................. 1,345 1,358,824
4.60% , 08/14/34 .................. 1,200 1,201,144
5.10% , 02/12/35 .................. 1,220 1,257,579
4.90% , 10/15/35 .................. 1,430 1,446,887
5.55% , 03/15/37 .................. 695 742,039
3.70% , 03/01/45 .................. 875 697,127
3.95% , 05/15/47 .................. 675 547,312
3.95% , 03/15/49 .................. 905 726,977
2.25% , 05/15/50 .................. 1,520 866,982
4.88% , 02/27/53 .................. 1,020 926,668
5.00% , 02/09/54 .................. 1,200 1,108,413
5.05% , 08/14/54 .................. 1,215 1,131,641
5.50% , 02/12/55 .................. 705 701,607
5.55% , 10/15/55 .................. 770 772,232
4.15% , 03/15/59 .................. 655 515,207
2.50% , 09/15/60 .................. 1,123 607,718
4.95% , 02/27/63 .................. 905 810,648
5.10% , 02/09/64 .................. 1,160 1,064,084
5.20% , 08/14/64 .................. 845 787,512
5.60% , 02/12/65 .................. 900 894,165
5.65% , 10/15/65 .................. 555 554,749
EMD Finance LLC
(b)
4.13% , 08/15/28 .................. 450 451,486
4.38% , 10/15/30 .................. 1,070 1,071,055
4.63% , 10/15/32 .................. 900 900,691
5.00% , 10/15/35 .................. 900 898,772
Endo Finance Holdings LP, 8.50%, 04/15/31
(b) (d)
1,007 1,064,891
GlaxoSmithKline Capital plc
4.32% , 03/12/27 .................. 375 377,459
3.38% , 06/01/29 .................. 1,415 1,388,662
GlaxoSmithKline Capital, Inc.
3.88% , 05/15/28 .................. 1,873 1,876,267
4.50% , 04/15/30 .................. 505 512,810
5.38% , 04/15/34 .................. 728 767,924
4.88% , 04/15/35 .................. 775 781,573
6.38% , 05/15/38 .................. 2,281 2,554,409
4.20% , 03/18/43 .................. 449 392,533

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Hikma Finance USA LLC, 5.13%, 07/08/30
(e)
. USD 600 $ 601,913
HLF Financing SARL LLC
(b)
12.25% , 04/15/29 ................. 835 897,676
4.88% , 06/01/29
(d)
................. 640 606,416
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 1,480 1,456,690
Johnson & Johnson
4.50% , 03/01/27 .................. 775 782,324
2.95% , 03/03/27 .................. 818 812,318
0.95% , 09/01/27 .................. 1,593 1,529,096
2.90% , 01/15/28 .................. 794 783,643
4.55% , 03/01/28 .................. 1,020 1,038,207
4.80% , 06/01/29 .................. 1,160 1,196,478
6.95% , 09/01/29 .................. 499 551,091
4.70% , 03/01/30 .................. 990 1,018,746
1.30% , 09/01/30 .................. 1,173 1,045,686
4.90% , 06/01/31 .................. 1,200 1,248,040
4.85% , 03/01/32 .................. 775 802,750
4.95% , 05/15/33 .................. 667 699,956
4.38% , 12/05/33 .................. 541 546,282
4.95% , 06/01/34 .................. 1,015 1,061,840
5.00% , 03/01/35
(d)
................. 1,045 1,083,864
3.55% , 03/01/36 .................. 1,000 916,114
3.63% , 03/03/37 .................. 1,766 1,596,746
5.95% , 08/15/37 .................. 800 885,795
3.40% , 01/15/38 .................. 1,063 930,472
5.85% , 07/15/38 .................. 790 864,730
2.10% , 09/01/40 .................. 987 694,245
4.50% , 09/01/40 .................. 624 600,324
4.85% , 05/15/41 .................. 435 428,094
4.50% , 12/05/43 .................. 465 430,675
3.70% , 03/01/46 .................. 1,549 1,249,851
3.75% , 03/03/47 .................. 1,330 1,067,655
3.50% , 01/15/48 .................. 786 602,420
2.25% , 09/01/50 .................. 1,101 646,407
5.25% , 06/01/54
(d)
................. 815 814,717
2.45% , 09/01/60 .................. 1,010 553,328
Merck & Co., Inc.
1.70% , 06/10/27 .................. 1,414 1,379,698
3.85% , 09/15/27 .................. 775 777,319
4.05% , 05/17/28 .................. 745 750,312
1.90% , 12/10/28 .................. 870 826,517
3.40% , 03/07/29 .................. 1,941 1,912,983
3.85% , 03/15/29 .................. 735 734,634
4.30% , 05/17/30 .................. 850 857,437
1.45% , 06/24/30 .................. 1,318 1,180,530
4.15% , 09/15/30 .................. 820 821,527
4.15% , 03/15/31 .................. 945 941,181
2.15% , 12/10/31 .................. 1,785 1,592,205
4.55% , 09/15/32 .................. 775 782,499
4.45% , 12/04/32 .................. 580 580,720
4.50% , 05/17/33 .................. 1,335 1,341,820
6.50% , 12/01/33 .................. 625 701,696
4.95% , 09/15/35 .................. 1,900 1,919,329
4.75% , 12/04/35 .................. 935 926,731
6.55% , 09/15/37 .................. 220 249,237
3.90% , 03/07/39 .................. 923 820,569
2.35% , 06/24/40 .................. 1,186 852,350
3.60% , 09/15/42 .................. 770 620,198
4.15% , 05/18/43 .................. 1,345 1,153,713
4.90% , 05/17/44 .................. 635 594,623
3.70% , 02/10/45 .................. 2,005 1,588,277
5.50% , 03/15/46 .................. 520 516,702
4.00% , 03/07/49 .................. 1,214 966,161
2.45% , 06/24/50 .................. 1,193 697,979
2.75% , 12/10/51 .................. 1,955 1,201,757
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.00% , 05/17/53 .................. USD 1,340 $ 1,222,347
5.70% , 09/15/55 .................. 1,265 1,269,841
5.55% , 12/04/55 .................. 900 885,630
2.90% , 12/10/61 .................. 1,466 846,853
5.15% , 05/17/63 .................. 940 853,111
5.70% , 12/04/65 .................. 855 842,323
Merck Sharp & Dohme Corp.
5.95% , 12/01/28 .................. 524 553,795
5.75% , 11/15/36 .................. 528 566,990
Mylan, Inc.
4.55% , 04/15/28 .................. 849 851,420
5.40% , 11/29/43 .................. 506 439,364
5.20% , 04/15/48 .................. 750 612,435
Novartis Capital Corp.
2.00% , 02/14/27 .................. 1,030 1,012,637
3.10% , 05/17/27 .................. 1,398 1,387,516
3.90% , 11/05/28
(d)
................. 770 772,274
3.80% , 09/18/29 .................. 995 991,647
2.20% , 08/14/30 .................. 1,601 1,480,802
4.10% , 11/05/30 .................. 655 654,934
4.00% , 09/18/31 .................. 830 826,407
4.30% , 11/05/32 .................. 640 637,158
4.20% , 09/18/34 .................. 970 946,765
4.60% , 11/05/35 .................. 600 594,085
3.70% , 09/21/42 .................. 745 616,317
4.40% , 05/06/44 .................. 1,638 1,453,562
5.20% , 11/05/45 .................. 530 515,366
4.00% , 11/20/45 .................. 1,350 1,123,911
2.75% , 08/14/50 .................. 1,111 709,041
4.70% , 09/18/54 .................. 555 492,171
5.30% , 11/05/55 .................. 275 265,766
Organon & Co.
(b)
4.13% , 04/30/28 .................. 2,000 1,961,544
5.13% , 04/30/31 .................. 1,783 1,618,615
6.75% , 05/15/34 .................. 525 513,296
7.88% , 05/15/34 .................. 405 380,838
Pershing Square Holdings Ltd.
(b)
3.25% , 11/15/30 .................. 1,000 924,987
3.25% , 10/01/31 .................. 1,000 902,192
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 3,095 3,125,878
4.65% , 05/19/30 .................. 2,855 2,908,412
4.75% , 05/19/33 .................. 4,575 4,622,041
5.11% , 05/19/43 .................. 2,610 2,507,710
5.30% , 05/19/53 .................. 5,910 5,600,387
5.34% , 05/19/63 .................. 3,819 3,548,392
Pfizer, Inc.
3.88% , 11/15/27 .................. 370 371,269
3.60% , 09/15/28 .................. 927 925,342
3.45% , 03/15/29 .................. 967 956,902
2.63% , 04/01/30 .................. 1,567 1,478,948
1.70% , 05/28/30 .................. 1,375 1,245,105
4.20% , 11/15/30 .................. 695 696,304
1.75% , 08/18/31 .................. 1,331 1,172,336
4.50% , 11/15/32 .................. 1,075 1,077,974
4.88% , 11/15/35 .................. 910 910,201
4.00% , 12/15/36 .................. 1,059 990,668
4.10% , 09/15/38 .................. 815 744,191
3.90% , 03/15/39 .................. 860 758,662
7.20% , 03/15/39 .................. 2,394 2,848,288
2.55% , 05/28/40 .................. 1,109 813,998
5.60% , 09/15/40 .................. 602 626,543
4.30% , 06/15/43 .................. 1,028 897,417
4.40% , 05/15/44 .................. 1,211 1,079,744
4.13% , 12/15/46 .................. 1,455 1,199,387

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.20% , 09/15/48 .................. USD 1,384 $ 1,142,329
4.00% , 03/15/49 .................. 1,141 913,348
2.70% , 05/28/50 .................. 838 523,870
5.60% , 11/15/55 .................. 500 496,779
5.70% , 11/15/65 .................. 410 404,165
Pharmacia LLC, 6.60%, 12/01/28 ........ 773 827,652
Roche Holdings, Inc.
(b)
2.31% , 03/10/27 .................. 1,370 1,349,380
3.63% , 09/17/28 .................. 1,059 1,053,688
5.34% , 11/13/28 .................. 1,395 1,448,836
1.93% , 12/13/28 .................. 975 926,255
4.79% , 03/08/29 .................. 610 625,275
4.20% , 09/09/29 .................. 665 669,010
5.49% , 11/13/30 .................. 1,475 1,557,452
4.08% , 12/02/30 .................. 400 398,732
4.91% , 03/08/31 .................. 685 706,514
2.08% , 12/13/31 .................. 1,995 1,770,756
4.37% , 12/02/32 .................. 400 398,920
5.59% , 11/13/33 .................. 1,366 1,456,417
4.99% , 03/08/34 .................. 1,225 1,257,536
4.59% , 09/09/34 .................. 600 597,913
4.67% , 12/02/35 .................. 400 396,544
7.00% , 03/01/39 .................. 915 1,084,784
4.00% , 11/28/44 .................. 685 580,916
2.61% , 12/13/51 .................. 1,795 1,097,789
5.22% , 03/08/54 .................. 965 934,602
Royalty Pharma plc
1.75% , 09/02/27 .................. 1,037 1,000,870
5.15% , 09/02/29 .................. 505 520,076
2.20% , 09/02/30 .................. 1,045 950,024
4.45% , 03/25/31 .................. 375 374,208
2.15% , 09/02/31 .................. 570 503,479
5.40% , 09/02/34 .................. 605 619,069
5.20% , 09/25/35 .................. 1,105 1,110,817
3.30% , 09/02/40 .................. 1,130 877,309
3.55% , 09/02/50 .................. 1,285 892,738
3.35% , 09/02/51 .................. 730 485,797
5.90% , 09/02/54 .................. 410 407,461
5.95% , 09/25/55 .................. 475 472,764
Sanofi SA
3.75% , 11/03/27 .................. 425 425,745
3.63% , 06/19/28 .................. 1,081 1,078,491
3.80% , 11/03/28 .................. 625 625,399
4.20% , 11/03/32 .................. 510 506,716
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 1,593 1,629,504
2.05% , 03/31/30 .................. 2,043 1,868,070
5.30% , 07/05/34 .................. 1,000 1,027,384
3.03% , 07/09/40 .................. 1,691 1,293,435
5.65% , 07/05/44 .................. 425 426,741
3.18% , 07/09/50 .................. 2,018 1,349,861
5.65% , 07/05/54 .................. 670 658,667
3.38% , 07/09/60 .................. 810 518,796
5.80% , 07/05/64 .................. 500 491,406
Takeda US Financing, Inc.
5.20% , 07/07/35 .................. 1,400 1,416,597
5.90% , 07/07/55 .................. 805 816,934
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36
(d)
..................... 800 841,069
Teva Pharmaceutical Finance Netherlands III
BV
4.75% , 05/09/27 .................. 494 493,961
6.75% , 03/01/28 .................. 1,200 1,245,980
5.13% , 05/09/29 .................. 1,015 1,025,930
8.13% , 09/15/31 .................. 500 573,943
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.00% , 12/01/32 .................. USD 425 $ 445,004
4.10% , 10/01/46 .................. 1,900 1,453,162
Teva Pharmaceutical Finance Netherlands IV
BV, 5.75%, 12/01/30 .............. 610 631,412
Utah Acquisition Sub, Inc., 5.25%, 06/15/46 .. 390 323,465
Viatris, Inc.
2.30% , 06/22/27 .................. 695 677,070
2.70% , 06/22/30 .................. 1,366 1,251,257
3.85% , 06/22/40 .................. 1,300 999,463
4.00% , 06/22/50 .................. 1,989 1,332,295
Wyeth LLC
6.50% , 02/01/34 .................. 851 952,427
6.00% , 02/15/36 .................. 857 925,704
5.95% , 04/01/37 .................. 1,616 1,736,859
Zoetis, Inc.
3.00% , 09/12/27 .................. 723 713,860
4.15% , 08/17/28 .................. 535 537,983
3.90% , 08/20/28 .................. 566 566,078
2.00% , 05/15/30 .................. 1,249 1,143,311
5.60% , 11/16/32 .................. 760 805,795
5.00% , 08/17/35 .................. 1,000 1,006,240
4.70% , 02/01/43 .................. 1,169 1,068,089
3.95% , 09/12/47 .................. 660 529,126
4.45% , 08/20/48 .................. 335 286,171
3.00% , 05/15/50 .................. 725 483,382
317,248,724
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 1,065 1,122,691
AMN Healthcare, Inc.
(b)(d)
4.00% , 04/15/29 .................. 435 416,046
6.50% , 01/15/31 .................. 100 101,550
Automatic Data Processing, Inc.
1.70% , 05/15/28 .................. 1,285 1,230,001
1.25% , 09/01/30 .................. 1,300 1,149,462
4.75% , 05/08/32 .................. 1,050 1,074,895
4.45% , 09/09/34 .................. 655 649,601
Broadridge Financial Solutions, Inc.
2.90% , 12/01/29 .................. 591 561,818
2.60% , 05/01/31 .................. 1,045 949,055
CACI International, Inc., 6.38%, 06/15/33
(b)
.. 365 379,404
Concentrix Corp.
(d)
6.60% , 08/02/28 .................. 945 982,094
6.85% , 08/02/33 .................. 535 543,485
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 775 761,364
Equifax, Inc.
5.10% , 12/15/27 .................. 815 830,020
5.10% , 06/01/28 .................. 775 791,547
4.80% , 09/15/29 .................. 810 823,067
3.10% , 05/15/30 .................. 638 604,968
2.35% , 09/15/31 .................. 996 888,566
Experian Finance plc
(b)
4.25% , 02/01/29 .................. 555 555,838
2.75% , 03/08/30 .................. 860 809,695
5.25% , 08/17/35 .................. 400 408,162
Jacobs Engineering Group, Inc.
6.35% , 08/18/28 .................. 940 988,208
5.90% , 03/01/33 .................. 670 703,501
KBR, Inc., 4.75%, 09/30/28
(b)
........... 275 271,627
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 420 419,350
Paychex, Inc.
5.10% , 04/15/30 .................. 645 662,956
5.35% , 04/15/32 .................. 815 842,311
5.60% , 04/15/35 .................. 1,130 1,171,301

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.
(b)
4.88% , 04/01/28 .................. USD 430 $ 428,853
5.88% , 11/01/33 .................. 370 373,095
TR Finance LLC
5.50% , 08/15/35 .................. 259 268,602
5.85% , 04/15/40 .................. 605 625,173
5.65% , 11/23/43 .................. 435 436,544
TriNet Group, Inc.
(b)
3.50% , 03/01/29 .................. 550 520,535
7.13% , 08/15/31 .................. 525 540,677
UL Solutions, Inc., 6.50%, 10/20/28 ....... 430 453,148
Verisk Analytics, Inc.
4.13% , 03/15/29 .................. 992 991,631
5.75% , 04/01/33 .................. 665 702,854
5.25% , 06/05/34 .................. 615 627,402
5.25% , 03/15/35 .................. 500 507,703
5.50% , 06/15/45 .................. 574 556,725
3.63% , 05/15/50 .................. 750 539,865
VT Topco, Inc., 8.50%, 08/15/30
(b) (d)
....... 495 506,850
28,772,240
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88% , 05/24/33 .................. 600 598,354
5.50% , 05/16/34 .................. 600 618,830
5.25% , 03/25/35 .................. 800 798,498
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(e) (g)
.......... 1,000 1,031,669
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 400 392,009
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(e)
. 800 818,850
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27
(e)
600 617,905
Anywhere Real Estate Group LLC
(b)
5.75% , 01/15/29 .................. 604 597,237
5.25% , 04/15/30 .................. 407 388,157
7.00% , 04/15/30 .................. 690 698,320
9.75% , 04/15/30 .................. 575 627,260
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 800 831,062
Arada Sukuk 2 Ltd., 8.00%, 06/24/29
(e)
..... 400 414,236
Binghatti Sukuk 2 Spv Ltd.
(e)
7.75% , 07/02/29 .................. 600 599,722
8.13% , 08/07/30 .................. 400 403,385
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27
(e)
. 400 409,265
CBRE Services, Inc.
5.50% , 04/01/29 .................. 435 450,747
4.80% , 06/15/30 .................. 370 375,147
2.50% , 04/01/31 .................. 878 795,157
4.90% , 01/15/33 .................. 350 351,156
5.95% , 08/15/34 .................. 1,045 1,112,132
5.50% , 06/15/35 .................. 415 427,525
Central Plaza Development Ltd., 6.80%,
04/07/29
(e)
..................... 400 397,411
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 600 628,173
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 187,619
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 649,197
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 600 604,629
China Overseas Finance Cayman VIII Ltd.
(e)
3.45% , 07/15/29 .................. 250 241,051
2.75% , 03/02/30 .................. 1,000 928,466
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China Resources Land Ltd.
(e)
4.13% , 11/20/28 .................. USD 400 $ 398,488
4.13% , 02/26/29 .................. 200 198,068
Corp. Inmobiliaria Vesta SAB de CV
(e)
3.63% , 05/13/31 .................. 400 370,040
5.50% , 01/30/33 .................. 400 398,378
CoStar Group, Inc., 2.80%, 07/15/30
(b)
..... 1,012 931,505
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 648 651,483
8.88% , 09/01/31 .................. 385 410,285
Dar Al-Arkan Sukuk Co. Ltd.
(e)
8.00% , 02/25/29 .................. 600 625,550
7.25% , 07/02/30 .................. 600 612,600
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.28%), 7.20%
(e) (g) (h)
........ 600 634,253
Emaar Sukuk Ltd.
(e)
3.88% , 09/17/29 .................. 500 491,921
3.70% , 07/06/31 .................. 400 385,156
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 821,572
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
180 187,131
Forestar Group, Inc.
(b)
5.00% , 03/01/28 .................. 460 459,587
6.50% , 03/15/33 .................. 595 609,294
Franshion Brilliant Ltd., 4.25%, 07/23/29
(e)
... 600 552,639
Greentown China Holdings Ltd., 8.45%,
02/24/28
(e)
..................... 400 408,319
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
..................... 430 453,292
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88% , 05/27/30 .................. 600 565,290
2.25% , 07/15/31 .................. 400 359,039
5.25% , 07/14/33 .................. 400 411,668
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. 840 839,543
4.13% , 02/01/29 .................. 685 662,923
4.38% , 02/01/31 .................. 675 639,361
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 735 718,200
Hysan MTN Ltd.
(e)
2.88% , 06/02/27 .................. 400 391,151
2.82% , 09/04/29 .................. 600 561,898
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 390,313
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 785 838,520
Kennedy-Wilson, Inc.
4.75% , 03/01/29 .................. 685 670,536
4.75% , 02/01/30 .................. 630 605,349
5.00% , 03/01/31
(d)
................. 615 590,856
Longfor Group Holdings Ltd.
(e)
4.50% , 01/16/28 .................. 600 553,871
3.95% , 09/16/29 .................. 600 501,017
LOTTE Property & Development Co. Ltd.,
4.38%, 07/14/28
(e)
................ 200 200,990
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.05%), 5.75%
(e) (g) (h)
........ 200 197,498
MAF Sukuk Ltd.
(e)
4.64% , 05/14/29 .................. 600 601,062
3.93% , 02/28/30 .................. 800 780,551
5.00% , 06/01/33 .................. 800 807,418
4.88% , 10/22/35 .................. 400 392,491
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(e)
200 198,692
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(b)
.. 300 296,928
Mobiliare Latam SA, 6.75%, 11/10/32
(e)
..... 400 395,695

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Nan Fung Treasury Ltd.
(e)
3.88% , 10/03/27 .................. USD 200 $ 197,789
5.00% , 09/05/28 .................. 400 401,299
3.63% , 08/27/30 .................. 600 565,457
Newmark Group, Inc., 7.50%, 01/12/29 .... 500 534,001
Ontario Teachers' Cadillac Fairview Properties
Trust
(b)
3.88% , 03/20/27 .................. 1,255 1,253,189
4.13% , 02/01/29 .................. 1,386 1,381,577
2.50% , 10/15/31 .................. 1,110 997,397
Sinochem Offshore Capital Co. Ltd.
2.38% , 09/23/31
(e)
................. 800 717,825
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(b)
..................... 400 452,013
Sino-Ocean Group Holding Ltd., 3.00%,
03/27/33
(e)
..................... 400 39,687
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(e)
800 808,920
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75% , 02/25/29 .................. 200 197,464
2.88% , 01/21/30 .................. 1,000 949,881
2.75% , 05/13/30 .................. 400 376,390
Swire Pacific Mtn Financing HK Ltd.
(e)
2.88% , 01/30/30 .................. 400 381,920
4.63% , 08/28/32 .................. 400 406,952
Swire Pacific MTN Financing HK Ltd., 5.13%,
07/05/29
(e)
..................... 600 620,168
Swire Properties MTN Financing Ltd., 3.50%,
01/10/28
(e)
..................... 200 197,792
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e) (k)
.................... 1,000 331,291
Wharf REIC Finance BVI Ltd.
(e)
3.50% , 01/17/28 .................. 250 246,610
2.88% , 05/07/30 .................. 600 563,886
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e) (k)
.................... 1,050 63,456
51,448,554
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 .................. 760 760,333
4.90% , 02/15/29 .................. 755 767,483
4.95% , 06/15/30 .................. 175 177,240
2.38% , 07/15/31 .................. 715 638,134
3.63% , 04/15/32 .................. 250 234,896
5.50% , 02/01/34 .................. 665 681,066
5.50% , 07/15/34 .................. 555 567,801
5.25% , 03/15/35 .................. 270 270,723
3.38% , 07/15/51 .................. 300 200,768
4.30% , 04/15/52 .................. 390 307,578
AvalonBay Communities, Inc.
3.35% , 05/15/27 .................. 599 594,867
3.20% , 01/15/28 .................. 443 437,382
1.90% , 12/01/28 .................. 1,040 985,414
3.30% , 06/01/29 .................. 427 416,536
2.30% , 03/01/30 .................. 492 456,777
4.35% , 12/01/30 .................. 395 395,208
2.45% , 01/15/31 .................. 873 798,107
2.05% , 01/15/32 .................. 805 707,987
5.00% , 02/15/33 .................. 225 229,975
5.30% , 12/07/33 .................. 685 711,069
5.35% , 06/01/34 .................. 295 305,199
5.00% , 08/01/35 .................. 260 261,903
3.90% , 10/15/46 .................. 295 235,023
4.15% , 07/01/47 .................. 230 188,817
4.35% , 04/15/48 .................. 291 245,826
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Camden Property Trust
4.10% , 10/15/28 .................. USD 452 $ 453,479
3.15% , 07/01/29 .................. 760 735,538
2.80% , 05/15/30 .................. 792 747,495
4.90% , 01/15/34 .................. 410 413,664
3.35% , 11/01/49 .................. 380 266,175
ERP Operating LP
3.25% , 08/01/27 .................. 480 475,730
3.50% , 03/01/28 .................. 432 428,301
4.15% , 12/01/28 .................. 868 872,065
3.00% , 07/01/29 .................. 830 801,899
2.50% , 02/15/30 .................. 841 789,967
1.85% , 08/01/31 .................. 330 291,711
4.95% , 06/15/32 .................. 475 485,745
4.65% , 09/15/34 .................. 420 414,653
4.50% , 07/01/44 .................. 598 533,158
4.50% , 06/01/45 .................. 465 404,540
4.00% , 08/01/47 .................. 303 242,832
Essential Properties LP
2.95% , 07/15/31 .................. 617 564,592
5.40% , 12/01/35 .................. 300 300,875
Essex Portfolio LP
3.63% , 05/01/27 .................. 445 443,223
1.70% , 03/01/28 .................. 493 470,041
4.00% , 03/01/29 .................. 680 675,800
3.00% , 01/15/30 .................. 440 418,410
1.65% , 01/15/31 .................. 462 403,165
2.55% , 06/15/31 .................. 525 476,131
2.65% , 03/15/32 .................. 654 583,070
5.50% , 04/01/34 .................. 605 623,470
5.38% , 04/01/35 .................. 280 286,471
4.88% , 02/15/36 .................. 325 316,434
4.50% , 03/15/48 .................. 420 355,562
2.65% , 09/01/50 .................. 190 113,931
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 820 779,435
5.45% , 08/15/30 .................. 560 580,241
2.00% , 08/15/31 .................. 390 339,703
4.15% , 04/15/32 .................. 700 675,549
4.95% , 01/15/33 .................. 425 423,887
5.50% , 08/15/33 .................. 445 456,656
2.70% , 01/15/34 .................. 485 410,256
4.88% , 02/01/35 .................. 300 292,343
Mid-America Apartments LP
3.60% , 06/01/27 .................. 394 392,515
4.20% , 06/15/28 .................. 912 916,340
3.95% , 03/15/29 .................. 655 651,889
2.75% , 03/15/30 .................. 378 357,385
1.70% , 02/15/31 .................. 785 690,065
5.30% , 02/15/32 .................. 285 297,120
4.65% , 01/15/33 .................. 295 293,776
5.00% , 03/15/34 .................. 230 231,606
4.95% , 03/01/35 .................. 110 110,498
2.88% , 09/15/51 .................. 190 120,646
Store Capital LLC
4.50% , 03/15/28 .................. 508 509,758
4.63% , 03/15/29 .................. 507 506,141
5.40% , 04/30/30
(b)
................. 275 280,003
2.75% , 11/18/30 .................. 370 336,725
2.70% , 12/01/31 .................. 510 450,859
Sun Communities Operating LP
2.30% , 11/01/28 .................. 625 594,889
2.70% , 07/15/31 .................. 850 772,051
4.20% , 04/15/32 .................. 574 557,411

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Tanger Properties LP
3.88% , 07/15/27 .................. USD 255 $ 253,787
2.75% , 09/01/31 .................. 500 454,408
UDR, Inc.
3.50% , 07/01/27 .................. 220 218,571
3.50% , 01/15/28 .................. 485 480,591
4.40% , 01/26/29 .................. 670 673,961
3.20% , 01/15/30 .................. 710 682,870
3.00% , 08/15/31 .................. 790 732,648
2.10% , 08/01/32 .................. 525 450,331
1.90% , 03/15/33 .................. 330 271,618
2.10% , 06/15/33 .................. 195 161,492
5.13% , 09/01/34 .................. 215 216,513
3.10% , 11/01/34 .................. 535 462,233
43,051,009
Retail REITs — 0.1%
Agree LP
2.00% , 06/15/28 .................. 235 224,568
2.90% , 10/01/30 .................. 331 309,778
4.80% , 10/01/32 .................. 480 483,327
2.60% , 06/15/33 .................. 505 435,739
5.63% , 06/15/34 .................. 375 391,900
5.60% , 06/15/35 .................. 355 370,759
Brixmor Operating Partnership LP
3.90% , 03/15/27 .................. 515 514,244
2.25% , 04/01/28 .................. 255 245,388
4.13% , 05/15/29 .................. 805 802,126
4.05% , 07/01/30 .................. 969 954,503
2.50% , 08/16/31 .................. 360 323,542
4.85% , 02/15/33 .................. 225 224,387
5.50% , 02/15/34 .................. 460 472,414
5.75% , 02/15/35 .................. 280 293,119
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 556 548,417
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 200 196,456
Federal Realty OP LP
3.25% , 07/15/27 .................. 610 603,217
5.38% , 05/01/28 .................. 395 405,114
3.20% , 06/15/29 .................. 180 173,915
3.50% , 06/01/30 .................. 775 747,973
4.50% , 12/01/44 .................. 436 378,984
Kimco Realty OP LLC
3.80% , 04/01/27 .................. 535 534,749
1.90% , 03/01/28 .................. 565 542,873
2.70% , 10/01/30 .................. 690 647,196
2.25% , 12/01/31 .................. 250 222,005
3.20% , 04/01/32 .................. 835 774,896
4.60% , 02/01/33 .................. 500 497,755
6.40% , 03/01/34 .................. 595 654,342
4.85% , 03/01/35 .................. 285 282,902
5.30% , 02/01/36 .................. 455 464,679
4.25% , 04/01/45 .................. 565 476,744
4.13% , 12/01/46 .................. 292 240,760
4.45% , 09/01/47 .................. 350 298,181
3.70% , 10/01/49 .................. 370 274,571
Kite Realty Group LP
4.95% , 12/15/31 .................. 85 86,211
5.20% , 08/15/32 .................. 235 240,050
5.50% , 03/01/34 .................. 320 328,905
Kite Realty Group Trust, 4.75%, 09/15/30 ... 238 240,367
Link Finance Cayman 2009 Ltd. (The), 2.75%,
01/19/32
(e)
..................... 600 548,232
NNN REIT, Inc.
3.50% , 10/15/27 .................. 555 550,565
Security
Par (000)
Par (000) Value
Retail REITs (continued)
4.30% , 10/15/28 .................. USD 230 $ 231,322
2.50% , 04/15/30 .................. 567 526,789
4.60% , 02/15/31 .................. 365 367,379
5.60% , 10/15/33 .................. 610 635,955
5.50% , 06/15/34 .................. 445 459,400
4.80% , 10/15/48 .................. 343 301,635
3.10% , 04/15/50 .................. 255 165,964
3.50% , 04/15/51 .................. 425 299,690
3.00% , 04/15/52 .................. 475 297,797
Phillips Edison Grocery Center Operating
Partnership I LP
2.63% , 11/15/31 .................. 545 487,939
5.25% , 08/15/32 .................. 270 276,348
5.75% , 07/15/34 .................. 515 537,805
4.95% , 01/15/35 .................. 130 127,657
Realty Income Corp.
3.95% , 08/15/27 .................. 725 725,625
3.40% , 01/15/28 .................. 704 696,842
3.65% , 01/15/28 .................. 620 617,112
2.10% , 03/15/28 .................. 315 303,385
2.20% , 06/15/28 .................. 743 713,878
4.70% , 12/15/28 .................. 510 519,357
3.95% , 02/01/29 .................. 505 503,133
4.75% , 02/15/29 .................. 725 738,299
3.25% , 06/15/29 .................. 500 486,768
4.00% , 07/15/29 .................. 635 633,478
3.10% , 12/15/29 .................. 585 564,678
3.40% , 01/15/30 .................. 410 398,350
4.85% , 03/15/30
(d)
................. 200 205,031
3.25% , 01/15/31 .................. 1,415 1,344,287
3.20% , 02/15/31 .................. 235 222,453
2.70% , 02/15/32 .................. 450 406,816
5.63% , 10/13/32 .................. 805 852,352
2.85% , 12/15/32 .................. 480 430,699
4.50% , 02/01/33 .................. 455 450,156
1.80% , 03/15/33 .................. 485 403,034
4.90% , 07/15/33 .................. 585 591,323
5.13% , 02/15/34 .................. 975 995,974
5.13% , 04/15/35 .................. 175 177,711
4.65% , 03/15/47 .................. 528 466,274
5.38% , 09/01/54 .................. 425 409,640
Regency Centers LP
3.60% , 02/01/27 .................. 610 607,898
4.13% , 03/15/28 .................. 555 556,528
2.95% , 09/15/29 .................. 500 479,953
3.70% , 06/15/30 .................. 245 239,758
5.00% , 07/15/32 .................. 385 392,986
5.25% , 01/15/34 .................. 580 595,106
5.10% , 01/15/35 .................. 190 192,090
4.40% , 02/01/47 .................. 240 205,381
4.65% , 03/15/49 .................. 480 416,982
Scentre Group Trust 1
(b)
3.75% , 03/23/27 .................. 480 478,303
4.38% , 05/28/30 .................. 1,445 1,448,385
Scentre Group Trust 2, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.69%), 5.13%, 09/24/80
(b) (g)
.......... 810 814,681
WEA Finance LLC
(b)
4.13% , 09/20/28 .................. 590 585,630
3.50% , 06/15/29 .................. 850 822,531
4.75% , 09/17/44 .................. 394 339,499
4.63% , 09/20/48 .................. 525 428,509
44,182,408

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32% , 03/24/28 .................. USD 555 $ 561,422
3.92% , 06/01/32 .................. 460 450,535
4.39% , 06/01/52 .................. 910 764,177
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 225 229,713
ams-OSRAM AG, 12.25%, 03/30/29
(b)
..... 435 464,923
Analog Devices, Inc.
3.45% , 06/15/27 .................. 565 562,308
4.25% , 06/15/28 .................. 780 786,003
1.70% , 10/01/28 .................. 915 865,177
4.50% , 06/15/30 .................. 845 856,058
2.10% , 10/01/31 .................. 963 855,782
5.05% , 04/01/34 .................. 515 530,893
2.80% , 10/01/41 .................. 650 477,032
5.30% , 12/15/45 .................. 905 881,650
2.95% , 10/01/51 .................. 1,200 777,802
5.30% , 04/01/54 .................. 610 587,173
Applied Materials, Inc.
3.30% , 04/01/27 .................. 1,504 1,496,696
4.80% , 06/15/29 .................. 770 790,019
1.75% , 06/01/30 .................. 970 877,558
4.00% , 01/15/31 .................. 445 440,879
5.10% , 10/01/35
(d)
................. 592 609,182
4.60% , 01/15/36 .................. 260 255,631
5.85% , 06/15/41 .................. 691 734,352
4.35% , 04/01/47 .................. 1,121 967,843
2.75% , 06/01/50 .................. 677 435,871
Broadcom Corp., 3.50%, 01/15/28 ....... 1,030 1,023,823
Broadcom, Inc.
5.05% , 07/12/27 .................. 635 646,210
1.95% , 02/15/28 .................. 829 798,444
4.80% , 04/15/28 .................. 820 836,033
4.00% , 04/15/29
(b)
................. 1,305 1,301,332
4.75% , 04/15/29 .................. 1,046 1,065,540
5.05% , 07/12/29 .................. 1,185 1,220,725
4.35% , 02/15/30 .................. 1,390 1,398,170
5.00% , 04/15/30 .................. 400 411,702
5.05% , 04/15/30 .................. 710 731,531
4.60% , 07/15/30 .................. 1,510 1,530,672
4.20% , 10/15/30 .................. 485 483,488
4.15% , 11/15/30 .................. 1,761 1,750,277
4.30% , 01/15/31 .................. 365 364,677
2.45% , 02/15/31 .................. 2,755 2,520,505
5.15% , 11/15/31 .................. 1,685 1,747,335
4.55% , 02/15/32 .................. 1,035 1,034,341
4.15% , 04/15/32
(b)
................. 1,335 1,305,237
5.20% , 04/15/32 .................. 590 610,746
4.90% , 07/15/32 .................. 1,635 1,667,616
4.30% , 11/15/32 .................. 1,849 1,822,947
4.60% , 01/15/33 .................. 825 822,150
2.60% , 02/15/33 .................. 1,785 1,568,971
3.42% , 04/15/33 .................. 2,181 2,013,747
3.47% , 04/15/34 .................. 3,155 2,869,101
4.80% , 10/15/34 .................. 1,670 1,666,071
5.20% , 07/15/35 .................. 2,410 2,461,991
3.14% , 11/15/35
(b)
................. 3,275 2,817,200
4.95% , 01/15/36 .................. 1,330 1,327,946
4.80% , 02/15/36 .................. 1,865 1,839,712
3.19% , 11/15/36
(b)
................. 2,780 2,353,693
4.93% , 05/15/37
(b)
................. 3,215 3,167,084
4.90% , 02/15/38 .................. 1,415 1,384,416
3.50% , 02/15/41 .................. 3,314 2,689,727
3.75% , 02/15/51 .................. 1,818 1,372,770
5.70% , 01/15/56 .................. 1,295 1,304,584
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. USD 450 $ 446,615
4.75% , 04/15/29 .................. 1,270 1,269,796
3.63% , 05/01/29 .................. 415 399,954
5.95% , 06/15/30 .................. 858 874,874
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 .................. 535 560,654
5.50% , 01/25/31 .................. 1,475 1,527,751
6.15% , 01/25/32 .................. 860 916,520
5.90% , 01/25/33 .................. 1,065 1,117,396
5.88% , 01/25/34 .................. 1,290 1,332,884
6.25% , 01/25/35 .................. 1,425 1,516,846
6.10% , 01/25/36 .................. 1,200 1,262,147
6.20% , 01/25/37 .................. 1,385 1,463,785
6.40% , 01/25/38 .................. 625 668,626
6.30% , 01/25/39 .................. 795 844,825
Intel Corp.
3.75% , 03/25/27 .................. 1,085 1,082,020
3.15% , 05/11/27 .................. 1,205 1,192,454
3.75% , 08/05/27 .................. 780 776,751
4.88% , 02/10/28 .................. 2,150 2,183,959
1.60% , 08/12/28 .................. 890 838,687
4.00% , 08/05/29 .................. 825 819,118
2.45% , 11/15/29 .................. 1,964 1,838,445
5.13% , 02/10/30 .................. 1,285 1,317,417
3.90% , 03/25/30 .................. 1,464 1,436,338
5.00% , 02/21/31 .................. 805 823,116
2.00% , 08/12/31 .................. 1,164 1,023,019
4.15% , 08/05/32 .................. 1,025 992,957
4.00% , 12/15/32 .................. 726 695,159
5.20% , 02/10/33 .................. 2,030 2,069,333
5.15% , 02/21/34
(d)
................. 890 901,173
4.60% , 03/25/40 .................. 1,005 900,505
2.80% , 08/12/41 .................. 950 670,113
4.80% , 10/01/41 .................. 845 757,094
4.25% , 12/15/42 .................. 492 404,683
5.63% , 02/10/43 .................. 970 944,878
4.90% , 07/29/45 .................. 895 780,674
4.10% , 05/19/46 .................. 1,315 1,015,889
4.10% , 05/11/47 .................. 938 717,249
3.73% , 12/08/47 .................. 2,051 1,476,989
3.25% , 11/15/49 .................. 1,973 1,280,779
4.75% , 03/25/50 .................. 2,050 1,693,438
3.05% , 08/12/51 .................. 1,363 848,483
4.90% , 08/05/52 .................. 1,385 1,163,078
5.70% , 02/10/53 .................. 1,995 1,881,497
5.60% , 02/21/54 .................. 825 770,898
3.10% , 02/15/60 .................. 975 556,759
4.95% , 03/25/60 .................. 1,025 840,415
3.20% , 08/12/61 .................. 550 317,335
5.05% , 08/05/62 .................. 930 769,085
5.90% , 02/10/63 .................. 1,035 987,216
Kioxia Holdings Corp.
(b)
6.25% , 07/24/30 .................. 665 687,407
6.63% , 07/24/33 .................. 845 883,154
KLA Corp.
4.10% , 03/15/29 .................. 1,064 1,068,077
4.65% , 07/15/32 .................. 785 796,925
4.70% , 02/01/34 .................. 605 606,643
5.00% , 03/15/49 .................. 531 492,767
3.30% , 03/01/50 .................. 940 658,452
4.95% , 07/15/52 .................. 1,520 1,384,996
5.25% , 07/15/62 .................. 985 914,708
Lam Research Corp.
4.00% , 03/15/29 .................. 1,065 1,065,383

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
1.90% , 06/15/30 .................. USD 983 $ 894,954
4.88% , 03/15/49 .................. 791 727,649
2.88% , 06/15/50 .................. 834 542,494
3.13% , 06/15/60 .................. 525 326,932
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 741 716,046
4.88% , 06/22/28 .................. 659 670,717
5.75% , 02/15/29 .................. 545 567,927
4.75% , 07/15/30 .................. 455 460,676
2.95% , 04/15/31 .................. 732 677,909
5.95% , 09/15/33 .................. 490 520,915
5.45% , 07/15/35 .................. 405 416,243
Microchip Technology, Inc.
4.90% , 03/15/28 .................. 690 700,773
5.05% , 03/15/29 .................. 620 634,437
5.05% , 02/15/30 .................. 750 766,998
Micron Technology, Inc.
5.33% , 02/06/29 .................. 651 670,556
4.66% , 02/15/30 .................. 892 899,998
5.30% , 01/15/31 .................. 1,010 1,048,818
2.70% , 04/15/32 .................. 980 882,891
5.65% , 11/01/32 .................. 355 374,673
5.88% , 02/09/33 .................. 725 771,064
5.88% , 09/15/33 .................. 990 1,053,412
5.80% , 01/15/35 .................. 715 756,166
6.05% , 11/01/35 .................. 1,360 1,459,813
3.37% , 11/01/41 .................. 645 499,244
3.48% , 11/01/51
(d)
................. 585 417,758
NVIDIA Corp.
1.55% , 06/15/28 .................. 1,220 1,161,860
2.85% , 04/01/30 .................. 1,692 1,617,153
2.00% , 06/15/31 .................. 1,404 1,264,860
3.50% , 04/01/40 .................. 1,434 1,210,732
3.50% , 04/01/50 .................. 1,923 1,425,065
3.70% , 04/01/60 .................. 855 624,513
NXP BV
3.15% , 05/01/27 .................. 779 770,589
4.40% , 06/01/27 .................. 265 266,333
4.30% , 08/19/28 .................. 425 426,846
5.55% , 12/01/28 .................. 652 674,797
4.30% , 06/18/29 .................. 1,158 1,160,438
3.40% , 05/01/30 .................. 927 893,737
2.50% , 05/11/31 .................. 1,515 1,371,263
2.65% , 02/15/32 .................. 855 766,286
4.85% , 08/19/32 .................. 295 297,282
5.00% , 01/15/33 .................. 745 754,281
5.25% , 08/19/35 .................. 625 631,635
3.25% , 05/11/41 .................. 910 688,908
3.13% , 02/15/42 .................. 740 541,267
3.25% , 11/30/51 .................. 655 433,722
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 685 670,960
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 .................. 375 381,837
6.25% , 08/15/33 .................. 590 609,265
Qorvo, Inc.
4.38% , 10/15/29 .................. 1,012 996,706
3.38% , 04/01/31
(b)
................. 850 786,099
QUALCOMM, Inc.
3.25% , 05/20/27 .................. 1,513 1,505,268
1.30% , 05/20/28 .................. 1,288 1,218,604
2.15% , 05/20/30 .................. 1,388 1,279,162
4.50% , 05/20/30 .................. 485 492,444
1.65% , 05/20/32
(d)
................. 751 639,842
4.25% , 05/20/32 .................. 890 887,424
4.75% , 05/20/32 .................. 545 555,436
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.40% , 05/20/33 .................. USD 655 $ 690,997
4.65% , 05/20/35 .................. 1,005 1,004,932
5.00% , 05/20/35 .................. 515 520,818
4.80% , 05/20/45 .................. 1,365 1,243,984
4.30% , 05/20/47 .................. 1,615 1,349,255
3.25% , 05/20/50 .................. 990 681,538
4.50% , 05/20/52 .................. 1,140 957,873
6.00% , 05/20/53 .................. 1,130 1,184,304
SK hynix, Inc.
(e)
6.38% , 01/17/28
(d)
................. 1,900 1,981,284
4.25% , 09/11/28 .................. 600 602,329
5.50% , 01/16/29 .................. 800 830,284
4.38% , 09/11/30 .................. 400 400,854
2.38% , 01/19/31
(d)
................. 1,000 911,412
6.50% , 01/17/33
(d)
................. 700 772,332
Skyworks Solutions, Inc., 3.00%, 06/01/31 .. 605 549,178
Synaptics, Inc., 4.00%, 06/15/29
(b) (d)
....... 400 387,882
Texas Instruments, Inc.
4.60% , 02/08/27 .................. 575 579,801
2.90% , 11/03/27 .................. 440 435,343
4.60% , 02/15/28 .................. 1,037 1,053,105
4.60% , 02/08/29 .................. 500 511,013
2.25% , 09/04/29 .................. 989 934,257
1.75% , 05/04/30 .................. 972 885,482
4.50% , 05/23/30 .................. 635 644,952
1.90% , 09/15/31 .................. 675 599,472
3.65% , 08/16/32 .................. 295 284,102
4.90% , 03/14/33 .................. 880 906,480
4.85% , 02/08/34 .................. 325 332,665
5.10% , 05/23/35 .................. 705 725,354
3.88% , 03/15/39 .................. 1,237 1,100,520
4.15% , 05/15/48 .................. 1,855 1,533,554
2.70% , 09/15/51 .................. 1,211 741,770
4.10% , 08/16/52 .................. 375 299,566
5.00% , 03/14/53 .................. 465 427,529
5.15% , 02/08/54 .................. 385 364,754
5.05% , 05/18/63 .................. 990 891,222
TSMC Arizona Corp.
3.88% , 04/22/27 .................. 1,215 1,215,906
4.13% , 04/22/29 .................. 265 265,789
2.50% , 10/25/31 .................. 815 742,915
4.25% , 04/22/32 .................. 655 653,970
3.13% , 10/25/41 .................. 1,695 1,369,194
3.25% , 10/25/51 .................. 1,010 761,184
4.50% , 04/22/52 .................. 565 527,651
TSMC Global Ltd.
(e)
4.38% , 07/22/27 .................. 200 201,181
1.00% , 09/28/27 .................. 800 762,138
1.75% , 04/23/28 .................. 1,000 953,631
1.38% , 09/28/30 .................. 2,000 1,763,165
2.25% , 04/23/31 .................. 1,400 1,270,446
4.63% , 07/22/32 .................. 400 408,132
Xilinx, Inc., 2.38%, 06/01/30 ........... 1,081 1,005,564
213,402,121
Software — 0.6%
Adobe, Inc.
2.15% , 02/01/27 .................. 934 920,218
4.85% , 04/04/27 .................. 587 594,383
4.75% , 01/17/28 .................. 460 468,816
4.80% , 04/04/29 .................. 885 908,576
4.95% , 01/17/30 .................. 145 150,003
2.30% , 02/01/30 .................. 1,721 1,610,734
4.95% , 04/04/34 .................. 540 553,999
5.30% , 01/17/35 .................. 280 293,612

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
AppLovin Corp.
5.13% , 12/01/29 .................. USD 925 $ 948,742
5.38% , 12/01/31 .................. 555 573,627
5.50% , 12/01/34 .................. 1,160 1,188,473
5.95% , 12/01/54 .................. 490 485,085
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 2,360 2,289,619
Atlassian Corp.
5.25% , 05/15/29 .................. 665 683,707
5.50% , 05/15/34 .................. 455 464,392
Autodesk, Inc.
3.50% , 06/15/27 .................. 835 829,882
2.85% , 01/15/30 .................. 967 917,013
2.40% , 12/15/31 .................. 750 668,257
5.30% , 06/15/35 .................. 415 422,765
Cadence Design Systems, Inc.
4.20% , 09/10/27 .................. 345 346,579
4.30% , 09/10/29 .................. 905 910,507
4.70% , 09/10/34 .................. 445 442,365
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 760 706,057
Castle US Holding Corp., 10.00%, 06/30/31
(b)
. 205 50,964
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 675 524,954
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 815 623,578
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 940 887,343
4.88% , 07/01/29 .................. 930 798,522
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 3,760 3,736,842
9.00% , 09/30/29 .................. 3,560 3,600,556
8.25% , 06/30/32 .................. 1,680 1,709,660
6.63% , 08/15/33
(d)
................. 680 651,787
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
..................... 450 450,140
Constellation Software, Inc.
(b)
5.16% , 02/16/29 .................. 790 803,620
5.46% , 02/16/34 .................. 545 548,669
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 752 719,393
Dye & Durham Ltd., 8.63%, 04/15/29
(b) (d)
.... 570 519,243
Elastic NV, 4.13%, 07/15/29
(b)
.......... 590 567,212
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 845 835,194
Fair Isaac Corp.
(b)
4.00% , 06/15/28 .................. 1,240 1,219,672
6.00% , 05/15/33 .................. 1,390 1,415,108
Fortinet, Inc., 2.20%, 03/15/31 .......... 617 553,546
Gen Digital, Inc.
(b)
6.75% , 09/30/27 .................. 965 974,071
7.13% , 09/30/30 .................. 995 1,019,742
6.25% , 04/01/33 .................. 925 929,826
GoTo Group, Inc.
(b)
5.50% , 05/01/28
(d)
................. 332 112,566
5.50% , 05/01/28 .................. 437 363,171
Intuit, Inc.
1.35% , 07/15/27 .................. 1,054 1,019,149
5.13% , 09/15/28 .................. 640 658,634
1.65% , 07/15/30 .................. 826 741,835
5.20% , 09/15/33 .................. 1,140 1,182,047
5.50% , 09/15/53 .................. 1,475 1,422,002
McAfee Corp., 7.38%, 02/15/30
(b) (d)
....... 1,996 1,589,109
Microsoft Corp.
3.30% , 02/06/27 .................. 3,500 3,488,248
3.40% , 06/15/27 .................. 1,195 1,192,939
1.35% , 09/15/30 .................. 763 682,106
3.50% , 02/12/35 .................. 1,694 1,587,889
4.20% , 11/03/35
(d)
................. 705 698,827
3.45% , 08/08/36 .................. 1,841 1,668,545
4.10% , 02/06/37 .................. 923 886,946
Security
Par (000)
Par (000) Value
Software (continued)
5.20% , 06/01/39 .................. USD 705 $ 733,048
4.50% , 10/01/40 .................. 515 496,401
5.30% , 02/08/41 .................. 1,035 1,063,761
3.50% , 11/15/42 .................. 513 417,575
3.75% , 02/12/45 .................. 600 492,596
4.45% , 11/03/45 .................. 1,173 1,069,628
3.70% , 08/08/46 .................. 1,740 1,386,569
4.25% , 02/06/47 .................. 1,000 875,156
4.50% , 06/15/47 .................. 546 490,426
2.53% , 06/01/50 .................. 6,233 3,776,396
2.50% , 09/15/50 .................. 1,559 939,498
2.92% , 03/17/52 .................. 5,432 3,538,197
4.00% , 02/12/55 .................. 460 364,422
4.75% , 11/03/55 .................. —
(l)
90
3.95% , 08/08/56 .................. 515 404,172
4.50% , 02/06/57 .................. 1,230 1,088,632
2.68% , 06/01/60 .................. 3,299 1,871,033
3.04% , 03/17/62 .................. 1,754 1,080,850
NCR Voyix Corp.
(b)
5.00% , 10/01/28 .................. 730 722,412
5.13% , 04/15/29 .................. 501 494,980
Open Text Corp.
(b)
6.90% , 12/01/27 .................. 1,135 1,172,007
3.88% , 02/15/28 .................. 975 943,670
3.88% , 12/01/29 .................. 910 845,796
Open Text Holdings, Inc.
(b)
4.13% , 02/15/30 .................. 870 808,204
4.13% , 12/01/31 .................. 668 600,321
Oracle Corp.
2.80% , 04/01/27 .................. 1,640 1,611,817
3.25% , 11/15/27 .................. 2,819 2,764,159
2.30% , 03/25/28 .................. 1,831 1,748,284
4.50% , 05/06/28 .................. 960 961,442
4.80% , 08/03/28 .................. 1,600 1,611,068
4.20% , 09/27/29 .................. 1,620 1,592,006
6.15% , 11/09/29 .................. 1,300 1,355,432
2.95% , 04/01/30 .................. 3,120 2,883,084
4.65% , 05/06/30 .................. 655 647,858
3.25% , 05/15/30 .................. 612 570,751
4.45% , 09/26/30 .................. 2,010 1,961,816
2.88% , 03/25/31 .................. 3,159 2,837,121
5.25% , 02/03/32 .................. 1,305 1,302,268
4.80% , 09/26/32 .................. 2,800 2,710,051
6.25% , 11/09/32 .................. 2,080 2,169,198
4.90% , 02/06/33 .................. 1,620 1,560,020
4.30% , 07/08/34 .................. 1,900 1,714,030
4.70% , 09/27/34 .................. 1,915 1,775,730
3.90% , 05/15/35 .................. 1,425 1,227,603
5.50% , 08/03/35 .................. 1,800 1,755,169
5.20% , 09/26/35 .................. 3,960 3,774,296
3.85% , 07/15/36 .................. 1,450 1,210,624
3.80% , 11/15/37 .................. 1,742 1,403,435
6.50% , 04/15/38 .................. 1,207 1,234,708
6.13% , 07/08/39 .................. 1,248 1,231,152
3.60% , 04/01/40 .................. 2,944 2,179,182
5.38% , 07/15/40 .................. 2,135 1,919,107
3.65% , 03/25/41 .................. 2,019 1,473,299
4.50% , 07/08/44 .................. 636 481,883
4.13% , 05/15/45 .................. 1,993 1,423,667
5.88% , 09/26/45 .................. 3,265 2,932,161
4.00% , 07/15/46 .................. 2,881 1,987,044
4.00% , 11/15/47 .................. 2,200 1,503,118
3.60% , 04/01/50 .................. 4,160 2,592,802
3.95% , 03/25/51 .................. 3,164 2,075,991
6.90% , 11/09/52 .................. 2,380 2,336,966

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
5.55% , 02/06/53 .................. USD 2,228 $ 1,851,645
5.38% , 09/27/54 .................. 1,695 1,361,221
4.38% , 05/15/55 .................. 1,280 878,124
6.00% , 08/03/55 .................. 1,750 1,529,430
5.95% , 09/26/55 .................. 2,125 1,871,828
3.85% , 04/01/60 .................. 3,310 2,007,248
4.10% , 03/25/61 .................. 1,453 931,288
5.50% , 09/27/64 .................. 1,205 955,646
6.13% , 08/03/65 .................. 960 837,544
6.10% , 09/26/65 .................. 2,260 1,969,373
Pagaya US Holdings Co. LLC, 8.88%,
08/01/30
(b) (d)
.................... 450 401,746
PTC, Inc., 4.00%, 02/15/28
(b)
........... 514 506,407
Rackspace Finance LLC, 3.50%, 05/15/28
(b)
. 346 89,688
RingCentral, Inc., 8.50%, 08/15/30
(b)
...... 410 430,507
Rocket Software, Inc.
(b)
9.00% , 11/28/28 .................. 790 788,753
6.50% , 02/15/29
(d)
................. 600 532,917
Roper Technologies, Inc.
1.40% , 09/15/27 .................. 935 898,397
4.20% , 09/15/28 .................. 676 678,628
4.25% , 09/15/28 .................. 260 261,362
2.95% , 09/15/29 .................. 718 687,947
4.50% , 10/15/29 .................. 650 656,124
2.00% , 06/30/30 .................. 712 644,035
4.45% , 09/15/30 .................. 325 325,672
1.75% , 02/15/31 .................. 1,001 878,844
4.75% , 02/15/32 .................. 495 497,973
4.90% , 10/15/34 .................. 945 937,690
5.10% , 09/15/35 .................. 1,015 1,012,676
Salesforce, Inc.
3.70% , 04/11/28 .................. 1,624 1,624,461
1.50% , 07/15/28 .................. 1,135 1,077,286
1.95% , 07/15/31 .................. 1,240 1,102,189
2.70% , 07/15/41 .................. 1,815 1,300,838
2.90% , 07/15/51 .................. 2,270 1,419,720
3.05% , 07/15/61 .................. 1,555 924,575
ServiceNow, Inc., 1.40%, 09/01/30 ....... 1,795 1,582,127
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 2,078 2,076,312
6.50% , 06/01/32 .................. 745 769,444
Synopsys, Inc.
4.55% , 04/01/27 .................. 1,320 1,329,921
4.65% , 04/01/28 .................. 790 800,137
4.85% , 04/01/30 .................. 1,705 1,739,783
5.00% , 04/01/32 .................. 1,480 1,513,207
5.15% , 04/01/35 .................. 2,180 2,209,969
5.70% , 04/01/55 .................. 1,495 1,473,363
Trimble, Inc.
4.90% , 06/15/28 .................. 731 742,430
6.10% , 03/15/33 .................. 850 908,780
UKG, Inc., 6.88%, 02/01/31
(b)
........... 2,464 2,462,668
VMware LLC
3.90% , 08/21/27 .................. 1,412 1,413,925
1.80% , 08/15/28 .................. 950 900,241
4.70% , 05/15/30 .................. 891 906,302
2.20% , 08/15/31 .................. 1,460 1,299,500
Workday, Inc.
3.50% , 04/01/27 .................. 895 890,454
3.70% , 04/01/29 .................. 945 932,202
3.80% , 04/01/32 .................. 900 859,474
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
715 653,411
205,340,680
Security
Par (000)
Par (000) Value
Specialized REITs — 0.2%
American Tower Corp.
3.65% , 03/15/27 .................. USD 740 $ 737,379
3.55% , 07/15/27 .................. 909 903,041
3.60% , 01/15/28 .................. 859 852,084
1.50% , 01/31/28 .................. 830 789,659
5.50% , 03/15/28 .................. 916 941,460
5.25% , 07/15/28 .................. 595 611,350
5.80% , 11/15/28 .................. 1,010 1,054,532
5.20% , 02/15/29 .................. 890 915,026
3.95% , 03/15/29 .................. 877 871,264
3.80% , 08/15/29 .................. 1,632 1,608,855
2.90% , 01/15/30 .................. 779 739,427
5.00% , 01/31/30 .................. 650 665,864
4.90% , 03/15/30 .................. 1,020 1,041,550
2.10% , 06/15/30 .................. 911 829,034
1.88% , 10/15/30 .................. 812 726,111
2.70% , 04/15/31 .................. 805 740,104
2.30% , 09/15/31 .................. 1,010 898,665
4.05% , 03/15/32 .................. 744 724,299
4.70% , 12/15/32 .................. 315 315,123
5.65% , 03/15/33 .................. 845 888,122
5.55% , 07/15/33 .................. 940 982,020
5.90% , 11/15/33 .................. 1,030 1,099,671
5.45% , 02/15/34 .................. 690 714,276
5.40% , 01/31/35 .................. 720 739,812
5.35% , 03/15/35 .................. 640 655,311
3.70% , 10/15/49 .................. 571 424,788
3.10% , 06/15/50 .................. 1,012 664,477
2.95% , 01/15/51 .................. 1,210 769,766
Crown Castle, Inc.
4.00% , 03/01/27 .................. 547 546,753
2.90% , 03/15/27 .................. 815 804,844
3.65% , 09/01/27 .................. 1,059 1,052,011
5.00% , 01/11/28 .................. 1,060 1,076,675
3.80% , 02/15/28 .................. 1,177 1,169,403
4.80% , 09/01/28 .................. 950 964,302
4.30% , 02/15/29 .................. 695 695,304
5.60% , 06/01/29 .................. 760 788,375
4.90% , 09/01/29 .................. 825 838,913
3.10% , 11/15/29 .................. 652 623,185
3.30% , 07/01/30 .................. 882 836,996
2.25% , 01/15/31 .................. 1,255 1,122,509
2.10% , 04/01/31 .................. 1,027 907,509
2.50% , 07/15/31 .................. 890 796,773
5.10% , 05/01/33 .................. 745 752,143
5.80% , 03/01/34 .................. 900 941,583
5.20% , 09/01/34 .................. 715 720,761
2.90% , 04/01/41 .................. 1,390 1,012,599
4.75% , 05/15/47 .................. 309 266,249
5.20% , 02/15/49 .................. 379 341,820
4.00% , 11/15/49 .................. 570 427,524
4.15% , 07/01/50 .................. 530 412,361
3.25% , 01/15/51 .................. 1,026 677,576
CubeSmart LP
2.25% , 12/15/28 .................. 935 889,495
4.38% , 02/15/29 .................. 77 77,295
3.00% , 02/15/30 .................. 265 251,191
2.00% , 02/15/31 .................. 205 181,515
2.50% , 02/15/32 .................. 720 638,160
5.13% , 11/01/35 .................. 125 124,802
EPR Properties
4.50% , 06/01/27 .................. 400 400,793
4.95% , 04/15/28 .................. 270 272,633
3.75% , 08/15/29 .................. 575 559,110
4.75% , 11/15/30 .................. 275 272,706

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.60% , 11/15/31 .................. USD 450 $ 417,214
Equinix, Inc.
1.80% , 07/15/27 .................. 725 702,889
1.55% , 03/15/28 .................. 615 585,175
2.00% , 05/15/28 .................. 584 557,836
3.20% , 11/18/29 .................. 1,141 1,098,305
2.15% , 07/15/30 .................. 998 905,888
2.50% , 05/15/31 .................. 655 593,027
3.90% , 04/15/32 .................. 1,015 975,864
3.00% , 07/15/50 .................. 982 625,672
2.95% , 09/15/51 .................. 770 480,877
3.40% , 02/15/52 .................. 710 483,471
Extra Space Storage LP
3.88% , 12/15/27 .................. 750 748,190
5.70% , 04/01/28 .................. 679 700,649
3.90% , 04/01/29 .................. 65 64,272
4.00% , 06/15/29 .................. 463 459,933
5.50% , 07/01/30 .................. 1,030 1,071,917
2.20% , 10/15/30 .................. 455 412,182
5.90% , 01/15/31 .................. 490 518,367
2.55% , 06/01/31 .................. 515 466,069
2.40% , 10/15/31 .................. 660 586,520
2.35% , 03/15/32 .................. 680 594,107
4.95% , 01/15/33 .................. 175 175,957
5.40% , 02/01/34 .................. 600 614,024
5.35% , 01/15/35 .................. 275 280,668
5.40% , 06/15/35 .................. 490 500,344
Iron Mountain, Inc.
(b)
4.88% , 09/15/27 .................. 772 771,161
5.25% , 03/15/28 .................. 970 969,399
5.00% , 07/15/28 .................. 520 518,193
7.00% , 02/15/29 .................. 810 832,503
4.88% , 09/15/29 .................. 1,020 1,005,780
5.25% , 07/15/30 .................. 1,185 1,172,944
4.50% , 02/15/31 .................. 1,055 1,007,137
5.63% , 07/15/32 .................. 745 736,383
6.25% , 01/15/33 .................. 980 991,398
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 835 852,667
6.25% , 09/15/32 .................. 440 444,894
Public Storage Operating Co.
3.09% , 09/15/27 .................. 775 767,279
1.85% , 05/01/28 .................. 885 845,921
1.95% , 11/09/28 .................. 735 696,858
5.13% , 01/15/29
(d)
................. 570 588,678
3.39% , 05/01/29 .................. 580 569,283
4.38% , 07/01/30 .................. 560 564,339
2.30% , 05/01/31 .................. 740 670,108
2.25% , 11/09/31 .................. 745 666,221
5.10% , 08/01/33 .................. 615 634,680
5.00% , 07/01/35 .................. 550 556,700
5.35% , 08/01/53 .................. 985 950,743
SBA Communications Corp.
3.88% , 02/15/27 .................. 1,550 1,538,970
3.13% , 02/01/29 .................. 1,530 1,461,640
Weyerhaeuser Co.
6.95% , 10/01/27 .................. 362 378,549
4.00% , 11/15/29 .................. 848 840,023
4.00% , 04/15/30 .................. 918 904,463
7.38% , 03/15/32 .................. 741 843,022
3.38% , 03/09/33 .................. 360 328,797
4.00% , 03/09/52 .................. 550 422,354
82,497,442
Security
Par (000)
Par (000) Value
Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27
(b)
........ USD 405 $ 405,381
Advance Auto Parts, Inc.
1.75% , 10/01/27 .................. 380 360,839
5.95% , 03/09/28 .................. 405 414,852
3.90% , 04/15/30 .................. 678 626,549
7.00% , 08/01/30
(b)
................. 650 660,265
3.50% , 03/15/32 .................. 350 301,452
7.38% , 08/01/33
(b)
................. 695 704,330
Arko Corp., 5.13%, 11/15/29
(b)
.......... 470 409,257
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 416 414,613
4.63% , 11/15/29
(b)
................. 820 806,807
4.75% , 03/01/30 .................. 498 490,498
5.00% , 02/15/32
(b)
................. 650 631,634
AutoNation, Inc.
3.80% , 11/15/27 .................. 275 273,458
1.95% , 08/01/28 .................. 396 374,695
4.45% , 01/15/29 .................. 595 595,815
4.75% , 06/01/30 .................. 621 626,339
2.40% , 08/01/31 .................. 630 557,633
3.85% , 03/01/32 .................. 565 532,972
5.89% , 03/15/35 .................. 225 233,244
AutoZone, Inc.
3.75% , 06/01/27 .................. 503 501,585
4.50% , 02/01/28 .................. 625 630,750
6.25% , 11/01/28 .................. 615 648,730
3.75% , 04/18/29 .................. 705 695,617
5.10% , 07/15/29 .................. 580 596,367
4.00% , 04/15/30 .................. 863 852,136
5.13% , 06/15/30 .................. 255 262,672
1.65% , 01/15/31 .................. 853 748,124
4.75% , 08/01/32 .................. 725 730,698
4.75% , 02/01/33 .................. 780 779,071
5.20% , 08/01/33 .................. 235 240,313
6.55% , 11/01/33 .................. 510 564,330
5.40% , 07/15/34 .................. 840 865,734
Bath & Body Works, Inc.
6.69% , 01/15/27
(d)
................. 320 324,764
5.25% , 02/01/28 .................. 445 448,831
7.50% , 06/15/29 .................. 465 474,439
6.63% , 10/01/30
(b)
................. 840 859,572
6.95% , 03/01/33 .................. 320 319,140
6.88% , 11/01/35 .................. 726 734,302
6.75% , 07/01/36 .................. 611 609,252
7.60% , 07/15/37 .................. 240 239,015
Best Buy Co., Inc.
4.45% , 10/01/28 .................. 861 869,096
1.95% , 10/01/30 .................. 905 814,041
Carvana Co.
(b)(f)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 1,688 1,760,235
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,221 2,444,709
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
725 774,578
Dick's Sporting Goods, Inc.
4.00% , 10/01/29
(b)
................. 255 251,259
3.15% , 01/15/32 .................. 760 699,895
4.10% , 01/15/52 .................. 970 709,076
EG Global Finance plc, 12.00%, 11/30/28
(b)
.. 1,105 1,195,651
Gap, Inc. (The)
(b)
3.63% , 10/01/29 .................. 840 798,682
3.88% , 10/01/31 .................. 860 796,787
Global Auto Holdings Ltd.
(b)
8.38% , 01/15/29 .................. 530 526,608
11.50% , 08/15/29 ................. 475 503,581

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
8.75% , 01/15/32 .................. USD 390 $ 377,078
Group 1 Automotive, Inc.
(b)
4.00% , 08/15/28 .................. 755 739,479
6.38% , 01/15/30 .................. 550 565,078
Home Depot, Inc. (The)
2.50% , 04/15/27 .................. 900 887,321
2.88% , 04/15/27 .................. 915 906,238
4.88% , 06/25/27 .................. 940 954,942
2.80% , 09/14/27 .................. 1,083 1,067,681
0.90% , 03/15/28 .................. 595 561,820
1.50% , 09/15/28 .................. 1,190 1,124,578
3.75% , 09/15/28 .................. 300 300,047
3.90% , 12/06/28 .................. 1,270 1,274,326
4.90% , 04/15/29 .................. 575 591,337
2.95% , 06/15/29 .................. 1,913 1,855,097
4.75% , 06/25/29 .................. 1,450 1,486,151
2.70% , 04/15/30 .................. 1,468 1,389,676
3.95% , 09/15/30
(d)
................. 370 368,048
1.38% , 03/15/31 .................. 1,540 1,338,676
4.85% , 06/25/31 .................. 1,040 1,074,733
1.88% , 09/15/31 .................. 935 824,979
3.25% , 04/15/32 .................. 1,500 1,412,883
4.50% , 09/15/32 .................. 855 864,519
4.95% , 06/25/34 .................. 1,620 1,651,766
4.65% , 09/15/35 .................. 770 760,739
5.88% , 12/16/36 .................. 3,279 3,540,292
3.30% , 04/15/40 .................. 1,251 1,020,739
5.40% , 09/15/40 .................. 613 630,713
5.95% , 04/01/41 .................. 642 688,072
4.20% , 04/01/43 .................. 982 852,794
4.88% , 02/15/44 .................. 1,083 1,012,471
4.40% , 03/15/45 .................. 1,006 875,834
4.25% , 04/01/46 .................. 1,454 1,230,001
3.90% , 06/15/47 .................. 1,298 1,032,756
4.50% , 12/06/48 .................. 1,598 1,380,230
3.13% , 12/15/49 .................. 1,335 910,480
3.35% , 04/15/50 .................. 1,576 1,115,952
2.38% , 03/15/51 .................. 1,303 749,479
2.75% , 09/15/51 .................. 853 528,921
3.63% , 04/15/52 .................. 1,545 1,132,458
4.95% , 09/15/52 .................. 1,040 950,917
5.30% , 06/25/54 .................. 1,550 1,487,895
3.50% , 09/15/56 .................. 825 575,788
5.40% , 06/25/64 .................. 165 157,857
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 600 584,207
JMH Co. Ltd.
(e)
2.50% , 04/09/31 .................. 800 731,364
2.88% , 04/09/36 .................. 400 337,000
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
435 432,251
LBM Acquisition LLC
(b)
6.25% , 01/15/29 .................. 760 702,632
9.50% , 06/15/31 .................. 555 584,804
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 1,037 1,021,911
8.25% , 08/01/31 .................. 860 906,157
Lithia Motors, Inc.
(b)
4.63% , 12/15/27 .................. 430 429,472
3.88% , 06/01/29 .................. 740 715,728
5.50% , 10/01/30 .................. 315 317,154
4.38% , 01/15/31 .................. 575 553,339
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 605 601,380
3.10% , 05/03/27 .................. 1,343 1,330,496
3.95% , 10/15/27 .................. 925 927,057
1.30% , 04/15/28 .................. 1,180 1,115,113
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.70% , 09/15/28 .................. USD 1,070 $ 1,009,552
4.00% , 10/15/28 .................. 915 915,974
6.50% , 03/15/29 .................. 380 406,848
3.65% , 04/05/29 .................. 1,483 1,464,838
4.50% , 04/15/30 .................. 1,378 1,394,305
1.70% , 10/15/30 .................. 1,395 1,241,463
4.25% , 03/15/31 .................. 1,145 1,139,867
2.63% , 04/01/31 .................. 1,200 1,103,283
3.75% , 04/01/32 .................. 1,440 1,381,922
4.50% , 10/15/32 .................. 1,025 1,020,620
5.00% , 04/15/33 .................. 1,130 1,154,864
5.15% , 07/01/33
(d)
................. 520 535,193
4.85% , 10/15/35 .................. 1,090 1,081,500
5.50% , 10/15/35 .................. 200 208,072
5.00% , 04/15/40 .................. 293 283,629
2.80% , 09/15/41 .................. 1,155 832,592
4.65% , 04/15/42 .................. 580 528,018
4.38% , 09/15/45 .................. 485 406,783
3.70% , 04/15/46 .................. 1,235 940,197
4.05% , 05/03/47 .................. 1,603 1,273,858
4.55% , 04/05/49 .................. 625 527,092
5.13% , 04/15/50 .................. 518 469,614
3.00% , 10/15/50 .................. 1,719 1,101,076
3.50% , 04/01/51 .................. 445 311,664
4.25% , 04/01/52 .................. 1,175 930,473
5.63% , 04/15/53
(d)
................. 1,520 1,479,832
5.75% , 07/01/53 .................. 520 516,741
4.45% , 04/01/62 .................. 1,267 994,312
5.80% , 09/15/62 .................. 870 854,054
5.85% , 04/01/63 .................. 525 516,242
Men's Wearhouse LLC (The), 9.00%,
02/01/31
(b)
..................... 60 62,402
Michaels Cos., Inc. (The)
(b)
5.25% , 05/01/28 .................. 860 851,195
7.88% , 05/01/29
(d)
................. 996 970,968
Murphy Oil USA, Inc.
5.63% , 05/01/27 .................. 405 405,070
4.75% , 09/15/29 .................. 535 532,437
3.75% , 02/15/31
(b)
................. 591 554,725
O'Reilly Automotive, Inc.
3.60% , 09/01/27 .................. 651 647,407
4.35% , 06/01/28 .................. 575 578,802
3.90% , 06/01/29 .................. 784 778,083
4.20% , 04/01/30 .................. 540 538,765
1.75% , 03/15/31 .................. 585 513,661
4.70% , 06/15/32 .................. 875 882,496
5.00% , 08/19/34 .................. 630 633,455
Park River Holdings, Inc.
(b)
8.75% , 12/31/30
(d)
................. 640 640,253
8.00% , 03/15/31 .................. 465 478,744
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... 500 483,224
Petco Health & Wellness Co., Inc., 8.25%,
02/01/31
(b)
..................... 70 70,171
PetSmart LLC
(b)
7.50% , 09/15/32 .................. 1,760 1,804,831
10.00% , 09/15/33 ................. 730 759,473
Ross Stores, Inc., 1.88%, 04/15/31 ....... 515 454,203
Saks Global Enterprises LLC
11.00% , 12/15/29
(b)
................ 1,927 2,105
0.00% , 12/31/79 .................. 700 701,840
11.00% , 12/31/79
(g)
................ 189 189,496
11.00% , 12/31/79 ................. 639 69,441
Sally Holdings LLC, 6.75%, 03/01/32
(d)
..... 625 648,937

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Sonic Automotive, Inc.
(b)
4.63% , 11/15/29 .................. USD 669 $ 656,951
4.88% , 11/15/31 .................. 610 588,124
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(b)
................ 555 552,668
Staples, Inc.
(b)
10.75% , 09/01/29 ................. 2,430 2,387,530
12.75% , 01/15/30 ................. 816 668,622
TJX Cos., Inc. (The)
1.15% , 05/15/28 .................. 840 791,500
3.88% , 04/15/30 .................. 812 807,535
1.60% , 05/15/31 .................. 555 487,173
4.50% , 04/15/50 .................. 740 639,437
Tractor Supply Co.
1.75% , 11/01/30 .................. 715 634,986
5.25% , 05/15/33 .................. 325 334,938
Upbound Group, Inc., 6.38%, 02/15/29
(b)
.... 440 435,907
Valvoline, Inc., 3.63%, 06/15/31
(b)
........ 595 547,090
Victoria's Secret & Co., 4.63%, 07/15/29
(b) (d)
.. 710 694,866
Victra Holdings LLC, 8.75%, 09/15/29
(b) (d)
... 465 489,828
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 360 373,974
Zhongsheng Group Holdings Ltd., 5.98%,
01/30/28
(e)
..................... 600 604,776
139,203,746
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.35% , 02/09/27 .................. 2,100 2,093,239
3.20% , 05/11/27 .................. 1,834 1,824,607
3.00% , 06/20/27 .................. 1,382 1,371,437
2.90% , 09/12/27 .................. 1,741 1,722,067
3.00% , 11/13/27 .................. 1,659 1,643,978
1.20% , 02/08/28 .................. 2,612 2,489,568
4.00% , 05/10/28 .................. 1,270 1,279,939
4.00% , 05/12/28 .................. 1,060 1,068,572
1.40% , 08/05/28 .................. 1,955 1,851,095
3.25% , 08/08/29 .................. 880 865,003
2.20% , 09/11/29 .................. 1,591 1,504,248
4.15% , 05/10/30 .................. 515 519,950
1.65% , 05/11/30 .................. 1,717 1,561,615
4.20% , 05/12/30 .................. 1,020 1,030,788
1.25% , 08/20/30 .................. 1,246 1,105,885
1.65% , 02/08/31 .................. 2,950 2,633,529
1.70% , 08/05/31 .................. 833 737,235
4.50% , 05/12/32 .................. 1,010 1,031,952
3.35% , 08/08/32 .................. 1,180 1,130,033
4.30% , 05/10/33 .................. 990 999,331
4.75% , 05/12/35 .................. 1,010 1,031,438
4.50% , 02/23/36
(d)
................. 1,135 1,142,303
2.38% , 02/08/41 .................. 1,588 1,137,206
3.85% , 05/04/43 .................. 2,928 2,459,652
4.45% , 05/06/44 .................. 1,012 925,716
3.45% , 02/09/45 .................. 2,029 1,572,675
4.38% , 05/13/45 .................. 1,989 1,763,610
4.65% , 02/23/46 .................. 3,577 3,263,250
3.85% , 08/04/46 .................. 2,046 1,652,959
4.25% , 02/09/47 .................. 1,063 908,371
3.75% , 09/12/47 .................. 1,052 829,404
3.75% , 11/13/47 .................. 938 740,183
2.95% , 09/11/49 .................. 1,910 1,275,020
2.65% , 05/11/50 .................. 2,418 1,504,520
2.40% , 08/20/50 .................. 1,402 828,269
2.65% , 02/08/51 .................. 2,650 1,634,702
2.70% , 08/05/51 .................. 1,760 1,091,071
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.95% , 08/08/52 .................. USD 1,635 $ 1,291,767
4.85% , 05/10/53 .................. 1,160 1,089,927
2.55% , 08/20/60 .................. 2,195 1,207,375
2.80% , 02/08/61 .................. 1,730 1,003,191
2.85% , 08/05/61 .................. 1,575 925,058
4.10% , 08/08/62 .................. 1,250 974,129
Dell International LLC
6.10% , 07/15/27 .................. 546 560,067
5.25% , 02/01/28 .................. 695 710,827
4.75% , 04/01/28 .................. 320 324,496
4.15% , 02/15/29 .................. 1,085 1,084,424
5.30% , 10/01/29 .................. 1,638 1,689,321
4.35% , 02/01/30 .................. 540 539,355
5.00% , 04/01/30 .................. 395 404,108
6.20% , 07/15/30 .................. 878 936,810
4.50% , 02/15/31 .................. 845 842,535
5.30% , 04/01/32 .................. 870 893,468
4.75% , 10/06/32 .................. 935 931,907
5.75% , 02/01/33 .................. 745 781,709
5.40% , 04/15/34 .................. 785 801,965
4.85% , 02/01/35 .................. 935 914,745
5.50% , 04/01/35 .................. 890 911,720
5.10% , 02/15/36 .................. 865 850,096
8.10% , 07/15/36 .................. 989 1,186,630
3.38% , 12/15/41 .................. 1,035 782,004
8.35% , 07/15/46 .................. 451 567,629
3.45% , 12/15/51
(d)
................. 969 662,236
Dell, Inc.
7.10% , 04/15/28 .................. 355 376,472
6.50% , 04/15/38 .................. 415 442,908
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
.... 955 1,012,408
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 .................. 725 725,574
4.40% , 09/25/27 .................. 1,325 1,332,365
5.25% , 07/01/28 .................. 885 907,493
4.15% , 09/15/28 .................. 780 781,126
4.55% , 10/15/29 .................. 1,650 1,662,116
4.40% , 10/15/30 .................. 950 945,415
4.85% , 10/15/31 .................. 860 866,714
5.00% , 10/15/34 .................. 1,940 1,908,270
6.20% , 10/15/35
(d)
................. 539 577,949
6.35% , 10/15/45 .................. 1,725 1,757,589
5.60% , 10/15/54 .................. 930 852,683
HP, Inc.
3.00% , 06/17/27 .................. 1,224 1,207,712
4.75% , 01/15/28 .................. 1,440 1,458,376
4.00% , 04/15/29 .................. 1,045 1,034,543
5.40% , 04/25/30 .................. 590 609,341
3.40% , 06/17/30 .................. 275 263,221
2.65% , 06/17/31 .................. 1,857 1,675,322
4.20% , 04/15/32 .................. 290 280,536
5.50% , 01/15/33 .................. 910 930,793
6.10% , 04/25/35
(d)
................. 455 479,026
6.00% , 09/15/41
(d)
................. 1,385 1,378,014
Lenovo Group Ltd.
(e)
5.83% , 01/27/28 .................. 600 617,909
3.42% , 11/02/30 .................. 1,000 951,464
6.54% , 07/27/32 .................. 600 655,755
NetApp, Inc.
2.38% , 06/22/27 .................. 575 562,419
2.70% , 06/22/30 .................. 817 761,115
5.50% , 03/17/32 .................. 610 633,189
5.70% , 03/17/35 .................. 535 556,286
Seagate Data Storage Technology Pte. Ltd.
(b)
4.09% , 06/01/29 .................. 480 470,543

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.25% , 12/15/29 .................. USD 477 $ 503,301
5.88% , 07/15/30 .................. 350 360,952
4.13% , 01/15/31
(d)
................. 365 347,743
8.50% , 07/15/31 .................. 517 547,320
9.63% , 12/01/32 .................. 745 843,219
5.75% , 12/01/34 .................. 554 565,508
Seagate HDD Cayman, 5.75%, 12/01/34
(d)
.. 50 50,754
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 660 611,283
Western Digital Corp.
2.85% , 02/01/29 .................. 640 610,670
3.10% , 02/01/32 .................. 515 474,612
Xerox Corp.
10.25% , 10/15/30
(b)
................ 210 172,791
13.50% , 04/15/31
(b) (d)
............... 480 349,146
4.80% , 03/01/35 .................. 260 69,171
6.75% , 12/15/39 .................. 361 110,660
Xerox Holdings Corp.
(b)
5.50% , 08/15/28 .................. 785 350,710
8.88% , 11/30/29 .................. 435 162,510
109,896,915
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(b) (f)
...... 1,839 2,014,913
Champ Acquisition Corp., 8.38%, 12/01/31
(b)
. 600 642,212
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 421 406,011
4.13% , 08/15/31 .................. 405 370,862
Gildan Activewear, Inc.
(b)
4.70% , 10/07/30 .................. 850 847,391
5.40% , 10/07/35 .................. 600 599,143
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 471 446,800
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 545 509,607
NIKE, Inc.
2.75% , 03/27/27 .................. 957 946,670
2.85% , 03/27/30 .................. 1,507 1,437,177
3.25% , 03/27/40 .................. 1,185 953,444
3.63% , 05/01/43 .................. 602 480,379
3.88% , 11/01/45 .................. 1,165 938,293
3.38% , 11/01/46 .................. 820 607,189
3.38% , 03/27/50 .................. 1,417 1,015,383
PVH Corp., 5.50%, 06/13/30 ........... 485 493,081
Ralph Lauren Corp.
2.95% , 06/15/30 .................. 497 471,619
5.00% , 06/15/32 .................. 85 87,507
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... 650 619,007
Tapestry, Inc.
4.13% , 07/15/27 .................. 419 419,160
5.10% , 03/11/30 .................. 580 594,516
3.05% , 03/15/32 .................. 610 556,497
5.50% , 03/11/35 .................. 355 362,227
Under Armour, Inc., 7.25%, 07/15/30
(b)
..... 100 102,421
VF Corp.
2.80% , 04/23/27 .................. 481 469,378
2.95% , 04/23/30 .................. 800 728,673
6.00% , 10/15/33
(d)
................. 310 311,382
6.45% , 11/01/37 .................. 205 197,437
William Carter Co. (The), 7.38%, 02/15/31
(b)
.. 550 568,794
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
590 550,768
18,747,941
Tobacco — 0.3%
Altria Group, Inc.
4.88% , 02/04/28 .................. 275 279,916
6.20% , 11/01/28 .................. 660 695,463
4.80% , 02/14/29 .................. 2,060 2,095,952
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.40% , 05/06/30 .................. USD 942 $ 908,183
4.50% , 08/06/30 .................. 420 422,922
2.45% , 02/04/32 .................. 1,420 1,257,631
6.88% , 11/01/33 .................. 610 685,788
5.63% , 02/06/35 .................. 515 533,962
5.25% , 08/06/35 .................. 530 534,956
5.80% , 02/14/39 .................. 2,122 2,170,809
3.40% , 02/04/41 .................. 1,645 1,267,865
4.25% , 08/09/42 .................. 972 812,121
4.50% , 05/02/43 .................. 732 624,037
5.38% , 01/31/44 .................. 1,432 1,371,781
3.88% , 09/16/46 .................. 1,608 1,208,380
5.95% , 02/14/49 .................. 2,413 2,405,403
4.45% , 05/06/50 .................. 472 376,919
3.70% , 02/04/51 .................. 1,237 872,672
4.00% , 02/04/61 .................. 578 416,752
BAT Capital Corp.
4.70% , 04/02/27 .................. 1,162 1,170,187
3.56% , 08/15/27 .................. 1,166 1,158,724
2.26% , 03/25/28 .................. 1,743 1,680,281
3.46% , 09/06/29 .................. 735 716,668
4.91% , 04/02/30 .................. 999 1,019,216
6.34% , 08/02/30 .................. 915 988,785
5.83% , 02/20/31 .................. 1,135 1,204,019
2.73% , 03/25/31 .................. 1,199 1,106,009
4.74% , 03/16/32 .................. 950 956,969
5.35% , 08/15/32 .................. 685 710,991
7.75% , 10/19/32 .................. 460 536,748
4.63% , 03/22/33 .................. 530 524,673
6.42% , 08/02/33 .................. 555 609,106
6.00% , 02/20/34 .................. 865 924,400
5.63% , 08/15/35
(d)
................. 900 934,047
4.39% , 08/15/37 .................. 2,491 2,284,491
3.73% , 09/25/40 .................. 510 413,113
7.08% , 08/02/43 .................. 540 605,294
4.54% , 08/15/47 .................. 2,128 1,764,386
4.76% , 09/06/49 .................. 1,007 850,179
5.28% , 04/02/50 .................. 637 575,153
3.98% , 09/25/50 .................. 350 257,748
5.65% , 03/16/52 .................. 645 610,030
7.08% , 08/02/53 .................. 1,240 1,399,830
6.25% , 08/15/55 .................. 255 262,711
BAT International Finance plc
4.45% , 03/16/28 .................. 976 983,829
5.93% , 02/02/29 .................. 1,080 1,133,576
Imperial Brands Finance plc
(b)
6.13% , 07/27/27 .................. 675 693,997
4.50% , 06/30/28 .................. 400 403,560
3.88% , 07/26/29 .................. 1,110 1,092,561
5.50% , 02/01/30 .................. 740 767,626
5.88% , 07/01/34 .................. 840 876,892
5.63% , 07/01/35 .................. 600 613,490
6.38% , 07/01/55 .................. 400 410,555
Japan Tobacco, Inc.
(b)
4.85% , 05/15/28 .................. 300 305,706
5.25% , 06/15/30 .................. 260 268,632
5.85% , 06/15/35 .................. 255 271,216
JT International Financial Services BV
2.25% , 09/14/31
(e)
................. 400 354,923
6.88% , 10/24/32
(b)
................. 410 458,569
KT&G Corp., 5.00%, 05/02/28
(e)
......... 200 203,580
Philip Morris International, Inc.
4.75% , 02/12/27 .................. 965 974,324
3.13% , 08/17/27 .................. 525 519,625
4.38% , 11/01/27 .................. 775 782,356

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.13% , 11/17/27 .................. USD 1,279 $ 1,305,720
4.88% , 02/15/28 .................. 1,755 1,787,244
3.13% , 03/02/28 .................. 505 497,401
4.13% , 04/28/28 .................. 625 627,903
5.25% , 09/07/28 .................. 810 835,447
3.88% , 10/27/28 .................. 515 514,322
4.88% , 02/13/29 .................. 1,200 1,228,391
3.38% , 08/15/29 .................. 1,115 1,089,226
4.63% , 11/01/29 .................. 635 645,754
5.63% , 11/17/29 .................. 1,108 1,164,360
5.13% , 02/15/30 .................. 1,935 1,997,698
4.38% , 04/30/30 .................. 500 502,843
2.10% , 05/01/30 .................. 760 696,883
5.50% , 09/07/30 .................. 965 1,013,187
4.00% , 10/29/30 .................. 680 672,460
1.75% , 11/01/30 .................. 1,001 892,212
5.13% , 02/13/31 .................. 1,275 1,318,900
4.75% , 11/01/31 .................. 745 758,472
4.25% , 10/29/32 .................. 655 644,190
5.75% , 11/17/32 .................. 1,585 1,689,865
5.38% , 02/15/33 .................. 2,335 2,428,029
5.63% , 09/07/33 .................. 900 951,415
5.25% , 02/13/34 .................. 1,715 1,769,150
4.90% , 11/01/34 .................. 690 693,675
4.88% , 04/30/35 .................. 540 538,615
4.63% , 10/29/35 .................. 650 634,185
6.38% , 05/16/38 .................. 1,436 1,591,930
4.38% , 11/15/41 .................. 763 676,553
4.50% , 03/20/42 .................. 759 678,476
3.88% , 08/21/42 .................. 838 689,376
4.13% , 03/04/43 .................. 731 620,022
4.88% , 11/15/43 .................. 618 569,797
4.25% , 11/10/44 .................. 1,300 1,103,465
Reynolds American, Inc.
5.70% , 08/15/35 .................. 730 759,004
7.25% , 06/15/37 .................. 401 461,683
6.15% , 09/15/43 .................. 573 586,280
5.85% , 08/15/45 .................. 2,220 2,184,175
Turning Point Brands, Inc., 7.63%, 03/15/32
(b)
175 187,550
90,326,145
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.63% , 04/01/27 .................. 658 654,456
3.63% , 12/01/27 .................. 693 686,932
5.85% , 12/15/27 .................. 204 210,192
5.30% , 02/01/28 .................. 725 739,267
2.10% , 09/01/28 .................. 545 515,616
4.63% , 10/01/28 .................. 580 584,229
5.10% , 03/01/29 .................. 350 356,533
3.25% , 10/01/29 .................. 498 477,720
3.00% , 02/01/30 .................. 547 514,250
3.13% , 12/01/30 .................. 865 806,364
5.20% , 07/15/31 .................. 375 381,900
2.88% , 01/15/32 .................. 680 611,673
Aircastle Ltd.
(b)
2.85% , 01/26/28 .................. 335 326,019
6.50% , 07/18/28 .................. 815 856,494
5.95% , 02/15/29 .................. 820 854,178
5.75% , 10/01/31 .................. 485 505,708
Alta Equipment Group, Inc., 9.00%, 06/01/29
(b) (d)
530 505,862
Aviation Capital Group LLC
(b)
4.75% , 04/14/27 .................. 145 145,808
3.50% , 11/01/27 .................. 466 460,107
6.25% , 04/15/28 .................. 610 633,265
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.75% , 10/25/28 .................. USD 345 $ 365,540
4.25% , 04/30/29 .................. 275 274,016
5.38% , 07/15/29 .................. 675 693,729
5.13% , 04/10/30 .................. 420 426,580
6.38% , 07/15/30 .................. 332 354,303
4.80% , 10/24/30 .................. 460 461,098
4.88% , 01/28/33 .................. 425 418,568
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
... 330 326,616
BOC Aviation Ltd.
3.50% , 09/18/27
(e)
................. 600 595,098
4.50% , 05/23/28
(e)
................. 600 605,856
3.00% , 09/11/29
(b) (d)
................ 600 576,846
2.63% , 09/17/30
(b)
................. 800 744,997
4.25% , 03/04/31
(e)
................. 200 199,488
Boise Cascade Co., 4.88%, 07/01/30
(b) (d)
.... 435 433,775
EquipmentShare.com, Inc.
(b)
9.00% , 05/15/28 .................. 1,420 1,486,271
8.63% , 05/15/32 .................. 670 715,752
8.00% , 03/15/33 .................. 475 501,021
Ferguson Enterprises, Inc.
4.35% , 03/15/31 .................. 680 677,445
5.00% , 10/03/34 .................. 145 145,523
FTAI Aviation Investors LLC
(b)
5.50% , 05/01/28 .................. 912 912,145
7.88% , 12/01/30 .................. 507 536,965
7.00% , 05/01/31 .................. 725 762,398
7.00% , 06/15/32 .................. 880 925,563
5.88% , 04/15/33 .................. 540 548,096
GATX Corp.
5.40% , 03/15/27 .................. 90 91,263
3.85% , 03/30/27 .................. 403 402,288
3.50% , 03/15/28 .................. 130 128,405
4.55% , 11/07/28 .................. 384 388,167
4.70% , 04/01/29 .................. 305 308,641
4.00% , 06/30/30 .................. 505 495,570
1.90% , 06/01/31 .................. 291 255,218
3.50% , 06/01/32 .................. 420 391,958
4.90% , 03/15/33 .................. 565 565,136
5.45% , 09/15/33 .................. 515 531,684
6.05% , 03/15/34 .................. 725 774,152
6.90% , 05/01/34 .................. 295 329,987
5.50% , 06/15/35 .................. 540 552,937
5.20% , 03/15/44 .................. 400 377,829
3.10% , 06/01/51 .................. 655 416,770
6.05% , 06/05/54 .................. 920 931,343
Herc Holdings, Inc.
(b)
6.63% , 06/15/29 .................. 845 874,486
7.00% , 06/15/30 .................. 595 624,229
5.75% , 03/15/31 .................. 435 437,878
7.25% , 06/15/33
(d)
................. 1,005 1,063,551
6.00% , 03/15/34 .................. 590 592,778
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 1,931 1,901,396
Marubeni Corp., 5.38%, 04/01/35
(b)
....... 215 221,614
Mitsubishi Corp.
(b)
5.00% , 07/05/28 .................. 455 465,035
5.00% , 07/02/29 .................. 650 666,443
4.13% , 09/09/30 .................. 200 198,900
5.13% , 07/17/34
(d)
................. 535 548,061
4.88% , 09/09/35 .................. 250 248,685
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
1,530 1,578,023
Sumitomo Corp., 5.35%, 07/03/34
(e)
....... 450 464,630
TTX Co.
(b)
5.05% , 11/15/34 .................. 95 96,791
4.20% , 07/01/46 .................. 415 349,554
4.60% , 02/01/49 .................. 480 417,668

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.65% , 12/01/52 .................. USD 310 $ 309,956
United Rentals North America, Inc.
3.88% , 11/15/27 .................. 807 800,001
4.88% , 01/15/28 .................. 1,035 1,035,087
6.00% , 12/15/29
(b)
................. 1,598 1,638,384
5.25% , 01/15/30 .................. 755 763,477
4.00% , 07/15/30 .................. 750 725,132
3.88% , 02/15/31 .................. 1,076 1,026,294
3.75% , 01/15/32 .................. 765 714,979
5.38% , 11/15/33
(b)
................. 1,235 1,234,399
6.13% , 03/15/34
(b)
................. 1,015 1,056,312
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 1,279 1,295,145
6.38% , 03/15/29 .................. 865 892,266
6.63% , 03/15/32 .................. 895 935,668
6.38% , 03/15/33 .................. 305 317,379
WW Grainger, Inc.
4.45% , 09/15/34 .................. 550 543,387
4.60% , 06/15/45 .................. 945 853,964
3.75% , 05/15/46 .................. 440 348,671
4.20% , 05/15/47 .................. 395 332,328
57,028,161
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,000 902,124
Adani Ports & Special Economic Zone Ltd.
(e)
4.00% , 07/30/27 .................. 400 393,962
4.20% , 08/04/27 .................. 600 591,755
4.38% , 07/03/29 .................. 640 622,797
3.10% , 02/02/31 .................. 400 357,993
3.83% , 02/02/32 .................. 200 181,307
5.00% , 08/02/41 .................. 500 433,238
CMHI Finance BVI Co. Ltd.
(e)
4.00% , 06/01/27 .................. 600 599,908
5.00% , 08/06/28 .................. 800 817,379
DP World Crescent Ltd.
(e)
4.85% , 09/26/28 .................. 1,000 1,007,653
3.88% , 07/18/29 .................. 1,000 973,481
3.75% , 01/30/30 .................. 400 386,376
5.50% , 09/13/33 .................. 1,400 1,440,241
5.50% , 05/08/35 .................. 1,600 1,638,200
DP World Ltd.
6.85% , 07/02/37
(b)
................. 1,720 1,915,365
5.63% , 09/25/48
(e)
................. 1,200 1,156,506
4.70% , 09/30/49
(e)
................. 400 342,013
HPHT Finance 25 Ltd., 5.00%, 02/21/30
(e)
... 400 405,923
Incora Top Holdco LLC, 6.00%, 01/31/33
(c) (d) (k)
. 152 36,213
ITR Concession Co. LLC, 5.18%, 07/15/35
(b)
. 288 284,850
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 600 625,035
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(b)
............. 300 311,176
PSA Treasury Pte. Ltd.
(e)
2.13% , 09/05/29 .................. 400 376,211
2.25% , 04/30/30 .................. 800 744,247
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 850 808,210
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 933,090
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38% , 06/18/29 .................. 300 294,313
2.85% , 09/11/29 .................. 200 192,422
Shanhai Hong Kong International Investments
Ltd., 4.85%, 04/24/28
(e)
............. 400 400,013
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Transurban Finance Co. Pty. Ltd.
(b)
3.38% , 03/22/27 .................. USD 269 $ 267,161
2.45% , 03/16/31 .................. 440 399,945
4.92% , 03/24/36
(d)
................. 475 470,325
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd.,
5.90%, 02/28/34
(e)
................ 399 416,681
20,726,113
Water Utilities — 0.1%
Aegea Finance SARL
(e)
9.00% , 01/20/31
(d)
................. 800 848,286
7.63% , 01/20/36 .................. 600 586,395
American Water Capital Corp.
2.95% , 09/01/27 .................. 813 802,527
3.75% , 09/01/28 .................. 702 698,755
3.45% , 06/01/29 .................. 1,077 1,057,279
2.80% , 05/01/30 .................. 711 674,106
2.30% , 06/01/31 .................. 510 460,827
4.45% , 06/01/32 .................. 520 519,807
5.15% , 03/01/34 .................. 800 820,690
5.25% , 03/01/35 .................. 850 872,417
6.59% , 10/15/37 .................. 518 587,956
4.30% , 12/01/42 .................. 455 397,451
4.30% , 09/01/45 .................. 517 439,523
4.00% , 12/01/46 .................. 380 301,882
3.75% , 09/01/47 .................. 682 521,717
4.20% , 09/01/48 .................. 696 568,533
4.15% , 06/01/49 .................. 545 438,758
3.45% , 05/01/50 .................. 505 358,616
3.25% , 06/01/51 .................. 525 355,199
5.45% , 03/01/54 .................. 750 726,420
5.70% , 09/01/55 .................. 960 956,775
Essential Utilities, Inc.
4.80% , 08/15/27 .................. 350 354,091
3.57% , 05/01/29 .................. 715 701,173
2.70% , 04/15/30 .................. 671 631,707
2.40% , 05/01/31 .................. 588 532,086
5.38% , 01/15/34 .................. 225 231,634
5.25% , 08/15/35 .................. 275 279,111
4.28% , 05/01/49 .................. 560 455,330
3.35% , 04/15/50 .................. 648 448,959
5.30% , 05/01/52 .................. 600 560,704
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 400 396,615
National Central Cooling Co. PJSC
(e)
2.50% , 10/21/27 .................. 500 484,478
5.28% , 03/05/30 .................. 800 818,959
Nova Securitisation Sarl
(b)
5.75% , 02/03/31 .................. 400 395,751
6.50% , 02/03/36 .................. 200 197,077
Sabesp Lux SARL, 5.63%, 08/20/30
(e)
..... 400 403,569
United Utilities plc, 6.88%, 08/15/28 ....... 460 489,583
20,374,746
Wireless Telecommunication Services — 0.3%
Altice France Lux 3, 10.00%, 01/15/33
(b)
.... 622 601,242
America Movil SAB de CV
3.63% , 04/22/29 .................. 695 680,467
2.88% , 05/07/30 .................. 1,277 1,198,534
4.70% , 07/21/32 .................. 400 399,284
5.00% , 01/20/33 .................. 220 222,621
6.38% , 03/01/35 .................. 1,195 1,311,378
6.13% , 11/15/37 .................. 540 576,391
6.13% , 03/30/40 .................. 2,068 2,185,367
4.38% , 07/16/42 .................. 1,124 975,960
4.38% , 04/22/49 .................. 1,105 922,237

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Axian Telecom Holding & Management plc,
7.25%, 07/11/30
(e)
................ USD 600 $ 607,159
Axiata SPV2 Bhd., 2.16%, 08/19/30
(e)
...... 400 362,285
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 600 423,311
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 700 659,711
C&W Senior Finance Ltd., 9.00%, 01/15/33
(e)
. 800 831,137
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(d) (e)
.................... 450 420,209
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 1,995 2,117,863
CT Trust, 5.13%, 02/03/32
(d) (e)
.......... 800 763,853
Digicel International Finance Ltd., 8.63%,
08/01/32
(e)
..................... 1,800 1,867,712
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32
(d) (e)
............... 700 623,237
Maya SAS
(b)
7.00% , 10/15/28 .................. 890 899,296
8.50% , 04/15/31 .................. 1,135 1,216,012
Millicom International Cellular SA
(e)
6.25% , 03/25/29 .................. 540 544,599
4.50% , 04/27/31
(d)
................. 800 744,760
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 650 673,825
PLDT, Inc.
(e)
2.50% , 01/23/31 .................. 200 184,201
3.45% , 06/23/50 .................. 400 287,713
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 1,030 1,020,832
5.00% , 02/15/29 .................. 1,145 1,168,357
3.80% , 03/15/32 .................. 1,760 1,666,663
5.30% , 02/15/34 .................. 1,325 1,340,192
7.50% , 08/15/38 .................. 330 380,022
4.50% , 03/15/42 .................. 542 466,042
4.50% , 03/15/43 .................. 653 552,028
5.45% , 10/01/43 .................. 780 737,902
5.00% , 03/15/44 .................. 814 730,027
4.30% , 02/15/48 .................. 470 376,688
4.35% , 05/01/49 .................. 495 396,941
3.70% , 11/15/49 .................. 738 539,858
4.55% , 03/15/52 .................. 1,920 1,547,704
Series NC5 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00% , 04/15/55
(g)
......... 700 725,191
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(g)
.................... 1,050 1,101,831
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%), 5.25% ,
03/15/82
(b) (g)
................... 819 817,034
SoftBank Corp.
(b)
4.70% , 07/09/30 .................. 400 401,739
5.33% , 07/09/35 .................. 400 400,060
Telefonica Europe BV, 8.25%, 09/15/30 .... 1,471 1,684,675
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 352,699
T-Mobile USA, Inc.
3.75% , 04/15/27 .................. 3,434 3,425,262
4.75% , 02/01/28 .................. 1,346 1,346,000
2.05% , 02/15/28 .................. 1,680 1,616,598
4.95% , 03/15/28 .................. 1,235 1,258,286
4.80% , 07/15/28 .................. 1,210 1,231,078
4.85% , 01/15/29 .................. 1,111 1,134,877
2.63% , 02/15/29 .................. 1,315 1,258,820
2.40% , 03/15/29 .................. 923 875,908
3.38% , 04/15/29 .................. 2,745 2,679,227
4.20% , 10/01/29 .................. 950 952,243
3.88% , 04/15/30 .................. 6,302 6,191,088
2.55% , 02/15/31 .................. 2,569 2,348,835
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.88% , 02/15/31 .................. USD 1,535 $ 1,425,755
3.50% , 04/15/31 .................. 2,658 2,538,751
2.25% , 11/15/31 .................. 1,175 1,041,649
2.70% , 03/15/32 .................. 1,110 997,558
5.13% , 05/15/32 .................. 495 508,352
4.63% , 01/15/33 .................. 935 928,796
5.20% , 01/15/33 .................. 1,120 1,150,380
5.05% , 07/15/33 .................. 2,480 2,519,727
6.70% , 12/15/33 .................. 524 584,728
5.75% , 01/15/34 .................. 865 912,255
5.15% , 04/15/34 .................. 1,200 1,220,257
4.70% , 01/15/35 .................. 985 963,345
5.30% , 05/15/35 .................. 960 979,236
4.95% , 11/15/35 .................. 820 811,078
5.00% , 02/15/36 .................. 1,300 1,285,861
4.38% , 04/15/40 .................. 1,934 1,726,340
3.00% , 02/15/41 .................. 2,460 1,823,342
4.50% , 04/15/50 .................. 2,576 2,117,791
3.30% , 02/15/51 .................. 2,992 1,987,578
3.40% , 10/15/52 .................. 2,730 1,826,416
5.65% , 01/15/53 .................. 1,610 1,547,108
5.75% , 01/15/54 .................. 1,300 1,266,712
6.00% , 06/15/54 .................. 990 1,000,042
5.50% , 01/15/55 .................. 849 798,139
5.25% , 06/15/55 .................. 1,050 949,635
5.88% , 11/15/55 .................. 1,130 1,122,009
5.70% , 01/15/56 .................. 1,150 1,111,675
5.85% , 02/15/56 .................. 965 950,803
3.60% , 11/15/60 .................. 1,405 927,782
5.80% , 09/15/62 .................. 685 670,694
Turkcell Iletisim Hizmetleri A/S
(e)
5.80% , 04/11/28 .................. 400 403,673
7.45% , 01/24/30 .................. 400 419,585
7.65% , 01/24/32 .................. 600 636,322
Vmed O2 UK Financing I plc
(b)
4.25% , 01/31/31 .................. 1,310 1,185,177
4.75% , 07/15/31 .................. 1,390 1,271,752
7.75% , 04/15/32 .................. 770 793,000
6.75% , 01/15/33 .................. 565 551,630
Vodafone Group plc
4.38% , 05/30/28 .................. 130 132,043
7.88% , 02/15/30 .................. 970 1,102,073
6.25% , 11/30/32 .................. 430 469,111
6.15% , 02/27/37 .................. 850 924,636
5.00% , 05/30/38 .................. 840 830,203
4.38% , 02/19/43 .................. 615 527,479
5.25% , 05/30/48 .................. 1,135 1,053,117
4.88% , 06/19/49 .................. 1,788 1,566,999
4.25% , 09/17/50 .................. 1,043 823,496
5.63% , 02/10/53 .................. 915 880,642
5.75% , 06/28/54 .................. 1,505 1,461,944
5.13% , 06/19/59 .................. 10 8,880
5.75% , 02/10/63 .................. 460 439,864
5.88% , 06/28/64 .................. 995 968,586
(5-Year USD Swap Semi + 4.87%), 7.00% ,
04/04/79
(g)
.................... 2,060 2,172,186
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81
(g)
.................... 1,115 1,048,885
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13% ,
06/04/81
(g)
.................... 1,030 817,482

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Zegona Finance plc, 8.63%, 07/15/29
(b)
.... USD 890 $ 940,151
122,147,781
Total Corporate Bonds — 30 .7%
(Cost: $ 11,116,320,111 ) ............................ 10,783,493,529
Foreign Agency Obligations
Argentina — 0.1%
Bonos Para La Reconstruccion De Una
Argentina Libre
5.00% , 10/31/27 .................. 9,825 9,354,987
3.00% , 10/31/28 .................. 533 453,516
YPF SA
6.95% , 07/21/27
(e)
................. 585 590,845
9.00% , 06/30/29
(d) (e) (i)
............... 631 654,476
9.50% , 01/17/31
(e)
................. 790 835,455
8.75% , 09/11/31
(e)
................. 780 808,077
7.00% , 09/30/33
(e) (i)
................ 505 497,703
8.25% , 01/17/34
(b)
................. 300 306,270
8.25% , 01/17/34
(d) (e)
................ 1,200 1,225,078
7.00% , 12/15/47
(e)
................. 550 490,270
15,216,677
Australia — 0.0%
(b)
Export Finance & Insurance Corp. , 3.88% ,
10/23/29 ....................... 435 436,150
NBN Co. Ltd.
4.00% , 10/01/27 .................. 435 435,256
5.75% , 10/06/28 .................. 1,525 1,592,203
4.25% , 10/01/29 .................. 635 637,285
4.15% , 09/16/30 .................. 400 398,222
2.63% , 05/05/31 .................. 1,513 1,392,608
6.00% , 10/06/33
(d)
................. 1,000 1,080,810
5,972,534
Austria — 0.0%
Oesterreichische Kontrollbank AG
4.75% , 05/21/27 .................. 1,560 1,582,091
3.63% , 09/09/27 .................. 1,100 1,099,965
4.25% , 03/01/28 .................. 1,995 2,019,654
4.00% , 05/28/28 .................. 195 196,568
4.13% , 01/18/29
(d)
................. 2,101 2,126,246
3.75% , 09/05/29 .................. 980 980,033
4.50% , 01/24/30 .................. 1,100 1,128,264
3.75% , 09/10/30 .................. 65 64,715
3.75% , 01/15/31 .................. 2,000 1,990,740
11,188,276
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic , 6.95% ,
03/18/30
(e)
...................... 622 673,058
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed , 8.38% , 11/07/28 600 643,916
Gulf International Bank BSC , 5.75% , 06/05/29 400 414,853
1,058,769
Belgium — 0.0%
Dexia SA
(b)
4.50% , 03/19/27
(d)
................. 910 916,273
4.75% , 01/24/30 .................. 520 533,469
1,449,742
Brazil — 0.0%
Caixa Economica Federal , 5.63% , 05/13/30
(d) (e)
800 812,265
Security
Par (000)
Par (000) Value
Canada — 0.1%
CDP Financial, Inc.
(b)
4.25% , 07/25/28
(d)
................. USD 1,000 $ 1,012,450
4.88% , 06/05/29 .................. 1,265 1,307,784
4.63% , 01/24/30
(d)
................. 1,260 1,295,684
5.60% , 11/25/39 .................. 1,455 1,554,309
CPPIB Capital, Inc.
(b)
2.75% , 11/02/27 .................. 250 246,262
4.25% , 07/20/28
(d)
................. 755 765,028
4.13% , 06/10/30 .................. 440 445,033
1.25% , 01/28/31 .................. 1,700 1,496,221
Export Development Canada
3.00% , 05/25/27 .................. 1,085 1,076,150
3.88% , 02/14/28 .................. 4,280 4,300,509
4.13% , 02/13/29 .................. 2,695 2,730,486
4.00% , 06/20/30
(d)
................. 1,465 1,477,311
4.75% , 06/05/34 .................. 1,615 1,678,952
Hydro-Quebec
8.50% , 12/01/29 .................. 240 277,645
9.38% , 04/15/30 .................. 260 311,726
9.50% , 11/15/30 .................. 23 28,154
OMERS Finance Trust
(b)
4.38% , 03/20/30 .................. 450 457,063
5.50% , 11/15/33 .................. 725 774,955
4.00% , 04/19/52 .................. 795 609,273
Ontario Teachers' Finance Trust
(b)
4.25% , 04/25/28 .................. 3,615 3,650,438
4.63% , 04/10/29 .................. 1,355 1,387,583
2.00% , 04/16/31 .................. 250 226,308
PSP Capital, Inc. , 1.63% , 10/26/28
(b)
....... 90 85,119
27,194,443
Chile — 0.0%
Chile Electricity Lux Mpc II SARL , 5.58% ,
10/20/35
(e)
...................... 1,369 1,406,018
Chile Electricity Lux MPC II SARL , 5.67% ,
10/20/35
(e)
...................... 583 600,922
Chile Electricity Lux MPC SARL , 6.01% ,
01/20/33
(e)
...................... 688 719,951
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(e)
................. 1,000 991,723
3.15% , 01/14/30
(e)
................. 1,000 950,620
6.44% , 01/26/36
(e)
................. 1,400 1,505,696
4.25% , 07/17/42
(b)
................. 800 657,678
Empresa de los Ferrocarriles del Estado
(e)
3.07% , 08/18/50 .................. 400 255,658
3.83% , 09/14/61 .................. 400 275,979
Empresa Nacional del Petroleo
(e)
5.25% , 11/06/29 .................. 400 407,474
6.15% , 05/10/33 .................. 600 633,909
5.95% , 07/30/34
(d)
................. 800 832,583
4.50% , 09/14/47 .................. 450 376,718
9,614,929
China — 0.0%
(e)
Chengdu Communications Investment Group
Co. Ltd.
4.90% , 05/07/28 .................. 200 202,532
5.05% , 11/07/29 .................. 200 204,443
China Development Bank
(1-day SOFR + 0.33%), 3.99% , 04/16/27
(g)
1,000 1,000,022
(1-day SOFR + 0.30%), 3.96% , 07/02/28
(g)
400 399,539
1.63% , 10/27/30 .................. 1,200 1,081,413
4.00% , 01/24/37 .................. 600 584,948
Export-Import Bank of China (The)
3.38% , 03/14/27 .................. 800 795,948
(SOFR Index + 0.38%), 4.06% , 11/05/27
(g)
800 800,774

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
3.25% , 11/28/27 .................. USD 600 $ 594,573
4.00% , 11/28/47 .................. 800 703,308
Guangzhou Development District Investment
Group Co. Ltd. , 4.50% , 07/07/28 ....... 400 401,054
Henan Railway Construction & Investment
Group Co. Ltd. , 4.80% , 01/10/28 ....... 400 402,432
Knowledge City Guangzhou Investment Group
Co. Ltd. , 5.40% , 03/11/28 ............ 400 407,518
Science City Guangzhou Investment Group Co.
Ltd. , 5.75% , 04/22/27 ............... 400 405,973
Wuhan Metro Group Co. Ltd. , 4.25% , 09/13/27 400 399,985
Wuhan Urban Construction Group Co. Ltd. ,
5.70% , 06/24/27 .................. 400 406,897
Zhangzhou Jiulongjiang Group Co. Ltd. , 4.55% ,
07/09/28 ....................... 400 401,157
9,192,516
Colombia — 0.1%
Ecopetrol SA
8.63% , 01/19/29 .................. 1,200 1,285,633
6.88% , 04/29/30 .................. 1,800 1,821,631
4.63% , 11/02/31 .................. 1,220 1,091,209
7.75% , 02/01/32 .................. 1,600 1,641,598
8.88% , 01/13/33 .................. 2,200 2,362,563
8.38% , 01/19/36 .................. 1,850 1,913,226
7.38% , 09/18/43
(d)
................. 900 826,245
5.88% , 05/28/45 .................. 1,850 1,396,838
5.88% , 11/02/51 .................. 700 507,619
Empresas Publicas de Medellin ESP
(e)
4.25% , 07/18/29 .................. 1,000 941,520
4.38% , 02/15/31
(d)
................. 400 363,053
Grupo Energia Bogota SA ESP
(e)
4.88% , 05/15/30 .................. 400 395,061
7.85% , 11/09/33 .................. 600 684,421
5.75% , 10/22/35 .................. 400 393,400
15,624,017
Costa Rica — 0.0%
Instituto Costarricense de Electricidad , 6.38% ,
05/15/43
(e)
...................... 600 595,855
El Salvador — 0.0%
Comision Ejecutiva Hidroelectrica del Rio
Lempa , 8.65% , 01/24/33
(e)
............ 600 640,560
Finland — 0.0%
Kuntarahoitus OYJ
(b)
4.25% , 01/31/29 .................. 1,275 1,294,200
4.25% , 04/01/30
(d)
................. 1,165 1,183,938
2,478,138
France — 0.1%
Agence Francaise de Developpement EPIC
(e)
4.00% , 06/15/27 .................. 1,600 1,602,143
4.00% , 09/21/27 .................. 600 601,187
Caisse d'Amortissement de la Dette Sociale
(b)
3.75% , 09/12/27 .................. 2,700 2,700,427
3.75% , 05/24/28 .................. 9,365 9,353,859
4.50% , 05/22/29
(d)
................. 4,135 4,214,852
4.75% , 01/22/30 .................. 1,555 1,599,235
1.00% , 10/21/30 .................. 2,000 1,739,669
1.38% , 01/20/31 .................. 2,660 2,338,780
2.13% , 01/26/32 .................. 590 524,984
Electricite de France SA
5.70% , 05/23/28
(b)
................. 1,145 1,183,493
4.50% , 09/21/28
(b)
................. 2,030 2,045,876
5.65% , 04/22/29
(b)
................. 375 390,556
Security
Par (000)
Par (000) Value
France (continued)
6.25% , 05/23/33
(b)
................. USD 1,485 $ 1,606,588
5.95% , 04/22/34
(b) (d)
................ 900 954,943
5.75% , 01/13/35
(b) (d)
................ 600 629,187
4.75% , 10/13/35
(b) (d)
................ 670 660,330
4.88% , 09/21/38
(b)
................. 830 775,632
6.95% , 01/26/39
(b)
................. 1,884 2,103,900
5.60% , 01/27/40
(b)
................. 840 838,648
4.88% , 01/22/44
(b)
................. 1,200 1,074,804
4.95% , 10/13/45
(b)
................. 1,393 1,234,222
5.00% , 09/21/48
(b)
................. 1,151 1,017,088
6.90% , 05/23/53
(b)
................. 935 1,038,099
6.38% , 01/13/55
(b)
................. 665 692,412
5.25% , 10/13/55
(b)
................. 250 222,275
6.00% , 04/22/64
(b)
................. 880 865,868
4.50% , 12/04/69
(e)
................. 1,800 1,292,611
6.00% , 01/22/2114
(b)
............... 522 503,498
43,805,166
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
4.38% , 03/01/27 .................. 6,080 6,129,906
3.00% , 05/20/27 .................. 1,635 1,622,852
3.50% , 08/27/27 .................. 1,925 1,922,833
4.13% , 01/31/28 .................. 777 784,610
3.75% , 02/15/28 .................. 4,570 4,585,730
2.88% , 04/03/28 .................. 3,801 3,746,032
3.88% , 05/15/28 .................. 755 759,888
3.88% , 06/15/28 .................. 4,815 4,847,238
3.50% , 08/09/28 .................. 350 349,294
4.00% , 03/15/29 .................. 5,732 5,794,652
1.75% , 09/14/29 .................. 2,219 2,075,293
4.63% , 03/18/30 .................. 2,215 2,289,845
3.75% , 07/15/30 .................. 2,072 2,068,630
0.75% , 09/30/30 .................. 3,190 2,777,473
4.75% , 10/29/30 .................. 2,325 2,418,666
3.75% , 03/14/31 .................. 5,025 5,006,453
4.13% , 07/15/33 .................. 11,188 11,202,829
4.38% , 02/28/34 .................. 3,225 3,273,907
0.00% , 04/18/36
(j)
................. 1,604 1,033,435
0.00% , 06/29/37
(j)
................. 1,354 821,909
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
4.38% , 02/15/28 .................. 120 121,563
1.38% , 10/12/28 .................. 475 446,631
4.63% , 02/13/30 .................. 30 30,828
Landwirtschaftliche Rentenbank
3.88% , 09/28/27 .................. 580 582,138
2.50% , 11/15/27 .................. 1,643 1,610,826
1.00% , 02/25/28
(e)
................. 1,800 1,706,608
Series 44 , 3.88% , 06/14/28 ........... 1,575 1,583,595
4.63% , 04/17/29 .................. 1,025 1,053,665
3.00% , 05/21/29
(e)
................. 1,880 1,839,098
4.13% , 05/28/30 .................. 905 917,497
0.88% , 09/03/30 .................. 1,771 1,553,811
3.63% , 10/08/30 .................. 55 54,530
4.13% , 02/06/31
(e)
................. 1,385 1,399,769
5.00% , 10/24/33 .................. 2,735 2,884,908
NRW Bank , 4.63% , 03/08/27
(e)
........... 88 88,768
79,385,710
Hong Kong — 0.1%
Airport Authority
4.75% , 01/12/28
(b) (d)
................ 1,000 1,017,237
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e) (g) (h)
.................... 400 386,053

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
4.75% , 07/15/28
(b)
................. USD 1,400 $ 1,431,384
3.45% , 02/21/29
(e)
................. 400 394,787
4.88% , 01/12/30
(b)
................. 800 824,625
4.88% , 07/15/30
(b)
................. 1,200 1,243,655
1.63% , 02/04/31
(b)
................. 1,000 892,567
2.50% , 01/12/32
(b) (d)
................ 1,600 1,457,542
4.88% , 01/12/33
(b)
................. 800 825,364
5.13% , 01/15/35
(b) (d)
................ 1,200 1,267,018
2.63% , 02/04/51
(b)
................. 400 266,554
3.25% , 01/12/52
(b) (d)
................ 1,200 899,999
3.50% , 01/12/62
(b)
................. 600 451,312
Hong Kong Mortgage Corp. Ltd. (The)
(e)
4.13% , 10/18/27 .................. 600 603,062
4.88% , 09/13/28 .................. 1,000 1,025,548
MTR Corp. Ltd.
(e)
4.38% , 04/01/30 .................. 400 406,884
1.63% , 08/19/30 .................. 1,293 1,170,856
4.88% , 04/01/35 .................. 1,000 1,040,533
5.25% , 04/01/55 .................. 1,400 1,403,689
17,008,669
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27 ....................... 1,200 1,231,639
MFB Magyar Fejlesztesi Bank Zrt. , 6.50% ,
06/29/28 ....................... 1,200 1,248,322
MVM Energetika Zrt.
7.50% , 06/09/28 .................. 600 634,324
6.50% , 03/13/31 .................. 800 844,189
3,958,474
India — 0.0%
Canara Bank , 4.90% , 09/11/29
(e)
.......... 200 203,319
Export-Import Bank of India
3.88% , 02/01/28
(e)
................. 1,000 992,868
3.25% , 01/15/30
(e)
................. 1,100 1,053,617
2.25% , 01/13/31
(e)
................. 1,000 898,251
5.50% , 01/18/33
(e)
................. 1,000 1,041,128
5.50% , 01/13/35
(e)
................. 1,000 1,034,224
5.00% , 01/12/36
(b)
................. 400 398,320
5.75% , 01/12/56
(b)
................. 400 403,552
Indian Railway Finance Corp. Ltd.
(e)
3.57% , 01/21/32 .................. 600 566,798
3.95% , 02/13/50 .................. 200 155,754
NTPC Ltd. , 4.50% , 03/19/28
(e)
........... 400 401,665
Oil & Natural Gas Corp. Ltd. , 3.38% , 12/05/29
(e)
200 192,528
Oil India Ltd. , 5.13% , 02/04/29
(e)
.......... 600 611,359
Power Finance Corp. Ltd.
(e)
3.75% , 12/06/27 .................. 400 395,608
5.25% , 08/10/28 .................. 200 204,024
6.15% , 12/06/28 .................. 600 627,713
4.50% , 06/18/29 .................. 600 599,071
3.90% , 09/16/29 .................. 400 391,409
3.95% , 04/23/30 .................. 800 777,739
3.35% , 05/16/31 .................. 400 374,804
11,323,751
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT , 4.90% ,
03/24/28
(e)
...................... 800 808,892
Bank Negara Indonesia Persero Tbk. PT ,
5.28% , 04/05/29
(e)
................. 400 410,404
Hutama Karya Persero PT , 3.75% , 05/11/30
(e)
. 650 625,158
Pelabuhan Indonesia Persero PT , 5.38% ,
05/05/45
(e)
...................... 420 393,985
Pertamina Persero PT
(e)
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.65% , 07/30/29 .................. USD 800 $ 778,170
3.10% , 01/21/30 .................. 600 564,305
3.10% , 08/27/30 .................. 600 559,394
2.30% , 02/09/31 .................. 600 531,701
6.50% , 05/27/41 .................. 400 422,459
6.00% , 05/03/42 .................. 1,228 1,224,891
5.63% , 05/20/43 .................. 1,400 1,336,779
6.45% , 05/30/44 .................. 1,600 1,672,596
6.50% , 11/07/48 .................. 600 628,475
4.70% , 07/30/49 .................. 800 661,153
4.18% , 01/21/50 .................. 1,000 758,558
4.15% , 02/25/60
(d)
................. 800 577,187
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13% , 05/15/27
(e)
................. 1,611 1,606,022
5.45% , 05/21/28
(e)
................. 1,000 1,020,996
5.38% , 01/25/29
(e)
................. 400 408,762
3.88% , 07/17/29
(e)
................. 600 585,375
3.38% , 02/05/30
(e)
................. 600 571,676
3.00% , 06/30/30
(e)
................. 400 373,651
5.45% , 02/03/36
(b)
................. 200 198,803
5.25% , 10/24/42
(e)
................. 800 729,473
5.25% , 05/15/47
(e)
................. 400 356,842
6.15% , 05/21/48
(e)
................. 1,200 1,192,156
6.25% , 01/25/49
(d) (e)
................ 400 402,599
4.88% , 07/17/49
(e)
................. 800 669,225
4.38% , 02/05/50
(e)
................. 400 309,554
4.00% , 06/30/50
(e)
................. 1,200 863,425
21,242,666
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75% , 12/15/27 .................. 250 263,881
4.25% , 08/14/28
(b)
................. 1,200 1,186,810
3.75% , 02/22/32
(b)
................. 400 373,952
5.63% , 01/28/38
(b)
................. 600 598,164
2,422,807
Japan — 0.1%
Development Bank of Japan, Inc.
(b)
3.25% , 04/28/27 .................. 734 729,337
4.63% , 04/10/29 .................. 1,000 1,021,931
1.88% , 08/28/29 .................. 1,000 932,883
1.00% , 08/27/30 .................. 160 139,879
1.25% , 01/28/31 .................. 1,000 873,265
4.50% , 01/30/34 .................. 500 504,204
4.88% , 01/16/35 .................. 500 515,911
Japan Bank for International Cooperation
2.88% , 06/01/27 .................. 3,964 3,917,285
2.88% , 07/21/27 .................. 1,320 1,303,196
4.63% , 07/22/27 .................. 950 961,493
4.38% , 10/05/27 .................. 120 121,191
2.75% , 11/16/27 .................. 1,580 1,552,495
4.63% , 07/19/28 .................. 1,385 1,411,665
3.25% , 07/20/28 .................. 1,775 1,752,731
3.50% , 10/31/28 .................. 904 896,956
2.13% , 02/16/29 .................. 1,445 1,374,494
2.00% , 10/17/29 .................. 675 631,440
1.25% , 01/21/31 .................. 2,170 1,901,753
4.38% , 01/24/31 .................. 440 447,087
1.88% , 04/15/31 .................. 4,115 3,697,786
4.63% , 04/17/34 .................. 1,060 1,077,190
4.38% , 01/23/36 .................. 1,000 986,320
Japan International Cooperation Agency
2.75% , 04/27/27 .................. 803 792,368

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
3.25% , 05/25/27 .................. USD 725 $ 719,939
3.38% , 06/12/28 .................. 125 123,742
4.75% , 05/21/29 .................. 1,730 1,775,340
4.25% , 05/22/30 .................. 294 296,960
1.00% , 07/22/30 .................. 1,150 1,007,635
31,466,476
Kazakhstan — 0.0%
(e)
Baiterek National Managing Holding JSC
5.45% , 05/08/28 .................. 600 610,699
4.65% , 10/01/30 .................. 400 398,576
Development Bank of Kazakhstan JSC
5.25% , 10/23/29 .................. 400 410,334
5.63% , 04/07/30 .................. 800 827,655
4.60% , 01/31/31 .................. 400 396,600
2,643,864
Mexico — 0.2%
Comision Federal de Electricidad
4.75% , 02/23/27
(d) (e)
................ 400 402,912
4.69% , 05/15/29
(e)
................. 1,200 1,196,596
5.70% , 01/24/30
(e)
................. 400 407,522
3.35% , 02/09/31
(e)
................. 1,200 1,085,457
3.88% , 07/26/33
(e)
................. 1,100 971,563
6.05% , 01/28/34
(b)
................. 865 866,866
6.45% , 01/24/35
(e)
................. 600 611,949
5.75% , 02/14/42
(e)
................. 600 558,102
6.13% , 06/16/45
(d) (e)
................ 600 567,151
6.50% , 01/28/51
(b)
................. 600 602,260
4.68% , 02/09/51
(e)
................. 600 444,705
6.26% , 02/15/52
(e)
................. 400 370,932
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(e)
11,500 11,678,337
Petroleos Mexicanos
6.50% , 03/13/27 .................. 2,845 2,896,036
5.35% , 02/12/28 .................. 1,887 1,896,989
6.50% , 01/23/29 .................. 1,250 1,276,878
8.75% , 06/02/29 .................. 1,900 2,039,901
6.84% , 01/23/30 .................. 2,200 2,251,594
5.95% , 01/28/31 .................. 3,496 3,405,290
6.70% , 02/16/32 .................. 6,400 6,388,179
10.00% , 02/07/33
(d)
................ 1,850 2,157,353
6.63% , 06/15/35 .................. 2,500 2,379,886
6.50% , 06/02/41
(d)
................. 1,500 1,300,349
5.50% , 06/27/44
(d)
................. 655 498,435
6.38% , 01/23/45
(d)
................. 1,100 892,183
5.63% , 01/23/46 .................. 700 528,702
6.75% , 09/21/47 .................. 5,200 4,289,277
6.35% , 02/12/48 .................. 1,470 1,163,931
7.69% , 01/23/50 .................. 7,750 6,975,907
6.95% , 01/28/60 .................. 3,589 2,923,390
63,028,632
Morocco — 0.0%
OCP SA
(e)
6.10% , 04/30/30 .................. 625 649,880
3.75% , 06/23/31 .................. 800 744,671
6.75% , 05/02/34 .................. 1,200 1,283,569
6.70% , 03/01/36 .................. 1,095 1,159,008
6.88% , 04/25/44 .................. 800 824,259
5.13% , 06/23/51 .................. 800 647,117
7.50% , 05/02/54 .................. 800 869,557
6,178,061
Netherlands — 0.1%
BNG Bank NV
(b)
4.50% , 03/01/27
(d)
................. 1,625 1,638,271
Security
Par (000)
Par (000) Value
Netherlands (continued)
4.38% , 02/11/28 .................. USD 165 $ 167,303
3.50% , 05/19/28 .................. 380 378,637
4.25% , 01/25/29
(d)
................. 2,500 2,536,927
4.75% , 02/01/30
(d)
................. 2,000 2,068,373
4.25% , 01/14/36 .................. 2,000 1,972,740
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75% , 11/15/28 .................. 1,000 1,025,509
4.50% , 06/12/29 .................. 200 204,304
3.75% , 10/10/29 .................. 200 199,519
Nederlandse Waterschapsbank NV
(b)
4.00% , 06/01/28 .................. 635 639,019
4.38% , 02/28/29
(d)
................. 1,200 1,222,088
4.50% , 01/16/30 .................. 405 414,774
1.00% , 05/28/30 .................. 55 48,765
12,516,229
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
.... 400 409,025
Norway — 0.1%
Equinor ASA
3.00% , 04/06/27 .................. 271 268,968
7.25% , 09/23/27 .................. 429 452,757
4.25% , 06/02/28 .................. 540 545,386
3.63% , 09/10/28 .................. 1,598 1,595,037
6.50% , 12/01/28
(b)
................. 670 715,856
3.13% , 04/06/30 .................. 1,465 1,410,902
2.38% , 05/22/30 .................. 786 732,385
4.50% , 09/03/30 .................. 175 177,035
5.13% , 06/03/35 .................. 640 655,072
4.75% , 11/14/35 .................. 350 347,439
3.63% , 04/06/40 .................. 535 452,730
5.10% , 08/17/40 .................. 739 730,632
4.25% , 11/23/41 .................. 702 617,502
3.95% , 05/15/43 .................. 1,136 952,680
4.80% , 11/08/43 .................. 539 500,944
3.25% , 11/18/49 .................. 1,231 860,931
3.70% , 04/06/50 .................. 1,240 939,322
Kommunalbanken AS
(b)
4.00% , 01/19/28 .................. 4,550 4,580,127
4.25% , 01/24/29 .................. 1,300 1,319,622
3.63% , 09/04/29 .................. 1,500 1,493,023
1.13% , 06/14/30 .................. 705 629,115
4.13% , 08/29/30 .................. 632 638,722
20,616,187
Pakistan — 0.0%
Pakistan Water & Power Development
Authority , 7.50% , 06/04/31
(e)
.......... 400 389,562
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 600 502,627
5.13% , 08/11/61 .................. 1,200 970,406
Autoridad del Canal de Panama , 4.95% ,
07/29/35 ....................... 200 194,710
Empresa de Transmision Electrica SA , 5.13% ,
05/02/49 ....................... 400 307,983
1,975,726
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27 .................. 400 388,381
5.95% , 04/30/29 .................. 400 417,851
5.50% , 05/06/30 .................. 400 412,719
Fondo MIVIVIENDA SA , 4.63% , 04/12/27 ... 550 552,354

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
Petroleos del Peru SA
4.75% , 06/19/32 .................. USD 800 $ 604,246
5.63% , 06/19/47
(d)
................. 2,000 1,345,173
3,720,724
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond ,
8.60% , 06/15/27 .................. 387 410,274
Development Bank of the Philippines , 2.38% ,
03/11/31
(e)
...................... 400 363,335
ROP Sukuk Trust
5.05% , 06/06/29
(e)
................. 1,000 1,023,394
1,797,003
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25% , 10/31/28 .................. 1,000 1,058,058
5.38% , 05/22/33 .................. 1,600 1,648,656
5.75% , 07/09/34 .................. 1,800 1,890,611
6.25% , 07/09/54 .................. 1,600 1,644,204
6,241,529
Qatar — 0.0%
QatarEnergy
(e)
2.25% , 07/12/31 .................. 3,400 3,050,523
3.13% , 07/12/41 .................. 3,400 2,593,636
3.30% , 07/12/51 .................. 4,000 2,761,185
8,405,344
Republic of Turkiye — 0.0%
Turkiye Ihracat Kredi Bankasi A/S
7.50% , 02/06/28
(e)
................. 400 418,637
6.88% , 07/03/28
(e)
................. 600 621,001
6.38% , 10/03/30
(e)
................. 400 400,862
6.38% , 01/15/31
(b)
................. 600 597,492
Turkiye Vakiflar Bankasi TAO , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.67%), 8.99% , 10/05/34
(e) (g)
... 800 846,325
Turkiye Varlik Fonu Yonetimi A/S
(e)
8.25% , 02/14/29 .................. 400 428,144
6.88% , 02/10/31 .................. 600 608,897
7.75% , 09/10/35 .................. 400 415,997
4,337,355
Saudi Arabia — 0.1%
KSA Sukuk Ltd.
(e)
5.25% , 06/04/27 .................. 1,200 1,218,366
5.25% , 06/04/30 .................. 1,800 1,860,648
5.25% , 06/04/34 .................. 2,200 2,253,128
Saudi Arabian Oil Co.
4.00% , 02/02/29
(b)
................. 400 397,272
3.50% , 04/16/29
(e)
................. 2,800 2,733,025
4.75% , 06/02/30
(e)
................. 1,400 1,415,988
2.25% , 11/24/30
(e)
................. 2,000 1,802,294
4.38% , 02/02/31
(b)
................. 1,200 1,190,878
5.25% , 07/17/34
(e)
................. 2,000 2,036,793
5.38% , 06/02/35
(e)
................. 1,200 1,221,724
5.00% , 02/02/36
(b)
................. 1,000 981,286
4.25% , 04/16/39
(e)
................. 2,800 2,502,198
4.38% , 04/16/49
(e)
................. 2,700 2,198,045
3.25% , 11/24/50
(e)
................. 2,400 1,551,804
5.75% , 07/17/54
(e)
................. 2,000 1,896,522
6.38% , 06/02/55
(e)
................. 2,400 2,455,302
6.00% , 02/02/56
(b)
................. 400 389,138
5.88% , 07/17/64
(e)
................. 2,200 2,097,809
3.50% , 11/24/70
(e)
................. 2,400 1,469,224
SRC Sukuk Ltd.
(e)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.00% , 02/27/28 .................. USD 1,000 $ 1,010,588
4.38% , 04/02/29 .................. 1,400 1,396,628
5.38% , 02/27/35 .................. 1,000 1,021,544
4.88% , 10/02/35 .................. 1,000 980,422
36,080,626
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.00% , 10/28/29
(e)
.......... 1,000 1,004,333
Singapore — 0.0%
Clifford Capital Credit Solutions Pte. Ltd.
(e)
3.38% , 03/07/28 .................. 200 197,984
4.78% , 01/14/30 .................. 400 411,376
609,360
South Africa — 0.0%
Eskom Holdings
(e)
4.31% , 07/23/27 .................. 400 396,516
6.35% , 08/10/28 .................. 1,040 1,072,489
1,469,005
South Korea — 0.2%
Export-Import Bank of Korea
2.38% , 04/21/27 .................. 600 590,030
4.00% , 09/11/27 .................. 800 802,749
4.25% , 09/15/27 .................. 1,000 1,006,776
4.13% , 10/17/27 .................. 200 201,126
5.00% , 01/11/28 .................. 1,600 1,635,730
4.63% , 01/14/28 .................. 800 812,371
5.13% , 09/18/28 .................. 1,000 1,032,967
(1-day SOFR + 0.46%), 4.12% , 09/22/28
(g)
400 400,608
1.75% , 10/19/28
(e)
................. 800 758,224
(1-day SOFR + 0.88%), 4.56% , 11/21/28
(e) (g)
650 657,906
4.50% , 01/11/29 .................. 800 816,150
3.75% , 01/13/29 .................. 1,200 1,200,624
(1-day SOFR + 0.40%), 4.09% , 01/13/29
(g)
400 400,120
4.00% , 09/11/29 .................. 800 805,835
(1-day SOFR + 0.82%), 4.49% , 09/11/29
(g)
600 608,312
4.88% , 01/14/30 .................. 1,000 1,030,615
1.25% , 09/21/30 .................. 600 530,209
3.75% , 09/22/30 .................. 1,000 988,162
3.88% , 01/13/31 .................. 1,200 1,192,584
1.38% , 02/09/31 .................. 800 704,882
2.13% , 01/18/32
(d)
................. 400 357,479
4.50% , 09/15/32 .................. 800 815,508
5.13% , 01/11/33 .................. 800 834,095
4.63% , 06/07/33
(e)
................. 400 405,240
5.13% , 09/18/33 .................. 600 627,271
4.63% , 01/11/34 .................. 600 607,497
5.25% , 01/14/35 .................. 400 422,375
4.38% , 01/13/36 .................. 200 196,969
2.50% , 06/29/41 .................. 400 293,769
Industrial Bank of Korea
(e)
(1-day SOFR + 0.58%), 4.24% , 06/24/28
(g)
400 401,472
5.38% , 10/04/28 .................. 600 623,879
4.00% , 09/30/29 .................. 400 402,541
4.38% , 06/24/30
(d)
................. 600 607,857
Korea Development Bank (The)
4.63% , 02/15/27 .................. 1,800 1,815,363
2.25% , 02/24/27 .................. 200 196,853
1.38% , 04/25/27 .................. 800 776,851
4.75% , 06/26/27
(e)
................. 1,000 1,012,778
4.13% , 10/16/27 .................. 600 603,150
4.63% , 02/03/28 .................. 800 812,721
4.38% , 02/15/28 .................. 1,200 1,213,582

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
5.38% , 10/23/28 .................. USD 800 $ 832,258
3.75% , 01/28/29 .................. 1,200 1,200,516
4.50% , 02/15/29 .................. 1,200 1,224,998
(1-day SOFR + 0.76%), 4.44% , 02/03/30
(g)
800 808,330
4.88% , 02/03/30 .................. 1,200 1,237,991
3.75% , 09/16/30 .................. 860 850,125
1.63% , 01/19/31 .................. 300 267,660
4.00% , 01/28/31 .................. 1,200 1,199,244
(1-day SOFR + 0.50%), 4.18% , 01/28/31
(g)
400 400,768
2.00% , 10/25/31 .................. 400 358,356
4.25% , 09/08/32 .................. 600 603,070
4.38% , 02/15/33 .................. 800 798,746
5.63% , 10/23/33 .................. 600 647,928
Korea Electric Power Corp.
(e)
4.00% , 06/14/27 .................. 200 200,176
4.75% , 02/13/28 .................. 400 405,889
5.50% , 04/06/28 .................. 200 206,284
(1-day SOFR + 0.62%), 4.30% , 11/12/28
(g)
600 601,019
4.13% , 11/12/30 .................. 600 598,404
Korea Expressway Corp. , 5.00% , 05/14/27
(e)
. 400 405,543
Korea Gas Corp.
3.88% , 07/13/27
(e)
................. 400 399,699
3.13% , 07/20/27
(e)
................. 200 197,726
4.88% , 07/05/28
(e)
................. 400 408,376
5.00% , 07/08/29
(e)
................. 600 619,407
2.88% , 07/16/29
(e)
................. 700 675,200
4.25% , 07/10/30
(e)
................. 400 402,139
2.00% , 07/13/31
(e)
................. 600 536,226
6.25% , 01/20/42
(b) (d)
................ 600 658,245
Korea Housing Finance Corp.
4.88% , 08/27/27
(e)
................. 400 406,243
4.63% , 02/24/28
(e)
................. 1,000 1,015,532
4.13% , 03/12/28
(e)
................. 600 603,312
(1-day SOFR + 0.49%), 4.15% , 01/15/29
(b) (g)
400 400,028
5.13% , 01/21/30
(e)
................. 400 414,902
3.88% , 09/17/30
(e)
................. 400 395,952
3.88% , 01/15/31
(b)
................. 600 593,592
4.63% , 02/24/33
(e)
................. 400 402,251
Korea Hydro & Nuclear Power Co. Ltd.
(e)
3.13% , 07/25/27 .................. 400 395,254
4.25% , 07/27/27 .................. 600 602,066
5.00% , 07/18/28 .................. 400 409,044
4.63% , 07/29/29
(d)
................. 600 608,124
(1-day SOFR + 0.79%), 4.44% , 07/30/30
(g)
400 402,029
Korea Land & Housing Corp.
(e)
4.25% , 05/28/27 .................. 400 401,303
4.25% , 10/22/27 .................. 400 401,749
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
4.13% , 04/20/27 .................. 400 399,856
5.38% , 05/11/28 .................. 600 615,774
5.13% , 05/08/29 .................. 400 410,634
Korea National Oil Corp.
(e)
3.38% , 03/27/27 .................. 400 397,115
4.88% , 04/03/27 .................. 600 605,700
2.13% , 04/18/27 .................. 600 586,612
4.13% , 09/30/27 .................. 200 200,347
4.63% , 03/31/28 .................. 200 202,495
4.88% , 04/03/28 .................. 600 610,691
4.00% , 09/29/28 .................. 200 200,014
(1-day SOFR + 0.67%), 4.33% , 09/29/28
(g)
600 601,069
4.88% , 04/03/29 .................. 600 614,423
4.25% , 09/30/29 .................. 600 602,024
4.75% , 03/31/30 .................. 200 203,829
4.13% , 09/29/30 .................. 200 198,977
Security
Par (000)
Par (000) Value
South Korea (continued)
1.63% , 10/05/30 .................. USD 600 $ 533,895
2.38% , 04/07/31 .................. 400 364,936
2.63% , 04/18/32 .................. 200 180,597
Korea Railroad Corp. , 4.38% , 05/27/28
(e)
.... 400 403,496
Korea Water Resources Corp. , 4.38% ,
05/21/27
(e)
...................... 200 201,108
61,532,526
Supranational — 1.1%
Africa Finance Corp.
2.88% , 04/28/28
(b)
................. 600 574,855
3.75% , 10/30/29
(e)
................. 800 766,889
African Development Bank
4.13% , 02/25/27 .................. 1,665 1,673,035
4.38% , 11/03/27 .................. 1,910 1,935,082
4.38% , 03/14/28 .................. 2,669 2,710,671
3.88% , 06/12/28 .................. 395 397,356
3.50% , 09/18/29 .................. 750 744,651
4.00% , 03/18/30
(d)
................. 1,800 1,815,260
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(g) (h)
..................... 975 972,133
4.50% , 06/12/35 .................. 720 731,433
African Export-Import Bank (The)
3.99% , 09/21/29
(b)
................. 600 556,796
3.80% , 05/17/31
(b)
................. 545 473,334
4.13% , 01/22/36 .................. 600 590,630
Arab Energy Fund  (The) , 5.43% , 05/02/29
(b)
. 430 444,401
Asian Development Bank
2.38% , 08/10/27 .................. 600 589,501
6.22% , 08/15/27 .................. 143 147,735
3.13% , 08/20/27 .................. 4,455 4,425,124
2.50% , 11/02/27 .................. 1,998 1,962,128
4.38% , 01/14/28 .................. 1,985 2,014,908
2.75% , 01/19/28 .................. 1,255 1,235,723
3.75% , 04/25/28 .................. 3,764 3,776,932
1.25% , 06/09/28 .................. 1,890 1,790,933
5.82% , 06/16/28 .................. 815 853,750
4.50% , 08/25/28 .................. 4,185 4,275,243
3.13% , 09/26/28 .................. 853 842,225
4.88% , 09/26/28 .................. 155 156,018
6.38% , 10/01/28
(d)
................. 530 561,624
4.38% , 03/06/29
(d)
................. 4,212 4,300,504
1.88% , 03/15/29 .................. 545 516,734
4.95% , 04/12/29 .................. 95 95,203
3.63% , 08/28/29 .................. 2,595 2,589,828
1.75% , 09/19/29 .................. 2,771 2,589,172
1.88% , 01/24/30 .................. 4,141 3,859,855
4.75% , 02/12/30 .................. 15 15,133
4.13% , 05/30/30 .................. 2,926 2,970,601
3.75% , 08/28/30
(d)
................. 2,020 2,015,996
0.75% , 10/08/30 .................. 1,925 1,673,732
1.50% , 03/04/31 .................. 1,300 1,160,040
3.13% , 04/27/32 .................. 485 462,186
3.88% , 09/28/32 .................. 695 688,212
4.00% , 01/12/33 .................. 3,060 3,045,807
3.88% , 06/14/33 .................. 8,860 8,730,956
4.13% , 01/12/34 .................. 1,234 1,231,396
4.38% , 03/22/35
(d)
................. 1,890 1,908,214
4.25% , 01/14/36 .................. 3,100 3,091,110
Asian Infrastructure Investment Bank (The)
3.75% , 09/14/27 .................. 1,510 1,513,669
4.00% , 01/18/28 .................. 1,965 1,980,068
3.63% , 09/15/28 .................. 325 325,049
4.13% , 01/18/29 .................. 2,627 2,661,665

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
4.50% , 01/16/30 .................. USD 1,910 $ 1,963,884
4.25% , 03/13/34 .................. 2,415 2,430,152
4.50% , 05/21/35 .................. 1,100 1,121,436
4.13% , 01/14/36 .................. 270 267,059
Banque Ouest Africaine de Developpement
(b)
5.00% , 07/27/27
(d)
................. 655 653,768
4.70% , 10/22/31 .................. 100 92,970
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20% ,
02/13/55
(g)
.................... 420 424,725
Corp. Andina de Fomento
2.25% , 02/08/27 .................. 565 555,881
6.00% , 04/26/27 .................. 1,585 1,626,311
4.13% , 01/07/28 .................. 895 899,792
5.00% , 01/24/29 .................. 2,174 2,238,965
5.00% , 01/22/30 .................. 60 62,044
Council of Europe Development Bank
4.63% , 06/11/27 .................. 730 739,687
3.63% , 01/26/28 .................. 460 460,252
3.63% , 05/08/28 .................. 135 135,036
4.13% , 01/24/29 .................. 1,045 1,058,359
4.50% , 01/15/30 .................. 660 677,745
3.75% , 01/14/31 .................. 1,385 1,379,345
European Bank for Reconstruction &
Development
4.38% , 03/09/28 .................. 1,930 1,959,247
4.13% , 01/25/29 .................. 2,120 2,146,863
4.25% , 03/13/34 .................. 1,800 1,808,214
European Investment Bank
1.38% , 03/15/27 .................. 3,115 3,040,218
4.38% , 03/19/27 .................. 3,490 3,519,861
2.38% , 05/24/27 .................. 2,030 1,998,377
0.63% , 10/21/27 .................. 635 604,187
3.25% , 11/15/27 .................. 1,528 1,519,927
3.88% , 03/15/28 .................. 3,385 3,405,535
3.88% , 06/15/28 .................. 70 70,469
4.50% , 10/16/28 .................. 3,927 4,016,803
4.00% , 02/15/29 .................. 6,565 6,633,587
1.75% , 03/15/29 .................. 1,540 1,454,715
4.75% , 06/15/29 .................. 5,375 5,558,588
1.63% , 10/09/29 .................. 1,517 1,410,032
3.75% , 11/15/29 .................. 5,125 5,132,737
4.50% , 03/14/30 .................. 935 962,096
0.88% , 05/17/30 .................. 1,345 1,192,989
3.63% , 07/15/30 .................. 3,310 3,287,196
0.75% , 09/23/30 .................. 2,406 2,095,861
3.88% , 10/15/30 .................. 1,470 1,474,097
1.25% , 02/14/31 .................. 3,280 2,894,002
3.75% , 03/13/31 .................. 5,720 5,698,796
1.63% , 05/13/31 .................. 640 572,154
4.38% , 10/10/31 .................. 4,315 4,415,814
4.25% , 08/16/32 .................. 1,955 1,979,945
3.75% , 02/14/33 .................. 10,310 10,108,982
4.13% , 02/13/34 .................. 3,810 3,803,553
4.63% , 02/12/35 .................. 1,650 1,696,748
4.88% , 02/15/36 .................. 1,400 1,465,322
Inter-American Development Bank
4.38% , 02/01/27 .................. 1,625 1,636,507
2.38% , 07/07/27 .................. 2,210 2,172,957
0.63% , 09/16/27 .................. 1,645 1,568,840
4.00% , 01/12/28 .................. 2,870 2,892,396
1.13% , 07/20/28 .................. 3,063 2,884,314
3.13% , 09/18/28 .................. 3,108 3,069,460
4.13% , 02/15/29
(d)
................. 4,190 4,246,930
2.25% , 06/18/29 .................. 3,558 3,398,558
Security
Par (000)
Par (000) Value
Supranational (continued)
3.50% , 09/14/29 .................. USD 2,765 $ 2,747,232
4.50% , 02/15/30 .................. 1,805 1,856,290
3.75% , 06/14/30 .................. 820 819,941
1.13% , 01/13/31 .................. 4,425 3,886,848
3.63% , 09/17/31
(d)
................. 560 551,671
3.50% , 04/12/33 .................. 9,825 9,452,622
4.50% , 09/13/33 .................. 1,815 1,858,956
4.38% , 07/17/34 .................. 3,105 3,139,760
4.38% , 07/16/35 .................. 2,465 2,483,105
4.13% , 01/23/36 .................. 2,780 2,738,304
3.88% , 10/28/41 .................. 889 793,094
3.20% , 08/07/42 .................. 280 227,497
4.38% , 01/24/44 .................. 958 894,514
Inter-American Investment Corp.
3.63% , 02/17/27 .................. 320 319,483
4.13% , 02/15/28 .................. 945 952,714
4.75% , 09/19/28 .................. 905 928,385
3.63% , 11/20/28 .................. 400 399,075
4.25% , 02/14/29 .................. 1,255 1,273,358
4.25% , 04/01/30 .................. 1,385 1,405,346
International Bank for Reconstruction &
Development
3.13% , 06/15/27 .................. 4,694 4,665,327
2.50% , 11/22/27 .................. 3,346 3,283,773
0.75% , 11/24/27 .................. 4,688 4,458,229
1.38% , 04/20/28 .................. 3,890 3,708,741
3.63% , 05/05/28
(d)
................. 1,160 1,160,912
4.50% , 06/26/28 .................. 10,175 10,205,074
3.50% , 07/12/28 .................. 4,451 4,439,733
4.63% , 08/01/28 .................. 4,649 4,760,852
1.13% , 09/13/28 .................. 4,692 4,403,584
3.63% , 09/21/29 .................. 3,575 3,566,021
3.88% , 10/16/29 .................. 2,990 3,007,592
1.75% , 10/23/29 .................. 3,139 2,927,307
3.88% , 02/14/30 .................. 6,180 6,212,124
4.13% , 03/20/30 .................. 3,835 3,889,521
0.88% , 05/14/30 .................. 4,470 3,963,927
4.00% , 07/25/30 .................. 4,120 4,152,520
0.75% , 08/26/30 .................. 4,150 3,621,561
3.50% , 10/28/30 .................. 750 740,014
4.00% , 01/10/31 .................. 6,024 6,066,109
1.25% , 02/10/31 .................. 4,040 3,564,061
4.50% , 04/10/31 .................. 4,420 4,549,954
1.63% , 11/03/31 .................. 6,212 5,478,309
4.63% , 01/15/32 .................. 3,225 3,339,460
2.50% , 03/29/32
(d)
................. 1,455 1,339,227
4.00% , 05/06/32 .................. 1,245 1,246,374
4.75% , 11/14/33 .................. 3,600 3,744,726
5.10% , 04/05/34 .................. 50 50,412
5.75% , 05/02/34 .................. 20 20,108
3.88% , 08/28/34 .................. 9,185 8,960,063
4.75% , 02/15/35
(d)
................. 2,148 2,227,567
4.38% , 08/27/35 .................. 2,115 2,132,408
International Development Association
0.75% , 06/10/27
(e)
................. 490 471,321
4.88% , 11/01/28
(b)
................. 2,330 2,402,157
4.38% , 06/11/29
(b)
................. 4,425 4,516,316
4.38% , 11/27/29
(b)
................. 3,055 3,122,234
4.00% , 06/11/30
(b)
................. 70 70,485
1.00% , 12/03/30
(b)
................. 35 30,609
3.75% , 09/12/31
(b)
................. 290 287,195
3.88% , 09/17/32
(b)
................. 30 29,639
4.50% , 02/12/35
(b)
................. 1,300 1,321,725
International Finance Corp.
4.50% , 01/21/28 .................. 475 483,262

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
4.50% , 07/13/28 .................. USD 2,205 $ 2,250,548
4.25% , 07/02/29 .................. 1,250 1,272,527
3.88% , 07/02/30 .................. 175 175,452
0.75% , 08/27/30
(d)
................. 1,550 1,352,116
New Development Bank (The) , 4.68% ,
11/07/27
(e)
...................... 1,200 1,215,051
Nordic Investment Bank
3.38% , 09/08/27 .................. 370 368,661
4.38% , 03/14/28 .................. 805 817,342
4.25% , 02/28/29 .................. 515 523,535
3.75% , 05/09/30 .................. 375 374,518
382,726,266
Sweden — 0.0%
Kommuninvest I Sverige AB , 3.50% , 08/25/27
(b)
200 199,489
Svensk Exportkredit AB
2.25% , 03/22/27 .................. 1,535 1,509,452
3.75% , 09/13/27 .................. 1,200 1,201,781
4.13% , 06/14/28 .................. 1,430 1,444,279
4.25% , 02/01/29 .................. 960 974,070
4.88% , 10/04/30 .................. 1,305 1,357,880
6,686,951
Thailand — 0.0%
Export-Import Bank of Thailand
(e)
3.90% , 06/02/27 .................. 200 199,422
5.35% , 05/16/29 .................. 600 619,851
819,273
United Arab Emirates — 0.0%
(e)
Abu Dhabi Future Energy Co. PJSC Masdar
4.88% , 07/25/29 .................. 600 609,266
4.88% , 05/21/30 .................. 400 405,028
4.88% , 07/25/33 .................. 800 801,084
5.25% , 07/25/34 .................. 400 407,285
5.38% , 05/21/35 .................. 600 617,221
Finance Department Government of Sharjah
6.50% , 11/23/32 .................. 800 843,011
3.63% , 03/10/33 .................. 800 708,083
6.13% , 03/06/36 .................. 1,200 1,227,706
4.00% , 07/28/50 .................. 1,000 664,279
4.38% , 03/10/51 .................. 400 280,890
RAK Capital , 5.00% , 03/12/35 ........... 1,000 1,022,967
7,586,820
United Kingdom — 0.0%
Bank of England Euro Note , 4.50% , 03/05/27
(b)
230 232,069
Uzbekistan — 0.0%
Uzbekneftegaz JSC , 8.75% , 05/07/30
(e)
..... 1,200 1,296,659
Total Foreign Agency Obligations — 2 .7%
(Cost: $ 950,174,698 ) .............................. 944,628,627
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(e)
8.25% , 05/09/28 .................. 1,600 1,610,049
8.00% , 11/26/29 .................. 1,800 1,768,884
9.24% , 01/15/31 .................. 1,000 1,009,136
8.75% , 04/14/32 .................. 1,600 1,564,635
9.88% , 10/15/35 .................. 800 802,134
9.38% , 05/08/48 .................. 1,600 1,417,364
9.13% , 11/26/49 .................. 1,200 1,038,734
9,210,936
Security
Par (000)
Par (000) Value
Argentina — 0.2%
Argentine Republic (The)
1.00% , 07/09/29 .................. USD 3,138 $ 2,728,955
0.75% , 07/09/30
(i)
................. 19,704 16,451,731
4.12% , 07/09/35
(i)
................. 31,638 24,350,290
5.00% , 01/09/38
(i)
................. 15,055 12,043,038
3.50% , 07/09/41
(i)
................. 12,830 9,279,454
4.12% , 07/09/46
(d) (i)
................ 2,446 1,792,033
Ciudad Autonoma De Buenos Aires
(e)
7.50% , 06/01/27 .................. 600 610,365
7.80% , 11/26/33 .................. 600 616,162
Province of Santa Fe , 8.10% , 12/11/34
(e)
.... 800 781,369
Provincia de Buenos Aires
(e)(i)
5.88% , 09/01/37 .................. 750 533,017
6.63% , 09/01/37 .................. 5,648 4,563,626
Provincia de Cordoba , 9.75% , 07/02/32
(d) (e)
... 800 836,064
74,586,104
Armenia — 0.0%
Republic of Armenia
(e)
3.60% , 02/02/31 .................. 600 546,281
6.75% , 03/12/35 .................. 800 833,915
1,380,196
Azerbaijan — 0.0%
Republic of Azerbaijan
(e)
5.13% , 09/01/29 .................. 200 203,200
3.50% , 09/01/32 .................. 950 885,087
1,088,287
Bahamas — 0.0%
Commonwealth of the Bahamas
(e)
8.95% , 10/15/32 .................. 410 462,405
8.25% , 06/24/36 .................. 1,200 1,346,534
1,808,939
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL
4.50% , 03/30/27
(e)
................. 1,000 990,994
3.95% , 09/16/27
(e)
................. 1,000 979,866
3.88% , 05/18/29
(e)
................. 1,000 943,899
6.25% , 10/18/30
(e)
................. 800 810,086
6.00% , 02/12/31
(e)
................. 1,000 1,002,913
5.88% , 06/05/32
(e)
................. 1,200 1,185,705
6.25% , 07/07/33
(e)
................. 1,600 1,610,176
5.87% , 02/06/34
(e)
................. 1,600 1,582,720
6.12% , 09/03/34
(b)
................. 200 200,359
Kingdom of Bahrain
4.25% , 01/25/28
(e)
................. 600 585,878
7.00% , 10/12/28
(e)
................. 1,400 1,446,264
6.75% , 09/20/29
(e)
................. 1,200 1,225,382
7.38% , 05/14/30
(e)
................. 1,100 1,153,387
5.63% , 09/30/31
(e)
................. 1,000 972,252
5.45% , 09/16/32
(e)
................. 1,000 946,962
5.25% , 01/25/33
(e)
................. 1,200 1,115,541
5.63% , 05/18/34
(e)
................. 1,400 1,305,597
7.75% , 04/18/35
(e)
................. 1,000 1,062,969
7.50% , 02/12/36
(e)
................. 1,000 1,044,570
7.50% , 07/07/37
(e)
................. 600 624,515
6.63% , 10/06/37
(e)
................. 1,000 963,778
7.10% , 02/03/38
(b)
................. 1,200 1,195,368
6.00% , 09/19/44
(e)
................. 1,200 1,025,935
7.50% , 09/20/47
(e)
................. 1,000 993,947
6.25% , 01/25/51
(e)
................. 400 344,153
25,313,216

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(e)
USD 500 $ 534,628
Belgium — 0.0%
Kingdom of Belgium , 4.88% , 06/10/55
(e)
..... 1,200 1,068,972
Benin — 0.0%
Benin Government Bond
(e)
7.96% , 02/13/38 .................. 1,000 1,045,711
8.38% , 01/23/41 .................. 500 529,500
Benin Sukuk SA , 6.20% , 01/29/33
(b)
....... 200 199,160
1,774,371
Bermuda — 0.0%
Bermuda Government Bond
(e)
4.75% , 02/15/29 .................. 460 464,338
2.38% , 08/20/30 .................. 1,135 1,031,089
5.00% , 07/15/32 .................. 1,195 1,204,327
3.38% , 08/20/50
(d)
................. 760 522,512
3,222,266
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50% , 03/20/28 .................. 1,000 939,925
7.50% , 03/02/30
(d)
................. 800 747,597
1,687,522
Brazil — 0.1%
Federative Republic of Brazil
10.13% , 05/15/27 ................. 600 642,759
4.63% , 01/13/28 .................. 3,000 3,007,326
4.50% , 05/30/29 .................. 1,800 1,788,611
3.88% , 06/12/30 .................. 3,400 3,254,945
5.50% , 11/06/30 .................. 1,800 1,831,846
6.25% , 03/18/31 .................. 1,900 1,990,146
3.75% , 09/12/31
(d)
................. 1,600 1,482,302
6.13% , 01/22/32 .................. 2,000 2,067,096
5.50% , 02/04/33 .................. 1,400 1,378,399
6.00% , 10/20/33 .................. 2,200 2,224,279
8.25% , 01/20/34 .................. 1,575 1,829,314
6.13% , 03/15/34 .................. 2,200 2,223,656
6.63% , 03/15/35 .................. 4,200 4,319,262
7.13% , 01/20/37 .................. 1,500 1,640,728
5.63% , 01/07/41
(d)
................. 2,200 2,042,549
5.00% , 01/27/45 .................. 3,400 2,715,871
5.63% , 02/21/47 .................. 2,800 2,379,482
4.75% , 01/14/50 .................. 3,900 2,863,442
7.13% , 05/13/54 .................. 2,800 2,796,634
7.25% , 01/12/56 .................. 400 398,751
42,877,398
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(e)
1,600 1,576,943
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(e)
... 200 200,552
Canada — 0.2%
Canadian Government Bond
3.75% , 04/26/28 .................. 690 692,497
4.63% , 04/30/29 .................. 2,770 2,851,407
4.00% , 03/18/30 .................. 3,255 3,287,593
Province of Alberta
3.30% , 03/15/28 .................. 3,195 3,167,160
4.50% , 06/26/29 .................. 100 102,292
1.30% , 07/22/30 .................. 2,870 2,563,340
4.50% , 01/24/34 .................. 380 382,849
4.30% , 11/02/35 .................. 15 14,701
Province of British Columbia
Security
Par (000)
Par (000) Value
Canada (continued)
4.70% , 01/24/28 .................. USD 75 $ 76,473
4.80% , 11/15/28 .................. 1,700 1,747,791
4.90% , 04/24/29 .................. 2,415 2,497,938
1.30% , 01/29/31 .................. 1,030 905,017
4.20% , 07/06/33
(d)
................. 2,060 2,038,923
4.75% , 06/12/34 .................. 2,225 2,272,011
4.80% , 06/11/35
(d)
................. 1,880 1,914,932
7.25% , 09/01/36 .................. 250 302,406
Province of Manitoba
1.50% , 10/25/28 .................. 290 273,077
4.30% , 07/27/33 .................. 10 9,949
4.90% , 05/31/34 .................. 1,500 1,544,305
Province of New Brunswick , 3.63% , 02/24/28 . 950 946,318
Province of Ontario
3.10% , 05/19/27 .................. 400 397,116
1.05% , 05/21/27 .................. 410 396,365
4.20% , 01/18/29 .................. 2,640 2,674,621
3.70% , 09/17/29 .................. 2,000 1,993,576
2.00% , 10/02/29 .................. 2,233 2,097,164
4.70% , 01/15/30 .................. 290 298,855
3.90% , 09/04/30 .................. 20 19,979
1.13% , 10/07/30 .................. 2,585 2,276,043
1.60% , 02/25/31 .................. 1,420 1,264,523
1.80% , 10/14/31 .................. 785 695,006
2.13% , 01/21/32 .................. 1,630 1,457,643
5.05% , 04/24/34
(d)
................. 1,700 1,775,897
4.85% , 06/11/35 .................. 1,180 1,210,459
4.45% , 11/20/35
(d)
................. 2,015 1,999,278
Province of Quebec
2.75% , 04/12/27 .................. 3,202 3,166,280
3.63% , 04/13/28
(d)
................. 1,055 1,053,195
4.50% , 04/03/29 .................. 3,635 3,713,078
7.50% , 09/15/29 .................. 743 834,352
1.35% , 05/28/30 .................. 1,840 1,654,765
3.88% , 01/14/31
(d)
................. 4,140 4,120,829
1.90% , 04/21/31 .................. 1,225 1,101,768
4.50% , 09/08/33 .................. 1,085 1,094,406
4.25% , 09/05/34 .................. 2,080 2,045,606
4.63% , 08/28/35 .................. 2,000 2,009,523
Province of Saskatchewan
3.25% , 06/08/27 .................. 265 263,236
4.65% , 01/28/30 .................. 415 426,193
67,630,735
Chile — 0.1%
Republic of Chile
3.24% , 02/06/28 .................. 1,600 1,573,657
4.85% , 01/22/29 .................. 1,600 1,632,388
2.45% , 01/31/31 .................. 1,600 1,462,989
4.35% , 04/13/31 .................. 800 796,324
2.55% , 01/27/32 .................. 1,400 1,252,299
2.55% , 07/27/33 .................. 2,200 1,899,672
3.50% , 01/31/34 .................. 1,400 1,281,738
4.95% , 01/05/36 .................. 1,611 1,619,590
5.65% , 01/13/37 .................. 1,200 1,264,977
3.10% , 05/07/41 .................. 2,700 2,073,151
4.34% , 03/07/42 .................. 2,000 1,777,537
3.63% , 10/30/42 .................. 550 446,356
3.86% , 06/21/47 .................. 1,000 799,218
3.50% , 01/25/50 .................. 2,050 1,497,356
4.00% , 01/31/52
(d)
................. 1,000 790,061
3.50% , 04/15/53 .................. 1,400 997,988
5.33% , 01/05/54 .................. 1,647 1,591,251
3.10% , 01/22/61 .................. 1,804 1,117,228

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile (continued)
3.25% , 09/21/71 .................. USD 1,200 $ 741,671
24,615,451
China — 0.0%
People's Republic of China
(e)
2.63% , 11/02/27 .................. 1,000 989,753
4.13% , 11/20/27
(d)
................. 600 609,715
3.50% , 10/19/28 .................. 800 803,489
3.63% , 11/13/28 .................. 2,000 2,014,121
4.25% , 11/20/29 .................. 600 618,678
2.13% , 12/03/29 .................. 2,000 1,912,424
1.20% , 10/21/30 .................. 1,800 1,623,084
3.75% , 11/13/30 .................. 2,000 2,014,214
1.75% , 10/26/31
(d)
................. 1,000 911,929
2.75% , 12/03/39 .................. 900 788,905
4.00% , 10/19/48 .................. 400 380,768
2.25% , 10/21/50
(d)
................. 600 408,347
2.50% , 10/26/51
(d)
................. 600 428,314
13,503,741
Colombia — 0.1%
Republic of Colombia
3.88% , 04/25/27 .................. 662 656,385
5.38% , 01/21/29 .................. 1,200 1,197,193
4.50% , 03/15/29 .................. 1,400 1,360,349
3.00% , 01/30/30 .................. 1,025 920,962
7.38% , 04/25/30 .................. 1,800 1,889,831
6.13% , 01/21/31 .................. 800 799,278
3.13% , 04/15/31 .................. 1,800 1,559,529
3.25% , 04/22/32 .................. 1,400 1,182,816
6.50% , 01/21/33 .................. 1,000 994,918
8.00% , 04/20/33 .................. 1,559 1,675,592
7.50% , 02/02/34 .................. 2,002 2,094,284
8.50% , 04/25/35 .................. 1,800 1,984,401
8.00% , 11/14/35 .................. 1,800 1,927,725
7.75% , 11/07/36 .................. 1,800 1,888,063
7.38% , 09/18/37 .................. 1,700 1,733,864
6.13% , 01/18/41 .................. 2,050 1,814,700
5.63% , 02/26/44 .................. 2,000 1,625,185
5.00% , 06/15/45 .................. 2,760 2,036,843
5.20% , 05/15/49 .................. 1,689 1,246,114
4.13% , 05/15/51 .................. 800 499,585
8.75% , 11/14/53 .................. 1,800 1,975,892
8.38% , 11/07/54
(d)
................. 1,600 1,692,188
3.88% , 02/15/61 .................. 600 351,418
33,107,115
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13% , 02/19/31 .................. 1,200 1,252,603
6.55% , 04/03/34 .................. 1,400 1,512,533
5.63% , 04/30/43
(d)
................. 400 381,239
7.00% , 04/04/44 .................. 800 868,829
7.16% , 03/12/45 .................. 1,400 1,534,899
7.30% , 11/13/54
(d)
................. 1,500 1,668,535
7,218,638
Dominican Republic — 0.1%
Dominican Republic Government Bond
(e)
6.00% , 07/19/28 .................. 1,200 1,230,123
5.50% , 02/22/29 .................. 1,750 1,776,448
4.50% , 01/30/30 .................. 1,900 1,854,792
7.05% , 02/03/31
(d)
................. 1,200 1,283,671
4.88% , 09/23/32 .................. 2,900 2,776,165
6.00% , 02/22/33 .................. 1,650 1,679,292
5.88% , 10/28/35 .................. 1,800 1,793,059
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.60% , 06/01/36 .................. USD 600 $ 627,820
6.95% , 03/15/37 .................. 2,000 2,135,013
5.30% , 01/21/41 .................. 1,200 1,090,228
7.45% , 04/30/44 .................. 1,400 1,538,881
6.85% , 01/27/45 .................. 1,900 1,968,981
6.50% , 02/15/48
(d)
................. 950 947,605
6.40% , 06/05/49 .................. 1,500 1,482,462
7.15% , 02/24/55 .................. 1,015 1,084,849
5.88% , 01/30/60 .................. 3,250 2,888,264
26,157,653
Ecuador — 0.1%
Amazon Conservation DAC , 6.03% , 01/16/42
(b)
1,000 1,029,972
Republic of Ecuador
0.00% , 07/31/30
(e) (j)
................ 832 700,765
6.90% , 07/31/30
(e) (i)
................ 767 760,835
8.75% , 01/29/34
(b)
................. 1,800 1,820,537
6.90% , 07/31/35
(e) (i)
................ 6,127 5,592,630
9.25% , 01/29/39
(b)
................. 1,655 1,698,788
5.00% , 07/31/40
(e) (i)
................ 2,885 2,378,613
13,982,140
Egypt — 0.1%
(e)
Arab Republic of Egypt
5.80% , 09/30/27 .................. 1,000 998,918
6.59% , 02/21/28 .................. 1,200 1,215,184
7.60% , 03/01/29 .................. 1,803 1,886,161
8.63% , 02/04/30 .................. 1,400 1,523,400
5.88% , 02/16/31 .................. 1,400 1,362,925
7.05% , 01/15/32 .................. 1,000 1,011,492
7.63% , 05/29/32 .................. 1,600 1,652,224
9.45% , 02/04/33 .................. 800 899,143
7.30% , 09/30/33 .................. 1,100 1,103,167
6.88% , 04/30/40 .................. 500 461,725
8.50% , 01/31/47 .................. 2,400 2,316,426
7.90% , 02/21/48 .................. 1,400 1,264,837
8.70% , 03/01/49 .................. 1,400 1,366,160
8.88% , 05/29/50 .................. 2,000 1,970,249
8.75% , 09/30/51 .................. 800 778,455
8.15% , 11/20/59 .................. 400 366,418
7.50% , 02/16/61 .................. 1,400 1,187,079
Egyptian Financial Co. for Sovereign Taskeek
(The)
6.38% , 04/07/29 .................. 600 608,471
7.95% , 10/07/32 .................. 800 841,501
22,813,935
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63% , 02/28/29 .................. 431 461,996
9.25% , 04/17/30
(d)
................. 1,050 1,137,322
8.25% , 04/10/32 .................. 500 537,876
7.65% , 06/15/35 .................. 918 950,931
7.12% , 01/20/50
(d)
................. 998 915,413
9.50% , 07/15/52 .................. 900 1,020,091
9.65% , 11/21/54 .................. 1,100 1,255,452
6,279,081
Finland — 0.0%
(b)
Kuntarahoitus OYJ
3.25% , 08/24/27 .................. 290 288,088
3.63% , 10/09/29 .................. 1,555 1,547,743
Republic of Finland
0.88% , 05/20/30 .................. 450 397,642
4.38% , 07/02/34 .................. 1,000 1,007,326
3,240,799

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gabon — 0.0%
Gabon Government Bond
(e)
9.50% , 02/18/29 .................. USD 600 $ 563,108
6.63% , 02/06/31 .................. 800 679,547
7.00% , 11/24/31 .................. 600 502,490
1,745,145
Georgia — 0.0%
Georgia Government Bond , 5.13% , 01/28/31
(b)
200 197,046
Ghana — 0.0%
Republic of Ghana
(e)
5.00% , 07/03/29
(i)
................. 2,389 2,341,001
5.00% , 07/03/35
(i)
................. 4,291 3,904,554
1.50% , 01/03/37 .................. 450 253,299
6,498,854
Guatemala — 0.0%
Republic of Guatemala
(e)
4.38% , 06/05/27 .................. 400 397,912
4.88% , 02/13/28 .................. 400 400,402
5.25% , 08/10/29
(d)
................. 600 605,387
4.90% , 06/01/30 .................. 400 398,241
6.05% , 08/06/31 .................. 600 622,451
5.38% , 04/24/32
(d)
................. 700 704,180
7.05% , 10/04/32 .................. 600 655,097
3.70% , 10/07/33 .................. 600 534,589
6.60% , 06/13/36 .................. 1,000 1,068,999
6.25% , 08/15/36 .................. 800 833,879
6.55% , 02/06/37 .................. 800 850,050
4.65% , 10/07/41 .................. 400 344,940
6.13% , 06/01/50
(d)
................. 1,400 1,369,254
6.88% , 08/15/55 .................. 600 638,886
9,424,267
Honduras — 0.0%
Republic of Honduras
(e)
5.63% , 06/24/30 .................. 550 552,305
8.63% , 11/27/34 .................. 1,000 1,147,456
1,699,761
Hong Kong — 0.0%
Hong Kong Government International Bond
4.25% , 07/24/27
(b)
................. 1,000 1,009,744
4.50% , 01/11/28
(b)
................. 1,200 1,219,847
4.00% , 06/07/28
(b) (d)
................ 1,000 1,007,920
4.13% , 06/10/30
(b)
................. 800 809,324
1.38% , 02/02/31
(b)
................. 1,200 1,064,754
1.75% , 11/24/31
(e)
................. 800 712,662
4.63% , 01/11/33
(b)
................. 1,200 1,223,970
4.00% , 06/07/33
(b)
................. 800 785,287
2.38% , 02/02/51
(b)
................. 400 253,836
5.25% , 01/11/53
(b)
................. 400 418,546
Hong Kong Sukuk 2017 Ltd. , 3.13% , 02/28/27
(e)
800 796,086
9,301,976
Hungary — 0.1%
Hungary Government Bond
6.13% , 05/22/28
(e)
................. 2,000 2,072,155
5.25% , 06/16/29
(e)
................. 1,600 1,628,185
5.38% , 09/26/30
(e)
................. 1,200 1,227,628
2.13% , 09/22/31
(e)
................. 2,200 1,891,362
6.25% , 09/22/32
(e)
................. 1,800 1,908,319
5.50% , 06/16/34
(e)
................. 1,200 1,210,233
6.00% , 09/26/35
(e)
................. 800 824,579
5.50% , 03/26/36
(e)
................. 2,400 2,381,904
7.63% , 03/29/41 .................. 1,910 2,217,289
3.13% , 09/21/51
(e)
................. 2,000 1,227,693
Security
Par (000)
Par (000) Value
Hungary (continued)
6.75% , 09/25/52
(e)
................. USD 1,200 $ 1,273,309
6.75% , 09/23/55
(e)
................. 1,600 1,665,222
19,527,878
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84% , 12/13/27 .................. 400 397,020
3.25% , 02/13/30
(d)
................. 800 761,379
1,158,399
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
(e)
4.15% , 03/29/27 .................. 1,800 1,803,453
4.40% , 06/06/27
(d)
................. 1,600 1,606,562
4.40% , 03/01/28 .................. 1,600 1,608,588
5.40% , 11/15/28 .................. 1,000 1,035,030
4.45% , 02/20/29 .................. 1,100 1,107,189
5.10% , 07/02/29 .................. 1,000 1,024,470
5.00% , 05/25/30 .................. 1,000 1,023,565
2.80% , 06/23/30 .................. 1,000 933,607
4.55% , 07/23/30 .................. 800 801,659
4.50% , 12/01/30 .................. 1,200 1,196,732
2.55% , 06/09/31 .................. 1,030 931,126
4.70% , 06/06/32
(d)
................. 1,400 1,409,291
5.60% , 11/15/33 .................. 900 941,633
5.20% , 07/02/34 .................. 1,200 1,218,676
5.25% , 11/25/34 .................. 800 813,421
5.20% , 07/23/35 .................. 1,000 1,009,629
5.00% , 12/01/35 .................. 1,000 992,828
3.80% , 06/23/50 .................. 1,000 745,611
3.55% , 06/09/51 .................. 800 569,504
5.50% , 07/02/54 .................. 600 590,561
5.65% , 11/25/54
(d)
................. 600 593,952
Republic of Indonesia
3.85% , 07/18/27
(e)
................. 800 799,311
4.15% , 09/20/27 .................. 700 701,829
3.50% , 01/11/28 .................. 1,250 1,239,376
4.55% , 01/11/28 .................. 800 807,443
4.10% , 04/24/28 .................. 1,200 1,204,448
4.75% , 02/11/29 .................. 1,000 1,016,351
4.40% , 03/10/29 .................. 400 402,447
3.40% , 09/18/29 .................. 740 720,439
5.25% , 01/15/30 .................. 1,000 1,034,069
2.85% , 02/14/30 .................. 1,000 945,365
3.85% , 10/15/30 .................. 1,600 1,568,620
4.35% , 02/21/31 .................. 1,000 994,857
1.85% , 03/12/31 .................. 1,200 1,057,062
4.30% , 04/16/31 .................. 800 793,880
2.15% , 07/28/31 .................. 1,200 1,063,233
3.55% , 03/31/32 .................. 1,000 944,420
4.65% , 09/20/32 .................. 1,300 1,302,890
4.85% , 01/11/33 .................. 1,200 1,202,913
4.70% , 02/10/34 .................. 600 592,297
4.75% , 09/10/34 .................. 1,200 1,182,775
5.60% , 01/15/35 .................. 1,000 1,045,446
8.50% , 10/12/35
(e)
................. 1,450 1,836,116
4.95% , 02/21/36 .................. 1,000 987,756
4.90% , 04/16/36 .................. 1,400 1,376,696
6.63% , 02/17/37
(e)
................. 1,450 1,631,862
7.75% , 01/17/38
(e)
................. 2,000 2,468,014
5.25% , 01/17/42
(d) (e)
................ 2,200 2,158,966
4.63% , 04/15/43
(e)
................. 1,200 1,091,448
6.75% , 01/15/44
(e)
................. 1,800 2,044,043
5.13% , 01/15/45
(d) (e)
................ 2,000 1,942,743
5.95% , 01/08/46
(e)
................. 1,300 1,355,850

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.25% , 01/08/47
(d) (e)
................ USD 1,600 $ 1,556,938
4.75% , 07/18/47
(e)
................. 810 737,686
4.35% , 01/11/48 .................. 1,650 1,386,677
5.35% , 02/11/49
(d)
................. 1,000 980,652
3.70% , 10/30/49 .................. 1,000 737,160
3.50% , 02/14/50 .................. 750 530,996
4.20% , 10/15/50 .................. 1,450 1,156,722
3.05% , 03/12/51 .................. 2,000 1,286,462
4.30% , 03/31/52 .................. 600 484,571
5.45% , 09/20/52
(d)
................. 575 556,088
5.65% , 01/11/53
(d)
................. 800 790,624
5.10% , 02/10/54
(d)
................. 800 750,092
5.15% , 09/10/54 .................. 600 563,959
5.48% , 02/21/56 .................. 500 482,978
3.20% , 09/23/61 .................. 800 492,302
4.45% , 04/15/70 .................. 800 623,995
3.35% , 03/12/71 .................. 800 494,249
73,082,203
Iraq — 0.0%
Republic of Iraq , 5.80% , 01/15/28
(e)
........ 641 637,913
Israel — 0.1%
State of Israel Government Bond
6.25% , 11/21/27
(e)
................. 600 622,264
3.25% , 01/17/28 .................. 1,000 981,664
5.38% , 03/12/29 .................. 2,000 2,053,628
2.50% , 01/15/30 .................. 1,000 928,404
5.38% , 02/19/30 .................. 2,600 2,683,054
2.75% , 07/03/30 .................. 1,800 1,673,661
4.50% , 01/13/31 .................. 2,200 2,188,196
6.50% , 11/06/31
(e)
................. 1,400 1,525,235
4.50% , 01/17/33 .................. 2,000 1,951,433
5.50% , 09/18/33 .................. 70 75,005
5.50% , 03/12/34 .................. 3,200 3,296,144
5.63% , 02/19/35 .................. 2,400 2,483,295
5.00% , 01/13/36 .................. 2,000 1,967,801
4.50% , 01/30/43 .................. 1,550 1,353,754
4.13% , 01/17/48 .................. 1,000 782,121
3.38% , 01/15/50 .................. 2,000 1,341,292
3.88% , 07/03/50 .................. 1,950 1,420,996
5.75% , 03/12/54 .................. 3,000 2,873,244
5.88% , 01/13/56 .................. 1,600 1,555,664
3.80% , 05/13/60
(e)
................. 4,800 3,229,921
4.50% , 04/03/2120
(d)
............... 1,200 886,807
35,873,583
Italy — 0.0%
Buoni Poliennali del Tesoro
2.88% , 10/17/29 .................. 1,761 1,692,706
5.38% , 06/15/33 .................. 1,602 1,687,136
4.00% , 10/17/49 .................. 2,417 1,839,174
3.88% , 05/06/51 .................. 2,245 1,653,165
6,872,181
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38% , 03/03/28 .................. 300 304,174
7.63% , 01/30/33 .................. 1,200 1,281,537
6.13% , 06/15/33 .................. 1,200 1,185,707
8.08% , 04/01/36 .................. 1,800 1,919,043
8.25% , 01/30/37 .................. 1,400 1,506,901
6,197,362
Jamaica — 0.0%
Jamaica Government Bond
6.75% , 04/28/28 .................. 1,150 1,183,118
Security
Par (000)
Par (000) Value
Jamaica (continued)
8.00% , 03/15/39 .................. USD 1,200 $ 1,450,219
7.88% , 07/28/45 .................. 1,800 2,170,539
4,803,876
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
7.75% , 01/15/28 .................. 600 624,834
7.50% , 01/13/29 .................. 1,200 1,258,581
5.85% , 07/07/30 .................. 1,200 1,205,661
5.75% , 11/12/32 .................. 600 588,331
7.38% , 10/10/47 .................. 1,000 988,226
4,665,633
Kazakhstan — 0.0%
Republic of Kazakhstan
(e)
4.41% , 10/28/30 .................. 1,600 1,583,624
5.00% , 07/01/32 .................. 1,200 1,210,038
4.71% , 04/09/35 .................. 1,400 1,374,740
5.50% , 07/01/37 .................. 1,000 1,014,577
4.88% , 10/14/44 .................. 1,200 1,081,845
6.50% , 07/21/45 .................. 1,400 1,515,405
7,780,229
Kenya — 0.0%
Republic of Kenya
(e)
9.75% , 02/16/31 .................. 1,400 1,544,937
8.00% , 05/22/32 .................. 1,200 1,250,851
7.88% , 10/09/33 .................. 600 603,381
6.30% , 01/23/34 .................. 800 735,159
9.50% , 03/05/36 .................. 1,400 1,496,346
8.80% , 10/09/38 .................. 800 809,372
8.25% , 02/28/48 .................. 1,000 959,682
7,399,728
Kuwait — 0.1%
State of Kuwait
(e)
3.50% , 03/20/27 .................. 4,300 4,280,943
4.02% , 10/09/28 .................. 3,000 2,994,110
4.14% , 10/09/30 .................. 3,000 2,977,668
4.65% , 10/09/35 .................. 5,000 4,926,328
15,179,049
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(e)
...................... 600 623,024
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
. 1,365 1,384,054
Lebanon — 0.0%
Lebanese Republic
(a)(e)(k)
6.85% , 03/23/27 .................. 1,280 371,390
6.75% , 11/29/27 .................. 1,032 299,764
6.65% , 11/03/28 .................. 650 189,610
6.85% , 05/25/29 .................. 1,095 319,656
6.65% , 02/26/30 .................. 1,500 436,316
7.00% , 03/23/32 .................. 1,000 290,989
7.05% , 11/02/35 .................. 500 145,872
7.25% , 03/23/37 .................. 845 246,176
2,299,773
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd. , 4.24% ,
04/22/45 ....................... 400 356,292
Malaysia Sukuk Global Bhd. , 4.08% , 04/27/46 750 649,864
Malaysia Wakala Sukuk Bhd.
2.07% , 04/28/31 .................. 750 681,051

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Malaysia (continued)
3.08% , 04/28/51 .................. USD 250 $ 177,410
1,864,617
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
4.15% , 03/28/27 .................. 1,765 1,762,654
3.75% , 01/11/28 .................. 1,400 1,386,126
5.40% , 02/09/28 .................. 1,200 1,223,820
4.50% , 04/22/29 .................. 2,400 2,406,500
5.00% , 05/07/29
(d)
................. 1,000 1,013,622
3.25% , 04/16/30 .................. 2,100 1,976,830
6.00% , 05/13/30 .................. 1,600 1,669,702
4.75% , 03/22/31 .................. 1,200 1,184,162
8.30% , 08/15/31 .................. 1,175 1,388,630
4.75% , 04/27/32 .................. 2,635 2,562,805
5.85% , 07/02/32 .................. 3,600 3,688,913
5.38% , 03/22/33 .................. 2,900 2,867,321
7.50% , 04/08/33 .................. 1,130 1,289,053
6.75% , 09/27/34 .................. 1,675 1,801,441
5.63% , 09/22/35 .................. 2,400 2,350,562
6.00% , 05/07/36 .................. 4,000 4,028,047
6.05% , 01/11/40 .................. 2,950 2,923,201
4.28% , 08/14/41 .................. 2,600 2,073,488
4.75% , 03/08/44 .................. 3,984 3,259,402
5.55% , 01/21/45 .................. 2,755 2,539,792
4.60% , 01/23/46 .................. 2,400 1,873,153
4.35% , 01/15/47 .................. 1,300 973,349
4.60% , 02/10/48 .................. 1,850 1,424,896
5.00% , 04/27/51 .................. 2,400 1,920,776
4.40% , 02/12/52 .................. 2,200 1,593,851
6.34% , 05/04/53 .................. 2,800 2,649,608
6.40% , 05/07/54 .................. 2,400 2,288,818
3.75% , 04/19/71 .................. 3,000 1,754,447
5.75% , 10/12/2110 ................ 2,700 2,240,416
United Mexican States
2.66% , 05/24/31 .................. 2,800 2,491,948
4.88% , 05/19/33 .................. 2,200 2,105,508
5.63% , 02/09/34 .................. 3,005 2,994,903
3.50% , 02/12/34 .................. 2,800 2,410,890
6.35% , 02/09/35 .................. 2,855 2,966,612
6.88% , 05/13/37 .................. 3,430 3,637,299
6.63% , 01/29/38 .................. 2,100 2,179,907
6.13% , 02/09/38 .................. 3,795 3,784,920
4.50% , 01/31/50 .................. 1,800 1,356,699
7.38% , 05/13/55 .................. 2,405 2,578,862
6.75% , 02/09/56 .................. 1,800 1,780,353
3.77% , 05/24/61 .................. 3,000 1,830,549
90,233,835
Mongolia — 0.0%
State of Mongolia
(e)
8.65% , 01/19/28 .................. 600 642,499
6.63% , 02/25/30 .................. 600 623,411
4.45% , 07/07/31 .................. 400 374,316
1,640,226
Montenegro — 0.0%
Republic of Montenegro , 7.25% , 03/12/31
(e)
.. 600 638,409
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38% , 12/15/27 .................. 800 769,821
5.95% , 03/08/28 .................. 1,000 1,027,423
3.00% , 12/15/32 .................. 1,200 1,043,967
6.50% , 09/08/33 .................. 1,200 1,291,016
5.50% , 12/11/42 .................. 600 566,171
Security
Par (000)
Par (000) Value
Morocco (continued)
4.00% , 12/15/50 .................. USD 1,400 $ 992,759
5,691,157
Mozambique — 0.0%
Republic of Mozambique , 9.00% , 09/15/31
(e) (i)
. 1,000 868,670
Nigeria — 0.1%
(e)
Federal Republic of Nigeria
6.50% , 11/28/27 .................. 1,400 1,417,894
6.13% , 09/28/28 .................. 1,200 1,208,370
8.38% , 03/24/29 .................. 1,200 1,275,097
7.14% , 02/23/30 .................. 1,200 1,237,288
8.75% , 01/21/31 .................. 800 868,752
9.63% , 06/09/31 .................. 600 679,302
7.88% , 02/16/32 .................. 1,600 1,663,584
7.38% , 09/28/33 .................. 1,400 1,411,971
10.38% , 12/09/34 ................. 1,400 1,654,013
7.70% , 02/23/38 .................. 1,200 1,184,829
9.13% , 01/13/46 .................. 1,000 1,073,080
7.63% , 11/28/47 .................. 1,600 1,495,213
9.25% , 01/21/49 .................. 800 870,215
8.25% , 09/28/51 .................. 1,200 1,175,984
Nigeria Government Bond , 8.63% , 01/13/36 .. 1,200 1,280,977
18,496,569
Oman — 0.1%
(e)
Oman Government Bond
5.38% , 03/08/27 .................. 1,150 1,161,147
6.75% , 10/28/27 .................. 1,400 1,453,413
5.63% , 01/17/28 .................. 2,600 2,652,693
6.00% , 08/01/29 .................. 2,000 2,083,152
6.25% , 01/25/31 .................. 1,800 1,911,136
7.38% , 10/28/32 .................. 1,000 1,137,248
6.50% , 03/08/47 .................. 1,850 1,951,339
6.75% , 01/17/48 .................. 2,600 2,800,343
7.00% , 01/25/51 .................. 1,000 1,114,909
Oman Sovereign Sukuk SAOC
4.88% , 06/15/30 .................. 2,000 2,033,041
4.53% , 04/17/33 .................. 800 786,281
19,084,702
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.88% , 12/05/27 .................. 1,600 1,623,349
7.38% , 04/08/31 .................. 1,490 1,496,750
8.88% , 04/08/51 .................. 900 901,746
Pakistan Global Sukuk Programme Co. Ltd.
(The) , 7.95% , 01/31/29 .............. 600 622,408
4,644,253
Panama — 0.1%
Republic of Panama
8.88% , 09/30/27 .................. 965 1,032,476
3.88% , 03/17/28 .................. 1,250 1,231,317
9.38% , 04/01/29 .................. 1,100 1,250,457
3.16% , 01/23/30 .................. 1,600 1,501,608
7.50% , 03/01/31 .................. 1,200 1,325,651
2.25% , 09/29/32 .................. 2,600 2,149,630
3.30% , 01/19/33 .................. 1,000 878,836
6.38% , 07/25/33
(b) (e)
................ 730 759,840
6.40% , 02/14/35 .................. 2,200 2,302,509
6.70% , 01/26/36 .................. 1,920 2,050,004
6.88% , 01/31/36 .................. 1,000 1,075,336
8.00% , 03/01/38 .................. 1,200 1,389,509
4.50% , 05/15/47 .................. 1,000 782,494
4.50% , 04/16/50 .................. 2,400 1,828,115
4.30% , 04/29/53 .................. 2,000 1,468,558

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Panama (continued)
6.85% , 03/28/54
(d)
................. USD 1,400 $ 1,440,968
4.50% , 04/01/56 .................. 2,300 1,690,907
7.88% , 03/01/57 .................. 800 921,588
3.87% , 07/23/60 .................. 2,800 1,817,523
4.50% , 01/19/63 .................. 1,400 1,021,904
27,919,230
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond , 8.38% , 10/04/28
(e)
............. 480 501,756
Paraguay — 0.0%
Republic of Paraguay
(e)
4.95% , 04/28/31 .................. 800 806,221
2.74% , 01/29/33 .................. 600 531,839
3.85% , 06/28/33 .................. 400 374,932
5.85% , 08/21/33 .................. 600 626,952
6.00% , 02/09/36 .................. 600 635,878
6.10% , 08/11/44 .................. 1,030 1,050,213
5.60% , 03/13/48 .................. 600 570,489
5.40% , 03/30/50 .................. 1,000 922,993
6.65% , 03/04/55 .................. 600 641,213
6,160,730
Peru — 0.1%
Republic of Peru
4.13% , 08/25/27 .................. 300 300,810
2.84% , 06/20/30 .................. 387 364,888
2.78% , 01/23/31 .................. 2,870 2,648,842
1.86% , 12/01/32 .................. 1,170 970,488
8.75% , 11/21/33 .................. 1,925 2,411,743
3.00% , 01/15/34 .................. 2,170 1,882,961
5.38% , 02/08/35 .................. 1,015 1,033,490
5.50% , 03/30/36 .................. 1,700 1,728,112
6.55% , 03/14/37 .................. 1,050 1,153,415
3.30% , 03/11/41 .................. 1,170 899,181
5.63% , 11/18/50 .................. 2,545 2,463,277
3.55% , 03/10/51 .................. 1,910 1,324,993
5.88% , 08/08/54 .................. 1,700 1,665,248
6.20% , 06/30/55 .................. 1,200 1,225,914
2.78% , 12/01/60 .................. 2,000 1,082,082
3.60% , 01/15/72 .................. 900 565,621
3.23% , 07/28/2121 ................ 1,100 593,756
22,314,821
Philippines — 0.1%
Republic of Philippines
3.23% , 03/29/27 .................. 200 198,033
5.17% , 10/13/27 .................. 400 408,214
3.00% , 02/01/28 .................. 1,900 1,863,635
4.63% , 07/17/28
(d)
................. 600 607,818
3.75% , 01/14/29 .................. 1,400 1,385,752
9.50% , 02/02/30 .................. 1,887 2,252,565
4.38% , 03/05/30 .................. 600 606,216
2.46% , 05/05/30 .................. 1,000 930,027
7.75% , 01/14/31 .................. 1,900 2,189,379
1.65% , 06/10/31 .................. 1,200 1,043,704
4.25% , 07/27/31 .................. 200 200,117
1.95% , 01/06/32 .................. 625 543,366
6.38% , 01/15/32 .................. 1,070 1,178,389
3.56% , 09/29/32 .................. 600 565,246
5.61% , 04/13/33 .................. 600 632,587
5.00% , 07/17/33 .................. 1,200 1,220,324
5.25% , 05/14/34 .................. 1,000 1,029,997
6.38% , 10/23/34 .................. 1,810 2,005,418
5.50% , 02/04/35 .................. 1,200 1,250,775
Security
Par (000)
Par (000) Value
Philippines (continued)
4.75% , 03/05/35 .................. USD 1,200 $ 1,185,955
5.00% , 01/27/36 .................. 1,400 1,401,166
5.00% , 01/13/37 .................. 1,200 1,195,729
3.95% , 01/20/40 .................. 2,000 1,736,185
3.70% , 03/01/41 .................. 2,125 1,751,570
3.70% , 02/02/42 .................. 1,925 1,571,374
2.95% , 05/05/45 .................. 1,350 932,208
2.65% , 12/10/45 .................. 1,600 1,042,089
3.20% , 07/06/46 .................. 2,200 1,552,495
4.20% , 03/29/47 .................. 1,000 820,020
5.95% , 10/13/47 .................. 600 620,904
5.50% , 01/17/48 .................. 1,200 1,181,657
5.60% , 05/14/49 .................. 1,000 996,514
5.18% , 09/05/49 .................. 1,000 941,574
5.90% , 02/04/50 .................. 1,000 1,041,055
5.75% , 01/27/51 .................. 800 809,130
38,891,187
Poland — 0.1%
Republic of Poland
5.50% , 11/16/27 .................. 1,300 1,335,646
4.63% , 03/18/29 .................. 1,300 1,322,613
4.88% , 02/12/30 .................. 3,000 3,082,565
5.75% , 11/16/32 .................. 1,460 1,555,644
4.88% , 10/04/33 .................. 2,400 2,420,829
5.13% , 09/18/34 .................. 2,900 2,939,210
5.38% , 02/12/35 .................. 2,630 2,701,093
5.50% , 04/04/53 .................. 2,350 2,227,308
5.50% , 03/18/54 .................. 3,450 3,269,726
20,854,634
Qatar — 0.1%
Global Sukuk Ventures , 4.25% , 11/10/35
(e)
... 3,000 2,939,869
State of Qatar
4.50% , 02/27/28
(e)
................. 1,000 1,012,309
4.50% , 04/23/28
(e)
................. 2,650 2,683,867
4.00% , 03/14/29
(e)
................. 3,800 3,798,110
4.63% , 05/29/29
(e)
................. 1,200 1,224,353
3.75% , 04/16/30
(e)
................. 3,000 2,964,778
9.75% , 06/15/30
(b)
................. 1,678 2,054,515
4.75% , 05/29/34
(e)
................. 1,600 1,644,197
4.88% , 02/27/35
(e)
................. 2,000 2,071,084
6.40% , 01/20/40
(b)
................. 900 1,023,339
5.75% , 01/20/42
(b) (d)
................ 1,000 1,072,627
4.63% , 06/02/46
(e)
................. 2,000 1,816,941
5.10% , 04/23/48
(e)
................. 5,800 5,631,289
4.82% , 03/14/49
(e)
................. 6,000 5,560,226
4.40% , 04/16/50
(e)
................. 5,000 4,323,753
39,821,257
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(e)
7.25% , 02/24/27 .................. 3,000 3,090,205
8.51% , 01/14/29 .................. 2,200 2,405,749
6.50% , 04/26/30 .................. 2,600 2,690,098
6.75% , 09/01/30 .................. 2,400 2,505,879
Istanbul Metropolitan Municipality , 10.50% ,
12/06/28
(e)
...................... 800 878,760
Republic of Turkiye (The)
6.00% , 03/25/27 .................. 3,000 3,056,488
8.60% , 09/24/27 .................. 2,000 2,130,128
9.88% , 01/15/28 .................. 3,200 3,500,653
5.13% , 02/17/28 .................. 2,200 2,209,656
6.13% , 10/24/28 .................. 2,200 2,259,982
9.38% , 03/14/29 .................. 2,200 2,449,843
7.63% , 04/26/29 .................. 3,000 3,198,290

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
11.88% , 01/15/30 ................. USD 1,210 $ 1,496,436
5.25% , 03/13/30
(d)
................. 2,200 2,169,927
9.13% , 07/13/30 .................. 2,600 2,947,787
5.95% , 01/15/31 .................. 2,200 2,200,247
5.88% , 06/26/31 .................. 1,600 1,584,919
7.13% , 02/12/32 .................. 2,200 2,298,365
7.25% , 05/29/32 .................. 1,800 1,886,698
7.13% , 07/17/32 .................. 1,600 1,665,370
9.38% , 01/19/33 .................. 2,600 3,013,882
6.30% , 03/14/33 .................. 2,200 2,176,588
6.50% , 09/20/33
(d)
................. 1,200 1,198,301
8.00% , 02/14/34 .................. 1,580 1,734,130
7.63% , 05/15/34 .................. 3,000 3,188,339
6.50% , 01/03/35 .................. 3,400 3,362,545
6.95% , 09/16/35 .................. 2,000 2,023,099
6.88% , 03/17/36 .................. 2,674 2,704,106
6.80% , 11/04/36 .................. 2,400 2,388,716
6.88% , 01/14/38 .................. 1,400 1,384,418
7.25% , 03/05/38 .................. 912 953,567
6.75% , 05/30/40 .................. 2,000 1,933,700
6.00% , 01/14/41 .................. 2,950 2,604,489
4.88% , 04/16/43 .................. 3,000 2,255,771
6.63% , 02/17/45
(d)
................. 2,850 2,591,181
5.75% , 05/11/47
(d)
................. 3,400 2,729,637
82,867,949
Romania — 0.1%
Romania Government Bond
(e)
3.00% , 02/27/27 .................. 1,176 1,159,025
5.25% , 11/25/27 .................. 850 862,102
6.63% , 02/17/28 .................. 1,706 1,777,595
5.88% , 01/30/29 .................. 1,850 1,908,812
5.75% , 09/16/30 .................. 2,200 2,268,659
3.00% , 02/14/31 .................. 1,450 1,321,110
3.63% , 03/27/32 .................. 1,100 1,007,713
7.13% , 01/17/33 .................. 1,550 1,690,883
6.38% , 01/30/34 .................. 1,780 1,848,951
6.00% , 05/25/34 .................. 1,000 1,015,632
5.75% , 03/24/35 .................. 1,900 1,883,866
6.63% , 05/16/36 .................. 1,600 1,674,342
7.50% , 02/10/37 .................. 1,150 1,275,687
6.13% , 01/22/44
(d)
................. 960 930,109
5.13% , 06/15/48 .................. 1,200 1,003,735
4.00% , 02/14/51 .................. 2,050 1,426,129
7.63% , 01/17/53 .................. 1,190 1,324,115
24,378,465
Rwanda — 0.0%
Republic of Rwanda , 5.50% , 08/09/31
(e)
..... 600 558,205
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia
2.50% , 02/03/27
(e)
................. 1,100 1,084,148
5.13% , 01/13/28
(e)
................. 4,800 4,890,148
4.75% , 01/18/28
(e)
................. 3,400 3,434,402
3.63% , 03/04/28
(e)
................. 5,000 4,947,768
4.13% , 01/12/29
(b)
................. 2,400 2,391,840
4.38% , 04/16/29
(e)
................. 3,800 3,811,243
4.75% , 01/16/30
(e)
................. 3,200 3,241,305
4.50% , 04/17/30
(e)
................. 2,900 2,917,092
3.25% , 10/22/30
(e)
................. 1,400 1,332,156
4.38% , 01/12/31
(b)
................. 2,400 2,389,080
5.38% , 01/13/31
(e)
................. 3,000 3,112,542
2.75% , 02/03/32
(e)
................. 1,000 905,094
5.50% , 10/25/32
(e)
................. 2,200 2,309,811
2.25% , 02/02/33
(e)
................. 2,600 2,220,064
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
4.88% , 07/18/33
(e)
................. USD 3,400 $ 3,415,861
5.00% , 01/16/34
(e)
................. 4,200 4,245,638
5.63% , 01/13/35
(e)
................. 4,000 4,191,016
4.88% , 01/12/36
(b)
................. 2,600 2,563,366
4.50% , 10/26/46
(e)
................. 6,300 5,287,927
4.63% , 10/04/47
(e)
................. 4,310 3,661,290
5.00% , 04/17/49
(e)
................. 3,550 3,162,222
5.25% , 01/16/50
(e)
................. 3,650 3,351,530
3.25% , 11/17/51
(e)
................. 1,200 776,604
5.00% , 01/18/53
(e)
................. 3,600 3,134,381
5.75% , 01/16/54
(e)
................. 4,600 4,453,123
3.75% , 01/21/55
(e)
................. 2,600 1,811,890
5.88% , 01/12/56
(b)
................. 3,600 3,507,264
4.50% , 04/22/60
(e)
................. 3,000 2,342,745
3.45% , 02/02/61
(e)
................. 2,600 1,624,331
KSA Ijarah Sukuk Ltd.
(e)
4.25% , 09/09/30 .................. 800 795,251
4.88% , 09/09/35 .................. 2,000 1,986,124
KSA Sukuk Ltd.
(e)
3.63% , 04/20/27 .................. 4,200 4,176,324
5.27% , 10/25/28 .................. 2,600 2,670,024
4.30% , 01/19/29 .................. 2,000 2,001,026
4.27% , 05/22/29 .................. 3,000 2,993,157
2.97% , 10/29/29 .................. 2,400 2,285,470
2.25% , 05/17/31 .................. 2,000 1,786,832
4.51% , 05/22/33 .................. 2,800 2,751,385
107,961,474
Senegal — 0.0%
Republic of Senegal
(e)
7.75% , 06/10/31 .................. 800 480,884
6.25% , 05/23/33 .................. 1,200 692,540
6.75% , 03/13/48 .................. 1,000 536,056
1,709,480
Serbia — 0.0%
Republic of Serbia
(e)
6.25% , 05/26/28 .................. 600 621,233
2.13% , 12/01/30 .................. 1,100 966,822
6.50% , 09/26/33 .................. 1,000 1,075,191
6.00% , 06/12/34 .................. 1,600 1,658,265
4,321,511
Slovenia — 0.0%
Slovenia Government Bond , 5.00% ,
09/19/33
(b) (d)
..................... 1,000 1,037,284
South Africa — 0.1%
Republic of South Africa
4.85% , 09/27/27 .................. 800 807,111
4.30% , 10/12/28 .................. 2,000 1,980,118
4.85% , 09/30/29 .................. 2,000 1,994,818
5.88% , 06/22/30 .................. 1,400 1,440,418
5.88% , 04/20/32 .................. 1,400 1,434,408
7.10% , 11/19/36
(e)
................. 1,800 1,907,628
6.13% , 12/11/37
(e)
................. 1,200 1,163,272
6.25% , 03/08/41 .................. 775 727,569
5.38% , 07/24/44 .................. 1,200 987,580
5.00% , 10/12/46 .................. 1,000 760,912
5.65% , 09/27/47 .................. 1,600 1,318,426
6.30% , 06/22/48
(d)
................. 800 716,555
5.75% , 09/30/49 ................... 3,500 2,876,984
7.30% , 04/20/52 .................. 1,400 1,381,341
7.95% , 11/19/54
(e)
................. 1,400 1,470,082
7.25% , 12/11/55
(e)
................. 1,400 1,357,230
22,324,452

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea — 0.0%
Republic of Korea
3.50% , 09/20/28 .................. USD 400 $ 397,466
2.50% , 06/19/29 .................. 925 887,533
4.50% , 07/03/29
(d)
................. 1,000 1,022,627
1.00% , 09/16/30 .................. 600 527,362
3.63% , 10/29/30
(d)
................. 1,000 989,314
1.75% , 10/15/31 .................. 600 534,578
4.13% , 06/10/44
(d)
................. 950 853,537
3.88% , 09/20/48 .................. 400 334,417
5,546,834
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00% , 04/15/28 .................. 1,202 1,171,846
3.10% , 01/15/30
(i)
................. 960 945,712
3.35% , 03/15/33
(i)
................. 2,075 1,901,702
3.60% , 06/15/35
(i)
................. 1,411 1,151,394
3.60% , 05/15/36
(i)
................. 936 922,930
3.60% , 02/15/38
(i)
................. 1,995 1,973,848
8,067,432
Supranational — 0.0%
IsDB Trust Services No. 2 SARL
(e)
4.60% , 03/14/28 .................. 1,700 1,725,543
4.91% , 10/03/28 .................. 1,200 1,231,978
4.75% , 05/15/29 .................. 1,700 1,747,849
4.05% , 10/15/29 .................. 200 201,151
4,906,521
Suriname — 0.0%
Suriname Government International Bond
(b)
7.70% , 11/06/30 .................. 600 621,679
8.50% , 11/06/35
(d)
................. 1,000 1,073,510
1,695,189
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50% , 06/26/30
(e)
................. 600 578,443
5.95% , 01/14/31
(e)
................. 455 460,546
6.40% , 06/26/34
(e)
................. 800 802,387
6.50% , 01/28/36
(b)
................. 800 796,417
2,637,793
Ukraine — 0.0%
Ukraine Government Bond
(e)(i)
4.50% , 02/01/29 .................. 1,057 819,459
0.00% , 02/01/30 .................. 643 406,146
0.00% , 02/01/34 .................. 2,108 1,021,370
4.50% , 02/01/34 .................. 2,928 1,835,654
0.00% , 02/01/35 .................. 1,489 837,272
4.50% , 02/01/35 .................. 2,775 1,709,650
0.00% , 02/01/36 .................. 1,262 707,301
4.50% , 02/01/36 .................. 2,539 1,537,453
8,874,305
United Arab Emirates — 0.2%
(e)
Dubai DOF Sukuk Ltd.
5.00% , 04/30/29 .................. 1,000 1,029,659
2.76% , 09/09/30 .................. 1,500 1,411,705
Sharjah Sukuk Program Ltd.
2.94% , 06/10/27 .................. 800 780,307
4.23% , 03/14/28 .................. 1,200 1,181,793
3.23% , 10/23/29 .................. 1,200 1,125,622
3.89% , 04/04/30 .................. 800 768,557
3.20% , 07/13/31 .................. 600 545,457
6.09% , 03/19/34 .................. 1,600 1,676,744
5.43% , 04/17/35 .................. 1,000 1,001,078
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
UAE International Government Bond
2.00% , 10/19/31 .................. USD 600 $ 538,782
4.05% , 07/07/32 .................. 1,800 1,793,059
4.92% , 09/25/33 .................. 1,400 1,463,794
4.86% , 07/02/34 .................. 1,600 1,652,311
2.88% , 10/19/41 .................. 1,000 756,743
4.95% , 07/07/52 .................. 1,200 1,129,099
3.25% , 10/19/61 .................. 2,000 1,344,333
United Arab Emirates Government Bond
3.13% , 10/11/27 .................. 3,800 3,758,221
1.63% , 06/02/28 .................. 2,000 1,898,156
3.63% , 10/02/28 .................. 1,000 993,937
4.88% , 04/30/29 .................. 1,600 1,649,230
2.50% , 09/30/29 .................. 3,000 2,855,221
3.13% , 04/16/30 .................. 2,800 2,709,420
1.70% , 03/02/31 .................. 1,600 1,424,533
1.88% , 09/15/31 .................. 1,600 1,415,339
5.00% , 04/30/34 .................. 1,400 1,459,519
4.25% , 10/02/35 .................. 2,000 1,964,423
5.25% , 01/30/43 .................. 1,000 996,082
4.13% , 10/11/47 .................. 2,800 2,349,607
3.13% , 09/30/49 .................. 3,800 2,648,546
3.88% , 04/16/50 .................. 4,100 3,232,429
3.90% , 09/09/50 .................. 1,400 1,027,110
3.00% , 09/15/51 .................. 1,200 803,249
5.50% , 04/30/54 .................. 1,800 1,811,268
2.70% , 09/02/70 .................. 1,800 982,047
52,177,380
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 869 873,328
4.38% , 01/23/31 .................. 2,225 2,248,158
7.88% , 01/15/33 .................. 869 1,027,631
5.75% , 10/28/34 .................. 2,100 2,221,958
7.63% , 03/21/36 .................. 900 1,081,849
5.44% , 02/14/37 .................. 2,150 2,219,264
4.13% , 11/20/45 .................. 720 624,827
5.10% , 06/18/50 .................. 3,975 3,703,208
4.98% , 04/20/55 .................. 2,400 2,162,738
5.25% , 09/10/60 .................. 1,200 1,109,272
17,272,233
Uzbekistan — 0.0%
Republic of Uzbekistan
(e)
7.85% , 10/12/28 .................. 1,400 1,499,152
5.38% , 02/20/29 .................. 200 201,720
3.90% , 10/19/31 .................. 400 371,928
6.90% , 02/28/32 .................. 400 429,736
6.95% , 05/25/32 .................. 1,000 1,080,364
3,582,900
Zambia — 0.0%
Republic of Zambia
(e)
5.75% , 06/30/33
(i)
................. 1,235 1,210,062
0.50% , 12/31/53 .................. 1,253 897,960
2,108,022
Total Foreign Government Obligations — 3 .6%
(Cost: $ 1,248,276,568 ) ............................ 1,252,885,034

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A , RB ,
4.84% , 01/01/41 .................. USD 1,000 $ 972,876
California — 0 .2%
Bay Area Toll Authority
Series 2009F-2 , RB , 6.26% , 04/01/49 .... 1,140 1,209,004
Series 2010S-1 , RB , 7.04% , 04/01/50 .... 150 173,356
Series 2010S-3 , RB , 6.91% , 10/01/50 .... 775 884,050
Series 2021F3 , RB , 3.13% , 04/01/55 .... 565 372,568
California Health Facilities Financing Authority
Series 2022 , RB , 4.19% , 06/01/37 ...... 55 52,139
Series 2022 , RB , 4.35% , 06/01/41
(d)
..... 480 441,088
California State University
Series 2020E , RB , 2.90% , 11/01/51 ..... 100 70,226
Series 2020B , RB , 2.98% , 11/01/51 ..... 680 457,381
Series 2021B , RB , 2.72% , 11/01/52
(d)
.... 1,055 695,074
Series 2023B , RB , 5.18% , 11/01/53 ..... 110 104,464
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A ,
RB , 4.24% , 05/15/48 ............... 55 47,852
City of San Francisco , Series 2010G , RB ,
6.95% , 11/01/50 .................. 50 55,688
East Bay Municipal Utility District Water
System , Series 2010B , RB , 5.87% , 06/01/40 500 527,914
Foothill-Eastern Transportation Corridor
Agency , Series 2019A , RB , 4.09% , 01/15/49 350 285,962
Golden State Tobacco Securitization Corp.
Series 2021A , RB , 3.12% , 06/01/38 ..... 1,000 843,509
Series 2021A1 , RB , 3.71% , 06/01/41 .... 385 299,343
Series 2021B , RB , 3.00% , 06/01/46 ..... 80 72,542
Series 2021A1 , RB , 4.21% , 06/01/50
(d)
... 205 153,767
Los Angeles Community College District , Series
2010E , GO , 6.75% , 08/01/49 .......... 535 593,031
Los Angeles Department of Water & Power
Series 2010D , RB , 6.57% , 07/01/45 ..... 600 648,203
Series 2010A , RB , 6.60% , 07/01/50
(d)
.... 855 926,478
Regents of the University of California Medical
Center Pooled
Series 2022Q , RB , 4.13% , 05/15/32 ..... 1,105 1,089,498
Series 2010H , RB , 6.55% , 05/15/48 ..... 725 777,099
Series 2009F , RB , 6.58% , 05/15/49 ..... 1,260 1,350,296
Series 2022Q , RB , 4.56% , 05/15/53 ..... 175 149,997
Series 2020N , RB , 3.26% , 05/15/60 ..... 540 346,744
Series 2020N , RB , 3.71% , 05/15/2120 ... 100 62,909
San Diego County Regional Transportation
Commission , Series 2010A , RB ,
5.91% , 04/01/48 .................. 160 163,423
San Diego County Water Authority , Series
2010B , RB , 6.14% , 05/01/49
(d)
......... 250 259,770
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A , RB ,
4.66% , 10/01/27 .................. 410 415,564
San Joaquin Hills Transportation Corridor
Agency , Series 2021B , RB , 3.49% , 01/15/50
( AGM ) ......................... 250 191,474
State of California
Series 2021 , GO , 1.70% , 02/01/28
(d)
..... 250 240,602
Series 2018 , GO , 3.50% , 04/01/28
(d)
..... 2,815 2,802,239
Series 2019 , GO , 3.05% , 04/01/29 ...... 500 488,953
GO , 4.50% , 08/01/29 ............... 350 357,755
Series 2024 , GO , 5.13% , 09/01/29 ...... 1,000 1,051,874
Series 2019 , GO , 2.50% , 10/01/29 ...... 570 544,067
Series 2009 , GO , 7.50% , 04/01/34 ...... 1,900 2,205,781
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.15% , 09/01/34 ...... USD 1,000 $ 1,047,659
GO , 5.10% , 09/01/35
(d)
.............. 500 518,045
Series 2018 , GO , 4.60% , 04/01/38 ...... 125 127,132
Series 2009 , GO , 7.55% , 04/01/39 ...... 2,630 3,159,778
Series 2009 , GO , 7.30% , 10/01/39 ...... 1,155 1,338,840
Series 2009 , GO , 7.35% , 11/01/39 ...... 500 580,841
Series 2010 , GO , 7.63% , 03/01/40 ...... 1,200 1,448,020
Series 2010 , GO , 7.60% , 11/01/40 ...... 2,350 2,858,125
Series 2023 , GO , 5.88% , 10/01/41 ...... 2,000 2,099,830
Series 2023 , GO , 5.20% , 03/01/43 ...... 105 103,940
University of California
Series 2020BG , RB , 1.61% , 05/15/30
(d)
... 720 654,089
Series 2021BJ , RB , 3.07% , 05/15/51
(d)
... 1,305 844,685
Series 2012AD , RB , 4.86% , 05/15/2112 .. 110 90,907
Series 2015AQ , RB , 4.77% , 05/15/2115 .. 1,445 1,170,816
37,454,391
Connecticut — 0.0%
State of Connecticut , Series A , GO ,
5.85% , 03/15/32 .................. 1,340 1,436,020
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A , RB , 4.81% , 10/01/2114
(d)
.. 100 84,859
Florida — 0.0%
County of Broward Airport System , Series
2019C , RB , 3.48% , 10/01/43 .......... 1,000 844,274
County of Miami-Dade , Series 2018C , RB ,
4.28% , 10/01/41 .................. 60 55,134
County of Miami-Dade Seaport Department ,
Series 2023 , RB , 6.22% , 11/01/55 ...... 170 175,390
County of Miami-Dade Transit System , Series
2020B , RB , 2.60% , 07/01/42 .......... 1,000 757,878
State Board of Administration Finance Corp.
Series 2020A , RB , 1.71% , 07/01/27 ..... 750 727,647
Series 2020A , RB , 2.15% , 07/01/30 ..... 925 850,422
Series 2024A , RB , 5.53% , 07/01/34 ..... 750 792,082
4,202,827
Georgia — 0.0%
City of Atlanta Water & Wastewater , Series
2020 , RB , 2.26% , 11/01/35 ........... 120 101,847
Municipal Electric Authority of Georgia
Series 2010-A , RB , 6.64% , 04/01/57 ..... 977 1,055,826
Series 2010-A , RB , 6.66% , 04/01/57 ..... 306 327,002
Series 2010-A , RB , 7.06% , 04/01/57 ..... 814 905,217
2,389,892
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021 ,
RB , 2.86% , 09/01/46 ............... 85 59,809
Illinois — 0 .1%
Chicago O'Hare International Airport
Series 2010B , RB , 6.40% , 01/01/40 ..... 500 552,127
Series 2018C , RB , 4.47% , 01/01/49 ..... 80 70,178
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008A , RB , 6.90% , 12/01/40 ..... 1,167 1,297,267
Series 2008B , RB , 6.90% , 12/01/40
(d)
.... 715 794,595
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B , RB , 6.20% , 12/01/40 386 409,279
Illinois State Toll Highway Authority , Series
2009A , RB , 6.18% , 01/01/34 .......... 180 190,153
Sales Tax Securitization Corp.
Series 2021B , RB , 3.24% , 01/01/42
(d)
.... 1,000 826,563

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2019A , RB , 4.79% , 01/01/48 ..... USD 595 $ 550,307
State of Illinois
Series 2003 , GO , 5.10% , 06/01/33 ...... 6,636 6,783,759
Series 2010-5 , GO , 7.35% , 07/01/35 ..... 571 618,002
12,092,230
Indiana — 0.0%
Indiana Finance Authority , Series 2021 , RB ,
3.05% , 01/01/51
(d)
................. 100 73,048
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K , RB , 2.77% , 05/01/51 ( BAM )
(d)
.... 420 296,948
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A , RB , 4.48% , 08/01/39
(d)
.... 1,405 1,359,197
Series 2023 , RB , 5.20% , 12/01/39 ...... 1,215 1,236,158
2,595,355
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024 , RB , 5.43% , 05/31/56 ...... 435 415,509
Series 2024 , RB , 5.94% , 05/31/57 ...... 180 180,506
Maryland Health & Higher Educational
Facilities Authority , Series 2020D , RB ,
3.05% , 07/01/40
(d)
................. 200 157,787
753,802
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A , GO , 4.91% , 05/01/29 ..... 805 811,150
Series 2022A , RB , 3.77% , 07/15/29 ..... 805 803,610
Series 2009E , GO , 5.46% , 12/01/39 ..... 1,145 1,174,203
Series 2019H , GO , 2.90% , 09/01/49 ..... 550 375,894
Commonwealth of Massachusetts
Transportation Fund , Series 2010A , RB ,
5.73% , 06/01/40 .................. 1,000 1,029,383
4,194,240
Michigan — 0.0%
Michigan Finance Authority
Series 2019T , RB , 3.08% , 12/01/34 ..... 350 319,643
Series 2019T , RB , 3.38% , 12/01/40 ..... 55 46,495
Michigan State University , Series 2022A , RB ,
4.17% , 08/15/2122 ................. 550 392,227
Michigan Strategic Fund , Series 2021A , RB ,
3.23% , 09/01/47 .................. 50 38,317
University of Michigan
Series 2020B , RB , 2.44% , 04/01/40 ..... 238 179,165
Series 2020B , RB , 2.56% , 04/01/50 ..... 2,000 1,254,014
Series 2022A , RB , 3.50% , 04/01/52 ..... 153 111,465
Series 2022B , RB , 3.50% , 04/01/52 ..... 119 87,765
Series 2022A , RB , 4.45% , 04/01/2122 ... 1,596 1,243,086
3,672,177
Minnesota — 0.0%
University of Minnesota , Series 2022 , RB ,
4.05% , 04/01/52 .................. 268 214,983
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A , RB , 3.23% , 05/15/50 ..... 500 349,661
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2017A , RB , 3.65% , 08/15/57 ..... USD 225 $ 160,204
509,865
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A , RB , 3.04% , 10/01/49 ..... 50 36,473
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A , RB , 7.43% , 02/15/29 ( NPFGC ) .. 1,085 1,130,191
New Jersey Transportation Trust Fund Authority ,
Series 2010B , RB , 6.56% , 12/15/40 ..... 1,210 1,357,670
New Jersey Turnpike Authority
Series 2009F , RB , 7.41% , 01/01/40 ..... 1,055 1,253,315
Series 2010A , RB , 7.10% , 01/01/41 ..... 1,435 1,661,506
Rutgers The State University of New Jersey
Series 2010H , RB , 5.67% , 05/01/40 ..... 500 515,297
Series 2019R , RB , 3.27% , 05/01/43 ..... 200 164,568
Series 2019P , RB , 3.92% , 05/01/2119 .... 100 66,165
6,148,712
New York — 0.0%
City of New York
Series 2025, Sub-Series C-2 , GO ,
4.61% , 09/01/37 ................ 450 439,421
Series 2011C-1 , GO , 5.52% , 10/01/37 .... 450 461,972
Series 2011F-1 , GO , 6.27% , 12/01/37 .... 1,000 1,069,598
Series 2025, Sub-Series D-2 , GO ,
5.26% , 10/01/44
(d)
............... 250 242,564
Series 2025H , GO , 6.29% , 02/01/45 ..... 90 96,238
Series 2026, Sub-Series E-1 , GO ,
10/01/45
(m)
.................... 205 204,397
Series 2026, Sub-Series E-1 , GO ,
10/01/51
(m)
.................... 350 340,697
Series 2023B, Sub-Series B-2 , GO ,
5.26% , 10/01/52 ................ 75 71,588
Series 2024B, Sub-Series B1 , GO ,
5.83% , 10/01/53 ................ 2,000 2,057,592
Series 2025, Sub-Series D-1 , GO ,
5.11% , 10/01/54 ................ 100 93,520
Series 2025H , GO , 5.94% , 02/01/55 ..... 40 41,512
Series 2025H , GO , 6.39% , 02/01/55 ..... 230 243,671
Empire State Development Corp. , Series
2009E , RB , 5.77% , 03/15/39 .......... 135 140,135
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 750 809,917
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C , RB ,
7.34% , 11/15/39 .................. 460 538,591
New York City Municipal Water Finance
Authority
Series 2010GG , RB , 5.72% , 06/15/42 .... 250 249,687
Series 2010DD , RB , 5.95% , 06/15/42 .... 225 230,632
Series 2011AA , RB , 5.44% , 06/15/43 .... 525 504,336
Series 2011CC , RB , 5.88% , 06/15/44 .... 975 979,462
New York State Dormitory Authority
Series 2025B , RB , 5.23% , 07/01/35 ..... 500 515,555
Series 2009F , RB , 5.63% , 03/15/39
(d)
.... 50 51,358
Series 2010D , RB , 5.60% , 03/15/40 ..... 390 399,249
Series 2025B , RB , 07/01/55
(d) (m)
........ 300 309,971
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 1,290 1,380,210
Series 2014-181 , RB , 4.96% , 08/01/46 ... 100 95,654
Series 229 , RB , 3.14% , 02/15/51 ....... 230 168,363
Series 2011-168 , RB , 4.93% , 10/01/51 ... 775 714,340
Series 239 , RB , 5.07% , 07/15/53 ....... 500 474,782

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 201 , RB , 4.23% , 10/15/57 ....... USD 1,000 $ 811,875
Series 225 , RB , 3.18% , 07/15/60 ....... 1,100 707,826
Series 2012-174 , RB , 4.46% , 10/01/62 ... 2,300 1,933,403
Series 192 , RB , 4.81% , 10/15/65 ....... 145 129,135
United Nations Development Corp. , Series
2025A , RB , 6.54% , 08/01/55 .......... 170 179,892
16,687,143
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A , RB , 3.20% , 01/15/51 ..... 435 296,730
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A , RB , 7.83% , 02/15/41
(d)
.... 700 824,888
Series 2010A , RB , 8.08% , 02/15/50 ..... 650 811,501
JobsOhio Beverage System
Series 2013B , RB , 4.53% , 01/01/35 ..... 320 323,426
Series 2020A , RB , 2.83% , 01/01/38 ..... 245 209,007
Ohio State University (The)
Series 2010-C , RB , 4.91% , 06/01/40 ..... 1,175 1,175,134
Series 2011A , RB , 4.80% , 06/01/2111 .... 200 166,100
Ohio Turnpike & Infrastructure Commission ,
Series 2020A , RB , 3.22% , 02/15/48 ..... 160 119,480
3,629,536
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022 , RB , 4.62% , 06/01/44 ...... 330 316,923
Series 2022 , RB , 4.38% , 11/01/45 ...... 400 378,912
Series 2022 , RB , 5.09% , 02/01/52 ...... 1,375 1,285,184
1,981,019
Oregon — 0.0%
Oregon School Boards Association , Series
2003B , GO , 5.68% , 06/30/28 ( NPFGC ) ... 75 76,346
Oregon State University , Series 2020 , RB ,
3.42% , 03/01/60 ( BAM ) ............. 200 139,611
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 .................. 389 395,147
611,104
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A , RB , 3.86% , 06/01/38 ..... 600 555,867
Series 2021A , RB , 2.99% , 06/01/42 ..... 710 548,017
Pennsylvania Economic Development
Financing Authority , Series 2025 , RB ,
5.69% , 06/01/54 .................. 590 594,035
Pennsylvania State University (The)
Series 2020D , RB , 2.79% , 09/01/43 ..... 500 387,041
Series 2020D , RB , 2.84% , 09/01/50 ..... 250 167,507
Pennsylvania Turnpike Commission , Series
2010B , RB , 5.51% , 12/01/45 .......... 250 248,055
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A ,
RB , 3.56% , 09/15/2119
(d)
............. 200 124,128
2,624,650
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C , RB , 4.79% , 08/15/46
(d)
.... 155 146,649
Series 2020B , RB , 2.44% , 08/15/49 ..... 845 519,549
City of San Antonio Electric & Gas Systems
Series 2010A , RB , 5.81% , 02/01/41 ..... 200 205,647
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 02/01/45
(m)
......... USD 95 $ 96,117
Series 2025A , RB , 02/01/50
(m)
......... 250 250,109
Dallas Area Rapid Transit
Series 2009B , RB , 6.00% , 12/01/44 ..... 50 51,911
Series 2021A , RB , 2.61% , 12/01/48 ..... 1,500 1,026,652
Series 2010B , RB , 5.02% , 12/01/48
(d)
.... 525 489,770
Dallas County Hospital District , Series 2009C ,
GO , 5.62% , 08/15/44 ............... 50 49,643
Dallas Fort Worth International Airport
Series 2020C , RB , 3.09% , 11/01/40 ..... 500 411,151
Series 2019A , RB , 3.14% , 11/01/45 ..... 250 192,657
Series 2021C , RB , 2.84% , 11/01/46 ..... 95 70,205
Series 2020C , RB , 2.92% , 11/01/50
(d)
.... 1,150 813,009
Series 2022A , RB , 4.51% , 11/01/51 ..... 1,265 1,102,461
Grand Parkway Transportation Corp. , Series
2020B , RB , 3.24% , 10/01/52 .......... 855 588,513
North Texas Tollway Authority , Series 2009B ,
RB , 6.72% , 01/01/49
(d)
.............. 1,248 1,352,127
Permanent University Fund - Texas A&M
University System , Series 2017B , RB ,
3.66% , 07/01/47 .................. 100 82,157
Permanent University Fund - University
of Texas System , Series 2017A , RB ,
3.38% , 07/01/47 .................. 1,120 840,177
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,889 1,929,641
Texas Department of Transportation
State Highway Fund , Series 2010 , RB ,
5.18% , 04/01/30 .................. 1,115 1,138,893
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1 , RB , 5.10% , 04/01/35
(d)
... 1,583 1,634,128
Series 2023A-2 , RB , 5.17% , 04/01/41 .... 1,335 1,357,505
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B , RB ,
3.92% , 12/31/49
(d)
................. 400 319,374
Texas Transportation Commission , Series 2020 ,
GO , 2.47% , 10/01/44 ............... 500 351,693
15,019,738
Virginia — 0.0%
University of Virginia
Series 2020 , RB , 2.26% , 09/01/50 ...... 1,120 645,035
Series 2017C , RB , 4.18% , 09/01/2117 ... 50 36,636
Williamsburg Economic Development Authority ,
Series 2025 , RB , 4.96% , 11/01/35 ...... 145 146,623
828,294
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T , RB , 5.49% , 11/01/39 ... 30 30,525
Wisconsin — 0.0%
State of Wisconsin , Series 2017C , RB ,
3.15% , 05/01/27 .................. 250 248,336
Total Municipal Bonds — 0 .3%
(Cost: $ 136,108,637 ) .............................. 119,145,582

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(g)
... USD 500 $ 516,329
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 2,023,240
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,534 1,523,673
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 500 475,216
Series 2020-BN25, Class C, 3.35%,
01/15/63
(g)
.................... 200 175,191
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 619,777
Series 2021-BN35, Class ASB, 2.07%,
06/15/64 ..................... 2,000 1,882,456
Series 2021-BN36, Class C, 3.20%,
09/15/64
(g)
.................... 500 414,355
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(g)
.................... 5,400 5,562,146
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,359,182
Series 2025-BNK49, Class A5, 5.62%,
03/15/58
(g)
.................... 1,000 1,057,890
BANK5
Series 2023-5YR1, Class A2, 5.78%,
04/15/56 ..................... 135 137,703
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 515,237
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,258,914
Series 2024-5YR8, Class A3, 5.88%,
08/15/57 ..................... 1,000 1,046,501
Series 2025-5YR16, Class A3, 5.28%,
08/15/63 ..................... 1,000 1,033,022
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,500 4,742,085
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,386,712
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,465,768
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 801,374
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,697,697
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,205,841
Series 2020-C8, Class A3, 1.62%, 10/15/53 338 324,057
Series 2020-C8, Class A5, 2.04%, 10/15/53 2,000 1,796,675
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 899,166
Series 2021-C9, Class C, 3.19%, 02/15/54
(g)
250 207,272
Series 2022-C15, Class A5, 3.66%,
04/15/55
(g)
.................... 1,940 1,830,455
Series 2022-C17, Class A5, 4.44%, 09/15/55 500 493,421
Series 2022-C17, Class C, 5.45%,
09/15/55
(g)
.................... 500 457,552
Series 2022-C18, Class A5, 5.71%,
12/15/55
(g)
.................... 1,335 1,401,344
Series 2022-C18, Class AS, 6.17%,
12/15/55
(g)
.................... 500 517,148
Series 2022-C18, Class C, 6.17%,
12/15/55
(g)
.................... 500 496,588
Series 2023-C22, Class A5, 6.80%,
11/15/56
(g)
.................... 4,475 4,951,221
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 623,962
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(g)
.................... 400 419,424
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5C25, Class B, 6.15%,
03/15/57
(g)
.................... USD 700 $ 723,538
Series 2024-5C25, Class C, 6.64%,
03/15/57
(g)
.................... 420 433,234
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 1,990 2,055,494
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 924,968
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,264,176
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 524,261
Series 2024-C24, Class B, 5.72%, 02/15/57 580 591,217
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,037,856
Series 2024-C28, Class A4, 5.12%, 09/15/57 1,000 1,017,580
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 838,494
Series 2024-C30, Class AS, 5.83%,
11/15/57
(g)
.................... 500 522,936
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... 4,000 4,210,411
Series 2025-5C33, Class C, 5.98%,
03/15/58
(g)
.................... 250 253,821
Series 2025-5C37, Class A3, 5.02%,
09/15/58 ..................... 1,400 1,431,104
Series 2025-5C38, Class AS, 5.48%,
11/15/58 ..................... 500 513,641
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,500 1,597,278
Series 2025-C35, Class A5, 5.59%,
07/15/58
(g)
.................... 2,000 2,104,711
Series 2025-C35, Class B, 6.12%,
07/15/58
(g)
.................... 500 525,409
Series 2025-C39, Class A5, 5.30%, 12/15/58 1,800 1,857,637
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,830 1,735,641
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(g)
.................... 229 228,697
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,382,034
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,908,288
Series 2019-B11, Class A4, 3.28%, 05/15/52 2,795 2,725,743
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,466,922
Series 2020-B18, Class A5, 1.93%, 07/15/53 2,608 2,326,214
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,159,160
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,286,656
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,442,569
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,419,445
Series 2021-B29, Class A4, 2.14%, 09/15/54 1,000 888,723
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,932,522
Series 2021-B30, Class B, 2.53%,
11/15/54
(g)
.................... 250 206,382
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,152,494
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,271,450
Series 2023-V2, Class A2, 5.36%, 05/15/55 500 509,916
Series 2024-V11, Class A3, 5.91%,
11/15/57
(g)
.................... 1,810 1,902,459
Series 2024-V12, Class AS, 6.03%,
12/15/57
(g)
.................... 500 520,739
Series 2024-V5, Class B, 6.06%, 01/10/57
(g)
1,000 1,026,118
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,927,057
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,934,317
Series 2024-V6, Class B, 6.79%, 03/15/57 . 500 524,097
Series 2024-V8, Class C, 6.95%, 07/15/57
(g)
1,000 1,046,148
Series 2024-V9, Class AS, 6.06%,
08/15/57
(g)
.................... 1,000 1,039,750
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,054,965

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-V14, Class A3, 5.18%, 04/15/57 USD 500 $ 513,298
Series 2025-V14, Class A4, 5.66%, 04/15/57 500 522,521
Series 2025-V16, Class A3, 5.44%,
08/15/58
(g)
.................... 250 259,989
BMARK
(g)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,764,272
Series 2023-V4, Class B, 7.46%, 11/15/56 . 1,000 1,061,698
BMO Mortgage Trust
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(g)
.................... 604 629,167
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 535,325
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(g)
.................... 1,000 1,023,896
Series 2024-5C6, Class B, 6.09%,
09/15/57
(g)
.................... 375 387,691
Series 2024-5C6, Class C, 5.88%,
09/15/57
(g)
.................... 250 248,040
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(g)
.................... 700 720,410
Series 2024-5C7, Class B, 6.20%,
11/15/57
(g)
.................... 500 520,880
Series 2024-C8, Class C, 6.23%, 03/15/57
(g)
500 505,533
Series 2025-5C11, Class C, 6.01%, 07/15/58 250 254,049
Series 2025-C11, Class A5, 5.69%, 02/15/58 500 528,842
Series 2025-C11, Class AS, 5.98%, 02/15/58 500 526,167
Series 2025-C12, Class A5, 5.87%,
06/15/58
(g)
.................... 500 535,195
Series 2026-C14, Class C, 1.00%,
02/15/59
(b) (g)
................... 250 249,481
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 713,485
CD Mortgage Trust
Series 2017-CD6, Class A4, 3.19%,
11/13/50 ..................... 238 234,827
Series 2017-CD6, Class B, 3.91%,
11/13/50
(g)
.................... 500 480,737
Series 2018-CD7, Class B, 4.66%,
08/15/51
(g)
.................... 400 389,059
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 991,055
CGMS Commercial Mortgage Trust, Series
2017-B1, Class C, 4.10%, 08/15/50
(g)
.... 500 482,279
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,830,313
Series 2018-B2, Class A3, 3.74%, 03/10/51 966 958,849
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,286 1,281,668
Series 2019-C7, Class A4, 3.10%, 12/15/72 1,000 955,540
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 467,687
Series 2019-C7, Class C, 3.92%, 12/15/72
(g)
1,000 917,104
Series 2019-GC41, Class A5, 2.87%,
08/10/56 ..................... 1,000 951,306
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 988,918
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%,
11/15/49
(g)
.................... 500 490,488
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(g)
.................... 1,750 1,743,863
Series 2018-CX11, Class B, 4.45%,
04/15/51
(g)
.................... 1,000 975,505
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 991,126
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,912,490
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(g)
.............. 2,000 1,945,157
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(g)
.............. USD 300 $ 307,518
GS Mortgage Securities Trust
Series 2018-GS10, Class AS, 4.38%,
07/10/51
(g)
.................... 1,000 983,837
Series 2020-GC47, Class A4, 2.12%,
05/12/53 ..................... 1,000 938,590
Series 2020-GC47, Class A5, 2.38%,
05/12/53 ..................... 3,000 2,772,167
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class A4,
2.63%, 08/15/49 .................. 940 936,229
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 1,000 973,375
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50 500 495,225
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2025-5C1, Class A3, 5.64%, 03/15/58 1,000 1,045,246
Series 2025-5C2, Class A3, 5.11%, 11/15/58 150 154,129
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 999,274
Series 2018-H3, Class C, 4.86%, 07/15/51
(g)
400 379,813
Series 2018-L1, Class A3, 4.14%, 10/15/51 962 959,450
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 855,603
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 400,167
Series 2019-L3, Class B, 3.63%, 11/15/52
(g)
500 458,495
Series 2019-L3, Class C, 3.63%, 11/15/52
(g)
250 219,504
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 53,264
Series 2020-L4, Class A2, 2.45%, 02/15/53 1,960 1,827,553
Series 2021-L6, Class C, 3.43%, 06/15/54
(g)
250 209,504
Series 2021-L7, Class A4, 2.32%, 10/15/54 500 444,792
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,244,024
UBS Commercial Mortgage Trust
Series 2018-C14, Class B, 5.10%,
12/15/51
(g)
.................... 250 244,701
Series 2018-C15, Class AS, 4.67%,
12/15/51
(g)
.................... 250 245,469
Series 2018-C8, Class A4, 3.98%, 02/15/51 875 870,092
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.48%,
11/15/50
(g)
.................... 250 231,893
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,186,423
Series 2018-C43, Class AS, 4.15%,
03/15/51
(g)
.................... 1,000 991,179
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 1,005,419
Series 2018-C47, Class AS, 4.67%,
09/15/61
(g)
.................... 2,000 1,989,609
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,339,460
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 483,358
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,905,519
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,153,977
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 822,499
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,815,516
Series 2021-C61, Class C, 3.31%, 11/15/54 500 428,037
Series 2025-5C3, Class C, 6.23%,
01/15/58
(g)
.................... 500 512,814
Series 2025-5C5, Class A3, 5.59%, 07/15/58 200 208,985
Series 2025-5C6, Class B, 5.98%,
10/15/58
(g)
.................... 250 259,223

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-C65, Class AS, 5.67%,
10/15/58
(g)
.................... USD 250 $ 258,618
211,863,326
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 212,686,090 ) .............................. 211,863,326
Preferred Securities
Capital Trusts — 0.1%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(g)
........... 500 522,216
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(b) (g)
................. 590 611,030
Chemicals — 0.0%
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55
(g)
................. 600 483,421
Diversified Telecommunication Services — 0.0%
TELUS Corp.
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.69%),
6.38% , 06/09/56 ................ 895 904,331
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.63% , 06/09/56 ................ 695 698,112
1,602,443
Electric Utilities — 0.1%
(g)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 ............. 285 283,072
American Electric Power Co., Inc.
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56 ................ 415 414,963
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05% , 03/15/56 ................ 270 268,093
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 ............. 800 836,289
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................ 1,365 1,451,638
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................ 1,440 1,488,096
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80% , 03/15/82 ................ 185 181,792
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 .................. 1,435 1,480,230
6,404,173
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
(g)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54
(d)
.... USD 395 $ 394,154
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 785 799,082
1,193,236
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(b) (g)
................ 900 936,621
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................ 1,010 1,023,958
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................ 515 504,232
1,528,190
Media — 0.0%
Paramount Global , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(g)
........... 985 925,842
Multi-Utilities — 0.0%
(g)
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................ 590 624,459
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................ 610 639,061
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................ 145 148,643
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.22%),
5.95% , 04/01/56 ................ 315 317,403
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 1,015 1,096,268
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63% , 05/15/55 ................ 375 385,424
Sempra , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 .................. 1,090 1,117,626
4,328,884
Oil, Gas & Consumable Fuels — 0.0%
(g)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ 695 739,491
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 635 674,296
Energy Transfer LP
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 935 998,027

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ USD 435 $ 449,142
Thaioil Treasury Center Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(b)
........... 200 201,004
3,061,960
Total Capital Trusts — 0 .1%
(Cost: $ 21,191,733 ) ............................... 21,598,016
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50% , 12/10/27 .................. 250 245,135
3.00% , 03/10/28 .................. 60 59,247
3.25% , 06/09/28 - 11/16/28 ........... 1,375 1,363,241
5.50% , 07/15/36 .................. 3,285 3,581,162
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29
(j)
................. 200 172,503
6.25% , 07/15/32 .................. 2,355 2,649,599
6.75% , 03/15/31 .................. 1,060 1,202,146
Federal National Mortgage Association
0.88% , 08/05/30 .................. 13,630 12,005,550
6.25% , 05/15/29 .................. 650 702,103
6.63% , 11/15/30 .................. 1,170 1,311,814
7.25% , 05/15/30 .................. 585 664,816
Tennessee Valley Authority
1.50% , 09/15/31 .................. 400 349,867
2.88% , 02/01/27 .................. 250 248,237
3.50% , 12/15/42 .................. 390 324,638
4.88% , 05/15/35 .................. 1,000 1,030,493
5.25% , 09/15/39 .................. 890 934,571
5.25% , 02/01/55
(d)
................. 350 346,400
5.88% , 04/01/36 .................. 580 644,661
7.13% , 05/01/30 .................. 145 163,521
27,999,704
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K-165 , Class A2 , 4.49% , 09/25/34 .. 500 502,002
Series K067 , Class A2 , 3.19% , 07/25/27 .. 3,680 3,649,284
Series K073 , Class A2 , 3.35% , 01/25/28 .. 1,000 991,822
Series K078 , Class A2 , 3.85% , 06/25/28 .. 3,600 3,600,640
Series K088 , Class A2 , 3.69% , 01/25/29 .. 5,000 4,975,374
Series K089 , Class A2 , 3.56% , 01/25/29 .. 2,000 1,983,059
Series K094 , Class A2 , 2.90% , 06/25/29 .. 1,500 1,453,829
Series K098 , Class A2 , 2.43% , 08/25/29 .. 1,000 952,278
Series K100 , Class A2 , 2.67% , 09/25/29 .. 8,000 7,664,602
Series K101 , Class A2 , 2.52% , 10/25/29 .. 2,000 1,904,637
Series K106 , Class A2 , 2.07% , 01/25/30 .. 3,170 2,952,509
Series K108 , Class A2 , 1.52% , 03/25/30 .. 3,000 2,732,491
Series K110 , Class A2 , 1.48% , 04/25/30 .. 660 598,656
Series K112 , Class A2 , 1.31% , 05/25/30 .. 3,000 2,688,370
Series K114 , Class A2 , 1.37% , 06/25/30 .. 1,000 895,271
Series K116 , Class A2 , 1.38% , 07/25/30 .. 7,091 6,342,291
Series K117 , Class A2 , 1.41% , 08/25/30 .. 3,000 2,679,980
Series K125 , Class A2 , 1.85% , 01/25/31 .. 5,000 4,509,159
Series K130 , Class A2 , 1.72% , 06/25/31 .. 3,500 3,109,111
Series K141 , Class A1 , 2.55% , 05/25/31 .. 2,179 2,089,190
Series K141 , Class A2 , 2.25% , 02/25/32 .. 3,000 2,696,974
Series K-1512 , Class A2 , 2.99% , 05/25/31 . 910 864,171
Series K-1512 , Class A3 , 3.06% , 04/25/34 . 720 653,436
Series K154 , Class A2 , 3.42% , 04/25/32 .. 1,000 983,078
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series K514 , Class A2 , 4.57% , 12/25/28 .. USD 1,550 $ 1,575,488
Series K515 , Class A2 , 5.40% , 01/25/29 .. 2,000 2,076,552
Series K528 , Class A2 , 4.51% , 07/25/29 .. 2,000 2,034,359
Series K739 , Class A2 , 1.34% , 09/25/27 .. 5,657 5,473,390
Series K740 , Class A2 , 1.47% , 09/25/27 .. 575 554,583
Series K746 , Class A2 , 2.03% , 09/25/28 .. 1,000 955,316
Series K750 , Class A2 , 3.00% , 09/25/29 .. 2,000 1,942,617
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(g)
Series K-150 , Class A2 , 3.71% , 09/25/32 .. 11,000 10,644,664
Series K-154 , Class A2 , 4.35% , 01/25/33 .. 20,000 20,040,378
Series K-160 , Class A2 , 4.50% , 08/25/33 .. 3,438 3,468,892
Series K-162 , Class A2 , 5.15% , 12/25/33 .. 1,250 1,312,086
Series K-166 , Class A2 , 4.58% , 10/25/34 .. 7,500 7,570,695
Series K-170 , Class A2 , 5.00% , 02/25/35 .. 400 415,247
Series K-171 , Class A2 , 4.40% , 06/25/35 .. 2,000 1,985,895
Series K-172 , Class A2 , 4.58% , 08/25/35 .. 2,000 2,012,425
Series K-173 , Class A2 , 4.60% , 09/25/35 .. 3,000 3,020,994
Series K-174 , Class A2 , 4.53% , 10/25/35 .. 1,000 1,001,498
Series K069 , Class A2 , 3.19% , 09/25/27 .. 5,817 5,761,388
Series K070 , Class A2 , 3.30% , 11/25/27 .. 1,652 1,638,437
Series K075 , Class A2 , 3.65% , 02/25/28 .. 3,065 3,054,488
Series K077 , Class A2 , 3.85% , 05/25/28 .. 2,400 2,400,253
Series K086 , Class A2 , 3.86% , 11/25/28 .. 1,000 999,724
Series K517 , Class A2 , 5.36% , 01/25/29 .. 6,200 6,438,436
Series K539 , Class A2 , 4.41% , 01/25/30 .. 2,500 2,537,372
Series K541 , Class A2 , 4.35% , 02/25/30 .. 900 910,977
Series K543 , Class A2 , 4.33% , 06/25/30 .. 8,750 8,850,688
Series K749 , Class A2 , 2.12% , 03/25/29 .. 15,000 14,282,248
Series K754 , Class AM , 4.94% , 11/25/30 .. 500 517,697
Federal National Mortgage Association ACES
Series 2019-M5 , Class A2 , 3.27% , 02/25/29 4,418 4,347,128
Series 2019-M9 , Class A2 , 2.94% , 06/25/29 2,659 2,591,740
Series 2020-M46 , Class A2 ,
1.32% , 05/25/30 ................ 972 882,708
Federal National Mortgage Association ACES
Variable Rate Notes
(g)
Series 2017-M12 , Class A2 ,
3.06% , 06/25/27 ................ 751 744,139
Series 2018-M1 , Class A2 , 2.98% , 12/25/27 596 588,031
Series 2018-M3 , Class A2 , 3.07% , 02/25/30 5,633 5,467,548
Series 2018-M10 , Class A2 ,
3.35% , 07/25/28 ................ 2,564 2,540,888
Series 2018-M12 , Class A2 ,
3.62% , 08/25/30 ................ 2,935 2,890,908
Series 2019-M2 , Class A2 , 3.62% , 11/25/28 1,574 1,565,747
Series 2021-M13 , Class A2 ,
1.60% , 04/25/31 ................ 9,050 8,003,824
Series 2021-M17 , Class A2 ,
1.71% , 07/25/31 ................ 5,000 4,440,329
Series 2022-M1 , Class A2 , 1.67% , 10/25/31 9,890 8,650,574
217,662,565
Mortgage-Backed Securities — 20.6%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/30 - 01/01/33 ........... 880 851,511
3.00% , 05/01/29 - 10/01/47 ........... 14,248 13,343,544
3.50% , 05/01/32 - 06/01/49 ........... 9,977 9,427,036
4.00% , 05/01/33 - 01/01/49 ........... 3,735 3,626,347
4.50% , 02/01/41 - 01/01/49 ........... 1,862 1,855,779
5.00% , 04/01/33 - 04/01/49 ........... 692 705,263
Federal National Mortgage Association
3.00% , 02/01/47 .................. 249 228,772
3.50% , 11/01/51 .................. 984 931,845

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 02/01/47 - 02/01/57 ........... USD 1,269 $ 1,224,704
Government National Mortgage Association
1.50% , 10/20/51 .................. 4,603 3,641,849
2.00% , 07/20/50 - 06/20/52 ........... 296,587 246,786,614
2.00% , 02/15/56 .................. 817 679,308
2.50% , 05/20/45 - 09/20/52 ........... 277,923 240,768,528
2.50% , 02/15/56 .................. 3,230 2,797,017
3.00% , 01/20/43 - 09/20/52 ........... 204,497 184,775,258
3.00% , 02/15/56 .................. 1,142 1,030,940
3.50% , 09/20/42 - 07/20/53 ........... 140,968 131,739,633
3.50% , 02/15/56 .................. 28,013 25,658,242
4.00% , 08/20/45 - 03/20/53 ........... 90,300 86,480,206
4.00% , 02/15/56 .................. 27,957 26,432,812
4.50% , 04/15/40 - 11/20/54 ........... 101,654 100,118,392
4.50% , 02/15/56 .................. 29,331 28,637,871
5.00% , 07/20/46 - 12/20/54 ........... 134,466 134,897,682
5.00% , 02/15/56 .................. 65,534 65,518,413
5.50% , 04/20/48 - 02/20/56 ........... 188,162 191,289,824
5.50% , 02/15/56 .................. 57,675 58,304,979
6.00% , 02/20/53 - 09/20/55 ........... 81,790 83,872,130
6.00% , 02/15/56 - 03/15/56 ........... 34,050 34,790,247
6.50% , 03/20/53 - 09/20/55 ........... 53,788 55,667,270
6.50% , 02/15/56 .................. 13,296 13,748,997
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 04/01/52 ........... 134,712 113,349,418
2.00% , 12/01/35 - 10/01/52 ........... 1,574,641 1,318,852,016
2.00% , 02/25/41 - 02/25/56 ........... 76,323 69,204,718
2.50% , 12/01/29 - 01/01/54 ........... 1,011,502 875,825,466
2.50% , 02/25/41 - 02/25/56 ........... 23,424 21,894,641
3.00% , 10/01/27 - 10/01/53 ........... 566,934 511,240,522
3.00% , 02/25/41 - 02/25/56 ........... 7,648 7,260,670
3.50% , 01/01/27 - 01/01/53 ........... 365,144 342,584,501
3.50% , 02/25/41 - 02/25/56 ........... 17,596 16,341,245
4.00% , 07/01/29 - 03/01/55 ........... 310,113 299,566,786
4.00% , 02/25/41 - 02/25/56 ........... 39,204 38,217,519
4.50% , 02/25/41 - 02/25/56 ........... 27,631 27,088,158
4.50% , 06/01/41 - 03/01/55 ........... 231,120 227,761,895
5.00% , 06/01/39 - 01/01/56 ........... 354,628 356,464,309
5.00% , 02/25/41 - 02/25/56 ........... 72,104 72,087,943
5.50% , 09/01/41 - 02/01/56 ........... 429,619 439,157,551
5.50% , 02/25/56 .................. 88,000 89,224,125
6.00% , 07/01/41 - 01/01/56 ........... 415,698 428,928,325
6.00% , 02/25/56 .................. 34,425 35,250,492
6.50% , 07/01/53 - 09/01/55 ........... 190,953 199,862,539
7,239,993,852
Total U.S. Government Sponsored Agency Securities — 21 .3%
(Cost: $ 7,774,219,624 ) ............................ 7,485,656,121
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63% , 02/15/27 .................. 2,000 2,062,500
6.38% , 08/15/27 .................. 3,400 3,537,727
5.50% , 08/15/28 .................. 5,500 5,741,914
5.25% , 11/15/28 - 02/15/29 ........... 12,200 12,716,782
4.50% , 02/15/36 - 11/15/54 ........... 126,511 120,941,868
5.00% , 05/15/37 - 05/15/45 ........... 44,422 45,848,956
4.38% , 02/15/38 - 08/15/43 ........... 61,790 59,196,129
3.50% , 02/15/39 .................. 3,750 3,396,680
4.63% , 02/15/40 - 11/15/55 ........... 300,303 289,815,899
1.13% , 05/15/40 - 08/15/40 ........... 103,215 65,085,728
3.88% , 08/15/40 - 05/15/43 ........... 100,974 90,481,650
1.38% , 11/15/40 - 08/15/50 ........... 80,557 46,186,654
4.25% , 11/15/40 - 08/15/54 ........... 138,384 124,692,138
1.88% , 02/15/41 - 11/15/51 ........... 216,444 129,072,318
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.75% , 02/15/41 - 08/15/55 ........... USD 304,097 $ 299,013,390
2.25% , 05/15/41 - 02/15/52 ........... 192,349 126,540,116
1.75% , 08/15/41 .................. 95,137 63,979,632
3.75% , 08/15/41 - 11/15/43 ........... 16,000 14,196,875
2.00% , 11/15/41 - 08/15/51 ........... 209,563 130,116,480
3.13% , 11/15/41 - 05/15/48 ........... 62,735 49,262,948
2.38% , 02/15/42 - 05/15/51 ........... 162,910 108,494,808
3.00% , 05/15/42 - 08/15/52 ........... 251,098 186,190,250
3.25% , 05/15/42 .................. 35,417 29,423,780
2.75% , 08/15/42 - 11/15/47 ........... 80,008 58,703,764
3.38% , 08/15/42 - 11/15/48 ........... 80,701 65,275,550
4.00% , 11/15/42 - 11/15/52 ........... 94,636 83,496,007
2.88% , 05/15/43 - 05/15/52 ........... 148,398 106,575,992
3.63% , 08/15/43 - 05/15/53 ........... 146,123 118,946,673
4.13% , 08/15/44 - 08/15/53 ........... 119,214 106,723,615
2.50% , 02/15/45 - 05/15/46 ........... 100,772 70,418,489
4.88% , 08/15/45 .................. 32,857 33,041,821
1.25% , 05/15/50 .................. 47,790 22,804,791
1.63% , 11/15/50 .................. 66,750 34,897,734
U.S. Treasury Notes
1.50% , 01/31/27 - 11/30/28 ........... 155,160 149,666,103
4.13% , 01/31/27 - 11/15/32 ........... 969,299 979,960,500
2.25% , 02/15/27 - 11/15/27 ........... 113,430 111,391,222
1.13% , 02/28/27 - 02/15/31 ........... 256,348 234,193,926
1.88% , 02/28/27 - 02/15/32 ........... 178,209 164,064,455
4.25% , 03/15/27 - 08/15/35 ........... 870,898 879,523,553
0.63% , 03/31/27 - 08/15/30 ........... 125,400 115,678,360
2.50% , 03/31/27 .................. 48,818 48,236,379
3.88% , 03/31/27 - 08/15/34 ........... 1,336,247 1,336,132,909
4.50% , 04/15/27 - 11/15/33 ........... 405,359 413,689,124
0.50% , 04/30/27 - 10/31/27 ........... 109,470 104,389,879
2.75% , 04/30/27 - 08/15/32 ........... 317,499 308,065,676
3.75% , 04/30/27 - 11/30/32 ........... 563,572 563,095,811
2.38% , 05/15/27 - 05/15/29 ........... 94,096 91,064,833
2.63% , 05/31/27 - 07/31/29 ........... 98,828 96,709,492
4.63% , 06/15/27 - 02/15/35 ........... 465,322 478,715,537
3.25% , 06/30/27 - 06/30/29 ........... 113,303 112,172,868
4.38% , 07/15/27 - 05/15/34 ........... 414,697 422,401,734
3.13% , 08/31/27 - 08/31/29 ........... 110,203 108,689,825
3.63% , 08/31/27 - 09/30/31 ........... 871,447 867,640,285
3.38% , 09/15/27 - 05/15/33 ........... 325,735 320,774,737
0.38% , 09/30/27 .................. 29,500 28,015,781
3.50% , 09/30/27 - 02/15/33 ........... 708,089 702,526,349
4.00% , 12/15/27 - 11/15/35 ........... 1,157,198 1,161,197,752
0.75% , 01/31/28 .................. 54,112 51,230,959
1.25% , 03/31/28 - 08/15/31 ........... 396,567 366,932,642
2.88% , 05/15/28 - 05/15/32 ........... 271,931 263,299,017
1.00% , 07/31/28 .................. 39,335 36,941,097
1.38% , 10/31/28 - 11/15/31 ........... 184,153 165,538,516
4.88% , 10/31/28 - 10/31/30 ........... 102,154 106,128,340
1.75% , 01/31/29 .................. 38,592 36,565,920
0.88% , 11/15/30 .................. 54,825 47,886,211
1.63% , 05/15/31 .................. 81,310 72,721,631
Total U.S. Treasury Obligations — 38 .8%
(Cost: $ 14,244,473,244 ) ............................ 13,652,121,081
Total Long-Term Investments — 98.4%
(Cost: $ 35,817,368,589 ) ............................ 34,585,647,127

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.2%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(p)
.................. 298,483,025 $ 298,483,015
BlackRock Liquidity TempCash Funds:
Institutional Shares , 3.73% ........... 829,441,511 829,746,752
Total Short-Term Securities — 3 .2%
(Cost: $ 1,128,229,767 ) ............................ 1,128,229,767
Total Investments Before TBA Sale Commitments — 101 .6%
(Cost: $ 36,945,598,356 ) ............................ 35,713,876,894
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 0 .2 ) %
Government National Mortgage Association
5.50% , 02/15/56 .................. USD (11,425) $ (11,549,794)
6.00% , 02/15/56 .................. (10,725) (10,970,302)
Uniform Mortgage-Backed Securities
4.50% , 02/25/56 .................. (3,600) (3,526,620)
5.00% , 02/25/56 .................. (49,075) (49,061,480)
5.50% , 02/25/56 .................. (5,975) (6,058,115)
Total TBA Sale Commitments — ( 0 .2 ) %
(Proceeds: $ (81,185,551) ) .......................... (81,166,311)
Total Investments Net of TBA Sale Commitments — 101 .4%
(Cost: $ 36,864,412,805 ) ............................ 35,632,710,583
Liabilities in Excess of Other Assets — (1.4) % ............. (490,062,901)
Net Assets — 100.0% ...............................
$ 35,142,647,682
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Perpetual security with no stated maturity date.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Zero-coupon bond.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
When-issued security.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 285,308,849 $ 13,174,166
(a)
$ — $ — $ — $ 298,483,015 298,483,025 $ 669,387
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 637,228,730 192,536,291
(a)
— (18,269) — 829,746,752 829,441,511 6,909,990 —
$ (18,269) $ — $ 1,128,229,767 $ 7,579,377 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 113,933,459 $ — $ 113,933,459
Common Stocks ......................................... — — 322,352 322,352
Corporate Bonds ......................................... — 10,783,457,316 36,213 10,783,493,529
Foreign Agency Obligations .................................. — 944,628,627 — 944,628,627
Foreign Government Obligations .............................. — 1,252,885,034 — 1,252,885,034
Municipal Bonds ......................................... — 119,145,582 — 119,145,582
Non-Agency Mortgage-Backed Securities ........................ — 211,863,326 — 211,863,326
Preferred Securities ....................................... — 21,598,016 — 21,598,016
U.S. Government Sponsored Agency Securities .................... — 7,485,656,121 — 7,485,656,121
U.S. Treasury Obligations ................................... — 13,652,121,081 — 13,652,121,081
Short-Term Securities
Money Market Funds ...................................... 1,128,229,767 — — 1,128,229,767
Liabilities
Investments
TBA Sale Commitments .................................... — (81,166,311) — (81,166,311)
$ 1,128,229,767 $ 34,504,122,251 $ 358,565 $ 35,632,710,583

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Core Universal USD Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced